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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2012 to June 30, 2012

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2012

Classes ADV, I, S and S2

ING Partners, Inc.

■  ING American Century Small-Mid Cap Value Portfolio

■  ING Baron Growth Portfolio (formerly, ING Baron Small Cap Growth Portfolio)

■  ING Columbia Small Cap Value II Portfolio

■  ING Davis New York Venture Portfolio

■  ING Global Bond Portfolio

■  ING Invesco Van Kampen Comstock Portfolio

■  ING Invesco Van Kampen Equity and Income Portfolio

■  ING JPMorgan Mid Cap Value Portfolio

■  ING Oppenheimer Global Portfolio

■  ING PIMCO Total Return Portfolio

■  ING Pioneer High Yield Portfolio

■  ING T. Rowe Price Diversified Mid Cap Growth Portfolio

■  ING T. Rowe Price Growth Equity Portfolio

■  ING Templeton Foreign Equity Portfolio

■  ING Thornburg Value Portfolio

■  ING UBS U.S. Large Cap Equity Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	7

Statements of Operations	15

Statements of Changes in Net Assets	19

Financial Highlights	27

Notes to Financial Statements	35

Summary Portfolio of Investments	60

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these "risk-on" and "risk-off" periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing ("QE"), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks' excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it's quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 27, 2012

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter's upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region's index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product ("GDP") growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its "Operation Twist" program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone's enduring sovereign debt crisis continued to move markets the most. The European Central Bank's €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations ("LTRO") was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another "summit" meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone's deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs' recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan's newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.'s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.

Barclays Capital Mortgage-Backed Securities Index	An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING American Century Small-Mid Cap Value Portfolio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
Class ADV	$1,000.00	$1,069.50	1.43%	$7.36	$1,000.00	$1,017.75	1.43%	$7.17
Class I	1,000.00	1,072.10	0.93	4.79	1,000.00	1,020.24	0.93	4.67
Class S	1,000.00	1,069.90	1.18	6.07	1,000.00	1,019.00	1.18	5.92
Class S2	1,000.00	1,069.80	1.33	6.84	1,000.00	1,018.25	1.33	6.67
ING Baron Growth Portfolio
Class ADV	$1,000.00	$1,083.20	1.55%	$8.03	$1,000.00	$1,017.16	1.55%	$7.77
Class I	1,000.00	1,085.70	1.05	5.45	1,000.00	1,019.64	1.05	5.27
Class S	1,000.00	1,084.20	1.29	6.68	1,000.00	1,018.45	1.29	6.47
Class S2	1,000.00	1,083.50	1.45	7.51	1,000.00	1,017.65	1.45	7.27

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Columbia Small Cap Value II Portfolio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
Class ADV	$1,000.00	$1,062.50	1.41%	$7.23	$1,000.00	$1,017.85	1.41%	$7.07
Class I	1,000.00	1,065.30	0.91	4.67	1,000.00	1,020.34	0.91	4.57
Class S	1,000.00	1,063.60	1.16	5.95	1,000.00	1,019.10	1.16	5.82
Class S2	1,000.00	1,062.60	1.31	6.72	1,000.00	1,018.35	1.31	6.57
ING Davis New York Venture Portfolio
Class ADV	$1,000.00	$1,064.70	1.25%	$6.42	$1,000.00	$1,018.65	1.25%	$6.27
Class I	1,000.00	1,067.90	0.75	3.86	1,000.00	1,021.13	0.75	3.77
Class S	1,000.00	1,066.30	1.00	5.14	1,000.00	1,019.89	1.00	5.02
ING Global Bond Portfolio
Class ADV	$1,000.00	$1,021.40	1.02%	$5.13	$1,000.00	$1,019.79	1.02%	$5.12
Class I	1,000.00	1,024.70	0.52	2.62	1,000.00	1,022.28	0.52	2.61
Class S	1,000.00	1,022.90	0.77	3.87	1,000.00	1,021.03	0.77	3.87
ING Invesco Van Kampen Comstock Portfolio
Class ADV	$1,000.00	$1,082.90	1.29%	$6.68	$1,000.00	$1,018.45	1.29%	$6.47
Class I	1,000.00	1,085.50	0.79	4.10	1,000.00	1,020.93	0.79	3.97
Class S	1,000.00	1,084.50	1.04	5.39	1,000.00	1,019.69	1.04	5.22
ING Invesco Van Kampen Equity and Income Portfolio
Class ADV	$1,000.00	$1,062.60	1.15%	$5.90	$1,000.00	$1,019.14	1.15%	$5.77
Class I	1,000.00	1,065.40	0.65	3.34	1,000.00	1,021.63	0.65	3.27
Class S	1,000.00	1,064.00	0.90	4.62	1,000.00	1,020.39	0.90	4.52
Class S2	1,000.00	1,063.00	1.05	5.39	1,000.00	1,019.64	1.05	5.27
ING JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,101.40	1.47%	$7.68	$1,000.00	$1,017.55	1.47%	$7.37
Class I	1,000.00	1,104.40	0.97	5.08	1,000.00	1,020.04	0.97	4.87
Class S	1,000.00	1,102.80	1.22	6.38	1,000.00	1,018.80	1.22	6.12
Class S2	1,000.00	1,102.30	1.37	7.16	1,000.00	1,018.05	1.37	6.87
ING Oppenheimer Global Portfolio
Class ADV	$1,000.00	$1,047.70	1.20%	$6.11	$1,000.00	$1,018.90	1.20%	$6.02
Class I	1,000.00	1,050.20	0.70	3.57	1,000.00	1,021.38	0.70	3.52
Class S	1,000.00	1,048.40	0.95	4.84	1,000.00	1,020.14	0.95	4.77
Class S2	1,000.00	1,048.30	1.10	5.60	1,000.00	1,019.39	1.10	5.52

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING PIMCO Total Return Portfolio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
Class ADV	$1,000.00	$1,041.80	1.08%	$5.48	$1,000.00	$1,019.49	1.08%	$5.42
Class I	1,000.00	1,044.20	0.58	2.95	1,000.00	1,021.98	0.58	2.92
Class S	1,000.00	1,042.10	0.83	4.21	1,000.00	1,020.74	0.83	4.17
Class S2	1,000.00	1,042.00	0.98	4.98	1,000.00	1,019.99	0.98	4.92
ING Pioneer High Yield Portfolio
Class I	$1,000.00	$1,069.20	0.71%	$3.65	$1,000.00	$1,021.33	0.71%	$3.57
Class S	1,000.00	1,066.90	0.96	4.93	1,000.00	1,020.09	0.96	4.82
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV	$1,000.00	$1,093.80	1.19%	$6.20	$1,000.00	$1,018.95	1.19%	$5.97
Class I	1,000.00	1,095.80	0.69	3.60	1,000.00	1,021.43	0.69	3.47
Class S	1,000.00	1,094.90	0.94	4.90	1,000.00	1,020.19	0.94	4.72
Class S2	1,000.00	1,093.80	1.09	5.67	1,000.00	1,019.44	1.09	5.47
ING T. Rowe Price Growth Equity Portfolio
Class ADV	$1,000.00	$1,129.70	1.24%	$6.57	$1,000.00	$1,018.70	1.24%	$6.22
Class I	1,000.00	1,132.40	0.74	3.92	1,000.00	1,021.18	0.74	3.72
Class S	1,000.00	1,131.00	0.99	5.25	1,000.00	1,019.94	0.99	4.97
Class S2	1,000.00	1,130.30	1.14	6.04	1,000.00	1,019.19	1.14	5.72
ING Templeton Foreign Equity Portfolio
Class ADV	$1,000.00	$1,010.60	1.48%	$7.40	$1,000.00	$1,017.50	1.48%	$7.42
Class I	1,000.00	1,013.70	0.98	4.91	1,000.00	1,019.99	0.98	4.92
Class S	1,000.00	1,011.60	1.23	6.15	1,000.00	1,018.75	1.23	6.17
Class S2	1,000.00	1,010.60	1.38	6.90	1,000.00	1,018.00	1.38	6.92
ING Thornburg Value Portfolio
Class ADV	$1,000.00	$1,007.50	1.39%	$6.94	$1,000.00	$1,017.95	1.39%	$6.97
Class I	1,000.00	1,010.20	0.89	4.45	1,000.00	1,020.44	0.89	4.47
Class S	1,000.00	1,008.40	1.14	5.69	1,000.00	1,019.19	1.14	5.72
Class S2	1,000.00	1,007.80	1.29	6.44	1,000.00	1,018.45	1.29	6.47
ING UBS U.S. Large Cap Equity Portfolio
Class ADV	$1,000.00	$1,054.70	1.25%	$6.39	$1,000.00	$1,018.65	1.25%	$6.27
Class I	1,000.00	1,057.30	0.75	3.84	1,000.00	1,021.13	0.75	3.77
Class S	1,000.00	1,056.50	1.00	5.11	1,000.00	1,019.89	1.00	5.02

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING American Century Small-Mid Cap Value Portfolio	ING Baron Growth Portfolio	ING Columbia Small Cap Value II Portfolio	ING Davis New York Venture Portfolio
ASSETS:
Investments in securities at fair value+*	$214,197,429	$737,267,464	$153,240,307	$391,210,292
Short-term investments at fair value**	4,717,408	10,805,843	3,264,230	—
Short-term investments at amortized cost	—	—	—	17,750,709
Total investments at fair value	$218,914,837	$748,073,307	$156,504,537	$408,961,001
Cash	—	—	—	1,447
Foreign currencies at value***	17	—	—	13,653
Receivables:
Investments securities sold	2,725,728	4,132,356	2,526,562	2,603,648
Fund shares sold	302,008	84,080	10,088	757,039
Dividends	459,964	402,209	272,640	505,492
Interest	—	—	—	5,528
Foreign tax reclaims	—	—	—	182,456
Prepaid expenses	—	—	828	—
Reimbursement due from manager	29,651	—	—	60,419
Total assets	222,432,205	752,691,952	159,314,655	413,090,683
LIABILITIES:
Payable for investment securities purchased	2,370,310	2,882,456	1,958,938	6,282
Payable for fund shares redeemed	26,688	1,894,517	57,753	165,477
Payable upon receipt of securities loaned	1,811,354	—	—	—
Unrealized depreciation on forward foreign currency contracts	58,223	—	—	—
Payable to affiliates	223,460	692,730	135,675	338,469
Payable for trustee fees	1,068	3,793	827	2,055
Other accrued expenses and liabilities	27,841	48,317	52,819	41,110
Total liabilities	4,518,944	5,521,813	2,206,012	553,393
NET ASSETS	$217,913,261	$747,170,139	$157,108,643	$412,537,290
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$192,194,268	$482,309,959	$199,014,592	$431,288,949
Undistributed net investment income/ (accumulated net investment loss)	4,701,512	(1,255,963)	859,383	3,267,182
Accumulated net realized gain (loss)	16,085,194	(16,749,242)	(61,687,002)	(67,433,087)
Net unrealized appreciation	4,932,287	282,865,385	18,921,670	45,414,246
NET ASSETS	$217,913,261	$747,170,139	$157,108,643	$412,537,290
+ Including securities loaned at value	$1,767,296	$—	$—	$—
* Cost of investments in securities	$209,207,179	$454,402,079	$134,318,637	$345,796,318
** Cost of short-term investments	$4,717,408	$10,805,843	$3,264,230	$—
*** Cost of foreign currencies	$17	$—	$—	$13,653

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING American Century Small-Mid Cap Value Portfolio	ING Baron Growth Portfolio	ING Columbia Small Cap Value II Portfolio	ING Davis New York Venture Portfolio
Class ADV:
Net Assets	$44,520,474	$56,352,495	$6,037,695	$9,876,681
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,756,797	2,757,437	572,758	561,098
Net asset value and redemption price per share	$11.85	$20.44	$10.54	$17.60
Class I:
Net Assets	$92,067,190	$162,644,214	$15,224,302	$133,119,989
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,548,399	7,550,829	1,414,857	7,359,909
Net asset value and redemption price per share	$12.20	$21.54	$10.76	$18.09
Class S:
Net Assets	$79,003,536	$527,643,218	$135,187,342	$269,540,620
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,531,932	25,119,978	12,638,380	15,094,644
Net asset value and redemption price per share	$12.09	$21.00	$10.70	$17.86
Class S2:
Net Assets	$2,322,061	$530,212	$659,304	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	196,772	25,847	62,654	n/a
Net asset value and redemption price per share	$11.80	$20.51	$10.52	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Global Bond Portfolio	ING Invesco Van Kampen Comstock Portfolio	ING Invesco Van Kampen Equity and Income Portfolio	ING JPMorgan Mid Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$374,753,035	$311,082,263	$711,865,097	$371,852,994
Short-term investments at fair value**	17,130,807	8,021,243	26,031,859	13,125,104
Total investments at fair value	$391,883,842	$319,103,506	$737,896,956	$384,978,098
Cash	10,544	5,578	5,847	—
Cash collateral for futures	3,347,392	—	—	—
Receivable for derivatives collateral (Note 2)	10,864,000	—	—	—
Foreign currencies at value***	2,185,781	—	—	—
Foreign cash collateral for futures****	50,340	—	—	—
Receivables:
Investments securities sold	33,549,464	330,296	4,828,483	3,095,171
Fund shares sold	34,549	18,243	45,304	59,136
Dividends	10,839	647,857	1,178,987	568,906
Interest	5,608,038	—	1,560,810	—
Foreign tax reclaims	—	23,116	830	—
Unrealized appreciation on forward foreign currency contracts	10,480,816	—	14,707	—
Unrealized appreciation on OTC swap agreements	298,547	—	—	—
Prepaid expenses	3,508	—	—	—
Reimbursement due from manager	10,235	—	30,882	—
Total assets	458,337,895	320,128,596	745,562,806	388,701,311
LIABILITIES:
Payable for investment securities purchased	6,781,411	731,921	803,716	2,152,096
Payable for investment securities purchased on a delayed-delivery or when-issued basis	415,413	—	—	—
Payable for fund shares redeemed	160,190	142,323	903,890	750,905
Payable upon receipt of securities loaned	6,408,806	—	—	2,450,102
Unrealized depreciation on forward foreign currency contracts	13,337,825	—	101,394	—
Unrealized depreciation on OTC swap agreements	9,193,080	—	—	—
Payable to affiliates	199,014	234,457	438,065	314,566
Payable for trustee fees	2,159	1,616	3,875	1,871
Payable for derivatives collateral (Note 2)	460,000	—	—	—
Other accrued expenses and liabilities	82,679	16,330	53,556	26,708
Written options, at fair value^	967,219	—	—	—
Total liabilities	38,007,796	1,126,647	2,304,496	5,696,248
NET ASSETS	$420,330,099	$319,001,949	$743,258,310	$383,005,063
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$394,522,049	$526,247,354	$677,198,585	$320,183,611
Undistributed net investment income	35,564,021	2,897,506	9,468,343	1,922,231
Accumulated net realized gain (loss)	(2,577,785)	(252,965,889)	(38,060,092)	3,193,003
Net unrealized appreciation (depreciation)	(7,178,186)	42,822,978	94,651,474	57,706,218
NET ASSETS	$420,330,099	$319,001,949	$743,258,310	$383,005,063
+ Including securities loaned at value	$6,133,266	$—	$—	$2,399,806
* Cost of investments in securities	$370,576,418	$268,259,285	$617,126,936	$314,146,776
** Cost of short-term investments	$17,130,807	$8,021,243	$26,031,859	$13,125,104
*** Cost of foreign currencies	$2,207,905	$—	$—	$—
**** Cost of foreign cash collateral for futures	$50,340	$—	$—	$—
^ Premiums received on written options	$1,094,866	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING Global Bond Portfolio	ING Invesco Van Kampen Comstock Portfolio	ING Invesco Van Kampen Equity and Income Portfolio	ING JPMorgan Mid Cap Value Portfolio
Class ADV:
Net Assets	$31,980,584	$20,234,789	$21,708,667	$34,483,827
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,789,564	1,912,752	627,254	2,250,656
Net asset value and redemption price per share	$11.46	$10.58	$34.61	$15.32
Class I:
Net Assets	$323,019,194	$47,822,297	$524,314,550	$142,020,639
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	27,848,965	4,483,824	14,892,630	9,131,964
Net asset value and redemption price per share	$11.60	$10.67	$35.21	$15.55
Class S:
Net Assets	$65,330,321	$250,944,863	$196,178,744	$205,396,270
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,635,975	23,569,791	5,619,812	13,291,596
Net asset value and redemption price per share	$11.59	$10.65	$34.91	$15.45
Class S2:
Net Assets	n/a	n/a	$1,056,349	$1,104,327
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	30,553	72,159
Net asset value and redemption price per share	n/a	n/a	$34.57	$15.30

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Oppenheimer Global Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$1,456,989,827	$1,688,510,839	$94,179,867	$729,352,578
Short-term investments at fair value**	36,436,044	59,810,380	2,919,143	22,904,740
Total investments at fair value	$1,493,425,871	$1,748,321,219	$97,099,010	$752,257,318
Cash	—	3,124,779	2,117	—
Foreign currencies at value***	3,500,786	96,823	—	—
Foreign cash collateral for futures****	—	1,594	—	—
Receivables:
Investments securities sold	8,494,377	53,358,106	574,102	3,419,203
Investment securities sold on a delayed-delivery or when-issued basis	—	445,404,204	—	—
Fund shares sold	160,306	580,691	13,112	25,747
Dividends	493,472	33,767	36,829	423,474
Interest	—	7,255,469	1,287,468	—
Foreign tax reclaims	1,208,885	4,345	—	—
Unrealized appreciation on forward foreign currency contracts	—	717,406	—	—
Upfront payments paid on OTC swap agreements	—	1,698,872	—	—
Unrealized appreciation on OTC swap agreements	—	936,260	—	—
Variation margin receivable on centrally cleared swaps	—	525,215	—	—
Prepaid expenses	—	—	473	—
Reimbursement due from manager	—	1,050	5,627	18,861
Total assets	1,507,283,697	2,262,059,800	99,018,738	756,144,603
LIABILITIES:
Payable for investment securities purchased	8,671,916	55,301,386	1,376,307	806,261
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	926,276,393	—	—
Payable for fund shares redeemed	1,968,141	3,944,774	12,061	256,369
Payable upon receipt of securities loaned	30,658,730	16,662,616	—	22,903,740
Sales commitments^^	—	1,071,563	—	—
Unrealized depreciation on forward foreign currency contracts	—	2,450,055	—	—
Upfront payments received on OTC swap agreements	—	1,468,107	—	—
Unrealized depreciation on OTC swap agreements	—	652,138	—	—
Payable to affiliates	875,180	733,004	55,291	446,329
Payable to custodian due to bank overdraft	—	—	—	218,487
Payable for trustee fees	7,663	6,091	481	3,788
Payable for cash collateral for futures	—	171,533	—	—
Payable for derivatives collateral (Note 2)	—	4,122,000	—	—
Other accrued expenses and liabilities	189,229	73,058	58,019	42,500
Written options, at fair value^	—	293,375	—	—
Total liabilities	42,370,859	1,013,226,093	1,502,159	24,677,474
NET ASSETS	$1,464,912,838	$1,248,833,707	$97,516,579	$731,467,129
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,303,204,555	$1,159,082,080	$115,876,218	$548,413,226
Undistributed net investment income	36,000,334	54,231,191	507,223	1,024,707
Accumulated net realized gain (loss)	(58,656,756)	4,426,586	(24,556,063)	70,331,710
Net unrealized appreciation	184,364,705	31,093,850	5,689,201	111,697,486
NET ASSETS	$1,464,912,838	$1,248,833,707	$97,516,579	$731,467,129
+ Including securities loaned at value	$29,788,967	$16,147,706	$—	$22,316,524
* Cost of investments in securities	$1,272,627,888	$1,657,049,881	$88,490,666	$617,655,092
** Cost of short-term investments	$36,436,044	$59,137,054	$2,919,143	$22,904,740
*** Cost of foreign currencies	$3,604,233	$95,235	$—	$—
**** Cost of foreign cash collateral for futures	$—	$1,595	$—	$—
^ Premiums received on written options	$—	$3,814,965	$—	$—
^^ Proceeds from sales commitments	$—	$1,070,312	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING Oppenheimer Global Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV:
Net Assets	$66,650,156	$179,236,545	n/a	$21,394,091
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	5,233,807	14,988,826	n/a	2,478,526
Net asset value and redemption price per share	$12.73	$11.96	n/a	$8.63
Class I:
Net Assets	$1,229,367,469	$540,829,059	$93,711,009	$691,198,932
Shares authorized	250,000,000	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	93,356,656	44,038,392	8,538,438	76,456,205
Net asset value and redemption price per share	$13.17	$12.28	$10.98	$9.04
Class S:
Net Assets	$167,791,957	$525,995,526	$3,805,570	$17,971,773
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,126,047	43,309,935	347,115	2,024,948
Net asset value and redemption price per share	$12.78	$12.14	$10.96	$8.88
Class S2:
Net Assets	$1,103,256	$2,772,577	n/a	$902,333
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	87,658	232,963	n/a	104,573
Net asset value and redemption price per share	$12.59	$11.90	n/a	$8.63

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$1,125,383,508	$488,094,658	$181,646,370	$138,688,907
Short-term investments at fair value**	51,141,157	—	10,837,184	6,129,609
Total investments at fair value	$1,176,524,665	$488,094,658	$192,483,554	$144,818,516
Cash	1,418,566	18,359,844	—	—
Foreign currencies at value***	—	323,864	18,029	—
Receivables:
Investments securities sold	1,308,504	—	374,019	200,510
Fund shares sold	10,928,216	126,294	88,104	18,433
Dividends	606,972	1,535,900	158,974	264,385
Interest	11	15	14,399	—
Foreign tax reclaims	—	1,202,548	46,033	—
Prepaid expenses	—	2,814	—	—
Reimbursement due from manager	—	—	—	16,198
Total assets	1,190,786,934	509,645,937	193,183,112	145,318,042
LIABILITIES:
Payable for investment securities purchased	8,810,992	3,798	41,681	369,679
Payable for fund shares redeemed	675,245	2,760,500	55,928	30,253
Payable upon receipt of securities loaned	8,938,792	—	4,477,986	3,921,685
Payable to affiliates	732,368	483,660	121,648	94,756
Payable for trustee fees	5,633	2,657	1,121	745
Other accrued expenses and liabilities	58,759	185,847	26,831	17,797
Total liabilities	19,221,789	3,436,462	4,725,195	4,434,915
NET ASSETS	$1,171,565,145	$506,209,475	$188,457,917	$140,883,127
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$957,330,359	$698,733,109	$269,883,519	$236,192,632
Undistributed net investment income/ (accumulated net investment loss)	(795,290)	23,506,826	651,617	1,036,856
Accumulated net realized loss	(121,826,141)	(167,017,942)	(69,069,855)	(103,195,669)
Net unrealized appreciation (depreciation)	336,856,217	(49,012,518)	(13,007,364)	6,849,308
NET ASSETS	$1,171,565,145	$506,209,475	$188,457,917	$140,883,127
+ Including securities loaned at value	$8,587,970	$—	$4,342,820	$3,827,404
* Cost of investments in securities	$788,527,322	$536,978,519	$194,652,982	$131,839,599
** Cost of short-term investments	$51,141,157	$—	$10,837,184	$6,129,609
*** Cost of foreign currencies	$—	$323,864	$18,140	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio
Class ADV:
Net Assets	$105,206,752	$27,621,176	$15,145,892	$6,915,562
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,770,746	2,891,216	560,428	762,515
Net asset value and redemption price per share	$59.41	$9.55	$27.03	$9.07
Class I:
Net Assets	$821,664,018	$285,645,928	$159,704,871	$126,028,322
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,458,120	29,608,192	5,739,505	13,663,660
Net asset value and redemption price per share	$61.05	$9.65	$27.83	$9.22
Class S:
Net Assets	$243,238,734	$191,627,335	$13,604,411	$7,939,243
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,041,572	19,971,783	492,904	866,801
Net asset value and redemption price per share	$60.18	$9.59	$27.60	$9.16
Class S2:
Net Assets	$1,455,641	$1,315,036	$2,743	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	24,426	137,630	101	n/a
Net asset value and redemption price per share	$59.59	$9.55	$27.05	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING American Century Small-Mid Cap Value Portfolio	ING Baron Growth Portfolio	ING Columbia Small Cap Value II Portfolio	ING Davis New York Venture Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,219,504	$3,498,293	$1,362,482	$3,574,609
Interest	—	—	—	20,909
Securities lending income, net	8,824	—	—	—
Total investment income	3,228,328	3,498,293	1,362,482	3,595,518
EXPENSES:
Investment management fees	1,062,273	3,206,646	616,897	1,634,901
Distribution and service fees:
Class ADV	103,634	138,480	14,003	24,595
Class S	96,559	672,831	176,367	347,362
Class S2	5,504	862	1,345	—
Transfer agent fees	296	425	118	337
Administrative service fees	212,758	708,018	82,252	204,360
Shareholder reporting expense	5,490	15,006	18,006	11,651
Professional fees	7,686	20,313	13,620	15,006
Custody and accounting expense	16,963	13,115	6,581	14,974
Trustee fees	1,068	3,793	4,962	2,055
Miscellaneous expense	889	5,415	2,683	3,754
Interest expense	—	609	—	21
Total expenses	1,513,120	4,785,513	936,834	2,259,016
Net waived and reimbursed fees	(320,085)	(36,568)	(269)	(357,921)
Brokerage commission recapture	—	(1,712)	(6,968)	(11,815)
Net expenses	1,193,035	4,747,233	929,597	1,889,280
Net investment income (loss)	2,035,293	(1,248,940)	432,885	1,706,238
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,315,174	25,884,981	10,655,652	10,570,349
Foreign currency related transactions	81,212	(45,142)	—	(32,143)
Net realized gain	5,396,386	25,839,839	10,655,652	10,538,206
Net change in unrealized appreciation (depreciation) on:
Investments	6,890,339	36,416,839	(577,855)	12,981,559
Foreign currency related transactions	(74,054)	331	—	3,114
Net change in unrealized appreciation (depreciation)	6,816,285	36,417,170	(577,855)	12,984,673
Net realized and unrealized gain	12,212,671	62,257,009	10,077,797	23,522,879
Increase in net assets resulting from operations	$14,247,964	$61,008,069	$10,510,682	$25,229,117
*Foreign taxes withheld	$19,347	$40,224	$—	$108,469

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Global Bond Portfolio	ING Invesco Van Kampen Comstock Portfolio	ING Invesco Van Kampen Equity and Income Portfolio	ING JPMorgan Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$26,534	$4,015,092	$6,861,794	$3,844,383
Interest, net of foreign taxes withheld*	10,622,096	—	3,483,006	—
Securities lending income, net	35,248	39,030	—	2,510
Total investment income	10,683,878	4,054,122	10,344,800	3,846,893
EXPENSES:
Investment management fees	1,073,362	964,323	2,119,702	1,395,747
Distribution and service fees:
Class ADV	77,635	48,351	55,380	84,598
Class S	84,069	317,720	264,542	252,038
Class S2	—	—	2,542	1,412
Transfer agent fees	401	264	556	389
Administrative service fees	214,669	323,525	385,395	371,226
Shareholder reporting expense	24,746	5,612	15,311	9,638
Professional fees	25,506	6,832	20,984	13,481
Custody and accounting expense	77,440	5,373	17,324	5,185
Trustee fees	12,951	1,616	3,875	1,871
Miscellaneous expense	14,867	2,271	5,662	2,318
Interest expense	1,598	—	—	—
Total expenses	1,607,244	1,675,887	2,891,273	2,137,903
Net waived and reimbursed fees	(331,107)	(45,789)	(62,981)	(282)
Brokerage commission recapture	—	(8,027)	(12,743)	—
Net expenses	1,276,137	1,622,071	2,815,549	2,137,621
Net investment income	9,407,741	2,432,051	7,529,251	1,709,272
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,810,026	11,046,625	13,910,547	13,956,933
Foreign currency related transactions	(3,708,880)	(304)	818,381	—
Futures	989,047	—	—	—
Swaps	(552,778)	—	—	—
Written options	966,648	—	—	—
Net realized gain	1,504,063	11,046,321	14,728,928	13,956,933
Net change in unrealized appreciation (depreciation) on:
Investments	6,982,234	11,917,234	28,246,043	19,852,217
Foreign currency related transactions	(1,359,130)	—	(755,252)	—
Futures	(771,882)	—	—	—
Swaps	(5,069,449)	—	—	—
Written options	(491,612)	—	—	—
Net change in unrealized appreciation (depreciation)	(709,839)	11,917,234	27,490,791	19,852,217
Net realized and unrealized gain	794,224	22,963,555	42,219,719	33,809,150
Increase in net assets resulting from operations	$10,201,965	$25,395,606	$49,748,970	$35,518,422
*Foreign taxes withheld	$669	$77,265	$53,482	$7,575

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Oppenheimer Global Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$21,322,499	$2,310,772	$207,051	$3,329,544
Interest, net of foreign taxes withheld*	—	15,850,825	2,735,967	—
Securities lending income, net	1,346,065	52,674	—	210,301
Total investment income	22,668,564	18,214,271	2,943,018	3,539,845
EXPENSES:
Investment management fees	4,572,637	2,904,564	286,959	2,410,819
Distribution and service fees:
Class ADV	170,037	427,850	—	52,500
Class S	220,767	637,914	3,240	26,257
Class S2	2,552	5,338	—	1,949
Transfer agent fees	602	621	126	567
Administrative service fees	553,973	538,026	47,826	172,649
Shareholder reporting expense	19,154	16,653	15,497	15,006
Professional fees	25,010	19,825	7,547	15,677
Custody and accounting expense	93,443	38,430	9,282	11,956
Trustee fees	7,663	6,091	2,885	3,788
Miscellaneous expense	20,908	7,130	4,057	5,523
Interest expense	22	218	—	112
Total expenses	5,686,768	4,602,660	377,419	2,716,803
Net waived and reimbursed fees	(511)	(3,637)	(33,998)	(38,480)
Brokerage commission recapture	—	—	(13)	(393)
Net expenses	5,686,257	4,599,023	343,408	2,677,930
Net investment income	16,982,307	13,615,248	2,599,610	861,915
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheld^)	17,777,166	7,131,575	2,680,672	11,237,914
Foreign currency related transactions	(364,484)	5,895,660	—	—
Futures	—	5,658,570	—	—
Swaps	—	5,285,794	—	—
Written options	—	1,504,724	—	—
Net realized gain	17,412,682	25,476,323	2,680,672	11,237,914
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)	40,955,826	19,844,246	811,313	56,056,267
Foreign currency related transactions	(20,343)	(4,212,863)	—	—
Futures	—	(2,737,246)	—	—
Swaps	—	(1,596,834)	—	—
Written options	—	451,226	—	—
Sales commitments	—	79,377	—	—
Net change in unrealized appreciation (depreciation)	40,935,483	11,827,906	811,313	56,056,267
Net realized and unrealized gain	58,348,165	37,304,229	3,491,985	67,294,181
Increase in net assets resulting from operations	$75,330,472	$50,919,477	$6,091,595	$68,156,096
* Foreign taxes withheld	$2,273,043	$10,519	$2,895	$20,447
^ Foreign taxes on sale of Indian investments	$213	$—	$—	$—
# Foreign taxes accrued on Indian investments	$54,290	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,715,957	$12,089,105	$1,048,210	$1,353,816
Interest	100	1,323	28,799	—
Securities lending income, net	165,260	—	39,313	3,366
Total investment income	3,881,317	12,090,428	1,116,322	1,357,182
EXPENSES:
Investment management fees	3,361,211	2,105,265	724,840	518,752
Distribution and service fees:
Class ADV	259,409	65,190	41,480	18,541
Class S	266,908	255,085	19,973	10,227
Class S2	3,431	3,367	7	—
Transfer agent fees	637	365	269	296
Administrative service fees	744,968	264,244	230,870	99,424
Shareholder reporting expense	16,653	66,100	8,357	6,588
Professional fees	19,642	44,986	13,664	9,821
Custody and accounting expense	23,537	103,359	6,470	3,172
Trustee fees	5,633	15,942	1,121	745
Miscellaneous expense	6,550	6,028	1,629	1,070
Interest expense	—	—	—	250
Total expenses	4,708,579	2,929,931	1,048,680	668,886
Net waived and reimbursed fees	(39,198)	(13,998)	(2)	(83,778)
Brokerage commission recapture	(7,573)	(896)	(21,098)	—
Net expenses	4,661,808	2,915,037	1,027,580	585,108
Net investment income (loss)	(780,491)	9,175,391	88,742	772,074
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	10,121,298	(8,384,813)	(7,664,593)	5,766,572
Foreign currency related transactions	(3,717)	(88,819)	3,879	—
Net realized gain (loss)	10,117,581	(8,473,632)	(7,660,714)	5,766,572
Net change in unrealized appreciation (depreciation) on:
Investments	119,591,907	7,042,809	11,973,561	1,627,172
Foreign currency related transactions	31	(20,597)	(563)	—
Net change in unrealized appreciation (depreciation)	119,591,938	7,022,212	11,972,998	1,627,172
Net realized and unrealized gain (loss)	129,709,519	(1,451,420)	4,312,284	7,393,744
Increase in net assets resulting from operations	$128,929,028	$7,723,971	$4,401,026	$8,165,818
*Foreign taxes withheld	$1,969	$1,342,218	$27,655	$4,280

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Century Small-Mid Cap Value Portfolio		ING Baron Growth Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income (loss)	$2,035,293	$2,742,546	$(1,248,940)	$(5,662,259)
Net realized gain	5,396,386	16,654,789	25,839,839	72,666,193
Net change in unrealized appreciation (depreciation)	6,816,285	(25,797,650)	36,417,170	(51,790,117)
Increase (decrease) in net assets resulting from operations	14,247,964	(6,400,315)	61,008,069	15,213,817
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(390,632)	—	—
Class I	—	(1,186,941)	—	—
Class S	—	(807,113)	—	—
Class S2	—	(15,934)	—	—
Net realized gains:
Class ADV	—	(3,367)	—	—
Class I	—	(8,467)	—	—
Class S	—	(6,958)	—	—
Class S2	—	(115)	—	—
Total distributions	—	(2,419,527)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,871,658	57,291,131	34,609,925	186,184,673
Reinvestment of distributions	—	2,419,527	—	—
	19,871,658	59,710,658	34,609,925	186,184,673
Cost of shares redeemed	(15,856,857)	(44,975,603)	(83,444,884)	(309,133,062)
Net increase (decrease) in net assets resulting from capital share transactions	4,014,801	14,735,055	(48,834,959)	(122,948,389)
Net increase (decrease) in net assets	18,262,765	5,915,213	12,173,110	(107,734,572)
NET ASSETS:
Beginning of year or period	199,650,496	193,735,283	734,997,029	842,731,601
End of year or period	$217,913,261	$199,650,496	$747,170,139	$734,997,029
Undistributed net investment income/(accumulated net investment loss) at end of year or period	$4,701,512	$2,666,219	$(1,255,963)	$(7,023)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Columbia Small Cap Value II Portfolio		ING Davis New York Venture Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$432,885	$427,722	$1,706,238	$2,826,285
Net realized gain	10,655,652	28,956,772	10,538,206	3,929,911
Net change in unrealized appreciation (depreciation)	(577,855)	(29,801,308)	12,984,673	(30,686,924)
Increase (decrease) in net assets resulting from operations	10,510,682	(416,814)	25,229,117	(23,930,728)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(22,615)	—	(90,276)
Class I	—	(124,993)	—	(1,852,805)
Class S	—	(637,489)	—	(2,923,201)
Class S2	—	(210)	—	—
Total distributions	—	(785,307)	—	(4,866,282)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,291,617	18,765,641	31,197,427	53,395,247
Reinvestment of distributions	—	785,270	—	4,866,282
	4,291,617	19,550,911	31,197,427	58,261,529
Cost of shares redeemed	(18,736,478)	(82,542,062)	(33,246,701)	(120,642,968)
Net decrease in net assets resulting from capital share transactions	(14,444,861)	(62,991,151)	(2,049,274)	(62,381,439)
Net increase (decrease) in net assets	(3,934,179)	(64,193,272)	23,179,843	(91,178,449)
NET ASSETS:
Beginning of year or period	161,042,822	225,236,094	389,357,447	480,535,896
End of year or period	$157,108,643	$161,042,822	$412,537,290	$389,357,447
Undistributed net investment income at end of year or period	$859,383	$426,498	$3,267,182	$1,560,944

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Global Bond Portfolio		ING Invesco Van Kampen Comstock Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$9,407,741	$20,071,802	$2,432,051	$4,332,020
Net realized gain	1,504,063	19,995,690	11,046,321	24,384,614
Net change in unrealized appreciation (depreciation)	(709,839)	(20,818,239)	11,917,234	(34,242,533)
Increase (decrease) in net assets resulting from operations	10,201,965	19,249,253	25,395,606	(5,525,899)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(2,168,289)	—	(212,917)
Class I	—	(26,558,914)	—	(786,737)
Class S	—	(5,153,972)	—	(3,379,115)
Class S2	—	(28,534)	—	—
Total distributions	—	(33,909,709)	—	(4,378,769)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,469,833	34,916,333	16,938,094	40,914,332
Reinvestment of distributions	—	33,909,709	—	4,378,769
	13,469,833	68,826,042	16,938,094	45,293,101
Cost of shares redeemed	(31,220,532)	(136,906,420)	(24,852,819)	(64,720,971)
Net decrease in net assets resulting from capital share transactions	(17,750,699)	(68,080,378)	(7,914,725)	(19,427,870)
Net increase (decrease) in net assets	(7,548,734)	(82,740,834)	17,480,881	(29,332,538)
NET ASSETS:
Beginning of year or period	427,878,833	510,619,667	301,521,068	330,853,606
End of year or period	$420,330,099	$427,878,833	$319,001,949	$301,521,068
Undistributed net investment income at end of year or period	$35,564,021	$26,156,280	$2,897,506	$465,455

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Invesco Van Kampen Equity and Income Portfolio		ING JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$7,529,251	$15,032,056	$1,709,272	$2,884,722
Net realized gain	14,728,928	17,552,532	13,956,933	23,695,613
Net change in unrealized appreciation (depreciation)	27,490,791	(41,310,442)	19,852,217	(21,509,493)
Increase (decrease) in net assets resulting from operations	49,748,970	(8,725,854)	35,518,422	5,070,842
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(399,831)	—	(188,965)
Class I	—	(12,470,648)	—	(1,365,727)
Class S	—	(4,281,171)	—	(1,478,708)
Class S2	—	(18,678)	—	(1,504)
Total distributions	—	(17,170,328)	—	(3,034,904)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	26,760,482	39,010,332	54,355,830	87,347,158
Reinvestment of distributions	—	17,170,328	—	3,034,895
	26,760,482	56,180,660	54,355,830	90,382,053
Cost of shares redeemed	(92,659,733)	(121,860,211)	(41,033,723)	(84,541,902)
Net increase (decrease) in net assets resulting from capital share transactions	(65,899,251)	(65,679,551)	13,322,107	5,840,151
Net increase (decrease) in net assets	(16,150,281)	(91,575,733)	48,840,529	7,876,089
NET ASSETS:
Beginning of year or period	759,408,591	850,984,324	334,164,534	326,288,445
End of year or period	$743,258,310	$759,408,591	$383,005,063	$334,164,534
Undistributed net investment income at end of year or period	$9,468,343	$1,939,092	$1,922,231	$212,959

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Oppenheimer Global Portfolio		ING PIMCO Total Return Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$16,982,307	$23,524,623	$13,615,248	$31,684,580
Net realized gain (loss)	17,412,682	8,819,699	25,476,323	(6,323,257)
Net change in unrealized appreciation (depreciation)	40,935,483	(165,071,870)	11,827,906	12,347,118
Increase (decrease) in net assets resulting from operations	75,330,472	(132,727,548)	50,919,477	37,708,441
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(795,043)	—	(4,573,905)
Class I	—	(20,446,960)	—	(16,506,157)
Class S	—	(2,368,438)	—	(14,178,662)
Class S2	—	(7,600)	—	(42,942)
Net realized gains:
Class ADV	—	—	—	(5,549,282)
Class I	—	—	—	(17,584,110)
Class S	—	—	—	(16,253,113)
Class S2	—	—	—	(47,092)
Total distributions	—	(23,618,041)	—	(74,735,263)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,278,327	78,725,639	82,519,163	154,486,484
Reinvestment of distributions	—	23,618,041	—	74,735,263
	21,278,327	102,343,680	82,519,163	229,221,747
Cost of shares redeemed	(103,808,247)	(209,774,080)	(65,647,828)	(173,459,377)
Net increase (decrease) in net assets resulting from capital share transactions	(82,529,920)	(107,430,400)	16,871,335	55,762,370
Net increase (decrease) in net assets	(7,199,448)	(263,775,989)	67,790,812	18,735,548
NET ASSETS:
Beginning of year or period	1,472,112,286	1,735,888,275	1,181,042,895	1,162,307,347
End of year or period	$1,464,912,838	$1,472,112,286	$1,248,833,707	$1,181,042,895
Undistributed net investment income at end of year or period	$36,000,334	$19,018,027	$54,231,191	$40,615,943

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Pioneer High Yield Portfolio		ING T. Rowe Price Diversified Mid Cap Growth Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$2,599,610	$5,513,677	$861,915	$1,791,583
Net realized gain	2,680,672	3,667,772	11,237,914	68,463,440
Net change in unrealized appreciation (depreciation)	811,313	(9,914,908)	56,056,267	(96,763,856)
Increase (decrease) in net assets resulting from operations	6,091,595	(733,459)	68,156,096	(26,508,833)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,672)	—	(26,206)
Class I	(2,535,797)	(5,376,949)	—	(2,436,752)
Class S	(68,246)	(92,149)	—	(27,740)
Class S2	—	—	—	(1,449)
Total distributions	(2,604,043)	(5,470,770)	—	(2,492,147)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,344,066	25,680,915	6,815,656	23,884,671
Reinvestment of distributions	2,604,043	5,470,724	—	2,492,139
	17,948,109	31,151,639	6,815,656	26,376,810
Cost of shares redeemed	(13,160,578)	(36,526,307)	(48,809,570)	(110,313,391)
Net increase (decrease) in net assets resulting from capital share transactions	4,787,531	(5,374,668)	(41,993,914)	(83,936,581)
Net increase (decrease) in net assets	8,275,083	(11,578,897)	26,162,182	(112,937,561)
NET ASSETS:
Beginning of year or period	89,241,496	100,820,393	705,304,947	818,242,508
End of year or period	$97,516,579	$89,241,496	$731,467,129	$705,304,947
Undistributed net investment income at end of year or period	$507,223	$511,656	$1,024,707	$162,792

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio		ING Templeton Foreign Equity Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income (loss)	$(780,491)	$(892,417)	$9,175,391	$14,320,280
Net realized gain (loss)	10,117,581	50,943,005	(8,473,632)	10,954,991
Net change in unrealized appreciation (depreciation)	119,591,938	(62,181,830)	7,022,212	(96,028,274)
Increase (decrease) in net assets resulting from operations	128,929,028	(12,131,242)	7,723,971	(70,753,003)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(349,959)
Class I	—	—	—	(5,971,695)
Class S	—	—	—	(4,216,387)
Class S2	—	—	—	(15,463)
Total distributions	—	—	—	(10,553,504)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	159,190,320	129,084,233	37,679,317	100,252,733
Reinvestment of distributions	—	—	—	10,553,504
	159,190,320	129,084,233	37,679,317	110,806,237
Cost of shares redeemed	(105,478,528)	(210,186,273)	(57,575,264)	(203,802,502)
Net increase (decrease) in net assets resulting from capital share transactions	53,711,792	(81,102,040)	(19,895,947)	(92,996,265)
Net increase (decrease) in net assets	182,640,820	(93,233,282)	(12,171,976)	(174,302,772)
NET ASSETS:
Beginning of year or period	988,924,325	1,082,157,607	518,381,451	692,684,223
End of year or period	$1,171,565,145	$988,924,325	$506,209,475	$518,381,451
Undistributed net investment income/(accumulated net investment loss) at end of year or period	$(795,290)	$(14,799)	$23,506,826	$14,331,435

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Thornburg Value Portfolio		ING UBS U.S. Large Cap Equity Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$88,742	$593,312	$772,074	$1,599,158
Net realized gain (loss)	(7,660,714)	11,909,437	5,766,572	18,659,411
Net change in unrealized appreciation (depreciation)	11,972,998	(52,280,835)	1,627,172	(23,872,634)
Increase (decrease) in net assets resulting from operations	4,401,026	(39,778,086)	8,165,818	(3,614,065)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(74,886)	—	(49,176)
Class I	—	(1,892,464)	—	(1,502,666)
Class S	—	(100,212)	—	(70,116)
Class S2	—	(14)	—	—
Total distributions	—	(2,067,576)	—	(1,621,958)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,835,047	46,975,789	3,444,919	7,951,981
Reinvestment of distributions	—	2,067,562	—	1,621,958
	8,835,047	49,043,351	3,444,919	9,573,939
Cost of shares redeemed	(44,885,356)	(81,688,752)	(10,531,342)	(40,941,746)
Net decrease in net assets resulting from capital share transactions	(36,050,309)	(32,645,401)	(7,086,423)	(31,367,807)
Net increase (decrease) in net assets	(31,649,283)	(74,491,063)	1,079,395	(36,603,830)
NET ASSETS:
Beginning of year or period	220,107,200	294,598,263	139,803,732	176,407,562
End of year or period	$188,457,917	$220,107,200	$140,883,127	$139,803,732
Undistributed net investment income at end of year or period	$651,617	$562,875	$1,036,856	$264,782

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-12	11.08	0.08		0.69	0.77	—	—		—	—	—	11.85	6.95	1.73	1.43		1.43		1.63		44,520	46
12-31-11	11.63	0.12	•	(0.54)	(0.42)	0.13	0.00	*	—	0.13	—	11.08	(3.47)	1.75	1.44		1.44		1.07		37,525	109
12-31-10	9.65	0.15	•	1.93	2.08	0.10	—		—	0.10	—	11.63	21.80	1.75	1.44	†	1.44	†	1.47	†	26,712	98
12-31-09	7.23	0.14		2.39	2.53	0.11	—		—	0.11	—	9.65	35.20	1.75	1.44	†	1.44	†	1.82	†	10,511	135
12-31-08	11.24	0.15		(2.80)	(2.65)	0.05	1.31		—	1.36	—	7.23	(26.69)	1.75	1.52		1.52		1.50		7,861	191
12-31-07	13.35	0.08	•	(0.42)	(0.34)	0.03	1.74		—	1.77	—	11.24	(3.17)	1.75	1.52		1.52		0.58		12,309	146
Class I
06-30-12	11.38	0.13		0.69	0.82	—	—		—	—	—	12.20	7.21	1.23	0.93		0.93		2.10		92,067	46
12-31-11	11.91	0.18		(0.56)	(0.38)	0.15	0.00	*	—	0.15	—	11.38	(2.97)	1.25	0.94		0.94		1.54		87,411	109
12-31-10	9.86	0.20	•	1.98	2.18	0.13	—		—	0.13	—	11.91	22.36	1.25	0.94	†	0.94	†	1.92	†	91,413	98
12-31-09	7.38	0.17		2.47	2.64	0.16	—		—	0.16	—	9.86	36.02	1.25	0.94	†	0.94	†	2.28	†	51,654	135
12-31-08	11.46	0.20	•	(2.86)	(2.66)	0.11	1.31		—	1.42	—	7.38	(26.37)	1.25	1.02		1.02		2.04		35,922	191
12-31-07	13.58	0.14	•	(0.43)	(0.29)	0.09	1.74		—	1.83	—	11.46	(2.70)	1.25	1.02		1.02		1.09		47,079	146
Class S
06-30-12	11.30	0.11		0.68	0.79	—	—		—	—	—	12.09	6.99	1.48	1.18		1.18		1.85		79,004	46
12-31-11	11.82	0.15		(0.54)	(0.39)	0.13	0.00	*	—	0.13	—	11.30	(3.16)	1.50	1.19		1.19		1.28		72,824	109
12-31-10	9.80	0.14		1.99	2.13	0.11	—		—	0.11	—	11.82	22.02	1.50	1.19	†	1.19	†	1.68	†	75,285	98
12-31-09	7.34	0.16	•	2.44	2.60	0.14	—		—	0.14	—	9.80	35.68	1.50	1.19	†	1.19	†	2.03	†	53,596	135
12-31-08	11.40	0.17	•	(2.84)	(2.67)	0.08	1.31		—	1.39	—	7.34	(26.56)	1.50	1.27		1.27		1.80		31,260	191
12-31-07	13.51	0.11	•	(0.42)	(0.31)	0.06	1.74		—	1.80	—	11.40	(2.90)	1.50	1.27		1.27		0.82		40,309	146
Class S2
06-30-12	11.03	0.10	•	0.67	0.77	—	—		—	—	—	11.80	6.98	1.73	1.33		1.33		1.74		2,322	46
12-31-11	11.59	0.14	•	(0.55)	(0.41)	0.15	0.00	*	—	0.15	—	11.03	(3.33)	1.75	1.34		1.34		1.26		1,891	109
12-31-10	9.61	0.22	•	1.86	2.08	0.10	—		—	0.10	—	11.59	21.87	1.75	1.34	†	1.34	†	2.01	†	326	98
02-27-09(5) -12-31-09	5.84	0.14	•	3.79	3.93	0.16	—		—	0.16	—	9.61	67.61	1.75	1.34	†	1.34	†	2.06	†	5	135
ING Baron Growth Portfolio
Class ADV
06-30-12	18.87	(0.06)		1.63	1.57	—	—		—	—	—	20.44	8.32	1.55	1.55		1.55		(0.62)		56,352	6
12-31-11	18.52	(0.19)		0.54	0.35	—	—		—	—	—	18.87	1.89	1.58	1.58		1.58		(0.98)		54,052	14
12-31-10	14.67	(0.10)		3.95	3.85	—	—		—	—	—	18.52	26.24	1.58	1.58	†	1.58	†	(0.65	)†	51,458	19
12-31-09	10.88	(0.12)		3.91	3.79	—	—		—	—	—	14.67	34.83	1.58	1.57		1.57		(1.07)		36,133	13
12-31-08	19.16	(0.14)		(7.62)	(7.76)	—	0.52		—	0.52	—	10.88	(41.41)	1.58	1.58	†	1.58	†	(0.80	)†	23,542	30
12-31-07	18.11	(0.12)		1.17	1.05	—	—		—	—	—	19.16	5.80	1.58	1.58		1.58		(0.61)		48,449	23
Class I
06-30-12	19.84	(0.01)		1.71	1.70	—	—		—	—	—	21.54	8.57	1.05	1.05		1.05		(0.12)		162,644	6
12-31-11	19.37	(0.10	)•	0.57	0.47	—	—		—	—	—	19.84	2.43	1.08	1.08		1.08		(0.51)		153,934	14
12-31-10	15.27	(0.03)		4.13	4.10	—	—		—	—	—	19.37	26.85	1.08	1.08	†	1.08	†	(0.17	)†	231,264	19
12-31-09	11.27	(0.07)		4.07	4.00	—	—		—	—	—	15.27	35.49	1.08	1.07		1.07		(0.57)		184,220	13
12-31-08	19.73	(0.05	)•	(7.89)	(7.94)	—	0.52		—	0.52	—	11.27	(41.12)	1.08	1.08	†	1.08	†	(0.29	)†	131,199	30
12-31-07	18.55	(0.02)		1.20	1.18	—	—		—	—	—	19.73	6.36	1.08	1.08		1.08		(0.10)		181,259	23
Class S
06-30-12	19.37	(0.04)		1.67	1.63	—	—		—	—	—	21.00	8.42	1.30	1.29		1.29		(0.36)		527,643	6
12-31-11	18.95	(0.14	)•	0.56	0.42	—	—		—	—	—	19.37	2.22	1.33	1.31		1.31		(0.72)		526,672	14
12-31-10	14.98	(0.07)		4.04	3.97	—	—		—	—	—	18.95	26.50	1.33	1.31	†	1.31	†	(0.41	)†	560,004	19
12-31-09	11.08	(0.09)		3.99	3.90	—	—		—	—	—	14.98	35.20	1.33	1.30		1.30		(0.80)		466,746	13
12-31-08	19.45	(0.08	)•	(7.77)	(7.85)	—	0.52		—	0.52	—	11.08	(41.25)	1.33	1.31	†	1.31	†	(0.52	)†	291,833	30
12-31-07	18.33	(0.06)		1.18	1.12	—	—		—	—	—	19.45	6.11	1.33	1.32		1.32		(0.34)		415,539	23
Class S2
06-30-12	18.93	(0.03)		1.61	1.58	—	—		—	—	—	20.51	8.35	1.55	1.45		1.45		(0.49)		530	6
12-31-11	18.55	(0.13	)•	0.51	0.38	—	—		—	—	—	18.93	2.05	1.58	1.48		1.48		(0.68)		339	14
12-31-10	14.69	(0.09)		3.95	3.86	—	—		—	—	—	18.55	26.28	1.58	1.48	†	1.48	†	(0.58	)†	6	19
02-27-09(5) -12-31-09	9.31	(0.10)		5.48	5.38	—	—		—	—	—	14.69	57.79	1.58	1.47		1.47		(0.97)		5	13

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Columbia Small Cap Value II Portfolio
Class ADV
06-30-12	9.92	0.01		0.61	0.62	—	—	—	—	—	10.54	6.25	1.41	1.41		1.40		0.28		6,038	20
12-31-11	10.29	(0.01)		(0.30)	(0.31)	0.06	—	—	0.06	—	9.92	(2.96)	1.40	1.40		1.38		0.06		4,677	36
12-31-10	8.36	0.02	•	2.04	2.06	0.13	—	—	0.13	—	10.29	24.98	1.40	1.40	†	1.37	†	0.25	†	2,071	62
12-31-09	6.78	0.05		1.59	1.64	0.06	—	—	0.06	—	8.36	24.28	1.45	1.44	†	1.44	†	0.52	†	534	86
12-31-08	10.41	0.09	•	(3.62)	(3.53)	0.02	0.08	—	0.10	—	6.78	(34.22)	1.41	1.41	†	1.38	†	1.03	†	444	73
12-31-07	10.15	0.05	•	0.23	0.28	0.02	—	—	0.02	—	10.41	2.73	1.38	1.38		1.35		0.50		330	50
Class I
06-30-12	10.10	0.05		0.61	0.66	—	—	—	—	—	10.76	6.53	0.91	0.91		0.90		0.75		15,224	20
12-31-11	10.44	0.03	•	(0.30)	(0.27)	0.07	—	—	0.07	—	10.10	(2.48)	0.90	0.90		0.88		0.31		17,304	36
12-31-10	8.46	0.06		2.06	2.12	0.14	—	—	0.14	—	10.44	25.48	0.90	0.90	†	0.87	†	0.67	†	55,866	62
12-31-09	6.85	0.07	•	1.65	1.72	0.11	—	—	0.11	—	8.46	25.20	0.95	0.94	†	0.94	†	1.09	†	46,600	86
12-31-08	10.48	0.14	•	(3.67)	(3.53)	0.02	0.08	—	0.10	—	6.85	(33.93)	0.91	0.91	†	0.88	†	1.63	†	225,673	73
12-31-07	10.17	0.10	•	0.23	0.33	0.02	—	—	0.02	—	10.48	3.21	0.88	0.88		0.85		0.94		46,922	50
Class S
06-30-12	10.06	0.03		0.61	0.64	—	—	—	—	—	10.70	6.36	1.16	1.16		1.15		0.51		135,187	20
12-31-11	10.39	0.03		(0.32)	(0.29)	0.04	—	—	0.04	—	10.06	(2.69)	1.15	1.15		1.13		0.21		138,626	36
12-31-10	8.41	0.04	•	2.06	2.10	0.12	—	—	0.12	—	10.39	25.28	1.15	1.15	†	1.12	†	0.41	†	167,293	62
12-31-09	6.82	0.06		1.62	1.68	0.09	—	—	0.09	—	8.41	24.72	1.20	1.19	†	1.19	†	0.75	†	165,922	86
12-31-08	10.44	0.11	•	(3.64)	(3.53)	0.01	0.08	—	0.09	—	6.82	(34.08)	1.16	1.16	†	1.13	†	1.22	†	150,309	73
12-31-07	10.15	0.07	•	0.23	0.30	0.01	—	—	0.01	—	10.44	2.97	1.13	1.13		1.10		0.65		161,301	50
Class S2
06-30-12	9.90	0.01		0.61	0.62	—	—	—	—	—	10.52	6.26	1.41	1.31		1.30		0.40		659	20
12-31-11	10.27	0.04		(0.35)	(0.31)	0.06	—	—	0.06	—	9.90	(2.88)	1.40	1.30		1.28		0.49		436	36
12-31-10	8.33	0.03		2.03	2.06	0.12	—	—	0.12	—	10.27	25.04	1.40	1.30	†	1.27	†	0.29	†	6	62
02-27-09(5) -12-31-09	5.20	0.04	•	3.20	3.24	0.11	—	—	0.11	—	8.33	62.42	1.45	1.34	†	1.34	†	0.60	†	5	86
ING Davis New York Venture Portfolio
Class ADV
06-30-12	16.53	0.05		1.02	1.07	—	—	—	—	—	17.60	6.47	1.42	1.25		1.24		0.52		9,877	15
12-31-11	17.57	0.05	•	(0.93)	(0.88)	0.16	—	—	0.16	—	16.53	(4.92)	1.40	1.38		1.38		0.31		9,266	12
12-31-10	15.77	0.05	•	1.80	1.85	0.05	—	—	0.05	—	17.57	11.79	1.40	1.38		1.38		0.30		8,442	15
12-31-09	12.02	0.04	•	3.71	3.75	—	—	—	—	—	15.77	31.20	1.40	1.39		1.39		0.31		4,844	23
12-31-08	20.07	0.09		(7.92)	(7.83)	0.04	0.18	—	0.22	—	12.02	(39.35)	1.40	1.40		1.40		0.41		5,662	20
12-31-07	19.39	0.19	•	0.57	0.76	—	0.08	—	0.08	—	20.07	3.91	1.40	1.40		1.40		0.94		10,214	10
Class I
06-30-12	16.94	0.08		1.07	1.15	—	—	—	—	—	18.09	6.79	0.92	0.75		0.74		1.01		133,120	15
12-31-11	17.99	0.14		(0.97)	(0.83)	0.22	—	—	0.22	—	16.94	(4.52)	0.90	0.88		0.88		0.80		109,831	12
12-31-10	16.12	0.12	•	1.85	1.97	0.10	—	—	0.10	—	17.99	12.33	0.90	0.88		0.88		0.74		143,679	15
12-31-09	12.32	0.10	•	3.82	3.92	0.12	—	—	0.12	—	16.12	31.96	0.90	0.89		0.89		0.76		165,713	23
12-31-08	20.60	0.15	•	(8.09)	(7.94)	0.16	0.18	—	0.34	—	12.32	(39.06)	0.90	0.90		0.90		0.92		133,936	20
12-31-07	19.87	0.31	•	0.57	0.88	0.07	0.08	—	0.15	—	20.60	4.43	0.90	0.90		0.90		1.49		101,763	10
Class S
06-30-12	16.75	0.08		1.03	1.11	—	—	—	—	—	17.86	6.63	1.17	1.00		0.99		0.77		269,541	15
12-31-11	17.76	0.09	•	(0.93)	(0.84)	0.17	—	—	0.17	—	16.75	(4.63)	1.15	1.13		1.13		0.56		270,261	12
12-31-10	15.93	0.09		1.81	1.90	0.07	—	—	0.07	—	17.76	11.99	1.15	1.13		1.13		0.51		328,415	15
12-31-09	12.18	0.06		3.78	3.84	0.09	—	—	0.09	—	15.93	31.62	1.15	1.14		1.14		0.49		303,513	23
12-31-08	20.39	0.11	•	(8.02)	(7.91)	0.12	0.18	—	0.30	—	12.18	(39.22)	1.15	1.15		1.15		0.67		213,686	20
12-31-07	19.70	0.25	•	0.57	0.82	0.05	0.08	—	0.13	—	20.39	4.16	1.15	1.15		1.15		1.23		231,511	10
ING Global Bond Portfolio
Class ADV
06-30-12	11.22	0.23	•	0.01	0.24	—	—	—	—	—	11.46	2.14	1.17	1.02		1.02		3.98		31,981	215
12-31-11	11.67	0.44	•	(0.04)	0.40	0.85	—	—	0.85	—	11.22	3.26	1.16	1.02		1.02		3.73		30,299	590
12-31-10	10.45	0.70	•	0.88	1.58	0.36	—	—	0.36	—	11.67	15.22	1.04	1.02		1.02		6.27		30,887	117
12-31-09	8.84	0.40		1.51	1.91	0.30	—	—	0.30	—	10.45	21.66	1.04	1.01		1.01		4.79		20,170	136
12-31-08	11.12	0.55	•	(2.28)	(1.73)	0.51	0.04	—	0.55	—	8.84	(16.38)	1.04	1.00	†	1.00	†	5.19	†	16,393	108
12-31-07	10.76	0.59	•	0.28	0.87	0.51	—	—	0.51	—	11.12	8.28	1.04	1.00		1.00		5.41		20,460	104
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Global Bond Portfolio (continued)
Class I
06-30-12	11.32	0.26	•	0.02	0.28	—	—	—	—	—	11.60	2.47	0.67	0.52		0.52		4.46		323,019	215
12-31-11	11.77	0.50	•	(0.05)	0.45	0.90	—	—	0.90	—	11.32	3.70	0.66	0.52		0.52		4.22		330,477	590
12-31-10	10.48	0.75		0.90	1.65	0.36	—	—	0.36	—	11.77	15.86	0.54	0.52		0.52		6.82		386,383	117
12-31-09	8.92	0.48	•	1.49	1.97	0.41	—	—	0.41	—	10.48	22.14	0.54	0.53		0.53		4.99		334,527	136
12-31-08	11.20	0.54	•	(2.22)	(1.68)	0.56	0.04	—	0.60	—	8.92	(15.89)	0.54	0.54	†	0.54	†	5.12	†	451,197	108
12-31-07	10.80	0.64	•	0.28	0.92	0.52	—	—	0.52	—	11.20	8.76	0.54	0.54		0.54		5.80		415,035	104
Class S
06-30-12	11.33	0.24	•	0.02	0.26	—	—	—	—	—	11.59	2.29	0.92	0.77		0.77		4.20		65,330	215
12-31-11	11.76	0.47	•	(0.04)	0.43	0.86	—	—	0.86	—	11.33	3.51	0.91	0.77		0.77		3.97		67,103	590
12-31-10	10.50	0.74	•	0.88	1.62	0.36	—	—	0.36	—	11.76	15.54	0.79	0.77		0.77		6.57		93,346	117
12-31-09	8.92	0.49	•	1.45	1.94	0.36	—	—	0.36	—	10.50	21.85	0.79	0.76		0.76		5.04		97,596	136
12-31-08	11.21	0.48	•	(2.19)	(1.71)	0.54	0.04	—	0.58	—	8.92	(16.10)	0.79	0.75	†	0.75	†	4.53	†	88,592	108
12-31-07	10.81	0.62	•	0.27	0.89	0.49	—	—	0.49	—	11.21	8.50	0.79	0.75		0.75		5.61		83,977	104
ING Invesco Van Kampen Comstock Portfolio
Class ADV
06-30-12	9.77	0.06		0.75	0.81	—	—	—	—	—	10.58	8.29	1.32	1.29		1.28		1.25		20,235	11
12-31-11	10.13	0.11		(0.35)	(0.24)	0.12	—	—	0.12	—	9.77	(2.32)	1.35	1.31		1.31		1.09		17,338	23
12-31-10	8.92	0.09		1.23	1.32	0.11	—	—	0.11	—	10.13	14.81	1.35	1.31	†	1.31	†	0.90	†	17,041	23
12-31-09	7.09	0.09		1.91	2.00	0.17	—	—	0.17	—	8.92	28.22	1.35	1.31		1.31		1.16		16,306	27
12-31-08	12.34	0.17	•	(4.47)	(4.30)	0.30	0.65	—	0.95	—	7.09	(36.64)	1.35	1.31		1.31		1.66		13,778	47
12-31-07	13.17	0.17	•	(0.48)	(0.31)	0.16	0.36	—	0.52	—	12.34	(2.51)	1.35	1.34		1.34		1.27		40,111	26
Class I
06-30-12	9.83	0.09		0.75	0.84	—	—	—	—	—	10.67	8.55	0.82	0.79		0.78		1.74		47,822	11
12-31-11	10.19	0.16		(0.35)	(0.19)	0.17	—	—	0.17	—	9.83	(1.81)	0.85	0.81		0.81		1.59		45,814	23
12-31-10	8.97	0.14		1.23	1.37	0.15	—	—	0.15	—	10.19	15.38	0.85	0.81	†	0.81	†	1.40	†	49,022	23
12-31-09	7.12	0.13	•	1.93	2.06	0.21	—	—	0.21	—	8.97	28.92	0.85	0.81		0.81		1.78		50,240	27
12-31-08	12.55	0.23		(4.55)	(4.32)	0.46	0.65	—	1.11	—	7.12	(36.36)	0.85	0.81		0.81		2.20		357,863	47
12-31-07	13.37	0.24		(0.49)	(0.25)	0.21	0.36	—	0.57	—	12.55	(2.04)	0.85	0.84		0.84		1.78		608,951	26
Class S
06-30-12	9.82	0.08		0.75	0.83	—	—	—	—	—	10.65	8.45	1.07	1.04		1.03		1.49		250,945	11
12-31-11	10.18	0.15		(0.37)	(0.22)	0.14	—	—	0.14	—	9.82	(2.09)	1.10	1.06		1.06		1.34		238,369	23
12-31-10	8.96	0.11		1.24	1.35	0.13	—	—	0.13	—	10.18	15.13	1.10	1.06	†	1.06	†	1.15	†	264,791	23
12-31-09	7.12	0.11		1.92	2.03	0.19	—	—	0.19	—	8.96	28.53	1.10	1.06		1.06		1.42		237,588	27
12-31-08	12.49	0.21		(4.53)	(4.32)	0.40	0.65	—	1.05	—	7.12	(36.48)	1.10	1.06		1.06		1.95		197,126	47
12-31-07	13.30	0.21		(0.49)	(0.28)	0.17	0.36	—	0.53	—	12.49	(2.28)	1.10	1.09		1.09		1.52		342,155	26
ING Invesco Van Kampen Equity and Income Portfolio
Class ADV
06-30-12	32.57	0.26	•	1.78	2.04	—	—	—	—	—	34.61	6.26	1.17	1.15		1.15		1.55		21,709	16
12-31-11	33.75	0.49	•	(1.04)	(0.55)	0.63	—	—	0.63	—	32.57	(1.58)	1.15	1.15		1.15		1.46		22,313	20
12-31-10	30.64	0.46	•	3.13	3.59	0.48	—	—	0.48	—	33.75	11.77	1.15	1.15	†	1.15	†	1.44	†	14,995	38
12-31-09	25.44	0.44	•	5.17	5.61	0.41	—	—	0.41	—	30.64	22.06	1.13	1.13	†	1.12	†	1.66	†	10,735	74
12-31-08	37.09	0.71	•	(9.08)	(8.37)	1.37	1.91	—	3.28	—	25.44	(23.76)	1.07	1.07		1.07		2.21		10,334	111
12-31-07	37.82	0.74	•	0.41	1.15	0.78	1.10	—	1.88	—	37.09	3.06	1.07	1.07		1.07		1.92		14,242	89
Class I
06-30-12	33.05	0.35	•	1.81	2.16	—	—	—	—	—	35.21	6.54	0.67	0.65		0.65		2.04		524,315	16
12-31-11	34.22	0.66	•	(1.05)	(0.39)	0.78	—	—	0.78	—	33.05	(1.08)	0.65	0.65		0.65		1.93		530,983	20
12-31-10	31.03	0.63	•	3.18	3.81	0.62	—	—	0.62	—	34.22	12.32	0.65	0.65	†	0.65	†	1.96	†	594,282	38
12-31-09	25.75	0.59	•	5.25	5.84	0.56	—	—	0.56	—	31.03	22.69	0.63	0.63	†	0.62	†	2.16	†	572,527	74
12-31-08	37.76	1.03		(9.38)	(8.35)	1.75	1.91	—	3.66	—	25.75	(23.38)	0.57	0.57		0.57		2.70		516,378	111
12-31-07	38.47	0.95	•	0.41	1.36	0.97	1.10	—	2.07	—	37.76	3.56	0.57	0.57		0.57		2.42		811,810	89

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Invesco Van Kampen Equity and Income Portfolio (continued)
Class S
06-30-12	32.81	0.31	•	1.79	2.10	—	—	—	—	—	34.91	6.40	0.92	0.90		0.90		1.78		196,179	16
12-31-11	33.97	0.57	•	(1.04)	(0.47)	0.69	—	—	0.69	—	32.81	(1.33)	0.90	0.90		0.90		1.67		205,145	20
12-31-10	30.81	0.54	•	3.16	3.70	0.54	—	—	0.54	—	33.97	12.05	0.90	0.90	†	0.90	†	1.71	†	240,865	38
12-31-09	25.58	0.51	•	5.21	5.72	0.49	—	—	0.49	—	30.81	22.37	0.88	0.88	†	0.87	†	1.91	†	217,798	74
12-31-08	37.50	0.79	•	(9.16)	(8.37)	1.64	1.91	—	3.55	—	25.58	(23.56)	0.82	0.82		0.82		2.49		193,142	111
12-31-07	38.24	0.83	•	0.42	1.25	0.89	1.10	—	1.99	—	37.50	3.29	0.82	0.82		0.82		2.16		133,013	89
Class S2
06-30-12	32.52	0.27		1.78	2.05	—	—	—	—	—	34.57	6.30	1.17	1.05		1.05		1.65		1,056	16
12-31-11	33.70	0.52	•	(1.03)	(0.51)	0.67	—	—	0.67	—	32.52	(1.48)	1.15	1.05		1.05		1.55		967	20
12-31-10	30.62	0.50	•	3.12	3.62	0.54	—	—	0.54	—	33.70	11.88	1.15	1.05	†	1.05	†	1.61	†	843	38
02-27-09(5) -12-31-09	22.18	0.33		8.58	8.91	0.47	—	—	0.47	—	30.62	40.18	1.13	1.03	†	1.02	†	1.65	†	4	74
ING JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-12	13.91	0.04		1.37	1.41	—	—	—	—	—	15.32	10.14	1.47	1.47		1.47		0.60		34,484	15
12-31-11	13.78	0.07		0.15	0.22	0.09	—	—	0.09	—	13.91	1.60	1.50	1.50		1.50		0.54		30,671	36
12-31-10	11.30	0.07		2.48	2.55	0.07	—	—	0.07	—	13.78	22.63	1.50	1.50	†	1.50	†	0.69	†	26,954	40
12-31-09	9.24	0.12		2.21	2.33	0.11	0.16	—	0.27	—	11.30	25.34	1.50	1.50	†	1.50	†	1.33	†	16,622	40
12-31-08	15.50	0.14		(4.90)	(4.76)	0.18	1.32	—	1.50	—	9.24	(33.17)	1.50	1.50	†	1.50	†	0.94	†	13,624	58
12-31-07	16.03	0.09		0.25	0.34	0.07	0.80	—	0.87	—	15.50	2.06	1.50	1.50		1.50		0.64		24,824	52
Class I
06-30-12	14.08	0.08		1.39	1.47	—	—	—	—	—	15.55	10.44	0.97	0.97		0.97		1.10		142,021	15
12-31-11	13.95	0.15		0.13	0.28	0.15	—	—	0.15	—	14.08	2.07	1.00	1.00		1.00		1.03		125,233	36
12-31-10	11.42	0.14		2.52	2.66	0.13	—	—	0.13	—	13.95	23.30	1.00	1.00	†	1.00	†	1.18	†	126,864	40
12-31-09	9.33	0.17		2.23	2.40	0.15	0.16	—	0.31	—	11.42	25.90	1.00	1.00	†	1.00	†	1.83	†	100,239	40
12-31-08	15.77	0.22		(5.00)	(4.78)	0.34	1.32	—	1.66	—	9.33	(32.86)	1.00	1.00	†	1.00	†	1.46	†	80,515	58
12-31-07	16.26	0.19	•	0.24	0.43	0.12	0.80	—	0.92	—	15.77	2.61	1.00	1.00		1.00		1.15		145,638	52
Class S
06-30-12	14.01	0.06		1.38	1.44	—	—	—	—	—	15.45	10.28	1.22	1.22		1.22		0.85		205,396	15
12-31-11	13.88	0.11		0.14	0.25	0.12	—	—	0.12	—	14.01	1.82	1.25	1.25		1.25		0.78		178,083	36
12-31-10	11.37	0.11		2.50	2.61	0.10	—	—	0.10	—	13.88	22.97	1.25	1.25	†	1.25	†	0.94	†	172,465	40
12-31-09	9.29	0.15		2.22	2.37	0.13	0.16	—	0.29	—	11.37	25.65	1.25	1.25	†	1.25	†	1.58	†	113,016	40
12-31-08	15.67	0.16	•	(4.94)	(4.78)	0.28	1.32	—	1.60	—	9.29	(33.04)	1.25	1.25	†	1.25	†	1.29	†	78,604	58
12-31-07	16.17	0.15		0.24	0.39	0.09	0.80	—	0.89	—	15.67	2.34	1.25	1.25		1.25		0.89		89,851	52
Class S2
06-30-12	13.88	0.06	•	1.36	1.42	—	—	—	—	—	15.30	10.23	1.47	1.37		1.37		0.79		1,104	15
12-31-11	13.79	0.13	•	0.10	0.23	0.14	—	—	0.14	—	13.88	1.67	1.50	1.40		1.40		0.97		178	36
12-31-10	11.30	0.09		2.48	2.57	0.08	—	—	0.08	—	13.79	22.75	1.50	1.40	†	1.40	†	0.76	†	5	40
02-27-09(5) -12-31-09	7.54	0.12		3.92	4.04	0.12	0.16	—	0.28	—	11.30	53.76	1.50	1.40	†	1.40	†	1.51	†	4	40
ING Oppenheimer Global Portfolio
Class ADV
06-30-12	12.15	0.12		0.46	0.58	—	—	—	—	—	12.73	4.77	1.20	1.20		1.20		1.78		66,650	8
12-31-11	13.46	0.13		(1.29)	(1.16)	0.15	—	—	0.15	—	12.15	(8.60)	1.16	1.16		1.16		0.96		65,051	12
12-31-10	11.83	0.11	•	1.69	1.80	0.17	—	—	0.17	—	13.46	15.42	1.16	1.16	†	1.16	†	0.88	†	71,603	15
12-31-09	8.80	0.11	•	3.28	3.39	0.17	0.19	—	0.36	—	11.83	39.04	1.16	1.16	†	1.16	†	1.09	†	54,626	12
12-31-08	16.38	0.30		(6.53)	(6.23)	0.23	1.12	—	1.35	—	8.80	(40.65)	1.16	1.16	†	1.16	†	1.60	†	40,813	12
12-31-07	16.22	0.17	•	0.81	0.98	0.11	0.71	—	0.82	—	16.38	6.04	1.16	1.15		0.15		1.08		99,669	14
Class I
06-30-12	12.54	0.15	•	0.48	0.63	—	—	—	—	—	13.17	5.02	0.70	0.70		0.70		2.28		1,229,367	8
12-31-11	13.88	0.20	•	(1.34)	(1.14)	0.20	—	—	0.20	—	12.54	(8.13)	0.66	0.66		0.66		1.46		1,234,551	12
12-31-10	12.17	0.18	•	1.74	1.92	0.21	—	—	0.21	—	13.88	16.06	0.66	0.66	†	0.66	†	1.40	†	1,479,319	15
12-31-09	9.07	0.17	•	3.38	3.55	0.26	0.19	—	0.45	—	12.17	39.73	0.66	0.66	†	0.66	†	1.63	†	1,414,460	12
12-31-08	16.87	0.32		(6.67)	(6.35)	0.33	1.12	—	1.45	—	9.07	(40.38)	0.66	0.66	†	0.66	†	2.07	†	1,124,127	12
12-31-07	16.68	0.27	•	0.82	1.09	0.19	0.71	—	0.90	—	16.87	6.57	0.66	0.66		0.66		1.57		2,289,589	14

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets								Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)		Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(%)		($000's)	(%)
ING Oppenheimer Global Portfolio (continued)
Class S
06-30-12	12.19	0.13	•	0.46	0.59	—	—	—	—	—	12.78	4.84		0.95		0.95		0.95		2.01		167,792	8
12-31-11	13.50	0.16		(1.30)	(1.14)	0.17	—	—	0.17	—	12.19	(8.38)		0.91		0.91		0.91		1.20		171,755	12
12-31-10	11.84	0.14	•	1.70	1.84	0.18	—	—	0.18	—	13.50	15.80		0.91		0.91	†	0.91	†	1.17	†	184,961	15
12-31-09	8.82	0.14	•	3.30	3.44	0.23	0.19	—	0.42	—	11.84	39.51		0.91		0.91	†	0.91	†	1.45	†	182,326	12
12-31-08	16.46	0.23	•	(6.46)	(6.23)	0.29	1.12	—	1.41	—	8.82	(40.55)		0.91		0.91	†	0.91	†	1.80	†	157,261	12
12-31-07	16.31	0.23	•	0.80	1.03	0.17	0.71	—	0.88	—	16.46	6.35		0.91		0.91		0.91		1.37		232,651	14
Class S2
06-30-12	12.01	0.12	•	0.46	0.58	—	—	—	—	—	12.59	4.83		1.20		1.10		1.10		1.90		1,103	8
12-31-11	13.36	0.06	•	(1.21)	(1.15)	0.20	—	—	0.20	—	12.01	(8.52)		1.16		1.06		1.06		0.52		755	12
12-31-10	11.73	0.12		1.68	1.80	0.17	—	—	0.17	—	13.36	15.63		1.16		1.06	†	1.06	†	0.98	†	5	15
02-27-09(5) -12-31-09	7.35	0.12	•	4.71	4.83	0.26	0.19	—	0.45	—	11.73	66.43		1.16		1.06	†	1.06	†	1.34	†	5	12
ING PIMCO Total Return Portfolio
Class ADV
06-30-12	11.48	0.11	•	0.37	0.48	—	—	—	—	—	11.96	4.18		1.08		1.08		1.08		1.93		179,237	448
12-31-11	11.89	0.28	•	0.07	0.35	0.34	0.42	—	0.76	—	11.48	2.95		1.09		1.08		1.08		2.41		161,860	783
12-31-10	11.46	0.23	•	0.61	0.84	0.39	0.02	—	0.41	—	11.89	7.30		1.09		1.08		1.08		1.96		152,733	558
12-31-09	10.91	0.35	•	0.96	1.31	0.35	0.41	—	0.76	—	11.46	12.32		1.13		1.12		1.12		3.10		93,043	737
12-31-08	11.66	0.46	•	(0.52)	(0.06)	0.52	0.17	—	0.69	—	10.91	(0.54)		1.16		1.15		1.15		4.04		44,599	872
12-31-07	11.03	0.44	•	0.55	0.99	0.36	—	—	0.36	—	11.66	9.25		1.21	(a)	1.21	(a)	1.21	(a)	3.98	(a)	33,445	863
Class I
06-30-12	11.76	0.15		0.37	0.52	—	—	—	—	—	12.28	4.42		0.58		0.58		0.58		2.42		540,829	448
12-31-11	12.15	0.36		0.06	0.42	0.39	0.42	—	0.81	—	11.76	3.46		0.59		0.58		0.58		2.90		523,551	783
12-31-10	11.67	0.29	•	0.63	0.92	0.42	0.02	—	0.44	—	12.15	7.84		0.59		0.58		0.58		2.43		534,495	558
12-31-09	11.08	0.42	•	0.97	1.39	0.39	0.41	—	0.80	—	11.67	12.89		0.63		0.62		0.62		3.67		430,220	737
12-31-08	11.81	0.53	•	(0.54)	(0.01)	0.55	0.17	—	0.72	—	11.08	(0.04)		0.66		0.65		0.65		4.55		265,311	872
12-31-07	11.16	0.51	•	0.55	1.06	0.41	—	—	0.41	—	11.81	9.79		0.71	(a)	0.71	(a)	0.71	(a)	4.49	(a)	320,725	863
Class S
06-30-12	11.65	0.12		0.37	0.49	—	—	—	—	—	12.14	4.21		0.83		0.83		0.83		2.17		525,996	448
12-31-11	12.04	0.31		0.08	0.39	0.36	0.42	—	0.78	—	11.65	3.25		0.84		0.83		0.83		2.65		493,803	783
12-31-10	11.58	0.26	•	0.62	0.88	0.40	0.02	—	0.42	—	12.04	7.56		0.84		0.83		0.83		2.18		474,076	558
12-31-09	11.01	0.39	•	0.96	1.35	0.37	0.41	—	0.78	—	11.58	12.62		0.88		0.87		0.87		3.42		352,984	737
12-31-08	11.75	0.49	•	(0.52)	(0.03)	0.54	0.17	—	0.71	—	11.01	(0.28)		0.91		0.90		0.90		4.30		192,259	872
12-31-07	11.11	0.48	•	0.55	1.03	0.39	—	—	0.39	—	11.75	9.51		0.96	(a)	0.96	(a)	0.96	(a)	4.23	(a)	122,274	863
Class S2
06-30-12	11.42	0.12	•	0.36	0.48	—	—	—	—	—	11.90	4.20		1.08		0.98		0.98		2.02		2,773	448
12-31-11	11.85	0.30	•	0.07	0.37	0.38	0.42	—	0.80	—	11.42	3.10		1.09		0.98		0.98		2.54		1,829	783
12-31-10	11.44	0.29	•	0.56	0.85	0.42	0.02	—	0.44	—	11.85	7.38		1.09		0.98		0.98		2.42		1,003	558
02-27-09(5) -12-31-09	10.55	0.35	•	1.34	1.69	0.39	0.41	—	0.80	—	11.44	16.38		1.13		1.02		1.02		3.67		3	737
ING Pioneer High Yield Portfolio
Class I
06-30-12	10.55	0.28		0.44	0.72	0.29	—	—	0.29	—	10.98	6.92		0.78		0.71		0.71		5.44		93,711	16
12-31-11	11.24	0.63		(0.70)	(0.07)	0.62	—	—	0.62	—	10.55	(0.72)		0.77		0.71		0.71		5.64		87,529	41
12-31-10	10.05	0.65		1.19	1.84	0.65	—	—	0.65	—	11.24	19.02		0.75		0.71	†	0.71	†	6.23	†	98,394	41
12-31-09	6.52	0.67	•	3.49	4.16	0.63	—	—	0.63	—	10.05	66.75		0.78		0.72	†	0.71	†	8.88	†	92,714	53
12-31-08	10.25	0.74	•	(3.54)	(2.80)	0.70	0.23	—	0.93	—	6.52	(29.27	)(b)	0.74		0.73	†	0.72	†	8.82	†	279,168	38
12-31-07	10.22	0.59	•	0.03	0.62	0.59	—	—	0.59	—	10.25	6.15		0.78		0.77		0.77		5.67		105,105	68
Class S
06-30-12	10.54	0.27		0.45	0.72	0.30	—	—	0.30	—	10.96	6.69		1.03		0.96		0.96		5.26		3,806	16
12-31-11	11.23	0.60	•	(0.69)	(0.09)	0.60	—	—	0.60	—	10.54	(0.97)		1.02		0.96		0.96		5.34		1,712	41
12-31-10	10.04	0.62	•	1.19	1.81	0.62	—	—	0.62	—	11.23	18.73		1.00		0.96	†	0.96	†	5.97	†	2,307	41
12-31-09	6.52	0.61	•	3.52	4.13	0.61	—	—	0.61	—	10.04	66.30		1.03		0.97	†	0.96	†	7.50	†	2,995	53
12-31-08	10.25	0.67	•	(3.49)	(2.82)	0.68	0.23	—	0.91	—	6.52	(29.45	)(b)	0.99		0.98	†	0.98	†	7.32	†	2,170	38
12-31-07	10.22	0.57	•	0.03	0.60	0.57	—	—	0.57	—	10.25	5.89		1.03		1.02		1.02		5.43		5,899	68
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-12	7.89	(0.01)		0.75	0.74	—		—	—	—		—	8.63	9.38	1.20	1.19	1.19	(0.25)	21,394	10
12-31-11	8.25	(0.03)		(0.32)	(0.35)	0.01		—	—	0.01		—	7.89	(4.23)	1.16	1.16	1.16	(0.28)	18,993	38
12-31-10	6.46	(0.01)		1.80	1.79	0.00	*	—	—	0.00	*	—	8.25	27.79	1.16	1.16	1.16	(0.13)	31,927	28
12-31-09	4.44	(0.00	)*	2.02	2.02	0.00	*	—	—	—		—	6.46	45.55	1.16	1.16	1.16	(0.01)	24,468	27
12-31-08	9.22	(0.02)		(3.48)	(3.50)	—		1.28	—	1.28		—	4.44	(43.35)	1.16	1.16	1.16	(0.25)	15,401	28
12-31-07	8.99	(0.03)		1.14	1.11	—		0.88	—	0.88		—	9.22	12.71	1.16	1.15	1.15	(0.31)	40,695	31
Class I
06-30-12	8.25	0.01		0.78	0.79	—		—	—	—		—	9.04	9.58	0.70	0.69	0.69	0.25	691,199	10
12-31-11	8.60	0.02		(0.34)	(0.32)	0.03		—	—	0.03		—	8.25	(3.71)	0.66	0.66	0.66	0.25	663,904	38
12-31-10	6.71	0.03		1.88	1.91	0.02		—	—	0.02		—	8.60	28.51	0.66	0.66	0.66	0.37	762,608	28
12-31-09	4.60	0.03		2.10	2.13	0.02		—	—	0.02		—	6.71	46.41	0.66	0.66	0.66	0.48	659,322	27
12-31-08	9.52	0.02		(3.63)	(3.61)	0.03		1.28	—	1.31		—	4.60	(43.15)	0.66	0.66	0.66	0.26	487,968	28
12-31-07	9.22	0.02		1.18	1.20	0.02		0.88	—	0.90		—	9.52	13.39	0.66	0.66	0.66	0.18	995,471	31
Class S
06-30-12	8.11	0.00	*	0.77	0.77	—		—	—	—		—	8.88	9.49	0.95	0.94	0.94	(0.01)	17,972	10
12-31-11	8.45	0.00	*	(0.33)	(0.33)	0.01		—	—	0.01		—	8.11	(3.89)	0.91	0.91	0.91	0.01	21,669	38
12-31-10	6.60	0.01		1.84	1.85	0.00	*	—	—	0.00	*	—	8.45	28.12	0.91	0.91	0.91	0.12	23,701	28
12-31-09	4.53	0.01		2.07	2.08	0.01		—	—	0.01		—	6.60	46.00	0.91	0.91	0.91	0.25	20,494	27
12-31-08	9.37	(0.00	)*	(3.56)	(3.56)	0.00	*	1.28	—	1.28		—	4.53	(43.27)	0.91	0.91	0.91	0.03	9,009	28
12-31-07	9.10	(0.01)		1.16	1.15	—		0.88	—	0.88		—	9.37	13.01	0.91	0.91	0.91	(0.07)	13,319	31
Class S2
06-30-12	7.89	(0.00	)*	0.74	0.74	—		—	—	—		—	8.63	9.38	1.20	1.09	1.09	(0.13)	902	10
12-31-11	8.25	(0.00	)*	(0.34)	(0.34)	0.02		—	—	0.02		—	7.89	(4.07)	1.16	1.06	1.06	(0.07)	739	38
12-31-10	6.45	(0.00	)*	1.80	1.80	0.00	*	—	—	0.00	*	—	8.25	27.99	1.16	1.06	1.06	(0.03)	6	28
02-27-09(5) -12-31-09	3.94	0.01		2.51	2.52	0.01		—	—	0.01		—	6.45	63.88	1.16	1.06	1.06	0.09	5	27
ING T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-12	52.59	(0.16	)•	6.98	6.82	—		—	—	—		—	59.41	12.97	1.25	1.24	1.24	(0.55)	105,207	20
12-31-11	53.43	(0.27	)•	(0.57)	(0.84)	—		—	—	—		—	52.59	(1.57)	1.25	1.24	1.24	(0.50)	92,701	28
12-31-10	45.97	(0.21)		7.69	7.48	0.02		—	—	0.02		—	53.43	16.27	1.25	1.25	1.25	(0.48)	102,242	41
12-31-09	32.31	(0.10)		13.76	13.66	—		—	—	—		—	45.97	42.28	1.25	1.25	1.25	(0.27)	73,747	64
12-31-08	60.78	(0.04	)•	(24.38)	(24.42)	0.08		3.92	0.05	4.05		—	32.31	(42.51)	1.25	1.24	1.24	(0.09)	49,551	54
12-31-07	58.37	0.03	•	5.34	5.37	0.03		2.93	—	2.96		—	60.78	9.36	1.25	1.24	1.24	0.05	103,588	58
Class I
06-30-12	53.91	(0.01)		7.15	7.14	—		—	—	—		—	61.05	13.24	0.75	0.74	0.74	(0.05)	821,664	20
12-31-11	54.49	0.00	*	(0.58)	(0.58)	—		—	—	—		—	53.91	(1.06)	0.75	0.74	0.74	0.00 *	722,532	28
12-31-10	46.65	0.01		7.85	7.86	0.02		—	—	0.02		—	54.49	16.86	0.75	0.75	0.75	0.02	808,032	41
12-31-09	32.68	0.09	•	13.95	14.04	0.07		—	—	0.07		—	46.65	42.96	0.75	0.75	0.75	0.24	758,453	64
12-31-08	61.89	0.26		(24.86)	(24.60)	0.64		3.92	0.05	4.61		—	32.68	(42.21)	0.75	0.74	0.74	0.42	745,790	54
12-31-07	59.36	0.32		5.45	5.77	0.31		2.93	—	3.24		—	61.89	9.91	0.75	0.74	0.74	0.55	1,442,336	58
Class S
06-30-12	53.21	(0.08)		7.05	6.97	—		—	—	—		—	60.18	13.10	1.00	0.99	0.99	(0.29)	243,239	20
12-31-11	53.92	(0.13)		(0.58)	(0.71)	—		—	—	—		—	53.21	(1.32)	1.00	0.99	0.99	(0.24)	173,070	28
12-31-10	46.27	(0.11)		7.78	7.67	0.02		—	—	0.02		—	53.92	16.58	1.00	1.00	1.00	(0.24)	171,878	41
12-31-09	32.45	(0.01)		13.83	13.82	0.00	*	—	—	—		—	46.27	42.60	1.00	1.00	1.00	(0.03)	152,008	64
12-31-08	61.35	0.07	•	(24.56)	(24.49)	0.44		3.92	0.05	4.41		—	32.45	(42.35)	1.00	0.99	0.99	0.15	69,896	54
12-31-07	58.85	0.15	•	5.41	5.56	0.13		2.93	—	3.06		—	61.35	9.62	1.00	0.99	0.99	0.25	101,503	58
Class S2
06-30-12	52.72	(0.12)		6.99	6.87	—		—	—	—		—	59.59	13.03	1.25	1.14	1.14	(0.44)	1,456	20
12-31-11	53.51	(0.17	)•	(0.62)	(0.79)	—		—	—	—		—	52.72	(1.48)	1.25	1.14	1.14	(0.32)	622	28
12-31-10	45.99	(0.18)		7.72	7.54	0.02		—	—	0.02		—	53.51	16.39	1.25	1.15	1.15	(0.37)	5	41
02-27-09(5) -12-31-09	29.76	(0.05)		16.28	16.23	—		—	—	—		—	45.99	54.54	1.25	1.15	1.15	(0.16)	5	64

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Templeton Foreign Equity Portfolio
Class ADV
06-30-12	9.45	0.16	•	(0.06)	0.10	—	—	—	—	—	9.55	1.06	1.49	1.48		1.48		3.31		27,621	7
12-31-11	10.99	0.20	•	(1.57)	(1.37)	0.17	—	—	0.17	—	9.45	(12.42)	1.48	1.48		1.48		1.94		23,120	14
12-31-10	10.36	0.13	•	0.70	0.83	0.20	—	—	0.20	—	10.99	8.25	1.46	1.46		1.46		1.33		15,178	14
12-31-09	7.84	0.14		2.38	2.52	—	—	—	—	—	10.36	32.14	1.47	1.47		1.47		1.63		11,334	27
12-31-08	13.65	0.23	•	(5.81)	(5.58)	0.23	—	—	0.23	—	7.84	(40.88)	1.46	1.47		1.47		2.22		9,418	11
12-31-07	12.03	0.18	•	1.68	1.86	0.13	0.11	—	0.24	—	13.65	15.42	1.49	1.48		1.48		1.40		1	20
Class I
06-30-12	9.52	0.18	•	(0.05)	0.13	—	—	—	—	—	9.65	1.37	0.99	0.98		0.98		3.57		285,646	7
12-31-11	11.05	0.26	•	(1.59)	(1.33)	0.20	—	—	0.20	—	9.52	(12.00)	0.98	0.98		0.98		2.42		289,934	14
12-31-10	10.40	0.19	•	0.70	0.89	0.24	—	—	0.24	—	11.05	8.87	0.96	0.96		0.96		1.89		401,997	14
12-31-09	7.83	0.20	•	2.37	2.57	—	—	—	—	—	10.40	32.82	0.97	0.97		0.97		2.42		273,992	27
12-31-08	13.66	0.29	•	(5.85)	(5.56)	0.27	—	—	0.27	—	7.83	(40.72)	0.96	0.97		0.97		2.77		405,874	11
12-31-07	12.03	0.24	•	1.63	1.87	0.13	0.11	—	0.24	—	13.66	15.50	0.99	0.98		0.98		1.85		46,781	20
Class S
06-30-12	9.48	0.17	•	(0.06)	0.11	—	—	—	—	—	9.59	1.16	1.24	1.23		1.23		3.36		191,627	7
12-31-11	11.00	0.25	•	(1.59)	(1.34)	0.18	—	—	0.18	—	9.48	(12.21)	1.23	1.23		1.23		2.29		204,315	14
12-31-10	10.36	0.17		0.69	0.86	0.22	—	—	0.22	—	11.00	8.59	1.21	1.21		1.21		1.68		275,408	14
12-31-09	7.81	0.14		2.41	2.55	—	—	—	—	—	10.36	32.65	1.22	1.22		1.22		1.81		254,180	27
12-31-08	13.63	0.28	•	(5.87)	(5.59)	0.23	—	—	0.23	—	7.81	(40.97)	1.21	1.22		1.22		2.56		167,638	11
12-31-07	12.01	0.20	•	1.63	1.83	0.10	0.11	—	0.21	—	13.63	15.23	1.24	1.23		1.23		1.49		131,882	20
Class S2
06-30-12	9.45	0.16	•	(0.06)	0.10	—	—	—	—	—	9.55	1.06	1.49	1.38		1.38		3.21		1,315	7
12-31-11	11.01	0.17	•	(1.53)	(1.36)	0.20	—	—	0.20	—	9.45	(12.34)	1.48	1.38		1.38		1.67		1,013	14
12-31-10	10.37	0.07	•	0.78	0.85	0.21	—	—	0.21	—	11.01	8.53	1.46	1.36		1.36		0.69		102	14
02-27-09(5) -12-31-09	6.31	0.14		3.92	4.06	—	—	—	—	—	10.37	64.34	1.47	1.37		1.37		1.93		5	27
ING Thornburg Value Portfolio
Class ADV
06-30-12	26.83	(0.05)		0.25	0.20	—	—	—	—	—	27.03	0.75	1.39	1.39		1.37		(0.35)		15,146	30
12-31-11	31.18	(0.07	)•	(4.15)	(4.22)	0.13	—	—	0.13	—	26.83	(13.53)	1.40	1.40		1.39		(0.23)		15,435	77
12-31-10	28.55	0.06	•	2.98	3.04	0.41	—	—	0.41	—	31.18	10.86	1.40	1.40	†	1.40	†	0.22	†	15,361	86
12-31-09	19.96	0.34	•	8.42	8.76	0.17	—	—	0.17	—	28.55	43.99	1.40	1.40	†	1.39	†	1.40	†	7,417	100
12-31-08	33.36	0.18		(13.52)	(13.34)	0.06	—	—	0.06	—	19.96	(40.04)	1.40	1.40	†	1.40	†	0.53	†	2,281	77
12-31-07	31.38	0.18	•	1.93	2.11	0.13	—	—	0.13	—	33.36	6.73	1.40	1.40		1.40		0.54		4,196	88
Class I
06-30-12	27.55	0.02	•	0.26	0.28	—	—	—	—	—	27.83	1.02	0.89	0.89		0.87		0.13		159,705	30
12-31-11	31.98	0.09		(4.29)	(4.20)	0.23	—	—	0.23	—	27.55	(13.11)	0.90	0.90		0.89		0.25		188,868	77
12-31-10	29.18	0.22	•	3.03	3.25	0.45	—	—	0.45	—	31.98	11.37	0.90	0.90	†	0.90	†	0.76	†	260,671	86
12-31-09	20.38	0.42	•	8.67	9.09	0.29	—	—	0.29	—	29.18	44.77	0.90	0.90	†	0.89	†	1.79	†	222,957	100
12-31-08	34.00	0.32	•	(13.79)	(13.47)	0.15	—	—	0.15	—	20.38	(39.75)	0.90	0.90	†	0.90	†	1.16	†	256,369	77
12-31-07	31.85	0.28		2.02	2.30	0.15	—	—	0.15	—	34.00	7.24	0.90	0.90		0.90		0.92		216,408	88
Class S
06-30-12	27.37	(0.01)		0.24	0.23	—	—	—	—	—	27.60	0.84	1.14	1.14		1.12		(0.11)		13,604	30
12-31-11	31.76	(0.01)		(4.22)	(4.23)	0.16	—	—	0.16	—	27.37	(13.30)	1.15	1.15		1.14		0.01		15,801	77
12-31-10	29.01	0.14	•	3.02	3.16	0.41	—	—	0.41	—	31.76	11.13	1.15	1.15	†	1.15	†	0.49	†	18,563	86
12-31-09	20.26	0.40	•	8.56	8.96	0.21	—	—	0.21	—	29.01	44.36	1.15	1.15	†	1.14	†	1.68	†	14,251	100
12-31-08	33.75	0.30		(13.76)	(13.46)	0.03	—	—	0.03	—	20.26	(39.90)	1.15	1.15	†	1.15	†	0.78	†	6,604	77
12-31-07	31.68	0.19	•	2.03	2.22	0.15	—	—	0.15	—	33.75	7.00	1.15	1.15		1.15		0.56		13,719	88
Class S2
06-30-12	26.84	(0.04)		0.25	0.21	—	—	—	—	—	27.05	0.78	1.39	1.29		1.27		(0.27)		3	30
12-31-11	31.16	(0.02)		(4.16)	(4.18)	0.14	—	—	0.14	—	26.84	(13.39)	1.40	1.30		1.29		(0.08)		3	77
03-08-10(5) -12-31-10	29.58	0.03	•	2.00	2.03	0.45	—	—	0.45	—	31.16	7.09	1.40	1.30	†	1.30	†	0.11	†	3	86

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING UBS U.S. Large Cap Equity Portfolio
Class ADV
06-30-12	8.60	0.03		0.44	0.47	—	—	—	—	—	9.07	5.47	1.36	1.25		1.25		0.57		6,916	38
12-31-11	8.92	0.05		(0.31)	(0.26)	0.06	—	—	0.06	—	8.60	(2.92)	1.35	1.25		1.24		0.55		7,270	74
12-31-10	7.95	0.03		0.98	1.01	0.04	—	—	0.04	—	8.92	12.73	1.35	1.35	†	1.34	†	0.39	†	8,693	55
12-31-09	6.12	0.04		1.86	1.90	0.07	—	—	0.07	—	7.95	31.14	1.35	1.35	†	1.31	†	0.51	†	7,438	73
12-31-08	10.40	0.08		(4.23)	(4.15)	0.13	—	—	0.13	—	6.12	(40.07)	1.35	1.35	†	1.33	†	0.92	†	6,041	65
12-31-07	10.40	0.06	•	0.01	0.07	0.07	—	—	0.07	—	10.40	0.65	1.35	1.35		1.34		0.52		10,494	48
Class I
06-30-12	8.72	0.05		0.45	0.50	—	—	—	—	—	9.22	5.73	0.86	0.75		0.75		1.08		126,028	38
12-31-11	9.06	0.10		(0.33)	(0.23)	0.11	—	—	0.11	—	8.72	(2.56)	0.85	0.75		0.74		1.05		124,743	74
12-31-10	8.06	0.08		1.00	1.08	0.08	—	—	0.08	—	9.06	13.44	0.85	0.85	†	0.84	†	0.89	†	148,526	55
12-31-09	6.20	0.12		1.85	1.97	0.11	—	—	0.11	—	8.06	31.76	0.85	0.85	†	0.81	†	1.08	†	155,093	73
12-31-08	10.61	0.13	•	(4.32)	(4.19)	0.22	—	—	0.22	—	6.20	(39.76)	0.85	0.85	†	0.83	†	1.43	†	235,657	65
12-31-07	10.56	0.11		0.02	0.13	0.08	—	—	0.08	—	10.61	1.18	0.85	0.85		0.84		1.02		365,084	48
Class S
06-30-12	8.67	0.04		0.45	0.49	—	—	—	—	—	9.16	5.65	1.11	1.00		1.00		0.83		7,939	38
12-31-11	8.98	0.07	•	(0.32)	(0.25)	0.06	—	—	0.06	—	8.67	(2.71)	1.10	1.00		0.99		0.76		7,792	74
12-31-10	8.00	0.06		0.98	1.04	0.06	—	—	0.06	—	8.98	13.01	1.10	1.10	†	1.09	†	0.64	†	19,188	55
12-31-09	6.15	0.06		1.88	1.94	0.09	—	—	0.09	—	8.00	31.56	1.10	1.10	†	1.06	†	0.75	†	19,846	73
12-31-08	10.48	0.10	•	(4.27)	(4.17)	0.16	—	—	0.16	—	6.15	(40.00)	1.10	1.10	†	1.08	†	1.13	†	19,357	65
12-31-07	10.45	0.08	•	0.02	0.10	0.07	—	—	0.07	—	10.48	0.93	1.10	1.10		1.09		0.75		45,303	48

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)  Commencement of operations.

(a)  Includes impact of interest expense on inverse floating rate securities.

(b)  There was no impact on total return by the affiliate payment.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act" or "Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series (each, a "Portfolio" and collectively, the "Portfolios"), each of which has its own investment objective, policies and restrictions. The Company serves as an investment option in underlying variable insurance products offered by Directed Services LLC ("DSL" or the "Investment Adviser").

The Company currently consists of forty-three Portfolios of which sixteen diversified Portfolios are included in this report. The Portfolios are: ING American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap Value"), ING Baron Growth Portfolio ("Baron Growth"), ING Columbia Small Cap Value II Portfolio ("Columbia Small Cap Value II"), ING Davis New York Venture Portfolio ("Davis New York Venture"), ING Global Bond Portfolio ("Global Bond"), ING Invesco Van Kampen Comstock Portfolio ("Invesco Van Kampen Comstock"), ING Invesco Van Kampen Equity and Income Portfolio ("Invesco Van Kampen Equity and Income"), ING JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"), ING Oppenheimer Global Portfolio ("Oppenheimer Global"), ING PIMCO Total Return Portfolio ("PIMCO Total Return"), ING Pioneer High Yield Portfolio ("Pioneer High Yield"), ING T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth"), ING T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"), ING Templeton Foreign Equity Portfolio ("Templeton Foreign Equity"), ING Thornburg Value Portfolio ("Thornburg Value") and ING UBS U.S. Large Cap Equity Portfolio ("UBS U.S. Large Cap Equity").

The Company is authorized to offer four classes of shares (Adviser ("Class ADV"), Initial ("Class I"), Service ("Class S") and Service 2 ("Class S2")); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocable to each class. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

DSL serves as the investment adviser to the Portfolios. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios. ING Investment Management Co. LLC ("ING IM") serves as the sub-adviser to Global Bond.

The Investment Adviser, IFS, IID and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to-day operations, and loss of key employees or customers.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Portfolios' advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized costs, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the fund's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio's assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid at least annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

G.  Risk Exposures and the use of Derivative Instruments. The Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2012, the maximum amount of loss that Global Bond, Invesco Van Kampen Equity and Income and PIMCO Total Return would incur if the counterparties to its derivative transactions failed to perform would be $11,880,547, $14,707 and $3,352,538, respectively, which represents the gross payments to be received by the Portfolios on open swaps, forward foreign currency transactions, and purchased options were they to be unwound as of June 30, 2012. To reduce the amount of potential loss to Global Bond and PIMCO Total Return, various counterparties have posted $460,000 and $4,122,000 in cash collateral for open OTC transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements. There were no credit events during the six months ended June 30, 2012, that triggered any credit related contingent features for each respective Portfolio.

As of June 30, 2012, American Century Small-Mid Cap Value, Global Bond, Invesco Van Kampen Equity and Income and PIMCO Total Return had a net liability position of $58,223, $23,498,124, $101,394 and $4,863,675, respectively open swaps, forward foreign currency contracts and written options with credit related contingent features.

If a contingent feature would have been triggered as of June 30, 2012, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2012, Global Bond had posted $10,864,000 in cash collateral for open OTC derivative transactions with its respective counterparties. As of June 30, 2012, PIMCO Total Return has posted $1,395,000 in various U.S. Government Agency Obligations as collateral for open OTC derivatives with its respective counterparties.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Summary Portfolio of Investments.

During the six months ended June 30, 2012, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
American Century Small-Mid Cap Value*	$—	$5,269,533
Global Bond**	569,755,342	459,000,800
Invesco Van Kampen Equity and Income*	845,333	19,406,813
PIMCO Total Return**	77,823,694	198,241,328

*  For the six months ended June 30, 2012, the Portfolios used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Summary Portfolio of Investments for open forward foreign currency contract at June 30, 2012.

**  For the six months ended June 30, 2012, the Portfolios used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contract at June 30, 2012.

I. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

As of June 30, 2012, PIMCO Total Return had posted $426,000 principal value in U.S. Treasury Notes and Bonds as collateral with their respective broker for open futures contracts which have been segregated on the Summary Portfolio of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2012, Global Bond and PIMCO Total Return have purchased and sold futures contracts on various notes and bonds as part of their respective duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios' securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2012, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Buy	Sell
Global Bond	$168,016,704	$190,216,221
PIMCO Total Return	380,477,330	356,619

J.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, Bank of New York Mellon ("BNY") provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

L.  When-Issued and Delayed-Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Summary Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps ("swaptions"), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2012, Global Bond had purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options and the table following for open written foreign currency options.

During the six months ended June 30, 2012, Global Bond had written options on OTC U.S. Treasuries as part of their duration strategy and to generate income. There were no open written options on U.S. Treasuries at June 30, 2012.

During the six months ended June 30, 2012, PIMCO Total Return had purchased and written options on exchange-traded futures contracts on various bonds and notes as part of their duration strategy and to generate income. Please refer to the Summary Portfolio of Investments for open purchased options on exchange-traded futures contracts at June 30, 2012. There were no open written options on exchange-traded futures contracts at June 30, 2012.

During the six months ended June 30, 2012, Global Bond and PIMCO Total Return have purchased and written swaptions on interest rates to gain additional exposure to interest rates and to generate income. Please refer to the respective Summary Portfolio of Investments for Global Bond for open purchased interest rate swaptions and for Global Bond & PIMCO refer to the table following for written swaptions at June 30, 2012. There were no open purchased interest rate swaptions for PIMCO Total Return at June 30, 2012.

During six months ended June 30, 2012, Global Bond had purchased and written swaptions on credit default swap indices ("CDX") as part of managing the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio's credit risk and sector exposure and as a means of generating additional income. Please refer to the Summary Portfolio of Investments for open purchased CDX swaptions. There were no open written CDX swaptions at June 30, 2012.

During the six months ended June 30, 2012, PIMCO Total Return had written inflation floors to generate income. Please refer to the table following the Summary Portfolio of Investments for open written inflation floors at June 30, 2012.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2012.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange ("Centrally cleared swaps").

The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio's Statements of Assets or Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2012, for which a Portfolio is seller of protection are disclosed following each Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities

For the six months ended June 30, 2012, Global Bond has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2012, Global Bond and PIMCO Total Return have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and credit default indices that are either unavailable or considered to be less attractive in the bond market and to hedge against anticipated potential credit events.

For the six months ended June 30, 2012, Global Bond and PIMCO Total Return had average notional amounts of $13,754,934 on credit default swaps to buy protection and average notional amounts of $5,083,267 and $148,386,592 on credit default swaps to sell protection, respectively.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2012, Global Bond and PIMCO Total Return had entered into interest rate swaps in which they pay a floating interest rate and receives a fixed interest rate ("Long interest rate

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $358,477,721 and $91,512,829, respectively.

For the six months ended June 30, 2012, Global Bond entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $452,298,622.

Global Bond and PIMCO Total Return enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following each respective Summary Portfolio of Investments for open interest rate swaps at June 30, 2012.

PIMCO Total Return has posted $2,968,000 principal amount in U.S. Treasury Notes which has been segregated in the Summary Portfolio of Investments as initial margin for the open centrally cleared swaps outstanding on June 30, 2012. Please refer to the tables following the Summary Portfolio of Investments for open centrally cleared swaps.

P.  Structured Products. Global Bond invests in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be 'structured' by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. Please refer to the Summary Portfolio of Investments for structured products held by Global Bond at June 30, 2012.

Q.  Sale Commitments. Sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, a Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, a Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, a Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. At June 30, 2012, PIMCO Total Return had open sales commitments. Please refer to the table following the Summary Portfolio of Investments for open sales commitments.

R.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2012, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
American Century Small-Mid Cap Value	$101,350,657	$96,597,740
Baron Growth	45,955,056	92,618,292
Columbia Small Cap Value II	31,496,204	43,617,738
Davis New York Venture	56,802,043	65,038,410
Global Bond	592,706,954	598,068,487
Invesco Van Kampen Comstock	33,882,224	33,587,505
Invesco Van Kampen Equity and Income	87,045,395	136,558,579
JPMorgan Mid Cap Value	69,566,472	55,565,788
Oppenheimer Global	126,933,431	181,833,771
PIMCO Total Return	28,590,874	107,623,015
Pioneer High Yield	19,380,331	15,279,626
T. Rowe Price Diversified Mid Cap Growth	72,366,794	113,853,652
T. Rowe Price Growth Equity	250,967,010	223,211,720
Templeton Foreign Equity	34,149,475	49,205,665
Thornburg Value	63,579,414	98,156,501
UBS U.S. Large Cap Equity	55,168,204	59,815,184

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$246,279,656	$279,663,779
Invesco Van Kampen Equity and Income	27,196,335	19,000,000
PIMCO Total Return	7,363,613,376	6,985,442,515

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES

For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of each Portfolio's average daily net assets during the month:

Portfolio	Fee
American Century Small-Mid Cap Value	1.00%
Baron Growth	0.85% on the first $2 billion
0.80% on assets over $2 billion
Columbia Small Cap Value II	0.75%
Davis New York Venture	0.80%
Global Bond(1)	0.50% on the first $4 billion
0.475% on the next $1 billion
0.45% on the next $1 billion
0.43% on assets over $6 billion
Invesco Van Kampen Comstock	0.60%
Invesco Van Kampen Equity and Income	0.55%
JPMorgan Mid Cap Value	0.75%
Oppenheimer Global	0.60% on the first $4 billion
0.58% on the next $4 billion
0.56% on assets over $8 billion
PIMCO Total Return(2)	0.44%
Pioneer High Yield	0.60% on the first $2 billion
0.50% on the next $1 billion
0.40% on the next $1 billion
0.30% on assets over $4 billion
T. Rowe Price Diversified Mid Cap Growth	0.64%
T. Rowe Price Growth Equity	0.60%
Templeton Foreign Equity	0.80% on the first $500 million
0.75% on assets over $500 million
Thornburg Value	0.65%
UBS U.S. Large Cap Equity	0.70% on the first $500 million
0.65% on assets over $500 million

(1)  DSL has contractually agreed to waive a portion of the advisory fee so that the annual advisory fee is 0.40%.

(2)  Prior to May 1, 2012, the advisory fee for PIMCO Total Return was 0.50%.

DSL has contractually agreed to waive a portion of the advisory fee for American Century Small-Mid Cap Value, Columbia Small Cap Value II, Davis New York Venture, Global Bond, Invesco Van Kampen Comstock, and T. Rowe Price Growth Equity.

Waiver = 50% x (former sub-advisory fee minus new sub-advisory fee)

In addition, DSL has agreed to further waive a portion of the advisory fee for ING T. Rowe Price Growth Equity. The waiver for T. Rowe Price Growth Equity is based on the total aggregated savings in excess of $500,000 as a result of the sub-advisory fee schedule effective June 1, 2010 with respect to T. Rowe Price Growth Equity and effective May 1, 2011 with respect to ING T. Rowe Price Equity Income Portfolio, which is not included in this report, pro rata based on each Portfolio's contribution to the amount saved.

For the six months ended June 30, 2012, DSL waived $94,800, $0, $88,473, $54,146, $6,381 and $38,512 for American Century Small-Mid Cap Value, Columbia Small Cap Value II, Davis New York Venture, Global Bond, Invesco Van Kampen Comstock and T. Rowe Price Growth Equity, respectively.

There is no guarantee that the waivers will continue. Each waiver only renews at the election of DSL.

Effective June 1, 2009, Templeton Foreign Equity may invest its assets in Templeton Smaller Companies Fund. Templeton Foreign Equity's purchase of shares of Templeton Smaller Companies Fund will result in Templeton Foreign Equity paying a proportionate share of the expenses of Templeton Smaller Companies Fund. DSL will waive its management fee in an amount equal to the advisory fee received by the adviser of the Templeton Smaller Companies Fund resulting from the Templeton Foreign Equity's investment into the Templeton Smaller Companies Fund. There were no such waivers for the six months ended June 30, 2012.

The Company and DSL have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by DSL based on the average daily net assets of the respective Portfolios.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES (continued)

The sub-adviser of each of the Portfolios are as follows (* denotes a related party sub-adviser):

Portfolio	Sub-Adviser
American Century Small-Mid Cap Value	American Century Investment Management, Inc.

Baron Growth	BAMCO, Inc.

Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC

Davis New York Venture	Davis Selected Advisers, L.P.

Global Bond	ING Investment Management Co. LLC*

Invesco Van Kampen Comstock & Invesco Van Kampen Equity and Income	Invesco Advisers, Inc.

JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.

Oppenheimer Global	OppenheimerFunds, Inc.

PIMCO Total Return	Pacific Investment Management Company LLC

Pioneer High Yield	Pioneer Investment Management, Inc.

T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.

Templeton Foreign Equity	Templeton Investment Counsel, LLC

Thornburg Value	Thornburg Investment Management, Inc.

UBS U.S. Large Cap Equity	UBS Global Asset Management (Americas) Inc.

Under an Administrative Services Agreement, ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios' operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each of the Portfolios a fee at an annual rate of 0.10% based on the average daily net assets of each Portfolio. This rate is effective May 1, 2012 for American Century Small-Mid Cap Value, Baron Growth, Davis New York Venture, Invesco Van Kampen Comstock, Invesco Van Kampen Equity and Income, JPMorgan Mid Cap Value, Oppenheimer Global, PIMCO Total Return, T.Rowe Price Diversified Mid Cap Growth, T. Rowe Price Growth Equity, Thornburg Value and UBS U.S. Large Cap Equity.

In addition to providing all administrative services necessary for the Portfolios' operations, prior to May 1, 2012, the Administrator also assumed all ordinary recurring direct costs of the Portfolios below, such as custodian fees, directors' fees, transfer agency fees and accounting fees. As compensation for these services, the Administrator received a monthly fee from each Portfolio below at an annual rate based on the average daily net assets of each Portfolio as follows:

Portfolio	Fee
American Century Small-Mid Cap Value	0.25%
Baron Growth	0.23%
Davis New York Venture	0.10%
Invesco Van Kampen Comstock	0.25% on the first $1.1 billion
0.20% on assets over $1.1 billion
Invesco Van Kampen Equity and Income	0.10%
JPMorgan Mid Cap Value	0.25%
Oppenheimer Global	0.06%
PIMCO Total Return	0.25% on the first $250 million
0.10% on next $100 million
0.05% on next $100 million
0.03% on assets over $450 million
T. Rowe Price Diversified Mid Cap Growth	0.02%
T. Rowe Price Growth Equity	0.15%
Thornburg Value	0.25%
UBS U.S. Large Cap Equity	0.15%

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Company has adopted a plan of Distribution pursuant to Rule 12b-1 ("the Plan") for the Class ADV and Class S2 shares of each respective Portfolio that has Class ADV and/or Class S2 shares. The Plan provides for a distribution fee, payable to the Distributor. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV and Class S2 shares, as applicable. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to Shareholder Organizations pursuant to the Shareholder Servicing Plan adopted for Class ADV, Class S and Class S2 which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively. The Distributor has contractually agreed to waive a portion of the servicing fee for Baron Growth so that total net operating expenses do not exceed 1.31% for Class S shares. There is no guarantee that any of the waivers will continue.

Fees paid to the Distributor by class during the six months ended June 30, 2012 are shown in the accompanying Statements of Operations.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2012, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (See Note 4):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
American Century Small-Mid Cap Value	$172,399	$17,240	$33,821	$223,460
Baron Growth	505,521	59,472	127,737	692,730
Columbia Small Cap Value II	93,763	12,501	29,411	135,675
Davis New York Venture	247,684	32,928	57,857	338,469
Global Bond	138,070	34,517	26,427	199,014
Invesco Van Kampen Comstock	151,167	25,359	57,931	234,457
Invesco Van Kampen Equity and Income	329,323	59,876	48,866	438,065
JPMorgan Mid Cap Value	228,913	30,521	55,132	314,566
Oppenheimer Global	698,746	116,456	59,978	875,180
PIMCO Total Return	448,600	102,118	182,286	733,004
Pioneer High Yield	46,762	7,793	736	55,291
T. Rowe Price Diversified Mid Cap Growth	375,224	58,628	12,477	446,329
T. Rowe Price Growth Equity	549,013	92,894	90,461	732,368
Templeton Foreign Equity	394,611	40,031	49,018	483,660
Thornburg Value	97,868	15,056	8,724	121,648
UBS U.S. Large Cap Equity	79,091	11,298	4,367	94,756

The Company has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by DSL until distribution in accordance with the Plan.

At June 30, 2012, the following ING Portfolio or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Life Insurance and Annuity Company	American Century Small-Mid Cap Value	67.02%
	Baron Growth	37.91%
	Columbia Small Cap Value II	7.78%
	Davis New York Venture	6.73%
	Global Bond	77.87%
	Invesco Van Kampen Comstock	27.48%
	Invesco Van Kampen Equity and Income	72.16%
	JPMorgan Mid Cap Value	40.05%
	Oppenheimer Global	77.61%
	PIMCO Total Return	76.02%
	Pioneer High Yield	42.76%
	T. Rowe Price Diversified Mid Cap Growth	77.01%
	T. Rowe Price Growth Equity	56.14%
	Templeton Foreign Equity	33.00%
	Thornburg Value	71.07%
	UBS U.S. Large Cap Equity	80.08%
ING National Trust	American Century Small-Mid Cap Value	30.76%
	Baron Growth	11.52%
	Global Bond	11.79%
	Invesco Van Kampen Comstock	8.49%
	JPMorgan Mid Cap Value	13.18%
	Oppenheimer Global	6.31%
	PIMCO Total Return	19.88%
	T. Rowe Price Growth Equity	15.15%
	Templeton Foreign Equity	5.19%
	Thornburg Value	8.74%
	UBS U.S. Large Cap Equity	5.28%
ING Solution 2025 Portfolio	Davis New York Venture	9.05%
	Templeton Foreign Equity	7.53%
ING Solution 2035 Portfolio	Davis New York Venture	7.76%
	Templeton Foreign Equity	6.46%
	Thornburg Value	8.56%
ING Solution 2045 Portfolio	Davis New York Venture	5.86%
	Templeton Foreign Equity	5.57%
	Thornburg Value	6.47%
ING USA Annuity and Life Insurance Company	Baron Growth	45.40%
	Columbia Small Cap Value II	79.18%
	Davis New York Venture	58.89%
	Invesco Van Kampen Comstock	57.51%
	Invesco Van Kampen Equity and Income	23.98%
	JPMorgan Mid Cap Value	37.81%
	Oppenheimer Global	8.38%
	T. Rowe Price Growth Equity	13.87%
	Templeton Foreign Equity	35.12%
ReliaStar Life Insurance Company	Oppenheimer Global	5.07%
	Pioneer High Yield	26.97%
	T. Rowe Price Diversified Mid Cap Growth	12.95%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2012, the Portfolios did not have any payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with certain of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the following annual expenses to average daily net assets:

Portfolio	Class ADV	Class I	Class S	Class S2
American Century Small-Mid Cap Value	1.52%	1.02%	1.27%	1.42%
Baron Growth(1)	1.59%	1.09%	1.34%	1.49%
Columbia Small Cap Value II	1.65%	1.15%	1.40%	1.55%
Davis New York Venture(2)	N/A	N/A	N/A	N/A
Global Bond	1.04%	0.54%	0.79%	N/A
Invesco Van Kampen Comstock(3)	N/A	N/A	N/A	N/A
Invesco Van Kampen Equity and Income(1)	1.15%	0.65%	0.90%	1.05%
JPMorgan Mid Cap Value(1)	1.50%	1.00%	1.25%	1.40%
Oppenheimer Global(1)	1.30%	0.80%	1.05%	1.20%
PIMCO Total Return(1)	1.08%	0.58%	0.83%	0.98%
Pioneer High Yield	N/A	0.71%	0.96%	N/A
T. Rowe Price Diversified Mid Cap Growth(1)	1.25%	0.75%	1.00%	1.15%
T. Rowe Price Growth Equity(1)	1.25%	0.75%	1.00%	1.15%
Templeton Foreign Equity	1.48%	0.98%	1.23%	1.38%
Thornburg Value(1)	1.40%	0.90%	1.15%	1.30%
UBS U.S. Large Cap Equity(2)	N/A	N/A	N/A	N/A

(1)  Prior to May 1, 2012, the Portfolio did not have an expense limitation agreement.

(2)  Pursuant to side agreements (effective January 1, 2012 for Davis New York Venture), the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.25%, 0.75% and 1.00% for Class ADV, Class I and Class S, respectively. The amounts waived or reimbursed are not eligible for recoupment. There is no guarantee that these waivers will continue.

(3)  Pursuant to a side agreement the Investment Adviser has agree to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.31%, 0.81% and 1.06% for Class ADV, Class I and Class S, respectively. The amounts waived are not eligible for recoupment. There is no guarantee that this waiver will continue.

The Expense Limitation Agreement is contractual and shall renew automatically unless DSL provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term or upon termination of the Investment Advisory Agreement.

The Investment Adviser may, at a later date, recoup from a Portfolio for management fees waived and other expenses, except as otherwise noted above, assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

At June 30, 2012, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2013	2014	2015	Total
American Century Small-Mid Cap Value	$300,140	$431,481	$447,069	$1,178,690
Global Bond	—	77,534	102,169	179,703
Invesco Van Kampen Equity and Income	—	—	62,473	62,473
PIMCO Total Return	—	—	2,569	2,569
Pioneer High Yield	66,335	35,055	68,681	170,071
T. Rowe Price Diversified Mid Cap Growth	—	—	38,090	38,090
Templeton Foreign Equity	—	—	13,325	13,325

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Global Bond Portfolio during the period ended June 30, 2012 were as follows:

	USDAUD Notional	Notional	Cost
Balance at 12/31/11	76,200,000	—	$1,150,797
Options Purchased	385,700,000	28,800,000	4,925,929
Options Terminated in Closing Sell Transactions	(261,500,000)	(28,800,000)	(3,758,561)
Options Exercised	—	—	—
Options Expired	(61,300,000)	—	(400,664)
Balance at 06/30/12	139,100,000	—	$1,917,500.35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in purchased credit default swaptions for Global Bond Portfolio during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	—	$—
Options Purchased	50,830,000	1,158,680
Options Terminated in Closing Sell Transactions	(33,150,000)	(561,649)
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/12	17,680,000	$597,031.00

Transactions in purchased interest rate swaptions for Global Bond Portfolio during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	—	$—
Options Purchased	23,400,000	234,000
Options Terminated in Closing Sell Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/12	23,400,000	$234,000

Transactions in written credit default swaptions for Global Bond Portfolio during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	—	$—
Options Written	28,730,000	407,745
Options Terminated in Closing Purchase Transactions	(28,730,000)	(407,745)
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/12	—	$—

Transactions in written interest rate swaptions for Global Bond Portfolio during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	—	$—
Options Written	46,800,000	234,000
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/12	46,800,000	$234,000

Transactions in written foreign currency options for Global Bond Portfolio during the period ended June 30, 2012 were as follows:

	USD Notional	AUD Notional	Premiums Received
Balance at 12/31/11	76,200,000	—	$989,166
Options Written	454,800,000	28,800,000	3,974,102
Options Terminated in Closing Purchase Transactions	(238,800,000)	(28,800,000)	(2,957,493)
Options Exercised	—	—	—
Options Expired	(163,700,000)	—	(1,144,909)
Balance at 06/30/12	128,500,000	—	$860,866

Transactions in written options on U.S. Treasury futures for Global Bond Portfolio during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	3,808,000	$1,190
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	(3,808,000)	(1,190)
Balance at 06/30/12	—	$—

Transactions in purchased options on exchange traded futures contracts for PIMCO Total Return during the period ended June 30, 2012 were as follows:

	Number of Contracts	Cost
Balance at 12/31/11	3,520	$27,843
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	—	—
Options Exercised	—	—
Options Expired	(220)	(1,740)
Balance at 06/30/12	3,300	$26,103

Transactions in purchased interest rate swaptions for PIMCO Total Return during the period ended June 30, 2012 were as follows:

	USD Notional	Cost
Balance at 12/31/11	10,900,000	$43,014
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	(10,900,000)	(43,014)
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/12	—	$—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written options on exchange traded futures contracts for PIMCO Total Return during the period ended June 30, 2012 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/11	123	$100,566
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	(123)	(100,566)
Balance at 06/30/12	—	$—

Transactions in written interest rate swaptions for PIMCO Total Return during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	470,200,000	$3,864,677
Options Written	203,200,000	1,347,789
Options Terminated in Closing Purchase Transactions	(106,200,000)	(440,005)
Options Exercised	—	—
Options Expired	(105,400,000)	(1,024,737)
Balance at 06/30/12	461,800,000	$3,747,725

Transactions in written inflation floor swaps for PIMCO Total Return during the period ended June 30, 2012 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/11	6,800,000	$67,240
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/12	6,800,000	$67,240

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
American Century Small-Mid Cap Value
Class ADV
06-30-12	530,485	—	—	(159,800)	370,685	6,237,259	—	—	(1,876,724)	4,360,535
12-31-11	1,384,511	—	40,369	(336,070)	1,088,810	15,960,878	—	394,000	(3,705,769)	12,649,109
Class I
06-30-12	625,403	—	—	(759,758)	(134,355)	7,518,014	—	—	(9,186,608)	(1,668,594)
12-31-11	1,878,400	—	119,540	(1,992,277)	5,663	22,264,369	—	1,195,407	(23,533,107)	(73,331)
Class S
06-30-12	468,134	—	—	(382,784)	85,350	5,650,771	—	—	(4,624,187)	1,026,584
12-31-11	1,483,814	—	81,899	(1,488,544)	77,169	17,214,615	—	814,071	(17,459,968)	568,718
Class S2
06-30-12	39,541	—	—	(14,213)	25,328	465,614	—	—	(169,338)	296,276
12-31-11	166,365	—	1,653	(24,669)	143,349	1,851,269	—	16,049	(276,759)	1,590,559
Baron Growth
Class ADV
06-30-12	163,844	—	—	(270,568)	(106,724)	3,296,334	—	—	(5,392,640)	(2,096,306)
12-31-11	865,133	—	—	(780,157)	84,976	16,662,019	—	—	(14,633,728)	2,028,291
Class I
06-30-12	523,336	—	—	(730,755)	(207,419)	10,937,306	—	—	(15,438,075)	(4,500,769)
12-31-11	2,257,156	—	—	(6,438,188)	(4,181,032)	46,380,067	—	—	(130,445,050)	(84,064,983)
Class S
06-30-12	976,058	—	—	(3,044,187)	(2,068,129)	20,118,561	—	—	(62,511,230)	(42,392,669)
12-31-11	6,244,750	—	—	(8,602,051)	(2,357,301)	122,749,474	—	—	(164,003,239)	(41,253,765)
Class S2
06-30-12	12,950	—	—	(4,982)	7,968	257,724	—	—	(102,939)	154,785
12-31-11	20,455	—	—	(2,898)	17,557	393,113	—	—	(51,045)	342,068

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Columbia Small Cap Value II
Class ADV
06-30-12	169,501	—	—	(68,167)	101,334	1,782,364	—	—	(731,089)	1,051,275
12-31-11	391,676	—	2,636	(124,133)	270,179	4,082,308	—	22,615	(1,254,145)	2,850,778
Class I
06-30-12	140,204	—	—	(438,202)	(297,998)	1,516,836	—	—	(4,755,084)	(3,238,248)
12-31-11	741,745	—	14,334	(4,393,308)	(3,637,229)	7,881,740	—	124,993	(50,239,982)	(42,233,249)
Class S
06-30-12	71,081	—	—	(1,219,426)	(1,148,345)	765,997	—	—	(13,224,806)	(12,458,809)
12-31-11	620,385	—	73,444	(3,013,570)	(2,319,741)	6,295,614	—	637,489	(30,925,123)	(23,992,020)
Class S2
06-30-12	21,065	—	—	(2,414)	18,651	226,420	—	—	(25,499)	200,921
12-31-11	56,389	—	20	(12,982)	43,427	505,979	—	173	(122,812)	383,340
Davis New York Venture
Class ADV
06-30-12	44,480	—	—	(43,887)	593	788,268	—	—	(773,913)	14,355
12-31-11	137,691	—	5,939	(63,753)	79,877	2,439,993	—	90,276	(1,100,454)	1,429,815
Class I
06-30-12	1,526,182	—	—	(648,308)	877,874	28,311,610	—	—	(11,813,829)	16,497,781
12-31-11	2,229,641	—	119,152	(3,855,580)	(1,506,787)	40,933,909	—	1,852,805	(65,237,491)	(22,450,777)
Class S
06-30-12	113,747	—	—	(1,155,408)	(1,041,661)	2,097,549	—	—	(20,658,959)	(18,561,410)
12-31-11	587,359	—	189,941	(3,128,802)	(2,351,502)	10,021,345	—	2,923,201	(54,305,023)	(41,360,477)
Global Bond
Class ADV
06-30-12	260,630	—	—	(171,512)	89,118	2,998,836	—	—	(1,972,161)	1,026,675
12-31-11	393,581	—	189,370	(528,892)	54,059	4,646,579	—	2,168,289	(6,237,771)	577,097
Class I
06-30-12	437,178	—	—	(1,773,258)	(1,336,080)	5,102,166	—	—	(20,565,577)	(15,463,411)
12-31-11	1,424,917	—	2,303,462	(7,380,903)	(3,652,524)	16,811,807	—	26,558,914	(87,408,480)	(44,037,759)
Class S
06-30-12	459,468	—	—	(745,833)	(286,365)	5,368,831	—	—	(8,682,794)	(3,313,963)
12-31-11	1,097,719	—	446,232	(3,559,336)	(2,015,385)	13,066,135	—	5,153,972	(42,863,018)	(24,642,911)
Class S2
06-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	32,361	—	2,496	(35,136)	(279)	391,812	—	28,534	(397,151)	23,195
Invesco Van Kampen Comstock
Class ADV
06-30-12	224,698	—	—	(85,934)	138,764	2,369,850	—	—	(904,464)	1,465,386
12-31-11	318,466	—	22,298	(249,380)	91,384	3,243,285	—	212,917	(2,513,609)	942,593
Class I
06-30-12	145,048	—	—	(322,267)	(177,219)	1,523,914	—	—	(3,405,126)	(1,881,212)
12-31-11	649,321	—	81,532	(882,920)	(152,067)	6,576,039	—	786,737	(9,057,023)	(1,694,247)
Class S
06-30-12	1,253,678	—	—	(1,947,757)	(694,079)	13,044,330	—	—	(20,543,229)	(7,498,899)
12-31-11	3,055,659	—	351,438	(5,162,300)	(1,755,203)	31,095,008	—	3,379,115	(53,150,339)	(18,676,216)
Invesco Van Kampen Equity and Income
Class ADV
06-30-12	112,151	—	—	(170,065)	(57,914)	3,836,282	—	—	(5,765,378)	(1,929,096)
12-31-11	363,578	—	12,516	(135,215)	240,879	12,277,305	—	399,831	(4,514,751)	8,162,385
Class I
06-30-12	94,131	—	—	(1,269,934)	(1,175,803)	3,258,084	—	—	(44,272,657)	(41,014,573)
12-31-11	188,797	—	383,860	(1,869,101)	(1,296,444)	6,521,649	—	12,470,648	(63,753,963)	(44,761,666)
Class S
06-30-12	583,744	—	—	(1,217,273)	(633,529)	19,528,162	—	—	(42,511,375)	(22,983,213)
12-31-11	581,219	—	132,974	(1,550,873)	(836,680)	19,910,413	—	4,281,171	(53,418,865)	(29,227,281)
Class S2
06-30-12	4,034	—	—	(3,227)	807	137,954	—	—	(110,323)	27,631
12-31-11	9,237	—	584	(5,087)	4,734	300,965	—	18,678	(172,632)	147,011

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
JPMorgan Mid Cap Value
Class ADV
06-30-12	255,816	—	—	(210,372)	45,444	3,785,553	—	—	(3,160,504)	625,049
12-31-11	530,367	—	14,197	(294,811)	249,753	7,470,560	—	188,965	(4,125,845)	3,533,680
Class I
06-30-12	1,235,436	—	—	(996,317)	239,119	18,557,758	—	—	(15,114,429)	3,443,329
12-31-11	1,453,977	—	99,783	(1,753,100)	(199,340)	20,631,069	—	1,365,727	(24,429,594)	(2,432,798)
Class S
06-30-12	2,099,330	—	—	(1,518,446)	580,884	31,114,949	—	—	(22,733,696)	8,381,253
12-31-11	4,154,359	—	109,253	(3,977,062)	286,550	59,038,988	—	1,478,708	(55,942,603)	4,575,093
Class S2
06-30-12	61,051	—	—	(1,696)	59,355	897,570	—	—	(25,094)	872,476
12-31-11	15,499	—	109	(3,202)	12,406	206,541	—	1,495	(43,860)	164,176
Oppenheimer Global
Class ADV
06-30-12	250,101	—	—	(368,610)	(118,509)	3,224,560	—	—	(4,815,027)	(1,590,467)
12-31-11	908,522	—	67,894	(941,891)	34,525	12,411,402	—	795,043	(12,683,281)	523,164
Class I
06-30-12	735,040	—	—	(5,851,462)	(5,116,422)	9,977,365	—	—	(78,093,533)	(68,116,168)
12-31-11	2,417,329	—	1,695,436	(12,195,658)	(8,082,893)	33,146,828	—	20,446,960	(167,848,460)	(114,254,672)
Class S
06-30-12	591,450	—	—	(1,560,836)	(969,386)	7,665,581	—	—	(20,792,958)	(13,127,377)
12-31-11	2,404,518	—	201,913	(2,216,621)	389,810	32,123,465	—	2,368,438	(29,010,819)	5,481,084
Class S2
06-30-12	33,095	—	—	(8,328)	24,767	410,821	—	—	(106,729)	304,092
12-31-11	78,627	—	658	(16,801)	62,484	1,043,944	—	7,600	(231,520)	820,024
PIMCO Total Return
Class ADV
06-30-12	1,990,548	—	—	(1,095,906)	894,642	23,402,082	—	—	(12,893,915)	10,508,167
12-31-11	2,664,146	—	881,043	(2,300,154)	1,245,035	31,644,886	—	10,123,187	(27,076,320)	14,691,753
Class I
06-30-12	1,965,125	—	—	(2,427,598)	(462,473)	23,771,097	—	—	(29,207,230)	(5,436,133)
12-31-11	4,817,362	—	2,901,299	(7,222,953)	495,708	58,274,837	—	34,090,267	(87,154,509)	5,210,595
Class S
06-30-12	2,843,034	—	—	(1,922,639)	920,395	33,985,132	—	—	(23,043,747)	10,941,385
12-31-11	5,310,291	—	2,612,170	(4,919,222)	3,003,239	63,430,711	—	30,431,776	(58,879,225)	34,983,262
Class S2
06-30-12	116,255	—	—	(43,426)	72,829	1,360,852	—	—	(502,936)	857,916
12-31-11	97,870	—	7,877	(30,270)	75,477	1,136,050	—	90,033	(349,323)	876,760
Pioneer High Yield
Class ADV
06-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	296	—	140	(11,131)	(10,695)	3,400	—	1,626	(129,700)	(124,674)
Class I
06-30-12	1,183,733	—	228,024	(1,172,451)	239,306	13,122,097	—	2,535,797	(12,885,993)	2,771,901
12-31-11	2,175,572	—	483,160	(3,114,071)	(455,339)	24,399,401	—	5,376,948	(34,466,663)	(4,690,314)
Class S
06-30-12	203,186	—	6,152	(24,699)	184,639	2,221,969	—	68,246	(274,585)	2,015,630
12-31-11	117,849	—	8,217	(169,054)	(42,988)	1,278,114	—	92,150	(1,929,944)	(559,680)
T. Rowe Price Diversified Mid Cap Growth
Class ADV
06-30-12	316,623	—	—	(244,385)	72,238	2,764,392	—	—	(2,134,881)	629,511
12-31-11	963,957	—	3,712	(2,432,166)	(1,464,497)	7,959,381	—	26,206	(20,761,093)	(12,775,506)
Class I
06-30-12	297,572	—	—	(4,349,985)	(4,052,413)	2,709,628	—	—	(39,427,308)	(36,717,680)
12-31-11	1,284,148	—	308,637	(9,808,728)	(8,215,943)	11,543,100	—	2,436,752	(84,906,288)	(70,926,436)
Class S
06-30-12	120,812	—	—	(768,965)	(648,153)	1,076,456	—	—	(7,091,354)	(6,014,898)
12-31-11	397,196	—	3,831	(532,877)	(131,850)	3,465,098	—	27,740	(4,470,313)	(977,475)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price Diversified Mid Cap Growth (continued)
Class S2
06-30-12	29,572	—	—	(18,758)	10,814	265,180	—	—	(156,027)	109,153
12-31-11	114,818	—	187	(22,007)	92,998	917,092	—	1,441	(175,697)	742,836
T. Rowe Price Growth Equity
Class ADV
06-30-12	189,894	—	—	(181,792)	8,102	11,475,085	—	—	(10,837,711)	637,374
12-31-11	252,632	—	—	(403,679)	(151,047)	13,835,357	—	—	(21,604,429)	(7,769,072)
Class I
06-30-12	1,055,112	—	—	(999,770)	55,342	65,249,587	—	—	(61,383,689)	3,865,898
12-31-11	1,017,493	—	—	(2,443,351)	(1,425,858)	56,754,920	—	—	(135,550,221)	(78,795,301)
Class S
06-30-12	1,339,409	—	—	(550,559)	788,850	81,700,702	—	—	(33,177,219)	48,523,483
12-31-11	1,050,065	—	—	(985,184)	64,881	57,720,809	—	—	(52,887,743)	4,833,066
Class S2
06-30-12	13,930	—	—	(1,304)	12,626	764,946	—	—	(79,909)	685,037
12-31-11	14,333	—	—	(2,634)	11,699	773,147	—	—	(143,880)	629,267
Templeton Foreign Equity
Class ADV
06-30-12	554,362	—	—	(109,283)	445,079	5,544,434	—	—	(1,061,253)	4,483,181
12-31-11	1,174,858	—	37,072	(146,664)	1,065,266	12,461,321	—	349,959	(1,529,998)	11,281,282
Class I
06-30-12	2,735,445	—	—	(3,579,567)	(844,122)	26,472,344	—	—	(36,024,526)	(9,552,182)
12-31-11	4,272,752	—	629,262	(10,824,089)	(5,922,075)	45,246,761	—	5,971,695	(122,648,933)	(71,430,477)
Class S
06-30-12	517,595	—	—	(2,097,145)	(1,579,550)	5,193,125	—	—	(20,310,725)	(15,117,600)
12-31-11	3,726,451	—	445,707	(7,657,107)	(3,484,949)	41,442,186	—	4,216,387	(79,554,385)	(33,895,812)
Class S2
06-30-12	47,854	—	—	(17,404)	30,450	469,414	—	—	(178,760)	290,654
12-31-11	103,552	—	1,638	(7,244)	97,946	1,102,465	—	15,463	(69,186)	1,048,742
Thornburg Value
Class ADV
06-30-12	61,771	—	—	(76,681)	(14,910)	1,824,087	—	—	(2,266,190)	(442,103)
12-31-11	184,368	—	2,845	(104,572)	82,641	5,884,035	—	74,886	(3,199,971)	2,758,950
Class I
06-30-12	208,870	—	—	(1,323,993)	(1,115,123)	6,124,178	—	—	(39,273,863)	(33,149,685)
12-31-11	1,143,371	—	70,169	(2,508,965)	(1,295,425)	36,867,095	—	1,892,464	(74,194,668)	(35,435,109)
Class S
06-30-12	30,192	—	—	(114,692)	(84,500)	886,782	—	—	(3,345,303)	(2,458,521)
12-31-11	129,142	—	3,737	(139,958)	(7,079)	4,224,659	—	100,212	(4,294,113)	30,758
Class S2
06-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	—	—	—	—	—	—	—	—	—	—
UBS U.S. Large Cap Equity
Class ADV
06-30-12	3,576	—	—	(86,433)	(82,857)	34,136	—	—	(811,448)	(777,312)
12-31-11	6,318	—	5,920	(140,963)	(128,725)	56,813	—	49,175	(1,264,297)	(1,158,309)
Class I
06-30-12	333,877	—	—	(969,095)	(635,218)	3,228,089	—	—	(9,240,691)	(6,012,602)
12-31-11	703,302	—	175,993	(2,978,206)	(2,098,911)	6,556,474	—	1,502,667	(27,326,815)	(19,267,674)
Class S
06-30-12	19,483	—	—	(50,962)	(31,479)	182,694	—	—	(479,203)	(296,509)
12-31-11	149,386	—	8,428	(1,395,325)	(1,237,511)	1,338,694	—	70,116	(12,350,634)	(10,941,824)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 11 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Advisers, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with BNY for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2012:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Baron Growth	10	$1,812,500	1.23%
Davis New York Venture	1	585,000	1.31
Global Bond	19	2,522,923	1.22
Oppenheimer Global	1	630,000	1.26
PIMCO Total Return	6	1,117,500	1.19
T. Rowe Price Diversified Mid Cap Growth	1	3,160,000	1.30
UBS U.S. Large Cap Equity	4	1,746,250	1.31

NOTE 12 — CONCENTRATION OF RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which a Portfolio may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Portfolio. Foreign investments may also subject a Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Portfolio investments.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investments in emerging market countries present risks in a greater degree than, and in addition to, those presented by investments in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

NOTE 13 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 13 — SECURITIES LENDING (continued)

Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2012, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
American Century Small-Mid Cap Value	$1,767,296	$1,811,354
Global Bond	6,133,266	6,408,806
JPMorgan Mid Cap Value	2,399,806	2,450,102
Oppenheimer Global	29,788,967	30,658,730
PIMCO Total Return	16,147,706	16,662,616
T. Rowe Price Diversified Mid Cap Growth	22,316,524	22,903,740
T. Rowe Price Growth Equity	8,587,970	8,938,792
Thornburg Value	4,342,820	4,477,986
UBS U.S. Large Cap Equity	3,827,404	3,921,685

NOTE 14 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	Ordinary Income	Ordinary Income	Long-term Capital Gains
American Century Small-Mid Cap Value	$—	$2,400,620	$18,907
Columbia Small Cap Value II	—	785,307	—
Davis New York Venture	—	4,866,282	—
Global Bond	—	33,909,709	—
Invesco Van Kampen Comstock	—	4,378,769	—
Invesco Van Kampen Equity and Income	—	17,170,328	—
JPMorgan Mid Cap Value	—	3,034,904	—
Oppenheimer Global	—	23,618,041	—
PIMCO Total Return	—	60,671,650	14,063,613
Pioneer High Yield	2,604,043	5,470,770	—
T. Rowe Price Diversified Mid Cap Growth	—	2,492,147	—
Templeton Foreign Equity	—	10,553,504	—
Thornburg Value	—	2,067,576	—
UBS U.S. Large Cap Equity	—	1,621,958	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
American Century Small-Mid Cap Value	$11,443,128	$7,889,827	$(7,860,532)	$—	—
Baron Growth	—	—	246,841,348	(27,687,536)	2016
				(15,294,592)	2017
				$(42,982,128)
Columbia Small Cap Value II	429,192	—	16,795,557	(69,638,686)	2017
Davis New York Venture	1,563,247	—	28,605,399	(16,250,070)	2016
				(57,895,293)	2017
				$(74,145,363)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Global Bond	$25,670,364	$—	$(6,188,502)	$(3,869,738)	2017
Invesco Van Kampen Comstock	474,104	—	(983,839)	(101,214,207)	2016
				(130,908,420)	2017
				$(232,122,627)
Invesco Van Kampen Equity and Income	2,619,039	—	65,186,158	(20,091,418)	2016
				(31,391,642)	2017
				$(51,483,060)
JPMorgan Mid Cap Value	215,887	—	33,088,598	(5,998,527)	2017
Oppenheimer Global	19,043,618	—	126,604,165	(59,145,851)	2017
				(98,529)	2018
				$(59,244,380)
PIMCO Total Return	39,101,285	—	17,181,178	(17,442,818)	None
Pioneer High Yield	518,181	—	4,798,893	(3,902,477)	2016
				(23,259,623)	2017
				$(27,162,100)
T. Rowe Price Diversified Mid Cap Growth	718,603	58,844,358	55,345,823	—	—
T. Rowe Price Growth Equity	—	—	212,764,098	(19,689,448)	2016
				(107,754,093)	2017
				$(127,443,541)
Templeton Foreign Equity	14,340,409	—	(58,529,547)	(22,339,944)	2016
				(133,709,136)	2017
				$(156,049,080)
Thornburg Value	566,037	—	(27,469,426)	(32,782,436)	2016
				(26,137,641)	2017
				$(58,920,077)
UBS U.S. Large Cap Equity	268,687	—	3,880,956	(22,966,719)	2016
				(84,654,342)	2017
				$(107,621,061)

The Portfolios' major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2012, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
American Century Small-Mid Cap Value
Class ADV	$0.1234	$0.4788	$0.4313	August 8, 2012	August 6, 2012
Class I	$0.1663	$0.4788	$0.4313	August 8, 2012	August 6, 2012
Class S	$0.1381	$0.4788	$0.4313	August 8, 2012	August 6, 2012
Class S2	$0.1413	$0.4788	$0.4313	August 8, 2012	August 6, 2012
Columbia Small Cap Value II
Class ADV	$0.0275	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.0568	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.0266	$—	$—	August 8, 2012	August 6, 2012
Class S2	$0.0498	$—	$—	August 8, 2012	August 6, 2012

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Davis New York Venture
Class ADV	$0.0208	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.1037	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.0531	$—	$—	August 8, 2012	August 6, 2012
Global Bond
Class ADV	$0.6744	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.7300	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.6937	$—	$—	August 8, 2012	August 6, 2012
Invesco Van Kampen Comstock
Class ADV	$0.0161	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.0161	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.0161	$—	$—	August 8, 2012	August 6, 2012
Invesco Van Kampen Equity and Income
Class ADV	$0.1250	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.1250	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.1250	$—	$—	August 8, 2012	August 6, 2012
Class S2	$0.1250	$—	$—	August 8, 2012	August 6, 2012
JPMorgan Mid Cap Value
Class ADV	$0.0060	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.0060	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.0060	$—	$—	August 8, 2012	August 6, 2012
Class S2	$0.0060	$—	$—	August 8, 2012	August 6, 2012
Oppenheimer Global
Class ADV	$0.1104	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.1798	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.1439	$—	$—	August 8, 2012	August 6, 2012
Class S2	$0.1643	$—	$—	August 8, 2012	August 6, 2012
PIMCO Total Return
Class ADV	$0.3468	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.3983	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.3707	$—	$—	August 8, 2012	August 6, 2012
Class S2	$0.3756	$—	$—	August 8, 2012	August 6, 2012
Pioneer High Yield
Class I	$0.0513	$—	$—	August 1, 2012	Daily
Class S	$0.0489	$—	$—	August 1, 2012	Daily
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$0.0022	$0.0068	$0.7342	August 8, 2012	August 6, 2012
Class I	$0.0022	$0.0068	$0.7342	August 8, 2012	August 6, 2012
Class S	$0.0022	$0.0068	$0.7342	August 8, 2012	August 6, 2012
Class S2	$0.0022	$0.0068	$0.7342	August 8, 2012	August 6, 2012
Templeton Foreign Equity
Class ADV	$0.1180	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.1504	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.1404	$—	$—	August 8, 2012	August 6, 2012
Class S2	$0.1335	$—	$—	August 8, 2012	August 6, 2012
Thornburg Value
Class ADV	$—	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.1257	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.0242	$—	$—	August 8, 2012	August 6, 2012
Class S2	$0.0204	$—	$—	August 8, 2012	August 6, 2012
UBS U.S. Large Cap Equity
Class ADV	$0.0169	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.0169	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.0169	$—	$—	August 8, 2012	August 6, 2012

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize ING Artio Foreign Portfolio, which is not included in this report, with and into Templeton Foreign Equity. Shareholder

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS (continued)

approval was obtained and the Reorganization took place on July 21, 2012. Effective July 21, 2012, the Board further lowered the expense limits for Templeton Foreign Equity.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	27.6%
Industrials	14.6%
Health Care	9.4%
Utilities	9.3%
Consumer Discretionary	9.0%
Information Technology	8.4%
Consumer Staples	6.4%
Energy	6.0%
Materials	4.3%
Telecommunication Services	2.2%
Exchange-Traded Funds	1.1%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 8.9%
36,114		CEC Entertainment, Inc.	$1,313,466	0.6
84,825		Lowe's Cos., Inc.	2,412,423	1.1
108,790		Staples, Inc.	1,419,710	0.7
22,567		Target Corp.	1,313,174	0.6
795,421		Other Securities (a)	12,895,485	5.9
			19,354,258	8.9
		Consumer Staples: 6.2%
38,889		Dr Pepper Snapple Group, Inc.	1,701,394	0.8
24,215		Kellogg Co.	1,194,526	0.5
42,103	@	Ralcorp Holdings, Inc.	2,809,954	1.3
243,100		Other Securities (a)	7,770,970	3.6
			13,476,844	6.2
		Energy: 6.0%
27,074		EQT Corp.	1,451,979	0.7
61,238		Imperial Oil Ltd.	2,561,759	1.2
354,268		Other Securities (a)	9,008,363	4.1
			13,022,101	6.0
		Financials: 26.9%
48,675		Allstate Corp.	1,708,006	0.8
21,276		American Tower Corp.	1,487,405	0.7
34,873	@	Aon PLC	1,631,359	0.7
125,447		Capitol Federal Financial, Inc.	1,490,310	0.7
106,998		Charles Schwab Corp.	1,383,484	0.6
51,307		Comerica, Inc.	1,575,638	0.7
50,924		Commerce Bancshares, Inc.	1,930,020	0.9
81,818		HCC Insurance Holdings, Inc.	2,569,085	1.2
53,157		Marsh & McLennan Cos., Inc.	1,713,250	0.8

Shares			Value	Percentage of Net Assets
74,775		Northern Trust Corp.	$3,441,145	1.6
125,273		People's United Financial, Inc.	1,454,420	0.7
99,080		Piedmont Office Realty Trust, Inc.	1,705,167	0.8
22,578		PNC Financial Services Group, Inc.	1,379,742	0.6
18,892		Travelers Cos., Inc.	1,206,065	0.5
2,123,520		Other Securities (a)	33,922,679	15.6
			58,597,775	26.9
		Health Care: 9.4%
19,164		Becton Dickinson & Co.	1,432,509	0.6
100,124	@	CareFusion Corp.	2,571,184	1.2
46,469	@	LifePoint Hospitals, Inc.	1,904,300	0.9
33,223		Zimmer Holdings, Inc.	2,138,232	1.0
492,516		Other Securities	12,367,345	5.7
			20,413,570	9.4
		Industrials: 14.6%
82,635		Heartland Express, Inc.	1,182,507	0.6
63,763		Kaydon Corp.	1,363,890	0.6
168,009		Republic Services, Inc.	4,445,518	2.0
87,628		Koninklijke Philips Electronics NV	1,726,773	0.8
144,245		Southwest Airlines Co.	1,329,939	0.6
41,014		Tyco International Ltd.	2,167,590	1.0
825,705		Other Securities (a)	19,576,223	9.0
			31,792,440	14.6
		Information Technology: 8.4%
177,397		Applied Materials, Inc.	2,032,970	0.9
85,545	@	Teradyne, Inc.	1,202,763	0.5
893,681		Other Securities (a)	15,153,469	7.0
			18,389,202	8.4

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Materials: 4.3%
59,625		Bemis Co., Inc.	$1,868,647	0.8
27,901		Newmont Mining Corp.	1,353,478	0.6
292,974		Other Securities	6,261,290	2.9
			9,483,415	4.3
		Telecommunication Services: 2.2%
36,380		CenturyTel, Inc.	1,436,646	0.7
54,549		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	1,977,609	0.9
52,302	@	TW Telecom, Inc.	1,342,069	0.6
1,000		Other Securities	33,730	0.0
			4,790,054	2.2
		Utilities: 9.3%
49,545		AGL Resources, Inc.	1,919,869	0.9
70,907		Empire District Electric Co.	1,496,138	0.7
131,544		Great Plains Energy, Inc.	2,816,357	1.3
29,047		Idacorp, Inc.	1,222,298	0.5
94,551		NV Energy, Inc.	1,662,207	0.8
44,538		Pacific Gas & Electric Co.	2,016,235	0.9
47,513		Portland General Electric Co.	1,266,696	0.6
68,800		Westar Energy, Inc.	2,060,560	0.9
50,757		Xcel Energy, Inc.	1,442,006	0.7
133,369		Other Securities	4,481,031	2.0
			20,383,397	9.3
		Total Common Stock (Cost $204,829,044)	209,703,056	96.2
EXCHANGE-TRADED FUNDS: 1.1%
28,358		iShares Russell Midcap Value Index Fund	1,312,408	0.6
14,400		Other Securities	1,146,960	0.5
		Total Exchange-Traded Funds (Cost $2,409,925)	2,459,368	1.1
PREFERRED STOCK: 1.0%
		Consumer Discretionary: 0.1%
128	#,@	LodgeNet Interactive Corp.	67,680	0.0
1,800		Other Securities	172,260	0.1
			239,940	0.1
		Consumer Staples: 0.2%
235		Other Securities	252,978	0.2

Shares		Value	Percentage of Net Assets
	Financials: 0.7%
37,736	Other Securities	$1,542,087	0.7
	Total Preferred Stock (Cost $1,968,210)	2,035,005	1.0
	Total Long-Term Investments (Cost $209,207,179)	214,197,429	98.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc(1): 0.8%
811,354	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $811,367, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $827,581, due 07/01/42-02/20/61)	$811,354	0.4
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.4
		1,811,354	0.8

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
2,906,054	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,906,054)	$2,906,054	1.4
	Total Short-Term Investments (Cost $4,717,408)	4,717,408	2.2
	Total Investments in Securities (Cost $213,924,587)	$218,914,837	100.5
	Liabilities in Excess of Other Assets	(1,001,576)	(0.5)
	Net Assets	$217,913,261	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $219,532,006.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$14,545,705
Gross Unrealized Depreciation	(15,162,874)
Net Unrealized Depreciation	$(617,169)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$19,354,258	$—	$—	$19,354,258
Consumer Staples	13,476,844	—	—	13,476,844
Energy	13,022,101	—	—	13,022,101
Financials	58,597,775	—	—	58,597,775
Health Care	20,413,570	—	—	20,413,570
Industrials	30,065,667	1,726,773	—	31,792,440
Information Technology	18,389,202	—	—	18,389,202
Materials	9,483,415	—	—	9,483,415
Telecommunication Services	4,790,054	—	—	4,790,054
Utilities	20,383,397	—	—	20,383,397
Total Common Stock	207,976,283	1,726,773	—	209,703,056
Exchange-Traded Funds	2,459,368	—	—	2,459,368
Preferred Stock	309,079	1,725,926	—	2,035,005
Short-Term Investments	2,906,054	1,811,354	—	4,717,408
Total Investments, at fair value	$213,650,784	$5,264,053	$—	$218,914,837
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(58,223)	$—	$(58,223)
Total Liabilities	$—	$(58,223)	$—	$(58,223)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	Swiss Franc	553,625	Sell	07/31/12	$576,302	$583,713	$(7,411)
UBS AG	Canadian Dollar	108,600	Sell	07/31/12	106,566	106,595	(29)
UBS AG	Canadian Dollar	3,780,604	Sell	07/31/12	3,678,354	3,710,789	(32,435)
UBS AG	EU Euro	1,122,098	Sell	07/31/12	1,402,028	1,420,376	(18,348)
							$(58,223)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$58,223
Total Liability Derivatives		$58,223

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$81,157
Total	$81,157
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(74,209)
Total	$(74,209)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING BARON   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Consumer Discretionary	25.8%
Information Technology	17.3%
Industrials	15.0%
Financials	13.8%
Health Care	12.1%
Energy	7.3%
Consumer Staples	5.1%
Utilities	1.5%
Telecommunication Services	0.8%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 25.8%
540,000		Choice Hotels International, Inc.	$21,562,200	2.9
285,000		DeVry, Inc.	8,826,450	1.2
575,000		Dick's Sporting Goods, Inc.	27,600,000	3.7
565,000	@	LKQ Corp.	18,871,000	2.5
204,000		Morningstar, Inc.	11,799,360	1.6
73,500	@	Panera Bread Co.	10,248,840	1.4
184,000	@	Peet's Coffee & Tea, Inc.	11,047,360	1.5
400,380	@	Penn National Gaming, Inc.	17,852,944	2.4
190,000	@	Under Armour, Inc.	17,951,200	2.4
475,000		Vail Resorts, Inc.	23,788,000	3.2
843,675		Other Securities	22,940,160	3.0
			192,487,514	25.8
		Consumer Staples: 5.1%
203,500		Church & Dwight Co., Inc.	11,288,145	1.5
185,000	@	TreeHouse Foods, Inc.	11,523,650	1.5
254,927	@	United Natural Foods, Inc.	13,985,295	1.9
186,667		Other Securities	1,638,937	0.2
			38,436,027	5.1
		Energy: 7.3%
110,000		CARBO Ceramics, Inc.	8,440,300	1.1
115,000		Core Laboratories NV	13,328,500	1.8
100,000	@	SEACOR Holdings, Inc.	8,938,000	1.2
212,944		Targa Resources Corp.	9,092,709	1.2
528,536		Other Securities	15,090,003	2.0
			54,889,512	7.3
		Financials: 13.8%
21,500		Alexander's, Inc.	9,268,865	1.2
100,000		Alexandria Real Estate Equities, Inc.	7,272,000	1.0

Shares			Value	Percentage of Net Assets
195,000	@	Arch Capital Group Ltd.	$7,739,550	1.0
274,479		Cohen & Steers, Inc.	9,472,271	1.3
490,500		Douglas Emmett, Inc.	11,330,550	1.5
465,000	@	MSCI, Inc. - Class A	15,819,300	2.1
320,000		Primerica, Inc.	8,553,600	1.2
1,416,993		Other Securities	33,438,403	4.5
			102,894,539	13.8
		Health Care: 12.1%
350,000	@	AMERIGROUP Corp.	23,068,500	3.1
490,000	@	Community Health Systems, Inc.	13,734,700	1.8
100,000	@	Edwards Lifesciences Corp.	10,330,000	1.4
136,500	@	Idexx Laboratories, Inc.	13,121,745	1.8
85,000	@	Mettler Toledo International, Inc.	13,247,250	1.8
105,000		Techne Corp.	7,791,000	1.0
287,228		Other Securities	9,151,639	1.2
			90,444,834	12.1
		Industrials: 15.0%
261,300	@	Colfax Corp.	7,204,041	1.0
534,000	@	Copart, Inc.	12,650,460	1.7
157,000	@	CoStar Group, Inc.	12,748,400	1.7
497,967		Generac Holdings, Inc.	11,981,086	1.6
350,000	@	Genesee & Wyoming, Inc.	18,494,000	2.5
106,000	@	Middleby Corp.	10,558,660	1.4
105,000		MSC Industrial Direct Co.	6,882,750	0.9
1,115,413		Other Securities	31,553,643	4.2
			112,073,040	15.0
		Information Technology: 17.3%
250,450	@	Advent Software, Inc.	6,789,699	0.9
250,000	@	Ansys, Inc.	15,777,500	2.1
500,000		Booz Allen Hamilton Holding Corp.	7,640,000	1.0

See Accompanying Notes to Financial Statements

ING BARON   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
117,000	@	Concur Technologies, Inc.	$7,967,700	1.1
165,282	@	Cymer, Inc.	9,743,374	1.3
87,500	@	Equinix, Inc.	15,369,375	2.1
85,000		Factset Research Systems, Inc.	7,899,900	1.1
405,300	@	Gartner, Inc.	17,448,165	2.3
200,000		MAXIMUS, Inc.	10,350,000	1.4
238,000		Pegasystems, Inc.	7,849,240	1.0
385,000	@	SS&C Technologies Holdings, Inc.	9,625,000	1.3
497,500		Totvs S.A.	9,585,885	1.3
141,000		Other Securities	3,265,560	0.4
			129,311,398	17.3
		Telecommunication Services: 0.8%
100,000		Other Securities	5,705,000	0.8
		Utilities: 1.5%
160,000		ITC Holdings Corp.	11,025,600	1.5
		Total Common Stock (Cost $454,402,079)	737,267,464	98.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
10,805,843	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,805,843)	$10,805,843	1.4
	Total Short-Term Investments (Cost $10,805,843)	10,805,843	1.4
	Total Investments in Securities (Cost $465,207,922)	$748,073,307	100.1
	Liabilities in Excess of Other Assets	(903,168)	(0.1)
	Net Assets	$747,170,139	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

  Cost for federal income tax purposes is $464,796,040.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$294,517,746
Gross Unrealized Depreciation	(11,240,479)
Net Unrealized Appreciation	$283,277,267

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock*	$737,267,464	$—	$—	$737,267,464
Short-Term Investments	10,805,843	—	—	10,805,843
Total Investments, at fair value	$748,073,307	$—	$—	$748,073,307

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	34.0%
Industrials	15.7%
Information Technology	13.6%
Consumer Discretionary	9.7%
Health Care	7.3%
Utilities	5.5%
Materials	4.5%
Energy	3.8%
Consumer Staples	3.4%
Assets in Excess of Other Liabilities*	2.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 9.7%
65,000	@	Bridgepoint Education, Inc.	$1,417,000	0.9
39,000		GNC Holdings, Inc.	1,528,800	1.0
56,500	@	Helen of Troy Ltd.	1,914,785	1.2
681,000		Other Securities	10,418,906	6.6
			15,279,491	9.7
		Consumer Staples: 3.4%
33,000		Harris Teeter Supermarkets, Inc.	1,352,670	0.9
131,000		Other Securities	3,992,970	2.5
			5,345,640	3.4
		Energy: 3.8%
46,000	@	Hornbeck Offshore Services, Inc.	1,783,880	1.1
401,400		Other Securities	4,191,977	2.7
			5,975,857	3.8
		Financials: 34.0%
60,000		Alterra Capital Holdings Ltd.	1,401,000	0.9
76,000		American Assets Trust, Inc.	1,843,000	1.2
64,000	@	Amerisafe, Inc.	1,660,800	1.1
55,400		Amtrust Financial Services, Inc.	1,645,934	1.0
82,000		BioMed Realty Trust, Inc.	1,531,760	1.0
63,000		Community Bank System, Inc.	1,708,560	1.1
160,000		CubeSmart	1,867,200	1.2
66,000		East-West Bancorp., Inc.	1,548,360	1.0
125,000	@	First Industrial Realty Trust, Inc.	1,577,500	1.0
140,000		FNB Corp.	1,521,800	1.0

Shares			Value	Percentage of Net Assets
31,000		IBERIABANK Corp.	$1,563,950	1.0
59,500		Independent Bank Corp.	1,737,995	1.1
37,500		Kilroy Realty Corp.	1,815,375	1.2
49,200		LaSalle Hotel Properties	1,433,688	0.9
110,000	@	National Financial Partners Corp.	1,474,000	0.9
141,000		Northwest Bancshares, Inc.	1,651,110	1.0
39,000		Prosperity Bancshares, Inc.	1,639,170	1.0
175,187		Sterling Bancorp.	1,748,366	1.1
136,233		Susquehanna Bancshares, Inc.	1,403,200	0.9
23,000	@	SVB Financial Group	1,350,560	0.9
126,000		Symetra Financial Corp.	1,590,120	1.0
43,000	@	Texas Capital Bancshares, Inc.	1,736,770	1.1
137,000		Umpqua Holdings Corp.	1,802,920	1.1
1,151,017		Other Securities	16,136,180	10.3
			53,389,318	34.0
		Health Care: 7.3%
53,000		Conmed Corp.	1,466,510	0.9
29,000	@	ICU Medical, Inc.	1,548,020	1.0
200,000		Stewart Enterprises, Inc.	1,428,000	0.9
29,500	@	WellCare Health Plans, Inc.	1,563,500	1.0
424,493		Other Securities	5,511,100	3.5
			11,517,130	7.3
		Industrials: 15.7%
38,000	@	Alaska Air Group, Inc.	1,364,200	0.9
74,000		Deluxe Corp.	1,845,560	1.2
125,000	@	Navigant Consulting, Inc.	1,580,000	1.0
38,500		Textainer Group Holdings Ltd.	1,420,650	0.9
50,000		United Stationers, Inc.	1,347,500	0.9

See Accompanying Notes to Financial Statements

ING COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
72,300	@	USG Corp.	$1,377,315	0.9
69,000		Werner Enterprises, Inc.	1,648,410	1.0
1,183,212		Other Securities	14,070,308	8.9
			24,653,943	15.7
		Information Technology: 13.6%
83,000	@	Ciena Corp.	1,358,710	0.9
49,000	@	Cirrus Logic, Inc.	1,464,120	0.9
200,000	@	Global Cash Access, Inc.	1,442,000	0.9
91,000	@	Mentor Graphics Corp.	1,365,000	0.9
45,115	@	NeuStar, Inc.	1,506,841	0.9
1,230,108		Other Securities	14,277,952	9.1
			21,414,623	13.6
		Materials: 4.5%
88,000	@	Metals USA Holdings Corp.	1,400,080	0.9
24,000		Schweitzer-Mauduit International, Inc.	1,635,360	1.0
274,310		Other Securities	4,043,730	2.6
			7,079,170	4.5
		Utilities: 5.5%
75,200		Avista Corp.	2,007,840	1.3
45,000		New Jersey Resources Corp.	1,962,450	1.3
34,500		South Jersey Industries, Inc.	1,758,465	1.1
57,500		UIL Holdings Corp.	2,061,950	1.3
18,200		Other Securities	794,430	0.5
			8,585,135	5.5
		Total Common Stock (Cost $134,318,637)	153,240,307	97.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Mutual Funds: 2.1%
3,264,230	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,264,230)	$3,264,230	2.1
	Total Short-Term Investments (Cost $3,264,230)	3,264,230	2.1
	Total Investments in Securities (Cost $137,582,867)	$156,504,537	99.6
	Assets in Excess of Other Liabilities	604,106	0.4
	Net Assets	$157,108,643	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

  Cost for federal income tax purposes is $139,805,344.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$27,706,254
Gross Unrealized Depreciation	(11,007,061)
Net Unrealized Appreciation	$16,699,193

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock*	$153,240,307	$—	$—	$153,240,307
Short-Term Investments	3,264,230	—	—	3,264,230
Total Investments, at fair value	$156,504,537	$—	$—	$156,504,537

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING DAVIS   SUMMARY PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	34.9%
Consumer Staples	15.4%
Consumer Discretionary	9.4%
Information Technology	8.9%
Energy	8.6%
Materials	7.4%
Industrials	5.2%
Health Care	4.6%
Telecommunication Services	0.4%
Assets in Excess of Other Liabilities*	5.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Consumer Discretionary: 9.4%
222,637	@	Bed Bath & Beyond, Inc.	$13,758,967	3.3
108,399	@	Carmax, Inc.	2,811,870	0.7
38,960	@	NetFlix, Inc.	2,667,591	0.6
212,780		Walt Disney Co.	10,319,830	2.5
791,985		Other Securities	9,405,748	2.3
			38,964,006	9.4
		Consumer Staples: 15.4%
78,350		Coca-Cola Co.	6,126,186	1.5
165,665		Costco Wholesale Corp.	15,738,175	3.8
557,227		CVS Caremark Corp.	26,039,218	6.3
47,100		Diageo PLC ADR	4,854,597	1.2
70,600		Heineken Holding NV	3,162,247	0.8
32,402		Philip Morris International, Inc.	2,827,399	0.7
149,640		Other Securities	4,767,620	1.1
			63,515,442	15.4
		Energy: 8.6%
359,760		Canadian Natural Resources Ltd.	9,659,556	2.4
81,650		Devon Energy Corp.	4,734,884	1.2
33,500		EOG Resources, Inc.	3,018,685	0.7
139,200		Occidental Petroleum Corp.	11,939,184	2.9
38,790		Schlumberger Ltd.	2,517,859	0.6
49,476		Transocean Ltd.	2,213,061	0.5
1,371,000		Other Securities	1,376,817	0.3
			35,460,046	8.6
		Financials: 34.9%
46,660		ACE Ltd.	3,458,906	0.8
18,995	@	Alleghany Corp.	6,453,551	1.6

Shares			Value	Percentage of Net Assets
431,620		American Express Co.	$25,124,600	6.1
934,390		Bank of New York Mellon Corp.	20,509,861	5.0
115	@	Berkshire Hathaway, Inc. - Class A	14,368,675	3.5
77,148		Brookfield Asset Management, Inc. - Class A	2,553,599	0.6
181,180		Charles Schwab Corp.	2,342,657	0.6
19,595		Everest Re Group Ltd.	2,027,887	0.5
2,340		Fairfax Financial Holdings Ltd.	926,577	0.2
6,480		Fairfax Financial Holdings Ltd.	2,538,216	0.6
650,800		Hang Lung Group Ltd.	4,024,006	1.0
75,550		JPMorgan Chase & Co.	2,699,402	0.7
152,410	@	Julius Baer Group Ltd.	5,525,882	1.3
306,299		Loews Corp.	12,530,692	3.0
533,380		Progressive Corp.	11,110,305	2.7
663,367		Wells Fargo & Co.	22,182,992	5.4
109,214		Other Securities	5,541,969	1.3
			143,919,777	34.9
		Health Care: 4.6%
220,420	@	Express Scripts Holding Co.	12,306,049	3.0
20,100		Roche Holding AG - Genusschein	3,471,933	0.8
75,543		Other Securities	3,361,226	0.8
			19,139,208	4.6
		Industrials: 5.2%
1,618,396		China Merchants Holdings International Co., Ltd.	4,951,080	1.2

See Accompanying Notes to Financial Statements

ING DAVIS   SUMMARY PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
191,550		Iron Mountain, Inc.	$6,313,488	1.6
39,357		Kuehne & Nagel International AG	4,169,606	1.0
65,670		Paccar, Inc.	2,573,607	0.6
985,600		Other Securities	3,423,591	0.8
			21,431,372	5.2
		Information Technology: 8.9%
208,652		Activision Blizzard, Inc.	2,501,738	0.6
24,319	@	Google, Inc. - Class A	14,106,722	3.4
148,070		Microsoft Corp.	4,529,461	1.1
120,500		Oracle Corp.	3,578,850	0.9
215,710		Texas Instruments, Inc.	6,188,720	1.5
18,500		Visa, Inc.	2,287,155	0.6
144,700		Other Securities	3,309,511	0.8
			36,502,157	8.9
		Materials: 7.4%
67,790		Air Products & Chemicals, Inc.	5,472,687	1.3
70,200		BHP Billiton PLC	1,995,249	0.5
39,680		Ecolab, Inc.	2,719,270	0.7
117,330		Monsanto Co.	9,712,577	2.4
75,455		Potash Corp. of Saskatchewan	3,296,629	0.8
28,400		Praxair, Inc.	3,087,932	0.7
45,132		Rio Tinto PLC	2,144,832	0.5
8,100	#,@,X	Sino-Forest Corp.	—	—
387,134		Other Securities	2,114,633	0.5
			30,543,809	7.4
		Telecommunication Services: 0.4%
60,580		Other Securities	1,578,715	0.4
		Total Common Stock (Cost $345,147,318)	391,054,532	94.8
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		Materials: 0.0%
649,000	#,±	Sino-Forest Corp., 5.000%, 08/01/13	$155,760	0.0
		Total Corporate Bonds/Notes (Cost $649,000)	155,760	0.0
		Total Long-Term Investments (Cost $345,796,318)	391,210,292	94.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Commercial Paper: 4.3%
6,023,000	Bank Tokyo, 0.160%, 07/06/12	$6,022,839	1.5
11,728,000	Societe Generale, 0.200%, 07/02/12	11,727,870	2.8
		17,750,709	4.3
	Total Short-Term Investments (Cost $17,750,709)	17,750,709	4.3
	Total Investments in Securities (Cost $363,547,027)	$408,961,001	99.1
	Assets in Excess of Other Liabilities	3,576,289	0.9
	Net Assets	$412,537,290	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  Non-income producing security

ADR  American Depositary Receipt

±  Defaulted security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

  Cost for federal income tax purposes is $366,464,864.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$71,314,647
Gross Unrealized Depreciation	(28,818,510)
Net Unrealized Appreciation	$42,496,137

See Accompanying Notes to Financial Statements

ING DAVIS   SUMMARY PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$36,791,397	$2,172,609	$—	$38,964,006
Consumer Staples	59,588,722	3,926,720	—	63,515,442
Energy	34,425,524	1,034,522	—	35,460,046
Financials	134,369,889	9,549,888	—	143,919,777
Health Care	15,667,275	3,471,933	—	19,139,208
Industrials	11,869,560	9,561,812	—	21,431,372
Information Technology	36,502,157	—	—	36,502,157
Materials	26,403,728	4,140,081	—	30,543,809
Telecommunication Services	1,578,715	—	—	1,578,715
Total Common Stock	357,196,967	33,857,565	—	391,054,532
Corporate Bonds/Notes	—	155,760	—	155,760
Short-Term Investments	—	17,750,709	—	17,750,709
Total Investments, at fair value	$357,196,967	$51,764,034	$—	$408,961,001

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Geographic Diversification
as of June 30, 2012
(as a percentage of net assets)

United States	41.3%
Russia	14.3%
Brazil	7.1%
Germany	4.5%
Mexico	3.0%
South Africa	2.3%
United Kingdom	1.7%
South Korea	1.5%
Canada	0.6%
Countries between 0.0% - 1.0%^	12.5%
Assets in Excess of Other Liabilities*	11.2%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 29 countries, which each represents 0.0% - 1.0% of net assets.

Portfolio holdings are subject to change daily.

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.9%
			Australia: 0.2%
	690,000	#,L	FMG Resources August 2006 Pty Ltd., 6.000%-7.000%, 11/01/15- 04/01/17	$699,637	0.2
			Bermuda: 0.1%
	400,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	410,531	0.1
			Brazil: 1.6%
BRL	3,800,000	#	Banco Votorantim SA, 6.250%, 05/16/16	2,112,940	0.5
	338,000	#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	353,210	0.1
	979,660	#,L	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	1,004,152	0.2
	2,994,000		Other Securities (a)	3,166,605	0.8
				6,636,907	1.6
			British Virgin Islands: 0.3%
	665,000	#	Sinopec Group Overseas Development 2012 Ltd., 2.750%, 05/17/17	678,203	0.2
	659,000		Other Securities	666,829	0.1
				1,345,032	0.3

Principal Amount†			Value	Percentage of Net Assets
		Canada: 0.0%
82,867	#,&	Ainsworth Lumber Co., Ltd., 11.000%, 07/29/15	$72,509	0.0
		Cayman Islands: 1.0%
900,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 11/07/49	913,500	0.2
1,087,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	1,190,265	0.3
175,000	#,L	Odebrecht Finance Ltd., 7.500%, 09/29/49	180,740	0.1
470,000	#,L	Sable International Finance Ltd., 8.750%, 02/01/20	505,250	0.1
1,140,000		Other Securities (a)	1,242,300	0.3
			4,032,055	1.0
		Chile: 0.4%
900,000		Empresa Nacional del Petroleo, 4.750%-5.250%, 08/10/20- 12/06/21	960,336	0.2
700,000		Other Securities	740,339	0.2
			1,700,675	0.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			China: 0.1%
	300,000	#	Mega Advance Investments Ltd., 6.375%, 05/12/41	$360,539	0.1
			Colombia: 0.1%
	492,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	521,520	0.1
			Ireland: 0.1%
	400,000		Other Securities	383,500	0.1
			Italy: 0.1%
	544,000		Other Securities	546,720	0.1
			Kazakhstan: 0.5%
	1,558,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	1,776,120	0.4
	300,000		KazMunayGas National Co., 7.000%, 05/05/20	342,000	0.1
				2,118,120	0.5
			Luxembourg: 0.3%
	1,400,000	#	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	1,414,043	0.3
			Mexico: 2.9%
	232,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	245,920	0.0
MXN	92,300,000	#	Petroleos Mexicanos, 7.650%, 11/24/21	7,425,681	1.8
	1,216,000		Petroleos Mexicanos, 5.500%, 01/21/21	1,380,160	0.3
	288,000	#	Petroleos Mexicanos, 4.875%, 01/24/22	311,760	0.1

Principal Amount†			Value	Percentage of Net Assets
393,000	#	Petroleos Mexicanos, 6.500%, 06/02/41	$460,793	0.1
422,000	#,L	Petroleos Mexicanos, 5.500%, 06/27/44	432,550	0.1
10,827,973		Other Securities	1,962,278	0.5
			12,219,142	2.9
		Netherlands: 0.6%
200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	206,000	0.1
450,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	471,375	0.1
220,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	235,950	0.1
495,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	507,375	0.1
840,000		Other Securities	893,439	0.2
			2,314,139	0.6
		New Zealand: 0.2%
845,000	#	Reynolds Group Issuer, Inc., 8.500%-9.000%, 05/15/18- 04/15/19	838,713	0.2
		Philippines: 0.1%
660,000	#,+	Tiers Trust, 0.000% (step rate 8.600%), 06/15/97	481,307	0.1
		Qatar: 0.1%
430,000	#	Nakilat, Inc., 6.067%, 12/31/33	482,675	0.1
		Russia: 0.5%
300,000	#	Gaz Capital for Gazprom, 8.125%, 07/31/14	329,875	0.1
890,000	#	Gaz Capital for Gazprom, 9.250%, 04/23/19	1,114,538	0.3
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	430,808	0.1
			1,875,221	0.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			South Africa: 0.0%
ZAR	1,000,000		Other Securities	$137,443	0.0
			South Korea: 0.9%
	328,000	#	Korea Gas Corp., 6.250%, 01/20/42	395,164	0.1
KRW	1,046,000,000		Korea Monetary Stabilization Bond, 3.280%, 10/02/12	913,346	0.2
KRW	2,784,000,000		Korea Monetary Stabilization Bond, 3.810%, 08/02/12	2,431,788	0.6
				3,740,298	0.9
			United Arab Emirates: 0.3%
	765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	850,106	0.2
	490,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	548,212	0.1
				1,398,318	0.3
			United Kingdom: 0.9%
	520,000	#	Barclays Bank PLC, 6.050%, 12/04/17	528,079	0.1
	200,000	#	Ineos Finance PLC, 8.375%, 02/15/19	207,500	0.1
	463,000	#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	457,033	0.1
	2,127,845		Other Securities	2,472,369	0.6
				3,664,981	0.9
			United States: 16.9%
	705,000	#	AES Corp./The, 7.375%, 07/01/21	787,838	0.2
	2,203,000		AT&T, Inc., 2.500%, 08/15/15	2,295,409	0.5
	1,523,000		Bank of America Corp., 5.625%-5.700%, 07/01/20- 01/24/22	1,653,492	0.4
	530,000	#	Calpine Corp., 7.875%, 07/31/20	586,975	0.1

Principal Amount†			Value	Percentage of Net Assets
180,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	$162,900	0.0
310,967	#	CIT Group, Inc., 7.000%, 05/02/17	311,939	0.1
825,000		Citigroup, Inc., 6.010%, 01/15/15	887,025	0.2
2,017,000		Comcast Corp., 5.700%, 05/15/18	2,382,950	0.6
350,000	#	Fidelity National Information Services, Inc., 5.000%, 03/15/22	357,875	0.1
2,079,000		General Electric Capital Corp., 2.250%, 11/09/15	2,123,227	0.5
1,450,000		HCA, Inc., 6.375%-7.250%, 01/15/15- 09/15/20	1,575,625	0.4
670,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	792,483	0.2
1,263,000	#	Hyundai Capital America, 4.000%, 06/08/17	1,308,781	0.3
335,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	326,625	0.1
1,087,000		JPMorgan Chase Bank NA, 5.875%, 06/13/16	1,193,528	0.3
1,760,000		Kellogg Co., 4.000%, 12/15/20	1,942,202	0.5
86	#	Kern River Funding Corp., 4.893%, 04/30/18	94	0.0
575,000	#	Lamar Media Corp., 5.875%, 02/01/22	592,250	0.1
681,000		Morgan Stanley, 4.100%, 01/26/15	677,653	0.1
380,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	427,975	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
1,422,000		Oracle Corp., 5.375%, 07/15/40	$1,751,641	0.4
1,075,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	1,370,581	0.3
1,272,000		Protective Life Corp., 8.450%, 10/15/39	1,537,370	0.4
500,000	#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	501,270	0.1
255,000	#	Sealed Air Corp., 8.375%, 09/15/21	289,425	0.1
1,500,000		Symantec Corp., 4.200%, 09/15/20	1,538,116	0.4
2,858,000		Time Warner Cable, Inc., 5.875%, 11/15/40	3,214,478	0.8
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	508,788	0.1
740,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	799,200	0.2
43,532,360		Other Securities (a),(b)	39,271,549	9.3
			71,169,264	16.9
		Venezuela: 0.7%
3,881,400		Petroleos de Venezuela SA, 9.000%, 11/17/21	2,841,185	0.7
292,800		Petroleos de Venezuela SA, 9.750%, 05/17/35	202,172	0.0
			3,043,357	0.7
		Total Corporate Bonds/Notes (Cost $116,885,307)	121,606,646	28.9

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.8%
		United States: 9.8%
970,000		Banc of America Commercial Mortgage, Inc., 5.661%, 06/10/49	$958,431	0.2
2,291,062		Banc of America Funding Corp., 5.500%, 02/25/35	2,296,351	0.6
440,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.193%, 09/10/47	420,022	0.1
501,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.321%, 07/10/43	485,515	0.1
350,000	#	Bear Stearns Commercial Mortgage Securities, 5.713%, 04/12/38	326,204	0.1
440,000		Credit Suisse First Boston Mortgage Securities Corp., 5.100%, 08/15/38	412,818	0.1
1,621,369		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	1,620,852	0.4
300,000		Credit Suisse Mortgage Capital Certificates, 5.869%, 06/15/39	322,359	0.1
1,256,959	#	Credit Suisse Mortgage Capital Certificates, 5.113%, 07/27/37	1,275,377	0.3
1,611,487		CW Capital Cobalt Ltd., 5.927%, 05/15/46	1,614,389	0.4
212,118	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.745%, 01/27/37	103,784	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
	465,257	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	$466,506	0.1
	1,140,000	#	GS Mortgage Securities Corp. II, 5.309%, 01/10/40	1,142,665	0.3
	970,000	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	968,345	0.2
	840,000	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	842,710	0.2
	16,703,362	^	JPMorgan Chase Commerical Mortgage Securities Corp., 1.615%-5.994%, 01/12/43- 06/15/49	3,918,561	0.9
	390,000	#	LB-UBS Commercial Mortgage Trust, 5.032%, 10/15/36	372,241	0.1
	250,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	249,892	0.0
	2,268,000		LB-UBS Commercial Mortgage Trust, 4.943%-6.087%, 10/15/36- 06/15/38	1,925,104	0.5
GBP	1,688,000		MBNA Credit Card Master Note Trust, 6.100%, 05/17/13	2,689,919	0.6
	1,216,078		Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	1,227,902	0.3
	798,292		Merrill Lynch/ Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	819,074	0.2

Principal Amount†			Value	Percentage of Net Assets
1,690,000		Morgan Stanley Capital I, 5.532%, 06/15/38	$1,675,509	0.4
1,280,000	#	Morgan Stanley Capital I, 5.623%, 01/13/41	1,271,241	0.3
530,000	#	Morgan Stanley Reremic Trust, 5.853%, 12/17/43	540,589	0.1
1,288,000		Morgan Stanley Capital I, 5.300%-5.302%, 06/15/40- 01/14/42	1,252,763	0.3
1,700,000	#	PNC Mortgage Acceptance Corp., 6.220%, 10/12/33	1,556,748	0.4
650,000	#	RBSCF Trust, 5.305%, 01/16/49	658,808	0.2
1,073,644		Wachovia Bank Commercial Mortgage Trust, 6.052%, 02/15/51	1,072,490	0.2
679,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	675,320	0.2
587,793		Wells Fargo Mortgage Backed Securities Trust, 5.500%, 09/25/37	586,755	0.1
1,735,703		Wells Fargo Mortgage- Backed Securities Trust, 5.346%, 08/25/35	1,722,960	0.4
751,242		Wells Fargo Mortgage- Backed Securities Trust, 2.610%-2.652%, 02/25/34- 02/25/35	703,182	0.2
5,156,548		Other Securities	4,979,479	1.2
		Total Collateralized Mortgage Obligations (Cost $41,597,829)	41,154,865	9.8

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
STRUCTURED PRODUCTS: 0.5%
			Brazil: 0.4%
	1,962,500	#	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Notes, 9.264%, 09/17/13	$1,698,151	0.4
			Mexico: 0.1%
MXN	3,258,596		Other Securities	234,507	0.1
			Russia: 0.0%
RUB	40,594,117		Other Securities (b)	147,200	0.0
			Total Structured Products (Cost $3,823,518)	2,079,858	0.5
U.S. TREASURY OBLIGATIONS: 0.8%
			U.S. Treasury Bonds: 0.3%
	1,080,000		3.125%, due 02/15/42	1,162,350	0.3
	163,000		Other Securities	164,503	0.0
				1,326,853	0.3
			U.S. Treasury Notes: 0.5%
	1,000,000		1.125%, due 05/31/19	1,002,344	0.3
	1,000,000		Other Securities	996,016	0.2
				1,998,360	0.5
			Total U.S. Treasury Obligations (Cost $3,351,658)	3,325,213	0.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.7%
			Federal Home Loan Mortgage Corporation: 5.3%##
	3,285,000		1.125%, due 07/27/12	3,287,318	0.8
	1,698,000		1.750%, due 05/30/19	1,740,705	0.4
	5,880,000		2.375%, due 01/13/22	6,052,384	1.5
	1,986,876		4.500%, due 01/01/42	2,129,073	0.5
	1,500,000		5.000%, due 02/16/17	1,783,449	0.4
	9,332,233	^	5.808%, due 07/15/40	1,769,783	0.4
	6,316,569	^	0.692%-23.864%, due 05/15/17- 08/15/35	5,626,091	1.3
				22,388,803	5.3

Principal Amount†				Value	Percentage of Net Assets
			Federal National Mortgage Association: 7.0%##
	8,744,714		0.865%, due 12/25/36	$8,811,887	2.1
	3,030,000		1.125%, due 07/30/12	3,032,441	0.7
	1,581,238		5.000%, due 07/25/40	1,699,346	0.4
	2,000,000		5.375%, due 06/12/17	2,426,944	0.6
	7,923,744	^	6.205%, due 02/25/42	1,701,462	0.4
	1,558,952		32.224%, due 11/25/36	2,783,404	0.7
	22,147,749	^,W	0.645%-27.081%, due 09/01/14- 06/01/41	8,359,384	2.0
	2,126,649		Other Securities (c)	370,425	0.1
				29,185,293	7.0
			Government National Mortgage Association: 1.4%
	11,564,211	^	5.606%, due 06/20/40	1,791,226	0.4
	1,534,593		21.258%, due 03/20/37	2,312,340	0.6
	5,513,782	^	4.000%-8.000%, due 01/16/30- 04/20/38	1,783,808	0.4
				5,887,374	1.4
			Total U.S. Government Agency Obligations (Cost $53,936,542)	57,461,470	13.7
FOREIGN GOVERNMENT BONDS: 35.0%
			Argentina: 0.2%
	2,257,333		Other Securities	997,388	0.2
			Brazil: 5.1%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	919,918	0.2
BRL	20,886,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	10,458,671	2.5
BRL	13,339,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	6,597,216	1.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Brazil (continued)
	1,423,000		Brazilian Government International Bond, 4.875%, 01/22/21	$1,652,815	0.4
	1,420,000		Federal Republic of Brazil, 5.625%, 01/07/41	1,748,730	0.4
				21,377,350	5.1
			Canada: 0.6%
CAD	2,000,000		Canadian Government Bond, 1.500%-5.750%, 03/01/17- 06/01/33	2,535,321	0.6
			Colombia: 0.5%
	1,367,000		Colombia Government International Bond, 6.125%, 01/18/41	1,783,935	0.4
	100,000		Colombia Government International Bond, 7.375%, 09/18/37	148,450	0.1
				1,932,385	0.5
			Dominican Republic: 0.7%
DOP	111,000,000	#	Dominican Republic International Bond, 16.950%, 02/04/22	2,949,013	0.7
			Germany: 4.5%
EUR	11,650,000		Bundesobligation, 0.500%, 04/07/17	14,650,074	3.5
EUR	3,100,000		Bundesschatzan- weisungen, 0.250%, 03/14/14	3,932,508	0.9
EUR	300,000		Other Securities	392,975	0.1
				18,975,557	4.5
			Hungary: 0.4%
	1,718,000		Hungary Government International Bond, 6.375%, 03/29/21	1,681,922	0.4

Principal Amount†				Value	Percentage of Net Assets
			Indonesia: 0.6%
	600,000		Indonesia Government International Bond, 6.875%, 01/17/18	$711,750	0.2
	1,840,000	#	Indonesia Government International Bond, 3.750%, 04/25/22	1,844,600	0.4
				2,556,350	0.6
			Lithuania: 0.4%
	400,000		Lithuania Government International Bond, 6.625%, 02/01/22	459,500	0.1
	747,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	791,820	0.2
	500,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	574,375	0.1
				1,825,695	0.4
			New Zealand: 0.3%
NZD	1,275,000		Other Securities	1,116,286	0.3
			Norway: 0.0%
NOK	415,000		Other Securities	76,935	0.0
			Panama: 0.5%
	1,548,000		Panama Government International Bond, 5.200%-6.700%, 01/30/20- 01/26/36	2,013,955	0.5
			Peru: 0.4%
	1,514,000		Peruvian Government International Bond, 5.625%-7.350%, 07/21/25- 11/18/50	1,901,045	0.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Philippines: 0.7%
	2,522,000		Philippine Government International Bond, 4.000%-10.625%, 01/15/21- 01/13/37	$2,901,399	0.7
			Poland: 0.3%
	983,000		Other Securities	1,077,859	0.3
			Russia: 13.8%
	1,849,756	#	Russia Government Bond, 7.500%, 03/31/30	2,225,423	0.5
RUB	726,000,000		Russian Federal Bond - OFZ, 7.500%, 03/15/18	21,934,957	5.2
RUB	428,000,000		Russian Federal Bond - OFZ, 7.500%, 02/27/19	12,825,628	3.1
RUB	681,000,000		Russian Federal Bond - OFZ, 7.600%, 04/14/21	20,312,509	4.8
	481,558		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	579,358	0.1
	200,000	#	Russian Foreign Bond - Eurobond, 3.250%, 04/04/17	201,748	0.1
				58,079,623	13.8
			South Africa: 2.3%
	1,899,000		South Africa Government Bond, 5.500%, 03/09/20	2,198,092	0.5
ZAR	56,800,000		South Africa Government Bond, 6.250%, 03/31/36	5,323,600	1.3
ZAR	16,280,000		South Africa Government Bond, 6.750%-8.000%, 12/21/18- 03/31/21	2,030,462	0.5
				9,552,154	2.3

Principal Amount†				Value	Percentage of Net Assets
			South Korea: 0.6%
KRW	2,458,000,000		Korea Treasury Bond, 5.000%, 06/10/20	$2,359,907	0.6
			Turkey: 0.8%
	2,213,000		Turkey Government International Bond, 7.500%, 11/07/19	2,688,795	0.6
	713,000		Turkey Government International Bond, 5.125%-6.250%, 03/25/22- 09/26/22	771,660	0.2
				3,460,455	0.8
			Ukraine: 0.8%
	1,459,000		Ukraine Government International Bond, 7.650%, 06/11/13	1,437,115	0.3
	946,000	#	Ukraine Government International Bond, 6.250%, 06/17/16	851,400	0.2
	821,000	#	Ukraine Government International Bond, 7.650%, 06/11/13	808,685	0.2
	497,000		Other Securities	447,300	0.1
				3,544,500	0.8
			United Kingdom: 0.8%
GBP	1,600,000		United Kingdom Gilt, 4.500%, 12/07/42	3,230,208	0.8
			Uruguay: 0.7%
	2,120,307	&	Uruguay Government International Bond, 6.875%-8.000%, 11/18/22- 03/21/36	2,953,283	0.7
			Total Foreign Government Bonds (Cost $146,996,653)	147,098,590	35.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.1%
		United States: 0.1%
43,083		Other Securities (a)	$560,079	0.1
		Total Common Stock (Cost $1,236,380)	560,079	0.1
WARRANTS: —%
		Consumer Discretionary: —%
2,406		Other Securities	—	—
		Total Warrants (Cost $—)	—	—
Notional Amount			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.3%
		Credit Default Swaptions: 0.1%
17,680,000	@	Call on OTC Swaption, CDX.NA.HY.18, Portfolio Receives, Strike @ 94.000, Exp. 09/19/12 Counterparty: Morgan Stanley	$365,124	0.1
		Interest Rate Swaptions: 0.0%
23,400,000	@	Call OTC Swaption, 3-month USD-LIBOR-BBA, Fund Receives, Strike @ 2.400%, Exp. 07/11/22 Counterparty: Citigroup, Inc.	6	0.0
		Options On Currencies: 0.2%
21,400,000	@	CAD Put vs. USD Call Currency Option, Strike @ 1.100, Exp. 08/16/12 Counterparty: Barclays Bank PLC	12,852	0.0
10,600,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.200, Exp. 07/05/12 Counterparty: Barclays Bank PLC	60	0.0

Notional Amount			Value	Percentage of Net Assets
10,400,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.200, Exp. 08/23/12 Counterparty: Deutsche Bank AG	$29,222	0.0
21,800,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.275, Exp. 01/04/13 Counterparty: Barclays Bank PLC	747,837	0.2
31,800,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.180, Exp. 09/17/12 Counterparty: Barclays Bank PLC	106,000	0.0
22,000,000	@	JPY Put vs. USD Call Currency Option, Strike @ 82.000, Exp. 09/10/12 Counterparty: Morgan Stanley	141,459	0.0
12,700,000	@	SEK Put vs. USD Call Currency Option, Strike @ 7.700, Exp. 08/31/12 Counterparty: Barclays Bank PLC	17,189	0.0
8,400,000	@	USD Put vs. ZAR Call Currency Option, Strike @ 8.020, Exp. 07/19/12 Counterparty: Deutsche Bank AG	46,565	0.0
			1,101,184	0.2
		Total Purchased Options (Cost $2,748,531)	1,466,314	0.3
		Total Long-Term Investments (Cost $370,576,418)	374,753,035	89.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
	Securities Lending Collateralcc(1): 1.5%
1,522,092	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,522,116, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,552,534, due 05/01/32- 06/01/42)	$1,522,092	0.4
1,522,092	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,522,117, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,552,534, due 07/01/42- 02/20/61)	1,522,092	0.4

Principal Amount†		Value	Percentage of Net Assets
1,522,092	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,522,115, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,552,534, due 04/01/24- 06/01/42)	$1,522,092	0.3
1,522,092	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,522,123, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,552,534, due 10/01/14- 02/25/44)	1,522,092	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
320,438	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $320,443, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $326,847, due 07/01/21- 04/01/42)	$320,438	0.1
		6,408,806	1.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
10,722,001	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,722,001)	$10,722,001	2.6
	Total Short-Term Investments (Cost $17,130,807)	17,130,807	4.1
	Total Investments in Securities (Cost $387,707,225)	$391,883,842	93.2
	Assets in Excess of Other Liabilities	28,446,257	6.8
	Net Assets	$420,330,099	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

&  Payment-in-kind

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

L  Loaned security, a portion or all of the security is on loan at June 30, 2012.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

(b)  The grouping contains securities in default.

(c)  The grouping contains Interest only securities.

BRL  Brazilian Real

CAD  Canadian Dollar

DOP  Dominican Peso

EUR  EU Euro

GBP  British Pound

KRW  South Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

RUB  Russian Ruble

ZAR  South African Rand

  Cost for federal income tax purposes is $387,824,953.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,497,365
Gross Unrealized Depreciation	(9,438,476)
Net Unrealized Appreciation	$4,058,889
Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	9.8%
Consumer Discretionary	4.0
Consumer Staples	1.9
Credit Default Swaptions	0.1
Energy	6.0
Federal Home Loan Mortgage Corporation	5.3
Federal National Mortgage Association	7.0
Financials	6.6
Foreign Government Bonds	35.8
Government National Mortgage Association	1.4
Health Care	1.5
Industrials	1.2
Information Technology	1.6
Interest Rate Swaptions	0.0
Materials	1.4
Options On Currencies	0.2
Structured Products	0.5
Telecommunication Services	1.8
U.S. Treasury Bonds	0.6
U.S. Treasury Notes	0.2
Utilities	2.2
Short-Term Investments	4.1
Assets in Excess of Other Liabilities	6.8
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
United States	$—	$—	$560,079	$560,079
Total Common Stock	—	—	560,079	560,079
Warrants	—	—	—	—
Purchased Options	—	1,466,314	—	1,466,314
Corporate Bonds/Notes	—	121,508,997	97,649	121,606,646
Collateralized Mortgage Obligations	—	41,154,865	—	41,154,865
Structured Products	—	—	2,079,858	2,079,858
Short-Term Investments	10,722,001	6,408,806	—	17,130,807
Foreign Government Bonds	—	147,098,590	—	147,098,590
U.S. Treasury Obligations	—	3,325,213	—	3,325,213
U.S. Government Agency Obligations	—	57,461,470	—	57,461,470
Total Investments, at fair value	$10,722,001	$378,424,255	$2,737,586	$391,883,842
Other Financial Instruments+
Swaps	—	298,547	—	298,547
Futures	1,364,839	—	—	1,364,839
Forward Foreign Currency Contracts	—	10,480,816	—	10,480,816
Total Assets	$12,086,840	$389,203,618	$2,737,586	$404,028,044
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(9,193,080)	$—	$(9,193,080)
Futures	(1,367,470)	—	—	(1,367,470)
Written Options	—	(967,219)	—	(967,219)
Forward Foreign Currency Contracts	—	(13,337,825)	—	(13,337,825)
Total Liabilities	$(1,367,470)	$(23,498,124)	$—	$(24,865,594)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Hungarian Forint	986,325,255	Buy	07/13/12	$4,357,565	$4,359,823	$2,258
Barclays Bank PLC	Hungarian Forint	1,322,490,088	Buy	07/13/12	5,840,412	5,845,762	5,350
Barclays Bank PLC	Hungarian Forint	981,187,084	Buy	07/13/12	4,334,482	4,337,111	2,629
Barclays Bank PLC	British Pound	605,190	Buy	07/13/12	952,000	947,790	(4,210)
Barclays Bank PLC	Swedish Krona	3,723,330	Buy	07/13/12	522,000	537,986	15,986
Barclays Bank PLC	Norwegian Krone	25,695,390	Buy	07/13/12	4,218,000	4,317,462	99,462
Barclays Bank PLC	British Pound	3,153,705	Buy	07/13/12	4,855,000	4,939,029	84,029
Barclays Bank PLC	South African Rand	50,642,446	Buy	08/24/12	6,132,289	6,142,209	9,920
Barclays Bank PLC	South African Rand	22,328,245	Buy	08/24/12	2,705,396	2,708,099	2,703
Barclays Bank PLC	Canadian Dollar	273,125	Buy	08/24/12	265,839	267,928	2,089
Barclays Bank PLC	EU Euro	29,955	Buy	08/24/12	37,634	37,929	295
Barclays Bank PLC	British Pound	1,250,191	Buy	07/13/12	2,009,000	1,957,929	(51,071)
Barclays Bank PLC	British Pound	769,792	Buy	07/13/12	1,243,000	1,205,575	(37,425)
Barclays Bank PLC	Swedish Krona	5,092,602	Buy	07/13/12	741,000	735,832	(5,168)
Barclays Bank PLC	Canadian Dollar	2,243,605	Buy	08/24/12	2,177,000	2,200,911	23,911
Barclays Bank PLC	Russian Ruble	112,053,825	Buy	08/24/12	3,393,000	3,424,278	31,278
Barclays Bank PLC	Polish Zloty	15,947,959	Buy	08/24/12	4,567,000	4,753,495	186,495
Barclays Bank PLC	Norwegian Krone	9,936,421	Buy	07/13/12	1,727,000	1,669,565	(57,435)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Swedish Krona	11,859,035	Buy	07/13/12	$1,746,997	$1,713,517	$(33,480)
Barclays Bank PLC	Canadian Dollar	1,775,384	Buy	08/24/12	1,723,000	1,741,600	18,600
Barclays Bank PLC	Canadian Dollar	1,528,051	Buy	08/24/12	1,511,255	1,498,974	(12,281)
Barclays Bank PLC	Canadian Dollar	12,427	Buy	08/24/12	12,358	12,191	(167)
Barclays Bank PLC	Polish Zloty	26,395,694	Buy	08/24/12	7,774,885	7,867,578	92,693
Barclays Bank PLC	Argentine Peso	19,599,300	Buy	09/24/12	4,148,000	3,932,882	(215,118)
Citigroup, Inc.	South African Rand	42,813,839	Buy	08/24/12	5,175,077	5,192,711	17,634
Citigroup, Inc.	South African Rand	47,461,842	Buy	08/24/12	5,721,318	5,756,447	35,129
Citigroup, Inc.	South African Rand	20,721,192	Buy	08/24/12	2,430,868	2,513,186	82,318
Citigroup, Inc.	South African Rand	41,458,932	Buy	08/24/12	4,868,227	5,028,379	160,152
Citigroup, Inc.	South African Rand	29,613,523	Buy	08/24/12	3,479,091	3,591,700	112,609
Citigroup, Inc.	Hungarian Forint	2,616,389,300	Buy	07/13/12	11,509,400	11,565,145	55,745
Citigroup, Inc.	British Pound	10,243,620	Buy	07/13/12	16,210,242	16,042,571	(167,671)
Citigroup, Inc.	Norwegian Krone	28,996,798	Buy	07/13/12	4,978,277	4,872,180	(106,097)
Credit Suisse First Boston	Swedish Krona	18,115,230	Buy	07/13/12	2,565,000	2,617,478	52,478
Credit Suisse First Boston	Norwegian Krone	25,017,659	Buy	07/13/12	4,189,000	4,203,586	14,586
Credit Suisse First Boston	Norwegian Krone	8,435,937	Buy	07/13/12	1,396,000	1,417,446	21,446
Credit Suisse First Boston	Swiss Franc	1,010,746	Buy	07/13/12	1,050,000	1,065,222	15,222
Credit Suisse First Boston	Swedish Krona	30,654,452	Buy	07/13/12	4,216,000	4,429,276	213,276
Credit Suisse First Boston	British Pound	4,923,511	Buy	07/13/12	7,592,000	7,710,729	118,729
Credit Suisse First Boston	Norwegian Krone	19,253,731	Buy	07/13/12	3,146,000	3,235,103	89,103
Credit Suisse First Boston	Norwegian Krone	11,757,181	Buy	07/13/12	1,962,000	1,975,497	13,497
Credit Suisse First Boston	Norwegian Krone	6,184,332	Buy	07/13/12	1,034,000	1,039,121	5,121
Credit Suisse First Boston	Swedish Krona	15,217,153	Buy	07/13/12	2,161,000	2,198,734	37,734
Credit Suisse First Boston	Swiss Franc	2,470,430	Buy	07/13/12	2,666,000	2,603,578	(62,422)
Credit Suisse First Boston	Swiss Franc	1,297,412	Buy	07/13/12	1,402,000	1,367,339	(34,661)
Credit Suisse First Boston	Swedish Krona	11,828,797	Buy	07/13/12	1,722,000	1,709,149	(12,851)
Credit Suisse First Boston	Swedish Krona	7,428,239	Buy	07/13/12	1,099,000	1,073,310	(25,690)
Credit Suisse First Boston	Norwegian Krone	12,704,895	Buy	07/13/12	2,216,000	2,134,737	(81,263)
Credit Suisse First Boston	Norwegian Krone	8,525,502	Buy	07/13/12	1,479,000	1,432,495	(46,505)
Credit Suisse First Boston	Singapore Dollar	9,096,579	Buy	07/13/12	7,271,452	7,181,013	(90,439)
Credit Suisse First Boston	Mexican Peso	123,089,286	Buy	08/24/12	8,903,644	9,176,226	272,582
Credit Suisse First Boston	South African Rand	36,910,091	Buy	08/24/12	4,409,808	4,476,670	66,862
Credit Suisse First Boston	Czech Koruna	37,765,488	Buy	08/24/12	1,906,773	1,872,418	(34,355)
Credit Suisse First Boston	Japanese Yen	4,278,489,261	Buy	08/24/12	53,683,705	53,566,973	(116,732)
Deutsche Bank AG	Swiss Franc	1,080,763	Buy	07/13/12	1,192,000	1,139,012	(52,988)
Deutsche Bank AG	Swiss Franc	400,227	Buy	07/13/12	414,000	421,798	7,798
Deutsche Bank AG	Swedish Krona	29,428,291	Buy	07/13/12	4,198,000	4,252,108	54,108
Deutsche Bank AG	South Korean Won	2,274,657,900	Buy	07/13/12	1,941,000	1,984,157	43,157
Deutsche Bank AG	Norwegian Krone	5,848,975	Buy	07/13/12	962,000	982,773	20,773
Deutsche Bank AG	South Korean Won	2,707,837,600	Buy	07/13/12	2,294,000	2,362,014	68,014
Deutsche Bank AG	Norwegian Krone	25,817,363	Buy	07/13/12	4,216,000	4,337,956	121,956
Deutsche Bank AG	Swedish Krona	30,542,867	Buy	07/13/12	4,216,000	4,413,154	197,154
Deutsche Bank AG	Australian Dollar	4,377,346	Buy	07/13/12	4,250,000	4,474,525	224,525
Deutsche Bank AG	Swiss Franc	542,594	Buy	07/13/12	559,000	571,839	12,839
Deutsche Bank AG	South Korean Won	2,353,473,300	Buy	07/13/12	2,011,000	2,052,907	41,907
Deutsche Bank AG	South African Rand	22,136,721	Buy	08/24/12	2,602,913	2,684,870	81,957
Deutsche Bank AG	South African Rand	22,148,299	Buy	08/24/12	2,604,115	2,686,274	82,159
Deutsche Bank AG	British Pound	655,713	Buy	07/13/12	1,043,729	1,026,914	(16,815)
Deutsche Bank AG	British Pound	1,699,139	Buy	07/13/12	2,736,000	2,661,028	(74,972)
Deutsche Bank AG	Australian Dollar	1,604,816	Buy	07/13/12	1,602,000	1,640,444	38,444
Deutsche Bank AG	Japanese Yen	27,581,522	Buy	08/24/12	343,000	345,323	2,323
Deutsche Bank AG	Australian Dollar	1,429,587	Buy	07/13/12	1,436,000	1,461,324	25,324
Deutsche Bank AG	Australian Dollar	1,496,498	Buy	07/13/12	1,500,000	1,529,721	29,721
Deutsche Bank AG	Canadian Dollar	4,282,120	Buy	08/24/12	4,198,000	4,200,635	2,635
Deutsche Bank AG	Canadian Dollar	4,282,371	Buy	08/24/12	4,198,000	4,200,882	2,882
Deutsche Bank AG	South African Rand	33,811,620	Buy	08/24/12	4,072,000	4,100,869	28,869
Deutsche Bank AG	British Pound	1,113,184	Buy	07/13/12	1,801,000	1,743,361	(57,639)
Deutsche Bank AG	South Korean Won	6,019,168,200	Buy	07/13/12	5,286,000	5,250,448	(35,552)
Deutsche Bank AG	EU Euro	3,328,388	Buy	08/24/12	4,193,000	4,214,296	21,296
Deutsche Bank AG	EU Euro	3,346,004	Buy	08/24/12	4,189,000	4,236,602	47,602
Deutsche Bank AG	EU Euro	3,346,592	Buy	08/24/12	4,189,000	4,237,346	48,346
Deutsche Bank AG	British Pound	416,856	Buy	07/13/12	676,000	652,839	(23,161)
Deutsche Bank AG	Mexican Peso	19,418,512	Buy	08/24/12	1,382,000	1,447,637	65,637
Deutsche Bank AG	Canadian Dollar	5,670,584	Buy	08/24/12	5,483,000	5,562,678	79,678
Deutsche Bank AG	Malaysian Ringgit	27,354,667	Buy	08/24/12	8,617,000	8,582,556	(34,444)
Deutsche Bank AG	Norwegian Krone	29,734,152	Buy	07/13/12	5,178,000	4,996,074	(181,926)
Deutsche Bank AG	Canadian Dollar	9,084,942	Buy	08/24/12	8,729,000	8,912,064	183,064
Deutsche Bank AG	EU Euro	3,387,681	Buy	08/24/12	4,216,000	4,289,372	73,372
Deutsche Bank AG	EU Euro	3,386,566	Buy	08/24/12	4,216,000	4,287,959	71,959
Deutsche Bank AG	EU Euro	5,103,787	Buy	08/24/12	6,323,000	6,462,249	139,249
Deutsche Bank AG	Japanese Yen	654,907,691	Buy	08/24/12	8,434,000	8,199,488	(234,512)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Swedish Krona	6,791,705	Buy	07/13/12	$1,012,000	$981,337	$(30,663)
Deutsche Bank AG	Swiss Franc	929,795	Buy	07/13/12	1,016,000	979,908	(36,092)
Deutsche Bank AG	British Pound	1,106,091	Buy	07/13/12	1,774,000	1,732,252	(41,748)
Deutsche Bank AG	Japanese Yen	168,481,371	Buy	08/24/12	2,152,000	2,109,398	(42,602)
Deutsche Bank AG	Swiss Franc	923,330	Buy	07/13/12	1,010,000	973,094	(36,906)
Deutsche Bank AG	Brazilian Real	8,611,457	Buy	07/13/12	4,583,000	4,275,193	(307,807)
Deutsche Bank AG	Canadian Dollar	5,887,390	Buy	08/24/12	5,737,000	5,775,358	38,358
Deutsche Bank AG	Canadian Dollar	1,199,187	Buy	08/24/12	1,173,000	1,176,368	3,368
Deutsche Bank AG	EU Euro	6,496,429	Buy	08/24/12	8,278,659	8,225,566	(53,093)
Deutsche Bank AG	Japanese Yen	676,025,325	Buy	08/24/12	8,460,395	8,463,882	3,487
Deutsche Bank AG	Turkish Lira	28,477,764	Buy	08/24/12	15,406,778	15,552,576	145,798
Deutsche Bank AG	EU Euro	26,791,209	Buy	08/24/12	34,411,004	33,922,155	(488,849)
Deutsche Bank AG	Israeli New Shekel	3,556,414	Buy	08/24/12	924,633	907,454	(17,179)
Deutsche Bank AG	Japanese Yen	150,928,624	Buy	08/24/12	1,892,000	1,889,636	(2,364)
Deutsche Bank AG	Malaysian Ringgit	13,846,424	Buy	08/24/12	4,456,525	4,344,330	(112,195)
Deutsche Bank AG	Taiwan New Dollar	11,779,086	Buy	08/24/12	399,494	394,353	(5,141)
Deutsche Bank AG	South African Rand	87,069,701	Buy	08/24/12	10,487,546	10,560,318	72,772
HSBC	Colombian Peso	2,588,804,077	Buy	07/13/12	1,449,661	1,447,750	(1,911)
HSBC	Thai Baht	127,506,892	Buy	08/24/12	4,026,745	3,999,763	(26,982)
HSBC	Thai Baht	141,729,742	Buy	08/24/12	4,475,912	4,445,920	(29,992)
HSBC	Thai Baht	70,835,602	Buy	08/24/12	2,237,031	2,222,041	(14,990)
HSBC	Chilean Peso	5,350,323,475	Buy	07/13/12	10,975,000	10,663,451	(311,549)
HSBC	Indian Rupee	469,222,182	Buy	07/13/12	8,927,278	8,380,078	(547,200)
HSBC	EU Euro	9,522,656	Buy	08/24/12	12,189,000	12,057,277	(131,723)
HSBC	Chinese Yuan	46,078,200	Buy	08/24/12	7,332,623	7,234,517	(98,106)
JPMorgan Chase & Co.	Danish Krone	6,741,468	Buy	07/13/12	1,127,000	1,147,913	20,913
JPMorgan Chase & Co.	British Pound	449,269	Buy	07/13/12	696,000	703,601	7,601
JPMorgan Chase & Co.	Swiss Franc	8,036,393	Buy	07/13/12	8,351,000	8,469,528	118,528
JPMorgan Chase & Co.	Swiss Franc	789,001	Buy	07/13/12	826,000	831,526	5,526
JPMorgan Chase & Co.	British Pound	1,186,360	Buy	07/13/12	1,850,000	1,857,962	7,962
JPMorgan Chase & Co.	Australian Dollar	4,216,117	Buy	07/13/12	4,285,000	4,309,717	24,717
JPMorgan Chase & Co.	British Pound	680,969	Buy	07/13/12	1,061,000	1,066,468	5,468
JPMorgan Chase & Co.	New Zealand Dollar	504,337	Buy	07/13/12	386,000	403,339	17,339
JPMorgan Chase & Co.	New Zealand Dollar	2,875,745	Buy	07/13/12	2,166,000	2,299,854	133,854
JPMorgan Chase & Co.	Australian Dollar	13,753,950	Buy	07/13/12	13,604,252	14,059,295	455,043
JPMorgan Chase & Co.	British Pound	608,870	Buy	07/13/12	969,000	953,554	(15,446)
JPMorgan Chase & Co.	British Pound	350,596	Buy	07/13/12	561,000	549,070	(11,930)
JPMorgan Chase & Co.	Australian Dollar	1,462,867	Buy	07/13/12	1,453,000	1,495,344	42,344
JPMorgan Chase & Co.	Mexican Peso	115,157,560	Buy	08/24/12	8,256,654	8,584,921	328,267
JPMorgan Chase & Co.	New Zealand Dollar	5,070,267	Buy	07/13/12	3,973,000	4,054,904	81,904
JPMorgan Chase & Co.	Australian Dollar	1,033,607	Buy	07/13/12	1,039,000	1,056,553	17,553
JPMorgan Chase & Co.	EU Euro	6,628,142	Buy	08/24/12	8,396,000	8,392,337	(3,663)
JPMorgan Chase & Co.	Swiss Franc	4,112,319	Buy	07/13/12	4,543,000	4,333,960	(209,040)
JPMorgan Chase & Co.	Swiss Franc	923,794	Buy	07/13/12	1,015,000	973,584	(41,416)
JPMorgan Chase & Co.	Mexican Peso	61,230,697	Buy	08/24/12	4,216,000	4,564,709	348,709
JPMorgan Chase & Co.	Mexican Peso	61,270,285	Buy	08/24/12	4,216,000	4,567,660	351,660
JPMorgan Chase & Co.	Canadian Dollar	2,539,468	Buy	08/24/12	2,465,000	2,491,144	26,144
JPMorgan Chase & Co.	Japanese Yen	102,412,448	Buy	08/24/12	1,291,000	1,282,211	(8,789)
JPMorgan Chase & Co.	Mexican Peso	94,935,907	Buy	08/24/12	6,879,862	7,077,410	197,548
JPMorgan Chase & Co.	Mexican Peso	55,707,239	Buy	08/24/12	4,037,839	4,152,938	115,099
Morgan Stanley	British Pound	1,045,685	Buy	07/13/12	1,686,000	1,637,651	(48,349)
Morgan Stanley	Chilean Peso	363,870,900	Buy	07/13/12	740,101	725,212	(14,889)
UBS AG	Swedish Krona	30,121,259	Buy	07/13/12	4,226,000	4,352,235	126,235
UBS AG	EU Euro	4,984,237	Buy	08/24/12	6,297,000	6,310,878	13,878
UBS AG	Swedish Krona	8,996,456	Buy	07/13/12	1,316,000	1,299,902	(16,098)
UBS AG	Swedish Krona	11,370,840	Buy	07/13/12	1,666,000	1,642,978	(23,022)
UBS AG	Swedish Krona	7,030,215	Buy	07/13/12	1,038,000	1,015,799	(22,201)
UBS AG	Norwegian Krone	10,344,003	Buy	07/13/12	1,796,000	1,738,049	(57,951)
UBS AG	New Zealand Dollar	15,856,388	Buy	07/13/12	12,881,000	12,681,014	(199,986)
UBS AG	Norwegian Krone	10,424,893	Buy	07/13/12	1,816,000	1,751,640	(64,360)
UBS AG	Norwegian Krone	12,097,608	Buy	07/13/12	2,105,000	2,032,698	(72,302)
UBS AG	EU Euro	5,099,317	Buy	08/24/12	6,323,000	6,456,589	133,589
UBS AG	Australian Dollar	8,361,705	Buy	07/13/12	8,623,000	8,547,340	(75,660)
UBS AG	Swedish Krona	13,950,350	Buy	07/13/12	2,057,000	2,015,693	(41,307)
							$1,451,782
Barclays Bank PLC	New Zealand Dollar	5,306,944	Sell	07/13/12	4,200,000	4,244,184	(44,184)
Barclays Bank PLC	Hungarian Forint	1,389,565,320	Sell	07/13/12	5,937,352	6,142,253	(204,901)
Barclays Bank PLC	British Pound	1,629,917	Sell	07/13/12	2,529,000	2,552,619	(23,619)
Barclays Bank PLC	Norwegian Krone	38,919,771	Sell	07/13/12	6,367,000	6,539,485	(172,485)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Swedish Krona	30,581,896	Sell	07/13/12	$4,218,000	$4,418,793	$(200,793)
Barclays Bank PLC	South Korean Won	2,483,622,500	Sell	07/13/12	2,095,000	2,166,434	(71,434)
Barclays Bank PLC	British Pound	1,504,410	Sell	07/13/12	2,372,000	2,356,062	15,938
Barclays Bank PLC	South African Rand	27,552,498	Sell	08/24/12	3,211,370	3,341,727	(130,357)
Barclays Bank PLC	South African Rand	27,581,313	Sell	08/24/12	3,212,706	3,345,221	(132,515)
Barclays Bank PLC	Russian Ruble	420,959,400	Sell	08/24/12	12,527,249	12,864,192	(336,943)
Barclays Bank PLC	South African Rand	35,912,198	Sell	08/24/12	4,277,000	4,355,640	(78,640)
Barclays Bank PLC	Russian Ruble	67,246,200	Sell	08/24/12	2,054,750	2,054,992	(242)
Barclays Bank PLC	EU Euro	4,978,480	Sell	08/24/12	6,289,000	6,303,589	(14,589)
Barclays Bank PLC	Brazilian Real	7,472,366	Sell	07/13/12	3,831,000	3,709,687	121,313
Barclays Bank PLC	Canadian Dollar	2,341,333	Sell	08/24/12	2,278,000	2,296,779	(18,779)
Barclays Bank PLC	EU Euro	8,903,179	Sell	08/24/12	11,173,000	11,272,915	(99,915)
Barclays Bank PLC	British Pound	1,116,141	Sell	07/13/12	1,801,000	1,747,992	53,008
Barclays Bank PLC	South African Rand	30,647,610	Sell	08/24/12	3,603,027	3,717,119	(114,092)
Barclays Bank PLC	Chilean Peso	5,070,035,250	Sell	07/13/12	10,227,000	10,104,824	122,176
Barclays Bank PLC	British Pound	1,142,804	Sell	07/13/12	1,841,000	1,789,749	51,251
Barclays Bank PLC	South African Rand	43,597,202	Sell	08/24/12	5,032,721	5,287,722	(255,001)
Barclays Bank PLC	British Pound	1,016,606	Sell	07/13/12	1,629,000	1,592,110	36,890
Barclays Bank PLC	Australian Dollar	1,076,871	Sell	07/13/12	1,105,000	1,100,778	4,222
Barclays Bank PLC	Canadian Dollar	14,417,734	Sell	08/24/12	13,990,736	14,143,376	(152,640)
Barclays Bank PLC	Polish Zloty	15,891,546	Sell	08/24/12	4,561,000	4,736,680	(175,680)
Barclays Bank PLC	Canadian Dollar	1,453,038	Sell	08/24/12	1,414,000	1,425,388	(11,388)
Barclays Bank PLC	Russian Ruble	103,712,700	Sell	08/24/12	3,279,660	3,169,379	110,281
Barclays Bank PLC	Thai Baht	163,658,828	Sell	08/24/12	5,189,258	5,133,813	55,445
Barclays Bank PLC	Russian Ruble	123,961,760	Sell	08/24/12	3,904,000	3,788,175	115,825
Barclays Bank PLC	EU Euro	1,258,763	Sell	08/24/12	1,603,000	1,593,805	9,195
Barclays Bank PLC	Russian Ruble	107,860,680	Sell	08/24/12	3,423,171	3,296,139	127,032
Barclays Bank PLC	South African Rand	45,282,006	Sell	08/24/12	5,423,852	5,492,064	(68,212)
Barclays Bank PLC	South African Rand	45,229,695	Sell	08/24/12	5,417,586	5,485,719	(68,133)
Barclays Bank PLC	Mexican Peso	94,499,527	Sell	08/24/12	6,849,777	7,044,878	(195,101)
Barclays Bank PLC	Russian Ruble	78,004,095	Sell	08/24/12	2,524,282	2,383,745	140,537
Barclays Bank PLC	Mexican Peso	58,580,762	Sell	08/24/12	4,237,000	4,367,158	(130,158)
Citigroup, Inc.	South African Rand	42,971,099	Sell	08/24/12	5,005,225	5,211,784	(206,559)
Citigroup, Inc.	South African Rand	27,538,106	Sell	08/24/12	3,207,173	3,339,981	(132,808)
Citigroup, Inc.	South African Rand	27,552,498	Sell	08/24/12	3,208,849	3,341,726	(132,877)
Citigroup, Inc.	Russian Ruble	137,011,540	Sell	08/24/12	4,162,713	4,186,966	(24,253)
Citigroup, Inc.	Russian Ruble	207,447,050	Sell	08/24/12	6,302,700	6,339,421	(36,721)
Citigroup, Inc.	Swiss Franc	548,862	Sell	07/13/12	595,613	578,444	17,169
Citigroup, Inc.	Hungarian Forint	1,951,692,991	Sell	07/13/12	8,417,244	8,627,008	(209,764)
Credit Suisse First Boston	Norwegian Krone	3,528,539	Sell	07/13/12	581,000	592,882	(11,882)
Credit Suisse First Boston	Swedish Krona	2,926,036	Sell	07/13/12	414,000	422,784	(8,784)
Credit Suisse First Boston	Swiss Franc	2,463,003	Sell	07/13/12	2,565,000	2,595,751	(30,751)
Credit Suisse First Boston	British Pound	5,352,885	Sell	07/13/12	8,396,000	8,383,173	12,827
Credit Suisse First Boston	Norwegian Krone	537,035	Sell	07/13/12	89,000	90,235	(1,235)
Credit Suisse First Boston	Swiss Franc	500,724	Sell	07/13/12	524,000	527,711	(3,711)
Credit Suisse First Boston	Swedish Krona	2,541,760	Sell	07/13/12	349,000	367,260	(18,260)
Credit Suisse First Boston	British Pound	1,231,316	Sell	07/13/12	1,908,000	1,928,369	(20,369)
Credit Suisse First Boston	Swiss Franc	987,627	Sell	07/13/12	1,031,000	1,040,857	(9,857)
Credit Suisse First Boston	EU Euro	6,690,515	Sell	08/24/12	8,351,000	8,471,311	(120,311)
Credit Suisse First Boston	EU Euro	3,353,455	Sell	08/24/12	4,186,000	4,246,035	(60,035)
Credit Suisse First Boston	Norwegian Krone	9,153,889	Sell	07/13/12	1,558,000	1,538,080	19,920
Credit Suisse First Boston	Swedish Krona	14,422,240	Sell	07/13/12	2,069,000	2,083,876	(14,876)
Credit Suisse First Boston	Norwegian Krone	23,585,812	Sell	07/13/12	4,015,000	3,963,000	52,000
Credit Suisse First Boston	Swedish Krona	5,070,695	Sell	07/13/12	729,000	732,667	(3,667)
Credit Suisse First Boston	Norwegian Krone	19,984,343	Sell	07/13/12	3,420,000	3,357,864	62,136
Credit Suisse First Boston	Swedish Krona	7,732,447	Sell	07/13/12	1,147,000	1,117,265	29,735
Credit Suisse First Boston	EU Euro	29,591	Sell	08/24/12	36,905	37,467	(562)
Credit Suisse First Boston	Japanese Yen	332,859,616	Sell	08/24/12	4,189,000	4,167,425	21,575
Credit Suisse First Boston	Japanese Yen	332,922,451	Sell	08/24/12	4,189,000	4,168,211	20,789
Credit Suisse First Boston	Swedish Krona	7,549,795	Sell	07/13/12	1,120,000	1,090,873	29,127
Credit Suisse First Boston	Swedish Krona	12,671,143	Sell	07/13/12	1,882,000	1,830,860	51,140
Credit Suisse First Boston	Swedish Krona	7,249,046	Sell	07/13/12	1,071,000	1,047,418	23,582
Credit Suisse First Boston	Norwegian Krone	17,339,563	Sell	07/13/12	3,020,000	2,913,476	106,524
Credit Suisse First Boston	Norwegian Krone	9,371,295	Sell	07/13/12	1,623,000	1,574,610	48,390
Credit Suisse First Boston	Swedish Krona	6,960,762	Sell	07/13/12	1,029,000	1,005,764	23,236
Credit Suisse First Boston	Swiss Franc	1,852,114	Sell	07/13/12	2,027,000	1,951,937	75,063
Credit Suisse First Boston	Japanese Yen	116,779,840	Sell	08/24/12	1,468,000	1,462,091	5,909
Credit Suisse First Boston	Canadian Dollar	8,519,926	Sell	08/24/12	8,476,577	8,357,799	118,778
Credit Suisse First Boston	EU Euro	7,164,549	Sell	08/24/12	9,215,000	9,071,518	143,482
Deutsche Bank AG	British Pound	2,684,736	Sell	07/13/12	4,186,000	4,204,575	(18,575)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Australian Dollar	4,181,367	Sell	07/13/12	$4,186,000	$4,274,196	$(88,196)
Deutsche Bank AG	Australian Dollar	431,642	Sell	07/13/12	434,000	441,225	(7,225)
Deutsche Bank AG	Swedish Krona	5,793,159	Sell	07/13/12	826,000	837,056	(11,056)
Deutsche Bank AG	South Korean Won	909,344,000	Sell	07/13/12	785,000	793,210	(8,210)
Deutsche Bank AG	Norwegian Krone	26,186,144	Sell	07/13/12	4,390,000	4,399,920	(9,920)
Deutsche Bank AG	New Zealand Dollar	5,317,334	Sell	07/13/12	4,193,000	4,252,494	(59,494)
Deutsche Bank AG	Australian Dollar	4,131,203	Sell	07/13/12	4,198,000	4,222,918	(24,918)
Deutsche Bank AG	British Pound	2,674,480	Sell	07/13/12	4,199,000	4,188,512	10,488
Deutsche Bank AG	Swedish Krona	29,984,496	Sell	07/13/12	4,231,000	4,332,474	(101,474)
Deutsche Bank AG	Australian Dollar	1,823,120	Sell	07/13/12	1,799,000	1,863,594	(64,594)
Deutsche Bank AG	Australian Dollar	2,159,489	Sell	07/13/12	2,125,000	2,207,431	(82,431)
Deutsche Bank AG	Swedish Krona	7,549,204	Sell	07/13/12	1,050,000	1,090,788	(40,788)
Deutsche Bank AG	Swedish Krona	30,578,787	Sell	07/13/12	4,218,000	4,418,344	(200,344)
Deutsche Bank AG	Australian Dollar	4,417,558	Sell	07/13/12	4,223,000	4,515,630	(292,630)
Deutsche Bank AG	South Korean Won	2,938,234,750	Sell	07/13/12	2,479,000	2,562,987	(83,987)
Deutsche Bank AG	British Pound	502,189	Sell	07/13/12	787,000	786,480	520
Deutsche Bank AG	Mexican Peso	51,624,570	Sell	08/24/12	3,755,000	3,848,578	(93,578)
Deutsche Bank AG	South Korean Won	1,100,319,300	Sell	07/13/12	947,000	959,795	(12,795)
Deutsche Bank AG	Brazilian Real	14,507,952	Sell	07/13/12	7,238,413	7,202,532	35,881
Deutsche Bank AG	South Korean Won	3,126,251,700	Sell	07/13/12	2,699,000	2,726,992	(27,992)
Deutsche Bank AG	New Zealand Dollar	833,665	Sell	07/13/12	647,000	666,717	(19,717)
Deutsche Bank AG	Hungarian Forint	1,391,029,160	Sell	07/13/12	6,189,287	6,148,724	40,563
Deutsche Bank AG	EU Euro	369,020	Sell	08/24/12	464,000	467,241	(3,241)
Deutsche Bank AG	Hungarian Forint	688,828,700	Sell	07/13/12	3,055,835	3,044,808	11,027
Deutsche Bank AG	Russian Ruble	137,082,540	Sell	08/24/12	4,177,372	4,189,136	(11,764)
Deutsche Bank AG	South Korean Won	2,327,148,000	Sell	07/13/12	2,036,000	2,029,943	6,057
Deutsche Bank AG	Swedish Krona	29,834,350	Sell	07/13/12	4,351,000	4,310,780	40,220
Deutsche Bank AG	South African Rand	14,570,788	Sell	08/24/12	1,758,633	1,767,230	(8,597)
Deutsche Bank AG	Japanese Yen	197,179,630	Sell	08/24/12	2,498,000	2,468,702	29,298
Deutsche Bank AG	Swiss Franc	1,305,144	Sell	07/13/12	1,419,000	1,375,487	43,513
Deutsche Bank AG	Swiss Franc	1,499,935	Sell	07/13/12	1,638,000	1,580,776	57,224
Deutsche Bank AG	Swiss Franc	1,001,712	Sell	07/13/12	1,097,000	1,055,701	41,299
Deutsche Bank AG	EU Euro	5,006,372	Sell	08/24/12	6,289,000	6,338,906	(49,906)
Deutsche Bank AG	Canadian Dollar	523,892	Sell	08/24/12	507,000	513,923	(6,923)
Deutsche Bank AG	Swiss Franc	894,184	Sell	07/13/12	983,000	942,378	40,622
Deutsche Bank AG	Japanese Yen	165,583,772	Sell	08/24/12	2,095,000	2,073,120	21,880
Deutsche Bank AG	Australian Dollar	1,335,247	Sell	07/13/12	1,363,000	1,364,890	(1,890)
Deutsche Bank AG	Australian Dollar	1,500,891	Sell	07/13/12	1,535,000	1,534,211	789
Deutsche Bank AG	Australian Dollar	1,288,276	Sell	07/13/12	1,323,000	1,316,876	6,124
Deutsche Bank AG	Swedish Krona	6,623,975	Sell	07/13/12	980,000	957,101	22,899
Deutsche Bank AG	Norwegian Krone	10,043,068	Sell	07/13/12	1,740,000	1,687,484	52,516
Deutsche Bank AG	Russian Ruble	99,542,100	Sell	08/24/12	2,996,000	3,041,929	(45,929)
Deutsche Bank AG	New Zealand Dollar	11,163,880	Sell	07/13/12	9,123,000	8,928,220	194,780
Deutsche Bank AG	South Korean Won	973,068,540	Sell	07/13/12	850,733	848,796	1,937
Deutsche Bank AG	EU Euro	202,633	Sell	08/24/12	254,000	256,567	(2,567)
Deutsche Bank AG	EU Euro	16,615,385	Sell	08/24/12	20,811,418	21,037,859	(226,441)
Deutsche Bank AG	Turkish Lira	20,338,607	Sell	08/24/12	10,770,000	11,107,533	(337,533)
Deutsche Bank AG	South African Rand	51,387,620	Sell	08/24/12	6,039,000	6,232,588	(193,588)
Deutsche Bank AG	EU Euro	1,685,111	Sell	08/24/12	2,145,000	2,133,633	11,367
Deutsche Bank AG	EU Euro	1,835,975	Sell	08/24/12	2,341,000	2,324,651	16,349
Deutsche Bank AG	Russian Ruble	116,439,053	Sell	08/24/12	3,771,000	3,558,287	212,713
Deutsche Bank AG	Canadian Dollar	1,896,077	Sell	08/24/12	1,888,000	1,859,996	28,004
HSBC	Indian Rupee	432,477,780	Sell	07/13/12	7,602,000	7,723,840	(121,840)
HSBC	South Korean Won	3,063,460,200	Sell	07/13/12	2,617,000	2,672,220	(55,220)
HSBC	Russian Ruble	107,548,000	Sell	08/24/12	3,273,712	3,286,583	(12,871)
HSBC	Chinese Yuan	46,078,200	Sell	08/24/12	7,230,448	7,234,517	(4,069)
HSBC	Brazilian Real	2,083,281	Sell	07/13/12	1,117,343	1,034,253	83,090
HSBC	Thai Baht	178,408,408	Sell	08/24/12	5,634,246	5,596,493	37,753
JPMorgan Chase & Co.	New Zealand Dollar	441,309	Sell	07/13/12	349,000	352,933	(3,933)
JPMorgan Chase & Co.	Brazilian Real	13,255,840	Sell	07/13/12	6,373,000	6,580,916	(207,916)
JPMorgan Chase & Co.	British Pound	444,061	Sell	07/13/12	685,000	695,446	(10,446)
JPMorgan Chase & Co.	British Pound	2,003,432	Sell	07/13/12	3,121,379	3,137,582	(16,203)
JPMorgan Chase & Co.	British Pound	1,001,176	Sell	07/13/12	1,550,000	1,567,945	(17,945)
JPMorgan Chase & Co.	Singapore Dollar	5,925,172	Sell	07/13/12	4,599,000	4,677,444	(78,444)
JPMorgan Chase & Co.	British Pound	3,773,797	Sell	07/13/12	5,897,000	5,910,158	(13,158)
JPMorgan Chase & Co.	Mexican Peso	57,357,121	Sell	08/24/12	4,173,000	4,275,936	(102,936)
JPMorgan Chase & Co.	New Zealand Dollar	1,136,316	Sell	07/13/12	866,000	908,759	(42,759)
JPMorgan Chase & Co.	Mexican Peso	50,565	Sell	08/24/12	3,680	3,770	(90)
JPMorgan Chase & Co.	New Zealand Dollar	1,152,690	Sell	07/13/12	885,000	921,855	(36,855)
JPMorgan Chase & Co.	Canadian Dollar	2,149,036	Sell	08/24/12	2,093,000	2,108,142	(15,142)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	British Pound	1,092,274	Sell	07/13/12	$1,764,000	$1,710,614	$53,386
JPMorgan Chase & Co.	Norwegian Krone	21,678,748	Sell	07/13/12	3,717,000	3,642,566	74,434
JPMorgan Chase & Co.	Australian Dollar	11,968,142	Sell	07/13/12	12,292,000	12,233,842	58,158
JPMorgan Chase & Co.	Australian Dollar	1,326,348	Sell	07/13/12	1,360,000	1,355,794	4,206
JPMorgan Chase & Co.	Mexican Peso	68,062,164	Sell	08/24/12	4,637,000	5,073,990	(436,990)
JPMorgan Chase & Co.	Mexican Peso	68,024,326	Sell	08/24/12	4,637,000	5,071,169	(434,169)
JPMorgan Chase & Co.	South African Rand	52,728,356	Sell	08/24/12	6,118,000	6,395,201	(277,201)
JPMorgan Chase & Co.	Mexican Peso	36,624	Sell	08/24/12	2,608	2,731	(123)
JPMorgan Chase & Co.	New Zealand Dollar	5,666,031	Sell	07/13/12	4,608,489	4,531,361	77,128
JPMorgan Chase & Co.	Australian Dollar	11,072,188	Sell	07/13/12	11,347,476	11,317,997	29,479
JPMorgan Chase & Co.	Mexican Peso	101,725,268	Sell	08/24/12	7,192,888	7,583,553	(390,665)
JPMorgan Chase & Co.	Russian Ruble	103,744,200	Sell	08/24/12	3,280,708	3,170,342	110,366
JPMorgan Chase & Co.	Japanese Yen	214,289,007	Sell	08/24/12	2,678,000	2,682,913	(4,913)
Morgan Stanley	British Pound	5,360,720	Sell	07/13/12	8,570,000	8,395,442	174,558
Morgan Stanley	South Korean Won	2,385,122,400	Sell	07/13/12	2,088,000	2,080,514	7,486
Morgan Stanley	EU Euro	6,647,101	Sell	08/24/12	8,475,000	8,416,342	58,658
UBS AG	Swiss Franc	1,562,607	Sell	07/13/12	1,694,000	1,646,826	47,174
UBS AG	Norwegian Krone	12,335,906	Sell	07/13/12	2,123,000	2,072,738	50,262
UBS AG	Swedish Krona	11,439,915	Sell	07/13/12	1,697,000	1,652,959	44,041
UBS AG	Swiss Franc	931,055	Sell	07/13/12	1,025,000	981,235	43,765
UBS AG	Norwegian Krone	27,591,324	Sell	07/13/12	4,790,000	4,636,026	153,974
							$(4,308,791)

ING Global Bond Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	30	09/06/12	$4,971,147	$(474,175)
Australia 10-Year Bond	158	09/17/12	20,288,143	(143,505)
Canada 10-Year Bond	29	09/19/12	3,943,670	48,079
Euro-Bobl 5-Year	389	09/06/12	61,973,184	(358,227)
Long Gilt	219	09/26/12	40,853,064	184,677
Short Gilt	11	09/26/12	1,792,188	(691)
U.S. Treasury 10-Year Note	308	09/19/12	41,079,500	(89,926)
U.S. Treasury Ultra Long Bond	123	09/19/12	20,521,781	(281,370)
			$195,422,677	$(1,115,138)

Short Contracts
Australia 3-Year Bond	(461)	09/17/12	$(52,086,191)	$142,683
Euro-Bund	(263)	09/06/12	(46,895,343)	739,044
Euro-Schatz	(109)	09/06/12	(15,241,654)	37,760
Medium Gilt	(63)	09/26/12	(11,183,928)	(8,703)
U.S. Treasury 2-Year Note	(34)	09/28/12	(7,486,375)	2,571
U.S. Treasury 5-Year Note	(349)	09/28/12	(43,265,094)	(10,873)
U.S. Treasury Long Bond	(190)	09/19/12	(28,114,063)	210,025
			$(204,272,648)	$1,112,507

ING Global Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Bank of America	01/02/17	BRL	49,000,000	$(833,986)	$—	$(833,986)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Deutsche Bank AG	01/02/17	BRL	27,000,000	(461,393)	—	(461,393)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Morgan Stanley	01/02/17	BRL	28,500,000	(485,074)	—	(485,074)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.175% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	06/27/22	CAD	26,400,000	$23,659	$—	$23,659
Receive a fixed rate equal to 4.750% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/01/17	CLP	4,800,000,000	(48,021)	—	(48,021)
Receive a fixed rate equal to 4.790% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/02/17	CLP	4,800,000,000	(30,596)	—	(30,596)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/03/17	CLP	4,800,000,000	(13,170)	—	(13,170)
Receive a floating rate based on the 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.850% Counterparty: Bank of America	03/23/17	CZK	160,000,000	(125,772)	—	(125,772)
Receive a floating rate based on 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.755% Counterparty: Deutsche Bank AG	12/12/16	CZK	194,000,000	(115,221)	—	(115,221)
Receive a fixed rate equal to 0.988% and pay a floating rate based on the 6-month EUR-EURIBOR Counterparty: Credit Suisse First Boston	05/21/14	EUR	42,500,000	117,306	—	117,306
Receive a fixed rate equal to 7.540% and pay a floating rate based on the INR-MIBOR-OIS-COMPOUND Counterparty: Citigroup, Inc.	03/09/13	INR	1,000,000,000	(111,224)	—	(111,224)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.665% Counterparty: Bank of America	04/05/17	KRW	10,000,000,000	(140,790)	—	(140,790)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.660% Counterparty: Credit Suisse First Boston	03/26/17	KRW	10,000,000,000	(138,422)	—	(138,422)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.390% Counterparty: Deutsche Bank AG	05/10/14	KRW	25,000,000,000	(47,058)	—	(47,058)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.680% Counterparty: Bank of America	03/27/17	MXN	129,000,000	(207,597)	—	(207,597)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	06/13/14	MXN	310,000,000	(2,714)	—	(2,714)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.330% Counterparty: Barclays Bank PLC	06/13/14	MXN	131,000,000	(46,648)	—	(46,648)
Receive a fixed rate equal to 4.760% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	06/17/14	MXN	310,000,000	(12,124)	—	(12,124)
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/11/14	MXN	250,000,000	(5,559)	—	(5,559)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/13/14	MXN	300,000,000	(2,626)	—	(2,626)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.350% Counterparty: Credit Suisse First Boston	06/07/17	MXN	105,000,000	(45,274)	—	(45,274)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.330% Counterparty: Credit Suisse First Boston	06/13/17	MXN	162,000,000	(57,687)	—	(57,687)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.480% Counterparty: Credit Suisse First Boston	05/06/22	MXN	74,500,000	(277,295)	—	(277,295)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.490% Counterparty: Credit Suisse First Boston	05/23/22	MXN	76,000,000	$(286,741)	$—	$(286,741)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	08/09/13	MXN	129,337,317	7,835	—	7,835
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	06/11/14	MXN	383,000,000	(8,517)	—	(8,517)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	06/13/14	MXN	300,000,000	(2,626)	—	(2,626)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.580% Counterparty: Deutsche Bank AG	08/05/16	MXN	113,170,152	(152,642)	—	(152,642)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.340% Counterparty: Deutsche Bank AG	06/07/17	MXN	160,000,000	(63,447)	—	(63,447)
Receive a fixed rate equal to 6.480% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/30/21	MXN	32,334,329	129,667	—	129,667
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.370% Counterparty: Deutsche Bank AG	05/25/22	MXN	75,000,000	(225,692)	—	(225,692)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.310% Counterparty: JPMorgan Chase & Co.	06/03/22	MXN	71,000,000	(185,805)	—	(185,805)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	310,000,000	(2,714)	—	(2,714)
Receive a fixed rate equal to 4.755% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	384,000,000	(17,797)	—	(17,797)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.305% Counterparty: UBS Warburg LLC	06/03/22	MXN	80,000,000	(206,842)	—	(206,842)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/16/14	PLN	80,000,000	4,823	—	4,823
Receive a fixed rate equal to 4.850% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/30/14	PLN	75,000,000	15,257	—	15,257
Receive a floating rate based on 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 5.095% Counterparty: Bank of America	12/01/16	PLN	33,000,000	(192,569)	—	(192,569)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.860% Counterparty: Bank of America	01/16/17	PLN	34,000,000	(101,515)	—	(101,515)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Barclays Bank PLC	06/04/17	PLN	36,000,000	(87,780)	—	(87,780)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Deutsche Bank AG	06/04/17	PLN	33,500,000	(81,685)	—	(81,685)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.768% Counterparty: Citigroup, Inc.	02/10/21	USD	20,000,000	(3,536,576)	—	(3,536,576)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.083% Counterparty: Deutsche Bank AG	04/26/22	USD	23,626,000	(708,557)	—	(708,557)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.654% Counterparty: JPMorgan Chase & Co.	05/21/14	USD	60,700,000	(123,324)	—	(123,324)
				$(8,894,533)	$—	$(8,894,533)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING Global Bond Portfolio Written OTC Options on June 30, 2012:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
21,400,000	Barclays Bank PLC	CAD Put vs. USD Call Currency Option	1.200	USD	08/16/12	$10,656	$(897)
33,200,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.203	USD	01/04/13	395,744	(498,813)
10,600,000	Barclays Bank PLC	USD Put vs. EUR Call Currency Option	1.300	USD	07/05/12	16,430	(1,704)
31,800,000	Barclays Bank PLC	USD Put vs. EUR Call Currency Option	1.360	USD	09/17/12	153,276	(36,409)
10,400,000	Deutsche Bank AG	USD Put vs. EUR Call Currency Option	1.295	USD	08/23/12	42,162	(65,634)
12,700,000	Barclays Bank PLC	USD Put vs. SEK Call Currency Option	7.020	USD	08/31/12	171,450	(337,152)
8,400,000	Deutsche Bank AG	ZAR Put vs. USD Call Currency Option	8.600	USD	07/19/12	71,148	(26,610)
					Total Written OTC Options	$860,866	$(967,219)

ING Global Bond Portfolio Written Swaptions Open on June 30, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.648%	07/09/12	USD	46,800,000	$234,000	$—
						Total Written Swaptions		$234,000	$—

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Investments in securities at value*	$365,124
Foreign exchange contracts	Investments in securities at value*	1,101,184
Interest rate contracts	Investments in securities at value*	6
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	10,480,816
Interest rate contracts	Unrealized appreciation on swap agreements	298,547
Interest rate contracts	Net Assets — Unrealized appreciation**	1,364,839
Total Asset Derivatives		$13,610,516
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$13,337,825
Interest rate contracts	Unrealized depreciation on swap agreements	9,193,080
Interest rate contracts	Net Assets — Unrealized depreciation**	1,367,470
Foreign exchange contracts	Written options, at fair value	967,219
Total Liability Derivatives		$24,865,594

*  Includes purchased options.

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$(154,882)	$—	$—	$(214,732)	$197,663	$(171,951)
Foreign exchange contracts	(1,043,696)	(6,001,731)	—	—	767,795	(6,277,632)
Interest rate contracts	—	—	989,047	(338,046)	1,190	652,191
Total	$(1,198,578)	$(6,001,731)	$989,047	$(552,778)	$966,648	$(5,797,392)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$(231,907)	$—	$—	$—	$—	$(231,907)
Foreign exchange contracts	(731,310)	1,292,890	—	—	(724,437)	(162,857)
Interest rate contracts	(233,994)	—	(771,882)	(5,069,449)	232,825	(5,842,500)
Total	$(1,197,211)	$1,292,890	$(771,882)	$(5,069,449)	$(491,612)	$(6,237,264)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
VAN KAMPEN COMSTOCK PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	21.2%
Consumer Discretionary	16.1%
Health Care	14.3%
Energy	12.4%
Information Technology	10.9%
Consumer Staples	7.3%
Industrials	6.5%
Telecommunication Services	3.5%
Materials	2.8%
Utilities	2.5%
Assets in Excess of Other Liabilities*	2.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 16.1%
380,295		Comcast Corp. - Class A	$12,158,031	3.8
214,255	@	General Motors Co.	4,225,109	1.3
128,888		Lowe's Cos., Inc.	3,665,575	1.2
275,618		News Corp. - Class B	6,206,917	1.9
83,455		Time Warner Cable, Inc.	6,851,655	2.1
103,766		Time Warner, Inc.	3,994,991	1.3
136,540		Viacom - Class B	6,420,111	2.0
301,257		Other Securities	7,884,384	2.5
			51,406,773	16.1
		Consumer Staples: 7.3%
136,732		CVS Caremark Corp.	6,389,486	2.0
139,542		Kraft Foods, Inc.	5,389,112	1.7
154,352		Unilever NV ADR	5,147,639	1.6
49,425		Wal-Mart Stores, Inc.	3,445,911	1.1
41,327		Other Securities	2,744,152	0.9
			23,116,300	7.3
		Energy: 12.4%
178,638		BP PLC ADR	7,241,985	2.3
57,402		Chevron Corp.	6,055,911	1.9
189,695		Halliburton Co.	5,385,441	1.7
91,018		Murphy Oil Corp.	4,577,295	1.4
113,569		QEP Resources, Inc.	3,403,663	1.1
89,996		Royal Dutch Shell PLC - Class A ADR	6,068,430	1.9
411,414	@	Weatherford International Ltd.	5,196,159	1.6
49,387		Other Securities	1,606,559	0.5
			39,535,443	12.4

Shares		Value	Percentage of Net Assets
	Financials: 21.2%
240,421	Allstate Corp.	$8,436,373	2.6
482,298	Bank of America Corp.	3,945,198	1.2
284,844	Bank of New York Mellon Corp.	6,252,326	2.0
297,761	Citigroup, Inc.	8,161,629	2.6
240,544	JPMorgan Chase & Co.	8,594,637	2.7
105,998	Metlife, Inc.	3,270,038	1.0
80,384	PNC Financial Services Group, Inc.	4,912,266	1.5
67,432	Travelers Cos., Inc.	4,304,859	1.4
205,750	Wells Fargo & Co.	6,880,280	2.2
529,643	Other Securities	12,734,674	4.0
		67,492,280	21.2
	Health Care: 14.3%
186,908	Bristol-Myers Squibb Co.	6,719,343	2.1
71,957	Cardinal Health, Inc.	3,022,194	0.9
76,487	GlaxoSmithKline PLC ADR	3,485,512	1.1
161,802	Merck & Co., Inc.	6,755,233	2.1
350,297	Pfizer, Inc.	8,056,831	2.5
91,227	Sanofi-Aventis SA ADR	3,446,556	1.1
114,770	UnitedHealth Group, Inc.	6,714,045	2.1
47,625	WellPoint, Inc.	3,037,999	1.0
94,372	Other Securities	4,486,987	1.4
		45,724,700	14.3
	Industrials: 6.5%
330,438	General Electric Co.	6,886,328	2.2
174,303	Ingersoll-Rand PLC	7,352,100	2.3
172,578	Other Securities	6,491,426	2.0
		20,729,854	6.5

See Accompanying Notes to Financial Statements

ING INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
VAN KAMPEN COMSTOCK PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 10.9%
175,003		Cisco Systems, Inc.	$3,004,801	0.9
247,606		Corning, Inc.	3,201,546	1.0
133,063	@	eBay, Inc.	5,589,977	1.8
275,170		Hewlett-Packard Co.	5,533,669	1.7
276,987		Microsoft Corp.	8,473,032	2.7
323,243	@	Yahoo!, Inc.	5,116,937	1.6
186,331		Other Securities	3,980,183	1.2
			34,900,145	10.9
		Materials: 2.8%
372,042		Alcoa, Inc.	3,255,368	1.0
200,153		International Paper Co.	5,786,423	1.8
			9,041,791	2.8
		Telecommunication Services: 3.5%
85,025		AT&T, Inc.	3,031,992	1.0
107,002		Verizon Communications, Inc.	4,755,169	1.5
115,329		Vodafone Group PLC ADR	3,249,971	1.0
			11,037,132	3.5
		Utilities: 2.5%
64,371		FirstEnergy Corp.	3,166,409	1.0
177,326		PPL Corp.	4,931,436	1.5
			8,097,845	2.5
		Total Common Stock (Cost $268,259,285)	311,082,263	97.5

Shares	Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.5%
	Mutual Funds: 2.5%
8,021,243	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $8,021,243)	$8,021,243	2.5
	Total Short-Term Investments (Cost $8,021,243)	8,021,243	2.5
	Total Investments in Securities (Cost $276,280,528)	$319,103,506	100.0
	Liabilities in Excess of Other Assets	(101,557)	—
	Net Assets	$319,001,949	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

  Cost for federal income tax purposes is $306,205,934.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$64,663,271
Gross Unrealized Depreciation	(51,765,699)
Net Unrealized Appreciation	$12,897,572

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$51,406,773	$—	$—	$51,406,773
Consumer Staples	23,116,300	—	—	23,116,300
Energy	39,535,443	—	—	39,535,443
Financials	67,492,280	—	—	67,492,280
Health Care	43,926,256	1,798,444	—	45,724,700
Industrials	20,729,854	—	—	20,729,854
Information Technology	34,900,145	—	—	34,900,145
Materials	9,041,791	—	—	9,041,791
Telecommunication Services	11,037,132	—	—	11,037,132
Utilities	8,097,845	—	—	8,097,845
Total Common Stock	309,283,819	1,798,444	—	311,082,263
Short-Term Investments	8,021,243	—	—	8,021,243
Total Investments, at fair value	$317,305,062	$1,798,444	$—	$319,103,506

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN  SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	20.3%
Health Care	12.2%
Information Technology	10.1%
Consumer Discretionary	10.1%
Consumer Staples	8.3%
Energy	8.2%
Industrials	7.6%
U.S. Treasury Notes	5.2%
U.S. Treasury Bonds	3.8%
Telecommunication Services	3.6%
Utilities	2.5%
Materials	2.2%
Federal National Mortgage Association	0.5%
Federal Home Loan Mortgage Corporation	0.5%
Exchange-Traded Funds	0.3%
Foreign Government Bonds	0.2%
Municipal	0.1%
Collateralized Mortgage Obligations	0.1%
Automobile Asset-Backed Securities	0.0%
Assets in Excess of Other Liabilities*	4.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 62.8%
	Consumer Discretionary: 7.7%
160,513	Carnival Corp.	$5,500,781	0.7
383,355	Comcast Corp. - Class A	12,255,859	1.7
128,019	Home Depot, Inc.	6,783,727	0.9
112,520	Time Warner Cable, Inc.	9,237,892	1.3
238,240	Time Warner, Inc.	9,172,240	1.2
226,218	Viacom - Class B	10,636,770	1.4
79,442	Other Securities	3,613,817	0.5
		57,201,086	7.7
	Consumer Staples: 7.9%
165,292	Archer-Daniels- Midland Co.	4,879,420	0.7
473,927	Avon Products, Inc.	7,682,357	1.0
124,913	Kraft Foods, Inc.	4,824,140	0.7
144,000	PepsiCo, Inc.	10,175,040	1.4
138,812	Procter & Gamble Co.	8,502,235	1.1
183,262	Sysco Corp.	5,463,040	0.7
221,600	Unilever NV ADR	7,390,360	1.0
188,162	Other Securities	9,627,775	1.3
		58,544,367	7.9
	Energy: 6.7%
139,987	Anadarko Petroleum Corp.	9,267,139	1.3
88,855	Chevron Corp.	9,374,202	1.3
79,475	ExxonMobil Corp.	6,800,676	0.9
161,833	Williams Cos., Inc.	4,664,027	0.6
434,950	Other Securities	19,648,459	2.6
		49,754,503	6.7

Shares		Value	Percentage of Net Assets
	Financials: 13.6%
170,439	BB&T Corp.	$5,258,043	0.7
398,765	Charles Schwab Corp.	5,156,031	0.7
304,447	Citigroup, Inc.	8,344,892	1.1
593,790	JPMorgan Chase & Co.	21,216,117	2.9
401,645	Marsh & McLennan Cos., Inc.	12,945,018	1.7
93,398	Northern Trust Corp.	4,298,176	0.6
164,845	PNC Financial Services Group, Inc.	10,073,678	1.4
108,267	State Street Corp.	4,833,039	0.6
197,034	Wells Fargo & Co.	6,588,817	0.9
749,812	Other Securities	22,283,649	3.0
		100,997,460	13.6
	Health Care: 8.3%
249,461	Bristol-Myers Squibb Co.	8,968,123	1.2
227,302	Medtronic, Inc.	8,803,407	1.2
258,611	Merck & Co., Inc.	10,797,009	1.4
452,876	Pfizer, Inc.	10,416,148	1.4
159,636	UnitedHealth Group, Inc.	9,338,706	1.3
278,368	Other Securities	13,105,606	1.8
		61,428,999	8.3
	Industrials: 6.7%
1,230,642	General Electric Co.	25,646,579	3.5
182,714	Ingersoll-Rand PLC	7,706,877	1.0
231,911	Tyco International Ltd.	12,256,496	1.7
101,333	Other Securities	3,912,467	0.5
		49,522,419	6.7

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN  SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 6.7%
177,311	@	Amdocs Ltd.	$5,269,683	0.7
373,923		Applied Materials, Inc.	4,285,157	0.6
327,838	@	eBay, Inc.	13,772,474	1.9
181,809		Intel Corp.	4,845,210	0.6
421,114		Microsoft Corp.	12,881,877	1.7
266,215		Western Union Co.	4,483,061	0.6
280,989		Other Securities	4,560,614	0.6
			50,098,076	6.7
		Materials: 0.9%
62,027		PPG Industries, Inc.	6,582,305	0.9
		Telecommunication Services: 2.3%
158,234		Verizon Communications, Inc.	7,031,919	0.9
359,219		Vodafone Group PLC ADR	10,122,792	1.4
			17,154,711	2.3
		Utilities: 2.0%
90,272		FirstEnergy Corp.	4,440,479	0.6
216,406		Other Securities	10,757,629	1.4
			15,198,108	2.0
		Total Common Stock (Cost $389,396,737)	466,482,034	62.8
EXCHANGE-TRADED FUNDS: 0.3%
102,300		Other Securities	2,184,105	0.3
		Total Exchange-Traded Funds (Cost $1,790,748)	2,184,105	0.3
PREFERRED STOCK: 1.8%
		Consumer Discretionary: 0.1%
7,890		Other Securities	405,842	0.1
		Energy: 0.6%
88,000	@,P	El Paso Energy Capital Trust I	4,457,200	0.6
		Financials: 0.5%
35,144		Other Securities	3,918,556	0.5
		Health Care: 0.4%
32,051		Other Securities	3,036,244	0.4
		Industrials: 0.2%
179,631	#,@	Swift Mandatory Common Exchange Security Trust	1,707,177	0.2
		Total Preferred Stock (Cost $11,990,025)	13,525,019	1.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 20.5%
		Consumer Discretionary: 2.3%
60,000	#	Cox Communications, Inc., 8.375%, 03/01/39	$84,809	0.0
4,434,000		MGM Resorts International, 4.250%, 04/15/15	4,506,052	0.6
11,109,100		Other Securities	12,442,200	1.7
			17,033,061	2.3
		Consumer Staples: 0.4%
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	455,346	0.1
295,000	#	Grupo Bimbo S.A.B de CV, 4.875%, 06/30/20	328,374	0.0
1,732,000		Other Securities	2,037,540	0.3
			2,821,260	0.4
		Energy: 0.9%
320,000	#	Phillips 66, 1.950%, 03/05/15	322,542	0.1
625,000	#	Southwestern Energy Co., 4.100%, 03/15/22	635,229	0.1
1,841,000	#	Stone Energy Corp., 1.750%, 03/01/17	1,702,925	0.2
3,705,000		Other Securities	4,001,181	0.5
			6,661,877	0.9
		Financials: 6.2%
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	285,890	0.0
430,000	#	BPCE S.A., 2.375%, 10/04/13	423,200	0.1
345,000		Citigroup, Inc., 8.500%, 05/22/19	426,892	0.1
1,065,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	1,106,102	0.2
225,000	#	ERAC USA Finance LLC, 2.750%, 07/01/13	228,053	0.0
4,950,000		General Electric Capital Corp., 2.625%, 12/28/12	5,006,955	0.7
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	3,848,137	0.5
465,000	#	HBOS PLC, 6.750%, 05/21/18	439,433	0.1
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	470,166	0.1
1,115,000		JPMorgan Chase & Co., 4.400%-6.000%, 01/15/18-07/22/20	1,250,539	0.2
165,000	#	Lloyds TSB Bank PLC, 5.800%, 01/13/20	176,764	0.0
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	214,379	0.0

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN  SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	$616,192	0.1
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	314,778	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	246,125	0.0
590,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	641,488	0.1
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	186,155	0.0
775,000	#	Societe Generale, 2.500%, 01/15/14	765,116	0.1
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	329,771	0.0
300,000	#	WEA Finance LLC, 7.125%, 04/15/18	355,972	0.0
570,000		Wells Fargo & Co., 5.625%, 12/11/17	666,716	0.1
26,915,000		Other Securities	27,902,787	3.8
			45,901,610	6.2
		Health Care: 3.5%
876,000	#	Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	941,700	0.1
22,650,000		Other Securities	24,990,382	3.4
			25,932,082	3.5
		Industrials: 0.7%
425,000	#	BAA Funding Ltd., 2.500%, 06/25/15	427,744	0.1
285,000		General Electric Co., 5.250%, 12/06/17	333,366	0.0
4,028,132		Other Securities	4,275,778	0.6
			5,036,888	0.7
		Information Technology: 3.4%
2,081,000	#	Ciena Corp., 4.000%, 03/15/15	2,335,923	0.3
1,927,000	#	Linear Technology Corp., 3.000%, 05/01/27	1,999,262	0.3
1,799,000	#	Micron Technology, Inc., 1.500%, 08/01/31	1,601,110	0.2
6,649,000		SanDisk Corp., 1.000%, 05/15/13	6,582,510	0.9
4,972,000		SanDisk Corp., 1.500%, 08/15/17	5,139,805	0.7
1,466,000	#	Xilinx, Inc., 3.125%, 03/15/37	1,755,535	0.2
6,014,000		Other Securities	6,358,926	0.8
			25,773,071	3.4

Principal Amount†			Value	Percentage of Net Assets
		Materials: 1.3%
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	$398,304	0.0
735,000	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	701,980	0.1
8,965,000		Other Securities	8,851,319	1.2
			9,951,603	1.3
		Telecommunication Services: 1.3%
345,000	#	Crown Castle Towers LLC, 3.214%, 08/15/15	351,178	0.1
7,612,000		Other Securities	9,187,042	1.2
			9,538,220	1.3
		Utilities: 0.5%
150,000	#	EDF S.A., 4.600%, 01/27/20	159,084	0.0
425,000	#	Enel Finance International S.A., 5.125%, 10/07/19	406,833	0.1
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	165,526	0.0
435,407		Other Securities	3,301,320	0.4
			4,032,763	0.5
		Total Corporate Bonds/Notes (Cost $142,298,583)	152,682,435	20.5
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
350,000	#	GE Dealer Floorplan Master Note Trust, 1.792%, 10/20/14	351,625	0.1
		Total Collateralized Mortgage Obligations (Cost $350,000)	351,625	0.1
MUNICIPAL BONDS: 0.1%
		Georgia: 0.1%
500,000		Other Securities	578,519	0.1
		Texas: 0.0%
230,000		Other Securities	279,919	0.0
		Total Municipal Bonds (Cost $734,040)	858,438	0.1
ASSET-BACKED SECURITIES: 0.0%
		Automobile Asset-Backed Securities: 0.0%
37,190	#	ARI Fleet Lease Trust, 1.692%, 08/15/18	37,236	0.0
		Total Asset-Backed Securities (Cost $37,190)	37,236	0.0

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN  SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 9.0%
	U.S. Treasury Bonds: 3.8%
24,966,000	1.750%-6.875%, due 08/15/12-11/15/41	$28,255,615	3.8
	U.S. Treasury Notes: 5.2%
18,000,000	0.250%, due 04/30/14	17,982,432	2.4
310,000	0.625%, due 05/31/17	308,765	0.0
5,000,000	0.250%, due 02/28/14	4,996,095	0.7
10,000,000	2.750%, due 10/31/13	10,326,960	1.4
5,130,000	0.875%-2.375%, due 04/30/14-04/30/17	5,334,019	0.7
		38,948,271	5.2
	Total U.S. Treasury Obligations (Cost $63,046,405)	67,203,886	9.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.0%
	Federal Home Loan Mortgage Corporation: 0.5%##
2,950,000	Other Securities	3,491,126	0.5
	Federal National Mortgage Association: 0.5%##
3,045,000	Other Securities	3,786,913	0.5
	Total U.S. Government Agency Obligations (Cost $6,405,966)	7,278,039	1.0
FOREIGN GOVERNMENT BONDS: 0.2%
1,060,000	Other Securities	1,262,280	0.2
	Total Foreign Government Bonds (Cost $1,077,242)	1,262,280	0.2
	Total Long-Term Investments (Cost $617,126,936)	711,865,097	95.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Mutual Funds: 3.5%
26,031,859	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $26,031,859)	$26,031,859	3.5
	Total Short-Term Investments (Cost $26,031,859)	26,031,859	3.5
	Total Investments in Securities (Cost $643,158,795)	$737,896,956	99.3
	Assets in Excess of Other Liabilities	5,361,354	0.7
	Net Assets	$743,258,310	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

ADR  American Depositary Receipt

P  Preferred Stock may be called prior to convertible date.

  Cost for federal income tax purposes is $644,069,717.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$113,446,600
Gross Unrealized Depreciation	(19,619,361)
Net Unrealized Appreciation	$93,827,239

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN  SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock*	$466,482,034	$—	$—	$466,482,034
Exchange-Traded Funds	2,184,105	—	—	2,184,105
Preferred Stock	3,918,556	9,606,463	—	13,525,019
Corporate Bonds/Notes	—	148,834,298	3,848,137	152,682,435
Collateralized Mortgage Obligations	—	351,625	—	351,625
Municipal Bonds	—	858,438	—	858,438
U.S. Treasury Obligations	—	67,203,886	—	67,203,886
Foreign Government Bonds	—	1,262,280	—	1,262,280
Short-Term Investments	26,031,859	—	—	26,031,859
U.S. Government Agency Obligations	—	7,278,039	—	7,278,039
Asset-Backed Securities	—	37,236	—	37,236
Total Investments, at fair value	$498,616,554	$235,432,265	$3,848,137	$737,896,956
Other Financial Instruments+
Forward Foreign Currency Contracts	—	14,707	—	14,707
Total Assets	$498,616,554	$235,446,972	$3,848,137	$737,911,663
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(101,394)	$—	$(101,394)
Total Liabilities	$—	$(101,394)	$—	$(101,394)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	EU Euro	956,259	Buy	07/12/12	$1,200,000	$1,210,265	$10,265
State Street Bank	EU Euro	1,059,115	Buy	07/12/12	1,336,000	1,340,442	4,442
							$14,707
The Bank of New York Mellon Corp.	EU Euro	6,183,749	Sell	07/12/12	$7,759,925	$7,826,303	$(66,378)
State Street Bank	British Pound	4,667,592	Sell	07/12/12	7,274,932	7,309,948	(35,016)
							$(101,394)

See Accompanying Notes to Financial Statements

ING JPMORGAN  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Financials	25.9%
Consumer Discretionary	20.1%
Utilities	12.7%
Industrials	8.9%
Materials	7.7%
Information Technology	6.4%
Consumer Staples	6.3%
Health Care	5.0%
Energy	3.6%
Telecommunication Services	0.5%
Assets in Excess of Other Liabilities*	2.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Consumer Discretionary: 20.1%
12,250	@	Autozone, Inc.	$4,497,832	1.2
123,500		CBS Corp. - Class B	4,048,330	1.1
65,300		Family Dollar Stores, Inc.	4,341,144	1.1
137,400		Gap, Inc.	3,759,264	1.0
64,500		Genuine Parts Co.	3,886,125	1.0
113,100		Kohl's Corp.	5,144,919	1.3
139,906		Marriott International, Inc.	5,484,315	1.4
52,900	@	Mohawk Industries, Inc.	3,694,007	1.0
55,100		PVH Corp.	4,286,229	1.1
97,300		TJX Cos., Inc.	4,177,089	1.1
995,679		Other Securities (a)	33,681,239	8.8
			77,000,493	20.1
		Consumer Staples: 6.3%
79,400		Beam, Inc.	4,961,706	1.3
51,600		Hershey Co.	3,716,748	1.0
56,800	@	Ralcorp Holdings, Inc.	3,790,832	1.0
176,775		Other Securities	11,683,210	3.0
			24,152,496	6.3
		Energy: 3.6%
69,200		Devon Energy Corp.	4,012,908	1.0
84,100		EQT Corp.	4,510,283	1.2
181,697		Other Securities	5,318,848	1.4
			13,842,039	3.6
		Financials: 25.9%
15,013	@	Alleghany Corp.	5,100,667	1.4
109,400		Ameriprise Financial, Inc.	5,717,244	1.5
302,800		Charles Schwab Corp.	3,915,204	1.0
50,100		Chubb Corp.	3,648,282	1.0
323,200		Fifth Third Bancorp.	4,330,880	1.1
166,000	@	Invesco Ltd.	3,751,600	1.0

Shares			Value	Percentage of Net Assets
174,800		Loews Corp.	$7,151,068	1.9
56,961		M&T Bank Corp.	4,703,270	1.2
190,900		Marsh & McLennan Cos., Inc.	6,152,707	1.6
79,900		Regency Centers Corp.	3,800,843	1.0
179,700		SunTrust Bank	4,354,131	1.2
67,300		T. Rowe Price Group, Inc.	4,237,208	1.1
120,900		WR Berkley Corp.	4,705,428	1.2
187,500		XL Group PLC	3,945,000	1.0
1,689,881		Other Securities	33,653,470	8.7
			99,167,002	25.9
		Health Care: 5.0%
97,580		AmerisourceBergen Corp.	3,839,773	1.0
94,000		Cigna Corp.	4,136,000	1.1
139,300		Lincare Holdings, Inc.	4,738,986	1.2
86,300		Other Securities	6,619,927	1.7
			19,334,686	5.0
		Industrials: 8.9%
84,000		Ametek, Inc.	4,192,440	1.1
80,400		Carlisle Cos., Inc.	4,262,808	1.1
247,017		Republic Services, Inc.	6,536,070	1.7
67,341		Snap-On, Inc.	4,191,977	1.1
394,079		Other Securities (a)	15,023,265	3.9
			34,206,560	8.9
		Information Technology: 6.4%
89,900		Amphenol Corp.	4,937,308	1.3
123,500		Analog Devices, Inc.	4,652,245	1.2
109,700	@	Arrow Electronics, Inc.	3,599,257	1.0
137,600		Jack Henry & Associates, Inc.	4,749,952	1.2
131,600	@	Synopsys, Inc.	3,872,988	1.0
81,100		Other Securities	2,722,527	0.7
			24,534,277	6.4

See Accompanying Notes to Financial Statements

ING JPMORGAN  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Materials: 7.7%
76,408	Albemarle Corp.	$4,556,973	1.2
147,000	Ball Corp.	6,034,350	1.6
33,800	Sherwin-Williams Co.	4,473,430	1.2
56,300	Sigma-Aldrich Corp.	4,162,259	1.1
91,300	Silgan Holdings, Inc.	3,897,597	1.0
95,520	Other Securities	6,171,601	1.6
		29,296,210	7.7
	Telecommunication Services: 0.5%
87,887	Other Securities	1,871,114	0.5
	Utilities: 12.7%
198,600	CMS Energy Corp.	4,667,100	1.2
128,200	Energen Corp.	5,785,666	1.5
133,772	Northeast Utilities	5,191,691	1.4
278,000	NV Energy, Inc.	4,887,240	1.3
88,900	Pacific Gas & Electric Co.	4,024,503	1.1
76,600	Sempra Energy	5,276,208	1.4
158,100	Westar Energy, Inc.	4,735,095	1.2
111,500	Wisconsin Energy Corp.	4,412,055	1.2
167,800	Xcel Energy, Inc.	4,767,198	1.2
163,900	Other Securities	4,701,361	1.2
		48,448,117	12.7
	Total Common Stock (Cost $314,146,776)	371,852,994	97.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc(1): 0.6%
450,102	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $450,109, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $459,104, due 05/01/32-06/01/42)	$450,102	0.1

Principal Amount†		Value	Percentage of Net Assets
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/01/42-02/20/61)	$1,000,000	0.3
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.2
		2,450,102	0.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
10,675,002	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,675,002)	$10,675,002	2.8
	Total Short-Term Investments (Cost $13,125,104)	13,125,104	3.4
	Total Investments in Securities (Cost $327,271,880)	$384,978,098	100.5
	Liabilities in Excess of Other Assets	(1,973,035)	(0.5)
	Net Assets	$383,005,063	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

See Accompanying Notes to Financial Statements

ING JPMORGAN  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $330,874,827.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$66,228,203
Gross Unrealized Depreciation	(12,124,932)
Net Unrealized Appreciation	$54,103,271

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock*	$371,852,994	$—	$—	$371,852,994
Short-Term Investments	10,675,002	2,450,102	—	13,125,104
Total Investments, at fair value	$382,527,996	$2,450,102	$—	$384,978,098

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Geographic Diversification
as of June 30, 2012
(as a percentage of net assets)

United States	39.0%
Germany	9.4%
Japan	8.8%
France	5.5%
Sweden	5.3%
Switzerland	4.9%
Brazil	4.1%
Mexico	3.7%
Spain	3.6%
United Kingdom	3.5%
Countries between 0.1% - 3.3%^	11.6%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 11 countries, which each represents 0.1% - 3.3% of net assets.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Argentina: 0.1%
132,800	Other Securities	$1,640,080	0.1
	Australia: 0.6%
714,700	Other Securities	8,435,133	0.6
	Belgium: 0.2%
80,964	Other Securities (a)	2,192,772	0.2
	Brazil: 4.1%
378,300	Cia de Bebidas das Americas ADR	14,500,239	1.0
528,050	Embraer SA ADR	14,009,166	1.0
1,006,480	Itau Unibanco Holding SA ADR	14,010,202	1.0
3,504,500	Other Securities	17,014,762	1.1
		59,534,369	4.1
	Denmark: 1.3%
295,780	Other Securities (a)	19,140,809	1.3
	Finland: 0.6%
492,816	Other Securities	9,358,807	0.6
	France: 5.5%
171,288	LVMH Moet Hennessy Louis Vuitton S.A.	26,068,356	1.8
101,450	PPR	14,459,851	1.0
256,794	Technip S.A.	26,762,112	1.8
428,174	Other Securities	13,690,833	0.9
		80,981,152	5.5

Shares		Value	Percentage of Net Assets
	Germany: 9.4%
195,104	Allianz AG	$19,624,558	1.3
274,607	Bayer AG	19,788,034	1.4
481,494	Bayerische Motoren Werke AG	23,751,562	1.6
501,199	SAP AG	29,678,773	2.0
399,476	Siemens AG	33,566,905	2.3
75,982	Other Securities	11,833,513	0.8
		138,243,345	9.4
	India: 3.3%
587,010	ICICI Bank Ltd. ADR	19,024,994	1.3
344,345	Infosys Ltd.	15,610,949	1.1
6,242,043	Other Securities	13,838,785	0.9
		48,474,728	3.3
	Italy: 2.0%
146,738	Tod's S.p.A.	14,719,046	1.0
851,575	Other Securities	14,133,723	1.0
		28,852,769	2.0
	Japan: 8.8%
13,197	Dai-ichi Life Insurance Co., Ltd.	15,283,947	1.1
2,972	KDDI Corp.	19,172,109	1.3
66,751	Keyence Corp.	16,512,399	1.1
337,700	Murata Manufacturing Co., Ltd.	17,763,219	1.2
1,348,700	Other Securities	60,321,763	4.1
		129,053,437	8.8

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Mexico: 3.7%
3,164,182		Fomento Economico Mexicano SA de CV ADR	$28,255,310	1.9
713,964		Grupo Televisa SAB ADR	15,335,947	1.0
1,238,955		Other Securities	10,959,518	0.8
			54,550,775	3.7
		Netherlands: 1.9%
798,083		European Aeronautic Defence and Space Co. NV	28,324,608	1.9
		South Korea: 0.6%
37,654		Other Securities	8,264,852	0.6
		Spain: 3.6%
2,246,506		Banco Bilbao Vizcaya Argentaria S.A.	16,043,135	1.1
266,875		Inditex S.A.	27,585,654	1.9
574,592		Other Securities	9,236,647	0.6
			52,865,436	3.6
		Sweden: 5.3%
922,657		Assa Abloy AB	25,766,170	1.8
5,607,549		Telefonaktiebolaget LM Ericsson	51,307,523	3.5
			77,073,693	5.3
		Switzerland: 4.9%
779,769	@	Credit Suisse Group	14,267,469	1.0
279,950		Nestle S.A.	16,706,820	1.1
308,659		Transocean Ltd.	13,806,317	1.0
1,668,353	@	UBS AG - Reg	19,523,361	1.3
45,721		Other Securities	7,897,526	0.5
			72,201,493	4.9
		Taiwan: 1.0%
5,549,111		Taiwan Semiconductor Manufacturing Co., Ltd.	15,190,515	1.0
		United Kingdom: 3.5%
1,618,506		Prudential PLC	18,766,558	1.3
803,805		Unilever PLC	26,986,671	1.8
1,205,764		Other Securities	5,439,210	0.4
			51,192,439	3.5

Shares			Value	Percentage of Net Assets
		United States: 39.0%
242,300		3M Co.	$21,710,080	1.5
618,823	@	Adobe Systems, Inc.	20,031,301	1.4
521,070		Aetna, Inc.	20,201,884	1.4
852,260		Altera Corp.	28,840,478	2.0
217,540		Amgen, Inc.	15,889,122	1.1
681,710	@	Amylin Pharmaceuticals, Inc.	19,244,673	1.3
721,440		Carnival Corp.	24,723,749	1.7
289,250		Colgate-Palmolive Co.	30,110,925	2.0
1,096,120	@	eBay, Inc.	46,048,001	3.1
159,890		Goldman Sachs Group, Inc.	15,327,055	1.0
44,680	@	Google, Inc. - Class A	25,917,528	1.8
466,540		Intuit, Inc.	27,689,149	1.9
872,220	@	Juniper Networks, Inc.	14,225,908	1.0
902,530		Maxim Integrated Products	23,140,869	1.6
317,100		McDonald's Corp.	28,072,863	1.9
391,800		McGraw-Hill Cos., Inc.	17,631,000	1.2
819,180		Microsoft Corp.	25,058,716	1.7
389,730		Tiffany & Co.	20,636,204	1.4
596,080		Walt Disney Co.	28,909,880	2.0
405,990		WellPoint, Inc.	25,898,102	1.8
324,420		Zimmer Holdings, Inc.	20,879,671	1.4
2,188,010		Other Securities (a)	71,231,457	4.8
			571,418,615	39.0
		Total Common Stock (Cost $1,272,627,888)	1,456,989,827	99.4
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
		Securities Lending Collateralcc(1): 2.1%
7,281,449		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $7,281,563, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $7,427,078, due 05/01/32-06/01/42)	$7,281,449	0.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
7,281,449	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $7,281,569, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $7,427,078, due 07/01/42-02/20/61)	$7,281,449	0.5
7,281,449	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $7,281,557, collateralized by various U.S. Government Agency Obligations, 2.202%- 5.000%, Market Value plus accrued interest $7,427,078, due 04/01/24-06/01/42)	7,281,449	0.5
7,281,449	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $7,281,599, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $7,427,078, due 10/01/14-02/25/44)	7,281,449	0.5
1,532,934	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,532,959, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,563,593, due 07/01/21-04/01/42)	1,532,934	0.1
		30,658,730	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
5,777,314	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $5,777,314)	$5,777,314	0.4
	Total Short-Term Investments (Cost $36,436,044)	36,436,044	2.5
	Total Investments in Securities (Cost $1,309,063,932)	$1,493,425,871	101.9
	Liabilities in Excess of Other Assets	(28,513,033)	(1.9)
	Net Assets	$1,464,912,838	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $1,323,314,475.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$317,749,325
Gross Unrealized Depreciation	(147,637,929)
Net Unrealized Appreciation	$170,111,396
Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.6%
Consumer Staples	9.9
Energy	4.0
Financials	13.6
Health Care	10.6
Industrials	11.7
Information Technology	27.1
Materials	2.0
Telecommunication Services	1.3
Utilities	0.6
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,640,080	$—	$—	$1,640,080
Australia	—	8,435,133	—	8,435,133
Belgium	—	2,192,772	—	2,192,772
Brazil	45,524,167	14,010,202	—	59,534,369
Denmark	—	19,140,809	—	19,140,809
Finland	—	9,358,807	—	9,358,807
France	—	80,981,152	—	80,981,152
Germany	—	138,243,345	—	138,243,345
India	19,024,994	29,449,734	—	48,474,728
Italy	1,257,850	27,594,919	—	28,852,769
Japan	—	129,053,437	—	129,053,437
Mexico	54,550,775	—	—	54,550,775
Netherlands	—	28,324,608	—	28,324,608
South Korea	—	8,264,852	—	8,264,852
Spain	—	52,865,436	—	52,865,436
Sweden	—	77,073,693	—	77,073,693
Switzerland	13,806,317	58,395,176	—	72,201,493
Taiwan	—	15,190,515	—	15,190,515
United Kingdom	—	51,192,439	—	51,192,439
United States	571,418,615	—	—	571,418,615
Total Common Stock	707,222,798	749,767,029	—	$1,456,989,827
Short-Term Investments	5,777,314	30,658,730	—	36,436,044
Total Investments, at fair value	$713,000,112	$780,425,759	$—	$1,493,425,871

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

U.S. Government Agency Obligations	63.1%
U.S. Treasury Obligations	35.3%
Corporate Bonds/Notes	23.7%
Collateralized Mortgage Obligations	4.6%
Municipal Bonds	3.9%
Foreign Government Bonds	3.3%
Preferred Stock	0.5%
Certificates of Deposit	0.4%
Asset-Backed Securities	0.4%
Purchased Options	0.0%
Common Stock	0.0%
Liabilities in Excess of Other Assets*	(35.2)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.7%
		Consumer Discretionary: 0.2%
2,016,637		Other Securities	$2,030,381	0.2
		Consumer Staples: 0.0%
390,053		Other Securities	468,938	0.0
		Energy: 1.5%
200,000	#,L	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	211,500	0.0
294,000	#,L	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	309,435	0.0
3,100,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	3,358,893	0.3
300,000	#,L	Petroleos Mexicanos, 5.500%, 06/27/44	307,500	0.0
3,800,000		Petroleos Mexicanos, 6.000%-8.000%, 05/03/19-03/05/20	4,697,450	0.4
2,939,300		Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, 09/30/20	3,233,230	0.3
300,000	#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	375,075	0.0
6,477,571		Other Securities	6,653,735	0.5
			19,146,818	1.5

Principal Amount†				Value	Percentage of Net Assets
			Financials: 16.9%
	3,300,000		American International Group, Inc., 5.850%, 01/16/18	$3,658,660	0.3
EUR	6,100,000		American General Finance Corp., 4.125%, 11/29/13	6,870,413	0.6
	300,000		American General Finance Corp., 4.875%, 07/15/12	300,000	0.0
	800,000	#	ANZ National International Ltd., 6.200%, 07/19/13	838,987	0.1
	700,000	#	Banco Santander Brazil SA/Cayman Islands, 2.568%, 03/18/14	674,019	0.1
	5,600,000		Bank of America Corp., 0.797%- 6.500%, 08/01/16- 12/01/17	6,054,785	0.5
	300,000	#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	324,730	0.0
	600,000	#	Bank of Montreal, 2.850%, 06/09/15	635,482	0.0
	800,000	#,L	Bank of Nova Scotia, 1.650%, 10/29/15	818,739	0.1
	500,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	515,600	0.0
	4,100,000		Barclays Bank PLC, 5.450%, 09/12/12	4,136,449	0.3
	1,200,000	#	BBVA Bancomer SA/Texas, 6.500%, 03/10/21	1,218,000	0.1
	2,200,000	#,L	BNP Paribas, 5.186%, 06/29/49	1,914,000	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
	300,000	#	BPCE S.A., 2.375%, 10/04/13	$295,255	0.0
	300,000	#	CIT Group, Inc., 5.250%, 04/01/14	312,000	0.0
	3,200,000		Citigroup Capital XXI, 8.300%, 12/21/57	3,216,000	0.3
	7,700,000		Citigroup, Inc., 5.000%, 09/15/14	7,897,913	0.6
	8,400,000		Citigroup, Inc., 5.300%-8.500%, 08/27/12-05/22/19	8,803,612	0.7
	6,300,000	#	Commonwealth Bank of Australia, 0.878%, 07/12/13	6,325,748	0.5
	1,100,000	#	Commonwealth Bank of Australia, 6.024%, 03/29/49	1,036,498	0.1
	5,700,000	#	Credit Agricole S.A., 8.375%, 10/29/49	4,745,250	0.4
	3,300,000	#	Dexia Credit Local, 0.946%, 04/29/14	3,104,515	0.2
	700,000	#	DNB Bank ASA, 3.200%, 04/03/17	709,079	0.1
	11,900,000	#	FIH Erhvervsbank A/S, 0.838%, 06/13/13	11,904,962	1.0
	3,500,000		Ford Motor Credit Co. LLC, 7.000%, 10/01/13	3,743,551	0.3
EUR	4,800,000		General Electric Capital Corp., 5.500%, 09/15/67	5,515,566	0.4
	800,000		General Electric Capital Corp., 6.875%, 01/10/39	1,036,960	0.1
	7,400,000		Goldman Sachs Group, Inc., 3.300%, 05/03/15	7,404,936	0.6
	6,050,000		Goldman Sachs Group, Inc., 5.950%-6.750%, 09/01/17-10/01/37	6,249,168	0.5
	8,700,000		HSBC Holdings PLC, 5.100%, 04/05/21	9,737,432	0.8
	4,800,000	#	ICICI Bank Ltd../Dubai, 4.750%, 11/25/16	4,782,576	0.4
	700,000	#	International Lease Finance Corp., 6.750%, 09/01/16	756,000	0.1
	1,200,000		Lloyds TSB Bank PLC, 4.875%, 01/21/16	1,261,237	0.1

Principal Amount†				Value	Percentage of Net Assets
	6,700,000	#	Lloyds TSB Bank PLC, 5.800%, 01/13/20	$7,177,710	0.6
	3,000,000	#	Macquarie Group Ltd., 7.300%, 08/01/14	3,195,741	0.3
	8,000,000		Merrill Lynch & Co., Inc., 5.450%, 02/05/13	8,162,048	0.6
	2,200,000	L	Merrill Lynch & Co., Inc., 6.050%- 6.875%, 08/15/12- 04/25/18	2,431,244	0.2
	500,000	#	Monumental Global Funding Ltd., 5.500%, 04/22/13	517,663	0.0
	500,000	#	National Bank of Canada, 2.200%, 10/19/16	522,200	0.0
	1,400,000	#	Nationwide Building Society, 6.250%, 02/25/20	1,513,455	0.1
	300,000	#	Nordea Bank AB, 2.125%, 01/14/14	300,622	0.0
	2,900,000		Qatari Diar Finance QSC, 5.000%, 07/21/20	3,262,500	0.3
	200,000	#	Royal Bank of Scotland PLC, 4.875%, 08/25/14	205,753	0.0
	600,000	#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	468,000	0.1
EUR	2,800,000		SLM Corp., 3.125%, 09/17/12	3,549,742	0.3
	8,400,000		SLM Corp., 5.000%, 10/01/13	8,694,000	0.7
	2,600,000		SLM Corp., 5.375%-8.450%, 01/15/13-06/15/18	2,852,383	0.2
	200,000	#	Societe Generale, 5.922%, 12/31/49	136,000	0.0
	2,900,000	#	State Bank of India/London, 4.500%, 07/27/15	2,951,066	0.2
	400,000	#	Sydney Air, 5.125%, 02/22/21	428,779	0.0
	700,000	#	Temasek Financial I Ltd., 4.300%, 10/25/19	786,260	0.1
	400,000	#	Turkiye Garanti Bankasi AS, 2.966%, 04/20/16	371,000	0.0
	3,400,000	#	Westpac Banking Corp., 3.585%, 08/14/14	3,587,568	0.3
	55,955,261		Other Securities (a),(b)	42,698,202	3.4
				210,610,058	16.9

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Health Care: 0.4%
4,900,000		Other Securities	$5,637,408	0.4
		Industrials: 0.8%
7,100,000	#	Asciano Finance Ltd., 5.000%, 04/07/18	7,429,404	0.6
2,000,000	#	Noble Group Ltd., 6.750%, 01/29/20	1,940,000	0.1
900,000		Other Securities	1,005,536	0.1
			10,374,940	0.8
		Information Technology: 0.7%
5,700,000		International Business Machines Corp., 5.700%, 09/14/17	6,864,088	0.6
1,300,000		Other Securities	1,340,190	0.1
			8,204,278	0.7
		Materials: 1.3%
400,000	#	Braskem Finance Ltd., 5.750%, 04/15/21	413,000	0.0
3,800,000	#	Braskem Finance Ltd., 7.000%, 05/07/20	4,171,640	0.4
700,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	890,877	0.1
3,400,000	#	CSN Islands XI Corp., 6.875%, 09/21/19	3,723,000	0.3
1,500,000	#	CSN Resources S.A., 6.500%, 07/21/20	1,632,450	0.1
3,000,000	#,L	Gerdau Holdings, Inc., 7.000%, 01/20/20	3,360,000	0.3
300,000	#	Gerdau Trade, Inc., 5.750%, 01/30/21	312,450	0.0
1,100,000		Other Securities (b)	1,282,315	0.1
			15,785,732	1.3
		Telecommunication Services: 0.4%
200,000	#,L	Qtel International Finance Ltd., 4.750%, 02/16/21	213,500	0.0
4,000,000		Other Securities	4,599,682	0.4
			4,813,182	0.4
		Utilities: 1.5%
200,000	#	AES Corp./The, 7.375%, 07/01/21	223,500	0.0

Principal Amount†				Value	Percentage of Net Assets
	6,910,000	Z	British Transco International Finance, 5.100%, 11/04/21	$4,656,158	0.4
	6,600,000	#,L	Comision Federal de Electricidad, 4.875%, 05/26/21	7,194,000	0.6
	600,000	#,L	Electricite de France SA, 5.500%, 01/26/14	635,522	0.0
	600,000	#	Electricite de France SA, 6.500%, 01/26/19	707,538	0.1
	400,000	#	Electricite de France SA, 6.950%, 01/26/39	475,858	0.0
	2,100,000	#,L	Enel Finance International S.A., 6.250%, 09/15/17	2,111,319	0.2
	200,000	#,L	ENN Energy Holdings Ltd., 6.000%, 05/13/21	201,689	0.0
	9,800,000		Other Securities	2,172,108	0.2
				18,377,692	1.5
			Total Corporate Bonds/Notes (Cost $285,360,248)	295,449,427	23.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.6%
EUR	258,294	#	Arran Residential Mortgages Funding PLC, 1.889%, 05/16/47	327,539	0.0
EUR	1,700,000	#	Arran Residential Mortgages Funding PLC, 2.089%, 05/16/47	2,161,601	0.2
	169,215	#	Banc of America Re-Remic Trust, 1.765%, 02/17/40	168,942	0.0
	200,000	#	BCAP LLC Trust, 5.530%, 03/26/37	156,000	0.0
	1,600,000	#	BCRR Trust, 5.858%, 07/17/40	1,828,180	0.2
	3,805,129		Bear Stearns Adjustable Rate Mortgage Trust, 2.570%-5.352%, 11/25/34-02/25/36	3,661,746	0.3
	656,877	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.585%, 06/25/35	561,917	0.0
	445,621	#	Credit Suisse Mortgage Capital Certificates, 0.412%, 10/15/21	417,501	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
2,385,382	#	Credit Suisse Mortgage Capital Certificates, 0.472%, 10/15/21	$2,274,989	0.2
2,400,000		Credit Suisse Mortgage Capital Certificates, 5.695%-5.851%, 03/15/39-09/15/40	2,586,366	0.2
5,825,913		Granite Master Issuer PLC, 0.424%, 12/20/54	5,606,276	0.5
603,143	#	GS Mortgage Securities Corp. II, 1.103%, 03/06/20	599,436	0.1
1,700,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, 11/15/43	1,867,907	0.2
8,000,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%-5.882%, 05/15/47-02/15/51	9,031,004	0.7
4,800,000		Morgan Stanley Capital I, 5.809%- 6.076%, 06/11/49- 12/12/49	5,460,609	0.4
151,196	#	Structured Asset Securities Corp., 2.797%, 10/28/35	119,946	0.0
558,436	#	Wachovia Bank Commercial Mortgage Trust, 0.322%, 06/15/20	520,249	0.0
4,369,395		Washington Mutual Mortgage Pass-through Certificates, 0.555%-5.366%, 02/27/34-08/25/46	3,614,953	0.3
18,294,908		Other Securities	16,744,955	1.3
		Total Collateralized Mortgage Obligations (Cost $55,272,470)	57,710,116	4.6
MUNICIPAL BONDS: 3.9%
		California: 1.9%
4,000,000		Bay Area Toll Authority, 7.043%, 04/01/50	5,701,280	0.5
3,500,000		Los Angeles Department of Airports, 6.582%, 05/15/39	4,469,430	0.4

Principal Amount†			Value	Percentage of Net Assets
450,000	#	Orange County Sanitation District, 10.200%, 02/01/33	$496,080	0.0
6,000,000		Southern California Public Power Authority, 5.943%, 07/01/40	7,310,400	0.6
1,500,000		State of California, 5.650%-7.700%, 11/01/30-04/01/39	1,809,633	0.1
3,700,000		Other Securities	4,499,927	0.3
			24,286,750	1.9
		Illinois: 0.2%
2,500,000		Other Securities	2,877,726	0.2
		Nebraska: 0.0%
500,000		Other Securities	598,645	0.0
		Nevada: 0.4%
3,300,000		City of North Las Vegas NV, 6.572%, 06/01/40	3,818,892	0.3
600,000		Other Securities	827,616	0.1
			4,646,508	0.4
		New Jersey: 0.1%
600,000		Other Securities	602,316	0.1
		New York: 0.8%
7,800,000		New York City Municipal Water Finance Authority, 5.000%-6.282%, 06/15/42-06/15/44	9,522,045	0.8
300,000		Other Securities	305,573	0.0
			9,827,618	0.8
		Ohio: 0.0%
400,000		Other Securities	313,416	0.0
		Texas: 0.5%
5,100,000		City of San Antonio TX, 5.808%-6.308%, 02/01/37-02/01/41	6,237,827	0.5
		Total Municipal Bonds (Cost $40,338,736)	49,390,806	3.9
ASSET-BACKED SECURITIES: 0.4%
		Home Equity Asset-Backed Securities: 0.0%
456,002		Other Securities	419,134	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Other Asset-Backed Securities: 0.4%
3,300,000	#	Hillmark Funding, 0.717%, 05/21/21	$3,116,939	0.3
1,520,203		Other Securities	1,379,075	0.1
			4,496,014	0.4
		Total Asset-Backed Securities (Cost $5,070,724)	4,915,148	0.4
CERTIFICATES OF DEPOSIT: 0.4%
5,600,000		Intesa Sanpaolo/ New York, 2.375%, 12/21/12	5,461,764	0.4
		Total Certificates of Deposit (Cost $5,596,640)	5,461,764	0.4
U.S. TREASURY OBLIGATIONS: 35.3%
		Treasury Inflation Indexed Protected Securities: 4.2%
6,302,734		0.125%, due 01/15/22	6,682,373	0.5
5,498,550		0.750%, due 02/15/42	5,801,828	0.4
11,569,800	S	1.125%, due 01/15/21	13,342,328	1.1
5,358,300	S	2.500%, due 01/15/29	7,455,571	0.6
15,568,587		0.125%-3.625%, due 04/15/16- 04/15/28	19,688,665	1.6
			52,970,765	4.2
		U.S. Treasury Bonds: 1.1%
12,100,000		3.000%-3.375%, due 11/15/19- 05/15/42	13,303,236	1.1
		U.S. Treasury Notes: 30.0%
54,800,000		0.625%, due 05/31/17	54,581,677	4.4
5,100,000		0.875%, due 02/28/17	5,147,017	0.4
36,600,000		1.125%, due 05/31/19	36,685,791	2.9
54,900,000		0.750%, due 06/30/17	54,990,091	4.4
25,000,000		0.875%, due 01/31/17	25,230,475	2.0
64,400,000	S	0.875%, due 04/30/17	64,933,296	5.2
73,200,000		1.000%, due 03/31/17	74,252,250	6.0
	15,000,000	1.250%, due 04/30/19	15,176,955	1.2
2,000,000		1.375%, due 11/30/18	2,047,188	0.2

Principal Amount†			Value	Percentage of Net Assets
40,000,000	S	1.500%, due 08/31/18	$41,303,120	3.3
			374,347,860	30.0
		Total U.S. Treasury Obligations (Cost $433,210,042)	440,621,861	35.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 63.1%
		Federal Home Loan Mortgage Corporation: 5.6%##
8,600,000		1.000%, due 03/08/17	8,660,355	0.7
32,600,000		1.000%, due 06/29/17	32,734,964	2.6
5,700,000		1.750%, due 05/30/19	5,843,355	0.5
6,263,859		4.500%, due 09/01/41	6,712,150	0.5
11,863,859		0.392%-6.000%, due 04/18/16- 10/25/44	13,012,424	1.1
2,407,095		Other Securities (c)	2,539,978	0.2
			69,503,226	5.6
		Federal National Mortgage Association: 53.2%##
13,900,000		1.250%, due 01/30/17	14,141,096	1.1
27,600,000		1.375%, due 11/15/16	28,290,718	2.3
18,700,000		1.625%, due 10/26/15	19,385,336	1.6
57,000,000	W	3.500%, due 02/25/26	60,241,875	4.8
65,000,000	W	3.500%, due 08/15/42	68,158,597	5.5
47,000,000	W	4.000%, due 02/25/39	50,032,971	4.0
25,000,000	W	4.000%, due 06/25/39	26,523,439	2.1
8,692,059		4.500%, due 01/01/26	9,326,870	0.8
8,472,128		4.500%, due 04/01/29	9,114,202	0.7
9,074,238		4.500%, due 04/01/29	9,761,943	0.8
63,000,000	W	4.500%, due 07/15/35	67,597,028	5.4
9,158,748		4.500%, due 05/01/39	10,005,981	0.8
69,000,000	W	4.500%, due 08/01/39	73,937,809	5.9
6,189,717		4.500%, due 10/01/40	6,663,650	0.5
7,000,000		4.500%, due 07/12/42	7,510,781	0.6
16,000,000	W	5.000%, due 04/25/40	17,317,504	1.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Federal National Mortgage Association (continued)
	31,000,000	W	5.500%, due 08/25/38	$33,819,069	2.7
	136,347,516	W	0.305%-6.500%, due 06/01/13- 10/01/44	145,759,065	11.7
	6,000,000	W	6.000%, due 04/15/38	6,574,689	0.5
				664,162,623	53.2
			Government National Mortgage Association: 4.3%
	20,489		0.643%, due 03/16/32	20,637	0.0
	52,000,000	W	3.000%, due 11/15/41	54,494,373	4.3
				54,515,010	4.3
			Total U.S. Government Agency Obligations (Cost $781,716,376)	788,180,859	63.1
FOREIGN GOVERNMENT BONDS: 3.3%
CAD	2,600,000	#	Canada Housing Trust No 1, 3.350%, 12/15/20	2,798,224	0.2
CAD	400,000	#	Canada Housing Trust No 1, 3.800%, 06/15/21	445,045	0.1
	400,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	425,233	0.0
CAD	7,900,000		Province of Ontario Canada, 4.700%, 06/02/37	9,340,018	0.7
	4,300,000	L	Province of Ontario Canada, 1.600%-4.400%, 09/21/16-04/14/20	4,488,135	0.4
CAD	8,800,000		Province of Ontario Canada, 3.150%-5.500%, 03/08/17-06/02/39	9,523,462	0.8
	1,200,000		Province of Quebec Canada, 2.750%- 3.500%, 07/29/20- 08/25/21	1,264,391	0.1
CAD	3,200,000		Province of Quebec Canada, 3.500%- 4.500%, 12/01/17- 12/01/22	3,432,881	0.3
	1,000,000	#	Societe Financement de l'Economie Francaise, 0.667%, 07/16/12	1,000,406	0.1

	Principal Amount†			Value	Percentage of Net Assets
	200,000	#	Societe Financement de l'Economie Francaise, 3.375%, 05/05/14	$208,163	0.0
	400,000	#,L	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	414,796	0.0
	200,000	#	Vnesheconombank Via VEB Finance PLC, 5.375%, 02/13/17	207,468	0.0
EUR	42,166,475		Other Securities	7,461,529	0.6
			Total Foreign Government Bonds (Cost $38,509,422)	41,009,751	3.3
	Shares			Value	Percentage of Net Assets
	COMMON STOCK: —%
			Consumer Discretionary: —%
	60,000		Other Securities	$—	—
			Total Common Stock (Cost $0)	—	—
	PREFERRED STOCK: 0.5%
			Financials: 0.5%
	515,000	@	Citigroup, Inc.	1,925,482	0.2
	3,400	@	Wells Fargo & Co.	3,825,000	0.3
			Total Preferred Stock (Cost $11,949,120)	5,750,482	0.5
	# of Contracts			Value	Percentage of Net Assets
	PURCHASED OPTIONS: 0.0%
			Options on Exchange Traded Futures Contracts: 0.0%
	3,300	@	90-Day Eurodollar September Futures (CME), Strike @ 93.000, Exp. 09/17/12	$20,625	0.0
			Total Purchased Options (Cost $26,103)	20,625	0.0
			Total Long-Term Investments (Cost $1,657,049,881)	1,688,510,839	135.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
		U.S. Treasury Bills: 1.0%
567,000	S	United States Treasury Bill, 0.100%, 10/25/12	$566,819	0.1
301,000	S	United States Treasury Bill, 0.110%, 11/15/12	300,869	0.0
511,000	S	United States Treasury Bill, 0.110%, 11/08/12	510,790	0.0
11,100,000		United States Treasury Bill, 0.200%, 06/27/13	11,077,567	0.9
			12,456,045	1.0
		Securities Lending Collateralcc(1): 1.3%
3,957,372		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $3,957,434, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $4,036,519, due 05/01/32-06/01/42)	3,957,372	0.3
3,957,372		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $3,957,437, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,036,519, due 07/01/42-02/20/61)	3,957,372	0.3

Principal Amount†		Value	Percentage of Net Assets
3,957,372	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $3,957,431, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $4,036,519, due 04/01/24-06/01/42)	$3,957,372	0.3
3,957,372	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $3,957,453, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,036,519, due 10/01/14-02/25/44)	3,957,372	0.3
833,128	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $833,142, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $849,791, due 07/01/21-04/01/42)	833,128	0.1
		16,662,616	1.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Foreign Government Bonds: 2.5%
MXN	79,700,000	Z	Mexico Cetes, 4.070%, 07/05/12	$5,971,268	0.5
MXN	332,000,000	Z	Mexico Cetes, 4.520%, 08/23/12	24,720,451	2.0
				30,691,719	2.5
			Total Short-Term Investments (Cost $59,137,054)	59,810,380	4.8
			Total Investments in Securities (Cost $1,716,186,935)	$1,748,321,219	140.0
			Liabilities in Excess of Other Assets	(499,487,512)	(40.0)
			Net Assets	$1,248,833,707	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the

Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

L  Loaned security, a portion or all of the security is on loan at June 30, 2012.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  The grouping contains securities in default.

(b)  This grouping contains securities on loan.

(c)  The grouping contains certain securities on a when-issued or delayed-delivery basis.

BRL  Brazilian Real

CAD  Canadian Dollar

DKK  Danish Krone

EUR  EU Euro

GBP  British Pound

JPY  Japanese Yen

MXN  Mexican Peso

  Cost for federal income tax purposes is $1,716,231,755.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$49,460,363
Gross Unrealized Depreciation	(17,370,899)
Net Unrealized Appreciation	$32,089,464

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	3,825,000	1,925,482	—	5,750,482
Purchased Options	20,625	—	—	20,625
Corporate Bonds/Notes	960,748	294,488,679	—	295,449,427
Collateralized Mortgage Obligations	—	57,710,116	—	57,710,116
Municipal Bonds	—	49,390,806	—	49,390,806
Short-Term Investments	—	59,810,380	—	59,810,380
Asset-Backed Securities	—	4,915,148	—	4,915,148
U.S. Treasury Obligations	—	440,621,861	—	440,621,861
U.S. Government Agency Obligations	—	788,180,859	—	788,180,859
Foreign Government Bonds	—	41,009,751	—	41,009,751
Certificates of Deposit	—	5,461,764	—	5,461,764
Total Investments, at fair value	$4,806,373	$1,743,514,846	$—	$1,748,321,219

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Other Financial Instruments+
Futures	$252,983	$—	$—	$252,983
Swaps	—	2,317,168	—	2,317,168
Forward Foreign Currency Contracts	—	717,406	—	717,406
Total Assets	$5,059,356	$1,746,549,420	$—	$1,751,608,776
Liabilities Table
Other Financial Instruments+
Sales Commitments	$—	$(1,071,563)	$—	$(1,071,563)
Written Options	—	(293,375)	—	(293,375)
Swaps	(9,373,810)	(1,802,281)	—	(11,176,091)
Forward Foreign Currency Contracts	—	(2,450,055)	—	(2,450,055)
Total Liabilities	$(9,373,810)	$(5,617,274)	$—	$(14,991,084)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	153,000	Buy	07/03/12	$239,975	$239,619	$(356)
Barclays Bank PLC	EU Euro	800,000	Buy	07/16/12	1,037,486	1,012,531	(24,955)
Barclays Bank PLC	EU Euro	1,255,000	Buy	09/14/12	1,560,768	1,589,388	28,620
Barclays Bank PLC	Brazilian Real	1,260,034	Buy	08/02/12	618,300	622,868	4,568
BNP Paribas	EU Euro	630,000	Buy	07/03/12	802,533	797,286	(5,247)
Citigroup, Inc.	New Zealand Dollar	429,000	Buy	07/19/12	324,642	342,950	18,308
HSBC	Indonesian Rupiah	28,923,496,000	Buy	07/02/12	3,201,272	3,079,424	(121,848)
JPMorgan Chase & Co.	EU Euro	629,000	Buy	07/03/12	802,085	796,020	(6,065)
JPMorgan Chase & Co.	Mexican Peso	645,227	Buy	08/15/12	46,182	48,145	1,963
JPMorgan Chase & Co.	EU Euro	330,000	Buy	09/14/12	416,141	417,926	1,785
JPMorgan Chase & Co.	Indian Rupee	183,483,000	Buy	07/12/12	3,947,569	3,277,628	(669,941)
UBS AG	Australian Dollar	171,000	Buy	07/19/12	168,860	174,694	5,834
UBS AG	Mexican Peso	645,227	Buy	08/15/12	46,944	48,145	1,201
UBS AG	EU Euro	500,000	Buy	07/16/12	656,473	632,833	(23,640)
UBS AG	Singapore Dollar	3,903	Buy	08/03/12	3,159	3,080	(79)
							$(789,852)
Barclays Bank PLC	Mexican Peso	5,512,000	Sell	08/15/12	400,000	411,289	(11,289)
Barclays Bank PLC	Mexican Peso	1,230,750	Sell	08/15/12	86,999	91,835	(4,836)
Barclays Bank PLC	Japanese Yen	5,932,000	Sell	09/10/12	75,419	74,287	1,132
Barclays Bank PLC	Brazilian Real	3,598,247	Sell	08/02/12	1,840,347	1,778,708	61,639
Barclays Bank PLC	Indian Rupee	84,175,000	Sell	07/12/12	1,631,615	1,503,651	127,964
Barclays Bank PLC	Indonesian Rupiah	1,914,000,000	Sell	07/02/12	205,255	203,780	1,475
Citigroup, Inc.	EU Euro	19,229,000	Sell	09/14/12	23,990,870	24,352,468	(361,598)
Deutsche Bank AG	Indian Rupee	35,644,000	Sell	07/12/12	700,000	636,722	63,278
Goldman Sachs & Co.	Indonesian Rupiah	176,336,000	Sell	07/02/12	18,951	18,774	177
Goldman Sachs & Co.	British Pound	769,000	Sell	07/03/12	1,213,578	1,204,359	9,219
HSBC	British Pound	769,000	Sell	07/03/12	1,212,502	1,204,359	8,143
HSBC	Mexican Peso	12,884,959	Sell	08/15/12	914,560	961,437	(46,877)
HSBC	Brazilian Real	207,300	Sell	08/02/12	100,000	102,474	(2,474)
HSBC	Mexican Peso	45,400,000	Sell	07/05/12	3,531,755	3,401,658	130,097
HSBC	Mexican Peso	34,300,000	Sell	07/05/12	2,671,381	2,569,975	101,406
HSBC	Danish Krone	15,413,000	Sell	08/23/12	2,649,272	2,627,595	21,677
HSBC	Indonesian Rupiah	8,268,000,000	Sell	07/02/12	885,272	880,277	4,995
HSBC	Indonesian Rupiah	3,965,000,000	Sell	07/02/12	428,649	422,146	6,503
JPMorgan Chase & Co.	Japanese Yen	63,567,000	Sell	09/10/12	797,178	796,046	1,132
JPMorgan Chase & Co.	Japanese Yen	112,288,000	Sell	09/10/12	1,397,573	1,406,177	(8,604)
JPMorgan Chase & Co.	Mexican Peso	1,240,522	Sell	08/15/12	94,899	92,564	2,335
JPMorgan Chase & Co.	Indian Rupee	16,500,000	Sell	07/12/12	324,509	294,745	29,764
JPMorgan Chase & Co.	Indian Rupee	21,719,000	Sell	07/12/12	426,699	387,974	38,725
JPMorgan Chase & Co.	Indian Rupee	25,445,000	Sell	07/12/12	500,000	454,534	45,466

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Mexican Peso	2,741,783	Sell	08/15/12	$190,746	$204,584	$(13,838)
Morgan Stanley	Mexican Peso	12,840,978	Sell	08/15/12	923,081	958,155	(35,074)
Morgan Stanley	Mexican Peso	8,700,000	Sell	08/23/12	625,135	648,645	(23,510)
UBS AG	British Pound	1,385,000	Sell	08/02/12	2,161,105	2,168,956	(7,851)
UBS AG	Mexican Peso	12,194,770	Sell	08/15/12	841,198	909,937	(68,739)
UBS AG	Japanese Yen	118,940,000	Sell	09/10/12	1,484,616	1,489,480	(4,864)
UBS AG	Mexican Peso	262,700,000	Sell	08/23/12	18,929,240	19,586,089	(656,849)
UBS AG	Mexican Peso	56,972,668	Sell	08/23/12	4,105,842	4,247,703	(141,861)
UBS AG	Canadian Dollar	27,177,000	Sell	09/20/12	26,439,085	26,644,207	(205,122)
UBS AG	Indonesian Rupiah	14,600,160,000	Sell	07/02/12	1,549,911	1,554,449	(4,538)
							$(942,797)

ING PIMCO Total Return Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	241	03/16/15	$59,710,763	$44,336
90-Day Eurodollar	117	06/15/15	28,956,038	26,740
90-Day Eurodollar	31	09/14/15	7,662,425	18,944
U.S. Treasury 10-Year Note	274	09/19/12	36,544,750	160,379
			$132,873,976	$250,399
Short Contracts
Euro-Bund	(6)	09/06/12	$(1,069,856)	$2,584
			$(1,069,856)	$2,584

ING PIMCO Total Return Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	7,500,000	$542,948	$582,844	$(39,896)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	65,154	67,801	(2,647)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	14,479	14,351	128
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	405,401	399,590	5,811
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	217,179	209,849	7,330
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	800,000	63,112	64,630	(1,518)
HSBC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	700,000	55,223	60,629	(5,406)
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,400,000	110,446	120,793	(10,347)
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	964,499	4,828	—	4,828
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708	12/20/12	USD	2,893,497	9,670	—	9,670
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	675,149	5,792	—	5,792
							$1,494,232	$1,520,487	$(26,255)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%)(4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Berkshire Hathaway Inc.	Sell	1.000	06/20/17	13.684	USD	1,900,000	$(33,129)	$(48,402)	$15,273
Citigroup, Inc.	Federal Republic of Germany	Sell	0.250	12/20/16	8.503	USD	600,000	(15,738)	(20,399)	4,661
Goldman Sachs & Co.	Federal Republic of Germany	Sell	0.250	12/20/16	8.503	USD	1,100,000	(28,852)	(37,172)	8,320

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%)(4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	500,000	$(1,992)	$(4,088)	$2,096
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	13.095	USD	2,900,000	(34,694)	(3,249)	(31,445)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	500,000	(1,992)	(8,169)	6,177
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	11.709	USD	1,000,000	(5,414)	(10,003)	4,589
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	13.095	USD	4,800,000	(57,425)	(8,996)	(48,429)
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	13.095	USD	1,100,000	(13,160)	(2,055)	(11,105)
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	500,000	(1,992)	(3,818)	1,826
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	13.449	USD	500,000	(7,061)	(2,503)	(4,558)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	800,000	(3,187)	(12,644)	9,457
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	1,600,000	(6,373)	(10,050)	3,677
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	11.709	USD	900,000	(4,873)	(5,747)	874
HSBC	Federative Republic of Brazil	Sell	1.000	03/20/16	12.693	USD	600,000	(5,871)	(1,570)	(4,301)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/16	13.095	USD	3,500,000	(41,873)	(3,922)	(37,951)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/17	14.919	USD	6,500,000	(152,114)	(88,825)	(63,289)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/17	14.919	USD	3,600,000	(84,247)	(49,195)	(35,052)
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	11.709	USD	500,000	(2,707)	(3,037)	330
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	5.810	USD	1,200,000	340	—	340
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	8.736	USD	600,000	33,835	—	33,835
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	8.736	USD	300,000	15,260	—	15,260
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	14.168	USD	1,700,000	(23,873)	(22,960)	(913)
Deutsche Bank AG	Government of France O.A.T.	Sell	0.250	03/20/16	14.470	USD	900,000	(38,806)	(26,120)	(12,686)
Morgan Stanley	Government of France O.A.T.	Sell	0.250	03/20/16	14.470	USD	500,000	(21,559)	(12,345)	(9,214)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	12/20/15	13.687	USD	700,000	(26,443)	(9,327)	(17,116)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	03/20/16	14.470	USD	500,000	(21,559)	(12,176)	(9,383)
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	03/20/16	14.470	USD	800,000	(34,494)	(23,195)	(11,299)
Barclays Bank PLC Japanese Government	20-Year Issue	Sell	1.000	03/20/17	8.451	USD	200,000	1,430	(1,478)	2,908

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%)(4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG Japanese Government	20-Year Issue	Sell	1.000	03/20/15	4.252	USD	1,000,000	$15,624	$6,235	$9,389
Deutsche Bank AG Japanese Government	20-Year Issue	Sell	1.000	03/20/17	8.451	USD	800,000	5,719	(5,374)	11,093
Goldman Sachs & Co. Japanese Government	20-Year Issue	Sell	1.000	03/20/17	8.451	USD	2,100,000	15,011	(16,455)	31,466
Goldman Sachs & Co. Japanese Government	20-Year Issue	Sell	1.000	03/20/17	8.451	USD	3,800,000	27,163	(25,546)	52,709
Goldman Sachs & Co. Japanese Government	20-Year Issue	Sell	1.000	03/20/17	8.451	USD	100,000	715	(672)	1,387
Goldman Sachs & Co. Japanese Government	20-Year Issue	Sell	1.000	06/20/17	8.986	USD	3,300,000	16,210	(9,295)	25,505
Goldman Sachs & Co. Japanese Government	20-Year Issue	Sell	1.000	06/20/17	8.986	USD	100,000	491	(282)	773
Morgan Stanley Japanese Government	20-Year Issue	Sell	1.000	03/20/17	8.451	USD	700,000	5,004	(4,391)	9,395
Morgan Stanley Japanese Government	20-Year Issue	Sell	1.000	06/20/17	8.986	USD	500,000	2,456	(1,292)	3,748
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	25.077	USD	2,900,000	(143,860)	(72,911)	(70,949)
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/18	29.274	USD	2,500,000	(242,854)	(115,736)	(127,118)
UBS Warburg LLC	Metlife Inc.	Sell	1.000	12/20/15	25.077	USD	1,600,000	(79,371)	(59,894)	(19,477)
Barclays Bank PLC	Morgan Stanley	Sell	1.000	09/20/12	23.999	USD	100,000	(321)	(416)	95
Barclays Bank PLC	People's Republic of China	Sell	1.000	03/20/16	8.658	USD	1,000,000	4,906	8,664	(3,758)
Deutsche Bank AG	People's Republic of China	Sell	1.000	03/20/15	6.636	USD	5,000,000	45,480	15,148	30,332
Deutsche Bank AG	People's Republic of China	Sell	1.000	09/20/16	9.548	USD	400,000	745	1,780	(1,035)
Goldman Sachs & Co.	People's Republic of China	Sell	1.000	09/20/16	9.548	USD	100,000	186	440	(254)
JPMorgan Chase & Co.	People's Republic of China	Sell	1.000	06/20/17	11.519	USD	8,800,000	(63,992)	(45,462)	(18,530)
Morgan Stanley	People's Republic of China	Sell	1.000	09/20/16	9.548	USD	600,000	1,118	2,517	(1,399)
UBS Warburg LLC	People's Republic of China	Sell	1.000	09/20/16	9.548	USD	300,000	559	1,255	(696)
Goldman Sachs & Co.	Republic of France	Sell	0.250	12/20/16	16.660	USD	4,600,000	(277,699)	(295,238)	17,539
HSBC	Republic of France	Sell	0.250	09/20/16	15.763	USD	300,000	(16,107)	(9,385)	(6,722)
UBS Warburg LLC	Republic of France	Sell	0.250	09/20/16	15.763	USD	100,000	(5,369)	(4,366)	(1,003)
UBS Warburg LLC	Republic of Indonesia	Sell	1.000	09/20/16	15.691	USD	300,000	(6,919)	(3,893)	(3,026)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%)(4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Republic of Korea	Sell	1.000	06/20/17	11.743	USD	5,500,000	$(45,850)	$(56,563)	$10,713
UBS Warburg LLC	Republic of Korea	Sell	1.000	06/20/17	11.743	USD	3,300,000	(27,510)	(32,409)	4,899
Deutsche Bank AG	Reynolds American Inc.	Sell	1.280	06/20/17	13.088	USD	600,000	(825)	—	(825)
Citigroup, Inc.	Ruplic of Kazakhstan	Sell	1.000	03/20/16	22.226	USD	300,000	(13,091)	(6,277)	(6,814)
HSBC	The Export-Import Bank of China	Sell	1.000	06/20/17	17.364	USD	600,000	(20,777)	(22,724)	1,947
Citigroup, Inc.	United Kingdom Gilt	Sell	1.000	12/20/16	5.549	USD	6,100,000	119,686	20,729	98,957
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	3.010	USD	4,600,000	95,425	24,059	71,366
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	3.731	USD	1,000,000	21,662	15,565	6,097
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	3.731	USD	800,000	17,330	12,330	5,000
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/16	5.549	USD	4,100,000	80,445	10,441	70,004
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	4.628	USD	400,000	8,459	5,475	2,984
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	9.262	USD	600,000	1,196	(7,165)	8,361
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	9.262	USD	600,000	1,196	(7,312)	8,508
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	10.100	USD	1,000,000	(317)	(9,680)	9,363
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	11.101	USD	8,000,000	(32,151)	(33,415)	1,264
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	9.262	USD	200,000	399	(2,437)	2,836
Deutsche Bank AG	United Mexican States	Sell	1.000	06/20/17	13.284	USD	8,800,000	(138,244)	(107,925)	(30,319)
Goldman Sachs & Co.	United Mexican States	Sell	1.000	06/20/17	13.284	USD	600,000	(9,426)	(5,768)	(3,658)
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	2.904	EUR	5,000,000	(8,170)	(45,617)	37,447
								$(1,264,231)	$(1,314,707)	$50,476

(1)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD	24,500,000	$(9,373,810)	$(3,322,212)
				$(9,373,810)	$(3,322,212)

ING PIMCO Total Return Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	09/06/16	MXN	111,000,000	$155,576	$45,050	$110,526
Counterparty: Barclays Bank PLC
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	09/13/17	MXN	26,000,000	18,865	(18,093)	36,958
Counterparty: Barclays Bank PLC
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO	09/12/16	MXN	5,700,000	63,507	1	63,506
Counterparty: Citigroup, Inc.
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	09/06/16	MXN	16,100,000	22,565	5,820	16,745
Counterparty: HSBC
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	09/13/17	MXN	13,000,000	9,432	(5,067)	14,499
Counterparty: HSBC
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	09/06/16	MXN	6,000,000	8,411	2,876	5,535
Counterparty: Morgan Stanley
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	09/13/17	MXN	9,000,000	6,530	(5,602)	12,132
Counterparty: Morgan Stanley
				$284,886	$24,985	$259,901

ING PIMCO Total Return Portfolio Written Inflation Floors Outstanding on June 30, 2012:

Inflation Floors

Counterparty	Underlying Reference Entity/Obligation	Strike Index	Floor Rate	Termination Date	Notional Amount		Premiums Received	Fair Value
Citigroup, Inc.	CPURNSA Index	215.949	0.000%	03/12/20	USD	1,600,000	$13,760	$(2,357)
Citigroup, Inc.	CPURNSA Index	216.687	0.000%	04/07/20	USD	2,000,000	17,600	(3,113)
Citigroup, Inc.	CPURNSA Index	217.965	0.000%	09/29/20	USD	2,200,000	28,380	(3,675)
Deutsche Bank AG	CPURNSA Index	215.949	0.000%	03/10/20	USD	1,000,000	7,500	(2,147)
							$67,240	$(11,292)

ING PIMCO Total Return Portfolio Written Swaptions Open on June 30, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD	6,300,000	$28,350	$(2,326)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	6,000,000	41,400	(272)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	43,000,000	552,697	(473)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	2,900,000	19,756	—
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	9,100,000	224,982	(1)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.000%	08/13/12	USD	4,700,000	48,293	(191)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD	12,600,000	88,928	(15,761)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	72,800,000	505,034	(3,298)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	36,800,000	380,272	(405)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.000%	03/18/13	USD	6,300,000	59,204	(11,977)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD	43,900,000	121,809	(16,208)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.400%	03/18/13	USD	6,400,000	124,160	(39,924)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	6,500,000	$29,087	$(294)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	24,300,000	146,407	(267)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	18,400,000	112,916	(2)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	10.000%	07/10/12	USD	4,900,000	29,522	(1)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	1.350%	08/13/12	USD	10,600,000	43,328	(2,574)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	18,600,000	86,739	(843)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	21,600,000	299,766	(238)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	11/19/12	USD	19,700,000	74,368	(362)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	05/30/13	USD	17,000,000	125,333	(85,916)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	60,000,000	470,204	(6)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	3,000,000	75,330	—
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.400%	03/18/13	USD	6,400,000	59,840	(100,744)
						Total Written Swaptions		$3,747,725	$(282,083)

The following sales commitments were held by the ING PIMCO Total Return Portfolio at June 30, 2012:

Principal Amount	Description	Fair Value
$(1,000,000)	Fannie Mae	$(1,071,563)
	Total Sales Commitments Cost $(1,070,312)	$(1,071,563)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$20,625
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	717,406
Credit contracts	Upfront payments paid on swap agreements	1,645,125
Interest rate contracts	Upfront payments paid on swap agreements	53,747
Credit contracts	Unrealized appreciation on swap agreements	676,359
Interest rate contracts	Unrealized appreciation on swap agreements	259,901
Interest rate contracts	Net Assets — Unrealized appreciation**	252,983
Total Asset Derivatives		$3,626,146
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,450,055
Credit contracts	Upfront payments received on swap agreements	1,439,345
Interest rate contracts	Upfront payments received on swap agreements	28,762
Credit contracts	Unrealized depreciation on swap agreements	652,138
Interest rate contracts	Net Assets — Unrealized depreciation***	3,322,212
Interest rate contracts	Written options, at fair value	293,375
Total Liability Derivatives		$8,185,887

*  Includes purchased options.

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(1,212,451)	$—	$(1,212,451)
Foreign exchange contracts	—	6,451,400	—	—	—	6,451,400
Interest rate contracts	41,259	—	5,658,570	6,498,245	1,504,724	13,702,798
Total	$41,259	$6,451,400	$5,658,570	$5,285,794	$1,504,724	$18,941,747
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$4,385,716	$—	$4,385,716
Foreign exchange contracts	—	(4,131,304)	—	—	—	(4,131,304)
Interest rate contracts	(15,603)	—	(2,737,246)	(5,982,550)	451,226	(8,284,173)
Total	$(15,603)	$(4,131,304)	$(2,737,246)	$(1,596,834)	$451,226	$(8,029,761)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Investment Type Allocation
as of June 30, 2012
(as a percentage of net assets)

Corporate Bonds/Notes	79.8%
Common Stock	12.3%
Preferred Stock	3.1%
Collateralized Mortgage Obligations	1.1%
Warrants	0.3%
Asset-Backed Securities	0.0%
Assets in Excess of Other Liabilities*	3.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 79.8%
		Consumer Discretionary: 12.0%
460,000	#,±	Buffalo Thunder Development Authority, 9.375%, 12/15/14	$167,900	0.2
315,000	#	Burger King Capital Holdings LLC / Burger King Capital Finance, Inc., 04/15/19	249,244	0.2
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	588,500	0.6
544,500		Chrysler Group LLC, 6.000%, 04/28/17	549,231	0.6
350,000		DR Horton, Inc., 2.000%, 05/15/14	522,375	0.5
622,000		Ford Motor Co., 4.250%, 11/15/16	867,690	0.9
104,000	#	Lennar Corp., 2.750%, 12/15/20	160,810	0.2
1,010,000	#,±	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15	85,850	0.1
145,000	#	Meritage Homes Corp., 7.000%, 04/01/22	149,712	0.1
100,000	#	Monitronics International, Inc., 9.125%, 04/01/20	96,500	0.1
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	71,187	0.1
615,269	#,&	Pegasus Solutions, Inc., 13.000%, 04/15/14	526,055	0.5
175,000	#	Pittsburgh Glass Works LLC, 8.500%, 04/15/16	161,875	0.2
200,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	214,500	0.2
620,000		Ticketmaster Entertainment, Inc., 10.750%, 08/01/16	658,750	0.7
416,000	#	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 09/01/17	443,040	0.4

Principal Amount†			Value	Percentage of Net Assets
665,000	#	Univision Communications, Inc., 6.875%, 05/15/19	$688,275	0.7
105,000	#	UR Financing Escrow Corp., 7.375%, 05/15/20	109,988	0.1
260,000	#	UR Financing Escrow Corp., 7.625%, 04/15/22	273,000	0.3
440,000	#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	459,800	0.5
7,376,609		Other Securities	4,669,777	4.8
			11,714,059	12.0
		Consumer Staples: 4.2%
430,000		Alliance One International, Inc., 5.500%, 07/15/14	413,337	0.4
825,000		Alliance One International, Inc., 10.000%, 07/15/16	831,188	0.9
350,000	#	Corsicanto Ltd., 3.500%, 01/15/32	633,063	0.6
575,000		Pilgrim's Pride Corp., 7.875%, 12/15/18	585,781	0.6
425,000	#	Post Holdings, Inc., 7.375%, 02/15/22	449,437	0.5
1,162,275		Other Securities	1,191,137	1.2
			4,103,943	4.2
		Energy: 14.0%
125,000	#	Chaparral Energy, Inc., 7.625%, 11/15/22	128,125	0.1
580,000		Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 04/01/21	600,300	0.6
500,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	518,750	0.5
307,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	295,488	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
700,000	#	Foresight Energy LLC / Foresight Energy Corp., 9.625%, 08/15/17	$704,375	0.7
75,000	#	Green Field Energy Services, Inc., 13.000%, 11/15/16	64,875	0.1
200,000	#	Holly Energy Partners L.P./Holly Energy Finance Corp., 6.500%, 03/01/20	202,000	0.2
160,000	#	Kodiak Oil & Gas Corp., 8.125%, 12/01/19	165,000	0.2
125,000	#	Laredo Petroleum, Inc., 7.375%, 05/01/22	130,313	0.1
525,000	#	Linn Energy LLC/Linn Energy Finance Corp., 6.250%, 11/01/19	515,156	0.5
970,000		Massey Energy Co., 3.250%, 08/01/15	841,475	0.9
500,000	#	Murray Energy Corp., 10.250%, 10/15/15	441,250	0.5
620,000	#	Northern Oil and Gas, Inc., 8.000%, 06/01/20	620,000	0.6
540,000		Offshore Group Investments Ltd., 11.500%, 08/01/15	588,600	0.6
240,000	#	Offshore Group Investments Ltd., 11.500%, 08/01/15	261,600	0.3
300,000	#	Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20	306,000	0.3
115,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	114,712	0.1
650,000		Plains Exploration & Production Co., 6.125%, 06/15/19	656,500	0.7
785,000		Quicksilver Resources, Inc., 7.125%, 04/01/16	608,375	0.6
170,000	#	Samson Investment Co., 9.750%, 02/15/20	169,363	0.2
100,000	#	Stone Energy Corp., 1.750%, 03/01/17	92,500	0.1
290,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.375%, 08/01/22	290,725	0.3
5,708,427		Other Securities	5,327,447	5.5
			13,642,929	14.0
		Financials: 7.3%
545,000	#	Alliant Holdings I, Inc., 11.000%, 05/01/15	568,163	0.6

Principal Amount†			Value	Percentage of Net Assets
250,000	#	Blue Fin Ltd., 14.091%, 05/28/13	$251,350	0.3
200,000	#	DFC Global Corp., 3.250%, 04/15/17	216,250	0.2
1,645,000		Forest City Enterprises, Inc., 6.500%, 02/01/17	1,583,313	1.6
40,000		Forest City Enterprises, Inc., 7.625%, 06/01/15	39,900	0.0
365,000	#	Forest City Enterprises, Inc., 4.250%, 08/15/18	362,262	0.4
150,000	#	Host Hotels & Resorts L.P., 2.500%, 10/15/29	195,187	0.2
360,000	#	HUB International Holdings, Inc., 10.250%, 06/15/15	368,550	0.4
1,000,000	#	Liberty Mutual Group, Inc., 7.000%, 03/15/37	895,000	0.9
235,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, 02/15/21	224,425	0.2
265,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	275,269	0.3
335,000	#	Reynolds Group Issuer, Inc., 8.500%, 05/15/18	329,975	0.3
525,000	#	USB Realty Corp., 1.605%, 12/22/49	390,017	0.4
110,000	#	USI Holdings Corp., 4.342%, 11/15/14	102,575	0.1
1,270,808		Other Securities	1,346,767	1.4
			7,149,003	7.3
		Health Care: 8.6%
710,000		Alere, Inc., 3.000%, 05/15/16	640,775	0.7
532,000		Cubist Pharmaceuticals, Inc., 2.500%, 11/01/17	768,075	0.8
679,414		Gentiva Health Services, Inc., 6.500%-11.500%, 05/23/16-09/01/18	606,901	0.6
350,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	374,500	0.4
305,000	#	Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	327,875	0.3
878,852	#,&	Surgical Care Affiliates, Inc., 8.875%, 07/15/15	894,232	0.9
100,000	#	USPI Finance Corp., 9.000%, 04/01/20	106,500	0.1
631,000		Vertex Pharmaceuticals, Inc., 3.350%, 10/01/15	827,399	0.9
3,778,953		Other Securities	3,816,487	3.9
			8,362,744	8.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Industrials: 9.3%
250,000	#	ADS Tactical, Inc., 11.000%, 04/01/18	$256,250	0.3
150,000	#	Aguila 3 SA, 7.875%, 01/31/18	155,250	0.1
550,000	#	CEVA Group PLC, 11.500%, 04/01/18	506,000	0.5
145,000	#	CEVA Group PLC, 11.625%, 10/01/16	151,887	0.2
509,000		General Cable Corp., 4.500%, 11/15/29	498,184	0.5
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	311,550	0.3
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	175,750	0.2
465,000		MasTec, Inc., 4.000%, 06/15/14	561,488	0.6
250,000	#	Mcron Finance Sub LLC / Mcron Finance Corp., 8.375%, 05/15/19	248,750	0.2
715,000		Navistar International Corp., 3.000%, 10/15/14	670,313	0.7
330,000		Navistar International Corp., 8.250%, 11/01/21	318,037	0.3
560,000		Roper Industries, Inc., 01/15/34	689,500	0.7
253,000	#	USG Corp., 8.375%, 10/15/18	266,915	0.3
531,000		Wesco International, Inc., 6.000%, 09/15/29	1,148,287	1.2
3,237,409		Other Securities	3,115,339	3.2
			9,073,500	9.3
		Information Technology: 8.8%
316,000	#	Allen Systems Group, Inc., 10.500%, 11/15/16	260,700	0.2
150,000	#	Emdeon, Inc., 11.000%, 12/31/19	168,750	0.2
350,000		Equinix, Inc., 3.000%, 10/15/14	592,375	0.6
75,000	#	First Data Corp., 7.375%, 06/15/19	76,875	0.1
89,000	#	First Data Corp., 8.250%, 01/15/21	89,445	0.1
571,000		Lam Research Corp., 1.250%, 05/15/18	566,004	0.6
460,000		Novellus Systems, Inc., 2.625%, 05/15/41	567,525	0.6
550,000		Nuance Communications, Inc., 2.750%, 08/15/27	761,063	0.8
200,000	#	Nuance Communications, Inc., 2.750%, 11/01/31	221,750	0.2
556,000		ON Semiconductor Corp., 2.625%, 12/15/26	574,765	0.6
65,000	#	Viasat, Inc., 6.875%, 06/15/20	65,975	0.0

Principal Amount†			Value	Percentage of Net Assets
375,000	#	Viasystems, Inc., 7.875%, 05/01/19	$375,937	0.4
545,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	393,081	0.4
150,000		WebMD Health Corp., 2.250%, 03/31/16	140,625	0.1
635,000		WebMD Health Corp., 2.500%, 01/31/18	536,575	0.6
3,272,748		Other Securities	3,188,395	3.3
			8,579,840	8.8
		Materials: 9.0%
550,000	#	Algoma Acquisition Corp., 9.875%, 06/15/15	468,875	0.5
335,574	#,&	ARD Finance SA, 11.125%, 06/01/18	313,762	0.3
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	144,787	0.2
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	681,600	0.7
639,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%- 9.000%, 02/01/18- 11/15/20	620,483	0.6
215,000	#	Ineos Finance PLC, 9.000%, 05/15/15	227,900	0.3
235,000	#	Ineos Group Holdings PLC, 8.500%, 02/15/16	216,787	0.2
150,000	#	JMC Steel Group, 8.250%, 03/15/18	149,625	0.2
200,000	#	Kaiser Aluminum Corp., 8.250%, 06/01/20	205,000	0.2
660,000	#	LyondellBasell Industries NV, 5.000%, 04/15/19	695,475	0.7
350,000	#	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	218,750	0.2
225,000	#	Molycorp, Inc., 10.000%, 06/01/20	223,875	0.2
150,000	#	New Gold, Inc., 7.000%, 04/15/20	154,875	0.2
1,400,000		Nova Chemicals Corp., 7.875%, 09/15/25	1,407,875	1.4
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	342,875	0.4
365,000	#	Sappi Papier Holding GmbH, 7.750%, 07/15/17	370,931	0.4
235,000	#	Sappi Papier Holding GmbH, 8.375%, 06/15/19	236,175	0.2
2,211,078		Other Securities	2,076,746	2.1
			8,756,396	9.0
		Telecommunication Services: 5.0%
555,000		Frontier Communications Corp., 8.750%, 04/15/22	585,525	0.6
690,000	#,&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	715,012	0.7

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services (continued)
700,000		PAETEC Holding Corp., 8.875%, 06/30/17	$757,750	0.8
810,000		Windstream Corp., 7.500%-7.750%, 10/01/21-06/01/22	848,850	0.9
3,302,406		Other Securities	1,931,387	2.0
			4,838,524	5.0
		Utilities: 1.6%
330,000	#	Intergen NV, 9.000%, 06/30/17	325,050	0.3
550,000		NRG Energy, Inc., 7.625%, 05/15/19	559,625	0.6
475,000		NRG Energy, Inc., 7.625%-7.875%, 01/15/18-05/15/21	489,000	0.5
100,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	68,750	0.1
375,624		Other Securities	130,039	0.1
			1,572,464	1.6
		Total Corporate Bonds/Notes (Cost $75,159,549)	77,793,402	79.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.1%
1,000,000	#	Timberstar Trust, 7.530%, 10/15/36	1,032,570	1.1
		Total Collateralized Mortgage Obligations (Cost $1,008,413)	1,032,570	1.1
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
120,000		Other Securities	43,486	0.0
		Total Asset-Backed Securities (Cost $55,953)	43,486	0.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: 12.3%
		Consumer Discretionary: 0.9%
39,191		Other Securities	$917,789	0.9
		Consumer Staples: 0.1%
35,400		Other Securities	122,484	0.1
		Energy: 0.6%
50,290		Other Securities	590,557	0.6

Shares			Value	Percentage of Net Assets
		Financials: 0.1%
2,445		Other Securities	$64,474	0.1
		Health Care: 3.1%
5,011	@	Alere, Inc.	774,693	0.8
11,045		Thermo Fisher Scientific, Inc.	573,346	0.6
26,892		Other Securities	1,653,615	1.7
			3,001,654	3.1
		Industrials: 2.8%
117,493		Other Securities	2,788,198	2.8
		Information Technology: 1.4%
76,315		Other Securities	1,353,341	1.4
		Materials: 3.0%
16,600		Freeport-McMoRan Copper & Gold, Inc.	565,562	0.6
31,891		Georgia Gulf Corp.	818,642	0.9
29,649		LyondellBasell Industries NV	1,193,965	1.2
104,433		Other Securities	329,680	0.3
			2,907,849	3.0
		Telecommunication Services: 0.3%
28,800		Other Securities	278,208	0.3
		Total Common Stock (Cost $9,111,476)	12,024,554	12.3
PREFERRED STOCK: 3.1%
		Energy: 0.7%
13,916		Other Securities	624,521	0.7
		Financials: 2.1%
325	#,@,P	Ally Financial, Inc.	289,565	0.3
27,580	@,P	Forest City Enterprises, Inc.	1,466,911	1.5
775	#,@	Perseus Holding Corp.	13,563	0.0
13,000		Other Securities	312,650	0.3
			2,082,689	2.1
		Industrials: 0.3%
2,200	@,P	General Cable Corp.	285,725	0.3
		Total Preferred Stock (Cost $2,800,806)	2,992,935	3.1
WARRANTS: 0.3%
		Energy: 0.0%
75		Other Securities	1,575	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Industrials: 0.3%
3,874,272	Other Securities	$291,345	0.3
	Information Technology: —%
840	Other Securities	—	—
	Total Warrants (Cost $354,469)	292,920	0.3
	Total Long-Term Investments (Cost $88,490,666)	94,179,867	96.6
SHORT-TERM INVESTMENTS: 3.0%
	Mutual Funds: 3.0%
2,919,143	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,919,143)	2,919,143	3.0
	Total Short-Term Investments (Cost $2,919,143)	2,919,143	3.0
	Total Investments in Securities (Cost $91,409,809)	$97,099,010	99.6
	Assets in Excess of Other Liabilities	417,569	0.4
	Net Assets	$97,516,579	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  Non-income producing security

&  Payment-in-kind

P  Preferred Stock may be called prior to convertible date.

±  Defaulted security

  Cost for federal income tax purposes is $91,417,985.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$11,303,288
Gross Unrealized Depreciation	(5,622,263)
Net Unrealized Appreciation	$5,681,025

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$914,099	$—	$3,690	$917,789
Consumer Staples 122,484 — — 122,484 Energy	590,557	—	—	590,557
Financials	64,474	—	—	64,474
Health Care	3,001,654	—	—	3,001,654
Industrials	2,788,198	—	—	2,788,198
Information Technology	1,353,341	—	—	1,353,341
Materials	2,907,849	—	—	2,907,849
Telecommunication Services	278,208	—	—	278,208
Total Common Stock	12,020,864	—	3,690	12,024,554
Preferred Stock	—	2,979,372	13,563	2,992,935
Warrants	1,575	291,345	—	292,920
Corporate Bonds/Notes	—	77,267,347	526,055	77,793,402
Collateralized Mortgage Obligations	—	1,032,570	—	1,032,570
Asset-Backed Securities	—	43,486	—	43,486
Short-Term Investments	2,919,143	—	—	2,919,143
Total Investments, at fair value	$14,941,582	$81,614,120	$543,308	$97,099,010

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

For the six months ended June 30, 2012, as a result of a pricing change from a broker quote to a quoted price in an active market, certain securities have transferred from Level 3 to Level 1 measurements during the period. In addition, certain securities as a result of a pricing change from unchanged unobservable market inputs becoming observable inputs, transferred from Level 3 to Level 2. The Portfolio's policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2012, securities valued at $1,276,066 were transferred from Level 3 to Levels 1 and 2, respectively, within the fair value hierarchy.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Information Technology	21.3%
Consumer Discretionary	20.2%
Industrials	14.9%
Health Care	14.7%
Financials	7.8%
Materials	7.2%
Energy	6.3%
Consumer Staples	5.3%
Telecommunication Services	1.6%
Utilities	0.4%
Assets in Excess of Other Liabilities*	0.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 20.2%
176,500	@	Carmax, Inc.	$4,578,410	0.6
124,850	@	Discovery Communications, Inc. - Class C	6,253,737	0.9
82,900	@	Dollar General Corp.	4,508,931	0.6
77,100	@	Dollar Tree, Inc.	4,147,980	0.6
249,200	@	Liberty Media Corp. - Interactive	4,433,268	0.6
150,112		Marriott International, Inc.	5,884,390	0.8
166,200		Mattel, Inc.	5,391,528	0.7
110,600		McGraw-Hill Cos., Inc.	4,977,000	0.7
141,219	@	Michael Kors Holdings Ltd.	5,908,603	0.8
133,900		Omnicom Group	6,507,540	0.9
50,100	@	O'Reilly Automotive, Inc.	4,196,877	0.6
93,300		Ross Stores, Inc.	5,828,451	0.8
82,150		Tim Hortons, Inc.	4,324,376	0.6
2,153,222		Other Securities (a)	80,431,215	11.0
			147,372,306	20.2
		Consumer Staples: 5.3%
77,200		Church & Dwight Co., Inc.	4,282,284	0.6
52,900		Whole Foods Market, Inc.	5,042,428	0.7
616,500		Other Securities	29,286,028	4.0
			38,610,740	5.3
		Energy: 6.1%
67,700		Range Resources Corp.	4,188,599	0.6
1,088,000		Other Securities (a)	40,726,175	5.5
			44,914,774	6.1
		Financials: 7.8%
39,600	@	Intercontinental Exchange, Inc.	5,384,808	0.7
65,900		Jones Lang LaSalle, Inc.	4,637,383	0.6
101,000		Starwood Hotels & Resorts Worldwide, Inc.	5,357,040	0.7

Shares			Value	Percentage of Net Assets
1,793,546		Other Securities (a)	$41,985,496	5.8
			57,364,727	7.8
		Health Care: 14.7%
59,700	@	Alexion Pharmaceuticals, Inc.	5,928,210	0.8
153,700		AmerisourceBergen Corp.	6,048,095	0.8
47,200		CR Bard, Inc.	5,071,168	0.7
45,400	@	DaVita, Inc.	4,458,734	0.6
73,900		Quest Diagnostics	4,426,610	0.6
39,300	@	Regeneron Pharmaceuticals, Inc.	4,488,846	0.6
55,600	@	SXC Health Solutions Corp.	5,516,076	0.8
1,834,800		Other Securities (a)	71,287,833	9.8
			107,225,572	14.7
		Industrials: 14.9%
77,400		CH Robinson Worldwide, Inc.	4,530,222	0.6
41,600	@	IHS, Inc.	4,481,568	0.6
73,300		Kansas City Southern	5,098,748	0.7
47,200		Roper Industries, Inc.	4,652,976	0.6
33,200		Valmont Industries, Inc.	4,016,204	0.6
22,300		WW Grainger, Inc.	4,264,652	0.6
2,423,625		Other Securities (a)	81,977,111	11.2
			109,021,481	14.9
		Information Technology: 21.1%
139,100		Altera Corp.	4,707,144	0.6
119,200		Analog Devices, Inc.	4,490,264	0.6
117,300	@	Autodesk, Inc.	4,104,327	0.6
58,800	@	Concur Technologies, Inc.	4,004,280	0.5
100,700	@	Gartner, Inc.	4,335,135	0.6
84,800		Intuit, Inc.	5,032,880	0.7
273,000	@	Nuance Communications, Inc.	6,502,860	0.9
99,900	@	Red Hat, Inc.	5,642,352	0.8

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
62,600	@	Teradata Corp.	$4,507,826	0.6
150,000	@	TIBCO Software, Inc.	4,488,000	0.6
97,000	@	Trimble Navigation Ltd.	4,462,970	0.6
128,900		Xilinx, Inc.	4,327,173	0.6
4,194,819		Other Securities (a)	97,832,441	13.4
			154,437,652	21.1
		Materials: 7.2%
21,100		CF Industries Holdings, Inc.	4,087,914	0.6
81,500		Compass Minerals International, Inc.	6,216,820	0.8
91,200		Rockwood Holdings, Inc.	4,044,720	0.5
47,500		Sherwin-Williams Co.	6,286,625	0.9
1,167,700		Other Securities (a)	31,919,662	4.4
			52,555,741	7.2
		Telecommunication Services: 1.6%
118,200	@	Crown Castle International Corp.	6,933,612	0.9
81,450	@	SBA Communications Corp.	4,646,722	0.6
34,600		Other Securities	353,958	0.1
			11,934,292	1.6
		Utilities: 0.4%
178,800		Other Securities	2,951,988	0.4
		Total Common Stock (Cost $614,749,427)	726,389,273	99.3
PREFERRED STOCK: 0.4%
		Energy: 0.2%
131,000		Other Securities	1,236,640	0.2
		Information Technology: 0.2%
175,669		Other Securities	1,726,665	0.2
		Total Preferred Stock (Cost $2,905,665)	2,963,305	0.4
		Total Long-Term Investments (Cost $617,655,092)	729,352,578	99.7
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
		Securities Lending Collateralcc(1): 3.1%
5,439,639		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $5,439,724, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%,Market Value plus accrued interest $5,548,432, due 05/01/32-06/01/42)	$5,439,639	0.7

Principal Amount†		Value	Percentage of Net Assets
5,439,639	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $5,439,728, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $5,548,432, due 07/01/42-02/20/61)	$5,439,639	0.7
5,439,639	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $5,439,719, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $5,548,432, due 04/01/24-06/01/42)	5,439,639	0.8
5,439,639	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $5,439,751, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,548,432, due 10/01/14-02/25/44)	5,439,639	0.7
1,145,184	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,145,203, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,168,088, due 07/01/21-04/01/42)	1,145,184	0.2
		22,903,740	3.1

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
1,000	T. Rowe Price Reserve Investment Fund (Cost $1,000)	$1,000	0.0
	Total Short-Term Investments (Cost $22,904,740)	22,904,740	3.1
	Total Investments in Securities (Cost $640,559,832)	$752,257,318	102.8
	Liabilities in Excess of Other Assets	(20,790,189)	(2.8)
	Net Assets	$731,467,129	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $640,855,228.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$173,141,840
Gross Unrealized Depreciation	(61,739,750)
Net Unrealized Appreciation	$111,402,090

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$147,372,306	$—	$—	$147,372,306
Consumer Staples	38,610,740	—	—	38,610,740
Energy	44,914,774	—	—	44,914,774
Financials	57,364,727	—	—	57,364,727
Health Care	107,225,572	—	—	107,225,572
Industrials	109,021,481	—	—	109,021,481
Information Technology	152,513,124	—	1,924,528	154,437,652
Materials	49,605,231	2,950,510	—	52,555,741
Telecommunication Services	11,934,292	—	—	11,934,292
Utilities	2,951,988	—	—	2,951,988
Total Common Stock	721,514,235	2,950,510	1,924,528	726,389,273
Preferred Stock	1,236,640	—	1,726,665	2,963,305
Short-Term Investments	1,000	22,903,740	—	22,904,740
Total Investments, at fair value	$722,751,875	$25,854,250	$3,651,193	$752,257,318

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Information Technology	35.3%
Consumer Discretionary	20.4%
Industrials	12.7%
Health Care	9.0%
Financials	6.7%
Energy	3.5%
Materials	3.3%
Telecommunication Services	2.6%
Consumer Staples	2.5%
Assets in Excess of Other Liabilities*	4.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Consumer Discretionary: 20.4%
181,000	@	Amazon.com, Inc.	$41,331,350	3.5
24,300	@	Autozone, Inc.	8,922,231	0.8
29,200	@	Chipotle Mexican Grill, Inc.	11,094,540	0.9
175,300		Home Depot, Inc.	9,289,147	0.8
210,300		Las Vegas Sands Corp.	9,145,947	0.8
227,711		Marriott International, Inc.	8,926,271	0.8
131,900		Nike, Inc.	11,578,182	1.0
54,059	@	Priceline.com, Inc.	35,923,287	3.1
445,500		Starbucks Corp.	23,754,060	2.0
223,500		Walt Disney Co.	10,839,750	0.9
119,600		Yum! Brands, Inc.	7,704,632	0.7
2,266,000		Other Securities (a)	60,018,325	5.1
			238,527,722	20.4
		Consumer Staples: 2.5%
100,900		Costco Wholesale Corp.	9,585,500	0.8
220,800		CVS Caremark Corp.	10,317,984	0.9
120,900		Other Securities	9,763,428	0.8
			29,666,912	2.5
		Energy: 3.5%
135,600		Schlumberger Ltd.	8,801,796	0.7
655,500		Other Securities	32,727,981	2.8
			41,529,777	3.5
		Financials: 6.7%
273,800		American Express Co.	15,937,898	1.4
371,800		American Tower Corp.	25,992,538	2.2
89,808		Franklin Resources, Inc.	9,967,790	0.8
361,100	@	Invesco Ltd.	8,160,860	0.7

Shares			Value	Percentage of Net Assets
153,800		Starwood Hotels & Resorts Worldwide, Inc.	$8,157,552	0.7
188,200		Other Securities	10,267,604	0.9
			78,484,242	6.7
		Health Care: 9.0%
88,300	@	Alexion Pharmaceuticals, Inc.	8,768,190	0.8
64,700	@	Biogen Idec, Inc.	9,341,386	0.8
71,400	@	Edwards Lifesciences Corp.	7,375,620	0.6
177,700	@	Express Scripts Holding Co.	9,920,991	0.8
146,100		McKesson Corp.	13,696,875	1.2
139,900		UnitedHealth Group, Inc.	8,184,150	0.7
767,404		Other Securities (a)	48,280,124	4.1
			105,567,336	9.0
		Industrials: 12.7%
108,900		Boeing Co.	8,091,270	0.7
617,600		Danaher Corp.	32,164,608	2.8
344,000		Fastenal Co.	13,866,640	1.2
130,600		FedEx Corp.	11,964,266	1.0
107,300		Kansas City Southern	7,463,788	0.6
113,300		Precision Castparts Corp.	18,636,717	1.6
99,900		Union Pacific Corp.	11,919,069	1.0
162,400		United Parcel Service, Inc. - Class B	12,790,624	1.1
522,700		Other Securities	32,028,245	2.7
			148,925,227	12.7
		Information Technology: 35.3%
199,600		Accenture PLC	11,993,964	1.0
229,900	@	Apple, Inc.	134,261,600	11.5

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
142,200	@	Baidu.com ADR	$16,350,156	1.4
249,000		Broadcom Corp.	8,416,200	0.7
433,500	@	eBay, Inc.	18,211,335	1.6
338,700	@	EMC Corp.	8,680,881	0.7
279,291	@	Facebook, Inc.	8,256,959	0.7
75,950	@	Google, Inc. - Class A	44,056,317	3.8
550,700	@	Juniper Networks, Inc.	8,981,917	0.8
70,600	@	LinkedIn Corp.	7,502,662	0.6
78,400		Mastercard, Inc.	33,720,624	2.9
513,300		Qualcomm, Inc.	28,580,544	2.4
343,800		Tencent Holdings Ltd.	10,152,856	0.9
172,700		Visa, Inc.	21,350,901	1.8
1,383,386		Other Securities	53,258,747	4.5
			413,775,663	35.3
		Materials: 3.3%
221,300		Praxair, Inc.	24,061,949	2.1
81,100		Sherwin-Williams Co.	10,733,585	0.9
48,100		Other Securities	3,296,293	0.3
			38,091,827	3.3
		Telecommunication Services: 2.6%
525,312	@	Crown Castle International Corp.	30,814,802	2.6
		Total Common Stock (Cost $788,527,322)	1,125,383,508	96.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
		Securities Lending Collateralcc(1): 0.8%
2,122,963		Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $2,123,003, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $2,165,422, due 04/20/61- 05/15/42)	$2,122,963	0.2

Principal Amount†		Value	Percentage of Net Assets
2,122,963	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $2,122,998, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,165,422, due 07/01/42-02/20/61)	$2,122,963	0.2
2,122,963	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $2,122,989, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $2,165,424, due 06/15/15)	2,122,963	0.2
2,122,963	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $2,123,007, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,165,422, due 10/01/14-02/25/44)	2,122,963	0.2
446,940	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $446,947, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $455,879, due 07/01/21-04/01/42)	446,940	0.0
		8,938,792	0.8

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
42,202,365	T. Rowe Price Reserve Investment Fund (Cost $42,202,365)	$42,202,365	3.6
	Total Short-Term Investments (Cost $51,141,157)	51,141,157	4.4
	Total Investments in Securities (Cost $839,668,479)	$1,176,524,665	100.4
	Liabilities in Excess of Other Assets	(4,959,520)	(0.4)
	Net Assets	$1,171,565,145	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $842,887,202.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$351,188,974
Gross Unrealized Depreciation	(17,551,511)
Net Unrealized Appreciation	$333,637,463

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$229,503,312	$9,024,410	$—	$238,527,722
Consumer Staples	29,666,912	—	—	29,666,912
Energy	41,529,777	—	—	41,529,777
Financials	78,484,242	—	—	78,484,242
Health Care	102,036,268	3,531,068	—	105,567,336
Industrials	148,925,227	—	—	148,925,227
Information Technology	391,993,019	18,409,815	3,372,829	413,775,663
Materials	38,091,827	—	—	38,091,827
Telecommunication Services	30,814,802	—	—	30,814,802
Total Common Stock	1,091,045,386	30,965,293	3,372,829	1,125,383,508
Short-Term Investments	42,202,365	8,938,792	—	51,141,157
Total Investments, at fair value	$1,133,247,751	$39,904,085	$3,372,829	$1,176,524,665

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Geographic Diversification
as of June 30, 2012
(as a percentage of net assets)

United Kingdom	16.7%
Germany	11.7%
France	9.6%
Switzerland	7.9%
Netherlands	7.3%
China	5.9%
South Korea	5.6%
Norway	3.9%
Singapore	3.5%
Hong Kong	3.4%
Countries between 0.3% - 3.4%^	20.9%
Assets in Excess of Other Liabilities	3.6%
Net Assets	100.0%

^ Includes 12 countries, which each represents 0.3% - 3.4% of net assets.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.4%
	Austria: 0.3%
159,152	Other Securities	$1,564,293	0.3
	Belgium: 0.3%
76,070	Other Securities	1,608,688	0.3
	Brazil: 1.2%
332,054	Other Securities	6,325,316	1.2
	Canada: 2.0%
596,300	Talisman Energy, Inc.	6,835,105	1.3
137,400	Other Securities	3,434,663	0.7
		10,269,768	2.0
	China: 5.9%
795,000	China Mobile Ltd.	8,727,105	1.7
18,184,000	China Telecom Corp., Ltd.	7,981,780	1.6
13,026,153	Shanghai Electric Group Co., Ltd.	5,335,389	1.1
3,820,570	Other Securities	7,860,824	1.5
		29,905,098	5.9
	France: 9.6%
476,931	AXA S.A.	6,375,965	1.3
110,730	Cie Generale des Etablissements Michelin	7,244,675	1.4
446,220	France Telecom S.A.	5,867,090	1.2
155,898	Sanofi-Aventis	11,801,635	2.3
172,448	Total S.A.	7,761,717	1.5
306,816	Other Securities	9,360,556	1.9
		48,411,638	9.6

Shares		Value	Percentage of Net Assets
	Germany: 11.7%
112,057	Bayer AG	$8,074,768	1.6
364,650	Deutsche Post AG	6,451,939	1.3
241,782	E.ON AG	5,224,710	1.0
1,029,094	Infineon Technologies AG	6,965,138	1.4
76,740	Merck KGaA	7,663,769	1.5
42,850	Muenchener Rueckversicherungs AG	6,046,327	1.2
177,226	SAP AG	10,494,535	2.1
96,313	Siemens AG	8,092,925	1.6
		59,014,111	11.7
	Hong Kong: 3.4%
1,544,700	AIA Group Ltd.	5,335,486	1.1
1,303,250	Other Securities	11,905,420	2.3
		17,240,906	3.4
	India: 2.6%
576,682	Housing Development Finance Corp.	6,800,320	1.3
202,313	ICICI Bank Ltd. ADR	6,556,964	1.3
		13,357,284	2.6
	Italy: 3.2%
387,065	ENI S.p.A.	8,223,272	1.6
3,962,736	Other Securities	8,189,012	1.6
		16,412,284	3.2
	Japan: 3.0%
589,400	Itochu Corp.	6,194,984	1.2
151,800	Toyota Motor Corp.	6,126,985	1.2
316,600	Other Securities	3,006,348	0.6
		15,328,317	3.0

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Netherlands: 7.3%
303,950		Royal Dutch Shell PLC - Class B	$10,615,040	2.1
357,255		Koninklijke Philips Electronics NV	7,039,968	1.4
237,050		Unilever NV	7,918,778	1.6
476,522		Other Securities	11,426,915	2.2
			37,000,701	7.3
		Norway: 3.9%
386,320		Statoil ASA	9,213,164	1.8
617,940		Telenor ASA	10,330,905	2.1
			19,544,069	3.9
		Portugal: 0.5%
580,950		Other Securities	2,544,361	0.5
		Singapore: 3.5%
961,582		DBS Group Holdings Ltd.	10,621,339	2.1
2,728,000		Singapore Telecommunications Ltd.	7,143,983	1.4
			17,765,322	3.5
		South Korea: 5.6%
145,608		KB Financial Group, Inc. ADR	4,759,925	1.0
105,784		LG Electronics, Inc.	5,699,914	1.1
16,884		Posco	5,405,448	1.1
22,933		Samsung Electronics Co., Ltd. GDR	12,260,864	2.4
			28,126,151	5.6
		Spain: 3.4%
900,397		Banco Santander Central Hispano S.A.	5,956,368	1.2
531,199		Telefonica S.A.	6,992,423	1.4
155,295		Other Securities	4,244,290	0.8
			17,193,081	3.4
		Sweden: 1.3%
744,650		Telefonaktiebolaget LM Ericsson	6,813,342	1.3
		Switzerland: 7.9%
100,930		Nestle S.A.	6,023,287	1.2
92,996		Novartis AG	5,199,529	1.0
59,950		Roche Holding AG - Genusschein	10,355,344	2.1
134,541	@	Swiss Re Ltd.	8,481,708	1.7
467,871		Other Securities	9,682,842	1.9
			39,742,710	7.9

Shares			Value	Percentage of Net Assets
		Taiwan: 2.4%
195,316	@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	$2,726,611	0.5
2,305,251		Taiwan Semiconductor Manufacturing Co., Ltd.	6,310,552	1.3
626,784		Other Securities	2,868,101	0.6
			11,905,264	2.4
		United Kingdom: 16.7%
1,194,330		BAE Systems PLC	5,414,639	1.1
931,060		BP PLC	6,217,788	1.2
544,857		GlaxoSmithKline PLC	12,375,871	2.4
756,800		HSBC Holdings PLC	6,695,462	1.3
1,598,725		Kingfisher PLC	7,211,860	1.4
988,660		Marks & Spencer Group PLC	5,041,799	1.0
229,268		Standard Chartered PLC	4,980,372	1.0
1,051,970		Tesco PLC	5,112,376	1.0
3,777,936		Vodafone Group PLC	10,618,828	2.1
57,352,000		Other Securities	21,028,776	4.2
			84,697,771	16.7
		United States: 0.7%
43,930		Other Securities	3,324,183	0.7
		Total Common Stock (Cost $536,978,519)	$488,094,658	96.4
		Assets in Excess of Other Liabilities	18,114,817	3.6
		Net Assets	$506,209,475	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

  Cost for federal income tax purposes is $539,471,964.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$53,447,728
Gross Unrealized Depreciation	(104,825,034)
Net Unrealized Depreciation	$(51,377,306)

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	7.1%
Consumer Staples	3.8
Energy	12.0
Financials	23.0
Health Care	10.9
Industrials	12.7
Information Technology	9.6
Materials	3.4
Telecommunication Services	6.9
Telecommunications	5.4
Utilities	1.6
Assets in Excess of Other Liabilities	3.6
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Austria	$—	$1,564,293	$—	$1,564,293
Belgium	—	1,608,688	—	1,608,688
Brazil	6,325,316	—	—	6,325,316
Canada	10,269,768	—	—	10,269,768
China	—	29,905,098	—	29,905,098
France	—	48,411,638	—	48,411,638
Germany	—	59,014,111	—	59,014,111
Hong Kong	3,339,140	13,901,766	—	17,240,906
India	6,556,964	6,800,320	—	13,357,284
Italy	—	16,412,284	—	16,412,284
Japan	—	15,328,317	—	15,328,317
Netherlands	—	37,000,701	—	37,000,701
Norway	—	19,544,069	—	19,544,069
Portugal	—	2,544,361	—	2,544,361
Singapore	—	17,765,322	—	17,765,322
South Korea	4,759,925	23,366,226	—	28,126,151
Spain	—	17,193,081	—	17,193,081
Sweden	—	6,813,342	—	6,813,342
Switzerland	—	39,742,710	—	39,742,710
Taiwan	5,594,712	6,310,552	—	11,905,264
United Kingdom	—	84,697,771	—	84,697,771
United States	3,324,183	—	—	3,324,183
Total Common Stock	40,170,008	447,924,650	—	488,094,658
Total Investments, at fair value	$40,170,008	$447,924,650	$—	$488,094,658

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

For the six months ended June 30, 2012, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio's policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2012, securities valued at $5,928,736 were transferred from Level 1 to Level 2 within the fair value hierarchy.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Information Technology	20.6%
Financials	16.3%
Health Care	15.4%
Consumer Discretionary	15.3%
Energy	13.8%
Telecommunication Services	8.8%
Materials	4.1%
Industrials	2.0%
Assets in Excess of Other Liabilities*	3.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Consumer Discretionary: 15.3%
4,734	@	Autozone, Inc.	$1,738,183	0.9
187,200		Best Buy Co., Inc.	3,923,712	2.1
69,058	@	Delphi Automotive PLC	1,760,979	0.9
144,800		Gap, Inc.	3,961,728	2.1
65,996	@	Life Time Fitness, Inc.	3,069,474	1.6
801,282	@	Office Depot, Inc.	1,730,769	0.9
253,701	@	OfficeMax, Inc.	1,283,727	0.7
206,971	@	Pulte Homes, Inc.	2,214,590	1.2
420,700		Staples, Inc.	5,490,135	2.9
57,800		Yum! Brands, Inc.	3,723,476	2.0
			28,896,773	15.3
		Energy: 13.8%
155,900	@	Alpha Natural Resources, Inc.	1,357,889	0.7
54,000		Anadarko Petroleum Corp.	3,574,800	1.9
671,800	@,L	Bankers Petroleum Ltd.	1,174,545	0.6
62,300		ExxonMobil Corp.	5,331,011	2.9
147,900		Halliburton Co.	4,198,881	2.2
1,160		Inpex Holdings, Inc.	6,515,142	3.5
84,600		Total S.A.	3,807,763	2.0
			25,960,031	13.8
		Financials: 16.3%
402,600		Bank of America Corp.	3,293,268	1.8
441,900		Charles Schwab Corp.	5,713,767	3.0
138,600		Citigroup, Inc.	3,799,026	2.0
488,100	@	Genworth Financial, Inc.	2,762,646	1.5
275,800		Hartford Financial Services Group, Inc.	4,862,354	2.6
122,335		JPMorgan Chase & Co.	4,371,029	2.3
191,300		Metlife, Inc.	5,901,605	3.1
			30,703,695	16.3

Shares			Value	Percentage of Net Assets
		Health Care: 15.4%
184,944	@	Alere, Inc.	$3,595,311	1.9
206,965	@	Community Health Systems, Inc.	5,801,229	3.1
147,081	@	Gilead Sciences, Inc.	7,542,314	4.0
48,000		St. Jude Medical, Inc.	1,915,680	1.0
125,377		Thermo Fisher Scientific, Inc.	6,508,320	3.4
61,184	@	Varian Medical Systems, Inc.	3,718,152	2.0
			29,081,006	15.4
		Industrials: 2.0%
66,000	@	Nielsen Holdings NV	1,730,520	0.9
95,029	@	Oshkosh Truck Corp.	1,990,857	1.1
			3,721,377	2.0
		Information Technology: 20.6%
150,329	@	Amdocs Ltd.	4,467,778	2.4
11,900	@	Apple, Inc.	6,949,600	3.7
78,100	@	EMC Corp.	2,001,703	1.1
10,961	@	Google, Inc. - Class A	6,358,147	3.4
171,700		Intel Corp.	4,575,805	2.4
122,128	@	Juniper Networks, Inc.	1,991,908	1.0
666,887	@	MEMC Electronic Materials, Inc.	1,447,145	0.8
118,074		Microsoft Corp.	3,611,883	1.9
62,100	@	NetApp, Inc.	1,976,022	1.0
341,400	@	Yahoo!, Inc.	5,404,362	2.9
			38,784,353	20.6
		Materials: 4.1%
731,338		Tokyo Steel Manufacturing Co., Ltd.	4,326,420	2.3
162,237	L	United States Steel Corp.	3,342,082	1.8
			7,668,502	4.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Telecommunication Services: 8.2%
743		KDDI Corp.	$4,793,027	2.5
207,402	@	Level 3 Communications, Inc.	4,593,954	2.4
166,430		Softbank Corp.	6,195,138	3.3
			15,582,119	8.2
		Total Common Stock (Cost $193,761,982)	180,397,856	95.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.6%
		Telecommunication Services: 0.6%
891,000		Level 3 Communications, Inc., 6.500%, 10/01/16	$1,248,514	0.6
		Total Corporate Bonds/Notes (Cost $891,000)	1,248,514	0.6
		Total Long-Term Investments (Cost $194,652,982)	181,646,370	96.3
SHORT-TERM INVESTMENTS: 5.8%
		Securities Lending Collateralcc(1): 2.4%
1,063,522		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,063,539, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,084,792, due 05/01/32-06/01/42)	1,063,522	0.6
1,063,522		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,063,539, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,084,792, due 07/01/42-02/20/61)	1,063,522	0.6

Principal Amount†		Value	Percentage of Net Assets
1,063,522	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,063,538, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,084,792, due 04/01/24-06/01/42)	$1,063,522	0.5
1,063,522	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,063,544, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,084,792, due 10/01/14-02/25/44)	1,063,522	0.6
223,898	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $223,902, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $228,376, due 07/01/21-04/01/42)	223,898	0.1
		4,477,986	2.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.4%
6,359,198	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $6,359,198)	$6,359,198	3.4
	Total Short-Term Investments (Cost $10,837,184)	10,837,184	5.8
	Total Investments in Securities (Cost $205,490,166)	$192,483,554	102.1
	Liabilities in Excess of Other Assets	(4,025,637)	(2.1)
	Net Assets	$188,457,917	100.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2012.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

  Cost for federal income tax purposes is $207,681,445.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$14,667,212
Gross Unrealized Depreciation	(29,865,103)
Net Unrealized Depreciation	$(15,197,891)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$28,896,773	$—	$—	$28,896,773
Energy	15,637,126	10,322,905	—	25,960,031
Financials	30,703,695	—	—	30,703,695
Health Care	29,081,006	—	—	29,081,006
Industrials	3,721,377	—	—	3,721,377
Information Technology	38,784,353	—	—	38,784,353
Materials	3,342,082	4,326,420	—	7,668,502
Telecommunication Services	4,593,954	10,988,165	—	15,582,119
Total Common Stock	154,760,366	25,637,490	—	180,397,856
Corporate Bonds/Notes	—	1,248,514	—	1,248,514
Short-Term Investments	6,359,198	4,477,986	—	10,837,184
Total Investments, at fair value	$161,119,564	$31,363,990	$—	$192,483,554

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING UBS   SUMMARY PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Information Technology	19.1%
Financials	17.4%
Health Care	15.6%
Consumer Discretionary	13.0%
Energy	11.5%
Industrials	9.9%
Materials	4.0%
Utilities	3.4%
Consumer Staples	3.1%
Telecommunication Services	1.4%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 13.0%
10,600	@	Amazon.com, Inc.	$2,420,510	1.7
39,700		Coach, Inc.	2,321,656	1.6
67,800		Comcast Corp. - Class A	2,167,566	1.5
43,100		Kohl's Corp.	1,960,619	1.4
27,200		Starbucks Corp.	1,450,304	1.0
67,900		Time Warner, Inc.	2,614,150	1.9
37,600		Viacom - Class B	1,767,952	1.3
86,600		Other Securities	3,593,754	2.6
			18,296,511	13.0
		Consumer Staples: 3.1%
20,600		Colgate-Palmolive Co.	2,144,460	1.5
24,800		Philip Morris International, Inc.	2,164,048	1.6
			4,308,508	3.1
		Energy: 11.5%
37,200		Baker Hughes, Inc.	1,528,920	1.1
36,500	@	Ensco PLC	1,714,405	1.2
20,600		EOG Resources, Inc.	1,856,266	1.3
33,100		ExxonMobil Corp.	2,832,367	2.0
48,100		Halliburton Co.	1,365,559	1.0
37,200		Hess Corp.	1,616,340	1.1
145,900	@	McDermott International, Inc.	1,625,326	1.2
55,400		Noble Corp.	1,802,162	1.3
79,600		Other Securities (a)	1,885,817	1.3
			16,227,162	11.5
		Financials: 17.4%
55,100		American Capital Agency Corp.	1,851,911	1.3
110,679		Citigroup, Inc.	3,033,711	2.2
5,700		CME Group, Inc.	1,528,227	1.1
20,900		Digital Realty Trust, Inc.	1,568,963	1.1

Shares			Value	Percentage of Net Assets
76,100	@	Invesco Ltd.	$1,719,860	1.2
83,300		JPMorgan Chase & Co.	2,976,309	2.1
70,500		Lincoln National Corp.	1,541,835	1.1
53,300		Metlife, Inc.	1,644,305	1.2
130,400		Morgan Stanley	1,902,536	1.3
75,700		US Bancorp.	2,434,512	1.7
131,200		Wells Fargo & Co.	4,387,328	3.1
			24,589,497	17.4
		Health Care: 15.6%
33,900		Baxter International, Inc.	1,801,785	1.3
41,700	@	Gilead Sciences, Inc.	2,138,376	1.5
54,300		HCA Holdings, Inc.	1,652,349	1.2
58,800	@	Hospira, Inc.	2,056,824	1.5
49,500		Medtronic, Inc.	1,917,135	1.4
49,173		Merck & Co., Inc.	2,052,973	1.4
41,400		Teva Pharmaceutical Industries Ltd. ADR	1,632,816	1.1
25,900		UnitedHealth Group, Inc.	1,515,150	1.1
197,400		Other Securities (a)	7,196,752	5.1
			21,964,160	15.6
		Industrials: 9.9%
31,900		Boeing Co.	2,370,170	1.7
43,700		General Dynamics Corp.	2,882,452	2.0
246,000	@	Hertz Global Holdings, Inc.	3,148,800	2.2
54,800		Illinois Tool Works, Inc.	2,898,372	2.1
37,900		Norfolk Southern Corp.	2,720,083	1.9
			14,019,877	9.9
		Information Technology: 19.1%
96,800	@	Adobe Systems, Inc.	3,133,416	2.2
12,600	@	Apple, Inc.	7,358,400	5.2
210,200	@	Atmel Corp.	1,408,340	1.0
41,300		Broadcom Corp.	1,395,940	1.0
44,700	@	Sandisk Corp.	1,630,656	1.2

See Accompanying Notes to Financial Statements

ING UBS   SUMMARY PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
97,500	@,L	ServiceSource International, Inc.	$1,350,375	1.0
55,300	@	Skyworks Solutions, Inc.	1,513,561	1.1
140,800	@	Symantec Corp.	2,057,088	1.5
483,900		Other Securities (a)	7,008,676	4.9
			26,856,452	19.1
		Materials: 4.0%
50,400		Celanese Corp.	1,744,848	1.2
69,200		Dow Chemical Co.	2,179,800	1.6
44,000		Other Securities	1,664,332	1.2
			5,588,980	4.0
		Telecommunication Services: 1.4%
276,800		Other Securities	2,051,258	1.4
		Utilities: 3.4%
34,100		Edison International	1,575,420	1.1
24,100		NextEra Energy, Inc.	1,658,321	1.2
34,300		Pacific Gas & Electric Co.	1,552,761	1.1
			4,786,502	3.4
		Total Common Stock (Cost $131,839,599)	138,688,907	98.4
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
		Securities Lending Collateralcc(1): 2.8%
921,685		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $921,699, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $940,119, due 05/01/32-06/01/42)	$921,685	0.7
1,000,000		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/01/42-02/20/61)	1,000,000	0.7

Principal Amount†		Value	Percentage of Net Assets
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	$1,000,000	0.7
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 10/01/14-02/25/44)	1,000,000	0.7
		3,921,685	2.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
2,207,924	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,207,924)	$2,207,924	1.6
	Total Short-Term Investments (Cost $6,129,609)	6,129,609	4.4
	Total Investments in Securities (Cost $137,969,208)	$144,818,516	102.8
	Liabilities in Excess of Other Assets	(3,935,389)	(2.8)
	Net Assets	$140,883,127	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2012.

See Accompanying Notes to Financial Statements

ING UBS   SUMMARY PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $138,577,884.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$19,553,165
Gross Unrealized Depreciation	(13,312,533)
Net Unrealized Appreciation	$6,240,632

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Common Stock*	$138,688,907	$—	$—	$138,688,907
Short-Term Investments	2,207,924	3,921,685	—	6,129,609
Total Investments, at fair value	$140,896,831	$3,921,685	$—	$144,818,516

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

Investment Adviser

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UIPI  (0612-082412)

Semi-Annual Report

June 30, 2012

Classes ADV, S and S2

ING Partners, Inc.

■  ING Fidelity® VIP Contrafund® Portfolio*

■  ING Fidelity® VIP Equity-Income Portfolio*

■  ING Fidelity® VIP Mid Cap Portfolio*

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

MUTUAL FUNDS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	5

Statements of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	9

Notes to Financial Statements	12

Portfolios of Investments	19

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these "risk-on" and "risk-off" periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing ("QE"), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks' excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it's quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 27, 2012

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter's upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region's index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product ("GDP") growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its "Operation Twist" program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone's enduring sovereign debt crisis continued to move markets the most. The European Central Bank's €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations ("LTRO") was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another "summit" meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone's deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs' recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan's newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.'s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.

Barclays Capital Mortgage-Backed Securities Index	An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital High Yield Bond—2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012, unless otherwise indicated. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Fidelity® VIP Contrafund® Portfolio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
Class ADV	$1,000.00	$1,089.50	1.44%	$7.48	$1,000.00	$1,017.70	1.44%	$7.22
Class S	1,000.00	1,091.20	1.19	6.19	1,000.00	1,018.95	1.19	5.97
Class S2	1,000.00	1,090.40	1.34	6.96	1,000.00	1,018.20	1.34	6.72
ING Fidelity® VIP Equity-Income Portfolio
Class ADV	$1,000.00	$1,080.10	1.35%	$6.98	$1,000.00	$1,018.15	1.35%	$6.77
Class S	1,000.00	1,081.90	1.10	5.69	1,000.00	1,019.39	1.10	5.52
Class S2	1,000.00	1,080.90	1.25	6.47	1,000.00	1,018.65	1.25	6.27
ING Fidelity® VIP Mid Cap Portfolio
Class ADV	$1,000.00	$1,064.50	1.45%	$7.44	$1,000.00	$1,017.65	1.45%	$7.27
Class S	1,000.00	1,066.40	1.20	6.17	1,000.00	1,018.90	1.20	6.02
Class S2	1,000.00	1,064.90	1.35	6.93	1,000.00	1,018.15	1.35	6.77

*  Expenses are equal to each Portfolio's respective annualized expense ratios, including the expenses of the master fund, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Mid Cap Portfolio
ASSETS:
Investments in master fund at value*(1)	$332,127,472	$17,771,369	$48,249,583
Cash	69,978	1,135	3,277
Receivables:
Investments in master fund sold	—	51,736	—
Fund shares sold	100,896	5	167,104
Reimbursement due from manager	27,128	2,526	5,332
Total assets	332,325,474	17,826,771	48,425,296
LIABILITIES:
Payable for investments in master fund purchased	100,896	5	167,104
Payable for fund shares redeemed	—	51,736	—
Payable to affiliates	93,594	5,120	13,889
Payable for trustee fees	1,769	122	244
Other accrued expenses and liabilities	22,945	1,113	4,168
Total liabilities	219,204	58,096	185,405
NET ASSETS	$332,106,270	$17,768,675	$48,239,891
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$438,857,542	$34,797,202	$55,241,737
Undistributed (distributions in excess of) net investment income	1,060,814	334,909	(81,284)
Accumulated net realized loss	(144,757,195)	(20,682,385)	(13,994,867)
Net unrealized appreciation	36,945,109	3,318,949	7,074,305
NET ASSETS	$332,106,270	$17,768,675	$48,239,891
* Cost of investments in master fund at value	$295,182,363	$14,452,419	$41,175,278
Class ADV:
Net assets	$4,530,276	$492,113	$2,114,151
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	459,341	54,475	170,870
Net asset value and redemption price per share	$9.86	$9.03	$12.37
Class S:
Net assets	$327,571,619	$17,272,237	$46,122,032
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	32,993,919	1,893,815	3,685,318
Net asset value and redemption price per share	$9.93	$9.12	$12.52
Class S2:
Net assets	$4,375	$4,325	$3,708
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	448	483	302
Net asset value and redemption price per share	$9.77	$8.95	$12.30

(1)  The master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income and ING Fidelity® VIP Mid Cap Portfolios are the Contrafund®, Equity-Income and Mid Cap Portfolios, respectively, each a series of Fidelity® Variable Insurance Products. These financial statements should be read in conjunction with the master Fidelity funds' financial statements.

See Accompanying Notes to Financial Statements
5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Mid Cap Portfolio
INVESTMENT INCOME:
Total investment income	$—	$—	$—
EXPENSES:
Distribution and service fees:
Class ADV	10,871	1,195	4,854
Class S	413,966	22,503	62,611
Class S2	11	11	9
Transfer agent fees	509	112	250
Administrative service fees	111,200	6,106	17,043
Shareholder reporting expense	3,538	976	1,342
Registration fees	122	—	61
Professional fees	16,043	1,769	3,782
Custody and accounting expense	5,917	610	1,098
Trustee fees	1,769	122	244
Miscellaneous expense	783	133	276
Total expenses	564,729	33,537	91,570
Net waived and reimbursed fees	(55,678)	(5,175)	(10,988)
Net expenses	509,051	28,362	80,582
Net investment (loss)	(509,051)	(28,362)	(80,582)
REALIZED AND UNREALIZED GAIN (LOSS) :
Net realized gain (loss) on:
Sale of investments in master fund	(2,458,921)	418,344	(134,430)
Capital gain distributions from investments in master fund	—	482,938	10,538
Net realized gain (loss)	(2,458,921)	901,282	(123,892)
Net change in unrealized appreciation (depreciation) on:
Master fund	31,545,412	579,265	3,696,003
Net change in unrealized appreciation (depreciation)	31,545,412	579,265	3,696,003
Net realized and unrealized gain	29,086,491	1,480,547	3,572,111
Increase in net assets resulting from operations	$28,577,440	$1,452,185	$3,491,529

See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio		ING Fidelity® VIP Equity-Income Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income (loss)	$(509,051)	$1,572,973	$(28,362)	$363,523
Net realized gain (loss)	(2,458,921)	(26,377,613)	901,282	(1,279,982)
Net change in unrealized appreciation	31,545,412	13,645,029	579,265	948,593
Increase (decrease) in net assets resulting from operations	28,577,440	(11,159,611)	1,452,185	32,134
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(26,874)	—	(5,971)
Class S	—	(2,518,772)	—	(300,036)
Class S2	—	(25)	—	(59)
Total distributions	—	(2,545,671)	—	(306,066)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,791,197	26,875,043	491,648	4,203,169
Reinvestment of distributions	—	2,545,646	—	306,008
	7,791,197	29,420,689	491,648	4,509,177
Cost of shares redeemed	(19,504,976)	(59,513,490)	(2,320,300)	(10,546,303)
Net decrease in net assets resulting from capital share transactions	(11,713,779)	(30,092,801)	(1,828,652)	(6,037,126)
Net increase (decrease) in net assets	16,863,661	(43,798,083)	(376,467)	(6,311,058)
NET ASSETS:
Beginning of year or period	315,242,609	359,040,692	18,145,142	24,456,200
End of year or period	$332,106,270	$315,242,609	$17,768,675	$18,145,142
Undistributed net investment income at end of year or period	$1,060,814	$1,569,865	$334,909	$363,271

See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP Mid Cap Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment (loss)	$(80,582)	$(196,297)
Net realized (loss)	(123,892)	(2,728,769)
Net change in unrealized appreciation (depreciation)	3,696,003	(4,364,254)
Increase (decrease) in net assets resulting from operations	3,491,529	(7,289,320)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class S	—	(96,372)
Class S2	—	(4)
Total distributions	—	(96,376)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,449,281	4,370,754
Reinvestment of distributions	—	96,372
	1,449,281	4,467,126
Cost of shares redeemed	(7,646,723)	(21,599,008)
Net decrease in net assets resulting from capital share transactions	(6,197,442)	(17,131,882)
Net decrease in net assets	(2,705,913)	(24,517,578)
NET ASSETS:
Beginning of year or period	50,945,804	75,463,382
End of year or period	$48,239,891	$50,945,804
Distributions in excess of net investment income/Accumulated net investment loss at end of year or period	$(81,284)	$(702)

See Accompanying Notes to Financial Statements
8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)
ING Fidelity® VIP Contrafund® Portfolio
Class ADV
06-30-12	9.05	(0.03)		0.84	0.81	—	—	—	—	9.86	8.95
12-31-11	9.42	0.01		(0.33)	(0.32)	0.05	—	—	0.05	9.05	(3.31)
12-31-10	8.16	0.03	•	1.29	1.32	0.06	—	—	0.06	9.42	16.29
12-31-09	6.24	0.05		2.09	2.14	0.02	0.20	—	0.22	8.16	34.71
12-31-08	14.62	0.05	•	(5.34)	(5.29)	0.58	2.51	—	3.09	6.24	(43.00)
12-31-07	13.28	0.03		2.12	2.15	0.02	0.79	—	0.81	14.62	16.69
Class S
06-30-12	9.10	(0.01)		0.84	0.83	—	—	—	—	9.93	9.12
12-31-11	9.47	0.05		(0.35)	(0.30)	0.07	—	—	0.07	9.10	(3.10)
12-31-10	8.20	0.06	•	1.29	1.35	0.08	—	—	0.08	9.47	16.63
12-31-09	6.28	0.06		2.12	2.18	0.06	0.20	—	0.26	8.20	35.13
12-31-08	14.72	0.06	•	(5.37)	(5.31)	0.62	2.51	—	3.13	6.28	(42.90)
12-31-07	13.37	0.09		2.11	2.20	0.06	0.79	—	0.85	14.72	16.92
Class S2
06-30-12	8.96	(0.02)		0.83	0.81	—	—	—	—	9.77	9.04
12-31-11	9.33	0.03		(0.34)	(0.31)	0.06	—	—	0.06	8.96	(3.29)
12-31-10	8.11	0.05		1.26	1.31	0.09	—	—	0.09	9.33	16.32
05-28-09(6)- 12-31-09	6.70	0.06	•	1.62	1.68	0.07	0.20	—	0.27	8.11	25.65

	Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund
	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(3)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(3)(4)	Expenses including expenses net of all reductions of the master fund(2)(3)(4)	Portfolio turnover rate of the master fund

Year or period ended	(%)	(%)	(%)	($000's)	(%)	(%)	(%)	(%)	(%)
ING Fidelity® VIP Contrafund® Portfolio
Class ADV
06-30-12	0.58	0.55	(0.55)	4,530	2	1.47	1.44	1.44	91
12-31-11	0.55	0.55	0.24	4,023	8	1.45	1.44	1.43	135
12-31-10	0.55	0.55	0.40	4,024	5	1.45	1.45	1.43	117
12-31-09	0.55	0.55	0.57	4,268	12	1.47	1.47	1.45	145
12-31-08	0.55	0.55	0.51	3,897	8	1.46	1.46	1.45	172
12-31-07	0.55	0.55	0.24	7,741	35	1.45	1.45	1.44	134
Class S
06-30-12	0.33	0.30	(0.30)	327,572	2	1.22	1.19	1.19	91
12-31-11	0.30	0.30	0.45	311,215	8	1.20	1.19	1.18	135
12-31-10	0.30	0.30	0.73	355,013	5	1.20	1.20	1.18	117
12-31-09	0.30	0.30	0.83	371,263	12	1.22	1.22	1.20	145
12-31-08	0.30	0.30	0.58	290,170	8	1.21	1.21	1.20	172
12-31-07	0.30	0.30	0.63	414,723	35	1.20	1.20	1.19	134
Class S2
06-30-12	0.58	0.45	(0.47)	4	2	1.47	1.34	1.34	91
12-31-11	0.55	0.45	0.35	4	8	1.45	1.34	1.33	135
12-31-10	0.55	0.45	0.59	4	5	1.45	1.35	1.33	117
05-28-09(6)- 12-31-09	0.55	0.45	1.27	4	12	1.47	1.37	1.35	145

See Accompanying Notes to Financial Statements
9

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)
ING Fidelity® VIP Equity-Income Portfolio
Class ADV
06-30-12	8.36	(0.02)		0.69	0.67	—	—	—	—	9.03	8.01
12-31-11	8.47	0.16		(0.16)	0.00 *	0.11	—	—	0.11	8.36	0.14
12-31-10	7.55	0.08		0.97	1.05	0.13	—	—	0.13	8.47	14.21
12-31-09	5.99	0.10		1.63	1.73	0.16	0.01	—	0.17	7.55	29.15
12-31-08	11.94	0.22		(4.97)	(4.75)	0.18	1.02	—	1.20	5.99	(43.07)
12-31-07	12.83	0.13	•	(0.01)	0.12	0.21	0.80	—	1.01	11.94	0.69
Class S
06-30-12	8.43	(0.01	)•	0.70	0.69	—	—	—	—	9.12	8.19
12-31-11	8.54	0.14	•	(0.13)	0.01	0.12	—	—	0.12	8.43	0.33
12-31-10	7.59	0.08	•	1.01	1.09	0.14	—	—	0.14	8.54	14.68
12-31-09	6.04	0.10	•	1.65	1.75	0.19	0.01	—	0.20	7.59	29.32
12-31-08	12.06	0.20	•	(4.98)	(4.78)	0.22	1.02	—	1.24	6.04	(42.96)
12-31-07	12.94	0.21		(0.05)	0.16	0.24	0.80	—	1.04	12.06	0.97
Class S2
06-30-12	8.28	(0.02)		0.69	0.67	—	—	—	—	8.95	8.09
12-31-11	8.41	0.16		(0.17)	(0.01)	0.12	—	—	0.12	8.28	0.08
12-31-10	7.50	0.09		0.97	1.06	0.15	—	—	0.15	8.41	14.46
05-28-09(6)- 12-31-09	6.21	0.11	•	1.40	1.51	0.21	0.01	—	0.22	7.50	24.73

	Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund
	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(3)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(3)(4)	Expenses including expenses net of all reductions of the master fund(2)(3)(4)	Portfolio turnover rate of the master fund

Year or period ended	(%)	(%)	(%)	($000's)	(%)	(%)	(%)	(%)	(%)
ING Fidelity® VIP Equity-Income Portfolio
Class ADV
06-30-12	0.61	0.55	(0.56)	492	5	1.41	1.35	1.35	59
12-31-11	0.55	0.55	1.83	454	20	1.36	1.36	1.35	96
12-31-10	0.55	0.55	0.90	473	8	1.36	1.35	1.35	29
12-31-09	0.55	0.55	1.65	510	14	1.38	1.38	1.38	29
12-31-08	0.55	0.55	1.83	399	23	1.37	1.37	1.37	34
12-31-07	0.55	0.55	1.01	944	24	1.35	1.35	1.35	20
Class S
06-30-12	0.36	0.30	(0.30)	17,272	5	1.16	1.10	1.10	59
12-31-11	0.30	0.30	1.66	17,687	20	1.11	1.11	1.10	96
12-31-10	0.30	0.30	1.02	23,979	8	1.11	1.10	1.10	29
12-31-09	0.30	0.30	1.62	34,044	14	1.13	1.13	1.13	29
12-31-08	0.30	0.30	2.14	32,759	23	1.12	1.12	1.12	34
12-31-07	0.30	0.30	1.61	53,573	24	1.10	1.10	1.10	20
Class S2
06-30-12	0.61	0.45	(0.49)	4	5	1.41	1.25	1.25	59
12-31-11	0.55	0.45	1.87	4	20	1.36	1.26	1.25	96
12-31-10	0.55	0.45	1.20	4	8	1.36	1.25	1.25	29
05-28-09(6)- 12-31-09	0.55	0.45	2.66	4	14	1.38	1.28	1.28	29

See Accompanying Notes to Financial Statements
10

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)
ING Fidelity® VIP Mid Cap Portfolio
Class ADV
06-30-12	11.62	(0.03)	0.78	0.75	—	—	—	—	12.37	6.45
12-31-11	13.10	(0.07)•	(1.41)	(1.48)	—	—	—	—	11.62	(11.30)
12-31-10	10.28	(0.04)	2.90	2.86	0.04	—	—	0.04	13.10	27.88
12-31-09	8.81	(0.01)	3.24	3.23	0.47	1.29	—	1.76	10.28	38.89
12-31-08	15.59	(0.03)•	(5.91)	(5.94)	—	0.84	—	0.84	8.81	(39.90)
12-31-07	13.84	(0.01)	2.03	2.02	—	0.27	—	0.27	15.59	14.64
Class S
06-30-12	11.74	(0.02)	0.80	0.78	—	—	—	—	12.52	6.64
12-31-11	13.23	(0.04)	(1.43)	(1.47)	0.02	—	—	0.02	11.74	(11.11)
12-31-10	10.38	(0.02)	2.93	2.91	0.06	—	—	0.06	13.23	28.16
12-31-09	8.88	0.01	3.29	3.30	0.51	1.29	—	1.80	10.38	39.40
12-31-08	15.72	(0.01)•	(5.95)	(5.96)	0.04	0.84	—	0.88	8.88	(39.82)
12-31-07	13.92	0.03 •	2.05	2.08	0.01	0.27	—	0.28	15.72	15.00
Class S2
06-30-12	11.55	(0.03)	0.78	0.75	—	—	—	—	12.30	6.49
12-31-11	13.02	(0.05)	(1.41)	(1.46)	0.01	—	—	0.01	11.55	(11.19)
12-31-10	10.23	(0.04)	2.89	2.85	0.06	—	—	0.06	13.02	28.02
05-28-09(6)- 12-31-09	9.95	0.01 •	2.10	2.11	0.54	1.29	—	1.83	10.23	23.22

	Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund
	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(3)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(3)(4)	Expenses including expenses net of all reductions of the master fund(2)(3)(4)	Portfolio turnover rate of the master fund

Year or period ended	(%)	(%)	(%)	($000's)	(%)	(%)	(%)	(%)	(%)
ING Fidelity® VIP Mid Cap Portfolio
Class ADV
06-30-12	0.59	0.55	(0.55)	2,114	3	1.49	1.45	1.45	185
12-31-11	0.55	0.55	(0.54)	1,783	6	1.46	1.46	1.45	84
12-31-10	0.55	0.55	(0.41)	3,453	13	1.46	1.46	1.45	25
12-31-09	0.55	0.55	(0.10)	2,613	13	1.48	1.48	1.48	57
12-31-08	0.55	0.55	(0.20)	1,953	13	1.48	1.48	1.47	145
12-31-07	0.55	0.55	(0.06)	3,315	12	1.46	1.46	1.45	113
Class S
06-30-12	0.34	0.30	(0.30)	46,122	3	1.24	1.20	1.20	185
12-31-11	0.30	0.30	(0.28)	49,159	6	1.21	1.21	1.20	84
12-31-10	0.30	0.30	(0.18)	72,007	13	1.21	1.21	1.20	25
12-31-09	0.30	0.30	0.15	63,154	13	1.23	1.23	1.23	57
12-31-08	0.30	0.30	(0.06)	49,238	13	1.23	1.23	1.22	145
12-31-07	0.30	0.30	0.20	77,608	12	1.21	1.21	1.20	113
Class S2
06-30-12	0.59	0.45	(0.45)	4	3	1.49	1.35	1.35	185
12-31-11	0.55	0.45	(0.43)	3	6	1.46	1.36	1.35	84
12-31-10	0.55	0.45	(0.33)	4	13	1.46	1.36	1.35	25
05-28-09(6)- 12-31-09	0.55	0.45	0.11	3	13	1.48	1.38	1.38	57
(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital, if any, at net asset value. Total return for periods less than one year is not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges, which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(2)  Annualized for periods less than one year.

(3)  Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/ additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the master fund.

(6)  Commencement of operations.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements
11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series ("Portfolios"), each of which has its own investment objective, policies and restrictions. The Portfolios serve as investment options underlying variable insurance products offered by Directed Services LLC ("DSL" or the "Investment Adviser") and its insurance company affiliates. The Company currently consists of forty-three active separate investment series. The three Portfolios included in this report are: ING Fidelity® VIP Contrafund® Portfolio* ("Fidelity® VIP Contrafund®"); ING Fidelity® VIP Equity-Income Portfolio ("Fidelity® VIP Equity-Income") and ING Fidelity® VIP Mid Cap Portfolio ("Fidelity® VIP Mid Cap") (each, a "Portfolio" and collectively, the "Portfolios").

Each Portfolio in this report operates as a "feeder fund" and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund ("Master Fund"). Each Master Fund is a registered open-end management investment company that has the same investment objective and substantially similar policies as each corresponding Portfolio. As of June 30, 2012, Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income and Fidelity® VIP Mid Cap Portfolios each held 2.07%, 0.31% and 0.67% of their respective Master Fund. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund acquires an indirect interest in those securities.

The Portfolios offer three classes of shares, referred to as Adviser Class ("Class ADV"), Service Class ("Class S"), and Service 2 Class ("Class S2"). Each share class represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, and any different shareholder services relating to a class of shares. Shares of the Portfolios may be offered to separate accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts.

DSL serves as the investment adviser to the Portfolios ("DSL" or "Investment Adviser"). ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

DSL, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's loss of access to services and resources of ING Groep, which could adversely affect its business and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Portfolios' advisory agreement, which would trigger the necessity for new agreement that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Security Valuation. All investments held by the Master Funds are recorded at their estimated fair value, as described below. The valuation of each Portfolio's investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds' notes to their financial statements, which accompany this report.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the adviser's or sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the fund's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio's assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the six months ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the funds are

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT, ADMINISTRATIVE FEES, AND MASTER FUNDS EXPENSES

Fidelity Management & Research Company ("FMR") serves as investment adviser to each Master Fund. FMR has day-to-day responsibility for choosing investments for each Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee(1).

Each Master Fund, Contrafund® Portfolio, Equity-Income Portfolio and Mid Cap Portfolio, pays FMR a management fee for advisory services at annual rates of 0.56%, 0.46% and 0.56%, of each respective Master Fund's current average daily net assets. Pursuant to its Investment Management Agreement with the Company, if the respective Portfolio does not invest substantially all of its assets in another investment company, DSL may charge an annual advisory fee at annual rates equal to 0.58%, 0.48% and 0.58% of average daily net assets for Fidelity VIP Contrafund®, Fidelity VIP Equity-Income and Fidelity VIP Mid Cap, respectively. If a Portfolio invests substantially all of its assets in another investment company, DSL does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

Effective May 1, 2012, under an Administrative Services Agreement, IFS acts as an administrator and provides certain administrative and shareholder services necessary for the Portfolios' operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each of the Portfolios a fee at an annual rate of 0.10% based on the average daily net assets of each Portfolio.

Prior to May 1, 2012, if a Portfolio invested substantially all of its assets in another investment company, IFS charged an administration fee of 0.05% of average daily net assets for that Portfolio.

For the six months ended June 30, 2012, each Portfolio invested substantially all of its assets in its respective Master Fund.

(1)  Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees, if any), but also indirectly similar expenses of the Master Funds in which each Portfolio invests. Investors also bear their proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT IN UNDERLYING PORTFOLIOS

For the six months ended June 30, 2012, the cost of purchases and proceeds from sales of the Master Funds were as follows:

	Purchases	Sales
Fidelity® VIP Contrafund®	$7,475,649	$19,713,219
Fidelity® VIP Equity-Income	952,419	2,810,478
Fidelity® VIP Mid Cap	1,367,386	7,649,147

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each Portfolio has adopted a Shareholder Servicing Plan ("Service Plan") for the Class S, Class S2 and Class ADV shares of each Portfolio. Under the Service Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S, Class S2, and Class ADV shares.

Each Portfolio has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") for the Classes ADV and S2 shares of each Portfolio. The Distribution Plan provides for a distribution fee, payable to IID as the Distributor at an annual rate not to exceed 0.25% of each Portfolio's average daily net assets attributable to Class ADV and Class S2 shares. The Distributor has contractually agreed to waive a portion of each distribution fee equal to 0.10% of each Portfolio's average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%.

Fidelity Distributors Corporation ("FDC") distributes Service Class 2 shares of each Master Fund. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Class S and Class ADV of each respective Portfolio pay only their proportionate share of the Master Fund 12b-1 plan expenses.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2012, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities:

Portfolio	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Fidelity® VIP Contrafund®	$26,487	$67,107	$93,594
Fidelity® VIP Equity-Income	1,435	3,685	5,120
Fidelity® VIP Mid Cap	3,856	10,033	13,889

At June 30, 2012, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Life Insurance and Annuity Company	Fidelity® VIP Contrafund®	99.49%
	Fidelity® VIP Equity-Income	97.96%
	Fidelity® VIP Mid Cap	99.06%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common ontrol. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by DSL until distribution in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Effective May 1, 2012, the Investment Adviser has agreed to limit expenses for each Portfolio, excluding interest, taxes, brokerage commissions, Master Fund Fees and Expenses, and extraordinary expenses to 0.55%, 0.30% and 0.45% for Class ADV, Class S and Class S2, respectively.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

As of June 30, 2012, the amounts of waived and reimbursed fees subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2013	2014	2015	Total
Fidelity® VIP Contrafund®	$—	$—	$55,676	$55,676
Fidelity® VIP Equity-Income	—	—	5,174	5,174
Fidelity® VIP Mid Cap	—	—	10,987	10,987

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from manager on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Fidelity® VIP Contrafund®
Class ADV
06-30-12	41,284	—	—	(26,512)	14,772	411,109	—	—	(259,989)	151,120
12-31-11	178,663	—	3,273	(164,564)	17,372	1,704,656	—	26,874	(1,533,583)	197,947
Class S
06-30-12	745,622	—	—	(1,954,383)	(1,208,761)	7,380,088	—	—	(19,244,987)	(11,864,899)
12-31-11	2,607,763	—	305,677	(6,213,144)	(3,299,704)	25,170,387	—	2,518,772	(57,979,907)	(30,290,748)
Class S2
06-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Equity-Income
Class ADV
06-30-12	1,152	—	—	(1,030)	122	10,195	—	—	(9,179)	1,016
12-31-11	2,507	—	799	(4,784)	(1,478)	21,142	—	5,971	(41,049)	(13,936)
Class S
06-30-12	53,732	—	—	(258,105)	(204,373)	481,453	—	—	(2,311,121)	(1,829,668)
12-31-11	482,632	—	39,845	(1,233,182)	(710,705)	4,182,027	—	300,037	(10,505,254)	(6,023,190)
Class S2
06-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap
Class ADV
06-30-12	26,085	—	—	(8,653)	17,432	328,010	—	—	(109,144)	218,866
12-31-11	24,938	—	—	(134,995)	(110,057)	324,819	—	—	(1,702,510)	(1,377,691)
Class S
06-30-12	89,918	—	—	(592,424)	(502,506)	1,121,271	—	—	(7,537,579)	(6,416,308)
12-31-11	305,282	—	8,559	(1,568,539)	(1,254,698)	4,045,935	—	96,372	(19,896,498)	(15,754,191)
Class S2
06-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	—	—	—	—	—	—	—	—	—	—

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2012. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2011 was as follows:

Ordinary Income
Fidelity® VIP Contrafund®	$2,545,671
Fidelity® VIP Equity-Income	306,066
Fidelity® VIP Mid Cap	96,376

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards
	Income	(Depreciation)	Amount	Character	Expiration
Fidelity® VIP Contrafund®	$1,573,956	$(48,216,037)	$(895,347)	Short-term	2016
			(13,374,108)	Short-term	2017
			(57,457,080)	Short-term	2018
			(16,956,005)	Long-term	None
			$(88,682,540)*
Fidelity® VIP Equity-Income	363,705	(5,537,357)	(4,401,655)	Short-term	2017
			(5,708,489)	Short-term	2018
			(3,196,482)	Long-term	None
			$(13,306,626)
Fidelity® VIP Mid Cap	—	(4,474,183)	(1,491,245)	Short-term	2017
			(2,015,634)	Short-term	2018
			(2,511,611)	Long-term	None
			$(6,018,490)

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2012, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

The value of your investment in Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income and Fidelity® VIP Mid Cap changes with the values of the corresponding Master Fund and its investments.

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS (continued)

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which a Master Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Master Fund. Foreign investments may also subject a Master Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Master Fund's investments.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the following Portfolios declared dividends from net investment income:

	Per Share Amount	Payable Date	Record Date
Fidelity® VIP Contrafund®
Class ADV	$0.0283	August 8, 2012	August 6, 2012
Class S	$0.0483	August 8, 2012	August 6, 2012
Class S2	$0.0345	August 8, 2012	August 6, 2012
Fidelity® VIP Equity-Income
Class ADV	$0.1127	August 8, 2012	August 6, 2012
Class S	$0.1986	August 8, 2012	August 6, 2012
Class S2	$0.1912	August 8, 2012	August 6, 2012

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP CONTRAFUND® PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.0%
13,424,716	@	Fidelity VIP Contrafund Portfolio	$332,127,472	100.0
		Total Investments in Master Fund (Cost $295,182,363)	$332,127,472	100.0
		Liabilities in Excess of Other Assets	(21,202)	—
		Net Assets	$332,106,270	100.0

  @  Non-income producing security

    Cost for federal income tax purposes is $349,622,540.

    Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(17,495,068)
Net Unrealized Depreciation	$(17,495,068)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Master Fund	$332,127,472	$—	$—	$332,127,472
Total Investments, at fair value	$332,127,472	$—	$—	$332,127,472

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements
19

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.0%
913,695	@	Fidelity VIP Equity-Income Portfolio	$17,771,369	100.0
		Total Investments in Master Fund (Cost $14,452,420)	$17,771,369	100.0
		Liabilities in Excess of Other Assets	(2,694)	—
		Net Assets	$17,768,675	100.0

  @  Non-income producing security

    Cost for federal income tax purposes is $21,876,419.

    Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(4,105,050)
Net Unrealized Depreciation	$(4,105,050)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Master Fund	$17,771,369	$—	$—	$17,771,369
Total Investments, at fair value	$17,771,369	$—	$—	$17,771,369

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements
20

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP MID CAP PORTFOLIO  AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.0%
1,581,435	@	Fidelity VIP Mid Cap Portfolio	$48,249,583	100.0
		Total Investments in Master Fund (Cost $41,175,278)	$48,249,583	100.0
		Liabilities in Excess of Other Assets	(9,692)	—
		Net Assets	$48,239,891	100.0

  @  Non-income producing security

    Cost for federal income tax purposes is $48,695,923.

    Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(446,340)
Net Unrealized Depreciation	$(446,340)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/12
Asset Table
Investments, at fair value
Master Fund	$48,249,583	$—	$—	$48,249,583
Total Investments, at fair value	$48,249,583	$—	$—	$48,249,583

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements
21

Fidelity® Variable Insurance Products:

Contrafund Portfolio

Semiannual Report June 30, 2012

Contents

Shareholder Expense Example	3	An example of shareholder expenses.

Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.

Investments	5	A complete list of the fund’s investments with their market values.

Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	17	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http//www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http//www.fidelity.com, http//www.advisor.fidelity.com, or http//www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-l) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period*
	Annualized	Account Value	Account Value	January 1, 2012
	Expense Ratio	January 1, 2012	June 30, 2012	to June 30, 2012
Initial Class	.64%
Actual		$1,000.00	$1,094.30	$3.33
Hypothetical(A)		$1,000.00	$1,021.68	$3.22
Service Class	.74%
Actual		$1,000.00	$1,093.70	$3.85
Hypothetical(A)		$1,000.00	$1,021.18	$3.72
Service Class 2.89%
Actual		$1,000.00	$1,092.80	$4.63
Hypothetical(A)		$1,000.00	$1,020.44	$4.47
Service Class 2R	.89%
Actual		$1,000.00	$1,092.90	$4.63
Hypothetical(A)		$1,000.00	$1,020.44	$4.47
Investor Class	.73%
Actual		$1,000.00	$1,094.20	$3.80
Hypothetical(A)		$1,000.00	$1,021.23	$3.67

(A) 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

Investment Changes (Unaudited)

Top Ten Stocks as of June 30,2012

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Apple, Inc.	6.9	5.2
Microsoft Corp.	2.8	0.5
QUALCOMM, Inc.	2.3	2.2
The Coca-Cola Co.	2.1	1.9
Procter & Gamble Co.	2.1	2.3
U.S. Bancorp	1.9	1.3
Comcast Corp. Class A	1.8	0.3
General Electric Co.	1.8	0.8
Pfizer, Inc.	1.7	1.2
Capital One Financial Corp.	1.7	1.0
	25.1

Market Sectors as of June 30, 2012

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	20.2	19.7
Financials	14.7	13.3
Health Care	11.5	11.5
Consumer Staples	11.1	11.4
Energy	10.6	11.8
Consumer Discretionary	10.5	9.8
Industrials	10.2	10.8
Utilities	3.7	3.8
Materials	3.4	3.4
Telecommunication Services	2.0	2.8

Asset Allocation (% of fund’s net assets)

4

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

	Shares	Value

Common Stocks — 97.9%

CONSUMER DISCRETIONARY — 10.5%
Diversified Consumer Services — 0.2%
Weight Watchers International, Inc. (d)	641,017	$33,050,837

Hotels, Restaurants & Leisure — 2.7%
Arcos Dorados Holdings, Inc.	2,491,899	36,830,267
Domino’s Pizza, Inc.	782,987	24,202,128
Dunkin’ Brands Group, Inc.	436,711	14,996,656
Icahn Enterprises LP rights (a)	363,975	4
McDonald’s Corp.	1,829,816	161,993,610
Starbucks Corp.	1,621,524	86,459,660
Yum! Brands, Inc.	1,682,792	108,405,461
		432,887,786
Household Durables — 0.1%
Harman International Industries, Inc.	237,050	9,387,180

Internet & Catalog Retail — 0.5%
Priceline.com, Inc. (a)	123,962	82,375,228

Media — 3.3%
Comcast Corp. Class A	9,109,486	291,230,267
DIRECTV (a)	1,244,695	60,766,010
Legend Pictures LLC (a)(g)(h)	6,611	7,068,018
The Walt Disney Co.	3,538,626	171,623,361
Weinstein Co. Holdings LLC Class A-1 (a)(g)(h)	11,499	4,312,125
		534,999,781
Multiline Retail — 0.8%
Dollar General Corp. (a)	2,324,003	126,402,523

Specially Retail — 2.6%
AutoZone, Inc. (a)	230,484	84,626,810
Limited Brands, Inc.	728,070	30,964,817
Lowe’s Companies, Inc.	5,389,135	153,266,999
TJX Companies, Inc.	3,266,649	140,237,242
		409,095,868
Textiles, Apparel & Luxury Goods — 0.3%
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	541,706	51,180,383

TOTAL CONSUMER DISCRETIONARY		1,679,379,586

CONSUMER STAPLES — 11.1%
Beverages — 4.3%
Anheuser-Busch InBev SA NV	825,677	65,097,423
Coca-Cola Bottling Co. CONSOLIDATED	148,512	9,546,351
Coca-Cola FEMSA SAB de CV sponsored ADR	48,947	6,406,183
Coca-Cola Icecek A/S	486,386	7,530,444
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	200,370	7,680,182
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,000,269	54,127,279
Diageo PLC sponsored ADR	627,882	64,715,798
Embotelladora Andina SA sponsored ADR	265,456	8,574,229
Molson Coors Brewing Co. Class B	894,028	37,200,505
Monster Beverage Corp. (a)	26,800	1,908,160
Pernod Ricard SA (d)	429,379	45,785,125
Remy Cointreau SA	324,908	35,599,192
The Coca-Cola Co.	4,303,795	336,513,731
		680,684,602
Food & Staples Retailing — 1.5%
CVS Caremark Corp.	3,957,416	184,930,050
Drogasil SA	607,100	6,120,874
Kroger Co.	321,500	7,455,585
Safeway, Inc.	330,232	5,993,711
Wal-Mart Stores, Inc.	392,683	27,377,859
Walgreen Co.	464,823	13,749,464
		245,627,543
Food Products — 0.7%
Bunge Ltd.	439,131	27,551,079
Green Mountain Coffee Roasters, Inc. (a)	207,119	4,511,052
Mead Johnson Nutrition Co. Class A	53,600	4,315,336
Nestle SA	417,951	24,901,363
Orion Corp.	7,305	6,072,784
Pilgrims Pride Corp.	20,100	143,715
Unilever NV (NY Reg.)	1,329,447	44,337,057
		111,832,386
Household Products — 2.3%
Colgate-Palmolive Co.	373,902	38,923,198
Procter & Gamble Co.	5,360,720	328,344,100
Spectrum Brands Holdings, Inc. (a)	246,002	8,012,285
		375,279,583
Personal Products — 0.4%
L’Oreal SA	336,600	39,291,224
Nu Skin Enterprises, Inc. Class A	376,849	17,674,218
		56,965,442
Tobacco — 1.9%
Altria Group, Inc.	652,993	22,560,908
British American Tobacco PLC sponsored ADR	2,564,639	261,900,935
Philip Morris International, Inc.	152,500	13,307,150
Souza Cruz SA	590,300	8,664,199
		306,433,192

TOTAL CONSUMER STAPLES		1,776,822,748

ENERGY — 10.6%
Energy Equipment & Services — 2.6%
Baker Hughes, Inc.	375,027	15,413,610
Cameron International Corp. (a)	1,081,780	46,202,824
Discovery Offshore S.A. (a)(e)	1,310,900	2,093,509
Ensco PLC Class A	1,023,201	48,059,751
Forum Energy Technologies, Inc.	626,050	12,326,925
Halliburton Co.	1,498,732	42,549,001
National Oilwell Varco, Inc.	1,309,082	84,357,244

See accompanying notes which are an integral part of the financial statements.

5

	Shares	Value

Common Stocks — continued

ENERGY — continued
Energy Equipment & Services — continued
Noble Corp.	1,657,901	$53,931,520
Ocean Rig UDW, Inc. (United States)	1,137,864	15,372,543
Oceaneering International, Inc.	358,418	17,153,885
Oil States International, Inc. (a)	126,678	8,386,084
Schlumberger Ltd.	779,179	50,576,509
Transocean Ltd. (United States)	174,583	7,809,098
Vantage Drilling Co. (a)	5,923,400	8,885,100
		413,117,603
Oil, Gas & Consumable Fuels — 8.0%
Alpha Natural Resources, Inc. (a)	817,624	7,121,505
Anadarko Petroleum Corp.	1,366,403	90,455,879
Apache Corp.	1,011,008	88,857,493
Calumet Specialty Products Partners LP	183,916	4,373,522
Cheniere Energy, Inc. (a)	234,975	3,463,532
Chevron Corp.	571,381	60,280,696
Cobalt International Energy, Inc. (a)	612,409	14,391,612
EV Energy Partners LP	63,500	3,204,210
Exxon Mobil Corp.	2,951,302	252,542,912
Halcon Resources Corp. (h)	1,140,000	10,761,600
Hess Corp.	873,800	37,966,610
HollyFrontier Corp.	1,823,875	64,619,891
InterOil Corp. (a)(d)	486,648	33,919,366
Kodiak Oil & Gas Corp. (a)	874,463	7,179,341
Marathon Oil Corp.	2,647,858	67,705,729
Marathon Petroleum Corp.	1,760,760	79,093,339
Midstates Petroleum Co., Inc.	1,051,900	10,213,949
Noble Energy, Inc.	400,204	33,945,303
Occidental Petroleum Corp.	1,281,411	109,906,621
Painted Pony Petroleum Ltd. Class A (a)	114,500	826,613
QEP Resources, Inc.	693,946	20,797,562
Rockhopper Exploration PLC (a)	1,675,758	6,764,619
Royal Dutch Shell PLC:
Class A sponsored ADR	31,408	2,117,841
Class B sponsored ADR	2,395,188	167,495,497
Suncor Energy, Inc.	2,057,610	59,499,105
Williams Companies, Inc.	1,771,600	51,057,512
		1,288,561,859

TOTAL ENERGY		1,701,679,462

FINANCIALS — 14.7%
Capital Markets — 1.3%
BlackRock, Inc. Class A	353,821	60,085,882
E*TRADE Financial Corp. (a)	795,347	6,394,590
Evercore Partners, Inc. Class A	370,900	8,675,351
ICAP PLC	1,163,090	6,147,810
Invesco Ltd.	1,222,561	27,629,879
Morgan Stanley	331,141	4,831,347
State Street Corp.	932,274	41,616,711
TD Ameritrade Holding Corp.	1,059,400	18,009,800
The Blackstone Group LP	1,306,135	17,071,184
UBS AG	1,318,256	15,426,464
		205,889,018
Commercial Banks — 3.7%
CIT Group, Inc. (a)	372,312	13,269,200
Comerica, Inc.	1,496,497	45,957,423
FirstMerit Corp.	456,685	7,544,436
Huntington Bancshares, Inc.	6,271,651	40,138,566
Synovus Financial Corp. (d)	5,544,386	10,977,884
U.S. Bancorp	9,308,195	299,351,551
Wells Fargo & Co.	5,131,490	171,597,026
		588,836,086
Consumer Finance — 2.2%
Capital One Financial Corp.	4,893,010	267,451,927
SLM Corp.	5,020,140	78,866,399
		346,318,326
Diversified Financial Services — 1.9%
African Bank Investments Ltd.	1,244,941	5,529,552
Bank of America Corp.	10,198,795	83,426,143
Citigroup, Inc.	4,601,145	126,117,384
JPMorgan Chase & Co.	2,222,196	79,399,063
NBH Holdings Corp. Class A (a)(e)	813,800	14,851,850
		309,323,992
Insurance — 3.5%
ACE Ltd.	985,620	73,064,011
Amlin PLC	2,680,756	14,858,371
Aon PLC	181,627	8,496,511
Berkshire Hathaway, Inc.
Class A (a)	292	36,483,940
Class B (a)	965,501	80,455,198
Fairfax Financial Holdings Ltd. (sub. vtg.)	111,900	44,309,366
MetLife, Inc.	4,035,250	124,487,463
The Travelers Companies, Inc.	1,402,834	89,556,923
Torchmark Corp.	893,568	45,169,862
Validus Holdings Ltd.	1,186,157	37,992,609
		554,874,254
Real Estate Investment Trusts — 1.8%
American Tower Corp.	1,985,606	138,813,715
Camden Property Trust (SBI)	648,135	43,859,295
Equity Lifestyle Properties, Inc.	333,800	23,022,186
Japan Retail Fund Investment Corp.	4,188	6,643,236
Sun Communities, Inc.	332,769	14,721,701
The Macerich Co.	1,075,908	63,532,367
		290,592,500
Real Estate Management & Development — 0.0%
PT Lippo Karawaci Tbk	82,595,250	7,080,334

See accompanying notes which are an integral part of the financial statements.

6

	Shares	Value

Common Stocks — continued

FINANCIALS — continued
Thrifts & Mortgage Finance — 0.3%
Ocwen Financial Corp. (a)	2,605,219	$48,926,013

TOTAL FINANCIALS		2,351,840,523

HEALTH CARE — 11.5%
Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc. (a)	172,036	17,083,175
Amgen, Inc.	2,407,816	175,866,881
Biogen Idec, Inc. (a)	715,857	103,355,434
BioMarin Pharmaceutical, Inc. (a)	775,630	30,699,435
Gilead Sciences, Inc. (a)	1,860,825	95,423,106
ONYX Pharmaceuticals, Inc. (a)	375,228	24,933,901
		447,361,932
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp. (a)	3,652,683	20,710,713
C.R. Bard, Inc.	527,888	56,716,287
Covidien PLC	1,671,182	89,408,237
Edwards Lifesciences Corp. (a)	655,677	67,731,434
Mako Surgical Corp. (a)(d)	739,288	18,933,166
Quidel Corp. (a)(d)	1,609,104	25,230,751
The Cooper Companies, Inc.	432,668	34,509,600
		313,240,188
Health Care Providers & Services — 2.7%
Catalyst Health Solutions, Inc. (a)	287,454	26,859,702
CIGNA Corp.	1,158,088	50,955,872
Express Scripts Holding Co. (a)	544,816	30,417,077
Henry Schein, Inc. (a)	847,513	66,521,295
McKesson Corp.	852,966	79,965,563
Omnicare, Inc.	964,520	30,121,960
UnitedHealth Group, Inc.	2,636,909	154,259,177
		439,100,646
Health Care Technology — 0.1%
SXC Health Solutions Corp. (a)	110,800	11,003,819

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	221,097	8,675,846
Fluidigm Corp. (a)(h)	312,345	4,697,669
		13,373,515
Pharmaceuticals — 3.9%
Allergan, Inc.	647,258	59,916,673
Elan Corp. PLC sponsored ADR (a)	320,900	4,681,931
Eli Lilly & Co.	460,800	19,772,928
GlaxoSmith Kline PLC sponsored ADR	825,008	37,595,615
Jazz Pharmaceuticals PLC (a)	295,637	13,306,621
Merck & Co., Inc.	2,433,536	101,600,128
Optimer Pharmaceuticals, Inc. (a)	681,649	10,579,192
Pfizer, Inc.	11,853,477	272,629,971
Sanofi SA sponsored ADR	499,962	18,888,564
Shire PLC sponsored ADR	337,923	29,193,168
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,220,434	54,746,313
		622,911,104

TOTAL HEALTH CARE		1,846,991,204

INDUSTRIALS — 10.2%
Aerospace & Defense — 3.2%
Honeywell International, Inc.	1,566,966	87,499,381
MTU Aero Engines Holdings AG	270,697	19,848,335
Precision Castparts Corp.	455,595	74,940,822
Raytheon Co.	847,185	47,942,199
Textron, Inc.	2,596,299	64,569,956
The Boeing Co.	1,319,780	98,059,654
United Technologies Corp.	1,478,962	111,706,000
		504,566,347
Air Freight & Logistics — 0.3%
United Parcel Service, Inc. Class B	624,960	49,221,850

Building Products — 0.7%
Armstrong World Industries, Inc.	818,106	40,218,091
Owens Corning (a)	1,819,501	51,928,559
Quanex Building Products Corp.	1,091,013	19,507,312
		111,653,962
Commercial Services & Supplies — 0.2%
Stericycle, Inc. (a)	434,599	39,839,690

Construction & Engineering — 0.2%
Fluor Corp.	380,475	18,772,637
Foster Wheeler AG (a)	682,476	11,827,309
		30,599,946
Electrical Equipment — 0.5%
Regal-Beloit Corp.	796,275	49,576,082
Roper Industries, Inc.	390,180	38,463,944
		88,040,026
Industrial Conglomerates — 2.6%
Danaher Corp.	1,807,469	94,132,986
General Electric Co.	13,378,570	278,809,399
Tyco International Ltd.	669,074	35,360,561
		408,302,946
Machinery — 1.2%
Caterpillar, Inc.	444,936	37,779,516
Cummins, Inc.	416,413	40,354,584
Fanuc Corp.	146,500	24,081,836
Fiat Industrial SpA	1,324,972	12,978,061
Illinois Tool Works, Inc.	1,356,866	71,764,643
		186,958,640
Road & Rail — 1.2%
Canadian Pacific	110,900	8,139,130
CSX Corp.	2,380,055	53,218,030

See accompanying notes which are an integral part of the financial statements.

7

	Shares	Value

Common Stocks — continued

INDUSTRIALS — continued
Road & Rail — continued
J.B.Hunt Transport Services, Inc.	240,901	$14,357,700
Union Pacific Corp.	1,030,134	122,905,288
		198,620,148
Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	75,200	14,381,248

TOTAL INDUSTRIALS		1,632,184,803

INFORMATION TECHNOLOGY — 20.2%
Communications Equipment — 2.9%
Acme Packet, Inc. (a)	825,286	15,391,584
ADTRAN, Inc.	908,059	27,414,301
Converse Technology, Inc. (a)	7,878	45,850
Juniper Networks, Inc. (a)	2,340,635	38,175,757
QUALCOMM, Inc.	6,558,281	365,165,086
Riverbed Technology, Inc. (a)	1,007,070	16,264,181
		462,456,759
Computers & Peripherals — 7.5%
Apple, Inc. (a)	1,895,157	1,106,771,680
SanDisk Corp. (a)	2,432,566	88,740,008
		1,195,511,688
Electronic Equipment & Components — 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,750,000	17,438,498
Jabil Circuit, Inc.	215,500	4,381,115
		21,819,613
Internet Software & Services — 1.5%
Dice Holdings, Inc. (a)	1,207,022	11,333,937
eBay, Inc. (a)	1,293,980	54,360,100
Google, Inc. Class A (a)	92,615	53,723,183
Mail.ru Group Ltd.:
GDR (a)(e)	494,266	16,750,675
GDR (Reg. S) (a)	246,700	8,360,663
VeriSign, Inc. (a)	2,342,588	102,066,559
		246,595,117
IT Services — 0.4%
Accenture PLC Class A	982,990	59,067,869

Semiconductors & Semiconductor Equipmemt — 3.3%
Amkor Technology, Inc. (a)(d)	593,770	2,897,598
Analog Devices, Inc.	3,991,806	150,371,332
ASML Holding NV	334,690	17,209,760
Avago Technologies Ltd.	1,972,891	70,826,787
Fairchild Semiconductor International, Inc. (a)	1,243,657	17,535,564
International Rectifier Corp. (a)	1,722,798	34,438,732
Maxim Integrated Products, Inc.	1,949,808	49,993,077
Micron Technology, Inc. (a)	9,025,766	56,952,583
NXP Semiconductors NV (a)	1,676,606	38,981,090
ON Semiconductor Corp. (a)	2,521,623	17,903,523
PMC-Sierra, Inc. (a)	2,349,036	14,423,081
RF Micro Devices, Inc. (a)	3,874,921	16,468,414
Skyworks Solutions, Inc. (a)	1,328,988	36,374,402
		524,375,943
Software — 4.5%
Ariba, Inc. (a)	1,365,741	61,130,567
Check Point Software Technologies Ltd. (a)	1,113,991	55,242,814
Citrix Systems, Inc. (a)	1,886,778	158,376,145
Microsoft Corp.	14,868,639	454,831,667
ServiceNow, Inc.	47,400	1,166,040
		730,747,233

TOTAL INFORMATION TECHNOLOGY		3,240,574,222

MATERIALS — 3.4%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	860,907	69,501,022
E.I. du Pont de Nemours & Co.	1,973,384	99,794,029
Eastman Chemical Co.	773,711	38,971,823
Ecolab, Inc.	866,758	59,398,926
LyondellBasell Industries NV Class A	583,946	23,515,505
Sherwin-Williams Co.	438,296	58,008,476
Sigma Aldrich Corp.	382,699	28,292,937
		377,482,718
Containers & Packaging — 0.4%
Ball Corp.	861,922	35,381,898
Rock-Tenn Co. Class A	603,886	32,941,981
		68,323,879
Metals & Mining — 0.6%
First Quantum Minerals Ltd.	1,950,900	34,491,897
Goldcorp, Inc.	1,018,733	38,353,832
Ivanhoe Mines Ltd.	1,862,400	18,366,070
Ivanhoe Mines Ltd. rights 7/19/12 (a)	1,875,800	1,695,055
		92,906,854

TOTAL MATERIALS		538,713,451

TELECOMMUNICATION SERVICES — 2.0%
Diversified Telecommunication Services — 1.6%
CenturyLink, Inc.	2,974,550	117,464,980
Verizon Communications, Inc.	2,900,092	128,880,088
		246,345,068
Wireless Telecommunication Services — 0.4%
MetroPCS Communications, Inc. (a)	379,800	2,297,790
SBA Communications Corp. Class A (a)	499,379	28,489,572

See accompanying notes which are an integral part of the financial statements.

8

	Shares	Value

Common Stocks — continued

TELECOMMUNICATION SERVICES — continued
Wireless Telecommunication Services — continued
Sprint Nextel Corp. (a)	7,055,938	$23,002,358
Vodafone Group PLC sponsored ADR	523,500	14,752,230
		68,541,950

TOTAL TELECOMMUNICATION SERVICES		314,887,018

UTILITIES — 3.7%
Electric Utilities — 2.4%
Duke Energy Corp.	3,882,213	89,523,832
Edison International	1,991,188	91,992,886
Exelon Corp.	187,826	7,066,014
FirstEnergy Corp.	1,751,014	86,132,379
NextEra Energy, Inc.	1,424,513	98,020,740
Progress Energy, Inc.	103,100	6,203,527
		378,939,378
Gas Utilities — 0.1%
ONEOK, Inc.	254,919	10,785,623

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	3,220,059	41,313,357

Multi-Utilities — 1.0%
CenterPoint Energy, Inc.	2,009,829	41,543,165
NiSource, Inc.	850,080	21,039,480
PG&E Corp.	672,634	30,450,141
Sempra Energy	936,874	64,531,881
		157,564,667

TOTAL UTILITIES		588,603,025

TOTAL COMMON STOCKS (Cost $13,310,953,125)		15,671,676,042

Convertible Preferred Stocks — 0.0%

CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
Jumptap, Inc. Series G (h) (Cost $8,211,980)	1,141,504	8,211,980

	Principal
	Amount
U.S. Treasury Obligations — 0.0%

U.S. Treasury Bills, yield at date of purchase 0.08% 8/23/12 (f) (Cost $6,799,161)	$6,800,000	6,799,558

	Shares
Money Market Funds — 3.4

Fidelity Cash Central Fund, 0.17% (b)	377,739,001	377,739,001
Fidelity Securities Lending Cash Central Fund, 0.1 8% (b)(c)	159,124,264	159,124,264

TOTAL MONEY MARKET FUNDS (Cost $536,863,265)		536,863,265

TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $13,862,827,531)		16,223,550,845

NET OTHER ASSETS (LIABILITIES) - (1.3)%		(210,641,863)

NET ASSETS — 100%		$16,012,908,982

Futures Contracts

		Underlying	Unrealized
	Expiration	Face Amount	Appreciation/
	Date	at Value	(Depreciation)
Purchased

Equity Index Contracts
584 CME E-mini S&P 500 Index Contracts	Sept. 2012	$39,606,880	$2,275,264

The face value of futures purchased as a percentage of net assets is 0.2%

Legend

(a)          Non-income producing

(b)         Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)          Investment made with cash collateral received from securities on loan.

(d)         Security or a portion of the security is on loan at period end.

(e)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,696,034 or 0.2% of net assets.

(f)            Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,299,850.

(g)         Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

See accompanying notes which are an integral part of the financial statements.

9

(h)         Restricted securities — Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,051,392 or 0.2% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 – 1/6/11	$5,645,227
Halcon Resources Corp.	3/1/12	$10,260,000
Jumptap, Inc. Series G	6/29/12	$8,211,980
Legend Pictures LLC	9/23/10	$4,958,250
Weinstein Co. Holdings LLC Class A-l	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$231,333
Fidelity Securities Lending Cash Central Fund	1,129,225
Total	$1,360,558

Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,687,591,566	$1,667,999,439	$—	$19,592,127
Consumer Staples	1,776,822,748	1,705,652,541	71,170,207	—
Energy	1,701,679,462	1,699,585,953	—	2,093,509
Financials	2,351,840,523	2,307,838,639	29,150,034	14,851,850
Health Care	1,846,991,204	1,846,991,204	—	—
Industrials	1,632,184,803	1,608,102,967	24,081,836	—
Information Technology	3,240,574,222	3,223,135,724	17,438,498	—
Materials	538,713,451	538,713,451	—	—
Telecommunication Services	314,887,018	314,887,018	—	—
Utilities	588,603,025	588,603,025	—	—
U.S. Government and Government Agency Obligations	6,799,558	—	6,799,558	—
Money Market Funds	536,863,265	536,863,265	—	—
Total Investments in Securities:	$16,223,550,845	$16,038,373,226	$148,640,133	$36,537,486

Derivative Instruments:
Assets
Futures Contracts	$2,275,264	$2,275,264	$—	$—

See accompanying notes which are an integral part of the financial statements.

10

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure /	Value
Derivative Type	Asset	Liability
Equity Risk

Futures Contracts (a)	$2,275,264	$—
Total Value of Derivatives	$2,275,264	$—

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)

United States of America	86.1%
United Kingdom	3.8%
Canada	2.0%
Switzerland	1.4%
Ireland	1.1%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

11

Financial Statements

Statement of Assets and Liabilities
June 30, 2012 (Unaudited)

Assets

Investment in securities, at value (including securities loaned of $160,383,891) — See accompanying schedule:
Unaffiliated issuers (cost $13,325,964,266)	$15,686,687,580
Fidelity Central Funds (cost $536,863,265)	536,863,265
Total Investments (cost $13,862,827,531)		$16,223,550,845
Cash		288,327
Receivable for investments sold		248,682,078
Receivable for fund shares sold		3,599,933
Dividends receivable		17,113,563
Distributions receivable from Fidelity Central Funds		217,873
Receivable for daily variation margin on futures contracts		992,800
Other receivables		718,076
Total assets		16,495,163,495

Liabilities
Payable for investments purchased	$299,295,570
Payable for fund shares redeemed	13,059,712
Accrued management fee	7,234,621
Distribution and service plan fees payable	1,650,327
Other affiliated payables	1,342,055
Other payables and accrued expenses	547,964
Collateral on securities loaned, at value	159,124,264
Total liabilities		482,254,513

Net Assets		$16,012,908,982
Net Assets consist of:
Paid in capital		$16,753,574,259
Undistributed net investment income		83,834,306
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,187,548,899)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,363,049,316
Net Assets		$16,012,908,982

Initial Class:
Net Asset Value, offering price and redemption price per share ($6,389,688,071 4 ÷ 253,640,472 shares)		$25.19

Service Class:
Net Asset Value, offering price and redemption price per share ($1,345,634,351 4 ÷ 53,612,526 shares)		$25.10

Service Class 2:
Net Asset Value, offering price and redemption price per share ($7,611,379,750 ÷ 307,602,661 shares)		$24.74

Service Class 2R:
Net Asset Value, offering price and redemption price per share ($8,907,782 ÷ 360,652 shares)		$24.70

Investor Class:
Net Asset Value, offering price and redemption price per share ($657,299,028 ÷ 26,192,228 shares)		$25.10

See accompanying notes which are an integral part of the financial statements.

12

Statement of Operations
Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$146,936,085
Interest		4,574
Income from Fidelity Central Funds		1,360,558
Total income		148,301,217

Expenses
Management fee	$44,979,640
Transfer agent fees	5,964,274
Distribution and service plan fees	10,250,972
Accounting and security lending fees	785,514
Custodian fees and expenses	168,831
Independent trustees’ compensation	51,758
Appreciation in deferred trustee compensation account	11
Audit	47,177
Legal	37,872
Miscellaneous	93,288
Total expenses before reductions	62,379,337
Expense reductions	(410,634)	61,968,703

Net investment income (loss)		86,332,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	192,482,246
Foreign currency transactions	(225,355)
Futures contracts	5,821,222
Total net realized gain (loss)		98,078,113
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,118,833,939
Assets and liabilities in foreign currencies	46,694
Futures contracts	2,301,989
Total change in net unrealized appreciation (depreciation)		1,121,182,622
Net gain (loss)		1,319,260,735
Net increase (decrease) in net assets resulting from operations		$1,405,593,249

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2012	December 31,
	(Unaudited)	2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,332,514	$145,885,373
Net realized gain (loss)	198,078,113	923,774,773
Change in net unrealized appreciation (depreciation)	1,121,182,622	(1,481,460,012)
Net increase (decrease) in net assets resulting from operations	1,405,593,249	(411,799,866)
Distributions to shareholders from net investment income	—	(141,940,543)
Share transactions — net increase (decrease)	(348,479,295)	(1,239,479,004)
Redemption fees	64	8,960
Total increase (decrease) in net assets	1,057,114,018	(1,793,210,453)

Net Assets
Beginning of period	14,955,794,964	16,749,005,417
End of period (including undistributed net investment income of $83,834,306 and distributions in excess of net investment income of $2,498,208, respectively)	$16,012,908,982	$14,955,794,964

See accompanying notes which are an integral part of the financial statements.

13

Financial Highlights — Initial Class

	Six months ended June 30, 2012		Years ended December 31,
	(Unaudited)		2011	2010	2009		2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$23.02		$23.88	$20.62	$15.39		$27.90	$31.47
Income from Investment Operations
Net investment income (loss) (E)	.15		.25	.23	.23		.24	.34
Net realized and unrealized gain (loss)	2.02		(.86)	3.31	5.26		(11.87)	5.17
Total from investment operations	2.17		(.61)	3.54	5.49		(11.63)	5.51
Distributions from net investment income	—		(.25)	(.27)	(.25)		(.23)	(.33)
Distributions from net realized gain	—		—	(.01)	(.01)		(.65)	(8.75)
Total distributions	—		(.25)	(.28)	(.26	)(J)	(.88)	(9.08)
Redemption fees added to paid in capital (E),(I)	—		—	—	—		—	—
Net asset value, end of period	$25.19		$23.02	$23.88	$20.62		$15.39	$27.90
Total Return (B),(C),(D)	9.43%		(2.53)%	17.22%	35.71%		(42.51)%	17.59%
Ratios to Average Net Assets (F),(H)
Expenses before reductions	.64	%(A)	.65%	.65%	.67%		.66%	.65%
Expenses net of fee waivers, if any	.64	%(A)	.64%	.65%	.67%		.66%	.65%
Expenses net of all reductions	.64	%(A)	.63%	.63%	.65%		.65%	.64%
Net investment income (loss)	1.20	%(A)	1.03%	1.06%	1.33%		1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$6,389,688		$6,113,440	$7,160,125	$7,405,228		$6,240,871	$12,371,009
Portfolio turnover rate (G)	91	%(A)	135%	117%	145%		172%	134%

(A)	Annualized
(B)	Total returns for periods of less than one year are not annualized.
(c)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(D)	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
(E)	Calculated based on average shares outstanding during the period.
(F)

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(H)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(I)	Amount represents less than $.01 per share.
(J)	Total distributions of $.26 per share is comprised of distributions from net investment income of $.250 and distributions from net realized gain of $.005 per share.

Financial Highlights — Service Class

	Six months ended June 30, 2012		Years ended December 31,
	(Unaudited)		2011	2010	2009		2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$22.95		$23.81	$20.55	$15.33		$27.80	$31.38
Income from Investment Operations
Net investment income (loss)(E)	.14		.22	.20	.21		.21	.30
Net realized and unrealized gain (loss)	2.01		(.85)	3.31	5.25		(11.83)	5.16
Total from investment operations	2.15		(.63)	3.51	5.46		(11.62)	5.46
Distributions from net investment income	—		(.23)	(.24)	(.23)		(.20)	(.29)
Distributions from net realized gain	—		—	(.01)	(.01)		(.65)	(8.75)
Total distributions	—		(.23)	(.25)	(.24	)(J)	(.85)	(9.04)
Redemption fees added to paid in capital (E),(I)	—		—	—	—		—	—
Net asset value, end of period	$25.10		$22.95	$23.81	$20.55		$15.33	$27.80
Total Return (B),(C),(D)	9.37%		(2.64)%	17.11%	35.66%		(42.61)%	17.51%
Ratios to Average Net Assets (F),(H)
Expenses before reductions	.74	%(A)	.75%	.75%	.77%		.76%	.75%
Expenses net of fee waivers, if any	.74	%(A)	.74%	.75%	.77%		.76%	.75%
Expenses net of all reductions	.74	%(A)	.73%	.73%	.75%		.75%	.74%
Net investment income (loss)	1.10	%(A)	.93%	.96%	1.23%		.97%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,345,634		$1,277,101	$1,379,305	$1,784,820		$1,497,734	$3,008,644
Portfolio turnover rate (G)	91	%(A)	135%	117%	145%		172%	134%

(A)	Annualized
(B)	Total returns for periods of less than one year are not annualized.
(C)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(D)	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
(E)	Calculated based on average shares outstanding during the period.
(F)

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(H)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(I)	Amount represents less than $.01 per share.
(J)	Total distributions of $.24 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

14

Financial Highlights — Service Class 2

	Six months ended June 30, 2012		Years ended December 31,
	(Unaudited)		2011	2010	2009		2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$22.64		$23.49	$20.29	$15.14		$27.46	$31.11
Income from Investment Operations
Net investment income (loss) (E)	.12		.18	.17	.18		.18	.25
Net realized and unrealized gain (loss)	1.98		(.84)	3.26	5.18		(11.67)	5.11
Total from investment operations	2.10		(.66)	3.43	5.36		(11.49)	5.36
Distributions from net investment income	—		(.19)	(.22)	(.21)		(.18)	(.26)
Distributions from net realized gain	—		—	(.01)	(.01)		(.65)	(8.75)
Total distributions	—		(.19)	(.23)	(.21	)(J)	(.83)	(9.01)
Redemption fees added to paid in capital (E),(I)	—		—	—	—		—	—
Net asset value, end of period	$24.74		$22.64	$23.49	$20.29		$15.14	$27.46
Total Return (B),(C),(D)	9.28%		(2.78)%	16.93%	35.47%		(42.69)%	17.30%
Ratios to Average Net Assets (F),(H)
Expenses before reductions	.89	%(A)	.90%	.90%	.92%		.91%	.90%
Expenses net of fee waivers, if any	.89	%(A)	.89%	.90%	.92%		.91%	.90%
Expenses net of all reductions	.89	%(A)	.88%	.88%	.90%		.90%	.89%
Net investment income (loss)	.95	%(A)	.78%	.81%	1.08%		.82%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$7,611,380		$6,980,191	$7,627,793	$7,577,737		$6,187,985	$9,339,663
Portfolio turnover rate (G)	91	%(A)	135%	117%	145%		172%	134%

(A)	Annualized
(B)	Total returns for periods of less than one year are not annualized.
(C)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(D)	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
(E)	Calculated based on average shares outstanding during the period.
(F)

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(H)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(I)	Amount represents less than $.01 per share.
(J)	Total distributions of $.21 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.005 per share.

Financial Highlights — Service Class 2R

	Six months ended June 30, 2012		Years ended December 31,
	(Unaudited)		2011	2010	2009		2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$22.60		$23.44	$20.24	$15.10		$27.35	$31.02
Income from Investment Operations
Net investment income (loss) (E)	.12		.18	.17	.18		.18	.25
Net realized and unrealized gain (loss)	1.98		(.84)	3.25	5.17		(11.62)	5.09
Total from investment operations	2.10		(.66)	3.42	5.35		(11.44)	5.34
Distributions from net investment income	—		(.18)	(.21)	(.20)		(.16)	(.26)
Distributions from net realized gain	—		—	(.01)	(.01)		(.65)	(8.75)
Total distributions	—		(.18)	(.22)	(.21	)(J)	(.81)	(9.01)
Redemption fees added to paid in capital (E), (I)	—		—	—	—		—	—
Net asset value, end of period	$24.70		$22.60	$23.44	$20.24		$15.10	$27.35
Total Return (B),(C),(D)	9.29%		(2.79)%	16.94%	35.46%		(42.69)%	17.30%
Ratios to Average Net Assets (F),(H)
Expenses before reductions	.89	%(A)	.90%	.90%	.92%		.91%	.90%
Expenses net of fee waivers, if any	.89	%(A)	.89%	.90%	.92%		.91%	.90%
Expenses net of all reductions	.89	%(A)	.88%	.88%	.90%		.90%	.89%
Net investment income (loss)	.95	%(A)	.78%	.81%	1.08%		.82%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$8,908		$8,042	$10,942	$13,285		$13,585	$35,606
Portfolio turnover rate (G)	91	%(A)	135%	117%	145%		172%	134%

(A)	Annualized
(B)	Total returns for periods of less than one year are not annualized.
(C)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(D)	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
(E)	Calculated based on average shares outstanding during the period.
(F)

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(H)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(I)	Amount represents less than $.01 per share.
(J)	Total distributions of $.21 per share is comprised of distributions from net investment income of $.200 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

15

Financial Highlights — Investor Class

	Six months ended June 30, 2012		Years ended December 31,
	(Unaudited)		2011	2010	2009		2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$22.94		$23.80	$20.56	$15.34		$27.82	$31.41
Income from Investment Operations
Net investment income (loss) (E)	.14		.23	.21	.21		.21	.30
Net realized and unrealized gain (loss)	2.02		(.86)	3.30	5.25		(11.83)	5.16
Total from investment operations	2.16		(.63)	3.51	5.46		(11.62)	5.46
Distributions from net investment income	—		(.23)	(.26)	(.24)		(.21)	(.30)
Distributions from net realized gain	—		—	(.01)	(.01)		(.65)	(8.75)
Total distributions	—		(.23)	(.27)	(.24	)(J)	(.86)	(9.05)
Redemption fees added to paid in capital (E),(I)	—		—	—	—		—	—
Net asset value, end of period	$25.10		$22.94	$23.80	$20.56		$15.34	$27.82
Total Return (B),(C),(D)	9.42%		(2.62)%	17.10%	35.66%		(42.60)%	17.47%
Ratios to Average Net Assets (F),(H)
Expenses before reductions	.73	%(A)	.73%	.74%	.77%		.75%	.76%
Expenses net of fee waivers, if any	.73	%(A)	.73%	.73%	.77%		.75%	.76%
Expenses net of all reductions	.72	%(A)	.71%	.72%	.75%		.74%	.75%
Net investment income (loss)	1.12	%(A)	.94%	.98%	1.23%		.98%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$657,299		$577,021	$570,841	$457,476		$324,919	$532,268
Portfolio turnover rate (G)	91	%(A)	135%	117%	145%		172%	134%

(A)	Annualized
(B)	Total returns for periods of less than one year are not annualized.
(C)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(D)	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
(E)	Calculated based on average shares outstanding during the period.
(F)

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(H)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(I)	Amount represents less than $.01 per share.
(J)	Total distributions of $.24 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

16

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund’s Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 — unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

17

Notes to Financial Statements (Unaudited) — continued

3. Significant Accounting Policies — continued

Security Valuation — continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund’s Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

18

3. Significant Accounting Policies — continued

Income Tax Information and Distributions to Shareholders — continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnership, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,914,648,194
Gross unrealized depreciation	(680,498,305)
Net unrealized appreciation (depreciation) on securities and other investments	$2,234,149,889

Tax cost	$13,989,400,956

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$(854,185,637)
2017	(2,334,998,928)
Total capital loss carryforward	$(3,189,184,565)

Trading (Redemption) Fees. Service Class 2 R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

19

Notes to Financial Statements (Unaudited) — continued

5. Derivative Instruments — continued

Risk Exposures and the Use of Derivative Instruments — continued

The Fund’s use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption “Futures Contracts.” The underlying face amount at value reflects each contract’s exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $5,821,222 and a change in net unrealized appreciation (depreciation) of $2,301,989 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,157,745,837 and $7,480,918,873, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund’s average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund’s average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s and Service Class 2R’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$680,432
Service Class 2	9,559,122
Service Class 2 R	11,418
$10,250,972

20

7. Fees and Other Transactions with Affiliates — continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$2,288,072
Service Class	481,631
Service Class 2	2,696,035
Service Class 2R	3,208
Investor Class	495,328
$5,964,274

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $248,058 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23,299 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,176,991. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,129,225, including $34,517 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $410,555 for the period.

In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $79.

21

Notes to Financial Statements (Unaudited) — continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	June 30,	December 31,
	2012	2011
From net investment income
Initial Class	$—	$65,616,073
Service Class	—	12,220,263
Service Class 2	—	58,305,804
Service Class 2R	—	65,304
Investor Class	—	5,733,099
Total	$—	$141,940,543

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,
	2012	2011	2012	2011
Initial Class
Shares sold	4,077,866	8,887,647	$101,523,723	$215,181,582
Reinvestment of distributions	—	2,941,106	—	65,616,073
Shares redeemed	(15,980,797)	(46,079,138)	(398,647,463)	(1,098,879,687)
Net increase (decrease)	(11,902,931)	(34,250,385)	$(297,123,740)	$(818,082,032)
Service Class
Shares sold	2,396,767	5,960,533	$59,691,142	$142,199,635
Reinvestment of distributions	—	549,472	—	12,220,263
Shares redeemed	(4,433,327)	(8,798,344)	(111,375,922)	(211,519,636)
Net increase (decrease)	(2,036,560)	(2,288,339)	$(51,684,780)	$(57,099,738)
Service Class 2
Shares sold	22,436,202	28,618,316	$543,485,488	$674,963,970
Reinvestment of distributions	—	2,657,512	—	58,305,804
Shares redeemed	(23,125,922)	(47,724,451)	(569,514,280)	(1,123,942,590)
Net increase (decrease)	(689,720)	(16,448,623)	$(26,028,792)	$(390,672,816)
Service Class 2R
Shares sold	61,957	57,708	$1,482,968	$1,412,478
Reinvestment of distributions	—	2,982	—	65,304
Shares redeemed	(57,128)	(171,761)	(1,393,997)	(4,029,960)
Net increase (decrease)	4,829	(111,071)	$88,971	$(2,552,178)
Investor Class
Shares sold	1,732,876	3,165,850	$43,347,297	$76,274,096
Reinvestment of distributions	—	257,783	—	5,733,099
Shares redeemed	(690,123)	(2,256,234)	(17,078,251)	(53,079,435)
Net increase (decrease)	1,042,753	1,167,399	$26,269,046	$28,927,760

13. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 30% of the total outstanding shares of the Fund.

22

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

VIPCON-SANN-0812

1.705691.114

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semiannual Report June 30, 2012

Contents

Shareholder Expense Example	3	An example of shareholder expenses.

Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.

Investments	5	A complete list of the fund’s investments with their market values.

Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	17	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http//www.fidelity.com, http://www.advisorfidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.55%
Actual		$1,000.00	$1,084.50	$2.85
Hypothetical(A)		$1,000.00	$1,022.13	$2.77
Service Class	.65%
Actual		$1,000.00	$1,083.70	$3.37
Hypothetical(A)		$1,000.00	$1,021.63	$3.27
Service Class 2.80%
Actual		$1,000.00	$1,083.60	$4.14
Hypothetical(A)		$1,000.00	$1,020.89	$4.02
Service Class 2R	.80%
Actual		$1,000.00	$1,082.80	$4.14
Hypothetical(A)		$1,000.00	$1,020.89	$4.02
Investor Class	.64%
Actual		$1,000.00	$1,084.20	$3.32
Hypothetical(A)		$1,000.00	$1,021.68	$3.22

(A) 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Chevron Corp.	3.6	4.2
JPMorgan Chase & Co.	3.5	3.3
Wells Fargo & Co.	3.1	3.4
Comcast Corp. Class A	3.0	1.6
Procter & Gamble Co.	2.6	2.7
Pfizer, Inc.	2.5	3.3
General Electric Co.	2.2	2.2
Johnson & Johnson	2.1	1.4
Exxon Mobil Corp.	2.1	1.6
Paychex, Inc.	2.0	1.7
	26.7

Top Five Market Sectors as of June 30, 2012

	% of fund’s net	% of fund’s net assets
	assets	6 months ago
Financials	19.1	19.9
Energy	13.8	12.7
Health Care	13.2	14.0
Consumer Staples	10.7	11.5
Industrials	9.7	9.3

Asset Allocation (% of fund’s net assets)

4

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

	Shares	Value

Common Stocks — 91.5%

CONSUMER DISCRETIONARY — 8.0%
Distributors — 0.2%
Li & Fung Ltd.	4,554,000	$8,817,686

Hotels, Restaurants & Leisure — 0.8%
Arcos Dorados Holdings, Inc.	176,400	2,607,192
McDonald’s Corp.	460,252	40,746,110
		43,353,302
Household Durables — 0.5%
KB Home	570,948	5,595,290
Lennar Corp. Class A	381,792	11,801,191
PulteGroup, Inc. (a)	1,240,229	13,270,450
		30,666,931
Leisure Equipment & Products — 0.3%
Hasbro, Inc.	521,066	17,648,505

Media — 4.4%
Comcast Corp. Class A	5,117,866	163,618,176
Time Warner, Inc.	2,020,374	77,784,399
		241,402,575
Multiline Retail — 1.5%
Target Corp.	1,397,128	81,298,878

Specially Retail — 0.3%
Lowe’s Companies, Inc.	668,178	19,002,982

TOTAL CONSUMER DISCRETIONARY		442,190,859

CONSUMER STAPLES — 10.5%
Beverages — 2.1%
Anheuser-Busch InBev SA NV	188,681	14,875,850
PepsiCo, Inc.	903,752	63,859,116
The Coca-Cola Co.	477,333	37,322,667
		116,057,633
Food & Staples Retailing — 2.3%
Safeway, Inc. (d)	1,026,562	18,632,100
Sysco Corp.	621,800	18,535,858
Wal-Mart Stores, Inc.	825,995	57,588,371
Walgreen Co.	1,049,994	31,058,823
		125,815,152
Food Products — 0.5%
Kellogg Co.	587,834	28,997,851

Household Products — 3.3%
Kimberly-Clark Corp.	306,201	25,650,458
Procter & Gamble Co.	2,341,501	143,416,936
Reckitt Benckiser Group PLC	209,901	11,061,982
		180,129,376
Tobacco — 2.3%
Altria Group, Inc.	1,428,874	49,367,597
British American Tobacco PLC sponsored ADR	367,600	37,539,312
Lorillard, Inc.	124,782	16,464,985
Philip Morris International, Inc.	266,844	23,284,807
		126,656,701

TOTAL CONSUMER STAPLES		577,656,713

ENERGY — 13.1%
Energy Equipment & Services — 1.3%
BW Offshore Ltd.	5,396,200	5,850,990
Exterran Partners LP	387,857	7,458,490
Halliburton Co.	803,985	22,825,134
National Oilwell Varco, Inc.	157,156	10,127,133
Noble Corp.	493,202	16,043,861
Trinidad Drilling Ltd. (d)	1,191,800	6,801,255
		69,106,863
Oil, Gas & Consumable Fuels — 11.8%
Apache Corp.	390,311	34,304,434
BP PLC sponsored ADR	1,060,136	42,977,913
Buckeye Partners LP	181,720	9,480,332
Canadian Natural Resources Ltd.	610,500	16,376,343
Chevron Corp.	1,899,151	200,360,425
EV Energy Partners LP	58,900	2,972,094
Exxon Mobil Corp.	1,328,669	113,694,206
Holly Energy Partners LP	109,284	6,185,474
HollyFrontier Corp.	504,476	17,873,585
Inergy LP	147,118	2,739,337
Inergy Midstream LP	205,600	4,268,256
Legacy Reserves LP	380,101	9,506,326
Markwest Energy Partners LP	159,900	7,884,669
Penn West Petroleum Ltd. (d)	2,006,500	26,921,511
Pioneer Southwest Energy Partners LP	139,402	3,585,419
Royal Dutch Shell PLC Class A sponsored ADR	1,575,700	106,249,451
Suncor Energy, Inc.	551,100	15,935,943
Williams Companies, Inc.	965,900	27,837,238
		649,152,956

TOTAL ENERGY		718,259,819

FINANCIALS — 18.0%
Capital Markets — 2.8%
Apollo Investment Corp.	808,738	6,211,108
Ashmore Group PLC	2,251,743	12,290,087
BlackRock, Inc. Class A	59,900	10,172,218
Charles Schwab Corp.	1,921,200	24,841,116
FXCM, Inc. Class A (d)	272,097	3,199,861
Goldman Sachs Group, Inc.	143,335	13,740,093
KKR & Co. LP	1,776,843	22,903,506
Manning & Napier, Inc.	439,100	6,248,393
Morgan Stanley	1,957,993	28,567,118
The Blackstone Group LP	1,844,426	24,106,648
		152,280,148

See accompanying notes which are an integral part of the financial statements.

5

	Shares	Value

Common Stocks — continued

FINANCIALS — continued
Commercial Banks — 5.5%
BB&T Corp.	463,355	$14,294,502
Comerica, Inc.	331,820	10,190,192
Cullen/Frost Bankers, Inc.	134,900	7,755,401
First Niagara Financial Group, Inc.	631,834	4,833,530
M&T Bank Corp.	273,493	22,582,317
Standard Chartered PLC (United
Kingdom)	381,370	8,269,378
SunTrust Banks, Inc.	862,480	20,897,890
U.S. Bancorp	1,329,738	42,764,374
Wells Fargo & Co.	5,108,236	170,819,412
		302,406,996
Diversified Financial Services — 4.3%
JPMorgan Chase & Co.	5,464,519	195,247,264
KKR Financial Holdings LLC	3,028,485	25,802,692
New Academy Holding Co. LLC unit (h)(i)	127,200	14,743,752
		235,793,708
Insurance — 3.6%
ACE Ltd.	562,800	41,720,364
AFLAC, Inc.	451,300	19,220,867
Assured Guaranty Ltd.	211,162	2,977,384
Berkshire Hathaway, Inc. Class B (a)	220,375	18,363,849
Fidelity National Financial, Inc. Class A	537,711	10,356,314
Hanover Insurance Group, Inc.	277,728	10,867,497
MetLife, Inc.	2,201,874	67,927,813
MetLife, Inc. unit (a)	144,300	8,922,069
Validus Holdings Ltd.	586,435	18,783,513
		199,139,670
Real Estate Investment Trusts — 1.8%
American Capital Agency Corp.	470,888	15,826,546
Annaly Capital Management, Inc. (d)	890,200	14,937,556
Digital Realty Trust, Inc.	124,400	9,338,708
Highwoods Properties, Inc. (SBI)	127,438	4,288,289
Lexington Corporate Properties Trust	308,865	2,616,087
Omega Healthcare Investors, Inc.	464,200	10,444,500
Rayonier, Inc.	239,754	10,764,955
Two Harbors Investment Corp.	1,258,103	13,033,947
Ventas, Inc.	279,338	17,631,815
		98,882,403
Real Estate Management & Development — 0.0%
Beazer Pre-Owned Rental Homes, Inc. (i)	149,500	2,990,000

TOTAL FINANCIALS		991,492,925

HEALTH CARE — 12.8%
Biotechnology — 0.7%
Amgen, Inc.	316,100	23,087,944
PDL BioPharma, Inc. (d)	2,246,500	14,894,295
		37,982,239
Health Care Equipment & Supplies — 0.7%
Baxter International, Inc.	100,100	5,320,315
Covidien PLC	412,000	22,042,000
St. Jude Medical, Inc.	268,500	10,715,835
		38,078,150
Health Care Providers & Services — 1.6%
Aetna, Inc.	439,400	17,035,538
Brookdale Senior Living, Inc. (a)	615,830	10,924,824
McKesson Corp.	61,450	5,760,938
WellPoint, Inc.	803,761	51,271,914
		84,993,214
Pharmaceuticals — 9.8%
Abbott Laboratories	762,600	49,164,822
AstraZeneca PLC sponsored ADR	466,400	20,871,400
Eli Lilly & Co.	1,095,557	47,010,351
Johnson & Johnson	1,700,268	114,870,106
Merck & Co., Inc.	2,685,789	112,131,691
Pfizer, Inc.	6,030,885	138,710,355
Sanofi SA	459,370	34,774,705
Teva Pharmaceutical Industries Ltd. sponsored ADR	608,822	24,011,940
		541,545,370

TOTAL HEALTH CARE		702,598,973

INDUSTRIALS — 9.1%
Aerospace & Defense - 2.4%
Lockheed Martin Corp.	302,996	26,384,892
Raytheon Co.	630,741	35,693,633
Rockwell Collins, Inc.	332,585	16,413,070
The Boeing Co.	146,780	10,905,754
United Technologies Corp.	591,376	44,666,629
		134,063,978
Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	241,500	14,134,995
United Parcel Service, Inc. Class B	781,704	61,567,007
		75,702,002
Building Products — 0.1%
Lennox International, Inc.	75,800	3,534,554

Commercial Services & Supplies — 1.1%
Intrum Justitia AB	732,919	10,648,195
Republic Services, Inc.	1,961,382	51,898,168
		62,546,363
Industrial Conglomerates — 2.2%
General Electric Co.	5,884,241	122,627,582

Machinery — 1.1%
Briggs & Stratton Corp.	755,567	13,214,867
Douglas Dynamics, Inc.	535,191	7,626,472
Harsco Corp.	116,600	2,376,308
Illinois Tool Works, Inc.	179,121	9,473,710

See accompanying notes which are an integral part of the financial statements.

6

	Shares	Value

Common Stocks — continued

INDUSTRIALS — continued
Machinery — continued
Ingersoll-Rand PLC	443,938	$18,725,305
Stanley Black & Decker, Inc.	120,391	7,748,365
		59,165,027
Professional Services — 0.3%
Michael Page International PLC	2,475,199	14,494,357

Road & Rail — 0.5%
Union Pacific Corp.	249,462	29,763,311

TOTAL INDUSTRIALS		501,897,174

INFORMATION TECHNOLOGY — 8.7%
Communications Equipment — 1.0%
Cisco Systems, Inc.	3,397,522	58,335,453

Computers & Peripherals — 1.4%
Apple, Inc. (a)	66,930	39,087,120
Hewlett-Packard Co.	1,791,450	36,026,060
		75,113,180
Electronic Equipment & Components — 0.3%
Arrow Electronics, Inc. (a)	202,022	6,628,342
TE Connectivity Ltd.	351,838	11,227,151
		17,855,493
Internet Software & Services — 0.2%
VeriSign, Inc. (a)	291,000	12,678,870

IT Services — 4.2%
Accenture PLC Class A	525,471	31,575,552
Cognizant Technology Solutions Corp. Class A (a)	490,433	29,425,980
Fidelity National Information Services, Inc.	98,697	3,363,594
IBM Corp.	79,449	15,538,635
Paychex, Inc.	3,587,887	112,695,531
Visa, Inc. Class A	305,551	37,775,270
		230,374,562
Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	1,457,200	16,699,512
KLA-Tencor Corp.	382,148	18,820,789
MKS Instruments, Inc.	92,421	2,673,740
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,523,619	13,097,583
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,698,500	23,711,060
		75,002,684
Software — 0.2%
CA Technologies, Inc.	401,419	10,874,441

TOTAL INFORMATION TECHNOLOGY		480,234,683

MATERIALS — 1.2%
Chemicals — 0.6%
Eastman Chemical Co.	216,300	10,895,031
PetroLogistics LP	64,800	697,248
PPG Industries, Inc.	185,136	19,646,632
		31,238,911

Metals & Mining — 0.6%
ArcelorMittal SA Class A unit (d)	421,403	6,434,824
Commercial Metals Co.	668,471	8,449,473
Freeport-McMoRan Copper & Gold, Inc.	329,200	11,215,844
Nucor Corp.	190,500	7,219,950
		33,320,091

TOTAL MATERIALS		64,559,002

TELECOMMUNICATION SERVICES — 4.7%
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	2,960,276	105,563,442
CenturyLink, Inc.	290,455	11,470,068
Koninklijke KPN NV	1,206,976	11,541,247
Verizon Communications, Inc.	1,499,008	66,615,916
		195,190,673
Wireless Telecommunication Services — 1.2%
Vodafone Group PLC	22,599,446	63,521,524

TOTAL TELECOMMUNICATION SERVICES		258,712,197

UTILITIES — 5.4%
Electric Utilities — 3.7%
Duke Energy Corp.	2,059,077	47,482,316
El Paso Electric Co.	253,492	8,405,795
FirstEnergy Corp.	563,810	27,733,814
NextEra Energy, Inc.	560,380	38,559,748
PPL Corp.	1,975,734	54,945,163
Southern Co.	601,734	27,860,284
		204,987,120
Multi-Utilities — 1.7%
Alliant Energy Corp.	190,801	8,694,802
CMS Energy Corp.	118,500	2,784,750
National Grid PLC	3,127,200	33,142,152
PG&E Corp.	455,105	20,602,603
Sempra Energy	422,100	29,074,248
		94,298,555

TOTAL UTILITIES		299,285,675

TOTAL COMMON STOCKS (Cost $4,682,960,234)		5,036,888,020

See accompanying notes which are an integral part of the financial statements.

7

	Shares	Value

Preferred Stocks — 2.2%

Convertible Preferred Stocks — 1.3%

CONSUMER DISCRETIONARY — 0.2%
Automobiles — 0.1%
General Motors Co. 4.75%	168,490	$5,593,868

Media — 0.1%
Interpublic Group of Companies, Inc. 5.25%	6,200	6,435,538

TOTAL CONSUMER DISCRETIONARY		12,029,406

ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
ATP Oil & Gas Corp. Series B, 8.00%	3,700	64,750

FINANCIALS — 0.3%
Commercial Banks — 0.2%
Huntington Bancshares, Inc. 8.50%	9,000	10,314,000

Diversified Financial Services — 0.0%
Citigroup, Inc. 7.50%	19,700	1,685,532

Real Estate Investment Trusts — 0.1%
Health Care REIT, Inc. Series I, 6.50%	84,800	4,579,200

TOTAL FINANCIALS		16,578,732

HEALTH CARE — 0.3%
Health Care Equipment & Supplies — 0.2%
Alere, Inc. 3.00%	41,553	8,601,471

Health Care Providers & Services — 0.1%
HealthSouth Corp. Series A 6.50%	7,600	8,094,000

TOTAL HEALTH CARE		16,695,471

INDUSTRIALS — 0.3%
Aerospace & Defense — 0.2%
United Technologies Corp. 7.50%	251,000	13,225,190

Professional Services — 0.1%
Nielsen Holdings B.V. 6.25%	91,500	4,683,656

TOTAL INDUSTRIALS		17,908,846

MATERIALS — 0.1%
Metals & Mining — 0.1%
AngloGold Ashanti Holdings Finance PLC 6.00%	70,100	2,888,120

UTILITIES — 0.1%
Electric Utilities — 0.1%
PPL Corp. 8.75%	135,000	7,222,500

TOTAL CONVERTIBLE PREFERRED STOCKS		73,387,825

Nonconvertible Preferred Stocks — 0.9%

CONSUMER DISCRETIONARY — 0.6%
Automobiles — 0.6%
Porsche Automobil Holding SE (Germany) (d)	193,475	9,584,364
Volkswagen AG	156,109	24,615,470
		34,199,834
FINANCIALS — 0.3%
Consumer Finance — 0.3%
Ally Financial, Inc. 7.00% (e)	14,714	13,021,890

TOTAL NONCONVERTIBLE PREFERRED STOCKS		47,221,724

TOTAL PREFERRED STOCKS (Cost $133,159,847)		120,609,549

	Principal
	Amount

Corporate Bonds — 3.2%

Convertible Bonds — 2.4%

CONSUMER DISCRETIONARY — 0.1%
Hotels, Restaurants & Leisure — 0.1%
Gaylord Entertainment Co. 3.75% 10/1/14 (e)	$2,210,000	3,296,436

ENERGY — 0.5%
Energy Equipment & Services — 0.1%
Transocean, Inc. Series C, 1.5% 12/15/37	5,180,000	5,154,100

Oil, Gas & Consumable Fuels — 0.4%
Amyris, Inc. 3% 2/27/17 (i)	1,383,000	1,152,025
Chesapeake Energy Corp. 2.5% 5/15/37	2,590,000	2,232,062
Massey Energy Co. 3.25% 8/1/15	5,860,000	5,054,250
Peabody Energy Corp. 4.75% 12/15/66	5,050,000	4,096,813
Western Refining, Inc. 5.75% 6/15/14	4,320,000	9,363,600
		21,898,750

TOTAL ENERGY		27,052,850

FINANCIALS — 0.1%
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	10,438,000	4,436,150

HEALTH CARE — 0.1%
Health Care Equipment & Supplies — 0.1%
Teleflex, Inc. 3.875% 8/1/17	3,860,000	4,483,004

See accompanying notes which are an integral part of the financial statements.

8

	Principal Amount	Value

Corporate Bonds — continued

Convertible Bonds — continued

INDUSTRIALS — 0.3%
Commercial Services & Supplies — 0.2%
Covanta Holding Corp. 3.25% 6/1/14	$10,880,000	$12,751,360

Construction & Engineering — 0.1%
MasTec, Inc.:
4% 6/15/14	2,520,000	3,030,300
4.25% 12/15/14	1,300,000	1,610,375
		4,640,675

TOTAL INDUSTRIALS		17,392,035

INFORMATION TECHNOLOGY — 0.8%
Communications Equipment — 0.1%
InterDigital, Inc. 2.5% 3/15/16	5,740,000	5,589,612

Computers & Peripherals — 0.1%
SanDisk Corp. 1.5% 8/15/17	8,650,000	8,936,488

Internet Software & Services — 0.1%
VeriSign, Inc. 3.25% 8/15/37	4,410,000	6,140,925

IT Services — 0.1%
CACI International, Inc. 2.125% 5/1/14	4,690,000	5,329,013

Semiconductors & Semiconductor Equipment — 0.1%
Micron Technology, Inc.:
1.875% 8/1/31 (e)	4,650,000	4,155,938
3.125% 5/1/32 (e)	650,000	598,406
		4,754,344
Software — 0.3%
Nuance Communications, Inc. 2.75% 11/1/31 (e)	13,380,000	14,768,175

TOTAL INFORMATION TECHNOLOGY		45,518,557

MATERIALS — 0.2%
Metals & Mining — 0.2%
Goldcorp, Inc. 2% 8/1/14	4,490,000	5,068,312
Newmont Mining Corp. 1.25% 7/15/14	5,990,000	7,427,600
Royal Gold, Inc. 2.875% 6/15/19	1,190,000	1,246,525
		13,742,437
TELECOMMUNICATION SERVICES — 0.1%
Diversified Telecommunication Services — 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	6,660,000	4,145,850

UTILITIES — 0.2%
Multi-Utilities — 0.2%
CMS Energy Corp. 5.5% 6/15/29	6,100,000	10,347,430

TOTAL CONVERTIBLE BONDS		130,414,749

Nonconvertible Bonds — 0.8%

CONSUMER DISCRETIONARY — 0.1%
Multiline Retail — 0.1%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	3,030,000	2,545,200

CONSUMER STAPLES — 0.2%
Food & Staples Retailing — 0.2%
Rite Aid Corp. 9.5% 6/15/17	9,085,000	9,289,413
Tops Markets LLC 10.125% 10/15/15	2,230,000	2,369,375
		11,658,788
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Alpha Natural Resources, Inc. 6% 6/1/19	1,230,000	1,048,575
Western Refining, Inc. 11.25% 6/15/17(e)	4,045,000	4,530,400
		5,578,975
FINANCIALS — 0.3%
Diversified Financial Services — 0.1%
Goldman Sachs Capital II 5.793% (f)(g)	7,850,000	5,314,607
Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc.:
5.375% 6/15/15	3,960,000	2,851,200
5.625% 2/15/13	10,000,000	9,400,000
		12,251,200

TOTAL FINANCIALS		17,565,807

MATERIALS — 0.1%
Paper & Forest Products — 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	6,015,000	6,676,650

TOTAL NONCONVERTIBLE BONDS		44,025,420

TOTAL CORPORATE BONDS (Cost $173,855,698)		174,440,169

See accompanying notes which are an integral part of the financial statements.

9

	Principal
	Amount	Value

Floating Rate Loans — 0.2%

ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (g)	$5,630,000	$5,566,663

FINANCIALS — 0.1%
Insurance — 0.1%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (g)	5,537,000	5,647,740

TOTAL FLOATING RATE LOANS (Cost $11,057,968)		11,214,403

	Shares

Money Market Funds — 3.0%

Fidelity Cash Central Fund, 0.17% (b)	99,815,681	99,815,681
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	66,021,525	66,021,525

TOTAL MONEY MARKET FUNDS (Cost $165,837,206)		165,837,206

TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,166,870,953)		5,508,989,347

NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,099,044)

NET ASSETS - 100%		$5,505,890,303

Legend

(a)	Non-income producing
(b)

Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Security or a portion of the security is on loan at period end.
(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,953,245 or 0.9% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
(i)

Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,885,777 or 0.3% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$1,383,000
Beazer Pre-Owned Rental Homes, Inc.	5/3/12	$2,990,000
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$100,972
Fidelity Securities Lending Cash Central Fund	716,888
Total	$817,860

See accompanying notes which are an integral part of the financial statements.

10

Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$488,420,099	$473,166,875	$15,253,224	$—
Consumer Staples	577,656,713	562,780,863	14,875,850	—
Energy	718,324,569	718,259,819	64,750	—
Financials	1,021,093,547	981,415,836	21,943,959	17,733,752
Health Care	719,294,444	676,425,739	42,868,705	—
Industrials	519,806,020	515,122,364	4,683,656	—
Information Technology	480,234,683	480,234,683	—	—
Materials	67,447,122	67,447,122	—	—
Telecommunication Services	258,712,197	195,190,673	63,521,524	—
Utilities	306,508,175	266,143,523	40,364,652	—
Corporate Bonds	174,440,169	—	174,440,169	—
Floating Rate Loans	11,214,403	—	11,214,403	—
Money Market Funds	165,837,206	165,837,206	—	—
Total Investments in Securities:	$5,508,989,347	$5,102,024,703	$389,230,892	$17,733,752

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)

United States of America	85.6%
United Kingdom	6.4%
Ireland	1.3%
Canada	1.3%
Switzerland	1.3%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

11

Financial Statements

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,753,841) — See accompanying schedule:
Unaffiliated issuers (cost $5,001,033,747)	$5,343,152,141
Fidelity Central Funds (cost $165,837,206)	165,837,206
Total Investments (cost $5,166,870,953)		$5,508,989,347
Foreign currency held at value (cost $12,007)		12,007
Receivable for investments sold		133,467,164
Receivable for fund shares sold		819,201
Dividends receivable		15,015,591
Interest receivable		1,491,601
Distributions receivable from Fidelity Central Funds		48,223
Other receivables		363,372
Total assets		5,660,206,506

Liabilities
Payable to custodian bank	$506,796
Payable for investments purchased	79,603,094
Payable for fund shares redeemed	4,941,230
Accrued management fee	2,051,647
Distribution and service plan fees payable	346,654
Other affiliated payables	511,419
Other payables and accrued expenses	333,838
Collateral on securities loaned, at value	66,021,525
Total liabilities		154,316,203

Net Assets		$5,505,890,303
Net Assets consist of:
Paid in capital		$5,002,371,281
Undistributed net investment income		80,004,092
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		81,238,620
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		342,276,310
Net Assets		$5,505,890,303

Initial Class:
Net Asset Value, offering price and redemption price per share ($3,410,917,771 ÷ 172,545,133 shares)		$19.77

Service Class:
Net Asset Value, offering price and redemption price per share ($348,946,352 ÷ 17,719,120 shares)		$19.69

Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,543,366,826 ÷ 79,365,464 shares)		$19.45

Service Class 2R:
Net Asset Value, offering price and redemption price per share ($4,905,087 ÷ 253,322 shares)		$19.36

Investor Class:
Net Asset Value, offering price and redemption price per share ($197,754,267 ÷ 10,034,099 shares)		$19.71

See accompanying notes which are an integral part of the financial statements.

12

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$91,320,183
Interest		5,508,617
Income from Fidelity Central Funds		817,860
Total income		97,646,660

Expenses
Management fee	$12,788,191
Transfer agent fees	2,065,952
Distribution and service plan fees	2,166,965
Accounting and security lending fees	557,433
Custodian fees and expenses	67,512
Independent trustees’ compensation	18,289
Appreciation in deferred trustee compensation account	83
Audit	44,264
Legal	13,786
Interest	310
Miscellaneous	32,674
Total expenses before reductions	17,755,459
Expense reductions	(225,136)	17,530,323

Net investment income (loss)		80,116,337
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	116,971,037
Foreign currency transactions	(136,072)
Total net realized gain (loss)		116,834,965
Change in net unrealized appreciation (depreciation) on:
Investment securities	248,948,696
Assets and liabilities in foreign currencies	167,017
Total change in net unrealized appreciation (depreciation)		249,115,713
Net gain (loss)		365,950,678
Net increase (decrease) in net assets resulting from operations		$446,067,015

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2012	December 31,
	(Unaudited)	2011

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,116,337	$137,582,764
Net realized gain (loss)	116,834,965	336,648,895
Change in net unrealized appreciation (depreciation)	249,115,713	(414,416,618)
Net increase (decrease) in net assets resulting from operations	446,067,015	59,815,041
Distributions to shareholders from net investment income	—	(135,446,653)
Distributions to shareholders from net realized gain	(141,235,485)	—
Total distributions	(141,235,485)	(135,446,653)
Share transactions — net increase (decrease)	(132,387,772)	(594,372,345)
Redemption fees	696	2,327
Total increase (decrease) in net assets	172,444,454	(670,001,630)
Net Assets
Beginning of period	5,333,445,849	6,003,447,479
End of period (including undistributed net investment income of $80,004,092 and distributions in excess of net investment income of $132,585, respectively)	$5,505,890,303	$5,333,445,849

See accompanying notes which are an integral part of the financial statements.

13

Financial Highlights — Initial Class

	Six months ended
	June 30, 2012		Years ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$18.69		$19.02	$16.81	$13.18	$23.91	$26.20
Income from Investment Operations
Net investment income (loss) (E)	.29		.48	.30	.33	.47	.47
Net realized and unrealized gain (loss)	1.28		(.31)	2.24	3.64	(10.67)	(.05)
Total from investment operations	1.57		.17	2.54	3.97	(10.20)	.42
Distributions from net investment income	—		(.50)	(.33)	(.34)	(.51)	(.50)
Distributions from net realized gain	(.49)		—	—	—	(.02)	(2.21)
Total distributions	(.49)		(.50)	(.33)	(.34)	(.53)	(2.71)
Redemption fees added to paid in capital (E),(I)	—		—	—	—	—	—
Net asset value, end of period	$19.77		$18.69	$19.02	$16.81	$13.18	$23.91
Total Return (B), (C), (D)	8.45%		.97%	15.15%	30.21%	(42.65)%	1.53%
Ratios to Average Net Assets (F), (H)
Expenses before reductions	.55	%(A)	.56%	.56%	.58%	.57%	.55%
Expenses net of fee waivers, if any	.55	%(A)	.55%	.55%	.58%	.57%	.55%
Expenses net of all reductions	.55	%(A)	.54%	.55%	.58%	.57%	.54%
Net investment income (loss)	2.95	%(A)	2.48%	1.71%	2.29%	2.37%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$3,410,918		$3,345,762	$3,798,310	$3,771,733	$3,322,799	$7,201,655
Portfolio turnover rate (G)	59	%(A)	96%	29%	29%	34%	20%

(A)Annualized (B)Total returns for periods of less than one year are not annualized. (C)Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D)Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E)Calculated based on average shares outstanding during the period. (F)Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G)Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H)Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (I)Amount represents less than $.01 per share.

Financial Highlights — Service Class

	Six months ended
	June 30, 2012		Years ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$18.63		$18.96	$16.75	$13.14	$23.82	$26.11
Income from Investment Operations
Net investment income (loss) (E)	.28		.46	.28	.31	.44	.44
Net realized and unrealized gain (loss)	1.27		(.31)	2.24	3.63	(10.62)	(.05)
Total from investment operations	1.55		.15	2.52	3.94	(10.18)	.39
Distributions from net investment income	—		(.48)	(.31)	(.33)	(.48)	(.47)
Distributions from net realized gain	(.49)		—	—	—	(.02)	(2.21)
Total distributions	(.49)		(.48)	(.31)	(.33)	(.50)	(2.68)
Redemption fees added to paid in capital (E),(I)	—		—	—	—	—	—
Net asset value, end of period	$19.69		$18.63	$18.96	$16.75	$13.14	$23.82
Total Return (B), (C), (D)	8.37%		.86%	15.09%	30.03%	(42.70)%	1.42%
Ratios to Average Net Assets (F), (H)
Expenses before reductions	.65	%(A)	.66%	.66%	.68%	.67%	.65%
Expenses net of fee waivers, if any	.65	%(A)	.66%	.65%	.68%	.67%	.65%
Expenses net of all reductions	.65	%(A)	.64%	.65%	.68%	.67%	.64%
Net investment income (loss)	2.85	%(A)	2.38%	1.61%	2.19%	2.27%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$348,946		$347,999	$414,431	$430,383	$405,082	$920,054
Portfolio turnover rate (G)	59	%(A)	96%	29%	29%	34%	20%

(A)Annualized (B)Total returns for periods of less than one year are not annualized. (C)Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D)Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E)Calculated based on average shares outstanding during the period. (F)Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G)Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H)Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (I)Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

14

Financial Highlights — Service Class 2

	Six months ended
	June 30, 2012		Years ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$18.41		$18.75	$16.57	$13.00	$23.57	$25.87
Income from Investment Operations
Net investment income (loss) (E)	.26		.42	.25	.29	.41	.39
Net realized and unrealized gain (loss)	1.27		(.31)	2.21	3.58	(10.50)	(.04)
Total from investment operations	1.53		.11	2.46	3.87	(10.09)	.35
Distributions from net investment income	—		(.45)	(.28)	(.30)	(.46)	(.44)
Distributions from net realized gain	(.49)		—	—	—	(.02)	(2.21)
Total distributions	(.49)		(.45)	(.28)	(.30)	(.48)	(2.65)
Redemption fees added to paid in capital (E),(I)	—		—	—	—	—	—
Net asset value, end of period	$19.45		$18.41	$18.75	$16.57	$13.00	$23.57
Total Return (B), (C), (D)	8.36%		.66%	14.92%	29.88%	(42.81)%	1.27%
Ratios to Average Net Assets (F), (H)
Expenses before reductions	.80	%(A)	.81%	.81%	.83%	.82%	.80%
Expenses net of fee waivers, if any	.80	%(A)	.81%	.80%	.83%	.82%	.80%
Expenses net of all reductions	.80	%(A)	.80%	.80%	.83%	.82%	.80%
Net investment income (loss)	2.70	%(A)	2.23%	1.46%	2.04%	2.12%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$1,543,367		$1,457,230	$1,619,356	$1,558,421	$1,321,569	$2,583,129
Portfolio turnover rate (G)	59	%(A)	96%	29%	29%	34%	20%

(A)Annualized (B)Total returns for periods of less than one year are not annualized. (C)Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D)Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E)Calculated based on average shares outstanding during the period. (F)Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G)Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H)Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (I)Amount represents less than $.01 per share.

Financial Highlights — Service Class 2R

	Six months ended
	June 30, 2012		Years ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$18.34		$18.66	$16.49	$12.93	$23.44	$25.73
Income from Investment Operations
Net investment income (loss)(E)	.26		.42	.25	.28	.41	.39
Net realized and unrealized gain (loss)	1.25		(.30)	2.20	3.58	(10.45)	(.04)
Total from investment operations	1.51		.12	2.45	3.86	(10.04)	.35
Distributions from net investment income	—		(.44)	(.28)	(.30)	(.45)	(.43)
Distributions from net realized gain	(.49)		—	—	—	(.02)	(2.21)
Total distributions	(.49)		(.44)	(.28)	(.30)	(.47)	(2.64)
Redemption fees added to paid in capital (E),(I)	—		—	—	—	—	—
Net asset value, end of period	$19.36		$18.34	$18.66	$16.49	$12.93	$23.44
Total Return (B), (C), (D)	8.28%		.70%	14.90%	29.95%	(42.82)%	1.27%
Ratios to Average Net Assets (F), (H)
Expenses before reductions	.80	%(A)	.81%	.81%	.83%	.82%	.80%
Expenses net of fee waivers, if any	.80	%(A)	.80%	.80%	.83%	.82%	.80%
Expenses net of all reductions	.80	%(A)	.79%	.80%	.83%	.81%	.79%
Net investment income (loss)	2.70%		2.23%	1.46%	2.04%	2.12%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$4,905		$3,956	$5,405	$5,259	$5,339	$13,558
Portfolio turnover rate (G)	59	% (A)	96%	29%	29%	34%	20%

(A)Annualized (B)Total returns for periods of less than one year are not annualized. (C)Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D)Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E)Calculated based on average shares outstanding during the period. (F)Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G)Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H)Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (I)Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

15

Financial Highlights — Investor Class

	six months ended
	June 30, 2012		Years ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$18.64		$18.97	$16.77	$13.15	$23.85	$26.15
Income from Investment Operations
Net investment income (loss)(E)	.28		.46	.28	.31	.44	.44
Net realized and unrealized gain (loss)	1.28		(.31)	2.23	3.64	(10.63)	(.05)
Total from investment operations	1.56		.15	2.51	3.95	(10.19)	.39
Distributions from net investment income	—		(.48)	(.31)	(.33)	(.49)	(.48)
Distributions from net realized gain	(.49)		—	—	—	(.02)	(2.21)
Total distributions	(.49)		(.48)	(.31)	(.33)	(.51)	(2.69)
Redemption fees added to paid in capital (E),(I)	—		—	—	—	—	—
Net asset value, end of period	$19.71		$18.64	$18.97	$16.77	$13.15	$23.85
Total Return (B),(C),(D)	8.42%		.89%	15.04%	30.09%	(42.71)%	1.39%
Ratios to Average Net Assets (F),(H)
Expenses before reductions	.64	%(A)	.64%	.65%	.68%	.66%	.66%
Expenses net of fee waivers, if any	.64	%(A)	.64%	.64%	.68%	.66%	.66%
Expenses net of all reductions	.63	%(A)	.63%	.64%	.68%	.66%	.66%
Net investment income (loss)	2.86	%(A)	2.39%	1.62%	2.19%	2.28%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$197,754		$178,499	$165,946	$147,358	$122,483	$230,534
Portfolio turnover rate (G)	59	%(A)	96%	29%	29%	34%	20%

(A)Annualized (B)Total returns for periods of less than one year are not annualized. (C)Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown. (D)Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. (E)Calculated based on average shares outstanding during the period. (F)Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. (G)Amount does not include the portfolio activity of any underlying Fidelity Central Funds. (H)Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. (I)Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

16

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Equity-Income PortfolioSM (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund’s Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 — unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of

17

Notes to Financial Statements (Unaudited) — continued

3. Significant Accounting Policies — continued

Security Valuation — continued

bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund’s Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

18

3. Significant Accounting Policies — continued

Income Tax Information and Distributions to Shareholders — continued

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$836,134,469
Gross unrealized depreciation	(503,412,986)
Net unrealized appreciation (depreciation) on securities and other investments	$332,721,483

Tax cost	$5,176,267,864

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,597,039,051 and $1,883,712,074, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund’s average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund’s average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s and Service Class 2R’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$178,980
Service Class 2	1,982,276
Service Class 2R	5,709
$2,166,965

19

Notes to Financial Statements (Unaudited) — continued

6. Fees and Other Transactions with Affiliates — continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$1,223,378
Service Class	126,972
Service Class 2	563,280
Service Class 2R	1,605
Investor Class	150,717
$2,065,952

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,450 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average	Weighted Average	Interest
Borrower or Lender	Loan Balance	Interest Rate	Expense
Borrower	$13,168,000.42%		$310

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,171 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $716,888, including $2,138 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $225,136 for the period.

20

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	June 30,	December 31,
	2012	2011
From net investment income
Initial Class	$—	$87,368,043
Service Class	—	8,664,568
Service Class 2	—	34,838,681
Service Class 2R	—	92,819
Investor Class	—	4,482,542
Total	$—	$135,446,653

From net realized gain
Initial Class	$86,397,034	$—
Service Class	9,082,257	—
Service Class 2	40,893,881	—
Service Class 2R	114,488	—
Investor Class	4,747,825	—
Total	$141,235,485	$—

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,
	2012	2011	2012	2011
Initial Class
Shares sold	1,803,095	4,371,165	$35,046,037	$84,316,162
Reinvestment of distributions	4,469,583	4,832,303	86,397,034	87,368,043
Shares redeemed	(12,761,305)	(29,859,019)	(248,524,253)	(577,640,149)
Net increase (decrease)	(6,488,627)	(20,655,551)	$(127,081,182)	$(405,955,944)
Service Class
Shares sold	448,743	732,651	$8,651,357	$13,967,159
Reinvestment of distributions	471,316	480,564	9,082,257	8,664,568
Shares redeemed	(1,882,669)	(4,390,826)	(36,702,132)	(85,219,322)
Net increase (decrease)	(962,610)	(3,177,611)	$(18,968,518)	$(62,587,595)
Service Class 2
Shares sold	7,857,246	6,218,448	$150,214,185	$117,730,568
Reinvestment of distributions	2,147,788	1,955,033	40,893,881	34,838,681
Shares redeemed	(9,778,461)	(15,423,190)	(186,994,630)	(293,235,286)
Net increase (decrease)	226,573	(7,249,709)	$4,113,436	$(140,666,037)
Service Class 2R
Shares sold	58,246	65,572	$1,106,634	$1,282,023
Reinvestment of distributions	6,038	5,229	114,488	92,819
Shares redeemed	(26,686)	(144,784)	(510,428)	(2,656,411)
Net increase (decrease)	37,598	(73,983)	$710,694	$(1,281,569)
Investor Class
Shares sold	748,542	1,692,332	$14,524,129	$32,847,466
Reinvestment of distributions	246,256	248,478	4,747,825	4,482,542
Shares redeemed	(536,653)	(1,110,397)	(10,434,156)	(21,211,208)
Net increase (decrease)	458,145	830,413	$8,837,798	$16,118,800

21

Notes to Financial Statements (Unaudited) — continued

12. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

22

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

VIPEI-SANN-0812

1.705693.114

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report June 30, 2012

Contents

Shareholder Expense Example	3	An example of shareholder expenses.

Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.

Investments	5	A complete list of the fund’s investments with their market values.

Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	16	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Expenses Paid
		Beginning	Ending	During Period*
	Annualized	Account Value	Account Value	January 1, 2012
	Expense Ratio	January 1, 2012	June 30, 2012	to June 30, 2012
Initial Class	.65%
Actual		$1,000.00	$1,069.00	$3.34
Hypothetical(A)		$1,000.00	$1,021.63	$3.27
Service Class	.75%
Actual		$1,000.00	$1,068.60	$3.86
Hypothetical(A)		$1,000.00	$1,021.13	$3.77
Service Class 2.90%
Actual		$1,000.00	$1,067.70	$4.63
Hypothetical(A)		$1,000.00	$1,020.39	$4.52
Investor Class	.74%
Actual		$1,000.00	$1,068.50	$3.81
Hypothetical(A)		$1,000.00	$1,021.18	$3.72

(A) 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Fiserv, Inc.	2.0	1.6
BB&T Corp.	1.6	0.0
Ross Stores, Inc.	1.6	1.7
Motorola Solutions, Inc.	1.6	0.0
Intuit, Inc.	1.5	2.2
Wyndham Worldwide Corp.	1.5	0.0
Reinsurance Group of America, Inc.	1.5	2.4
McKesson Corp.	1.4	1.5
Synopsys, Inc.	1.3	0.3
Time Warner, Inc.	1.3	1.1
	15.3

Top Five Market Sectors as of June 30, 2012

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	18.9	24.9
Consumer Discretionary	16.8	19.3
Financials	16.0	10.3
Industrials	11.2	7.7
Health Care	8.6	17.2

Asset Allocation (% of fund’s net assets)

4

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

	Shares	Value

Common Stocks — 89.0%

CONSUMER DISCRETIONARY — 16.8%
Auto Components — 0.6%
BorgWarner, Inc. (a)	23,442	$1,537,561
Dana Holding Corp.	632,791	8,106,053
Delphi Automotive PLC	838,600	21,384,300
Exide Industries Ltd.	3,814,806	9,436,114
New Focus Auto Tech Holdings Ltd. (a)	5,687,675	880,044
TRW Automotive Holdings Corp. (a)	87,215	3,206,023
		44,550,095
Automobiles — 0.6%
Bajaj Auto Ltd.	120,000	3,425,688
Daihatsu Motor Co. Ltd.	1,215,000	21,271,220
Harley-Davidson, Inc.	359,100	16,421,643
		41,118,551
Distributors — 0.6%
Genuine Parts Co.	551,580	33,232,695
LKQ Corp. (a)	391,300	13,069,420
		46,302,115
Diversified Consumer Services — 0.4%
Anhanguera Educacional Participacoes SA	380,000	4,843,415
Grand Canyon Education, Inc. (a)	605,089	12,670,564
MegaStudyCo. Ltd.	84,896	5,837,758
Weight Watchers International, Inc.	100,233	5,168,013
		28,519,750
Hotels, Restaurants & Leisure — 3.2%
Jubilant Foodworks Ltd. (a)	1,965,090	41,620,991
Papa John’s International, Inc. (a)	262,515	12,487,839
Starbucks Corp.	819,425	43,691,741
Texas Roadhouse, Inc. Class A	315,723	5,818,775
The Cheesecake Factory, Inc. (a)	479,317	15,318,971
Wyndham Worldwide Corp.	2,086,085	110,020,123
		228,958,440
Household Durables — 0.5%
Jarden Corp.	378,000	15,883,560
Newell Rubbermaid, Inc.	925,100	16,781,314
		32,664,874
Internet & Catalog Retail — 0.3%
Expedia, Inc. (d)	444,818	21,382,401

Leisure Equipment & Products — 0.6%
Mattel, Inc.	762,300	24,729,012
Polaris Industries, Inc.	307,100	21,951,508
		46,680,520
Media — 2.6%
Discovery Communications, Inc. (a)	1,260,680	68,076,720
Pearson PLC	216,100	4,287,803
Sun TV Ltd.	3,935,322	21,572,763
Time Warner, Inc.	2,365,148	91,058,198
		184,995,484
Specialty Retail — 6.7%
Advance Auto Parts, Inc.	600,459	40,963,313
American Eagle Outfitters, Inc.	445,700	8,793,661
Asbury Automotive Group, Inc. (a)	185,088	4,384,735
Ascena Retail Group, Inc. (a)	886,800	16,512,216
AutoZone, Inc. (a)	187,675	68,908,630
Bed Bath & Beyond, Inc. (a)	1,225,160	75,714,888
Foot Locker, Inc.	548,200	16,763,956
Group 1 Automotive, Inc.	113,400	5,172,174
O’Reilly Automotive, Inc. (a)	284,166	23,804,586
Penske Automotive Group, Inc.	612,523	13,009,989
Ross Stores, Inc.	1,831,013	114,383,382
Sally Beauty Holdings, Inc. (a)	1,622,147	41,754,064
Sonic Automotive, Inc. Class A (sub. vtg.)	529,104	7,232,852
TJX Companies, Inc.	901,054	38,682,248
Tsutsumi Jewelry Co. Ltd.	97,500	2,370,619
		478,451,313
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG	182,900	13,068,229
Coach, Inc.	194,009	11,345,646
Daphne International Holdings Ltd.	13,416,000	13,687,640
PVH Corp.	128,633	10,006,361
Shenzhou International Group Holdings Ltd.	3,000	5,219
Vera Bradley, Inc. (a)	233,572	4,923,698
		53,036,793

TOTAL CONSUMER DISCRETIONARY		1,206,660,336

CONSUMER STAPLES — 2.6%
Beverages — 0.2%
Molson Coors Brewing Co. Class B	322,627	13,424,509

Food & Staples Retailing — 0.9%
Breadtalk Group Ltd.	1,200	478
Kroger Co.	800,504	18,563,688
Safeway, Inc. (d)	2,623,737	47,620,827
		66,184,993
Food Products — 1.2%
Biostime International Holdings Ltd.	1,681,000	4,406,500
Britannia Industries Ltd.	278,461	2,648,730
Orion Corp.	10,418	8,660,680
Post Holdings, Inc. (a)	147,000	4,520,250
Smart Balance, Inc. (a)	100	939
Want Want China Holdings Ltd.	55,061,600	68,091,393
		88,328,492
Household Products — 0.3%
Church & Dwight Co., Inc.	307,900	17,079,213
Jyothy Laboratories Ltd.	417,068	1,788,976
		18,868,189

TOTAL CONSUMER STAPLES		186,806,183

See accompanying notes which are an integral part of the financial statements.

5

	Shares	Value

Common Stocks — continued

ENERGY — 5.3%
Energy Equipment & Services — 1.6%
Halliburton Co.	432,235	$12,271,152
Helix Energy Solutions Group, Inc. (a)	2,957,570	48,533,724
McDermott International, Inc. (a)	783,248	8,725,383
National Oilwell Varco, Inc.	377,700	24,338,988
Parker Drilling Co. (a)	1,446,753	6,524,856
Pioneer Drilling Co. (a)	398,164	3,173,367
Superior Energy Services, Inc. (a)	350,300	7,086,569
TETRA Technologies, Inc. (a)	321,300	2,290,869
		112,944,908
Oil, Gas & Consumable Fuels — 3.7%
Apache Corp.	159,595	14,026,805
Denbury Resources, Inc. (a)	1,166,464	17,625,271
Hess Corp.	449,100	19,513,395
HollyFrontier Corp.	574,125	20,341,249
Marathon Petroleum Corp.	1,515,408	68,072,127
Murphy Oil Corp.	404,616	20,348,139
Newfield Exploration Co. (a)	228,200	6,688,542
QEP Resources, Inc.	1,359,300	40,738,221
Talisman Energy, Inc.	960,500	11,009,758
Tesoro Corp. (a)	194,398	4,852,174
Valero Energy Corp.	1,636,894	39,530,990
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	908,661	137,543
WPX Energy, Inc.	293,264	4,745,012
		267,629,226

TOTAL ENERGY		380,574,134

FINANCIALS — 15.8%
Capital Markets — 2.1%
Ameriprise Financial, Inc.	879,500	45,962,670
Invesco Ltd.	680,616	15,381,922
Marusan Securities Co. Ltd.	2,321,200	8,367,246
SEI Investments Co.	648,818	12,904,990
TD Ameritrade Holding Corp.	3,831,000	65,127,000
		147,743,828
Commercial Banks — 7.1%
Bank of Hawaii Corp.	193,234	8,879,102
BB&T Corp.	3,765,108	116,153,582
City National Corp.	82,700	4,017,566
Comerica, Inc.	2,148,024	65,965,817
East West Bancorp, Inc.	584,700	13,717,062
Fifth Third Bancorp	2,283,074	30,593,192
Fulton Financial Corp.	1,021,144	10,201,229
Glacier Bancorp, Inc.	70,041	1,084,935
HDFC Bank Ltd.	1,408,420	14,429,185
Huntington Bancshares, Inc.	3,251,229	84,807,866
KeyCorp	1,146,551	8,874,305
MB Financial, Inc.	153,993	3,317,009
PacWest Bancorp	126,200	2,987,154
Regions Financial Corp.	11,323,787	76,435,562
Shinsei Bank Ltd.	8,442,000	10,270,547
Signature Bank (a)	85,952	5,240,493
Sumitomo Mitsui Financial Group, Inc.	604,300	19,963,009
SunTrust Banks, Inc.	330,695	8,012,740
Synovus Financial Corp.	4,583,848	9,076,019
TCF Financial Corp.	504,901	5,796,263
UMB Financial Corp.	147,441	7,553,402
		507,376,039
Consumer Finance — 1.2%
ACOM Co. Ltd. (a)	172,700	3,426,409
Credit Saison Co. Ltd.	1,132,900	25,188,909
Discover Financial Services	1,597,047	55,225,885
Hitachi Capital Corp.	203,100	3,399,432
Shriram Transport Finance Co. Ltd.	192,997	1,851,804
		89,092,439
Diversified Financial Services — 1.0%
CME Group, Inc.	120,495	32,305,914
CRISIL Ltd.	598,956	11,653,811
Intercontinental Exchange, Inc. (a)	57,839	7,864,947
Mitsubishi UFJ Lease & Finance Co. Ltd.	161,820	6,731,006
Moody’s Corp.	270,302	9,879,538
		68,435,216
Insurance — 4.0%
Assured Guaranty Ltd.	799,012	11,266,069
Brasil Insurance Participacoese Administracao SA	568,400	5,051,501
Lincoln National Corp.	1,988,575	43,490,135
Old Republic International Corp.	4,088,857	33,896,625
Progressive Corp.	85,210	1,774,924
Protective Life Corp.	2,425,799	71,342,749
Reinsurance Group of America, Inc.	1,989,199	105,845,279
Unum Group	798,700	15,279,131
		287,946,413
Real Estate Investment Trusts — 0.1%
Extra Space Storage, Inc.	311,300	9,525,780

Real Estate Management & Development — 0.3%
Altisource Portfolio Solutions SA (a)	55,400	4,056,942
Goldcrest Co. Ltd.	204,350	3,157,211
Kenedix, Inc. (a)	22,534	3,267,812
Wharf Holdings Ltd.	2,358,000	13,112,741
		23,594,706

TOTAL FINANCIALS		1,133,714,421

HEALTH CARE — 8.6%
Biotechnology — 2.0%
3SBio, Inc. sponsored ADR (a)	647,273	8,835,276
Alexion Pharmaceuticals, Inc. (a)	772,353	76,694,653
Biogen Idec, Inc. (a)	63,900	9,225,882
Celgene Corp. (a)	112,000	7,185,920

See accompanying notes which are an integral part of the financial statements

6

	Shares	Value

Common Stocks — continued

HEALTH CARE — continued
Biotechnology — continued
Genomic Health, Inc. (a)	621,937	$20,772,696
Halozyme Therapeutics, Inc. (a)	267,800	2,372,708
United Therapeutics Corp. (a)	304,526	15,037,494
		140,124,629
Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp. (a)	2,515,482	14,262,783
HeartWare International, Inc. CDI (a)	100	256
Hill-Rom Holdings, Inc.	205,300	6,333,505
Opto Circuits India Ltd.	159,883	446,422
		21,042,966
Health Care Providers & Services — 3.5%
Aetna, Inc.	488,917	18,955,312
Cardinal Health, Inc.	17,404	730,968
Centene Corp. (a)	105,900	3,193,944
Community Health Systems, Inc. (a)	1,114,791	31,247,592
Express Scripts Holding Co. (a)	232,900	13,002,807
Health Management Associates, Inc. Class A (a)	895,840	7,032,344
Health Net, Inc. (a)	66,199	1,606,650
Humana, Inc.	77,642	6,012,596
McKesson Corp.	1,113,358	104,377,313
Molina Healthcare, Inc. (a)	1,791	42,017
Omnicare, Inc.	1,329,494	41,520,098
PharMerica Corp. (a)	209,322	2,285,796
Tenet Healthcare Corp. (a)	1,157,712	6,066,411
UnitedHealth Group, Inc.	317,500	18,573,750
		254,647,598
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	155,307	1,697,506
athenahealth, Inc. (a)(d)	415,735	32,913,740
Cerner Corp. (a)	146,352	12,097,456
		46,708,702
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	1,009,100	39,597,084
Thermo Fisher Scientific, Inc.	676,605	35,122,566
		74,719,650
Pharmaceuticals — 1.1%
Cipla Ltd.	2,290,444	13,124,075
Hikma Pharmaceuticals PLC	100	1,022
Jazz Pharmaceuticals PLC (a)	398,189	17,922,487
Medicis Pharmaceutical Corp. Class A	650,303	22,207,847
Pharmstandard OJSC unit (a)	347,993	4,958,900
Questcor Pharmaceuticals, Inc. (a) (d)	290,701	15,476,921
Salix Pharmaceuticals Ltd. (a)	140,535	7,650,725
		81,341,977

TOTAL HEALTH CARE		618,585,522

INDUSTRIALS — 11.2%
Air Freight & Logistics — 0.2%
FedEx Corp.	128,086	11,733,958

Airlines — 0.7%
Copa Holdings SA Class A	648,590	53,495,703

Building Products — 0.4%
Apogee Enterprises, Inc.	63,800	1,025,266
Blue Star Ltd.	695,550	2,058,278
Lennox International, Inc.	612,832	28,576,356
		31,659,900
Commercial Services & Supplies — 1.4%
Copart, Inc. (a)	672,881	15,940,551
Corrections Corp. of America	641,300	18,886,285
Edenred SA	546,600	15,456,535
Mine Safety Appliances Co.	60,509	2,434,882
Multiplus SA	927,600	21,784,860
Republic Services, Inc.	787,946	20,849,051
The Brink’s Co.	62,713	1,453,687
		96,805,851
Construction & Engineering — 1.0%
Chicago Bridge & Iron Co. NV unit	295,600	11,220,976
Dycom Industries, Inc. (a)	123,299	2,294,594
Fluor Corp.	759,404	37,468,993
KBR, Inc.	49,216	1,216,127
Quanta Services, Inc. (a)	338,804	8,155,012
URS Corp.	224,300	7,823,584
		68,179,286
Electrical Equipment — 1.1%
Acuity Brands, Inc.	519,621	26,453,905
Brady Corp. Class A	120,700	3,320,457
Hubbell, Inc. Class B	200,613	15,635,777
Roper Industries, Inc.	329,200	32,452,536
		77,862,675
Industrial Conglomerates — 0.1%
Max India Ltd. (a)	1,974,620	6,860,993

Machinery — 3.8%
Actuant Corp. Class A	1,611,488	43,768,014
AGCO Corp. (a)	1,327,967	60,727,931
Dover Corp.	210,700	11,295,627
Eaton Corp.	232,290	9,205,653
Harsco Corp.	866,337	17,655,948
Illinois Tool Works, Inc.	814,000	43,052,460
Ingersoll-Rand PLC	1,065,851	44,957,595
Kennametal, Inc.	50,426	1,671,622
Kitz Corp.	324,700	1,390,923
Parker Hannifin Corp.	513,238	39,457,737
Spirax-Sarco Engineering PLC	100	3,110
Uzel Makina Sanayi A/S (a)	456,690	3
Valmont Industries, Inc.	25,200	3,048,444
		276,235,067

See accompanying notes which are an integral part of the financial statements.

7

	Shares	Value

Common Stocks — continued

INDUSTRIALS — continued
Professional Services — 1.8%
CDI Corp.	6,400	$104,960
Corporate Executive Board Co.	661,222	27,030,755
Dun & Bradstreet Corp.	4,091	291,156
en-japan, Inc.	1,285	1,458,650
Equifax, Inc.	1,287,104	59,979,046
GP Strategies Corp. (a)	24,400	450,668
Kforce, Inc. (a)	233,527	3,143,273
Randstad Holding NV	547,877	16,068,116
Robert Half International, Inc.	660,800	18,879,056
		127,405,680
Road & Rail — 0.5%
Con-way, Inc.	86,171	3,111,635
Kansas City Southern	40,726	2,832,901
Landstar System, Inc.	63,700	3,294,564
Norfolk Southern Corp.	77,900	5,590,883
Old Dominion Freight Lines, Inc. (a)	542,692	23,493,137
		38,323,120
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc. Class A	23,866	1,564,416
United Rentals, Inc. (a)	463,541	15,778,936
		17,343,352
TOTAL INDUSTRIALS		805,905,585

INFORMATION TECHNOLOGY — 18.9%
Communications Equipment — 2.1%
Brocade Communications Systems, Inc. (a)	6,168,239	30,409,418
Motorola Solutions, Inc.	2,369,900	114,015,889
Polycom, Inc. (a)	31,868	335,251
Ubiquiti Networks, Inc. (d)	373,125	5,317,031
		150,077,589
Computers & Peripherals — 1.1%
Gemalto NV (d)	951,809	68,163,464
NCR Corp. (a)	541,295	12,303,635
		80,467,099
Electronic Equipment & Components — 2.1%
Arrow Electronics, Inc. (a)	510,755	16,757,872
Digital China Holdings Ltd. (H Shares)	7,268,300	12,808,425
FEI Co.	226,154	10,819,207
Ingenico SA	1,144,087	55,481,309
Itron, Inc. (a)	537,613	22,171,160
Jabil Circuit, Inc.	1,311,853	26,669,971
Plexus Corp. (a)	180,878	5,100,760
Vishay Intertechnology, Inc. (a)	519,280	4,896,810
		154,705,514
Internet Software & Services — 0.7%
eBay, Inc. (a)	864,159	36,303,320
Google, Inc. Class A (a)	10,160	5,893,511
VistaPrint Ltd. (a)(d)	219,480	7,089,204
		49,286,035
IT Services — 5.3%
Alliance Data Systems Corp. (a)	71,238	9,617,130
CGI Group, Inc. Class A (sub. vtg.) (a)	134,200	3,225,493
CoreLogic, Inc. (a)	334,105	6,117,463
Fidelity National Information Services, Inc.	866,700	29,537,136
Fiserv, Inc. (a)	1,964,894	141,904,645
Genpact Ltd. (a)	162,900	2,709,027
Heartland Payment Systems, Inc.	81,500	2,451,520
Jack Henry & Associates, Inc.	127,307	4,394,638
MasterCard, Inc. Class A	159,567	68,631,362
NeuStar, Inc. Class A (a)	291,917	9,750,028
Total System Services, Inc.	2,972,504	71,132,021
Visa, Inc. Class A	244,169	30,186,613
		379,657,076
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	485,040	18,271,457
Applied Materials, Inc.	1,537,036	17,614,433
Epistar Corp.	1,022,000	2,278,635
KLA-Tencor Corp.	1,438,500	70,846,125
Kontron AG	802,611	4,936,323
LSI Corp. (a)	370,700	2,361,359
Marvell Technology Group Ltd.	3,305,768	37,289,063
MIC Electronics Ltd. (a)	875,560	99,499
PMC-Sierra, Inc. (a)	2,628,750	16,140,525
		169,837,419
Software — 5.2%
Autodesk, Inc. (a)	1,576,771	55,171,217
Check Point Software Technologies Ltd (a)	320,929	15,914,869
Deltek, Inc. (a)	46,200	535,458
Intuit, Inc.	1,881,709	111,679,429
Mentor Graphics Corp. (a)	3,611,890	54,178,350
NICE Systems Ltd. sponsored ADR (a)	63,100	2,309,460
Nuance Communications, Inc. (a)	970,615	23,120,049
Parametric Technology Corp. (a)	596,681	12,506,434
Royalblue Group PLC	379,700	9,217,341
Synopsys, Inc. (a)	3,100,026	91,233,765
Ubisoft Entertainment SA (a)	179,368	1,197,146
		377,063,518
TOTAL INFORMATION TECHNOLOGY		1,361,094,250

MATERIALS — 4.6%
Chemicals — 3.1%
Albemarle Corp.	327,925	19,557,447
CF Industries Holdings, Inc.	275,900	53,452,866
FMC Corp.	442,788	23,680,302
H.B. Fuller Co.	311,948	9,576,804

See accompanying notes which are an integral part of the financial statements.

8

	Shares	Value

Common Stocks — continued

MATERIALS — continued
Chemicals — continued
LyondellBasell Industries NV Class A	1,977,275	$79,624,864
PPG Industries, Inc.	81,500	8,648,780
W.R. Grace & Co. (a)	511,507	25,805,528
Zoltek Companies, Inc. (a)(d)	492,850	4,450,436
		224,797,027
Containers & Packaging — 0.2%
Ball Corp.	278,074	11,414,938

Metals & Mining — 0.8%
Commercial Metals Co.	726,600	9,184,224
IAMGOLD Corp.	388,500	4,594,382
Kinross Gold Corp.	1,347,961	11,002,412
Newmont Mining Corp.	101,523	4,924,881
Steel Dynamics, Inc.	1,619,482	19,028,914
Yamana Gold, Inc.	769,354	11,871,674
		60,606,487
Paper & Forest Products — 0.5%
International Paper Co.	1,280,664	37,023,996

TOTAL MATERIALS		333,842,448

UTILITIES — 5.2%
Electric Utilities — 1.7%
Hawaiian Electric Industries, Inc.	374,477	10,680,084
Northeast Utilities	1,102,780	42,798,892
Pepco Holdings, Inc. (d)	695,800	13,616,806
Pinnacle West Capital Corp.	545,922	28,246,004
Xcel Energy, Inc.	957,200	27,194,052
		122,535,838
Gas Utilities — 0.3%
Questar Corp.	886,324	18,488,719

Independent Power Producers & Energy Traders — 0.3%
Black Hills Corp.	80,395	2,586,307
The AES Corp. (a)	1,675,069	21,491,135
		24,077,442
Multi-Utilities — 2.8%
Consolidated Edison, Inc.	855,300	53,191,107
DTE Energy Co.	473,812	28,111,266
Integrys Energy Group, Inc.	338,550	19,253,339
PG&E Corp.	663,340	30,029,402
Sempra Energy	391,800	26,987,184
Vectren Corp.	311,100	9,183,672
Wisconsin Energy Corp.	789,500	31,240,515
		197,996,485
Water Utilities — 0.1%
Aqua America, Inc.	416,600	10,398,336

TOTAL UTILITIES		373,496,820

TOTAL COMMON STOCKS (Cost $5,945,953,492)		6,400,679,699

Nonconvertible Preferred Stocks — 0.2%

FINANCIALS — 0.2%
Consumer Finance — 0.1%
Ally Financial, Inc. 7.00% (e)	6,877	6,086,145

Diversified Financial Services — 0.1%
GMAC Capital Trust 1 Series 2, 8.125%	402,766	9,686,522

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,367,886)		15,772,667

	Principal
	Amount
Nonconvertible Bonds — 0.0%

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (f) (Cost $144,161)	$41,784	128,875

	Shares
Money Market Funds — 12.7%

Fidelity Cash Central Fund, 0.17% (b)	800,136,423	800,136,423
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	113,992,253	113,992,253

TOTAL MONEY MARKET FUNDS (Cost $914,128,676)		914,128,676

	Maturity
	Amount
Cash Equivalents — 0.0%

Investments in repurchase agreements in a joint trading account at 0.15%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Treasury Obligations) # (Cost $2,298,000)	$2,298,028	2,298,000

TOTAL INVESTMENT PORTFOLIO — 101.9% (Cost $6,875,892,215)		7,333,007,917

NET OTHER ASSETS (LIABILITIES) — (1.9)%		(139,127,977)

NET ASSETS — 100%		$7,193,879,940

See accompanying notes which are an integral part of the financial statements.

9

Legend

(a)	Non-income producing
(b)

Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Security or a portion of the security is on loan at period end.
(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,086,145 or 0.1% of net assets.

(f)	Principal amount shown represents units.
#	Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value

$2,298,000 due 7/02/12 at 0.15%
Barclays Capital, Inc	$643,690
Merrill Lynch, Pierce, Fenner & Smith, Inc	444,174
RBS Securities, Inc	1,210,136
$2,298,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$366,587
Fidelity Securities Lending Cash Central Fund	580,605
Total	$947,192

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of		Sales	Dividend	end of
	period	Purchases	Proceeds	Income	period
Affiliate
Advance Auto Parts, Inc.	$447,063,034	$—	$467,827,644	$162,471	$—
Allscripts Healthcare Solutions, Inc.	208,005,557	—	172,517,722	—	—
Ubisoft Entertainment SA	33,053,753	—	33,240,055	—	—
Zoltek Companies, Inc.	15,676,519	75,936	17,244,242	—	—
Total	$703,798,863	$75,936	$690,829,663	$162,471	$—

Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,206,660,336	$1,082,264,477	$124,395,859	$—
Consumer Staples	186,806,183	101,209,426	85,596,757	—
Energy	380,574,134	380,436,591	137,543	—
Financials	1,149,487,088	1,018,581,821	130,905,267	—
Health Care	618,585,522	605,014,769	13,570,753	—
Industrials	805,905,585	794,136,738	11,768,844	3
Information Technology	1,361,094,250	1,345,907,691	15,186,559	—
Materials	333,842,448	333,842,448	—	—
Utilities	373,496,820	373,496,820	—	—
Corporate Bonds	128,875	—	128,875	—
Money Market Funds	914,128,676	914,128,676	—	—
Cash Equivalents	2,298,000	—	2,298,000	—
Total Investments in Securities:	$7,333,007,917	$6,949,019,457	$383,988,457	$3

See accompanying notes which are an integral part of the financial statements.

10

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Total
Transfers
Level 1 to Level 2	$329,341,913
Level 2 to Level 1	$—

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)

United States of America	86.9%
Netherlands	2.4%
India	1.8%
Japan	1.4%
Cayman Islands	1.3%
Bermuda	1.1%
France	1.0%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

11

Financial Statements

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,128,196 and repurchase agreements of $2,298,000) — See accompanying schedule:
Unaffiliated issuers (cost $5,961,763,539)	$6,418,879,241
Fidelity Central Funds (cost $914,128,676)	914,128,676
Total Investments (cost $6,875,892,215)		$7,333,007,917
Cash		868
Foreign currency held at value (cost $92,786)		92,786
Receivable for investments sold		72,938,459
Receivable for fund shares sold		2,430,057
Dividends receivable		6,142,608
Interest receivable		2,319
Distributions receivable from Fidelity Central Funds		167,283
Other receivables		225,889
Total assets		7,415,008,186

Liabilities
Payable for investments purchased	$96,226,998
Payable for fund shares redeemed	5,772,713
Accrued management fee	3,262,453
Distribution and service plan fees payable	1,096,973
Other affiliated payables	648,565
Other payables and accrued expenses	128,291
Collateral on securities loaned, at value	113,992,253
Total liabilities		221,128,246

Net Assets		$7,193,879,940
Net Assets consist of:
Paid in capital		$6,308,650,350
Distributions in excess of net investment income		(4,299,804)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		432,386,708
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		457,142,686
Net Assets		$7,193,879,940

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,163,096,218 ÷ 37,417,409 shares)		$31.08

Service Class:
Net Asset Value, offering price and redemption price per share ($532,773,568 ÷ 17,236,829 shares)		$30.91

Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,190,124,439 ÷ 170,113,447 shares)		$30.51

Investor Class:
Net Asset Value, offering price and redemption price per share ($307,885,715 ÷ 9,938,389 shares)		$30.98

See accompanying notes which are an integral part of the financial statements.

12

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends (including $162,471 earned from other affiliated issuers)		$45,940,261
Interest		11,202
Income from Fidelity Central Funds		947,192
Total income		46,898,655

Expenses
Management fee	$20,621,533
Transfer agent fees	2,750,762
Distribution and service plan fees	6,937,170
Accounting and security lending fees	600,883
Custodian fees and expenses	239,098
Independent trustees’ compensation	23,630
Audit	39,465
Legal	16,485
Miscellaneous	45,524
Total expenses before reductions	31,274,550
Expense reductions	(279,763)	30,994,787

Net investment income (loss)		15,903,868
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	247,682,752
Other affiliated issuers	230,984,585
Foreign currency transactions	177,866
Total net realized gain (loss)		478,845,203
Change in net unrealized appreciation (depreciation) on:
Investment securities	(23,032,453)
Assets and liabilities in foreign currencies	51,077
Total change in net unrealized appreciation (depreciation)		(22,981,376)
Net gain (loss)		455,863,827
Net increase (decrease) in net assets resulting from operations		$471,767,695

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2012	December 31,
	(Unaudited)	2011

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,903,868	$4,890,036
Net realized gain (loss)	478,845,203	920,937,229
Change in net unrealized appreciation (depreciation)	(22,981,376)	(1,779,603,503)
Net increase (decrease) in net assets resulting from operations	471,767,695	(853,776,238)
Distributions to shareholders from net investment income	—	(5,847,043)
Distributions to shareholders from net realized gain	(1,443,672)	(13,136,802)
Total distributions	(1,443,672)	(18,983,845)
Share transactions — net increase (decrease)	(131,683,307)	(256,795,573)
Total increase (decrease) in net assets	338,640,716	(1,129,555,656)

Net Assets
Beginning of period	6,855,239,224	7,984,794,880
End of period (including distributions in excess of net investment income of $4,299,804 and distributions in excess of net investment income of $20,203,672, respectively)	$7,193,879,940	$6,855,239,224

See accompanying notes which are an integral part of the financial statements.

13

Financial Highlights — Initial Class

	Six months ended
	June 30, 2012		Years ended December 31,
	(Unaudited]		2011	2010	2009		2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$29.08		$32.69	$25.54	$18.43		$36.16	$34.77
Income from Investment Operations
Net investment income (loss)(E)	.10		.08	.11	.12		.14	.21
Net realized and unrealized gain (loss)	1.91		(3.55)	7.24	7.26		(12.75)	4.80
Total from investment operations	2.01		(3.47)	7.35	7.38		(12.61)	5.01
Distributions from net investment income	—		(.08)	(.11)	(.15)		(.13)	(.33)
Distributions from net realized gain	(.01)		(.06)	(.09)	(.12)		(4.99)	(3.29)
Total distributions	(.01)		(.14)	(.20)	(.27	)(l)	(5.12)	(3.62)
Net asset value, end of period	$31.08		$29.08	$32.69	$25.54		$18.43	$36.16
Total Return (B),(C),(D)	6.90%		(10.61)%	28.83%	40.09%		(39.44)%	15.63%
Ratios to Average Net Assets (F),(H)
Expenses before reductions	.65	%(A)	.66%	.66%	.68%		.68%	.67%
Expenses net of fee waivers, if any	.65	%(A)	.66%	.66%	.68%		.68%	.67%
Expenses net of all reductions	.65	%(A)	.65%	.66%	.68%		.67%	.66%
Net investment income (loss)	.62	%(A)	.25%	.40%	.54%		.55%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,163,096		$1,085,843	$1,372,063	$1,053,796		$809,243	$1,532,407
Portfolio turnover rate (G)	185	%(A)	84%	25%	57%		145%	113%

(A)	Annualized
(B)	Total returns for periods of less than one year are not annualized.
(C)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(D)	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
(E)	Calculated based on average shares outstanding during the period.
(F)

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(H)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment advisor or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(I)	Total distributions of $.27 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.115 per share.

Financial Highlights — Service Class

	Six months ended
	June 30, 2012		Years ended December 31,
	(Unaudited)		2011		2010	2009		2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$28.93		$32.52		$25.40	$18.33		$35.98	$34.59
Income from Investment Operations
Net investment income (loss) (E)	.08		.05		.08	.09		.12	.17
Net realized and unrealized gain (loss)	1.91		(3.54)		7.21	7.23		(12.68)	4.77
Total from investment operations	1.99		(3.49)		7.29	7.32		(12.56)	4.94
Distributions from net investment income	—		(.05)		(.08)	(.13)		(.10)	(.26)
Distributions from net realized gain	(.01)		(.06)		(.09)	(.12)		(4.99)	(3.29)
Total distributions	(.01)		(.10	)(J)	(.17)	(.25	)(I)	(5.09)	(3.55)
Net asset value, end of period	$30.91		$28.93		$32.52	$25.40		$18.33	$35.98
Total Return (B),(C),(D)	6.86%		(10.72)%		28.75%	39.96%		(39.51)%	15.49%
Ratios to Average Net Assets (F),(H)
Expenses before reductions	.75	%(A)	.76%		.76%	.78%		.78%	.76%
Expenses net of fee waivers, if any	.75	%(A)	.76%		.76%	.78%		.78%	.76%
Expenses net of all reductions	.75	%(A)	.75%		.75%	.78%		.77%	.75%
Net investment income (loss)	.52	%(A)	.15%		.30%	.44%		.45%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$532,774		$566,560		$749,636	$688,509		$573,499	$1,138,873
Portfolio turnover rate (G)	185	%(A)	84%		25%	57%		145%	113%

(A)	Annualized
(B)	Total returns for periods of less than one year are not annualized.
(C)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(D)	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
(E)	Calculated based on average shares outstanding during the period.
(F)

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(H)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment advisor or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(I)	Total distributions of $.25 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.115 per share.
(J)	Total distributions of $.10 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

14

Financial Highlights — Service Class 2

	Six months ended
	June 30, 2012		Years ended December 31,
	(Unaudited)		2011		2010	2009		2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$28.58		$32.13		$25.10	$18.12		$35.63	$34.25
Income from Investment Operations
Net investment income (loss)(E)	.06		—	(J)	.04	.06		.08	.12
Net realized and unrealized gain (loss)	1.88		(3.49)		7.12	7.13		(12.53)	4.73
Total from investment operations	1.94		(3.49)		7.16	7.19		(12.45)	4.85
Distributions from net investment income	—		(.01)		(.04)	(.10)		(.07)	(.18)
Distributions from net realized gain	(.01)		(.06)		(.09)	(.12)		(4.99)	(3.29)
Total distributions	(.01)		(.06	)(L)	(.13)	(.21	)(K)	(5.06)	(3.47)
Net asset value, end of period	$30.51		$28.58		$32.13	$25.10		$18.12	$35.63
Total Return (B),(C),(D)	6.77%		(10.85)%		28.57%	39.75%		(39.61)%	15.34%
Ratios to Average Net Assets (F),(I)
Expenses before reductions	.90	%(A)	.91%		.91%	.93%		.93%	.91%
Expenses net of fee waivers, if any	.90	%(A)	.91%		.91%	.93%		.93%	.91%
Expenses net of all reductions	.90	%(A)	.90%		.90%	.93%		.92%	.90%
Net investment income (loss)	.37	%(A)	—	%(H)	.15%	.29%		.30%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$5,190,124		$4,888,475		$5,507,254	$4,840,547		$3,721,868	$5,939,927
Portfolio turnover rate (G)	185	%(A)	84%		25%	57%		145%	113%

(A)	Annualized
(B)	Total returns for periods of less than one year are not annualized.
(C)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(D)	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
(E)	Calculated based on average shares outstanding during the period.
(F)

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(H)	Amount represents less than .01%.
(I)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment advisor or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(J)	Amount represents less than $.01 per share.
(K)	Total distributions of $.21 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.115 per share.
(L)	Total distributions of $.06 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.055 per share.

Financial Highlights — Investor Class

	Six months ended
	June 30, 2012		Years ended December 31,
	(Unaudited)		2011		2010	2009		2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$29.00		$32.60		$25.47	$18.38		$36.07	$34.69
Income from Investment Operations
Net investment income (loss) (E)	.08		.05		.09	.10		.12	.17
Net realized and unrealized gain (loss)	1.91		(3.54)		7.22	7.24		(12.71)	4.78
Total from investment operations	1.99		(3.49)		7.31	7.34		(12.59)	4.95
Distributions from net investment income	—		(.06)		(.09)	(.13)		(.11)	(.28)
Distributions from net realized gain	(.01)		(.06)		(.09)	(.12)		(4.99)	(3.29)
Total distributions	(.01)		(.11	)(J)	(.18)	(.25	)(I)	(5.10)	(3.57)
Net asset value, end of period	$30.98		$29.00		$32.60	$25.47		$18.38	$36.07
Total Return (B),(C),(D)	6.85%		(10.70)%		28.76%	39.98%		(39.50)%	15.46%
Ratios to Average Net Assets (F),(H)
Expenses before reductions	.74	%(A)	.74%		.75%	.78%		.77%	.78%
Expenses net of fee waivers, if any	.74	%(A)	.74%		.74%	.78%		.77%	.78%
Expenses net of all reductions	.73	%(A)	.73%		.74%	.78%		.76%	.77%
Net investment income (loss)	.54	%(A)	.17%		.32%	.44%		.46%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$307,886		$314,362		$355,842	$233,498		$163,319	$255,371
Portfolio turnover rate (G)	185	%(A)	84%		25%	57%		145%	113%

(A)	Annualized
(B)	Total returns for periods of less than one year are not annualized.
(C)	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
(D)	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
(E)	Calculated based on average shares outstanding during the period.
(F)

Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

(G)	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
(H)

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment advisor or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

(I)	Total distributions of $.25 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.115 per share.
(J)	Total distributions of $.11 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

15

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund’s Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 — unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

16

3. Significant Accounting Policies — continued

Security Valuation — continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund’s Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

17

Notes to Financial Statements (Unaudited) — continued

3. Significant Accounting Policies — continued

Income Tax Information and Distributions to Shareholders — continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$841,044,182
Gross unrealized depreciation	(410,853,210)
Net unrealized appreciation (depreciation) on securities and other investments	$430,190,972

Tax cost	$6,902,816,945

The Fund intends to elect to defer to its fiscal year ending December 31, 2012 approximately $20,229,618 of ordinary losses recognized during the period November 1, 2011 to December 31, 2011.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,361,071,883 and $6,959,860,065, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund’s average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund’s average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-l of the 1940 Act, the Fund has adopted separate 12b-l Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$288,767
Service Class 2	6,648,403
$6,937,170

18

6. Fees and Other Transactions with Affiliates — continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$419,402
Service Class	205,175
Service Class 2	1,875,594
Investor Class	250,591
$2,750,762

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,530 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,884 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $580,605, including $20,123 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $279,544 for the period. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $219.

19

Notes to Financial Statements (Unaudited) — continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	June 30,	December 31,
	2012	2011
From net investment income
Initial Class	$—	$3,113,696
Service Class	—	926,547
Service Class 2	—	1,198,154
Investor Class	—	608,646
Total	$—	$5,847,043
From net realized gain
Initial Class	$220,595	$2,063,293
Service Class	115,777	1,061,669
Service Class 2	1,045,177	9,414,063
Investor Class	62,123	597,777
Total	$1,443,672	$13,136,802

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,
	2012	2011	2012	2011
Initial Class
Shares sold	4,107,216	4,346,832	$130,003,340	$140,275,662
Reinvestment of distributions	6,900	181,585	220,595	5,176,989
Shares redeemed	(4,033,071)	(9,157,982)	(125,530,792)	(290,511,193)
Net increase (decrease)	81,045	(4,629,565)	$4,693,143	$(145,058,542)
Service Class
Shares sold	665,973	1,823,503	$20,870,182	$57,647,518
Reinvestment of distributions	3,641	70,106	115,777	1,988,216
Shares redeemed	(3,014,484)	(5,363,617)	(95,805,119)	(170,062,031)
Net increase (decrease)	(2,344,870)	(3,470,008)	$(74,819,160)	$(110,426,297)
Service Class 2
Shares sold	12,564,254	26,064,003	$385,144,628	$819,239,712
Reinvestment of distributions	33,275	378,737	1,045,177	10,612,217
Shares redeemed	(13,524,439)	(26,827,045)	(419,911,715)	(831,178,626)
Net increase (decrease)	(926,910)	(384,305)	$(33,721,910)	$(1,326,697)
Investor Class
Shares sold	237,382	1,466,088	$7,525,238	$48,132,383
Reinvestment of distributions	1,949	42,450	62,123	1,206,423
Shares redeemed	(1,142,217)	(1,584,274)	(35,422,741)	(49,322,843)
Net increase (decrease)	(902,886)	(75,736)	$(27,835,380)	$15,963

12. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

20

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

VIPMID-SANN-0812

1.723369.113

Investment Adviser

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

  VPSAR-UFID  (0612-082112)

Semi-Annual Report

June 30, 2012

Classes ADV, I, S, S2 and T

ING Partners, Inc.

■  ING Solution Aggressive Growth Portfolio
■  ING Solution Conservative Portfolio
■  ING Solution Growth Portfolio
■  ING Solution Income Portfolio
■  ING Solution Moderate Portfolio
■  ING Solution 2015 Portfolio
■  ING Solution 2020 Portfolio
■  ING Solution 2025 Portfolio
■  ING Solution 2030 Portfolio
■  ING Solution 2035 Portfolio
■  ING Solution 2040 Portfolio
■  ING Solution 2045 Portfolio
■  ING Solution 2050 Portfolio
■  ING Solution 2055 Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	7
Statements of Operations	11
Statements of Changes in Net Assets	15
Financial Highlights	22
Notes to Financial Statements	30
Portfolios of Investments	42

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these “risk-on” and “risk-off” periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing (“QE”), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks’ excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it’s quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 27, 2012

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region’s index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product (“GDP”) growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its “Operation Twist” program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone’s enduring sovereign debt crisis continued to move markets the most. The European Central Bank’s €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations (“LTRO”) was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another “summit” meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone’s deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs’ recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan’s newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.’s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays Capital Mortgage-Backed Securities Index
An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.

Barclays Capital U.S. Treasury Index
An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**
ING Solution Aggressive Growth Portfolio
Class ADV	$1,000.00	$1,070.20	0.62%	$3.19	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,073.50	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,070.90	0.37	1.91	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,070.90	0.52	2.68	1,000.00	1,022.28	0.52	2.61
ING Solution Conservative Portfolio
Class ADV	1,000.00	1,054.60	0.62	3.17	1,000.00	1,021.78	0.62	3.12
Class I	1,000.00	1,056.90	0.12	0.61	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,056.20	0.37	1.89	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,055.40	0.52	2.66	1,000.00	1,022.28	0.52	2.61
ING Solution Growth Portfolio
Class ADV	1,000.00	1,066.70	0.62	3.19	1,000.00	1,021.78	0.62	3.12
Class I	1,000.00	1,070.70	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,068.40	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,068.70	0.52	2.67	1,000.00	1,022.28	0.52	2.61

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**
ING Solution Income Portfolio
Class ADV	$1,000.00	$1,051.90	0.62%	$3.16	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,054.70	0.12	0.61	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,053.20	0.37	1.89	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,052.30	0.52	2.65	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,050.50	0.82	4.18	1,000.00	1,020.79	0.82	4.12
ING Solution Moderate Portfolio
Class ADV	1,000.00	1,062.80	0.62	3.18	1,000.00	1,021.78	0.62	3.12
Class I	1,000.00	1,064.90	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,063.90	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,063.10	0.52	2.67	1,000.00	1,022.28	0.52	2.61
ING Solution 2015 Portfolio
Class ADV	1,000.00	1,059.20	0.62	3.17	1,000.00	1,021.78	0.62	3.12
Class I	1,000.00	1,060.80	0.12	0.61	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,060.40	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,058.80	0.52	2.66	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,057.50	0.82	4.19	1,000.00	1,020.79	0.82	4.12
ING Solution 2020 Portfolio
Class ADV	1,000.00	1,060.80	0.62	3.18	1,000.00	1,021.78	0.62	3.12
Class I	1,000.00	1,063.50	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,062.70	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,061.80	0.52	2.67	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,060.90	0.82	4.20	1,000.00	1,020.79	0.82	4.12
ING Solution 2025 Portfolio
Class ADV	1,000.00	1,065.40	0.62	3.18	1,000.00	1,021.78	0.62	3.12
Class I	1,000.00	1,067.90	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,065.60	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,064.90	0.52	2.67	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,062.90	0.82	4.21	1,000.00	1,020.79	0.82	4.12
ING Solution 2030 Portfolio
Class ADV	1,000.00	1,065.10	0.62	3.18	1,000.00	1,021.78	0.62	3.12
Class I	1,000.00	1,067.80	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,066.90	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,066.00	0.52	2.67	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,064.30	0.82	4.21	1,000.00	1,020.79	0.82	4.12
ING Solution 2035 Portfolio
Class ADV	1,000.00	1,070.60	0.62	3.19	1,000.00	1,021.78	0.62	3.12
Class I	1,000.00	1,073.00	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,071.60	0.37	1.91	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,071.40	0.52	2.68	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,069.60	0.82	4.22	1,000.00	1,020.79	0.82	4.12

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**
ING Solution 2040 Portfolio
Class ADV	$1,000.00	$1,068.60	0.62%	$3.19	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,072.10	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,071.20	0.37	1.91	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,069.50	0.52	2.68	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,068.60	0.82	4.22	1,000.00	1,020.79	0.82	4.12
ING Solution 2045 Portfolio
Class ADV	1,000.00	1,069.10	0.62	3.19	1,000.00	1,021.78	0.62	3.12
Class I	1,000.00	1,072.50	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,070.30	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,070.50	0.52	2.68	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,068.70	0.82	4.22	1,000.00	1,020.79	0.82	4.12
ING Solution 2050 Portfolio
Class ADV	1,000.00	1,067.70	0.62	3.19	1,000.00	1,021.78	0.62	3.12
Class I	1,000.00	1,070.30	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,068.60	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,067.70	0.52	2.67	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,066.80	0.82	4.21	1,000.00	1,020.79	0.82	4.12
ING Solution 2055 Portfolio
Class ADV	1,000.00	1,070.40	0.62	3.19	1,000.00	1,021.78	0.62	3.12
Class I	1,000.00	1,072.60	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,071.00	0.37	1.91	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,069.30	0.52	2.68	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,068.50	0.82	4.22	1,000.00	1,020.79	0.82	4.12

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Solution Aggressive Growth Portfolio	ING Solution Conservative Portfolio	ING Solution Growth Portfolio	ING Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds*	$20,781,426	$12,864,166	$38,736,755	$216,891,345
Total Investments at fair value	$20,781,426	$12,864,166	$38,736,755	$216,891,345
Cash	4,923	–	9,433	–
Receivables:
Investments in affiliated underlying funds sold	370,892	65,616	474,306	628,477
Fund shares sold	20,170	12,177	31,026	85,327
Dividends	6,232	10,869	16,751	78,117
Prepaid expenses	1,180	1,302	2,156	–
Reimbursement due from manager	2,265	1,544	2,900	19,240
Total assets	21,187,088	12,955,674	39,273,327	217,702,506

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	397,294	88,661	531,531	660,742
Payable for fund shares redeemed	–	–	–	131,237
Payable to affiliates	10,075	6,355	18,107	97,121
Payable for trustee fees	61	46	183	244
Other accrued expenses and liabilities	521	272	494	7,136
Total liabilities	407,951	95,334	550,315	896,480
NET ASSETS	$20,779,137	$12,860,340	$38,723,012	$216,806,026

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$20,207,806	$12,388,626	$37,308,452	$219,003,545
Undistributed net investment income	255,626	402,793	688,667	10,708,471
Accumulated net realized gain (loss)	45,009	(82,652)	213,900	(16,876,535)
Net unrealized appreciation	270,696	151,573	511,993	3,970,545
NET ASSETS	$20,779,137	$12,860,340	$38,723,012	$216,806,026
__________
*Cost of investments in affiliated underlying funds	$20,510,731	$12,712,594	$38,224,762	$212,920,800

Class ADV
Net assets	$13,242,114	$8,187,047	$22,027,041	$111,320,188
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,207,079	743,264	2,334,826	10,177,311
Net asset value and redemption price per share	$10.97	$11.01	$9.43	$10.94
Class I
Net assets	$3,340	$3,353	$969	$25,044,896
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	301	100	2,237,805
Net asset value and redemption price per share	$11.10	$11.14	$9.69	$11.19
Class S
Net assets	$7,468,793	$4,367,567	$15,887,710	$74,843,049
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	676,842	394,239	1,666,388	6,750,414
Net asset value and redemption price per share	$11.03	$11.08	$9.53	$11.09
Class S2
Net assets	$64,890	$302,373	$807,292	$5,409,724
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,885	27,384	85,083	498,256
Net asset value and redemption price per share	$11.03	$11.04	$9.49	$10.86
Class T
Net assets	n/a	n/a	n/a	$188,169
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	16,739
Net asset value and redemption price per share	n/a	n/a	n/a	$11.24

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Solution Moderate Portfolio	ING Solution 2015 Portfolio	ING Solution 2020 Portfolio	ING Solution 2025 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$39,748,678	$761,138,702	$14,949	$1,245,863,255
Total Investments at fair value	$39,748,678	$761,138,702	$14,949	$1,245,863,255
Cash	13,675	–	1	–
Receivables:
Investments in affiliated underlying funds sold	988,461	3,501,163	124	14,988,314
Fund shares sold	49,890	515,657	–	939,801
Dividends	19,144	261,871	5	367,024
Prepaid expenses	2,156	–	–	–
Reimbursement due from manager	3,065	70,032	2,405	108,679
Total assets	40,825,069	765,487,425	17,484	1,262,267,073

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,039,278	2,732,994	129	13,934,966
Payable for fund shares redeemed	233	1,545,877	–	2,360,387
Payable to affiliates	18,485	324,295	8	519,147
Payable for trustee fees	183	6,649	1	10,858
Other accrued expenses and liabilities	487	30,847	4	43,472
Total liabilities	1,058,666	4,640,662	142	16,868,830
NET ASSETS	$39,766,403	$760,846,763	$17,342	$1,245,398,243

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$37,781,004	$772,102,697	$15,038	$1,258,511,541
Undistributed net investment income	892,385	33,435,078	229	35,527,203
Accumulated net realized gain (loss)	477,644	(65,529,638)	976	(123,760,030)
Net unrealized appreciation	615,370	20,838,626	1,099	75,119,529
NET ASSETS	$39,766,403	$760,846,763	$17,342	$1,245,398,243
__________
*Cost of investments in affiliated underlying funds	$39,133,308	$740,300,076	$13,850	$1,170,743,726

Class ADV
Net assets	$19,923,985	$309,736,835	$3,466	$505,790,952
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,962,904	27,912,455	301	45,708,747
Net asset value and redemption price per share	$10.15	$11.10	$11.51	$11.07
Class I
Net assets	$1,050	$100,106,330	$3,477	$190,847,887
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	100	8,824,226	301	16,850,217
Net asset value and redemption price per share	$10.50	$11.34	$11.55	$11.33
Class S
Net assets	$19,360,545	$325,151,919	$3,471	$507,845,393
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,876,025	28,931,944	301	45,294,763
Net asset value and redemption price per share	$10.32	$11.24	$11.53	$11.21
Class S2
Net assets	$480,823	$23,591,419	$3,468	$37,538,563
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	46,778	2,146,262	301	3,416,041
Net asset value and redemption price per share	$10.28	$10.99	$11.52	$10.99
Class T
Net assets	n/a	$2,260,260	$3,460	$3,375,448
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	201,583	301	302,621
Net asset value and redemption price per share	n/a	$11.21	$11.50	$11.15

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Solution 2030 Portfolio	ING Solution 2035 Portfolio	ING Solution 2040 Portfolio	ING Solution 2045 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$15,357	$1,073,381,119	$15,692	$695,358,046
Total Investments at fair value	$15,357	$1,073,381,119	$15,692	$695,358,046
Cash	1	–	1	–
Receivables:
Investments in affiliated underlying funds sold	213	12,844,212	183	12,781,198
Fund shares sold	–	584,242	–	612,342
Dividends	5	297,097	3	–
Reimbursement due from manager	2,404	95,761	2,404	61,326
Total assets	17,980	1,087,202,431	18,283	708,812,912

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	218	12,258,173	186	11,232,091
Payable for fund shares redeemed	–	1,467,500	–	2,161,449
Payable to affiliates	9	441,480	8	276,033
Payable for trustee fees	1	10,858	2	7,015
Other accrued expenses and liabilities	4	38,335	4	24,827
Total liabilities	232	14,216,346	200	13,701,415
NET ASSETS	$17,748	$1,072,986,085	$18,083	$695,111,497

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$15,037	$1,072,030,387	$15,037	$680,999,333
Undistributed net investment income	186	22,596,662	129	11,778,858
Accumulated net realized gain (loss)	981	(85,221,460)	982	(45,747,140)
Net unrealized appreciation	1,544	63,580,496	1,935	48,080,446
NET ASSETS	$17,748	$1,072,986,085	$18,083	$695,111,497
__________
*Cost of investments in affiliated underlying funds	$13,814	$1,009,800,623	$13,757	$647,277,600

Class ADV
Net assets	$3,547	$426,986,272	$3,613	$250,027,711
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	38,052,239	301	22,136,466
Net asset value and redemption price per share	$11.78	$11.22	$12.00	$11.29
Class I
Net assets	$3,559	$172,176,179	$3,626	$132,818,914
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	15,012,138	301	11,509,518
Net asset value and redemption price per share	$11.82	$11.47	$12.05	$11.54
Class S
Net assets	$3,551	$438,055,426	$3,620	$290,508,625
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	38,542,492	301	25,431,790
Net asset value and redemption price per share	$11.80	$11.37	$12.03	$11.42
Class S2
Net assets	$3,550	$32,643,653	$3,616	$20,207,888
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	2,942,017	301	1,800,097
Net asset value and redemption price per share	$11.79	$11.10	$12.01	$11.23
Class T
Net assets	$3,541	$3,124,555	$3,608	$1,548,359
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	274,854	301	136,293
Net asset value and redemption price per share	$11.76	$11.37	$11.99	$11.36

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING Solution 2050 Portfolio	ING Solution 2055 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$15,657	$41,296,689
Total Investments at fair value	$15,657	$41,296,689
Cash	6	–
Receivables:
Investments in affiliated underlying funds sold	259	661,315
Fund shares sold	–	139,108
Prepaid expenses	–	2,095
Reimbursement due from manager	2,404	3,245
Total assets	18,326	42,102,452

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	259	670,369
Payable for fund shares redeemed	–	130,053
Payable to affiliates	8	16,506
Payable for trustee fees	1	183
Other accrued expenses and liabilities	5	791
Total liabilities	273	817,902
NET ASSETS	$18,053	$41,284,550

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$15,037	$40,098,427
Undistributed net investment income	118	390,062
Accumulated net realized gain	960	326,087
Net unrealized appreciation	1,938	469,974
NET ASSETS	$18,053	$41,284,550
__________
*Cost of investments in affiliated underlying funds	$13,719	$40,826,715

Class ADV
Net assets	$3,608	$17,123,371
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	1,501,389
Net asset value and redemption price per share	$11.99	$11.41
Class I
Net assets	$3,620	$7,493,663
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	650,732
Net asset value and redemption price per share	$12.03	$11.52
Class S
Net assets	$3,613	$15,564,504
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	1,358,441
Net asset value and redemption price per share	$12.00	$11.46
Class S2
Net assets	$3,610	$1,094,508
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	95,816
Net asset value and redemption price per share	$11.99	$11.42
Class T
Net assets	$3,602	$8,504
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	748
Net asset value and redemption price per share	$11.97	$11.38

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Solution Aggressive Growth Portfolio	ING Solution Conservative Portfolio	ING Solution Growth Portfolio	ING Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$52,444	$89,479	$168,739	$1,377,066
Total investment income	52,444	89,479	168,739	1,377,066

EXPENSES:
Investment management fees	9,153	5,675	17,186	109,564
Distribution and service fees:
Class ADV	29,436	18,851	48,809	276,940
Class S	8,104	4,562	17,851	99,111
Class S2	114	392	1,417	11,975
Class T	–	–	–	719
Transfer agent fees	14	12	20	438
Administrative service fees	4,517	2,812	8,410	50,576
Shareholder reporting expense	122	61	122	2,196
Registration fees	–	–	–	122
Professional fees	1,342	1,159	299	3,660
Custody and accounting expense	244	122	387	3,599
Trustee fees	61	46	183	244
Miscellaneous expense	115	76	89	643
Total expenses	53,222	33,768	94,773	559,787
Net waived and reimbursed fees	(4,555)	(3,200)	(6,280)	(41,789)
Net expenses	48,667	30,568	88,493	517,998
Net investment income	3,777	58,911	80,246	859,068

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Capital gain distributions from affiliated underlying funds	33,085	29,442	77,790	571,595
Sale of affiliated underlying funds	90,266	36,513	232,679	1,891,396
Net realized gain	123,351	65,955	310,469	2,462,991
Net change in unrealized appreciation (depreciation) on:
Unaffiliated underlying funds	845,723	419,562	1,491,031	8,085,753
Net change in unrealized appreciation (depreciation)	845,723	419,562	1,491,031	8,085,753
Net realized and unrealized gain	969,074	485,517	1,801,500	10,548,744
Increase in net assets resulting from operations	$972,851	$544,428	$1,881,746	$11,407,812

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Solution Moderate Portfolio	ING Solution 2015 Portfolio	ING Solution 2020 Portfolio	ING Solution 2025 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$212,811	$4,501,980	$90	$5,622,693
Total investment income	212,811	4,501,980	90	5,622,693

EXPENSES:
Investment management fees	18,141	384,502	9	623,956
Distribution and service fees:
Class ADV	45,919	793,420	7	1,282,038
Class S	22,059	415,051	4	647,044
Class S2	666	59,941	7	91,358
Class T	–	8,436	13	12,707
Transfer agent fees	19	1,021	1	1,170
Administrative service fees	8,843	178,242	4	289,137
Shareholder reporting expense	122	7,503	1	11,651
Registration fees	–	183	–	244
Professional fees	314	12,322	2,401	19,032
Custody and accounting expense	398	12,017	1	14,152
Trustee fees	183	6,649	1	10,858
Miscellaneous expense	64	4,166	1	6,035
Total expenses	96,728	1,883,453	2,450	3,009,382
Net waived and reimbursed fees	(6,370)	(156,241)	(2,413)	(244,197)
Net expenses	90,358	1,727,212	37	2,765,185
Net investment income	122,453	2,774,768	53	2,857,508

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Capital gain distributions from affiliated underlying funds	120,760	1,625,164	48	3,131,124
Sale of affiliated underlying funds	411,064	15,933,645	814	34,512,261
Net realized gain	531,824	17,558,809	862	37,643,385
Net change in unrealized appreciation (depreciation) on:
Unaffiliated underlying funds	1,307,411	23,956,531	100	36,908,308
Net change in unrealized appreciation (depreciation)	1,307,411	23,956,531	100	36,908,308
Net realized and unrealized gain	1,839,235	41,515,340	962	74,551,693
Increase in net assets resulting from operations	$1,961,688	$44,290,108	$1,015	$77,409,201

See Accompanying Notes to Financial Statements

12

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Solution 2030 Portfolio	ING Solution 2035 Portfolio	ING Solution 2040 Portfolio	ING Solution 2045 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$66	$3,035,245	$30	$824,266
Total investment income	66	3,035,245	30	824,266

EXPENSES:
Investment management fees	9	536,076	9	349,454
Distribution and service fees:
Class ADV	8	1,088,729	9	641,360
Class S	4	551,274	4	367,048
Class S2	8	76,084	9	52,955
Class T	13	11,448	14	5,624
Transfer agent fees	1	1,065	1	832
Administrative service fees	4	248,130	4	161,171
Shareholder reporting expense	1	10,004	1	7,137
Registration fees	–	244	–	183
Professional fees	2,401	15,006	2,401	9,882
Custody and accounting expense	1	14,640	1	9,150
Trustee fees	1	10,858	1	7,015
Miscellaneous expense	1	5,268	1	3,605
Total expenses	2,452	2,568,826	2,455	1,615,416
Net waived and reimbursed fees	(2,412)	(212,203)	(2,412)	(138,519)
Net expenses	40	2,356,623	43	1,476,897
Net investment income (loss)	26	678,622	(13)	(652,631)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Capital gain distributions from affiliated underlying funds	40	2,182,404	41	1,503,220
Sale of affiliated underlying funds	851	23,997,731	832	10,117,643
Net realized gain	891	26,180,135	873	11,620,863
Net change in unrealized appreciation (depreciation) on:
Unaffiliated underlying funds	189	44,456,005	324	34,970,269
Net change in unrealized appreciation (depreciation)	189	44,456,005	324	34,970,269
Net realized and unrealized gain	1,080	70,636,140	1,197	46,591,132
Increase in net assets resulting from operations	$1,106	$71,314,762	$1,184	$45,938,501

See Accompanying Notes to Financial Statements

13

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Solution 2050 Portfolio	ING Solution 2055 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$21	$40,545
Total investment income	21	40,545

EXPENSES:
Investment management fees	9	17,718
Distribution and service fees:
Class ADV	9	37,164
Class S	4	16,577
Class S2	9	2,297
Class T	14	36
Transfer agent fees	1	78
Administrative service fees	4	8,749
Shareholder reporting expense	1	183
Professional fees	2,401	493
Custody and accounting expense	1	413
Trustee fees	1	183
Miscellaneous expense	1	115
Total expenses	2,455	84,006
Net waived and reimbursed fees	(2,412)	(7,032)
Net expenses	43	76,974
Net investment (loss)	(22)	(36,429)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Capital gain distributions from affiliated underlying funds	39	82,194
Sale of affiliated underlying funds	781	75,153
Net realized gain	820	157,347
Net change in unrealized appreciation (depreciation) on:
Unaffiliated underlying funds	355	1,610,315
Net change in unrealized appreciation (depreciation)	355	1,610,315
Net realized and unrealized gain	1,175	1,767,662
Increase in net assets resulting from operations	$1,153	$1,731,233

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Aggressive Growth Portfolio		ING Solution Conservative Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$3,777	$207,038	$58,911	$263,605
Net realized gain (loss)	123,351	(33,237)	65,955	(61,574)
Net change in unrealized appreciation (depreciation)	845,723	(853,993)	419,562	(281,783)
Increase (decrease) in net assets resulting from operations	972,851	(680,192)	544,428	(79,752)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	–	(13,230)	–	(20,417)
Class I	–	(7)	–	(13)
Class S	–	(7,295)	–	(8,648)
Class S2	–	–	–	(410)
Net realized gains:
Class ADV	–	(30,198)	–	(14,569)
Class I	–	(13)	–	(8)
Class S	–	(14,118)	–	(6,139)
Class S2	–	(144)	–	(297)
Total distributions	–	(65,005)	–	(50,501)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,378,920	11,387,885	3,874,167	8,309,839
Reinvestment of distributions	–	64,985	–	50,481
	6,378,920	11,452,870	3,874,167	8,360,320
Cost of shares redeemed	(1,518,624)	(2,018,897)	(1,034,724)	(1,829,377)
Net increase in net assets resulting from capital share transactions	4,860,296	9,433,973	2,839,443	6,530,943
Net increase in net assets	5,833,147	8,688,776	3,383,871	6,400,690

NET ASSETS:
Beginning of year or period	14,945,990	6,257,214	9,476,469	3,075,779
End of year or period	$20,779,137	$14,945,990	$12,860,340	$9,476,469
Undistributed net investment income at end of year or period	$255,626	$251,849	$402,793	$343,882

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Growth Portfolio		ING Solution Income Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$80,246	$488,377	$859,068	$7,586,662
Net realized gain	310,469	30,317	2,462,991	13,553,476
Net change in unrealized appreciation (depreciation)	1,491,031	(1,384,784)	8,085,753	(20,227,049)
Increase (decrease) in net assets resulting from operations	1,881,746	(866,090)	11,407,812	913,089

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	–	(40,462)	–	(4,429,419)
Class I	–	(3)	–	(920,437)
Class S	–	(25,988)	–	(3,538,958)
Class S2	–	(1,137)	–	(167,535)
Class T	–	–	–	(7,074)
Net realized gains:
Class ADV	–	(53,993)	–	–
Class I	–	(4)	–	–
Class S	–	(36,620)	–	–
Class S2	–	(1,730)	–	–
Total distributions	–	(159,937)	–	(9,063,423)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,328,178	21,875,242	20,441,892	57,588,232
Reinvestment of distributions	–	159,930	–	9,063,423
	11,328,178	22,035,172	20,441,892	66,651,655
Cost of shares redeemed	(2,994,491)	(2,360,044)	(32,688,318)	(75,632,988)
Net increase (decrease) in net assets resulting from capital share transactions	8,333,687	19,675,128	(12,246,426)	(8,981,333)
Net increase (decrease) in net assets	10,215,433	18,649,101	(838,614)	(17,131,667)

NET ASSETS:
Beginning of year or period	28,507,579	9,858,478	217,644,640	234,776,307
End of year or period	$38,723,012	$28,507,579	$216,806,026	$217,644,640
Undistributed net investment income at end of year or period	$688,667	$608,421	$10,708,471	$9,849,403

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Moderate Portfolio		ING Solution 2015 Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$122,453	$603,499	$2,774,768	$23,316,926
Net realized gain	531,824	123,227	17,558,809	67,896,371
Net change in unrealized appreciation (depreciation)	1,307,411	(1,035,912)	23,956,531	(96,100,672)
Increase (decrease) in net assets resulting from operations	1,961,688	(309,186)	44,290,108	(4,887,375)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	–	(54,404)	–	(9,822,823)
Class I	–	(6)	–	(2,473,021)
Class S	–	(52,759)	–	(11,411,661)
Class S2	–	(537)	–	(531,537)
Class T	–	–	–	(71,208)
Net realized gains:
Class ADV	–	(77,693)	–	–
Class I	–	(9)	–	–
Class S	–	(83,020)	–	–
Class S2	–	(783)	–	–
Total distributions	–	(269,211)	–	(24,310,250)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,038,785	22,239,953	59,587,203	137,506,278
Reinvestment of distributions	–	269,195	–	24,310,250
	13,038,785	22,509,148	59,587,203	161,816,528
Cost of shares redeemed	(4,422,515)	(2,376,917)	(90,619,442)	(195,024,320)
Net increase (decrease) in net assets resulting from capital share transactions	8,616,270	20,132,231	(31,032,239)	(33,207,792)
Net increase (decrease) in net assets	10,577,958	19,553,834	13,257,869	(62,405,417)

NET ASSETS:
Beginning of year or period	29,188,445	9,634,611	747,588,894	809,994,311
End of year or period	$39,766,403	$29,188,445	$760,846,763	$747,588,894
Undistributed net investment income at end of year or period	$892,385	$769,932	$33,435,078	$30,660,310

See Accompanying Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2020 Portfolio		ING Solution 2025 Portfolio
	Six Months Ended June 30, 2012	October 3, 2011(1) to December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$53	$129	$2,857,508	$27,185,998
Net realized gain	862	149	37,643,385	75,738,747
Net change in unrealized appreciation (depreciation)	100	999	36,908,308	(141,949,834)
Increase (decrease) in net assets resulting from operations	1,015	1,277	77,409,201	(39,025,089)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	–	–	–	(10,006,665)
Class I	–	–	–	(2,896,280)
Class S	–	–	–	(11,679,285)
Class S2	–	–	–	(506,920)
Class T	–	–	–	(90,084)
Total distributions	–	–	–	(25,179,234)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	–	15,050	108,288,572	222,454,400
Reinvestment of distributions	–	–	–	25,179,234
	–	15,050	108,288,572	247,633,634
Cost of shares redeemed	–	–	(125,641,859)	(248,245,759)
Net increase (decrease) in net assets resulting from capital share transactions	–	15,050	(17,353,287)	(612,125)
Net increase (decrease) in net assets	1,015	16,327	60,055,914	(64,816,448)

NET ASSETS:
Beginning of year or period	16,327	–	1,185,342,329	1,250,158,777
End of year or period	$17,342	$16,327	$1,245,398,243	$1,185,342,329
Undistributed net investment income at end of year or period	$229	$176	$35,527,203	$32,669,695

__________
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2030 Portfolio		ING Solution 2035 Portfolio
	Six Months Ended June 30, 2012	October 3, 2011(1) to December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$26	$112	$678,622	$18,176,468
Net realized gain	891	125	26,180,135	67,761,565
Net change in unrealized appreciation (depreciation)	189	1,355	44,456,005	(135,905,734)
Increase (decrease) in net assets resulting from operations	1,106	1,592	71,314,762	(49,967,701)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	–	–	–	(6,147,305)
Class I	–	–	–	(2,036,122)
Class S	–	–	–	(7,227,185)
Class S2	–	–	–	(343,641)
Class T	–	–	–	(36,630)
Total distributions	–	–	–	(15,790,883)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	–	15,050	100,942,178	207,546,197
Reinvestment of distributions	–	–	–	15,790,882
	–	15,050	100,942,178	223,337,079
Cost of shares redeemed	–	–	(104,332,944)	(221,976,420)
Net increase (decrease) in net assets resulting from capital share transactions	–	15,050	(3,390,766)	1,360,659
Net increase (decrease) in net assets	1,106	16,642	67,923,996	(64,397,925)

NET ASSETS:
Beginning of year or period	16,642	–	1,005,062,089	1,069,460,014
End of year or period	$17,748	$16,642	$1,072,986,085	$1,005,062,089
Undistributed net investment income at end of year or period	$186	$160	$22,596,662	$21,918,040

__________
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2040 Portfolio		ING Solution 2045 Portfolio
	Six Months Ended June 30, 2012	October 3, 2011(1) to December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income (loss)	$(13)	$93	$(652,631)	$10,071,738
Net realized gain	873	145	11,620,863	54,588,797
Net change in unrealized appreciation (depreciation)	324	1,611	34,970,269	(100,288,416)
Increase (decrease) in net assets resulting from operations	1,184	1,849	45,938,501	(35,627,881)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	–	–	–	(2,574,545)
Class I	–	–	–	(1,234,496)
Class S	–	–	–	(3,677,605)
Class S2	–	–	–	(193,691)
Class T	–	–	–	(13,363)
Total distributions	–	–	–	(7,693,700)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	–	15,050	79,848,471	165,712,855
Reinvestment of distributions	–	–	–	7,693,699
	–	15,050	79,848,471	173,406,554
Cost of shares redeemed	–	–	(82,827,061)	(164,594,721)
Net increase (decrease) in net assets resulting from capital share transactions	–	15,050	(2,978,590)	8,811,833
Net increase (decrease) in net assets	1,184	16,899	42,959,911	(34,509,748)

NET ASSETS:
Beginning of year or period	16,899	–	652,151,586	686,661,334
End of year or period	$18,083	$16,899	$695,111,497	$652,151,586
Undistributed net investment income at end of year or period	$129	$142	$11,778,858	$12,431,489

__________
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2050 Portfolio		ING Solution 2055 Portfolio
	Six Months Ended June 30, 2012	October 3, 2011(1) to December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income (loss)	$(22)	$91	$(36,429)	$342,024
Net realized gain	820	176	157,347	284,820
Net change in unrealized appreciation (depreciation)	355	1,583	1,610,315	(1,996,890)
Increase (decrease) in net assets resulting from operations	1,153	1,850	1,731,233	(1,370,046)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	–	–	–	(26,166)
Class I	–	–	–	(10,054)
Class S	–	–	–	(29,728)
Class S2	–	–	–	(1,686)
Class T	–	–	–	(2)
Net realized gains:
Class ADV	–	–	–	(20,674)
Class I	–	–	–	(6,202)
Class S	–	–	–	(20,458)
Class S2	–	–	–	(1,285)
Class T	–	–	–	(19)
Total distributions	–	–	–	(116,274)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	–	15,050	17,475,408	27,299,170
Reinvestment of distributions	–	–	–	116,264
	–	15,050	17,475,408	27,415,434
Cost of shares redeemed	–	–	(4,942,197)	(9,477,335)
Net increase in net assets resulting from capital share transactions	–	15,050	12,533,211	17,938,099
Net increase in net assets	1,153	16,900	14,264,444	16,451,779

NET ASSETS:
Beginning of year or period	16,900	–	27,020,106	10,568,327
End of year or period	$18,053	$16,900	$41,284,550	$27,020,106
Undistributed net investment income at end of year or period	$118	$140	$390,062	$426,491

__________
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution Aggressive Growth Portfolio
Class ADV
06-30-12	10.25	(0.00	)*•	0.72	0.72	—	—		—	—		—	10.97	7.02	0.67	0.62	0.62	(0.05)	13,242	37
12-31-11	10.89	0.21	•	(0.79)	(0.58)	0.02	0.04		—	0.06		—	10.25	(5.29)	0.62	0.62	0.62	1.96	9,527	83
04-30-10(5)–12-31-10	10.00	0.11	•	0.78	0.89	—	—		—	—		—	10.89	8.90	0.62	0.62	0.62	1.57	4,677	26
Class I
06-30-12	10.34	0.03		0.73	0.76	—	—		—	—		—	11.10	7.35	0.17	0.12	0.12	0.45	3	37
12-31-11	10.94	0.23	•	(0.77)	(0.54)	0.02	0.04		—	0.06		—	10.34	(4.84)	0.12	0.12	0.12	2.16	3	83
04-30-10(5)–12-31-10	10.00	0.16		0.78	0.94	—	—		—	—		—	10.94	9.40	0.12	0.12	0.12	2.50	3	26
Class S
06-30-12	10.30	0.01	•	0.72	0.73	—	—		—	—		—	11.03	7.09	0.42	0.37	0.37	0.20	7,469	37
12-31-11	10.92	0.23	•	(0.79)	(0.56)	0.02	0.04		—	0.06		—	10.30	(5.05)	0.37	0.37	0.37	2.20	5,379	83
04-30-10(5)–12-31-10	10.00	0.10	•	0.82	0.92	—	—		—	—		—	10.92	9.20	0.37	0.37	0.37	1.46	1,438	26
Class S2
06-30-12	10.30	(0.01	)•	0.74	0.73	—	—		—	—		—	11.03	7.09	0.67	0.52	0.52	(0.09)	65	37
12-31-11	10.91	0.08	•	(0.65)	(0.57)	—	0.04		—	0.04		—	10.30	(5.18)	0.62	0.52	0.52	0.70	37	83
04-30-10(5)–12-31-10	10.00	0.09	•	0.82	0.91	—	—		—	—		—	10.91	9.10	0.62	0.52	0.52	1.29	138	26
ING Solution Conservative Portfolio
Class ADV
06-30-12	10.44	0.05	•	0.52	0.57	—	—		—	—		—	11.01	5.46	0.67	0.62	0.62	0.96	8,187	49
12-31-11	10.50	0.39	•	(0.38)	0.01	0.04	0.03		—	0.07		—	10.44	0.09	0.62	0.62	0.62	3.67	6,411	84
04-30-10(5)–12-31-10	10.00	0.36	•	0.14	0.50	—	—		—	—		—	10.50	5.00	0.62	0.62	0.62	5.24	1,911	51
Class I
06-30-12	10.54	0.08		0.52	0.60	—	—		—	—		—	11.14	5.69	0.17	0.12	0.12	1.42	3	49
12-31-11	10.54	0.40		(0.33)	0.07	0.04	0.03		—	0.07		—	10.54	0.69	0.12	0.12	0.12	3.72	3	84
04-30-10(5)–12-31-10	10.00	0.34		0.20	0.54	—	—		—	—		—	10.54	5.40	0.12	0.12	0.12	5.03	3	51
Class S
06-30-12	10.49	0.07	•	0.52	0.59	—	—		—	—		—	11.08	5.62	0.42	0.37	0.37	1.22	4,368	49
12-31-11	10.53	0.40	•	(0.37)	0.03	0.04	0.03		—	0.07		—	10.49	0.28	0.37	0.37	0.37	3.76	2,941	84
04-30-10(5)–12-31-10	10.00	0.29	•	0.24	0.53	—	—		—	—		—	10.53	5.30	0.37	0.37	0.37	4.23	1,098	51
Class S2
06-30-12	10.46	0.04	•	0.54	0.58	—	—		—	—		—	11.04	5.54	0.67	0.52	0.52	0.75	302	49
12-31-11	10.51	0.46	•	(0.44)	0.02	0.04	0.03		—	0.07		—	10.46	0.17	0.62	0.52	0.52	4.36	122	84
04-30-10(5)–12-31-10	10.00	0.44	•	0.07	0.51	—	—		—	—		—	10.51	5.10	0.62	0.52	0.52	6.35	64	51
ING Solution Growth Portfolio
Class ADV
06-30-12	8.84	0.02	•	0.57	0.59	—	—		—	—		—	9.43	6.67	0.66	0.62	0.62	0.36	22,027	47
12-31-11	9.16	0.24	•	(0.49)	(0.25)	0.03	0.04		—	0.07		—	8.84	(2.68)	0.62	0.62	0.62	2.63	16,050	70
12-31-10	8.24	0.26	•	0.73	0.99	0.07	—		—	0.07		—	9.16	12.07	0.62	0.62	0.62	2.95	4,837	43
12-31-09	6.67	0.14		1.46	1.60	0.02	0.01		—	0.03		—	8.24	24.00	0.62	0.62	0.62	1.89	1	77
12-31-08	9.81	0.14	•	(3.28)	(3.14)	—	0.00	*	—	0.00	*	—	6.67	(32.00)	0.62	0.62	0.62	1.59	1	283
07-02-07(5)–12-31-07	10.00	0.08		(0.27)	(0.19)	—	—		—	—		—	9.81	(1.90)	0.62	0.62	0.62	1.58	1	8
Class I
06-30-12	9.05	0.04		0.60	0.64	—	—		—	—		—	9.69	7.07	0.16	0.12	0.12	0.86	1	47
12-31-11	9.33	0.26		(0.47)	(0.21)	0.03	0.04		—	0.07		—	9.05	(2.17)	0.12	0.12	0.12	2.78	1	70
12-31-10	8.34	0.18		0.90	1.08	0.09	—		—	0.09		—	9.33	13.11	0.12	0.12	0.12	2.10	1	43
12-31-09	6.74	0.18		1.48	1.66	0.05	0.01		—	0.06		—	8.34	24.68	0.12	0.12	0.12	2.50	1	77
12-31-08	9.85	0.19	•	(3.30)	(3.11)	—	0.00	*	—	0.00	*	—	6.74	(31.57)	0.12	0.12	0.12	2.19	1	283
07-02-07(5)–12-31-07	10.00	0.11		(0.26)	(0.15)	—	—		—	—		—	9.85	(1.50)	0.12	0.12	0.12	2.28	1	8

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution Growth Portfolio (continued)
Class S
06-30-12	8.92	0.03	•	0.58	0.61	—	—	—	—	—	9.53	6.84	0.41	0.37	0.37	0.61	15,888	47
12-31-11	9.22	0.24	•	(0.47)	(0.23)	0.03	0.04	—	0.07	—	8.92	(2.46)	0.37	0.37	0.37	2.66	12,042	70
12-31-10	8.27	0.20	•	0.84	1.04	0.09	—	—	0.09	—	9.22	12.74	0.37	0.37	0.37	2.28	4,729	43
12-31-09	6.70	0.20	•	1.44	1.64	0.06	0.01	—	0.07	—	8.27	24.48	0.37	0.37	0.37	2.67	739	77
12-31-08	9.83	0.22	•	(3.35)	(3.13)	—	0.00 *	—	0.00 *	—	6.70	(31.81)	0.37	0.37	0.37	3.14	173	283
07-02-07(5)–12-31-07	10.00	0.09		(0.26)	(0.17)	—	—	—	—	—	9.83	(1.70)	0.37	0.37	0.37	1.83	1	8
Class S2
06-30-12	8.88	0.02	•	0.59	0.61	—	—	—	—	—	9.49	6.87	0.66	0.52	0.52	0.41	807	47
12-31-11	9.20	0.19	•	(0.44)	(0.25)	0.03	0.04	—	0.07	—	8.88	(2.71)	0.62	0.52	0.52	2.04	415	70
04-30-10(5)–12-31-10	8.68	0.12	•	0.50	0.62	0.10	—	—	0.10	—	9.20	7.28	0.62	0.52	0.52	2.10	291	43
ING Solution Income Portfolio
Class ADV
06-30-12	10.40	0.03	•	0.51	0.54	—	—	—	—	—	10.94	5.19	0.66	0.62	0.62	0.64	111,320	46
12-31-11	10.83	0.34	•	(0.34)	0.00 *	0.43	—	—	0.43	—	10.40	0.14	0.62	0.62	0.62	3.23	109,184	75
12-31-10	10.24	0.33	•	0.60	0.93	0.34	—	—	0.34	—	10.83	9.26	0.62	0.62	0.62	3.11	110,352	64
12-31-09	9.27	0.31	•	1.23	1.54	0.53	0.04	—	0.57	—	10.24	16.98	0.62	0.62	0.62	3.24	107,684	70
12-31-08	11.54	0.37	•	(2.27)	(1.90)	0.19	0.18	—	0.37	—	9.27	(16.93)	0.62	0.62	0.62	3.46	85,343	84
12-31-07	11.08	0.32	•	0.22	0.54	0.07	0.01	—	0.08	—	11.54	4.91	0.62	0.62	0.62	2.80	93,760	35
Class I
06-30-12	10.61	0.06	•	0.52	0.58	—	—	—	—	—	11.19	5.47	0.16	0.12	0.12	1.14	25,045	46
12-31-11	11.05	0.40	•	(0.35)	0.05	0.49	—	—	0.49	—	10.61	0.54	0.12	0.12	0.12	3.63	22,837	75
12-31-10	10.43	0.39	•	0.62	1.01	0.39	—	—	0.39	—	11.05	9.86	0.12	0.12	0.12	3.69	24,509	64
12-31-09	9.43	0.28	•	1.34	1.62	0.58	0.04	—	0.62	—	10.43	17.62	0.12	0.12	0.12	2.87	18,772	70
12-31-08	11.70	0.48	•	(2.35)	(1.87)	0.22	0.18	—	0.40	—	9.43	(16.49)	0.12	0.12	0.12	4.41	24,417	84
12-31-07	11.18	0.37	•	0.24	0.61	0.08	0.01	—	0.09	—	11.70	5.44	0.12	0.12	0.12	3.20	18,104	35
Class S
06-30-12	10.53	0.05	•	0.51	0.56	—	—	—	—	—	11.09	5.32	0.41	0.37	0.37	0.89	74,843	46
12-31-11	10.96	0.37	•	(0.34)	0.03	0.46	—	—	0.46	—	10.53	0.35	0.37	0.37	0.37	3.39	80,716	75
12-31-10	10.35	0.36	•	0.61	0.97	0.36	—	—	0.36	—	10.96	9.60	0.37	0.37	0.37	3.40	93,940	64
12-31-09	9.37	0.33		1.24	1.57	0.55	0.04	—	0.59	—	10.35	17.20	0.37	0.37	0.37	3.41	90,135	70
12-31-08	11.63	0.40	•	(2.29)	(1.89)	0.19	0.18	—	0.37	—	9.37	(16.66)	0.37	0.37	0.37	3.70	77,076	84
12-31-07	11.13	0.30	•	0.28	0.58	0.07	0.01	—	0.08	—	11.63	5.23	0.37	0.37	0.37	2.61	88,723	35
Class S2
06-30-12	10.32	0.04	•	0.50	0.54	—	—	—	—	—	10.86	5.23	0.66	0.52	0.52	0.71	5,410	46
12-31-11	10.75	0.33	•	(0.32)	0.01	0.44	—	—	0.44	—	10.32	0.25	0.62	0.52	0.52	3.13	4,697	75
12-31-10	10.20	0.43	•	0.51	0.94	0.39	—	—	0.39	—	10.75	9.39	0.62	0.52	0.52	4.17	5,543	64
05-28-09(5)–12-31-09	9.59	0.31	•	0.92	1.23	0.58	0.04	—	0.62	—	10.20	13.26	0.62	0.52	0.52	5.29	3	70
Class T
06-30-12	10.70	0.02	•	0.52	0.54	—	—	—	—	—	11.24	5.05	0.91	0.82	0.82	0.44	188	46
12-31-11	11.03	0.33	•	(0.34)	(0.01)	0.32	—	—	0.32	—	10.70	0.03	0.87	0.82	0.82	2.98	210	75
12-31-10	10.42	0.30	•	0.61	0.91	0.30	—	—	0.30	—	11.03	8.95	0.87	0.82	0.82	2.83	432	64
12-31-09	9.34	0.28	•	1.26	1.54	0.42	0.04	—	0.46	—	10.42	16.85	0.87	0.82	0.82	2.93	505	70
12-31-08	11.54	0.31	•	(2.25)	(1.94)	0.08	0.18	—	0.26	—	9.34	(17.14)	0.87	0.82	0.82	2.89	623	84
12-31-07	11.03	0.20		0.32	0.52	—	0.01	—	0.01	—	11.54	4.72	0.87	0.82	0.82	1.75	1,636	35

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution Moderate Portfolio
Class ADV
06-30-12	9.55	0.03	•	0.57	0.60	—	—	—	—	—	10.15	6.28	0.65	0.62	0.62	0.55	19,924	59
12-31-11	9.79	0.34	•	(0.44)	(0.10)	0.06	0.08	—	0.14	—	9.55	(0.94)	0.62	0.62	0.62	3.54	13,782	77
12-31-10	9.06	0.41	•	0.51	0.92	0.14	0.05	—	0.19	—	9.79	10.35	0.62	0.62	0.62	4.34	2,690	47
12-31-09	7.61	0.20		1.29	1.49	0.03	0.01	—	0.04	—	9.06	19.69	0.62	0.62	0.62	2.47	1	87
12-31-08	10.00	0.16		(2.55)	(2.39)	—	—	—	—	—	7.61	(23.88)	0.62	0.62	0.62	1.78	1	212
07-02-07(5)–12-31-07	10.00	0.13		(0.13)	0.00	—	—	—	—	—	10.00	0.00	0.62	0.62	0.62	2.55	1	7
Class I
06-30-12	9.86	0.05		0.59	0.64	—	—	—	—	—	10.50	6.49	0.15	0.12	0.12	1.03	1	59
12-31-11	10.04	0.34		(0.38)	(0.04)	0.06	0.08	—	0.14	—	9.86	(0.30)	0.12	0.12	0.12	3.39	1	77
12-31-10	9.17	0.26		0.79	1.05	0.13	0.05	—	0.18	—	10.04	11.66	0.12	0.12	0.12	2.75	1	47
12-31-09	7.69	0.24	•	1.32	1.56	0.07	0.01	—	0.08	—	9.17	20.46	0.12	0.12	0.12	2.93	1	87
12-31-08	10.04	0.21	•	(2.55)	(2.34)	0.01	—	—	0.01	—	7.69	(23.32)	0.12	0.12	0.12	2.26	1	212
07-02-07(5)–12-31-07	10.00	0.15		(0.11)	0.04	—	—	—	—	—	10.04	0.40	0.12	0.12	0.12	3.04	1	7
Class S
06-30-12	9.70	0.04	•	0.58	0.62	—	—	—	—	—	10.32	6.39	0.40	0.37	0.37	0.81	19,361	59
12-31-11	9.91	0.32	•	(0.40)	(0.08)	0.05	0.08	—	0.13	—	9.70	(0.69)	0.37	0.37	0.37	3.26	15,227	77
12-31-10	9.09	0.26	•	0.74	1.00	0.13	0.05	—	0.18	—	9.91	11.19	0.37	0.37	0.37	2.74	6,911	47
12-31-09	7.64	0.25	•	1.29	1.54	0.08	0.01	—	0.09	—	9.09	20.31	0.37	0.37	0.37	2.98	1,529	87
12-31-08	10.02	0.46	•	(2.82)	(2.36)	0.02	—	—	0.02	—	7.64	(23.63)	0.37	0.37	0.37	6.07	625	212
07-02-07(5)–12-31-07	10.00	0.14		(0.12)	0.02	—	—	—	—	—	10.02	0.20	0.37	0.37	0.37	2.79	1	7
Class S2
06-30-12	9.67	0.02	•	0.59	0.61	—	—	—	—	—	10.28	6.31	0.65	0.52	0.52	0.43	481	59
12-31-11	9.90	0.32	•	(0.41)	(0.09)	0.06	0.08	—	0.14	—	9.67	(0.84)	0.62	0.52	0.52	3.21	178	77
04-30-10(5)–12-31-10	9.51	0.21	•	0.37	0.58	0.14	0.05	—	0.19	—	9.90	6.30	0.62	0.52	0.52	3.30	32	47
ING Solution 2015 Portfolio
Class ADV
06-30-12	10.48	0.03	•	0.59	0.62	—	—	—	—	—	11.10	5.92	0.66	0.62	0.62	0.55	309,737	41
12-31-11	10.92	0.30	•	(0.41)	(0.11)	0.33	—	—	0.33	—	10.48	(0.90)	0.62	0.62	0.62	2.79	312,854	74
12-31-10	10.07	0.27		0.80	1.07	0.22	—	—	0.22	—	10.92	10.82	0.62	0.62	0.62	2.54	336,038	61
12-31-09	8.63	0.21	•	1.67	1.88	0.35	0.09	—	0.44	—	10.07	22.16	0.62	0.62	0.62	2.32	310,244	60
12-31-08	12.26	0.28	•	(3.51)	(3.23)	0.17	0.23	—	0.40	—	8.63	(27.05)	0.62	0.62	0.62	2.56	231,719	59
12-31-07	11.84	0.24	•	0.27	0.51	0.07	0.02	—	0.09	—	12.26	4.30	0.62	0.62	0.62	1.99	237,369	39
Class I
06-30-12	10.69	0.06	•	0.59	0.65	—	—	—	—	—	11.34	6.08	0.16	0.12	0.12	1.04	100,106	41
12-31-11	11.14	0.36	•	(0.43)	(0.07)	0.38	—	—	0.38	—	10.69	(0.46)	0.12	0.12	0.12	3.38	81,565	74
12-31-10	10.25	0.32		0.83	1.15	0.26	—	—	0.26	—	11.14	11.49	0.12	0.12	0.12	3.03	75,820	61
12-31-09	8.78	0.25		1.70	1.95	0.39	0.09	—	0.48	—	10.25	22.70	0.12	0.12	0.12	2.68	65,252	60
12-31-08	12.44	0.34	•	(3.57)	(3.23)	0.20	0.23	—	0.43	—	8.78	(26.71)	0.12	0.12	0.12	3.10	51,793	59
12-31-07	11.95	0.30	•	0.28	0.58	0.07	0.02	—	0.09	—	12.44	4.90	0.12	0.12	0.12	2.41	41,863	39
Class S
06-30-12	10.60	0.04	•	0.60	0.64	—	—	—	—	—	11.24	6.04	0.41	0.37	0.37	0.80	325,152	41
12-31-11	11.05	0.33	•	(0.42)	(0.09)	0.36	—	—	0.36	—	10.60	(0.73)	0.37	0.37	0.37	3.00	328,277	74
12-31-10	10.17	0.29		0.83	1.12	0.24	—	—	0.24	—	11.05	11.25	0.37	0.37	0.37	2.82	380,318	61
12-31-09	8.72	0.21		1.70	1.91	0.37	0.09	—	0.46	—	10.17	22.32	0.37	0.37	0.37	2.53	345,876	60
12-31-08	12.36	0.30	•	(3.53)	(3.23)	0.18	0.23	—	0.41	—	8.72	(26.86)	0.37	0.37	0.37	2.78	265,937	59
12-31-07	11.90	0.24	•	0.31	0.55	0.07	0.02	—	0.09	—	12.36	4.60	0.37	0.37	0.37	1.96	300,704	39

See Accompanying Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution 2015 Portfolio (continued)
Class S2
06-30-12	10.38	0.05		0.56	0.61	—	—	—	—	—	10.99	5.88	0.66	0.52	0.52	0.64	23,591	41
12-31-11	10.84	0.32	•	(0.42)	(0.10)	0.36	—	—	0.36	—	10.38	(0.83)	0.62	0.52	0.52	2.97	22,792	74
12-31-10	10.02	0.36	•	0.72	1.08	0.26	—	—	0.26	—	10.84	11.05	0.62	0.52	0.52	3.54	15,289	61
05-28-09(5)–12-31-09	8.97	0.21	•	1.32	1.53	0.39	0.09	—	0.48	—	10.02	17.53	0.62	0.52	0.52	3.70	3	60
Class T
06-30-12	10.60	0.01		0.60	0.61	—	—	—	—	—	11.21	5.75	0.91	0.82	0.82	0.35	2,260	41
12-31-11	11.04	0.28	•	(0.42)	(0.14)	0.30	—	—	0.30	—	10.60	(1.12)	0.87	0.82	0.82	2.55	2,100	74
12-31-10	10.17	0.24	•	0.83	1.07	0.20	—	—	0.20	—	11.04	10.65	0.87	0.82	0.82	2.30	2,529	61
12-31-09	8.70	0.18	•	1.69	1.87	0.31	0.09	—	0.40	—	10.17	21.79	0.87	0.82	0.82	1.95	2,517	60
12-31-08	12.28	0.27		(3.54)	(3.27)	0.08	0.23	—	0.31	—	8.70	(27.17)	0.87	0.82	0.82	2.27	2,615	59
12-31-07	11.81	0.17		0.32	0.49	—	0.02	—	0.02	—	12.28	4.15	0.87	0.82	0.82	1.38	4,220	39
ING Solution 2020 Portfolio
Class ADV
06-30-12	10.85	0.02		0.64	0.66	—	—	—	—	—	11.51	6.08	28.55	0.62	0.62	0.42	3	36
10-03-11(5)–12-31-11	10.00	0.08		0.77	0.85	—	—	—	—	—	10.85	8.50	0.62	0.62	0.62	3.31	3	15
Class I
06-30-12	10.86	0.05		0.64	0.69	—	—	—	—	—	11.55	6.35	28.05	0.12	0.12	0.92	3	36
10-03-11(5)–12-31-11	10.00	0.09		0.77	0.86	—	—	—	—	—	10.86	8.60	0.12	0.12	0.12	3.81	3	15
Class S
06-30-12	10.85	0.04		0.64	0.68	—	—	—	—	—	11.53	6.27	28.30	0.37	0.37	0.70	3	36
10-03-11(5)–12-31-11	10.00	0.09		0.76	0.85	—	—	—	—	—	10.85	8.50	0.37	0.37	0.37	3.55	3	15
Class S2
06-30-12	10.85	0.03		0.64	0.67	—	—	—	—	—	11.52	6.18	28.55	0.52	0.52	0.53	3	36
10-03-11(5)–12-31-11	10.00	0.08		0.77	0.85	—	—	—	—	—	10.85	8.50	0.62	0.52	0.52	3.42	3	15
Class T
06-30-12	10.84	0.01		0.65	0.66	—	—	—	—	—	11.50	6.09	28.80	0.82	0.82	0.23	3	36
10-03-11(5)–12-31-11	10.00	0.08		0.76	0.84	—	—	—	—	—	10.84	8.40	0.87	0.82	0.82	3.11	3	15
ING Solution 2025 Portfolio
Class ADV
06-30-12	10.39	0.03		0.65	0.68	—	—	—	—	—	11.07	6.54	0.66	0.62	0.62	0.28	505,791	39
12-31-11	10.98	0.22		(0.60)	(0.38)	0.21	—	—	0.21	—	10.39	(3.37)	0.62	0.62	0.62	2.01	494,505	71
12-31-10	9.82	0.18		1.12	1.30	0.14	—	—	0.14	—	10.98	13.50	0.62	0.62	0.62	1.84	522,321	56
12-31-09	8.06	0.15	•	1.88	2.03	0.26	0.01	—	0.27	—	9.82	25.54	0.62	0.62	0.62	1.73	457,213	51
12-31-08	12.71	0.20	•	(4.41)	(4.21)	0.13	0.31	—	0.44	—	8.06	(34.05)	0.62	0.62	0.62	1.87	321,460	62
12-31-07	12.28	0.15	•	0.37	0.52	0.05	0.04	—	0.09	—	12.71	4.28	0.62	0.62	0.62	1.16	345,763	39
Class I
06-30-12	10.61	0.04	•	0.68	0.72	—	—	—	—	—	11.33	6.79	0.16	0.12	0.12	0.77	190,848	39
12-31-11	11.21	0.28	•	(0.62)	(0.34)	0.26	—	—	0.26	—	10.61	(2.92)	0.12	0.12	0.12	2.55	152,184	71
12-31-10	10.01	0.23		1.15	1.38	0.18	—	—	0.18	—	11.21	14.10	0.12	0.12	0.12	2.34	126,678	56
12-31-09	8.21	0.17		1.95	2.12	0.31	0.01	—	0.32	—	10.01	26.13	0.12	0.12	0.12	2.15	102,548	51
12-31-08	12.91	0.26	•	(4.49)	(4.23)	0.16	0.31	—	0.47	—	8.21	(33.72)	0.12	0.12	0.12	2.41	72,518	62
12-31-07	12.41	0.22	•	0.38	0.60	0.06	0.04	—	0.10	—	12.91	4.84	0.12	0.12	0.12	1.74	59,212	39

See Accompanying Notes to Financial Statements

25

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution 2025 Portfolio (continued)
Class S
06-30-12	10.52	0.03	•	0.66	0.69	—	—	—	—	—	11.21	6.56	0.41	0.37	0.37	0.53	507,845	39
12-31-11	11.11	0.25	•	(0.61)	(0.36)	0.23	—	—	0.23	—	10.52	(3.10)	0.37	0.37	0.37	2.24	503,345	71
12-31-10	9.93	0.21		1.13	1.34	0.16	—	—	0.16	—	11.11	13.79	0.37	0.37	0.37	2.11	574,267	56
12-31-09	8.15	0.17	•	1.90	2.07	0.28	0.01	—	0.29	—	9.93	25.78	0.37	0.37	0.37	1.98	502,884	51
12-31-08	12.82	0.22	•	(4.44)	(4.22)	0.14	0.31	—	0.45	—	8.15	(33.87)	0.37	0.37	0.37	2.06	341,919	62
12-31-07	12.34	0.15	•	0.42	0.57	0.05	0.04	—	0.09	—	12.82	4.64	0.37	0.37	0.37	1.18	446,724	39
Class S2
06-30-12	10.32	0.02	•	0.65	0.67	—	—	—	—	—	10.99	6.49	0.66	0.52	0.52	0.35	37,539	39
12-31-11	10.92	0.24	•	(0.61)	(0.37)	0.23	—	—	0.23	—	10.32	(3.23)	0.62	0.52	0.52	2.25	32,053	71
12-31-10	9.80	0.26	•	1.04	1.30	0.18	—	—	0.18	—	10.92	13.59	0.62	0.52	0.52	2.59	20,678	56
05-28-09(5)–12-31-09	8.44	0.16	•	1.52	1.68	0.31	0.01	—	0.32	—	9.80	20.20	0.62	0.52	0.52	2.84	3	51
Class T
06-30-12	10.49	0.01		0.65	0.66	—	—	—	—	—	11.15	6.29	0.91	0.82	0.82	0.08	3,375	39
12-31-11	11.06	0.19	•	(0.58)	(0.39)	0.18	—	—	0.18	—	10.49	(3.44)	0.87	0.82	0.82	1.71	3,256	71
12-31-10	9.89	0.16		1.14	1.30	0.13	—	—	0.13	—	11.06	13.28	0.87	0.82	0.82	1.65	6,215	56
12-31-09	8.10	0.13		1.89	2.02	0.22	0.01	—	0.23	—	9.89	25.14	0.87	0.82	0.82	1.48	5,399	51
12-31-08	12.72	0.16	•	(4.41)	(4.25)	0.06	0.31	—	0.37	—	8.10	(34.18)	0.87	0.82	0.82	1.45	4,423	62
12-31-07	12.25	0.07	•	0.44	0.51	—	0.04	—	0.04	—	12.72	4.17	0.87	0.82	0.82	0.53	7,917	39
ING Solution 2030 Portfolio
Class ADV
06-30-12	11.06	0.01		0.71	0.72	—	—	—	—	—	11.78	6.51	27.76	0.62	0.62	0.13	4	34
10-03-11(5)–12-31-11	10.00	0.07		0.99	1.06	—	—	—	—	—	11.06	10.60	0.62	0.62	0.62	2.82	3	11
Class I
06-30-12	11.07	0.04		0.71	0.75	—	—	—	—	—	11.82	6.78	27.26	0.12	0.12	0.63	4	34
10-03-11(5)–12-31-11	10.00	0.08		0.99	1.07	—	—	—	—	—	11.07	10.70	0.12	0.12	0.12	3.32	3	11
Class S
06-30-12	11.06	0.02		0.72	0.74	—	—	—	—	—	11.80	6.69	27.51	0.37	0.37	0.35	4	34
10-03-11(5)–12-31-11	10.00	0.08		0.98	1.06	—	—	—	—	—	11.06	10.60	0.37	0.37	0.37	3.10	3	11
Class S2
06-30-12	11.06	0.01		0.72	0.73	—	—	—	—	—	11.79	6.60	27.76	0.52	0.52	0.23	4	34
10-03-11(5)–12-31-11	10.00	0.07		0.99	1.06	—	—	—	—	—	11.06	10.60	0.62	0.52	0.52	2.93	3	11
Class T
06-30-12	11.05	(0.00	)*	0.71	0.71	—	—	—	—	—	11.76	6.43	28.01	0.82	0.82	(0.07)	4	34
10-03-11(5)–12-31-11	10.00	0.07		0.98	1.05	—	—	—	—	—	11.05	10.50	0.87	0.82	0.82	2.61	3	11
ING Solution 2035 Portfolio
Class ADV
06-30-12	10.48	(0.00	)*	0.74	0.74	—	—	—	—	—	11.22	7.06	0.66	0.62	0.62	(0.05)	426,986	32
12-31-11	11.19	0.17		(0.73)	(0.56)	0.15	—	—	0.15	—	10.48	(4.90)	0.62	0.62	0.62	1.54	418,753	71
12-31-10	9.90	0.14		1.26	1.40	0.11	—	—	0.11	—	11.19	14.29	0.62	0.62	0.62	1.39	453,363	56
12-31-09	7.94	0.12	•	2.08	2.20	0.23	0.01	—	0.24	—	9.90	28.00	0.62	0.62	0.62	1.35	389,542	46
12-31-08	13.19	0.15	•	(4.91)	(4.76)	0.14	0.35	—	0.49	—	7.94	(37.18)	0.62	0.62	0.62	1.38	252,226	62
12-31-07	12.65	0.12	•	0.51	0.63	0.05	0.04	—	0.09	—	13.19	5.03	0.62	0.62	0.62	0.88	279,171	32

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution 2035 Portfolio (continued)
Class I
06-30-12	10.69	0.03	•	0.75	0.78	—	—	—	—	—	11.47	7.30	0.16	0.12	0.12	0.44	172,176	32
12-31-11	11.41	0.24	•	(0.76)	(0.52)	0.20	—	—	0.20	—	10.69	(4.42)	0.12	0.12	0.12	2.10	140,503	71
12-31-10	10.09	0.20	•	1.27	1.47	0.15	—	—	0.15	—	11.41	14.77	0.12	0.12	0.12	1.90	115,744	56
12-31-09	8.08	0.16	•	2.13	2.29	0.27	0.01	—	0.28	—	10.09	28.68	0.12	0.12	0.12	1.82	85,142	46
12-31-08	13.38	0.21	•	(4.99)	(4.78)	0.17	0.35	—	0.52	—	8.08	(36.85)	0.12	0.12	0.12	1.96	50,607	62
12-31-07	12.76	0.19	•	0.53	0.72	0.06	0.04	—	0.10	—	13.38	5.66	0.12	0.12	0.12	1.43	44,254	32
Class S
06-30-12	10.61	0.02		0.74	0.76	—	—	—	—	—	11.37	7.16	0.41	0.37	0.37	0.20	438,055	32
12-31-11	11.32	0.21		(0.74)	(0.53)	0.18	—	—	0.18	—	10.61	(4.61)	0.37	0.37	0.37	1.77	416,250	71
12-31-10	10.01	0.16		1.28	1.44	0.13	—	—	0.13	—	11.32	14.56	0.37	0.37	0.37	1.65	477,985	56
12-31-09	8.02	0.14	•	2.11	2.25	0.25	0.01	—	0.26	—	10.01	28.35	0.37	0.37	0.37	1.59	406,568	46
12-31-08	13.29	0.17	•	(4.94)	(4.77)	0.15	0.35	—	0.50	—	8.02	(37.01)	0.37	0.37	0.37	1.59	269,288	62
12-31-07	12.71	0.12	•	0.55	0.67	0.05	0.04	—	0.09	—	13.29	5.30	0.37	0.37	0.37	0.93	347,197	32
Class S2
06-30-12	10.36	0.00	*•	0.74	0.74	—	—	—	—	—	11.10	7.14	0.66	0.52	0.52	0.02	32,644	32
12-31-11	11.08	0.19	•	(0.73)	(0.54)	0.18	—	—	0.18	—	10.36	(4.79)	0.62	0.52	0.52	1.78	26,630	71
12-31-10	9.83	0.21	•	1.19	1.40	0.15	—	—	0.15	—	11.08	14.44	0.62	0.52	0.52	2.08	18,369	56
05-28-09(5)–12-31-09	8.32	0.13	•	1.66	1.79	0.27	0.01	—	0.28	—	9.83	21.84	0.62	0.52	0.52	2.35	4	46
Class T
06-30-12	10.63	(0.01)		0.75	0.74	—	—	—	—	—	11.37	6.96	0.91	0.82	0.82	(0.26)	3,125	32
12-31-11	11.33	0.15	•	(0.73)	(0.58)	0.12	—	—	0.12	—	10.63	(5.06)	0.87	0.82	0.82	1.30	2,927	71
12-31-10	10.02	0.12		1.27	1.39	0.08	—	—	0.08	—	11.33	14.04	0.87	0.82	0.82	1.18	3,998	56
12-31-09	7.98	0.09	•	2.11	2.20	0.15	0.01	—	0.16	—	10.02	27.73	0.87	0.82	0.82	1.10	3,618	46
12-31-08	13.18	0.09	•	(4.89)	(4.80)	0.05	0.35	—	0.40	—	7.98	(37.30)	0.87	0.82	0.82	0.78	2,979	62
12-31-07	12.60	0.05		0.57	0.62	—	0.04	—	0.04	—	13.18	4.89	0.87	0.82	0.82	0.38	8,774	32
ING Solution 2040 Portfolio
Class ADV
06-30-12	11.23	(0.02)		0.79	0.77	—	—	—	—	—	12.00	6.86	27.28	0.62	0.62	(0.29)	4	24
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.62	0.62	2.25	3	10
Class I
06-30-12	11.24	0.01		0.80	0.81	—	—	—	—	—	12.05	7.21	26.78	0.12	0.12	0.21	4	24
10-03-11(5)–12-31-11	10.00	0.07		1.17	1.24	—	—	—	—	—	11.24	12.40	0.12	0.12	0.12	2.75	3	10
Class S
06-30-12	11.23	(0.00	)*	0.80	0.80	—	—	—	—	—	12.03	7.12	27.03	0.37	0.37	(0.01)	4	24
10-03-11(5)–12-31-11	10.00	0.07		1.16	1.23	—	—	—	—	—	11.23	12.30	0.37	0.37	0.37	2.57	3	10
Class S2
06-30-12	11.23	(0.01)		0.79	0.78	—	—	—	—	—	12.01	6.95	27.28	0.52	0.52	(0.19)	4	24
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.52	0.52	2.36	3	10
Class T
06-30-12	11.22	(0.03)		0.80	0.77	—	—	—	—	—	11.99	6.86	27.53	0.82	0.82	(0.49)	4	24
10-03-11(5)–12-31-11	10.00	0.05		1.17	1.22	—	—	—	—	—	11.22	12.20	0.87	0.82	0.82	2.06	3	10

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution 2045 Portfolio
Class ADV
06-30-12	10.56	(0.02)		0.75	0.73	—	—	—	—	—	11.29	6.91	0.66	0.62	0.62	(0.38)	250,028	24
12-31-11	11.29	0.14	•	(0.76)	(0.62)	0.11	—	—	0.11	—	10.56	(5.42)	0.62	0.62	0.62	1.28	244,111	77
12-31-10	9.90	0.11		1.35	1.46	0.07	—	—	0.07	—	11.29	14.92	0.62	0.62	0.62	1.04	262,653	40
12-31-09	7.87	0.09	•	2.20	2.29	0.19	0.07	—	0.26	—	9.90	29.50	0.62	0.62	0.62	1.07	229,164	36
12-31-08	13.66	0.12	•	(5.44)	(5.32)	0.11	0.36	—	0.47	—	7.87	(40.02)	0.62	0.62	0.62	1.14	136,526	57
12-31-07	13.01	0.05		0.66	0.71	0.03	0.03	—	0.06	—	13.66	5.51	0.62	0.62	0.62	0.33	148,649	39
Class I
06-30-12	10.76	0.01	•	0.77	0.78	—	—	—	—	—	11.54	7.25	0.16	0.12	0.12	0.11	132,819	24
12-31-11	11.51	0.21	•	(0.80)	(0.59)	0.16	—	—	0.16	—	10.76	(5.02)	0.12	0.12	0.12	1.86	109,358	77
12-31-10	10.08	0.16	•	1.38	1.54	0.11	—	—	0.11	—	11.51	15.51	0.12	0.12	0.12	1.59	88,176	40
12-31-09	8.00	0.13	•	2.25	2.38	0.23	0.07	—	0.30	—	10.08	30.16	0.12	0.12	0.12	1.54	61,035	36
12-31-08	13.84	0.19	•	(5.53)	(5.34)	0.14	0.36	—	0.50	—	8.00	(39.70)	0.12	0.12	0.12	1.71	33,161	57
12-31-07	13.13	0.12		0.66	0.78	0.04	0.03	—	0.07	—	13.84	5.96	0.12	0.12	0.12	0.84	28,381	39
Class S
06-30-12	10.67	(0.00	)*	0.75	0.75	—	—	—	—	—	11.42	7.03	0.41	0.37	0.37	(0.13)	290,509	24
12-31-11	11.40	0.18	•	(0.78)	(0.60)	0.13	—	—	0.13	—	10.67	(5.14)	0.37	0.37	0.37	1.51	277,998	77
12-31-10	10.00	0.13		1.36	1.49	0.09	—	—	0.09	—	11.40	15.12	0.37	0.37	0.37	1.33	319,163	40
12-31-09	7.94	0.11	•	2.23	2.34	0.21	0.07	—	0.28	—	10.00	29.86	0.37	0.37	0.37	1.32	260,130	36
12-31-08	13.75	0.15	•	(5.48)	(5.33)	0.12	0.36	—	0.48	—	7.94	(39.86)	0.37	0.37	0.37	1.32	156,122	57
12-31-07	13.06	0.07		0.68	0.75	0.03	0.03	—	0.06	—	13.75	5.79	0.37	0.37	0.37	0.54	199,688	39
Class S2
06-30-12	10.49	(0.01)		0.75	0.74	—	—	—	—	—	11.23	7.05	0.66	0.52	0.52	(0.30)	20,208	24
12-31-11	11.24	0.16	•	(0.77)	(0.61)	0.14	—	—	0.14	—	10.49	(5.38)	0.62	0.52	0.52	1.49	19,318	77
12-31-10	9.89	0.18	•	1.28	1.46	0.11	—	—	0.11	—	11.24	15.00	0.62	0.52	0.52	1.74	14,341	40
05-28-09(5)–12-31-09	8.33	0.11	•	1.75	1.86	0.23	0.07	—	0.30	—	9.89	22.72	0.62	0.52	0.52	1.93	4	36
Class T
06-30-12	10.63	(0.04)		0.77	0.73	—	—	—	—	—	11.36	6.87	0.91	0.82	0.82	(0.59)	1,548	24
12-31-11	11.35	0.11	•	(0.75)	(0.64)	0.08	—	—	0.08	—	10.63	(5.63)	0.87	0.82	0.82	0.98	1,367	77
12-31-10	9.95	0.09		1.36	1.45	0.05	—	—	0.05	—	11.35	14.68	0.87	0.82	0.82	0.83	2,329	40
12-31-09	7.88	0.07		2.21	2.28	0.14	0.07	—	0.21	—	9.95	29.26	0.87	0.82	0.82	0.80	2,142	36
12-31-08	13.62	0.10		(5.44)	(5.34)	0.04	0.36	—	0.40	—	7.88	(40.12)	0.87	0.82	0.82	0.73	1,712	57
12-31-07	12.97	0.01		0.67	0.68	—	0.03	—	0.03	—	13.62	5.27	0.87	0.82	0.82	0.06	3,306	39
ING Solution 2050 Portfolio
Class ADV
06-30-12	11.23	(0.02)		0.78	0.76	—	—	—	—	—	11.99	6.77	27.25	0.62	0.62	(0.39)	4	19
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.62	0.62	2.22	3	12
Class I
06-30-12	11.24	0.01		0.78	0.79	—	—	—	—	—	12.03	7.03	26.75	0.12	0.12	0.12	4	19
10-03-11(5)–12-31-11	10.00	0.07		1.17	1.24	—	—	—	—	—	11.24	12.40	0.12	0.12	0.12	2.73	3	12
Class S
06-30-12	11.23	(0.01)		0.78	0.77	—	—	—	—	—	12.00	6.86	27.00	0.37	0.37	(0.11)	4	19
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—	—	—	—	—	11.23	12.30	0.37	0.37	0.37	2.32	3	12
Class S2
06-30-12	11.23	(0.02)		0.78	0.76	—	—	—	—	—	11.99	6.77	27.25	0.52	0.52	(0.29)	4	19
10-03-11(5)–12-31-11	10.00	0.06		1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.52	0.52	2.34	3	12
Class T
06-30-12	11.22	(0.04)		0.79	0.75	—	—	—	—	—	11.97	6.68	27.50	0.82	0.82	(0.59)	4	19
10-03-11(5)–12-31-11	10.00	0.05		1.17	1.22	—	—	—	—	—	11.22	12.20	0.87	0.82	0.82	2.03	3	12

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Solution 2055 Portfolio
Class ADV
06-30-12	10.66	(0.02	)•	0.77	0.75	—	—	—	—	—	11.41	7.04	0.66	0.62	0.62	(0.39)	17,123	23
12-31-11	11.34	0.17	•	(0.79)	(0.62)	0.03	0.03	—	0.06	—	10.66	(5.45)	0.62	0.62	0.62	1.58	11,461	81
03-08-10(5)–12-31-10	10.02	0.15	•	1.17	1.32	—	—	—	—	—	11.34	13.17	0.62	0.62	0.62	1.72	3,923	33
Class I
06-30-12	10.74	0.01	•	0.77	0.78	—	—	—	—	—	11.52	7.26	0.16	0.12	0.12	0.11	7,494	23
12-31-11	11.37	0.24	•	(0.80)	(0.56)	0.04	0.03	—	0.07	—	10.74	(4.91)	0.12	0.12	0.12	2.16	4,746	81
03-08-10(5)–12-31-10	10.02	0.18	•	1.17	1.35	—	—	—	—	—	11.37	13.47	0.12	0.12	0.12	2.11	1,648	33
Class S
06-30-12	10.70	(0.01	)•	0.77	0.76	—	—	—	—	—	11.46	7.10	0.41	0.37	0.37	(0.14)	15,565	23
12-31-11	11.35	0.20	•	(0.78)	(0.58)	0.04	0.03	—	0.07	—	10.70	(5.13)	0.37	0.37	0.37	1.77	10,061	81
03-08-10(5)–12-31-10	10.02	0.15	•	1.18	1.33	—	—	—	—	—	11.35	13.27	0.37	0.37	0.37	1.80	4,717	33
Class S2
06-30-12	10.68	(0.02	)•	0.76	0.74	—	—	—	—	—	11.42	6.93	0.66	0.52	0.52	(0.32)	1,095	23
12-31-11	11.34	0.19	•	(0.79)	(0.60)	0.03	0.03	—	0.06	—	10.68	(5.26)	0.62	0.52	0.52	1.73	745	81
03-08-10(5)–12-31-10	10.02	0.15	•	1.17	1.32	—	—	—	—	—	11.34	13.17	0.62	0.52	0.52	1.73	275	33
Class T
06-30-12	10.65	(0.03	)•	0.76	0.73	—	—	—	—	—	11.38	6.85	0.91	0.82	0.82	(0.58)	9	23
12-31-11	11.31	0.11		(0.74)	(0.63)	0.00 *	0.03	—	0.03	—	10.65	(5.56)	0.87	0.82	0.82	0.94	7	81
03-08-10(5)–12-31-10	10.02	0.09		1.20	1.29	—	—	—	—	—	11.31	12.87	0.87	0.82	0.82	1.08	6	33

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of forty-three active separate investment series. The fourteen Portfolios included in this report are: ING Solution Aggressive Growth Portfolio (“Solution Aggressive Growth”), ING Solution Conservative Portfolio (“Solution Conservative”), ING Solution Growth Portfolio (“Solution Growth”), ING Solution Income Portfolio (“Solution Income”), ING Solution Moderate Portfolio (“Solution Moderate”), ING Solution 2015 Portfolio (“Solution 2015”), ING Solution 2020 Portfolio (“Solution 2020”), ING Solution 2025 Portfolio (“Solution 2025”), ING Solution 2030 Portfolio (“Solution 2030”), ING Solution 2035 Portfolio (“Solution 2035”), ING Solution 2040 Portfolio (“Solution 2040”), ING Solution 2045 Portfolio (“Solution 2045”), ING Solution 2050 Portfolio (“Solution 2050”) and ING Solution 2055 Portfolio (“Solution 2055”) (each, a “Portfolio” and collectively, the “Portfolios”). With the exception of Solution Aggressive Growth, Solution Conservative, Solution Growth, Solution Income and Solution Moderate, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). When Solution 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Portfolios reach their respective Target Date, they may be combined with the Solution Income Portfolio, without a vote of shareholders, if approved by the Board of Directors (the “Board”). The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

The Portfolios offer at least four of the following five classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC serves as the consultant (“IIM” or the “Consultant”) to the Investment Adviser. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Consultant, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of the entity. A change of control would result in the termination of the Portfolios’ advisory agreement, which would trigger the necessity for new agreements that would require approval of the Board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the investment adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included following each Portfolio’s Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the six months ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the affiliated funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios entered into an investment management agreement with the Investment Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets.

DSL pays the Consultant a consulting fee of 0.030% of the first $500 million, 0.025% of the next $500 million, 0.020% of the next $1 billion and 0.010% of amounts over $2 billion based on each Portfolio’s average daily net assets.

The Consultant will provide tactical allocation recommendations to the Investment Adviser. The Investment Adviser has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of the Investment Adviser quarterly or as warranted by market conditions.

Effective May 1, 2012, under an Administrative Services Agreement, IFS acts as an administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each of the Portfolios a fee at an annual rate of 0.10% based on the average daily net assets of each Portfolio.

Prior to May 1, 2012, under an Administrative Services Agreement between the Portfolios and IFS, IFS provided all administrative services necessary for the

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES (continued)

Portfolios’ operations and was responsible for the supervision of the Portfolios’ other service providers. IFS also assumed all ordinary recurring direct costs of the Portfolios, such as custodian fees, director fees, transfer agency fees and accounting fees. As compensation for these services, IFS received a monthly fee from each Portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the six months ended June 30, 2012, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Solution Aggressive Growth	$11,721,390	$6,859,647
Solution Conservative	8,396,023	5,494,575
Solution Growth	24,520,082	16,104,175
Solution Income	101,031,051	112,335,652
Solution Moderate	30,015,275	21,295,472
Solution 2015	318,755,975	346,714,231
Solution 2020	6,076	8,420
Solution 2025	491,217,682	505,723,025
Solution 2030	5,882	8,260
Solution 2035	344,676,364	347,332,933
Solution 2040	4,188	6,605
Solution 2045	166,885,081	170,508,730
Solution 2050	3,410	5,841
Solution 2055	20,770,249	8,271,028

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S2 and Class T of the Portfolios have adopted a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plans”), whereby IID is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Rule 12b-1 Plans, each Portfolio makes payments to IID at an annual rate of 0.25%, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. The Distributor has contractually agreed to waive a portion of this fee equal to 0.05% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%.

The Company has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to IID which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2012, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 3 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Solution Aggressive Growth	$1,651	$1,652	$6,772	$10,075
Solution Conservative	1,037	1,037	4,281	6,355
Solution Growth	3,051	3,050	12,006	18,107
Solution Income	17,555	17,555	62,011	97,121
Solution Moderate	3,205	3,206	12,074	18,485
Solution 2015	61,716	61,716	200,863	324,295
Solution 2020	1	2	5	8
Solution 2025	100,008	100,008	319,131	519,147
Solution 2030	1	2	6	9
Solution 2035	85,640	85,640	270,200	441,480
Solution 2040	1	2	5	8
Solution 2045	55,391	55,391	165,251	276,033
Solution 2050	1	2	5	8
Solution 2055	3,217	3,218	10,071	16,506

The Company has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

At June 30, 2012, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Life Insurance and Annuity Company	Solution Aggressive Growth	99.54%
	Solution Conservative	96.21
	Solution Growth	97.86
	Solution Income	66.44
	Solution Moderate	96.81
	Solution 2015	75.43
	Solution 2025	75.44
	Solution 2035	77.35
	Solution 2045	79.90
	Solution 2055	82.76

ING National Trust	Solution Income	29.14
	Solution 2015	21.09
	Solution 2025	21.75
	Solution 2035	20.75
	Solution 2045	19.12
	Solution 2055	17.23

ReliaStar Life Insurance	Solution 2020	99.67
Company	Solution 2030	99.67
	Solution 2040	99.67
	Solution 2050	99.67

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Solution Aggressive Growth	0.62%	0.12%	0.37%	0.52%	N/A
Solution Conservative	0.62%	0.12%	0.37%	0.52%	N/A
Solution Growth	0.62%	0.12%	0.37%	0.52%	N/A
Solution Income	0.62%	0.12%	0.37%	0.52%	0.82%
Solution Moderate	0.62%	0.12%	0.37%	0.52%	N/A
Solution 2015	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2020	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2025	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2030	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2035	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2040	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2045	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2050	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2055	0.62%	0.12%	0.37%	0.52%	0.82%

(1)	The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from manager on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

As of June 30, 2012, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers and the related expiration dates are as follows:

	June 30,
	2013	2014	2015	Total
Solution Aggressive Growth	$—	$—	$4,532	$4,532
Solution Conservative	—	—	3,122	3,122
Solution Growth	—	—	5,996	5,996
Solution Income	—	—	39,346	39,346
Solution Moderate	—	—	6,237	6,237
Solution 2015	—	—	143,690	143,690
Solution 2020	—	—	2,409	2,409
Solution 2025	—	—	225,078	225,078
Solution 2030	—	—	2,409	2,409
Solution 2035	—	—	196,223	196,223
Solution 2040	—	—	2,409	2,409
Solution 2045	—	—	127,553	127,553
Solution 2050	—	—	2,409	2,409
Solution 2055	—	—	6,570	6,570

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Aggressive Growth
Class ADV
6-30-12	336,554	—	—	(58,917)	277,637	3,734,242	—	—	(647,714)	3,086,528
12-31-11	583,117	—	4,514	(87,695)	499,936	6,273,930	—	43,428	(930,023)	5,387,335
Class I
6-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	—	—	—	—	—	—	—	—	—	—
Class S
6-30-12	231,704	—	—	(77,241)	154,463	2,603,192	—	—	(855,857)	1,747,335
12-31-11	433,197	—	2,219	(44,789)	390,627	4,612,710	—	21,413	(481,853)	4,152,270
Class S2
6-30-12	3,735	—	—	(1,410)	2,325	41,486	—	—	(15,053)	26,433
12-31-11	45,591	—	15	(54,719)	(9,113)	501,245	—	144	(607,021)	(105,632)
Solution Conservative
Class ADV
6-30-12	185,014	—	—	(55,599)	129,415	2,018,266	—	—	(606,693)	1,411,573
12-31-11	532,013	—	3,447	(103,503)	431,957	5,663,951	—	34,986	(1,111,163)	4,587,774
Class I
6-30-12	—	—	—	—	—	—	—	—	—	—
12/31/2011	—	—	—	—	—	—	—	—	—	—
Class S
6-30-12	148,351	—	—	(34,468)	113,883	1,635,412	—	—	(379,732)	1,255,680
12-31-11	234,758	—	1,451	(60,127)	176,082	2,504,049	—	14,787	(636,648)	1,882,188
Class S2
6-30-12	20,103	—	—	(4,347)	15,756	220,489	—	—	(48,299)	172,190
12-31-11	13,048	—	69	(7,609)	5,508	141,839	—	708	(81,566)	60,981
Solution Growth
Class ADV
6-30-12	706,375	—	—	(187,923)	518,452	6,650,659	—	—	(1,762,169)	4,888,490
12-31-11	1,424,159	—	11,312	(147,016)	1,288,455	13,112,751	—	94,455	(1,344,967)	11,862,239
Class I
6-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	—	—	—	—	—	—	—	—	—	—
Class S
6-30-12	445,924	—	—	(129,627)	316,297	4,307,739	—	—	(1,213,672)	3,094,067
12-31-11	917,722	—	7,436	(87,911)	837,247	8,409,723	—	62,608	(798,034)	7,674,297
Class S2
6-30-12	40,354	—	—	(1,971)	38,383	369,780	—	—	(18,650)	351,130
12-31-11	37,687	—	342	(23,015)	15,014	352,768	—	2,867	(217,043)	138,592
Solution Income
Class ADV
6-30-12	950,428	—	—	(1,271,599)	(321,171)	10,324,213	—	—	(13,824,334)	(3,500,121)
12-31-11	2,569,350	—	438,123	(2,697,704)	309,769	27,823,835	—	4,429,419	(29,122,498)	3,130,756
Class I
6-30-12	507,683	—	—	(421,323)	86,360	5,638,269	—	—	(4,658,079)	980,190
12-31-11	1,319,341	—	89,363	(1,476,014)	(67,310)	14,467,537	—	920,437	(16,425,438)	(1,037,464)
Class S
6-30-12	284,448	—	—	(1,200,169)	(915,721)	3,118,002	—	—	(13,274,795)	(10,156,793)
12-31-11	1,122,253	—	345,939	(2,375,948)	(907,756)	12,190,210	—	3,538,958	(25,856,621)	(10,127,453)
Class S2
6-30-12	125,861	—	—	(82,851)	43,010	1,352,141	—	—	(889,294)	462,847
12-31-11	293,348	—	16,703	(370,474)	(60,423)	3,074,158	—	167,535	(3,972,390)	(730,697)
Class T
6-30-12	830	—	—	(3,741)	(2,911)	9,267	—	—	(41,816)	(32,549)
12-31-11	2,943	—	680	(23,138)	(19,515)	32,492	—	7,074	(256,041)	(216,475)
Solution Moderate
Class ADV
6-30-12	797,618	—	—	(277,387)	520,231	7,920,777	—	—	(2,752,896)	5,167,881
12-31-11	1,268,557	—	14,406	(115,015)	1,167,948	12,457,626	—	132,097	(1,118,161)	11,471,562

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Moderate (continued)
Class I
6-30-12	—	—	—	—	—	—	—	—	—	—
12-31-11	—	—	—	—	—	—	—	—	—	—
Class S
6-30-12	466,427	—	—	(160,067)	306,360	4,817,757	—	—	(1,656,066)	3,161,691
12-31-11	979,510	—	14,584	(121,648)	872,446	9,590,980	—	135,778	(1,213,515)	8,513,243
Class S2
6-30-12	29,716	—	—	(1,338)	28,378	300,251	—	—	(13,553)	286,698
12-31-11	19,468	—	142	(4,442)	15,168	191,347	—	1,320	(45,241)	147,426
Solution 2015
Class ADV
6-30-12	1,533,132	—	—	(3,470,665)	(1,937,533)	16,981,844	—	—	(38,129,361)	(21,147,517)
12-31-11	4,286,555	—	973,520	(6,170,458)	(910,383)	46,838,887	—	9,822,823	(67,063,764)	(10,402,054)
Class I
6-30-12	2,228,668	—	—	(1,035,799)	1,192,869	25,168,342	—	—	(11,754,364)	13,413,978
12-31-11	3,925,243	—	240,801	(3,343,012)	823,032	43,630,595	—	2,473,021	(37,981,799)	8,121,817
Class S
6-30-12	1,152,852	—	—	(3,186,489)	(2,033,637)	12,843,107	—	—	(35,672,059)	(22,828,952)
12-31-11	3,199,911	—	1,118,790	(7,782,195)	(3,463,494)	35,164,929	—	11,411,661	(85,261,679)	(38,685,089)
Class S2
6-30-12	406,657	—	—	(456,903)	(50,246)	4,451,448	—	—	(4,960,424)	(508,976)
12-31-11	1,105,707	—	53,207	(373,212)	785,702	11,541,217	—	531,537	(3,993,281)	8,079,473
Class T
6-30-12	12,821	—	—	(9,380)	3,441	142,462	—	—	(103,234)	39,228
12-31-11	29,955	—	6,975	(67,825)	(30,895)	330,650	—	71,208	(723,797)	(321,939)
Solution 2020
Class ADV
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class I
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class S
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class S2
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class T
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Solution 2025
Class ADV
6-30-12	2,548,789	—	—	(4,412,528)	(1,863,739)	28,260,470	—	—	(48,691,732)	(20,431,262)
12-31-11	6,260,828	—	1,016,938	(7,281,465)	(3,699)	68,546,664	—	10,006,665	(78,617,916)	(64,587)
Class I
6-30-12	4,017,666	—	—	(1,506,499)	2,511,167	45,689,574	—	—	(17,185,846)	28,503,728
12-31-11	7,248,419	—	289,050	(4,502,712)	3,034,757	80,293,332	—	2,896,280	(52,224,601)	30,965,011
Class S
6-30-12	2,115,554	—	—	(4,670,221)	(2,554,667)	23,568,706	—	—	(52,549,975)	(28,981,269)
12-31-11	5,167,738	—	1,174,978	(10,195,514)	(3,852,798)	57,215,196	—	11,679,285	(110,373,340)	(41,478,859)
Class S2
6-30-12	957,562	—	—	(648,164)	309,398	10,566,457	—	—	(6,931,416)	3,635,041
12-31-11	1,418,291	—	51,939	(257,551)	1,212,679	14,825,010	—	506,920	(2,716,105)	12,615,825
Class T
6-30-12	18,204	—	—	(26,024)	(7,820)	203,365	—	—	(282,890)	(79,525)
12-31-11	147,996	—	9,072	(408,373)	(251,305)	1,574,198	—	90,084	(4,313,797)	(2,649,515)
Solution 2030
Class ADV
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2030 (continued)
Class I
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class S
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class S2
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class T
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Solution 2035
Class ADV
6-30-12	2,151,793	—	—	(4,042,852)	(1,891,059)	24,376,671	—	—	(45,346,498)	(20,969,827)
12-31-11	5,005,265	—	627,276	(6,192,834)	(560,293)	55,667,351	—	6,147,305	(67,772,610)	(5,957,954)
Class I
6-30-12	3,655,312	—	—	(1,788,076)	1,867,236	42,484,900	—	—	(20,847,848)	21,637,052
12-31-11	7,799,008	—	204,020	(5,000,537)	3,002,491	88,295,875	—	2,036,122	(59,368,376)	30,963,621
Class S
6-30-12	2,131,985	—	—	(2,838,141)	(706,156)	24,211,419	—	—	(32,564,836)	(8,353,417)
12-31-11	4,535,165	—	729,282	(8,233,063)	(2,968,616)	50,931,359	—	7,227,185	(90,604,211)	(32,445,667)
Class S2
6-30-12	868,602	—	—	(496,825)	371,777	9,659,214	—	—	(5,365,279)	4,293,935
12-31-11	1,146,562	—	35,464	(268,949)	913,077	12,171,079	—	343,641	(2,864,900)	9,649,820
Class T
6-30-12	18,388	—	—	(18,818)	(430)	209,974	—	—	(208,483)	1,491
12-31-11	43,228	—	3,681	(124,450)	(77,541)	480,533	—	36,629	(1,366,323)	(849,161)
Solution 2040
Class ADV
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class I
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class S
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class S2
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class T
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Solution 2045
Class ADV
6-30-12	1,430,129	—	—	(2,408,168)	(978,039)	16,295,271	—	—	(27,202,324)	(10,907,053)
12-31-11	3,164,971	—	261,641	(3,578,586)	(151,974)	35,425,518	—	2,574,545	(39,525,672)	(1,525,609)
Class I
6-30-12	3,324,197	—	—	(1,974,849)	1,349,348	39,038,439	—	—	(23,307,077)	15,731,362
12-31-11	6,982,323	—	123,326	(4,608,895)	2,496,754	79,887,475	—	1,234,496	(55,155,388)	25,966,583
Class S
6-30-12	1,706,610	—	—	(2,334,880)	(628,270)	19,405,496	—	—	(27,049,166)	(7,643,670)
12-31-11	3,726,034	—	370,353	(6,025,750)	(1,929,363)	42,201,768	—	3,677,605	(66,730,630)	(20,851,257)
Class S2
6-30-12	441,297	—	—	(482,302)	(41,005)	4,966,867	—	—	(5,216,535)	(249,668)
12-31-11	724,338	—	19,805	(179,354)	564,789	7,816,596	—	193,691	(1,970,290)	6,039,997
Class T
6-30-12	12,407	—	—	(4,632)	7,775	142,398	—	—	(51,959)	90,439
12-31-11	33,742	—	1,347	(111,810)	(76,721)	381,498	—	13,362	(1,212,741)	(817,881)

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2050
Class ADV
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class I
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class S
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class S2
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Class T
6-30-12	—	—	—	—	—	—	—	—	—	—
10-3-11(1)-12-31-11	301	—	—	—	301	3,010	—	—	—	3,010
Solution 2055
Class ADV
6-30-12	556,280	—	—	(129,702)	426,578	6,433,608	—	—	(1,487,947)	4,945,661
12-31-11	1,007,927	—	4,713	(283,793)	728,847	11,310,580	—	46,840	(3,187,766)	8,169,654
Class I
6-30-12	407,553	—	—	(198,764)	208,789	4,779,916	—	—	(2,317,073)	2,462,843
12-31-11	600,711	—	1,627	(305,278)	297,060	6,768,482	—	16,256	(3,528,213)	3,256,525
Class S
6-30-12	497,956	—	—	(79,819)	418,137	5,739,720	—	—	(914,266)	4,825,454
12-31-11	764,515	—	5,039	(244,657)	524,897	8,607,232	—	50,185	(2,658,477)	5,998,940
Class S2
6-30-12	45,524	—	—	(19,476)	26,048	518,245	—	—	(220,061)	298,184
12-31-11	53,418	—	298	(8,180)	45,536	597,651	—	2,970	(88,889)	511,732
Class T
6-30-12	336	—	—	(259)	77	3,919	—	—	(2,850)	1,069
12-31-11	1,469	—	1	(1,316)	154	15,225	—	13	(13,990)	1,248

(1)	Commencement of operations.

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds pay a commitment fee equal to 08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The Portfolios did not utilize the line of credit during the six months ended June 30, 2012.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

No dividends or distributions were made during the six months ended June 30, 2012. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2011 was as follows:

	Ordinary Income	Long-term Capital Gains
Solution Aggressive Growth	$64,899	$106
Solution Conservative	50,494	7
Solution Growth	94,171	65,766
Solution Income	9,063,423	—
Solution Moderate	139,078	130,133
Solution 2015	24,310,250	—
Solution 2025	25,179,234	—
Solution 2035	15,790,883	—
Solution 2045	7,693,700	—
Solution 2055	115,324	950

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Solution Aggressive Growth	$298,820	$54,553	$(754,878)	$—	—
Solution Conservative	343,893	—	(368,199)	(48,397)	None
Solution Growth	608,463	131,387	(1,206,994)	—	—
Solution Income	9,851,405	—	(7,964,213)	(15,490,521)	2017
Solution Moderate	802,726	200,401	(979,386)	—	—
Solution 2015	30,666,695	—	(24,186,577)	(57,785,966)	2017
				(4,233,809)	2018
				$(62,019,775)
Solution 2020	284	10	996	—	—
Solution 2025	32,678,974	—	(1,905,165)	(94,904,113)	2017
				(26,382,916)	2018
				$(121,287,029)
Solution 2030	243	8	1,354	—	—
Solution 2035	21,925,504	—	(19,972,331)	(45,926,678)	2017
				(26,378,095)	2018
				$(72,304,773)
Solution 2040	246	5	1,611	—	—
Solution 2045	12,435,869	—	(5,612,036)	(10,927,690)	2017
				(27,718,100)	2018
				$(38,645,790)
Solution 2050	275	5	1,583	—	—
Solution 2055	636,196	251,440	(1,432,717)	—	—

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2012, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 11 — CONCENTRATION OF INVESTMENT RISK (continued)

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgements by the Adviser or Consultant. There is a risk that the Portfolios may allocate assets to as Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Aggressive Growth
Class ADV	$0.1244	$0.0243	$0.0282	August 8, 2012	August 6, 2012
Class I	$0.1530	$0.0243	$0.0282	August 8, 2012	August 6, 2012
Class S	$0.1419	$0.0243	$0.0282	August 8, 2012	August 6, 2012
Class S2	$0.0846	$0.0243	$0.0282	August 8, 2012	August 6, 2012
Solution Conservative
Class ADV	$0.2764	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.3090	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.2969	$—	$—	August 8, 2012	August 6, 2012
Class S2	$0.2921	$—	$—	August 8, 2012	August 6, 2012
Solution Growth
Class ADV	$0.1418	$—	$0.0317	August 8, 2012	August 6, 2012
Class I	$0.1649	$—	$0.0317	August 8, 2012	August 6, 2012
Class S	$0.1543	$—	$0.0317	August 8, 2012	August 6, 2012
Class S2	$0.1437	$—	$0.0317	August 8, 2012	August 6, 2012
Solution Income
Class ADV	$0.4943	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.5502	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.5167	$—	$—	August 8, 2012	August 6, 2012
Class S2	$0.5116	$—	$—	August 8, 2012	August 6, 2012
Class T	$0.3957	$—	$—	August 8, 2012	August 6, 2012
Solution Moderate
Class ADV	$0.1893	$0.0085	$0.0502	August 8, 2012	August 6, 2012
Class I	$0.2090	$0.0085	$0.0502	August 8, 2012	August 6, 2012
Class S	$0.1963	$0.0085	$0.0502	August 8, 2012	August 6, 2012
Class S2	$0.1996	$0.0085	$0.0502	August 8, 2012	August 6, 2012
Solution 2015
Class ADV	$0.4354	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.4954	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.4633	$—	$—	August 8, 2012	August 6, 2012
Class S2	$0.4615	$—	$—	August 8, 2012	August 6, 2012
Class T	$0.4023	$—	$—	August 8, 2012	August 6, 2012
Solution 2025
Class ADV	$0.2750	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.3335	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.3023	$—	$—	August 8, 2012	August 6, 2012
Class S2	$0.3035	$—	$—	August 8, 2012	August 6, 2012
Class T	$0.1624	$—	$—	August 8, 2012	August 6, 2012

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 12 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2035
Class ADV	$0.2105	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.2707	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.2403	$—	$—	August 8, 2012	August 6, 2012
Class S2	$0.2406	$—	$—	August 8, 2012	August 6, 2012
Class T	$0.1545	$—	$—	August 8, 2012	August 6, 2012
Solution 2045
Class ADV	$0.1799	$—	$—	August 8, 2012	August 6, 2012
Class I	$0.2399	$—	$—	August 8, 2012	August 6, 2012
Class S	$0.2100	$—	$—	August 8, 2012	August 6, 2012
Class S2	$0.2026	$—	$—	August 8, 2012	August 6, 2012
Class T	$0.1174	$—	$—	August 8, 2012	August 6, 2012
Solution 2055
Class ADV	$0.1042	$0.0560	$0.0674	August 8, 2012	August 6, 2012
Class I	$0.1309	$0.0560	$0.0674	August 8, 2012	August 6, 2012
Class S	$0.1169	$0.0560	$0.0674	August 8, 2012	August 6, 2012
Class S2	$0.1094	$0.0560	$0.0674	August 8, 2012	August 6, 2012
Class T	$0.0503	$0.0560	$0.0674	August 8, 2012	August 6, 2012

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

41

ING SOLUTION AGGRESSIVE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
15,397	ING Clarion Real Estate Portfolio — Class I	$416,964	2.0
34,457	ING Davis New York Venture Portfolio — Class I	623,327	3.0
20,308	ING Emerging Markets Equity Fund — Class I	210,393	1.0
40,601	ING Floating Rate Fund — Class I	407,637	2.0
36,007	ING Global Bond Fund — Class I	406,517	2.0
110,959	ING Goldman Sachs Commodity Strategy Portfolio — Class I	631,358	3.0
46,851	ING Growth and Income Portfolio — Class I	1,095,372	5.3
20,279	ING Intermediate Bond Fund — Class I	202,587	1.0
7,888	ING Intermediate Bond Portfolio — Class I	101,282	0.5
166,601	ING International Core Fund — Class I	1,464,421	7.0
92,380	ING International Growth Fund — Class I	840,659	4.0
33,372	ING JPMorgan Emerging Markets Equity Portfolio — Class I	633,404	3.0
69,537	ING Large Cap Growth Portfolio — Class I	986,726	4.8
48,229	ING Large Cap Value Fund — Class I	519,907	2.5
33,912	ING Marsico Growth Portfolio — Class I	625,676	3.0
132,401	ING MidCap Opportunities Portfolio — Class I	1,669,581	8.0
132,244	ING MidCap Value Fund — Class I	1,662,313	8.0
60,093	ING PIMCO High Yield Portfolio — Class I	614,148	3.0
33,233	ING PIMCO Total Return Bond Portfolio — Class I	405,443	2.0
33,640	ING Small Company Portfolio — Class I	624,692	3.0
41,987	ING T Rowe Price Capital Appreciation Portfolio — Class I	1,027,416	4.9
109,024	ING T. Rowe Price Equity Income Portfolio — Class I	1,349,718	6.5
14,463	ING T. Rowe Price Growth Equity Portfolio — Class I	882,973	4.3
87,640	ING Templeton Foreign Equity Portfolio — Class I	845,722	4.1
11,253	ING Thornburg Value Portfolio — Class I	313,173	1.5
46,073	ING U.S. Bond Index Portfolio — Class I	506,344	2.4
150,454	ING U.S. Stock Index Portfolio — Class I	1,713,673	8.2

	Total Investments in Affiliated Investment Companies (Cost $20,510,731)	$20,781,426	100.0
	Liabilities in Excess of Other Assets	(2,289)	—
	Net Assets	$20,779,137	100.0

@	Non-income producing security

Cost for federal income tax purposes is $20,807,938.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$485,069
Gross Unrealized Depreciation	(511,581)
Net Unrealized Depreciation	$(26,512)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$20,781,426	$—	$—	$20,781,426
Total Investments, at fair value	$20,781,426	$—	$—	$20,781,426

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

42

ING SOLUTION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
101,912	ING BlackRock Inflation Protected Bond Portfolio — Class I	$1,148,543	8.9
14,444	ING Davis New York Venture Portfolio — Class I	261,295	2.0
63,897	ING Floating Rate Fund — Class I	641,525	5.0
136,004	ING Global Bond Fund — Class I	1,535,482	11.9
19,615	ING Growth and Income Portfolio — Class I	458,596	3.6
79,787	ING Intermediate Bond Fund — Class I	797,072	6.2
37,242	ING Intermediate Bond Portfolio — Class I	478,186	3.7
29,964	ING International Core Fund — Class I	263,384	2.1
13,886	ING Large Cap Growth Portfolio — Class I	197,039	1.5
100,386	ING Limited Maturity Bond Portfolio — Class I	1,021,925	7.9
41,674	ING MidCap Opportunities Portfolio — Class I	525,506	4.1
41,624	ING MidCap Value Fund — Class I	523,218	4.1
100,876	ING PIMCO High Yield Portfolio — Class I	1,030,957	8.0
135,984	ING PIMCO Total Return Bond Portfolio — Class I	1,659,006	12.9
31,676	ING T. Rowe Price Equity Income Portfolio — Class I	392,146	3.1
3,218	ING T. Rowe Price Growth Equity Portfolio — Class I	196,474	1.5
116,015	ING U.S. Bond Index Portfolio — Class I	1,275,001	9.9
40,282	ING U.S. Stock Index Portfolio — Class I	458,811	3.6

	Total Investments in Affiliated Investment Companies (Cost $12,712,594)	$12,864,166	100.0
	Liabilities in Excess of Other Assets	(3,826)	—
	Net Assets	$12,860,340	100.0

@	Non-income producing security

Cost for federal income tax purposes is $12,829,176.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$217,782
Gross Unrealized Depreciation	(182,792)
Net Unrealized Appreciation	$34,990

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$12,864,166	$—	$—	$12,864,166
Total Investments, at fair value	$12,864,166	$—	$—	$12,864,166

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

43

ING SOLUTION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
67,464	ING BlackRock Inflation Protected Bond Portfolio — Class I	$760,321	2.0
28,874	ING Clarion Real Estate Portfolio — Class I	781,911	2.0
59,220	ING Davis New York Venture Portfolio — Class I	1,071,281	2.8
114,200	ING Floating Rate Fund — Class I	1,146,572	3.0
168,811	ING Global Bond Fund — Class I	1,905,882	4.9
138,720	ING Goldman Sachs Commodity Strategy Portfolio — Class I	789,314	2.0
83,684	ING Growth and Income Portfolio — Class I	1,956,534	5.1
114,086	ING Intermediate Bond Fund — Class I	1,139,722	2.9
51,773	ING Intermediate Bond Portfolio — Class I	664,761	1.7
178,524	ING International Core Fund — Class I	1,569,230	4.1
86,617	ING International Growth Fund — Class I	788,218	2.0
41,720	ING JPMorgan Emerging Markets Equity Portfolio — Class I	791,853	2.0
109,914	ING Large Cap Growth Portfolio — Class I	1,559,681	4.0
72,353	ING Large Cap Value Fund — Class I	779,969	2.0
74,761	ING Limited Maturity Bond Portfolio — Class I	761,064	2.0
52,847	ING Marsico Growth Portfolio — Class I	975,028	2.5
186,217	ING MidCap Opportunities Portfolio — Class I	2,348,199	6.1
185,996	ING MidCap Value Fund — Class I	2,337,974	6.0
150,240	ING PIMCO High Yield Portfolio — Class I	1,535,453	4.0
202,544	ING PIMCO Total Return Bond Portfolio — Class I	2,471,042	6.4
42,056	ING Small Company Portfolio — Class I	780,978	2.0
78,737	ING T Rowe Price Capital Appreciation Portfolio — Class I	1,926,690	5.0
157,268	ING T. Rowe Price Equity Income Portfolio — Class I	1,946,981	5.0
22,370	ING T. Rowe Price Growth Equity Portfolio — Class I	1,365,673	3.5
82,171	ING Templeton Foreign Equity Portfolio — Class I	792,953	2.1
17,586	ING Thornburg Value Portfolio — Class I	489,406	1.3
198,720	ING U.S. Bond Index Portfolio — Class I	2,183,937	5.6
273,585	ING U.S. Stock Index Portfolio — Class I	3,116,128	8.0

	Total Investments in Affiliated Investment Companies (Cost $38,224,762)	$38,736,755	100.0
	Liabilities in Excess of Other Assets	(13,743)	—
	Net Assets	$38,723,012	100.0

@	Non-income producing security

Cost for federal income tax purposes is $38,601,568.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$855,434
Gross Unrealized Depreciation	(720,247)
Net Unrealized Appreciation	$135,187

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$38,736,755	$—	$—	$38,736,755
Total Investments, at fair value	$38,736,755	$—	$—	$38,736,755

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

44

ING SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
1,714,753	ING BlackRock Inflation Protected Bond Portfolio — Class I	$19,325,271	8.9
163,092	ING Clarion Real Estate Portfolio — Class I	4,416,539	2.0
304,820	ING Davis New York Venture Portfolio — Class I	5,514,185	2.5
645,088	ING Floating Rate Fund — Class I	6,476,686	3.0
1,144,196	ING Global Bond Fund — Class I	12,917,968	6.0
783,541	ING Goldman Sachs Commodity Strategy Portfolio — Class I	4,458,349	2.1
447,920	ING Growth and Income Portfolio — Class I	10,472,377	4.8
1,503,579	ING Intermediate Bond Fund — Class I	15,020,757	6.9
668,403	ING Intermediate Bond Portfolio — Class I	8,582,300	4.0
504,192	ING International Core Fund — Class I	4,431,851	2.0
428,352	ING Large Cap Growth Portfolio — Class I	6,078,319	2.8
408,680	ING Large Cap Value Fund — Class I	4,405,575	2.0
1,689,080	ING Limited Maturity Bond Portfolio — Class I	17,194,831	7.9
525,910	ING MidCap Opportunities Portfolio — Class I	6,631,726	3.1
525,286	ING MidCap Value Fund — Class I	6,602,844	3.0
424,351	ING PIMCO High Yield Portfolio — Class I	4,336,865	2.0
2,640,064	ING PIMCO Total Return Bond Portfolio — Class I	32,208,785	14.9
621,819	ING T. Rowe Price Equity Income Portfolio — Class I	7,698,118	3.6
99,277	ING T. Rowe Price Growth Equity Portfolio — Class I	6,060,882	2.8
2,147,254	ING U.S. Bond Index Portfolio — Class I	23,598,325	10.9
918,243	ING U.S. Stock Index Portfolio — Class I	10,458,792	4.8

	Total Investments in Affiliated Investment Companies (Cost $212,920,800)	$216,891,345	100.0
	Liabilities in Excess of Other Assets	(85,319)	—
	Net Assets	$216,806,026	100.0

@	Non-income producing security

Cost for federal income tax purposes is $215,695,386.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,573,523
Gross Unrealized Depreciation	(4,377,564)
Net Unrealized Appreciation	$1,195,959

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$216,891,345	$—	$—	$216,891,345
Total Investments, at fair value	$216,891,345	$—	$—	$216,891,345

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

45

ING SOLUTION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
174,119	ING BlackRock Inflation Protected Bond Portfolio — Class I	$1,962,320	4.9
29,808	ING Clarion Real Estate Portfolio — Class I	807,206	2.0
44,274	ING Davis New York Venture Portfolio — Class I	800,924	2.0
117,905	ING Floating Rate Fund — Class I	1,183,771	3.0
174,275	ING Global Bond Fund — Class I	1,967,560	5.0
214,806	ING Goldman Sachs Commodity Strategy Portfolio — Class I	1,222,248	3.1
60,659	ING Growth and Income Portfolio — Class I	1,418,215	3.6
235,557	ING Intermediate Bond Fund — Class I	2,353,219	5.9
106,897	ING Intermediate Bond Portfolio — Class I	1,372,552	3.5
184,300	ING International Core Fund — Class I	1,619,995	4.1
44,710	ING International Growth Fund — Class I	406,860	1.0
70,766	ING Large Cap Growth Portfolio — Class I	1,004,176	2.5
192,951	ING Limited Maturity Bond Portfolio — Class I	1,964,238	4.9
160,200	ING MidCap Opportunities Portfolio — Class I	2,020,116	5.1
160,010	ING MidCap Value Fund — Class I	2,011,329	5.1
155,120	ING PIMCO High Yield Portfolio — Class I	1,585,322	4.0
402,115	ING PIMCO Total Return Bond Portfolio — Class I	4,905,800	12.3
43,416	ING Small Company Portfolio — Class I	806,240	2.0
40,642	ING T Rowe Price Capital Appreciation Portfolio — Class I	994,513	2.5
113,649	ING T. Rowe Price Equity Income Portfolio — Class I	1,406,979	3.5
16,239	ING T. Rowe Price Growth Equity Portfolio — Class I	991,399	2.5
42,415	ING Templeton Foreign Equity Portfolio — Class I	409,308	1.0
356,786	ING U.S. Bond Index Portfolio — Class I	3,921,081	9.9
229,439	ING U.S. Stock Index Portfolio — Class I	2,613,307	6.6

	Total Investments in Affiliated Investment Companies (Cost $39,133,308)	$39,748,678	100.0
	Assets in Excess of Other Liabilities	17,725	—
	Net Assets	$39,766,403	100.0

@	Non-income producing security

Cost for federal income tax purposes is $39,504,524.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$824,783
Gross Unrealized Depreciation	(580,629)
Net Unrealized Appreciation	$244,154

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$39,748,678	$—	$—	$39,748,678
Total Investments, at fair value	$39,748,678	$—	$—	$39,748,678

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

46

ING SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
5,331,281	ING BlackRock Inflation Protected Bond Portfolio — Class I	$60,083,538	7.9
570,466	ING Clarion Real Estate Portfolio — Class I	15,448,214	2.0
1,066,193	ING Davis New York Venture Portfolio — Class I	19,287,435	2.5
2,256,370	ING Floating Rate Fund — Class I	22,653,953	3.0
4,002,062	ING Global Bond Fund — Class I	45,183,281	5.9
2,740,673	ING Goldman Sachs Commodity Strategy Portfolio — Class I	15,594,429	2.0
1,731,645	ING Growth and Income Portfolio — Class I	40,485,864	5.3
4,319,968	ING Intermediate Bond Fund — Class I	43,156,484	5.7
1,753,406	ING Intermediate Bond Portfolio — Class I	22,513,732	3.0
3,527,143	ING International Core Fund — Class I	31,003,587	4.1
1,711,338	ING International Growth Fund — Class I	15,573,177	2.0
1,498,284	ING Large Cap Growth Portfolio — Class I	21,260,648	2.8
1,429,477	ING Large Cap Value Fund — Class I	15,409,760	2.0
5,169,410	ING Limited Maturity Bond Portfolio — Class I	52,624,595	6.9
2,759,274	ING MidCap Opportunities Portfolio — Class I	34,794,442	4.6
2,755,995	ING MidCap Value Fund — Class I	34,642,863	4.6
1,484,295	ING PIMCO High Yield Portfolio — Class I	15,169,494	2.0
7,079,515	ING PIMCO Total Return Bond Portfolio — Class I	86,370,087	11.4
2,174,987	ING T. Rowe Price Equity Income Portfolio — Class I	26,926,343	3.5
347,250	ING T. Rowe Price Growth Equity Portfolio — Class I	21,199,623	2.8
1,623,536	ING Templeton Foreign Equity Portfolio — Class I	15,667,125	2.1
5,974,216	ING U.S. Bond Index Portfolio — Class I	65,656,631	8.6
3,549,903	ING U.S. Stock Index Portfolio — Class I	40,433,397	5.3

	Total Investments in Affiliated Investment Companies (Cost $740,300,076)	$761,138,702	100.0
	Liabilities in Excess of Other Assets	(291,939)	—
	Net Assets	$760,846,763	100.0

@	Non-income producing security

Cost for federal income tax purposes is $753,221,849.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$30,535,921
Gross Unrealized Depreciation	(22,619,068)
Net Unrealized Appreciation	$7,916,853

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$761,138,702	$—	$—	$761,138,702
Total Investments, at fair value	$761,138,702	$—	$—	$761,138,702

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

47

ING SOLUTION 2020 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 86.2%
91	ING BlackRock Inflation Protected Bond Portfolio — Class I	$1,030	5.9
11	ING Clarion Real Estate Portfolio — Class I	302	1.7
25	ING Davis New York Venture Portfolio — Class I	453	2.6
44	ING Floating Rate Fund — Class I	444	2.6
78	ING Global Bond Fund — Class I	884	5.1
54	ING Goldman Sachs Commodity Strategy Portfolio — Class I	305	1.8
36	ING Growth and Income Portfolio — Class I	830	4.8
48	ING Intermediate Bond Fund — Class I	477	2.8
23	ING Intermediate Bond Portfolio — Class I	294	1.7
69	ING International Core Fund — Class I	607	3.5
33	ING International Growth Fund — Class I	305	1.8
37	ING Large Cap Growth Portfolio — Class I	527	3.0
38	ING Large Cap Value Fund — Class I	415	2.4
87	ING Limited Maturity Bond Portfolio — Class I	883	5.1
16	ING Marsico Growth Portfolio — Class I	302	1.7
60	ING MidCap Opportunities Portfolio — Class I	757	4.4
60	ING MidCap Value Fund — Class I	753	4.3
30	ING PIMCO High Yield Portfolio — Class I	303	1.7
84	ING PIMCO Total Return Bond Portfolio — Class I	1,029	5.9
33	ING Small Company Portfolio — Class I	604	3.5
15	ING T Rowe Price Capital Appreciation Portfolio — Class I	372	2.1
52	ING T. Rowe Price Equity Income Portfolio — Class I	640	3.7
7	ING T. Rowe Price Growth Equity Portfolio — Class I	453	2.6
32	ING Templeton Foreign Equity Portfolio — Class I	307	1.8
77	ING U.S. Bond Index Portfolio — Class I	844	4.9
73	ING U.S. Stock Index Portfolio — Class I	829	4.8

	Total Investments in Affiliated Investment Companies (Cost $13,850)	$14,949	86.2
	Assets in Excess of Other Liabilities	2,393	13.8
	Net Assets	$17,342	100.0

@	Non-income producing security

Cost for federal income tax purposes is $13,856.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,145
Gross Unrealized Depreciation	(52)
Net Unrealized Appreciation	$1,093

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$14,949	$—	$—	$14,949
Total Investments, at fair value	$14,949	$—	$—	$14,949

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

48

ING SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
927,915	ING Clarion Real Estate Portfolio — Class I	$25,127,949	2.0
2,081,106	ING Davis New York Venture Portfolio — Class I	37,647,202	3.0
3,670,099	ING Floating Rate Fund — Class I	36,847,793	3.0
6,509,644	ING Global Bond Fund — Class I	73,493,880	5.9
4,457,956	ING Goldman Sachs Commodity Strategy Portfolio — Class I	25,365,767	2.0
2,950,798	ING Growth and Income Portfolio — Class I	68,989,662	5.5
2,749,541	ING Intermediate Bond Fund — Class I	27,467,916	2.2
1,188,346	ING Intermediate Bond Portfolio — Class I	15,258,364	1.2
7,171,522	ING International Core Fund — Class I	63,037,677	5.1
4,175,472	ING International Growth Fund — Class I	37,996,793	3.0
670,401	ING JPMorgan Emerging Markets Equity Portfolio — Class I	12,724,208	1.0
3,316,979	ING Large Cap Growth Portfolio — Class I	47,067,929	3.8
2,034,520	ING Large Cap Value Fund — Class I	21,932,129	1.8
7,207,212	ING Limited Maturity Bond Portfolio — Class I	73,369,419	5.9
1,532,757	ING Marsico Growth Portfolio — Class I	28,279,363	2.3
5,984,275	ING MidCap Opportunities Portfolio — Class I	75,461,713	6.1
5,977,158	ING MidCap Value Fund — Class I	75,132,881	6.0
2,414,269	ING PIMCO High Yield Portfolio — Class I	24,673,829	2.0
5,006,666	ING PIMCO Total Return Bond Portfolio — Class I	61,081,323	4.9
2,703,027	ING Small Company Portfolio — Class I	50,195,210	4.0
2,530,234	ING T Rowe Price Capital Appreciation Portfolio — Class I	61,914,837	5.0
4,801,302	ING T. Rowe Price Equity Income Portfolio — Class I	59,440,119	4.8
716,233	ING T. Rowe Price Growth Equity Portfolio — Class I	43,726,003	3.5
3,961,247	ING Templeton Foreign Equity Portfolio — Class I	38,226,030	3.1
4,997,561	ING U.S. Bond Index Portfolio — Class I	54,923,195	4.4
9,348,733	ING U.S. Stock Index Portfolio — Class I	106,482,064	8.5

	Total Investments in Affiliated Investment Companies (Cost $1,170,743,726)	$1,245,863,255	100.0
	Liabilities in Excess of Other Assets	(465,012)	—
	Net Assets	$1,245,398,243	100.0

@	Non-income producing security

Cost for federal income tax purposes is $1,202,187,478.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$94,264,515
Gross Unrealized Depreciation	(50,588,738)
Net Unrealized Appreciation	$43,675,777

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$1,245,863,255	$—	$—	$1,245,863,255
Total Investments, at fair value	$1,245,863,255	$—	$—	$1,245,863,255

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

49

ING SOLUTION 2030 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 86.5%
11	ING Clarion Real Estate Portfolio — Class I	$309	1.7
26	ING Davis New York Venture Portfolio — Class I	463	2.6
45	ING Floating Rate Fund — Class I	453	2.6
55	ING Goldman Sachs Commodity Strategy Portfolio — Class I	312	1.8
35	ING Growth and Income Portfolio — Class I	810	4.6
26	ING Intermediate Bond Fund — Class I	263	1.5
12	ING Intermediate Bond Portfolio — Class I	150	0.8
106	ING International Core Fund — Class I	930	5.2
51	ING International Growth Fund — Class I	467	2.6
16	ING JPMorgan Emerging Markets Equity Portfolio — Class I	313	1.8
54	ING Large Cap Growth Portfolio — Class I	771	4.3
46	ING Large Cap Value Fund — Class I	501	2.8
89	ING Limited Maturity Bond Portfolio — Class I	902	5.1
25	ING Marsico Growth Portfolio — Class I	464	2.6
74	ING MidCap Opportunities Portfolio — Class I	928	5.2
73	ING MidCap Value Fund — Class I	924	5.2
30	ING PIMCO High Yield Portfolio — Class I	304	1.7
46	ING PIMCO Total Return Bond Portfolio — Class I	563	3.2
33	ING Small Company Portfolio — Class I	617	3.5
31	ING T Rowe Price Capital Appreciation Portfolio — Class I	761	4.3
78	ING T. Rowe Price Equity Income Portfolio — Class I	962	5.4
11	ING T. Rowe Price Growth Equity Portfolio — Class I	692	3.9
49	ING Templeton Foreign Equity Portfolio — Class I	470	2.6
8	ING Thornburg Value Portfolio — Class I	232	1.3
48	ING U.S. Bond Index Portfolio — Class I	525	3.0
112	ING U.S. Stock Index Portfolio — Class I	1,271	7.2

	Total Investments in Affiliated Investment Companies (Cost $13,814)	$15,357	86.5
	Assets in Excess of Other Liabilities	2,391	13.5
	Net Assets	$17,748	100.0

@	Non-income producing security

Cost for federal income tax purposes is $13,815.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,568
Gross Unrealized Depreciation	(26)
Net Unrealized Appreciation	$1,542

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$15,357	$—	$—	$15,357
Total Investments, at fair value	$15,357	$—	$—	$15,357

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

50

ING SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
795,550	ING Clarion Real Estate Portfolio — Class I	$21,543,494	2.0
1,784,235	ING Davis New York Venture Portfolio — Class I	32,276,820	3.0
1,049,286	ING Emerging Markets Equity Fund — Class I	10,870,601	1.0
3,146,589	ING Floating Rate Fund — Class I	31,591,752	2.9
3,822,002	ING Goldman Sachs Commodity Strategy Portfolio — Class I	21,747,191	2.0
2,644,862	ING Growth and Income Portfolio — Class I	61,836,879	5.8
1,047,728	ING Intermediate Bond Fund — Class I	10,466,808	1.0
611,309	ING Intermediate Bond Portfolio — Class I	7,849,208	0.7
12,296,998	ING International Core Fund — Class I	108,090,614	10.1
3,579,823	ING International Growth Fund — Class I	32,576,388	3.0
1,724,283	ING JPMorgan Emerging Markets Equity Portfolio — Class I	32,726,900	3.0
3,972,659	ING Large Cap Growth Portfolio — Class I	56,372,032	5.2
3,986,966	ING Large Cap Value Fund — Class I	42,979,495	4.0
2,059,734	ING Limited Maturity Bond Portfolio — Class I	20,968,093	2.0
1,894,064	ING Marsico Growth Portfolio — Class I	34,945,489	3.3
5,130,609	ING MidCap Opportunities Portfolio — Class I	64,696,978	6.0
5,124,522	ING MidCap Value Fund — Class I	64,415,238	6.0
2,069,880	ING PIMCO High Yield Portfolio — Class I	21,154,169	2.0
1,931,641	ING PIMCO Total Return Bond Portfolio — Class I	23,566,023	2.2
2,317,440	ING Small Company Portfolio — Class I	43,034,870	4.0
1,735,452	ING T Rowe Price Capital Appreciation Portfolio — Class I	42,466,501	4.0
5,632,976	ING T. Rowe Price Equity Income Portfolio — Class I	69,736,237	6.5
792,425	ING T. Rowe Price Growth Equity Portfolio — Class I	48,377,525	4.5
3,396,145	ING Templeton Foreign Equity Portfolio — Class I	32,772,798	3.1
581,417	ING Thornburg Value Portfolio — Class I	16,180,822	1.5
2,380,407	ING U.S. Bond Index Portfolio — Class I	26,160,670	2.4
8,250,880	ING U.S. Stock Index Portfolio — Class I	93,977,524	8.8

	Total Investments in Affiliated Investment Companies (Cost $1,009,800,623)	$1,073,381,119	100.0
	Liabilities in Excess of Other Assets	(395,034)	—
	Net Assets	$1,072,986,085	100.0

@	Non-income producing security

Cost for federal income tax purposes is $1,041,553,501.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$89,537,608
Gross Unrealized Depreciation	(57,709,990)
Net Unrealized Appreciation	$31,827,618

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$1,073,381,119	$—	$—	$1,073,381,119
Total Investments, at fair value	$1,073,381,119	$—	$—	$1,073,381,119

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

51

ING SOLUTION 2040 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 86.8%
12	ING Clarion Real Estate Portfolio — Class I	$314	1.7
30	ING Davis New York Venture Portfolio — Class I	550	3.0
15	ING Emerging Markets Equity Fund — Class I	159	0.9
56	ING Goldman Sachs Commodity Strategy Portfolio — Class I	317	1.8
39	ING Growth and Income Portfolio — Class I	902	5.0
15	ING Intermediate Bond Fund — Class I	153	0.9
6	ING Intermediate Bond Portfolio — Class I	76	0.4
179	ING International Core Fund — Class I	1,577	8.7
52	ING International Growth Fund — Class I	475	2.6
25	ING JPMorgan Emerging Markets Equity Portfolio — Class I	478	2.7
64	ING Large Cap Growth Portfolio — Class I	901	5.0
69	ING Large Cap Value Fund — Class I	745	4.1
32	ING Marsico Growth Portfolio — Class I	588	3.3
81	ING MidCap Opportunities Portfolio — Class I	1,023	5.7
81	ING MidCap Value Fund — Class I	1,018	5.6
30	ING PIMCO High Yield Portfolio — Class I	309	1.7
25	ING PIMCO Total Return Bond Portfolio — Class I	306	1.7
42	ING Small Company Portfolio — Class I	785	4.3
25	ING T Rowe Price Capital Appreciation Portfolio — Class I	620	3.4
92	ING T. Rowe Price Equity Income Portfolio — Class I	1,135	6.3
13	ING T. Rowe Price Growth Equity Portfolio — Class I	784	4.3
50	ING Templeton Foreign Equity Portfolio — Class I	478	2.7
10	ING Thornburg Value Portfolio — Class I	275	1.5
29	ING U.S. Bond Index Portfolio — Class I	314	1.7
124	ING U.S. Stock Index Portfolio — Class I	1,410	7.8

	Total Investments in Affiliated Investment Companies (Cost $13,757)	$15,692	86.8
	Assets in Excess of Other Liabilities	2,391	13.2
	Net Assets	$18,083	100.0

@	Non-income producing security

Cost for federal income tax purposes is $13,758.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,962
Gross Unrealized Depreciation	(28)
Net Unrealized Appreciation	$1,934

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$15,692	$—	$—	$15,692
Total Investments, at fair value	$15,692	$—	$—	$15,692

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

52

ING SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
514,113	ING Clarion Real Estate Portfolio — Class I	$13,922,168	2.0
1,345,203	ING Davis New York Venture Portfolio — Class I	24,334,713	3.5
678,094	ING Emerging Markets Equity Fund — Class I	7,025,050	1.0
2,469,942	ING Goldman Sachs Commodity Strategy Portfolio — Class I	14,053,972	2.0
1,857,821	ING Growth and Income Portfolio — Class I	43,435,844	6.2
7,946,787	ING International Core Fund — Class I	69,852,261	10.1
3,084,578	ING International Growth Fund — Class I	28,069,656	4.0
1,114,312	ING JPMorgan Emerging Markets Equity Portfolio — Class I	21,149,632	3.0
2,931,998	ING Large Cap Growth Portfolio — Class I	41,605,055	6.0
3,220,627	ING Large Cap Value Fund — Class I	34,718,361	5.0
1,415,369	ING Marsico Growth Portfolio — Class I	26,113,554	3.8
3,591,875	ING MidCap Opportunities Portfolio — Class I	45,293,543	6.5
3,587,592	ING MidCap Value Fund — Class I	45,096,031	6.5
1,109,543	ING PIMCO Total Return Bond Portfolio — Class I	13,536,422	1.9
1,872,008	ING Small Company Portfolio — Class I	34,763,196	5.0
1,121,481	ING T Rowe Price Capital Appreciation Portfolio — Class I	27,442,652	3.9
4,200,227	ING T. Rowe Price Equity Income Portfolio — Class I	51,998,808	7.5
596,705	ING T. Rowe Price Growth Equity Portfolio — Class I	36,428,830	5.2
2,926,337	ING Templeton Foreign Equity Portfolio — Class I	28,239,150	4.1
438,354	ING Thornburg Value Portfolio — Class I	12,199,387	1.8
922,937	ING U.S. Bond Index Portfolio — Class I	10,143,073	1.5
5,788,998	ING U.S. Stock Index Portfolio — Class I	65,936,688	9.5

	Total Investments in Affiliated Investment Companies (Cost $647,277,600)	$695,358,046	100.0
	Liabilities in Excess of Other Assets	(246,549)	—
	Net Assets	$695,111,497	100.0

@Non-income producing security

Cost for federal income tax purposes is $662,316,639.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$64,993,777
Gross Unrealized Depreciation	(31,952,370)
Net Unrealized Appreciation	$33,041,407

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$695,358,046	$—	$—	$695,358,046
Total Investments, at fair value	$695,358,046	$—	$—	$695,358,046

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

53

ING SOLUTION 2050 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 86.7%
12	ING Clarion Real Estate Portfolio — Class I	$313	1.7
30	ING Davis New York Venture Portfolio — Class I	548	3.0
15	ING Emerging Markets Equity Fund — Class I	158	0.9
56	ING Goldman Sachs Commodity Strategy Portfolio — Class I	316	1.8
42	ING Growth and Income Portfolio — Class I	978	5.4
179	ING International Core Fund — Class I	1,573	8.7
69	ING International Growth Fund — Class I	632	3.5
25	ING JPMorgan Emerging Markets Equity Portfolio — Class I	476	2.6
66	ING Large Cap Growth Portfolio — Class I	937	5.2
73	ING Large Cap Value Fund — Class I	782	4.3
32	ING Marsico Growth Portfolio — Class I	588	3.3
81	ING MidCap Opportunities Portfolio — Class I	1,020	5.7
81	ING MidCap Value Fund — Class I	1,015	5.6
25	ING PIMCO Total Return Bond Portfolio — Class I	305	1.7
42	ING Small Company Portfolio — Class I	783	4.3
25	ING T Rowe Price Capital Appreciation Portfolio — Class I	618	3.4
95	ING T. Rowe Price Equity Income Portfolio — Class I	1,171	6.5
13	ING T. Rowe Price Growth Equity Portfolio — Class I	820	4.6
66	ING Templeton Foreign Equity Portfolio — Class I	636	3.5
10	ING Thornburg Value Portfolio — Class I	275	1.5
21	ING U.S. Bond Index Portfolio — Class I	228	1.3
130	ING U.S. Stock Index Portfolio — Class I	1,485	8.2

	Total Investments in Affiliated Investment Companies (Cost $13,719)	$15,657	86.7
	Assets in Excess of Other Liabilities	2,396	13.3
	Net Assets	$18,053	100.0

@	Non-income producing security

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,962
Gross Unrealized Depreciation	(24)
Net Unrealized Appreciation	$1,938

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$15,657	$—	$—	$15,657
Total Investments, at fair value	$15,657	$—	$—	$15,657

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

54

ING SOLUTION 2055 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

Affiliated Investment Companies: 100.0%
30,532	ING Clarion Real Estate Portfolio — Class I	$826,815	2.0
79,891	ING Davis New York Venture Portfolio — Class I	1,445,221	3.5
40,270	ING Emerging Markets Equity Fund — Class I	417,197	1.0
146,686	ING Goldman Sachs Commodity Strategy Portfolio — Class I	834,643	2.0
110,335	ING Growth and Income Portfolio — Class I	2,579,625	6.3
471,943	ING International Core Fund — Class I	4,148,377	10.0
183,184	ING International Growth Fund — Class I	1,666,977	4.0
66,174	ING JPMorgan Emerging Markets Equity Portfolio — Class I	1,255,991	3.0
174,131	ING Large Cap Growth Portfolio — Class I	2,470,918	6.0
191,270	ING Large Cap Value Fund — Class I	2,061,894	5.0
84,058	ING Marsico Growth Portfolio — Class I	1,550,875	3.8
213,320	ING MidCap Opportunities Portfolio — Class I	2,689,970	6.5
213,068	ING MidCap Value Fund — Class I	2,678,259	6.5
65,899	ING PIMCO Total Return Bond Portfolio — Class I	803,970	1.9
111,178	ING Small Company Portfolio — Class I	2,064,571	5.0
66,606	ING T Rowe Price Capital Appreciation Portfolio — Class I	1,629,852	3.9
249,449	ING T. Rowe Price Equity Income Portfolio — Class I	3,088,174	7.5
35,438	ING T. Rowe Price Growth Equity Portfolio — Class I	2,163,500	5.2
173,781	ING Templeton Foreign Equity Portfolio — Class I	1,676,990	4.1
26,034	ING Thornburg Value Portfolio — Class I	724,515	1.8
54,816	ING U.S. Bond Index Portfolio — Class I	602,430	1.5
343,804	ING U.S. Stock Index Portfolio — Class I	3,915,925	9.5

	Total Investments in Affiliated Investment Companies (Cost $40,826,715)	$41,296,689	100.0
	Liabilities in Excess of Other Assets	(12,139)	—
	Net Assets	$41,284,550	100.0

@	Non-income producing security

Cost for federal income tax purposes is $41,258,266.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,023,436
Gross Unrealized Depreciation	(985,013)
Net Unrealized Appreciation	$38,423

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Affiliated Investment Companies	$41,296,689	$—	$—	$41,296,689
Total Investments, at fair value	$41,296,689	$—	$—	$41,296,689

ˆ	See Note 2, ″Significant Accounting Policies″ in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

55

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-USOL (0612-082112)

■

Semi-Annual Report

June 30, 2012

Classes ADV, I, S, S2 and T

ING Partners, Inc.

■	ING Index Solution Income Portfolio

■	ING Index Solution 2015 Portfolio

■	ING Index Solution 2020 Portfolio

■	ING Index Solution 2025 Portfolio

■	ING Index Solution 2030 Portfolio

■	ING Index Solution 2035 Portfolio

■	ING Index Solution 2040 Portfolio

■	ING Index Solution 2045 Portfolio

■	ING Index Solution 2050 Portfolio

■	ING Index Solution 2055 Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these “risk-on” and “risk-off” periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing (“QE”), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks’ excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it’s quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

July 27, 2012

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter’s upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region’s index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product (“GDP”) growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its “Operation Twist” program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone’s enduring sovereign debt crisis continued to move markets the most. The European Central Bank’s €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations (“LTRO”) was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another “summit” meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone’s deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs’ recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan’s newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.’s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

See Accompanying Notes to Financial Statements

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays Capital Mortgage-Backed Securities Index	An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**
ING Index Solution Income Portfolio
Class ADV	$1,000.00	$1,042.20	0.62%	$3.15	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,044.40	0.12	0.61	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,042.80	0.37	1.88	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,042.30	0.52	2.64	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,041.10	0.82	4.16	1,000.00	1,020.79	0.82	4.12
ING Index Solution 2015 Portfolio
Class ADV	$1,000.00	$1,048.50	0.62%	$3.16	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,051.80	0.12	0.61	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,049.10	0.37	1.89	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,049.70	0.52	2.65	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,047.30	0.82	4.17	1,000.00	1,020.79	0.82	4.12

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

See Accompanying Notes to Financial Statements

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**
ING Index Solution 2020 Portfolio
Class ADV	$1,000.00	$1,053.90	0.62%	$3.17	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,055.70	0.12	0.61	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,054.80	0.37	1.89	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,054.80	0.52	2.66	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,052.10	0.82	4.18	1,000.00	1,020.79	0.82	4.12
ING Index Solution 2025 Portfolio
Class ADV	$1,000.00	$1,058.60	0.62%	$3.17	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,060.90	0.12	0.61	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,060.30	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,059.80	0.52	2.66	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,057.60	0.82	4.20	1,000.00	1,020.79	0.82	4.12
ING Index Solution 2030 Portfolio
Class ADV	$1,000.00	$1,060.90	0.62%	$3.18	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,062.70	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,061.80	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,061.80	0.52	2.67	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,059.10	0.82	4.20	1,000.00	1,020.79	0.82	4.12
ING Index Solution 2035 Portfolio
Class ADV	$1,000.00	$1,067.70	0.62%	$3.19	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,070.00	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,068.30	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,068.90	0.52	2.67	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,065.70	0.82	4.21	1,000.00	1,020.79	0.82	4.12
ING Index Solution 2040 Portfolio
Class ADV	$1,000.00	$1,067.10	0.62%	$3.19	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,069.70	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,068.90	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,068.00	0.52	2.67	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,066.20	0.82	4.21	1,000.00	1,020.79	0.82	4.12
ING Index Solution 2045 Portfolio
Class ADV	$1,000.00	$1,067.50	0.62%	$3.19	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,069.60	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,068.00	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,067.50	0.52	2.67	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,066.40	0.82	4.21	1,000.00	1,020.79	0.82	4.12
ING Index Solution 2050 Portfolio
Class ADV	$1,000.00	$1,065.30	0.62%	$3.18	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,067.90	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,065.20	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,064.30	0.52	2.67	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,063.50	0.82	4.21	1,000.00	1,020.79	0.82	4.12

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

See Accompanying Notes to Financial Statements

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2012**
ING Index Solution 2055 Portfolio
Class ADV	$1,000.00	$1,066.20	0.62%	$3.19	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,069.40	0.12	0.62	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,068.80	0.37	1.90	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,067.10	0.52	2.67	1,000.00	1,022.28	0.52	2.61
Class T	1,000.00	1,065.50	0.84	4.31	1,000.00	1,020.69	0.84	4.22

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2020 Portfolio	ING Index Solution 2025 Portfolio
ASSETS:
Investments in securities at value*	$12,664,746	$15,415,908	$1,021	$21,003,838
Investments in affiliated underlying funds**	168,546,988	205,909,728	13,658	282,881,679
Cash	85,614	105,914	6	134,783
Receivables:
Investments in affiliated underlying funds sold	579,601	795,009	60	1,232,867
Fund shares sold	105,126	139,069	—	356,054
Reimbursement due from manager	18,134	21,453	2,405	28,514

Total assets	182,000,209	222,387,081	17,150	305,637,735

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	629,572	818,466	61	1,539,862
Payable for fund shares redeemed	94,518	115,730	—	49,710
Payable to affiliates	69,854	95,728	9	135,363
Payable for trustee fees	915	1,037	1	1,464
Other accrued expenses and liabilities	8,512	9,839	5	12,922

Total liabilities	803,371	1,040,800	76	1,739,321

NET ASSETS	$181,196,838	$221,346,281	$17,074	$303,898,414

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$161,582,210	$202,288,712	$15,037	$278,766,728
Undistributed net investment income	5,610,824	5,382,114	142	5,876,273
Accumulated net realized gain	10,820,935	11,245,126	1,273	14,843,373
Net unrealized appreciation	3,182,869	2,430,329	622	4,412,040

NET ASSETS	$181,196,838	$221,346,281	$17,074	$303,898,414

* Cost of investments in securities	$12,690,908	$15,439,981	$1,023	$21,045,309
** Cost of investments in affiliated underlying funds	$165,337,956	$203,455,326	$13,034	$278,428,168

Class ADV
Net assets	$27,180,140	$88,293,915	$3,413	$142,843,528
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,501,770	8,506,717	301	14,114,659
Net asset value and redemption price per share	$10.86	$10.38	$11.34	$10.12
Class I
Net assets	$7,545,850	$15,945,151	$3,423	$19,235,840
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	682,319	1,511,886	301	1,870,574
Net asset value and redemption price per share	$11.06	$10.55	$11.37	$10.28
Class S
Net assets	$142,887,928	$105,189,429	$3,418	$114,656,399
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,032,554	10,054,524	301	11,238,643
Net asset value and redemption price per share	$10.96	$10.46	$11.35	$10.20
Class S2
Net assets	$3,579,652	$11,914,666	$3,415	$27,159,616
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	330,385	1,151,499	301	2,690,116
Net asset value and redemption price per share	$10.83	$10.35	$11.35	$10.10
Class T
Net assets	$3,268	$3,120	$3,405	$3,031
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	300	300	301	300
Net asset value and redemption price per share	$10.89	$10.40	$11.31	$10.10

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Index Solution 2030 Portfolio	ING Index Solution 2035 Portfolio	ING Index Solution 2040 Portfolio	ING Index Solution 2045 Portfolio
ASSETS:
Investments in securities at value*	$589	$9,055,933	$—	$—
Investments in affiliated underlying funds**	14,581	221,134,640	15,567	135,415,882
Cash	—	60,039	15	206,951
Receivables:
Investments in affiliated underlying funds sold	130	1,031,399	81	604,072
Fund shares sold	—	298,127	—	387,208
Reimbursement due from manager	2,405	18,540	2,404	12,213

Total assets	17,705	231,598,678	18,067	136,626,326

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	118	1,083,146	81	1,273,241
Payable for fund shares redeemed	—	276,540	—	131,939
Payable to affiliates	8	104,462	8	59,460
Payable to custodian due to bank overdraft	2	—	—	—
Payable for trustee fees	—	366	—	427
Other accrued expenses and liabilities	6	4,945	5	4,504

Total liabilities	134	1,469,459	94	1,469,571

NET ASSETS	$17,571	$230,129,219	$17,973	$135,156,755

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$15,036	$210,945,544	$15,037	$125,489,365
Undistributed net investment income	151	3,984,335	120	2,129,370
Accumulated net realized gain	1,378	11,694,559	1,573	5,733,042
Net unrealized appreciation	1,006	3,504,781	1,243	1,804,978

NET ASSETS	$17,571	$230,129,219	$17,973	$135,156,755

* Cost of investments in securities	$590	$9,074,567	$—	$—
** Cost of investments in affiliated underlying funds	$13,574	$217,611,263	$14,323	$133,610,904

Class ADV
Net assets	$3,512	$116,540,408	$3,592	$66,849,193
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	11,738,920	301	6,821,737
Net asset value and redemption price per share	$11.67	$9.93	$11.93	$9.80
Class I
Net assets	$3,523	$14,069,050	$3,604	$11,877,992
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	1,393,821	301	1,188,866
Net asset value and redemption price per share	$11.70	$10.09	$11.97	$9.99
Class S
Net assets	$3,517	$75,837,980	$3,597	$45,587,656
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	7,572,910	301	4,604,788
Net asset value and redemption price per share	$11.68	$10.01	$11.95	$9.90
Class S2
Net assets	$3,515	$23,678,810	$3,594	$10,838,978
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	2,385,334	301	1,105,095
Net asset value and redemption price per share	$11.68	$9.93	$11.94	$9.81
Class T
Net assets	$3,504	$2,971	$3,586	$2,936
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	300	301	300
Net asset value and redemption price per share	$11.64	$9.90	$11.91	$9.79

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Index Solution 2050 Portfolio	ING Index Solution 2055 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$15,541	$18,544,853
Cash	1	—
Receivables:
Investments in affiliated underlying funds sold	83	88,442
Fund shares sold	—	73,842
Reimbursement due from manager	2,404	3,394

Total assets	18,029	18,710,531

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	83	141,463
Payable for fund shares redeemed	—	20,820
Payable to affiliates	8	8,261
Payable for trustee fees	1	1
Other accrued expenses and liabilities	5	5

Total liabilities	97	170,550

NET ASSETS	$17,932	$18,539,981

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$15,037	$17,956,099
Undistributed net investment income	123	179,836
Accumulated net realized gain	1,564	284,016
Net unrealized appreciation	1,208	120,030

NET ASSETS	$17,932	$18,539,981

* Cost of investments in affiliated underlying funds	$14,333	$18,424,823

Class ADV
Net assets	$3,584	$9,062,648
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	803,840
Net asset value and redemption price per share	$11.91	$11.27
Class I
Net assets	$3,596	$1,233,537
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	108,194
Net asset value and redemption price per share	$11.95	$11.40
Class S
Net assets	$3,588	$5,376,611
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	474,188
Net asset value and redemption price per share	$11.92	$11.34
Class S2
Net assets	$3,586	$2,863,808
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	253,647
Net asset value and redemption price per share	$11.91	$11.29
Class T
Net assets	$3,578	$3,377
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	301
Net asset value and redemption price per share	$11.89	$11.22

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2020 Portfolio	ING Index Solution 2025 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,434,687	$1,799,386	$147	$2,667,306
Interest	14	17	—	23

Total investment income	1,434,701	1,799,403	147	2,667,329

EXPENSES:
Investment management fees	89,967	104,862	9	139,519
Distribution and service fees:
Class ADV	65,205	205,968	7	331,249
Class S	180,141	128,367	4	136,132
Class S2	6,497	22,875	7	50,221
Class T	11	11	13	11
Transfer agent fees:
Class ADV	10	35	—	63
Class I	3	25	—	9
Class S	53	24	1	52
Class S2	1	5	—	11
Administrative service fees	41,820	49,609	4	66,631
Shareholder reporting expense	1,159	1,342	—	1,830
Professional fees	7,320	8,113	2,403	9,882
Custody and accounting expense	2,318	2,623	—	3,355
Trustee fees	915	1,037	—	1,464
Miscellaneous expense	1,192	1,399	1	1,894

Total expenses	396,612	526,295	2,449	742,323
Net waived and reimbursed fees	(37,889)	(47,464)	(2,411)	(66,941)

Net expenses	358,723	478,831	38	675,382

Net investment income	1,075,978	1,320,572	109	1,991,947

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Capital gain distributions from affiliated underlying funds	3,012,113	3,327,881	238	3,740,471
Sale of affiliated underlying funds	1,878,754	1,463,597	454	3,340,022

Net realized gain	4,890,867	4,791,478	692	7,080,493

Net change in unrealized appreciation (depreciation) on:
Unaffiliated underlying funds	1,701,656	3,786,648	77	5,831,869

Net change in unrealized appreciation (depreciation)	1,701,656	3,786,648	77	5,831,869

Net realized and unrealized gain	6,592,523	8,578,126	769	12,912,362

Increase in net assets resulting from operations	$7,668,501	$9,898,698	$878	$14,904,309

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Index Solution 2030 Portfolio	ING Index Solution 2035 Portfolio	ING Index Solution 2040 Portfolio	ING Index Solution 2045 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$172	$2,082,231	$158	$1,143,504
Interest	—	14	—	1

Total investment income	172	2,082,245	158	1,143,505

EXPENSES:
Investment management fees	9	105,495	9	61,590
Distribution and service fees:
Class ADV	7	273,621	9	152,880
Class S	4	90,147	4	53,395
Class S2	7	41,579	9	21,321
Class T	13	11	13	11
Transfer agent fees:
Class ADV	—	76	—	35
Class I	—	6	—	7
Class S	1	35	1	24
Class S2	—	10	—	5
Administrative service fees	4	50,415	4	29,404
Shareholder reporting expense	—	1,098	—	671
Professional fees	2,403	5,490	2,402	4,331
Custody and accounting expense	—	1,098	1	2,135
Trustee fees	—	366	1	427
Miscellaneous expense	1	763	1	395

Total expenses	2,449	570,210	2,454	326,631
Net waived and reimbursed fees	(2,411)	(46,515)	(2,412)	(29,249)

Net expenses	38	523,695	42	297,382

Net investment income	134	1,558,550	116	846,123

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Capital gain distributions from affiliated underlying funds	203	2,284,116	41	1,249,083
Sale of affiliated underlying funds	369	2,128,960	538	1,215,357

Net realized gain	572	4,413,076	579	2,464,440

Net change in unrealized appreciation (depreciation) on:
Unaffiliated underlying funds	307	6,617,551	453	3,910,738

Net change in unrealized appreciation (depreciation)	307	6,617,551	453	3,910,738

Net realized and unrealized gain	879	11,030,627	1,032	6,375,178

Increase in net assets resulting from operations	$1,013	$12,589,177	$1,148	$7,221,301

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING Index Solution 2050 Portfolio	ING Index Solution 2055 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$162	$143,621

Total investment income	162	143,621

EXPENSES:
Investment management fees	9	7,339
Distribution and service fees:
Class ADV	9	18,369
Class S	4	5,639
Class S2	9	4,755
Class T	13	12
Transfer agent fees:
Class ADV	—	2
Class S	1	1
Class S2	—	1
Administrative service fees	4	3,727
Shareholder reporting expense	1	1
Professional fees	2,402	2
Trustee fees	1	1
Miscellaneous expense	1	19

Total expenses	2,454	39,868
Net waived and reimbursed fees	(2,412)	(3,501)

Net expenses	42	36,367

Net investment income	120	107,254

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Capital gain distributions from affiliated underlying funds	176	157,624
Sale of affiliated underlying funds	396	(32,809)

Net realized gain	572	124,815

Net change in unrealized appreciation (depreciation) on:
Unaffiliated underlying funds	406	449,725

Net change in unrealized appreciation (depreciation)	406	449,725

Net realized and unrealized gain	978	574,540

Increase in net assets resulting from operations	$1,098	$681,794

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution Income Portfolio		ING Index Solution 2015 Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$1,075,978	$2,879,506	$1,320,572	$2,668,151
Net realized gain	4,890,867	7,675,030	4,791,478	8,221,077
Net change in unrealized appreciation (depreciation)	1,701,656	(5,907,403)	3,786,648	(9,603,079)

Increase in net assets resulting from operations	7,668,501	4,647,133	9,898,698	1,286,149

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(480,376)	—	(1,185,602)
Class I	—	(53,442)	—	(98,742)
Class S	—	(3,551,747)	—	(1,964,382)
Class S2	—	(34,295)	—	(154,042)
Class T	—	(64)	—	(45)
Net realized gains:
Class ADV	—	(624,974)	—	(2,514,217)
Class I	—	(60,001)	—	(173,051)
Class S	—	(4,425,938)	—	(3,818,232)
Class S2	—	(38,884)	—	(274,735)
Class T	—	(97)	—	(118)

Total distributions	—	(9,269,818)	—	(10,183,166)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,346,713	29,381,597	39,348,247	76,416,530
Reinvestment of distributions	—	9,269,658	—	10,183,002

	11,346,713	38,651,255	39,348,247	86,599,532
Cost of shares redeemed	(14,584,200)	(32,873,389)	(20,038,609)	(54,935,336)

Net increase (decrease) in net assets resulting from capital share transactions	(3,237,487)	5,777,866	19,309,638	31,664,196

Net increase in net assets	4,431,014	1,155,181	29,208,336	22,767,179

NET ASSETS:
Beginning of year or period	176,765,824	175,610,643	192,137,945	169,370,766

End of year or period	$181,196,838	$176,765,824	$221,346,281	$192,137,945

Undistributed net investment income at end of year or period	$5,610,824	$4,534,846	$5,382,114	$4,061,542

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2020 Portfolio		ING Index Solution 2025 Portfolio
	Six Months Ended June 30, 2012	October 3, 2011(1) to December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$109	$20	$1,991,947	$2,880,722
Net realized gain	692	581	7,080,493	9,347,212
Net change in unrealized appreciation (depreciation)	77	545	5,831,869	(16,265,840)

Increase (decrease) in net assets resulting from operations	878	1,146	14,904,309	(4,037,906)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(1,465,834)
Class I	—	—	—	(120,118)
Class S	—	—	—	(1,575,381)
Class S2	—	—	—	(241,916)
Class T	—	—	—	(33)
Net realized gains:
Class ADV	—	—	—	(4,744,698)
Class I	—	—	—	(309,902)
Class S	—	—	—	(4,522,069)
Class S2	—	—	—	(640,160)
Class T	—	—	—	(142)

Total distributions	—	—	—	(13,620,253)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	15,050	65,951,742	92,610,407
Reinvestment of distributions	—	—	—	13,620,078

	—	15,050	65,951,742	106,230,485
Cost of shares redeemed	—	—	(18,835,047)	(48,164,573)

Net increase in net assets resulting from capital share transactions	—	15,050	47,116,695	58,065,912

Net increase in net assets	878	16,196	62,021,004	40,407,753

NET ASSETS:
Beginning of year or period	16,196	—	241,877,410	201,469,657

End of year or period	$17,074	$16,196	$303,898,414	$241,877,410

Undistributed net investment income at end of year or period	$142	$33	$5,876,273	$3,884,326

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2030 Portfolio		ING Index Solution 2035 Portfolio
	Six Months Ended June 30, 2012	October 3, 2011(1) to December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$134	$3	$1,558,550	$1,897,696
Net realized gain	572	806	4,413,076	8,328,871
Net change in unrealized appreciation (depreciation)	307	699	6,617,551	(16,185,990)

Increase (decrease) in net assets resulting from operations	1,013	1,508	12,589,177	(5,959,423)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(1,040,556)
Class I	—	—	—	(81,733)
Class S	—	—	—	(844,847)
Class S2	—	—	—	(140,650)
Class T	—	—	—	(25)
Net realized gains:
Class ADV	—	—	—	(3,907,060)
Class I	—	—	—	(239,422)
Class S	—	—	—	(2,781,469)
Class S2	—	—	—	(423,826)
Class T	—	—	—	(136)

Total distributions	—	—	—	(9,459,724)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	15,050	55,465,398	73,755,852
Reinvestment of distributions	—	—	—	9,459,564

	—	15,050	55,465,398	83,215,416
Cost of shares redeemed	—	—	(16,982,761)	(33,556,723)

Net increase in net assets resulting from capital share transactions	—	15,050	38,482,637	49,658,693

Net increase in net assets	1,013	16,558	51,071,814	34,239,546

NET ASSETS:
Beginning of year or period	16,558	—	179,057,405	144,817,859

End of year or period	$17,571	$16,558	$230,129,219	$179,057,405

Undistributed net investment income at end of year or period	$151	$17	$3,984,335	$2,425,785

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2040 Portfolio		ING Index Solution 2045 Portfolio
	Six Months Ended June 30, 2012	October 3, 2011(1) to December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income (loss)	$116	$(9)	$846,123	$1,079,548
Net realized gain	579	994	2,464,440	3,816,694
Net change in unrealized appreciation (depreciation)	453	790	3,910,738	(9,623,884)

Increase (decrease) in net assets resulting from operations	1,148	1,775	7,221,301	(4,727,642)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(431,721)
Class I	—	—	—	(78,362)
Class S	—	—	—	(364,941)
Class S2	—	—	—	(45,573)
Class T	—	—	—	(14)
Net realized gains:
Class ADV	—	—	—	(1,826,091)
Class I	—	—	—	(250,254)
Class S	—	—	—	(1,326,169)
Class S2	—	—	—	(152,036)
Class T	—	—	—	(110)

Total distributions	—	—	—	(4,475,271)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	15,050	30,383,613	49,044,457
Reinvestment of distributions	—	—	—	4,475,148

	—	15,050	30,383,613	53,519,605
Cost of shares redeemed	—	—	(7,485,523)	(16,873,766)

Net increase in net assets resulting from capital share transactions	—	15,050	22,898,090	36,645,839

Net increase in net assets	1,148	16,825	30,119,391	27,442,926

NET ASSETS:
Beginning of year or period	16,825	—	105,037,364	77,594,438

End of year or period	$17,973	$16,825	$135,156,755	$105,037,364

Undistributed net investment income at end of year or period	$120	$4	$2,129,370	$1,283,247

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2050 Portfolio		ING Index Solution 2055 Portfolio
	Six Months Ended June 30, 2012	October 3, 2011(1) to December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income (loss)	$120	$(10)	$107,254	$60,407
Net realized gain	572	992	124,815	207,784
Net change in unrealized appreciation (depreciation)	406	802	449,725	(670,848)

Increase (decrease) in net assets resulting from operations	1,098	1,784	681,794	(402,657)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(83)
Class I	—	—	—	(260)
Class S	—	—	—	(1,154)
Class S2	—	—	—	(213)
Net realized gains:
Class ADV	—	—	—	(49,164)
Class I	—	—	—	(3,012)
Class S	—	—	—	(24,788)
Class S2	—	—	—	(3,098)
Class T	—	—	—	(36)

Total distributions	—	—	—	(81,808)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	15,050	8,645,623	8,956,279
Reinvestment of distributions	—	—	—	81,772

	—	15,050	8,645,623	9,038,051
Cost of shares redeemed	—	—	(1,202,633)	(1,868,573)

Net increase in net assets resulting from capital share transactions	—	15,050	7,442,990	7,169,478

Net increase in net assets	1,098	16,834	8,124,784	6,685,013

NET ASSETS:
Beginning of year or period	16,834	—	10,415,197	3,730,184

End of year or period	$17,932	$16,834	$18,539,981	$10,415,197

Undistributed net investment income at end of year or period	$123	$3	$179,836	$72,582

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution Income Portfolio
Class ADV
06-30-12	10.42	0.05		0.39	0.44	—	—	—	—	—	10.86	4.22	0.66	0.62	0.62	0.99	27,180	29
12-31-11	10.76	0.14		0.09	0.23	0.25	0.32	—	0.57	—	10.42	2.35	0.62	0.62	0.62	1.46	25,479	78
12-31-10	10.22	0.23	•	0.52	0.75	0.11	0.10	—	0.21	—	10.76	7.37	0.62	0.62	0.62	2.24	19,550	45
12-31-09	9.24	0.12	•	0.89	1.01	0.03	—	—	0.03	—	10.22	11.02	0.62	0.62	0.62	1.26	9,310	51
03-10-08(5) - 12-31-08	10.00	0.26	•	(1.02)	(0.76)	—	—	—	—	—	9.24	(7.60)	0.62	0.62	0.62	3.48	2,543	50
Class I
06-30-12	10.59	0.06		0.41	0.47	—	—	—	—	—	11.06	4.44	0.16	0.12	0.12	1.47	7,546	29
12-31-11	10.90	0.21	•	0.09	0.30	0.29	0.32	—	0.61	—	10.59	2.99	0.12	0.12	0.12	2.01	6,699	78
12-31-10	10.31	0.28	•	0.53	0.81	0.12	0.10	—	0.22	—	10.90	7.96	0.12	0.12	0.12	2.67	1,702	45
12-31-09	9.29	0.16	•	0.90	1.06	0.04	—	—	0.04	—	10.31	11.46	0.12	0.12	0.12	1.66	1,198	51
03-10-08(5) - 12-31-08	10.00	0.17		(0.88)	(0.71)	—	—	—	—	—	9.29	(7.10)	0.12	0.12	0.12	2.16	3	50
Class S
06-30-12	10.51	0.07		0.38	0.45	—	—	—	—	—	10.96	4.28	0.41	0.37	0.37	1.22	142,888	29
12-31-11	10.82	0.19		0.08	0.27	0.26	0.32	—	0.58	—	10.51	2.73	0.37	0.37	0.37	1.64	142,821	78
12-31-10	10.26	0.25	•	0.52	0.77	0.11	0.10	—	0.21	—	10.82	7.61	0.37	0.37	0.37	2.39	153,900	45
12-31-09	9.26	0.20	•	0.84	1.04	0.04	—	—	0.04	—	10.26	11.27	0.37	0.37	0.37	2.01	154,022	51
03-10-08(5) - 12-31-08	10.00	0.39	•	(1.13)	(0.74)	—	—	—	—	—	9.26	(7.40)	0.37	0.37	0.37	5.38	1,606	50
Class S2
06-30-12	10.39	0.06	•	0.38	0.44	—	—	—	—	—	10.83	4.23	0.66	0.52	0.52	1.08	3,580	29
12-31-11	10.75	0.15	•	0.09	0.24	0.28	0.32	—	0.60	—	10.39	2.52	0.62	0.52	0.52	1.46	1,763	78
12-31-10	10.21	0.37	•	0.39	0.76	0.12	0.10	—	0.22	—	10.75	7.54	0.62	0.52	0.52	3.53	455	45
05-28-09(5) - 12-31-09	9.30	0.11	•	0.84	0.95	0.04	—	—	0.04	—	10.21	10.26	0.62	0.52	0.52	1.87	3	51
Class T
06-30-12	10.46	0.04		0.39	0.43	—	—	—	—	—	10.89	4.11	0.91	0.82	0.82	0.68	3	29
12-31-11	10.78	0.13		0.08	0.21	0.21	0.32	—	0.53	—	10.46	2.20	0.87	0.82	0.82	1.19	3	78
12-31-10	10.21	0.20		0.53	0.73	0.06	0.10	—	0.16	—	10.78	7.16	0.87	0.82	0.82	1.95	3	45
12-31-09	9.23	0.08		0.90	0.98	—	—	—	—	—	10.21	10.66	0.87	0.82	0.82	0.79	3	51
03-10-08(5) - 12-31-08	10.00	0.11		(0.88)	(0.77)	—	—	—	—	—	9.23	(7.70)	0.87	0.82	0.82	1.47	3	50

See Accompanying Notes to Financial Statements

18

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution 2015 Portfolio
Class ADV
06-30-12	9.90	0.06	•	0.42	0.48	—	—	—	—	—	10.38	4.85	0.66	0.62	0.62	1.19	88,294	31
12-31-11	10.45	0.14	•	(0.11)	0.03	0.19	0.39	—	0.58	—	9.90	0.53	0.62	0.62	0.62	1.32	71,792	90
12-31-10	9.76	0.22	•	0.61	0.83	0.04	0.10	—	0.14	—	10.45	8.68	0.62	0.62	0.62	2.25	62,077	49
12-31-09	8.43	0.05	•	1.32	1.37	0.04	—	—	0.04	—	9.76	16.28	0.62	0.62	0.62	0.60	35,768	28
03-10-08(5) - 12-31-08	10.00	0.30	•	(1.87)	(1.57)	—	—	—	—	—	8.43	(15.70)	0.62	0.62	0.62	4.34	8,877	39
Class I
06-30-12	10.03	0.08		0.44	0.52	—	—	—	—	—	10.55	5.18	0.16	0.12	0.12	1.54	15,945	31
12-31-11	10.57	0.20	•	(0.13)	0.07	0.22	0.39	—	0.61	—	10.03	1.01	0.12	0.12	0.12	1.91	15,152	90
12-31-10	9.85	0.27	•	0.61	0.88	0.06	0.10	—	0.16	—	10.57	9.11	0.12	0.12	0.12	2.72	4,813	49
12-31-09	8.46	0.10	•	1.33	1.43	0.01	—	—	0.04	—	9.85	16.99	0.12	0.12	0.12	1.05	3,331	28
03-10-08(5) - 12-31-08	10.00	0.26	•	(1.80)	(1.54)	—	—	—	—	—	8.46	(15.40)	0.12	0.12	0.12	3.72	183	39
Class S
06-30-12	9.97	0.06		0.43	0.49	—	—	—	—	—	10.46	4.91	0.41	0.37	0.37	1.28	105,189	31
12-31-11	10.51	0.16		(0.11)	0.05	0.20	0.39	—	0.59	—	9.97	0.80	0.37	0.37	0.37	1.55	98,326	90
12-31-10	9.80	0.25	•	0.61	0.86	0.05	0.10	—	0.15	—	10.51	8.97	0.37	0.37	0.37	2.50	99,941	49
12-31-09	8.45	0.10	•	1.29	1.39	0.04	—	—	0.04	—	9.80	16.50	0.37	0.37	0.37	1.09	70,222	28
03-10-08(5) - 12-31-08	10.00	0.27	•	(1.82)	(1.55)	—	—	—	—	—	8.45	(15.50)	0.37	0.37	0.37	3.92	3,949	39
Class S2
06-30-12	9.86	0.06	•	0.43	0.49	—	—	—	—	—	10.35	4.97	0.66	0.52	0.52	1.18	11,915	31
12-31-11	10.43	0.13	•	(0.09)	0.04	0.22	0.39	—	0.61	—	9.86	0.69	0.62	0.52	0.52	1.25	6,865	90
12-31-10	9.76	0.25	•	0.58	0.83	0.06	0.10	—	0.16	—	10.43	8.68	0.62	0.52	0.52	2.48	2,536	49
05-28-09(5) - 12-31-09	8.52	0.06	•	1.22	1.28	0.04	—	—	0.04	—	9.76	15.11	0.62	0.52	0.52	1.05	3	28
Class T
06-30-12	9.93	0.04		0.43	0.47	—	—	—	—	—	10.40	4.73	0.91	0.82	0.82	0.85	3	31
12-31-11	10.46	0.11		(0.10)	0.01	0.15	0.39	—	0.54	—	9.93	0.38	0.87	0.82	0.82	1.10	3	90
12-31-10	9.76	0.20		0.60	0.80	—	0.10	—	0.10	—	10.46	8.31	0.87	0.82	0.82	2.05	3	49
12-31-09	8.41	0.02		1.33	1.35	—	—	—	—	—	9.76	16.07	0.87	0.82	0.82	0.21	3	28
03-10-08(5) - 12-31-08	10.00	0.09		(1.68)	(1.59)	—	—	—	—	—	8.41	(15.90)	0.87	0.82	0.82	1.12	3	39

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution 2020 Portfolio
Class ADV
06-30-12	10.76	0.06		0.52	0.58	—	—	—	—	—	11.34	5.39	29.07	0.62	0.62	1.12	3	31
10-03-11(5) - 12-31-11	10.00	0.01		0.75	0.76	—	—	—	—	—	10.76	7.60	0.62	0.62	0.62	0.42	3	41
Class I
06-30-12	10.77	0.10		0.50	0.60	—	—	—	—	—	11.37	5.57	28.57	0.12	0.12	1.73	3	31
10-03-11(5) - 12-31-11	10.00	0.02		0.75	0.77	—	—	—	—	—	10.77	7.70	0.12	0.12	0.12	0.90	3	41
Class S
06-30-12	10.76	0.08		0.51	0.59	—	—	—	—	—	11.35	5.48	28.82	0.37	0.37	1.47	3	31
10-03-11(5) - 12-31-11	10.00	0.02		0.74	0.76	—	—	—	—	—	10.76	7.60	0.37	0.37	0.37	0.66	3	41
Class S2
06-30-12	10.76	0.07		0.52	0.59	—	—	—	—	—	11.35	5.48	29.07	0.52	0.52	1.23	3	31
10-03-11(5) - 12-31-11	10.00	0.01		0.75	0.76	—	—	—	—	—	10.76	7.60	0.62	0.52	0.52	0.54	3	41
Class T
06-30-12	10.75	0.05		0.51	0.56	—	—	—	—	—	11.31	5.21	29.32	0.82	0.82	0.94	3	31
10-03-11(5) - 12-31-11	10.00	0.00	*	0.75	0.75	—	—	—	—	—	10.75	7.50	0.87	0.82	0.82	0.18	3	41

ING Index Solution 2025 Portfolio
Class ADV
06-30-12	9.56	0.07	•	0.49	0.56	—	—	—	—	—	10.12	5.86	0.66	0.62	0.62	1.33	142,844	27
12-31-11	10.40	0.12	•	(0.34)	(0.22)	0.15	0.47	—	0.62	—	9.56	(1.75)	0.62	0.62	0.62	1.19	114,181	95
12-31-10	9.36	0.20	•	0.87	1.07	0.01	0.02	—	0.03	—	10.40	11.43	0.62	0.62	0.62	2.12	96,652	48
12-31-09	7.79	—	•	1.60	1.60	0.03	—	—	0.03	—	9.36	20.58	0.62	0.62	0.62	0.04	52,508	15
03-10-08(5) - 12-31-08	10.00	0.28	•	(2.49)	(2.21)	—	—	—	—	—	7.79	(22.10)	0.62	0.62	0.62	4.29	12,557	17
Class I
06-30-12	9.69	0.09	•	0.50	0.59	—	—	—	—	—	10.28	6.09	0.16	0.12	0.12	1.79	19,236	27
12-31-11	10.52	0.16	•	(0.34)	(0.18)	0.18	0.47	—	0.65	—	9.69	(1.24)	0.12	0.12	0.12	1.55	15,692	95
12-31-10	9.44	0.25	•	0.88	1.13	0.03	0.02	—	0.05	—	10.52	11.96	0.12	0.12	0.12	2.63	7,248	48
12-31-09	7.82	0.05	•	1.60	1.65	0.03	—	—	0.03	—	9.44	21.20	0.12	0.12	0.12	0.52	4,105	15
03-10-08(5) - 12-31-08	10.00	0.11		(2.29)	(2.18)	—	—	—	—	—	7.82	(21.80)	0.12	0.12	0.12	1.50	2	17
Class S
06-30-12	9.62	0.06		0.52	0.58	—	—	—	—	—	10.20	6.03	0.41	0.37	0.37	1.48	114,656	27
12-31-11	10.46	0.14	•	(0.34)	(0.20)	0.17	0.47	—	0.64	—	9.62	(1.55)	0.37	0.37	0.37	1.42	98,843	95
12-31-10	9.40	0.22	•	0.88	1.10	0.02	0.02	—	0.04	—	10.46	11.72	0.37	0.37	0.37	2.31	92,770	48
12-31-09	7.80	0.03	•	1.60	1.63	0.03	—	—	0.03	—	9.40	20.97	0.37	0.37	0.37	0.37	48,775	15
03-10-08(5) - 12-31-08	10.00	0.35	•	(2.55)	(2.20)	—	—	—	—	—	7.80	(22.00)	0.37	0.37	0.37	5.36	4,555	17

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution 2025 Portfolio (Continued)
Class S2
06-30-12	9.53	0.07	•	0.50	0.57	—	—	—	—	—	10.10	5.98	0.66	0.52	0.52	1.45	27,160	27
12-31-11	10.40	0.09	•	(0.31)	(0.22)	0.18	0.47	—	0.65	—	9.53	(1.70)	0.62	0.52	0.52	0.93	13,158	95
12-31-10	9.36	0.17	•	0.92	1.09	0.03	0.02	—	0.05	—	10.40	11.63	0.62	0.52	0.52	1.76	4,796	48
05-28-09(5) - 12-31-09	7.90	0.02	•	1.47	1.49	0.03	—	—	0.03	—	9.36	18.96	0.62	0.52	0.52	0.34	4	15
Class T
06-30-12	9.55	0.05		0.50	0.55	—	—	—	—	—	10.10	5.76	0.91	0.82	0.82	1.03	3	27
12-31-11	10.37	0.10		(0.34)	(0.24)	0.11	0.47	—	0.58	—	9.55	(1.93)	0.87	0.82	0.82	0.97	3	95
12-31-10	9.36	0.18		0.85	1.03	—	0.02	—	0.02	—	10.37	10.99	0.87	0.82	0.82	1.90	3	48
12-31-09	7.78	(0.02)		1.60	1.58	—	—	—	—	—	9.36	20.31	0.87	0.82	0.82	(0.25)	3	15
03-10-08(5) - 12-31-08	10.00	0.06		(2.28)	(2.22)	—	—	—	—	—	7.78	(22.20)	0.87	0.82	0.82	0.80	2	17

ING Index Solution 2030 Portfolio
Class ADV
06-30-12	11.00	0.08		0.59	0.67	—	—	—	—	—	11.67	6.09	28.13	0.62	0.62	1.36	4	22
10-03-11(5) - 12-31-11	10.00	(0.00	)*	1.00	1.00	—	—	—	—	—	11.00	10.00	0.62	0.62	0.62	(0.00)*	3	50
Class I
06-30-12	11.01	0.11		0.58	0.69	—	—	—	—	—	11.70	6.27	27.63	0.12	0.12	1.86	4	22
10-03-11(5) - 12-31-11	10.00	0.01		1.00	1.01	—	—	—	—	—	11.01	10.10	0.12	0.12	0.12	0.46	3	50
Class S
06-30-12	11.00	0.09		0.59	0.68	—	—	—	—	—	11.68	6.18	27.88	0.37	0.37	1.61	4	22
10-03-11(5) - 12-31-11	10.00	0.00	*	1.00	1.00	—	—	—	—	—	11.00	10.00	0.37	0.37	0.37	0.17	3	50
Class S2
06-30-12	11.00	0.08		0.60	0.68	—	—	—	—	—	11.68	6.18	28.13	0.52	0.52	1.46	4	22
10-03-11(5) - 12-31-11	10.00	0.00	*	1.00	1.00	—	—	—	—	—	11.00	10.00	0.62	0.52	0.52	0.11	3	50
Class T
06-30-12	10.99	0.07		0.58	0.65	—	—	—	—	—	11.64	5.91	28.38	0.82	0.82	1.16	4	22
10-03-11(5) - 12-31-11	10.00	(0.01)		1.00	0.99	—	—	—	—	—	10.99	9.90	0.87	0.82	0.82	(0.29)	3	50

ING Index Solution 2035 Portfolio
Class ADV
06-30-12	9.30	0.07	•	0.56	0.63	—	—	—	—	—	9.93	6.77	0.66	0.62	0.62	1.36	116,540	22
12-31-11	10.27	0.11	•	(0.51)	(0.40)	0.12	0.45	—	0.57	—	9.30	(3.46)	0.62	0.62	0.62	1.06	94,263	100
12-31-10	9.14	0.18	•	0.97	1.15	—	0.02	—	0.02	—	10.27	12.56	0.62	0.62	0.62	1.91	77,135	45
12-31-09	7.45	(0.02	)•	1.74	1.72	0.03	—	—	0.03	—	9.14	23.19	0.62	0.62	0.62	(0.22)	41,570	14
03-10-08(5) - 12-31-08	10.00	0.33	•	(2.88)	(2.55)	—	—	—	—	—	7.45	(25.50)	0.62	0.62	0.62	5.29	9,139	19

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution 2035 Portfolio (Continued)
Class I
06-30-12	9.43	0.09	•	0.57	0.66	—	—	—	—	—	10.09	7.00	0.16	0.12	0.12	1.88	14,069	22
12-31-11	10.40	0.14	•	(0.51)	(0.37)	0.15	0.45	—	0.60	—	9.43	(3.06)	0.12	0.12	0.12	1.43	11,109	100
12-31-10	9.22	0.23	•	0.98	1.21	0.01	0.02	—	0.03	—	10.40	13.10	0.12	0.12	0.12	2.40	5,521	45
12-31-09	7.48	0.02	•	1.76	1.78	0.04	—	—	0.04	—	9.22	23.81	0.12	0.12	0.12	0.25	1,947	14
03-10-08(5) - 12-31-08	10.00	0.24	•	(2.76)	(2.52)	—	—	—	—	—	7.48	(25.20)	0.12	0.12	0.12	3.87	170	19
Class S
06-30-12	9.37	0.06		0.58	0.64	—	—	—	—	—	10.01	6.83	0.41	0.37	0.37	1.55	75,838	22
12-31-11	10.34	0.13	•	(0.51)	(0.38)	0.14	0.45	—	0.59	—	9.37	(3.26)	0.37	0.37	0.37	1.30	64,863	100
12-31-10	9.18	0.20	•	0.98	1.18	—	0.02	—	0.02	—	10.34	12.89	0.37	0.37	0.37	2.15	58,656	45
12-31-09	7.47	0.00	*•	1.75	1.75	0.04	—	—	0.04	—	9.18	23.42	0.37	0.37	0.37	0.05	25,008	14
03-10-08(5) - 12-31-08	10.00	0.37	•	(2.90)	(2.53)	—	—	—	—	—	7.47	(25.30)	0.37	0.37	0.37	6.06	4,038	19
Class S2
06-30-12	9.29	0.08	•	0.56	0.64	—	—	—	—	—	9.93	6.89	0.66	0.52	0.52	1.59	23,679	22
12-31-11	10.29	0.07	•	(0.47)	(0.40)	0.15	0.45	—	0.60	—	9.29	(3.44)	0.62	0.52	0.52	0.71	8,819	100
12-31-10	9.15	0.11	•	1.06	1.17	0.01	0.02	—	0.03	—	10.29	12.76	0.62	0.52	0.52	1.11	3,503	45
05-28-09(5) - 12-31-09	7.60	—	•	1.59	1.59	0.04	—	—	0.04	—	9.15	20.94	0.62	0.52	0.52	(0.01)	4	14
Class T
06-30-12	9.29	0.05		0.56	0.61	—	—	—	—	—	9.90	6.57	0.91	0.82	0.82	1.11	3	22
12-31-11	10.24	0.09		(0.51)	(0.42)	0.08	0.45	—	0.53	—	9.29	(3.69)	0.87	0.82	0.82	0.88	3	100
12-31-10	9.14	0.17		0.95	1.12	—	0.02	—	0.02	—	10.24	12.23	0.87	0.82	0.82	1.82	3	45
12-31-09	7.44	(0.04)		1.74	1.70	—	—	—	—	—	9.14	22.85	0.87	0.82	0.82	(0.48)	3	14
03-10-08(5) - 12-31-08	10.00	0.05		(2.61)	(2.56)	—	—	—	—	—	7.44	(25.60)	0.87	0.82	0.82	0.64	2	19

ING Index Solution 2040 Portfolio
Class ADV
06-30-12	11.18	0.07		0.68	0.75	—	—	—	—	—	11.93	6.71	27.52	0.62	0.62	1.14	4	16
10-03-11(5) - 12-31-11	10.00	(0.01)		1.19	1.18	—	—	—	—	—	11.18	11.80	0.62	0.62	0.62	(0.32)	3	56
Class I
06-30-12	11.19	0.10		0.68	0.78	—	—	—	—	—	11.97	6.97	27.02	0.12	0.12	1.64	4	16
10-03-11(5) - 12-31-11	10.00	0.00	*	1.19	1.19	—	—	—	—	—	11.19	11.90	0.12	0.12	0.12	0.11	3	56
Class S
06-30-12	11.18	0.08		0.69	0.77	—	—	—	—	—	11.95	6.89	27.27	0.37	0.37	1.39	4	16
10-03-11(5) - 12-31-11	10.00	(0.00	)*	1.18	1.18	—	—	—	—	—	11.18	11.80	0.37	0.37	0.37	(0.18)	3	56

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution 2040 Portfolio (Continued)
Class S2
06-30-12	11.18	0.07		0.69	0.76	—	—	—	—	—	11.94	6.80	27.52	0.52	0.52	1.24	4	16
10-03-11(5) - 12-31-11	10.00	(0.01)		1.19	1.18	—	—	—	—	—	11.18	11.80	0.62	0.52	0.52	(0.21)	3	56
Class T
06-30-12	11.17	0.06		0.68	0.74	—	—	—	—	—	11.91	6.62	27.77	0.82	0.82	0.94	4	16
10-03-11(5) - 12-31-11	10.00	(0.02)		1.19	1.17	—	—	—	—	—	11.17	11.70	0.87	0.82	0.82	(0.57)	3	56

ING Index Solution 2045 Portfolio
Class ADV
06-30-12	9.18	0.06	•	0.56	0.62	—	—	—	—	—	9.80	6.75	0.66	0.62	0.62	1.25	66,849	16
12-31-11	10.12	0.10	•	(0.58)	(0.48)	0.09	0.37	—	0.46	—	9.18	(4.48)	0.62	0.62	0.62	1.01	52,209	102
12-31-10	8.92	0.16	•	1.06	1.22	—	0.02	—	0.02	—	10.12	13.73	0.62	0.62	0.62	1.71	39,799	45
12-31-09	7.11	(0.04	)•	1.88	1.84	0.03	—	—	0.03	—	8.92	25.89	0.62	0.62	0.62	(0.48)	18,520	22
03-10-08(5) - 12-31-08	10.00	0.24	•	(3.13)	(2.89)	—	—	—	—	—	7.11	(28.90)	0.62	0.62	0.62	3.81	3,069	12
Class I
06-30-12	9.34	0.09	•	0.56	0.65	—	—	—	—	—	9.99	6.96	0.16	0.12	0.12	1.76	11,878	16
12-31-11	10.26	0.15	•	(0.59)	(0.44)	0.11	0.37	—	0.48	—	9.34	(3.92)	0.12	0.12	0.12	1.50	9,152	102
12-31-10	9.00	0.19	•	1.09	1.28	—	0.02	—	0.02	—	10.26	14.28	0.12	0.12	0.12	2.03	6,553	45
12-31-09	7.14	0.00	*•	1.89	1.89	0.03	—	—	0.03	—	9.00	26.53	0.12	0.12	0.12	0.00	1,143	22
03-10-08(5) - 12-31-08	10.00	0.20	•	(3.06)	(2.86)	—	—	—	—	—	7.14	(28.60)	0.12	0.12	0.12	3.32	115	12
Class S
06-30-12	9.27	0.06		0.57	0.63	—	—	—	—	—	9.90	6.80	0.41	0.37	0.37	1.46	45,588	16
12-31-11	10.19	0.13	•	(0.58)	(0.45)	0.10	0.37	—	0.47	—	9.27	(4.09)	0.37	0.37	0.37	1.27	38,266	102
12-31-10	8.97	0.18	•	1.06	1.24	—	0.02	—	0.02	—	10.19	13.88	0.37	0.37	0.37	1.93	29,555	45
12-31-09	7.13	(0.02	)•	1.89	1.87	0.03	—	—	0.03	—	8.97	26.26	0.37	0.37	0.37	(0.23)	12,040	22
03-10-08(5) - 12-31-08	10.00	0.28	•	(3.15)	(2.87)	—	—	—	—	—	7.13	(28.70)	0.37	0.37	0.37	4.44	1,772	12
Class S2
06-30-12	9.19	0.06	•	0.56	0.62	—	—	—	—	—	9.81	6.75	0.66	0.52	0.52	1.33	10,839	16
12-31-11	10.14	0.08	•	(0.55)	(0.47)	0.11	0.37	—	0.48	—	9.19	(4.32)	0.62	0.52	0.52	0.87	5,408	102
12-31-10	8.93	0.07	•	1.16	1.23	—	0.02	—	0.02	—	10.14	13.83	0.62	0.52	0.52	0.71	1,684	45
05-28-09(5) - 12-31-09	7.29	(0.02	)•	1.69	1.67	0.03	—	—	0.03	—	8.93	22.97	0.62	0.52	0.52	(0.35)	4	22

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution 2045 Portfolio (Continued)
Class T
06-30-12	9.18	0.05		0.56	0.61	—		—	—	—	—	9.79	6.64	0.91	0.82	0.82	0.99	3	16
12-31-11	10.09	0.08		(0.57)	(0.49)	0.05		0.37	—	0.42	—	9.18	(4.61)	0.87	0.82	0.82	0.86	3	102
12-31-10	8.92	0.16		1.03	1.19	—		0.02	—	0.02	—	10.09	13.40	0.87	0.82	0.82	1.75	3	45
12-31-09	7.10	(0.06)		1.88	1.82	—		—	—	—	—	8.92	25.64	0.87	0.82	0.82	(0.74)	3	22
03-10-08(5) - 12-31-08	10.00	0.03		(2.93)	(2.90)	—		—	—	—	—	7.10	(29.00)	0.87	0.82	0.82	0.47	2	12

ING Index Solution 2050 Portfolio
Class ADV
06-30-12	11.18	0.07		0.66	0.73	—		—	—	—	—	11.91	6.53	27.52	0.62	0.62	1.18	4	15
10-03-11(5) - 12-31-11	10.00	(0.01)		1.19	1.18	—		—	—	—	—	11.18	11.80	0.62	0.62	0.62	(0.36)	3	55
Class I
06-30-12	11.19	0.10		0.66	0.76	—		—	—	—	—	11.95	6.79	27.02	0.12	0.12	1.69	4	15
10-03-11(5) - 12-31-11	10.00	0.00	*	1.19	1.19	—		—	—	—	—	11.19	11.90	0.12	0.12	0.12	0.10	3	55
Class S
06-30-12	11.19	0.09		0.64	0.73	—		—	—	—	—	11.92	6.52	27.27	0.37	0.37	1.44	4	15
10-03-11(5) - 12-31-11	10.00	(0.01)		1.20	1.19	—		—	—	—	—	11.19	11.90	0.37	0.37	0.37	(0.21)	3	55
Class S2
06-30-12	11.19	0.08		0.64	0.72	—		—	—	—	—	11.91	6.43	27.52	0.52	0.52	1.28	4	15
10-03-11(5) - 12-31-11	10.00	(0.01)		1.20	1.19	—		—	—	—	—	11.19	11.90	0.62	0.52	0.52	(0.24)	3	55
Class T
06-30-12	11.18	0.06		0.65	0.71	—		—	—	—	—	11.89	6.35	27.77	0.82	0.82	0.99	4	15
10-03-11(5) - 12-31-11	10.00	(0.02)		1.20	1.18	—		—	—	—	—	11.18	11.80	0.87	0.82	0.82	(0.62)	3	55

ING Index Solution 2055 Portfolio
Class ADV
06-30-12	10.57	0.07	•	0.63	0.70	—		—	—	—	—	11.27	6.62	0.65	0.62	0.62	1.30	9,063	18
12-31-11	11.19	0.09	•	(0.59)	(0.50)	0.00	*	0.12	—	0.12	—	10.57	(4.40)	0.62	0.62	0.62	0.81	5,676	135
03-08-10(5) - 12-31-10	10.00	—		1.19	1.19	—		—	—	—	—	11.19	11.90	0.62	0.62	0.62	(0.06)	2,381	80
Class I
06-30-12	10.66	0.10	•	0.64	0.74	—		—	—	—	—	11.40	6.94	0.15	0.12	0.12	1.85	1,234	18
12-31-11	11.24	0.10	•	(0.55)	(0.45)	0.01		0.12	—	0.13	—	10.66	(3.93)	0.12	0.12	0.12	0.91	618	135
03-08-10(5) - 12-31-10	10.00	0.26		0.98	1.24	—		—	—	—	—	11.24	12.40	0.12	0.12	0.12	3.32	46	80

See Accompanying Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Index Solution 2055 Portfolio (Continued)
Class S
06-30-12	10.61	0.09	•	0.64	0.73	—	—	—	—	—	11.34	6.88	0.40	0.37	0.37	1.56	5,377	18
12-31-11	11.21	0.12	•	(0.59)	(0.47)	0.01	0.12	—	0.13	—	10.61	(4.17)	0.37	0.37	0.37	1.13	3,385	135
03-08-10(5) - 12-31-10	10.00	0.01		1.20	1.21	—	—	—	—	—	11.21	12.10	0.37	0.37	0.37	0.19	1,209	80
Class S2
06-30-12	10.58	0.09	•	0.62	0.71	—	—	—	—	—	11.29	6.71	0.65	0.52	0.52	1.67	2,864	18
12-31-11	11.20	0.05	•	(0.54)	(0.49)	0.01	0.12	—	0.13	—	10.58	(4.32)	0.62	0.52	0.52	0.43	733	135
03-08-10(5) - 12-31-10	10.00	0.05	•	1.15	1.20	—	—	—	—	—	11.20	12.00	0.62	0.52	0.52	0.54	91	80
Class T
06-30-12	10.53	0.06		0.63	0.69	—	—	—	—	—	11.22	6.55	0.90	0.82	0.82	1.00	3	18
12-31-11	11.17	0.10		(0.62)	(0.52)	—	0.12	—	0.12	—	10.53	(4.59)	0.87	0.82	0.82	0.86	3	135
03-08-10(5) - 12-31-10	10.00	0.19		0.98	1.17	—	—	—	—	—	11.17	11.70	0.87	0.82	0.82	2.28	3	80

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of forty-three active separate investment series. The ten Portfolios included in this report are: ING Index Solution Income Portfolio (“Index Solution Income”), ING Index Solution 2015 Portfolio (“Index Solution 2015”), ING Index Solution 2020 Portfolio (“Index Solution 2020”), ING Index Solution 2025 Portfolio (“Index Solution 2025”), ING Index Solution 2030 Portfolio (“Index Solution 2030”), ING Index Solution 2035 Portfolio (“Index Solution 2035”), ING Index Solution 2040 Portfolio (“Index Solution 2040”), ING Index Solution 2045 Portfolio (“Index Solution 2045”), ING Index Solution 2050 Portfolio (“Index Solution 2050”) and ING Index Solution 2055 Portfolio (“Index Solution 2055”) (each, a “Portfolio” and collectively, the “Portfolios”). With the exception of Index Solution Income, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). When Index Solution 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Portfolios reach their respective Target Date, they may be combined with the Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”). The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

The Portfolios offer the following five classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC serves as the consultant (“IIM” or the “Consultant”) to the Investment Adviser. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Consultant, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to-day operations, and loss of key employees or customers. A

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of the entity. A change of control would result in the termination of the Portfolios’ advisory agreement, which would trigger the necessity for new agreement that would require approval of the Board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

Each Portfolio seeks to achieve its investment objective by investing primarily in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in Underlying Funds and securities are recorded at their estimated fair value, as described below. The valuations of the Portfolios’ investments in Underlying Funds are based on the NAVs of the Underlying Funds each business day. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.

Investments in securities held in the Portfolios or the Underlying Funds maturing in 60 days or less are valued at amortized cost which generally approximates fair value. Securities prices may be obtained from automated pricing services. Investments in equity securities held by the Portfolios or the Underlying Funds and traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at the net asset value (“NAV”).

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (the “Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolios calculate their next NAV may also be valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by e Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement data. Each investment asset or liability of the Portfolios is assigned a level at

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the investment adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.

The Portfolios classify each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the six months ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders.

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios each have entered into an investment management agreement with the Investment Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets.

DSL pays the Consultant a consulting fee of 0.03% based on the average daily net assets of each Portfolio.

The Consultant will provide strategic and tactical asset allocation analysis to the Investment Adviser. The Investment Adviser has set up an Investment Committee made up of a team of professionals to consider, review and implement the commendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of the Investment Adviser quarterly or as warranted by market conditions.

Effective May 1, 2012, under an Administrative Services Agreement, IFS acts as an administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each of the Portfolios a fee at an annual rate of 0.10% based on the average daily net assets of each Portfolio.

Prior to May 1, 2012, under an Administrative Services Agreement between the Portfolios and IFS, IFS provided all administrative services necessary for the Portfolios’ operations and was responsible for the supervision of the Portfolios’ other service providers. IFS also assumed all ordinary recurring direct costs of the Portfolios, such as custodian fees, director fees, transfer agency fees and accounting fees. As compensation for these services, IFS received a monthly fee from each portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2012 the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Index Solution Income	$52,503,049	$54,619,601
Index Solution 2015	86,803,308	66,171,022
Index Solution 2020	5,103	7,376
Index Solution 2025	124,412,450	75,294,419
Index Solution 2030	3,765	6,014
Index Solution 2035	85,870,627	45,754,056
Index Solution 2040	2,799	5,080
Index Solution 2045	43,560,780	19,573,442
Index Solution 2050	2,602	4,863
Index Solution 2055	10,194,355	2,643,725

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV, S2 and T of the Portfolios have adopted a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby IID is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the 12b-1 Plans each Portfolio makes payments to IID at an annual rate of 0.25%, 0.25% and 0.50% of each Portfolio’s average

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. The Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%.

The Company has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to IID which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2012, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Note 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Index Solution Income	$14,591	$14,590	$40,673	$69,854
Index Solution 2015	17,749	17,749	60,230	95,728
Index Solution 2020	2	1	6	9
Index Solution 2025	23,989	23,990	87,384	135,363
Index Solution 2030	1	2	5	8
Index Solution 2035	18,130	18,130	68,202	104,462
Index Solution 2040	1	2	5	8
Index Solution 2045	10,550	10,551	38,359	59,460
Index Solution 2050	1	2	5	8
Index Solution 2055	1,426	1,425	5,410	8,261

The Company has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

At June 30, 2012, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Life Insurance and Annuity Company	Index Solution 2015	69.70%
	Index Solution 2025	83.75%
	Index Solution 2035	86.29%
	Index Solution 2045	89.50%
	Index Solution 2055	89.73%
	Index Solution Income	27.77%

ING National Trust	Index Solution 2015	28.46%
	Index Solution 2025	14.69%
	Index Solution 2035	12.22%
	Index Solution 2045	9.51%
	Index Solution 2055	10.18%
	Index Solution Income	71.28%

ReliaStar Life Insurance Company	Index Solution 2020	99.67%
	Index Solution 2030	99.67%
	Index Solution 2040	99.67%
	Index Solution 2050	99.67%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Index Solution Income	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2015	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2020	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2025	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2030	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2035	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2040	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2045	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2050	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2055	0.62%	0.12%	0.37%	0.52%	0.82%

(1)

The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of a particular Underlying Fund.

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2012, the Portfolios did not have any waived or reimbursed fees subject to recoupment.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from manager on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The Portfolios did not utilize the line of credit during the six months ended June 30, 2012.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
6/30/2012	583,129	—	—	(525,499)	57,630	6,287,423	—	—	(5,673,885)	613,538
12/31/2011	1,196,635	—	110,424	(679,783)	627,276	12,667,404	—	1,105,350	(7,335,466)	6,437,288
Class I
6/30/2012	82,093	—	—	(32,696)	49,397	893,640	—	—	(358,840)	534,800
12/31/2011	482,116	—	11,188	(16,536)	476,768	5,014,954	—	113,443	(178,390)	4,950,007
Class S
6/30/2012	216,357	—	—	(777,036)	(560,679)	2,330,505	—	—	(8,430,380)	(6,099,875)
12/31/2011	880,036	—	791,437	(2,296,180)	(624,707)	9,445,397	—	7,977,685	(24,386,506)	(6,963,424)
Class S2
6/30/2012	171,927	—	—	(11,269)	160,658	1,835,145	—	—	(121,096)	1,714,049
12/31/2011	213,607	—	7,333	(93,542)	127,398	2,253,842	—	73,180	(973,027)	1,353,995
Class T
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/31/2011	—	—	—	—	—	—	—	—	—	—

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2015
Class ADV
6/30/2012	2,168,302	—	—	(914,039)	1,254,263	22,249,602	—	—	(9,500,696)	12,748,906
12/31/2011	2,686,178	—	390,276	(1,765,705)	1,310,749	27,520,272	—	3,699,818	(18,244,941)	12,975,149
Class I
6/30/2012	207,896	—	—	(206,157)	1,739	2,176,989	—	—	(2,175,299)	1,690
12/31/2011	1,181,117	—	28,341	(154,626)	1,054,832	11,810,545	—	271,793	(1,638,377)	10,443,961
Class S
6/30/2012	876,047	—	—	(688,437)	187,610	9,098,487	—	—	(7,175,835)	1,922,652
12/31/2011	2,581,560	—	606,780	(2,834,014)	354,326	26,603,918	—	5,782,614	(28,916,896)	3,469,636
Class S2
6/30/2012	570,872	—	—	(115,395)	455,477	5,823,170	—	—	(1,186,779)	4,636,391
12/31/2011	1,028,430	—	45,421	(620,927)	452,924	10,481,795	—	428,777	(6,135,122)	4,775,450
Class T
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/31/2011	—	—	—	—	—	—	—	—	—	—
Index Solution 2020
Class ADV
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class I
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class S
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class S2
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class T
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Index Solution 2025
Class ADV
6/30/2012	3,352,668	—	—	(1,186,057)	2,166,611	33,786,276	—	—	(12,106,269)	21,680,007
12/31/2011	3,846,668	—	689,293	(1,885,075)	2,650,886	38,798,031	—	6,210,532	(19,479,419)	25,529,144

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2025 (continued)
Class I
6/30/2012	330,671	—	—	(80,075)	250,596	3,399,878	—	—	(819,784)	2,580,094
12/31/2011	1,116,002	—	47,151	(232,424)	930,729	10,781,454	—	430,020	(2,426,290)	8,785,184
Class S
6/30/2012	1,381,857	—	—	(415,790)	966,067	14,082,620	—	—	(4,228,091)	9,854,529
12/31/2011	2,665,344	—	672,266	(1,936,571)	1,401,039	27,321,229	—	6,097,450	(19,405,976)	14,012,703
Class S2
6/30/2012	1,475,071	—	—	(165,761)	1,309,310	14,682,969	—	—	(1,680,902)	13,002,067
12/31/2011	1,535,051	—	98,227	(713,855)	919,423	15,709,693	—	882,076	(6,852,888)	9,738,881
Class T
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/31/2011	—	—	—	—	—	—	—	—	—	—
Index Solution 2030
Class ADV
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class I
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class S
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class S2
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class T
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Index Solution 2035
Class ADV
6/30/2012	2,574,195	—	—	(970,154)	1,604,041	25,472,663	—	—	(9,745,904)	15,726,759
12/31/2011	3,454,322	—	571,319	(1,400,984)	2,624,657	34,192,444	—	4,947,617	(13,819,097)	25,320,964
Class I
6/30/2012	260,457	—	—	(44,356)	216,101	2,632,342	—	—	(440,771)	2,191,571
12/31/2011	761,587	—	36,619	(151,504)	646,702	7,213,861	—	321,154	(1,621,774)	5,913,241
Class S
6/30/2012	1,093,250	—	—	(442,523)	650,727	10,940,791	—	—	(4,441,528)	6,499,263
12/31/2011	2,206,944	—	415,862	(1,375,078)	1,247,728	21,781,621	—	3,626,317	(13,419,667)	11,988,271

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2035 (continued)
Class S2
6/30/2012	1,674,968	—	—	(238,486)	1,436,482	16,419,602	—	—	(2,354,557)	14,065,045
12/31/2011	1,038,490	—	65,258	(495,467)	608,281	10,567,926	—	564,476	(4,696,185)	6,436,217
Class T
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/31/2011	—	—	—	—	—	—	—	—	—	—
Index Solution 2040
Class ADV
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class I
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class S
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class S2
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class T
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Index Solution 2045
Class ADV
6/30/2012	1,533,797	—	—	(396,431)	1,137,366	15,031,631	—	—	(3,924,324)	11,107,307
12/31/2011	2,260,554	—	264,381	(775,175)	1,749,760	22,319,219	—	2,257,813	(7,420,483)	17,156,549
Class I
6/30/2012	249,061	—	—	(39,984)	209,077	2,503,656	—	—	(405,100)	2,098,556
12/31/2011	479,135	—	37,903	(175,865)	341,173	4,618,021	—	328,616	(1,810,942)	3,135,695
Class S
6/30/2012	690,786	—	—	(215,037)	475,749	6,852,259	—	—	(2,116,834)	4,735,425
12/31/2011	1,681,121	—	196,412	(647,879)	1,229,654	16,776,009	—	1,691,110	(6,311,817)	12,155,302
Class S2
6/30/2012	621,641	—	—	(105,100)	516,541	5,996,066	—	—	(1,039,266)	4,956,800
12/31/2011	537,977	—	23,139	(138,665)	422,451	5,331,208	—	197,609	(1,330,524)	4,198,293
Class T
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/31/2011	—	—	—	—	—	—	—	—	—	—

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2050
Class ADV
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class I
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class S
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class S2
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Class T
6/30/2012	—	—	—	—	—	—	—	—	—	—
10/3/2011(1) -
12/31/2011	301	—	—	—	301	3,010	—	—	—	3,010
Index Solution 2055
Class ADV
6/30/2012	330,153	—	—	(63,429)	266,724	3,731,323	—	—	(725,364)	3,005,959
12/31/2011	416,830	—	5,010	(97,598)	324,242	4,621,700	—	49,247	(1,071,208)	3,599,739
Class I
6/30/2012	61,621	—	—	(11,364)	50,257	697,515	—	—	(127,447)	570,068
12/31/2011	59,892	—	331	(6,383)	53,840	662,750	—	3,272	(73,293)	592,729
Class S
6/30/2012	171,759	—	—	(16,528)	155,231	1,957,125	—	—	(185,733)	1,771,392
12/31/2011	266,748	—	2,631	(58,208)	211,171	2,956,155	—	25,942	(661,562)	2,320,535
Class S2
6/30/2012	199,063	—	—	(14,747)	184,316	2,259,660	—	—	(164,088)	2,095,572
12/31/2011	66,694	—	337	(5,821)	61,210	715,673	—	3,311	(62,510)	656,474
Class T
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/31/2011	—	—	—	—	—	—	—	—	—	—

(1)	Commencement of operations.

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2012. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2011 was as follows:

	Ordinary Income	Long-Term Capital Gains
Index Solution Income	$6,622,900	$2,646,918
Index Solution 2015	5,780,585	4,402,581
Index Solution 2025	4,403,002	9,217,251
Index Solution 2035	2,413,802	7,045,922
Index Solution 2045	1,290,343	3,184,928
Index Solution 2055	81,808	—

The tax-basis components of distributable earnings as of December 31, 2011 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Solution Income	$4,535,433	$6,207,506	$1,203,775
Index Solution 2015	4,062,058	6,761,153	(1,663,824)
Index Solution 2020	618	4	537
Index Solution 2025	3,884,907	8,176,764	(1,833,713)
Index Solution 2030	824	4	694
Index Solution 2035	2,426,203	7,683,920	(3,515,207)
Index Solution 2040	996	3	789
Index Solution 2045	1,283,469	3,617,939	(2,455,097)
Index Solution 2050	993	2	802
Index Solution 2055	255,068	27,978	(380,943)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2012, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgements by the Adviser or Consultant. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards (“IFRSs”). The ASU is

effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2012, management of the Portfolios is currently assessing the potential impact to financial statement disclosure, that may result from adopting this ASU.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.2607	$—	$0.3755	August 8, 2012	August 6, 2012
Class I	$0.3041	$—	$0.3755	August 8, 2012	August 6, 2012
Class S	$0.2750	$—	$0.3755	August 8, 2012	August 6, 2012
Class S2	$0.2900	$—	$0.3755	August 8, 2012	August 6, 2012
Class T	$0.2276	$—	$0.3755	August 8, 2012	August 6, 2012
Index Solution 2015
Class ADV	$0.1791	$—	$0.3112	August 8, 2012	August 6, 2012
Class I	$0.2152	$—	$0.3112	August 8, 2012	August 6, 2012
Class S	$0.1890	$—	$0.3112	August 8, 2012	August 6, 2012
Class S2	$0.1943	$—	$0.3112	August 8, 2012	August 6, 2012
Class T	$0.1425	$—	$0.3112	August 8, 2012	August 6, 2012
Index Solution 2025
Class ADV	$0.1168	$—	$0.2646	August 8, 2012	August 6, 2012
Class I	$0.1522	$—	$0.2646	August 8, 2012	August 6, 2012
Class S	$0.1304	$—	$0.2646	August 8, 2012	August 6, 2012
Class S2	$0.1361	$—	$0.2646	August 8, 2012	August 6, 2012
Class T	$0.0788	$—	$0.2646	August 8, 2012	August 6, 2012
Index Solution 2035
Class ADV	$0.0917	$—	$0.3206	August 8, 2012	August 6, 2012
Class I	$0.1273	$—	$0.3206	August 8, 2012	August 6, 2012
Class S	$0.1072	$—	$0.3206	August 8, 2012	August 6, 2012
Class S2	$0.1150	$—	$0.3206	August 8, 2012	August 6, 2012
Class T	$0.0544	$—	$0.3206	August 8, 2012	August 6, 2012
Index Solution 2045
Class ADV	$0.0813	$—	$0.2563	August 8, 2012	August 6, 2012
Class I	$0.1152	$—	$0.2563	August 8, 2012	August 6, 2012
Class S	$0.0964	$—	$0.2563	August 8, 2012	August 6, 2012
Class S2	$0.1024	$—	$0.2563	August 8, 2012	August 6, 2012
Class T	$0.0428	$—	$0.2563	August 8, 2012	August 6, 2012
Index Solution 2055
Class ADV	$0.0298	$0.0977	$0.0149	August 8, 2012	August 6, 2012
Class I	$0.0527	$0.0977	$0.0149	August 8, 2012	August 6, 2012
Class S	$0.0442	$0.0977	$0.0149	August 8, 2012	August 6, 2012
Class S2	$0.0482	$0.0977	$0.0149	August 8, 2012	August 6, 2012
Class T	$—	$0.0977	$0.0149	August 8, 2012	August 6, 2012

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

37

ING INDEX SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 7.0%
69,464	iShares iBoxx $ High Yield Corporate Bond Fund	$6,336,506	3.5
160,371	SPDR Barclays Capital High Yield Bond ETF	6,328,240	3.5
	Total Exchange-Traded Funds (Cost $12,690,908)	12,664,746	7.0

MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 93.0%
1,258,231	ING International Index Portfolio - Class I	9,310,910	5.1
1,285,121	ING RussellTM Mid Cap Index Portfolio - Class I	14,740,340	8.1
9,463,915	ING U.S. Bond Index Portfolio - Class I	104,008,428	57.4

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
3,554,637	ING U.S. Stock Index Portfolio - Class I	$40,487,310	22.4
	Total Mutual Funds (Cost $165,337,956)	168,546,988	93.0

	Total Investments in Securities (Cost $178,028,864)	$181,211,734	100.0
	Liabilities in Excess of Other Assets	(14,896)	—

	Net Assets	$181,196,838	100.0

Cost for federal income tax purposes is $178,569,947.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,815,444
Gross Unrealized Depreciation	(1,173,657)

Net Unrealized Appreciation	$2,641,787

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,664,746	$—	$—	$12,664,746
Mutual Funds	168,546,988	—	—	168,546,988

Total Investments, at fair value	$181,211,734	$—	$—	$181,211,734

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

38

ING INDEX SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 7.0%
83,940	iShares iBoxx $ High Yield Corporate Bond Fund	$7,657,007	3.5
196,627	SPDR Barclays Capital High Yield Bond ETF	7,758,901	3.5
	Total Exchange-Traded Funds (Cost $15,439,981)	15,415,908	7.0

MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 93.0%
215,610	ING Emerging Markets Index Portfolio - Class I	2,274,690	1.0
2,756,885	ING International Index Portfolio - Class I	20,400,946	9.2
1,759,909	ING RussellTM Mid Cap Index Portfolio - Class I	20,186,153	9.1
375,187	ING RussellTM Small Cap Index Portfolio - Class I	4,498,492	2.0
9,534,509	ING U.S. Bond Index Portfolio - Class I	104,784,255	47.4

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
4,720,386	ING U.S. Stock Index Portfolio - Class I	$53,765,192	24.3
	Total Mutual Funds (Cost $203,455,326)	205,909,728	93.0

	Total Investments in Securities (Cost $218,895,307)	$221,325,636	100.0
	Assets in Excess of Other Liabilities	20,645	—

	Net Assets	$221,346,281	100.0

Cost for federal income tax purposes is $219,638,110.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,633,053
Gross Unrealized Depreciation	(1,945,527)

Net Unrealized Appreciation	$1,687,526

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,415,908	$—	$—	$15,415,908
Mutual Funds	205,909,728	—	—	205,909,728

Total Investments, at fair value	$221,325,636	$—	$—	$221,325,636

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

39

ING INDEX SOLUTION 2020 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 6.0%
6	iShares iBoxx $ High Yield Corporate Bond Fund	$547	3.2
12	SPDR Barclays Capital High Yield Bond ETF	474	2.8
	Total Exchange-Traded Funds (Cost $1,023)	1,021	6.0

MUTUAL FUNDS: 80.0%
	Affiliated Investment Companies: 80.0%
14	ING Emerging Markets Index Portfolio - Class I	150	0.9
223	ING International Index Portfolio - Class I	1,647	9.6
142	ING RussellTM Mid Cap Index Portfolio - Class I	1,631	9.6
37	ING RussellTM Small Cap Index Portfolio - Class I	446	2.6
473	ING U.S. Bond Index Portfolio - Class I	5,195	30.4

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
403	ING U.S. Stock Index Portfolio - Class I	$4,589	26.9
	Total Mutual Funds (Cost $13,034)	13,658	80.0

	Total Investments in Securities (Cost $14,057)	$14,679	86.0
	Assets in Excess of Other Liabilities	2,395	14.0

	Net Assets	$17,074	100.0

Cost for federal income tax purposes is $14,068.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$661
Gross Unrealized Depreciation	(50)

Net Unrealized Appreciation	$611

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,021	$—	$—	$1,021
Mutual Funds	13,658	—	—	13,658

Total Investments, at fair value	$14,679	$—	$—	$14,679

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

40

ING INDEX SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 6.9%
115,200	iShares iBoxx $ High Yield Corporate Bond Fund	$10,508,544	3.5
265,973	SPDR Barclays Capital High Yield Bond ETF	10,495,294	3.4
	Total Exchange-Traded Funds (Cost $21,045,309)	21,003,838	6.9

MUTUAL FUNDS: 93.1%
	Affiliated Investment Companies: 93.1%
588,023	ING Emerging Markets Index Portfolio - Class I	6,203,643	2.1
5,847,795	ING International Index Portfolio - Class I	43,273,687	14.2
3,733,206	ING RussellTM Mid Cap Index Portfolio - Class I	42,819,868	14.1
1,023,243	ING RussellTM Small Cap Index Portfolio - Class I	12,268,682	4.0

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
6,774,267	ING U.S. Bond Index Portfolio - Class I	$74,449,192	24.5
9,119,105	ING U.S. Stock Index Portfolio - Class I	103,866,607	34.2
	Total Mutual Funds (Cost $278,428,168)	282,881,679	93.1

	Total Investments in Securities (Cost $299,473,477)	$303,885,517	100.0
	Assets in Excess of Other Liabilities	12,897	—

	Net Assets	$303,898,414	100.0

Cost for federal income tax purposes is $300,098,725.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,436,977
Gross Unrealized Depreciation	(3,650,185)

Net Unrealized Appreciation	$3,786,792

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,003,838	$—	$—	$21,003,838
Mutual Funds	282,881,679	—	—	282,881,679

Total Investments, at fair value	$303,885,517	$—	$—	$303,885,517

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

41

ING INDEX SOLUTION 2030 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.3%
3	iShares iBoxx $ High Yield Corporate Bond Fund	$273	1.5
8	SPDR Barclays Capital High Yield Bond ETF	316	1.8
	Total Exchange-Traded Funds (Cost $590)	589	3.3

MUTUAL FUNDS: 83.0%
	Affiliated Investment Companies: 83.0%
44	ING Emerging Markets Index Portfolio - Class I	464	2.6
395	ING International Index Portfolio - Class I	2,925	16.7
186	ING RussellTM Mid Cap Index Portfolio - Class I	2,133	12.1
51	ING RussellTM Small Cap Index Portfolio - Class I	611	3.5
256	ING U.S. Bond Index Portfolio - Class I	2,818	16.0

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
494	ING U.S. Stock Index Portfolio - Class I	$5,630	32.1
	Total Mutual Funds (Cost $13,574)	14,581	83.0

	Total Investments in Securities (Cost $14,164)	$15,170	86.3
	Assets in Excess of Other Liabilities	2,401	13.7

	Net Assets	$17,571	100.0

Cost for federal income tax purposes is $14,171.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,030
Gross Unrealized Depreciation	(31)

Net Unrealized Appreciation	$999

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$589	$—	$—	$589
Mutual Funds	14,581	—	—	14,581

Total Investments, at fair value	$15,170	$—	$—	$15,170

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

42

ING INDEX SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 3.9%
49,670	iShares iBoxx $ High Yield Corporate Bond Fund	$4,530,897	2.0
114,674	SPDR Barclays Capital High Yield Bond ETF	4,525,036	1.9
	Total Exchange-Traded Funds (Cost $9,074,567)	9,055,933	3.9

MUTUAL FUNDS: 96.1%
	Affiliated Investment Companies: 96.1%
664,873	ING Emerging Markets Index Portfolio - Class I	7,014,414	3.1
5,982,336	ING International Index Portfolio - Class I	44,269,288	19.3
3,015,100	ING RussellTM Mid Cap Index Portfolio - Class I	34,583,195	15.0
964,150	ING RussellTM Small Cap Index Portfolio - Class I	11,560,155	5.0

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
2,246,357	ING U.S. Bond Index Portfolio - Class I	$24,687,466	10.7
8,693,602	ING U.S. Stock Index Portfolio - Class I	99,020,122	43.0
	Total Mutual Funds (Cost $217,611,263)	221,134,640	96.1

	Total Investments in Securities (Cost $226,685,830)	$230,190,573	100.0
	Liabilities in Excess of Other Assets	(61,354)	—

	Net Assets	$230,129,219	100.0

Cost for federal income tax purposes is $227,223,353.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,836,549
Gross Unrealized Depreciation	(3,869,329)

Net Unrealized Appreciation	$2,967,220

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,055,933	$—	$—	$9,055,933
Mutual Funds	221,134,640	—	—	221,134,640

Total Investments, at fair value	$230,190,573	$—	$—	$230,190,573

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

43

ING INDEX SOLUTION 2040 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 86.6%
	Affiliated Investment Companies: 86.6%
60	ING Emerging Markets Index Portfolio - Class I	$632	3.5
426	ING International Index Portfolio - Class I	3,149	17.5
217	ING RussellTM Mid Cap Index Portfolio - Class I	2,492	13.9
65	ING RussellTM Small Cap Index Portfolio - Class I	781	4.4
123	ING U.S. Bond Index Portfolio - Class I	1,356	7.5

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
628	ING U.S. Stock Index Portfolio - Class I	$7,157	39.8
	Total Mutual Funds (Cost $14,323)	15,567	86.6
	Assets in Excess of Other Liabilities	2,406	13.4

	Net Assets	$17,973	100.0

Cost for federal income tax purposes is $14,324.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,260
Gross Unrealized Depreciation	(17)

Net Unrealized Appreciation	$1,243

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$15,567	$—	$—	$15,567

Total Investments, at fair value	$15,567	$—	$—	$15,567

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

44

ING INDEX SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.2%
	Affiliated Investment Companies: 100.2%
779,957	ING Emerging Markets Index Portfolio - Class I	$8,228,547	6.1
3,878,271	ING International Index Portfolio - Class I	28,699,205	21.2
2,004,375	ING RussellTM Mid Cap Index Portfolio - Class I	22,990,185	17.0
565,535	ING RussellTM Small Cap Index Portfolio - Class I	6,780,759	5.0
598,966	ING U.S. Bond Index Portfolio - Class I	6,582,641	4.9

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
5,455,184	ING U.S. Stock Index Portfolio - Class I	$62,134,545	46.0
	Total Mutual Funds (Cost $133,610,904)	135,415,882	100.2
	Liabilities in Excess of Other Assets	(259,127)	(0.2)

	Net Assets	$135,156,755	100.0

Cost for federal income tax purposes is $134,025,910.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,346,755
Gross Unrealized Depreciation	(2,956,783)

Net Unrealized Appreciation	$1,389,972

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$135,415,882	$—	$—	$135,415,882

Total Investments, at fair value	$135,415,882	$—	$—	$135,415,882

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

45

ING INDEX SOLUTION 2050 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 86.7%
	Affiliated Investment Companies: 86.7%
90	ING Emerging Markets Index Portfolio - Class I	$945	5.3
445	ING International Index Portfolio - Class I	3,294	18.4
230	ING RussellTM Mid Cap Index Portfolio - Class I	2,638	14.7
65	ING RussellTM Small Cap Index Portfolio - Class I	778	4.3
69	ING U.S. Bond Index Portfolio - Class I	755	4.2

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
626	ING U.S. Stock Index Portfolio - Class I	$7,131	39.8
	Total Mutual Funds (Cost $14,333)	15,541	86.7
	Assets in Excess of Other Liabilities	2,391	13.3

	Net Assets	$17,932	100.0

Cost for federal income tax purposes is $14,333.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,226
Gross Unrealized Depreciation	(18)

Net Unrealized Appreciation	$1,208

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$15,541	$—	$—	$15,541

Total Investments, at fair value	$15,541	$—	$—	$15,541

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

46

ING INDEX SOLUTION 2055 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
106,813	ING Emerging Markets Index Portfolio - Class I	$1,126,877	6.1
531,113	ING International Index Portfolio - Class I	3,930,235	21.2
274,497	ING RussellTM Mid Cap Index Portfolio - Class I	3,148,486	17.0
77,449	ING RussellTM Small Cap Index Portfolio - Class I	928,618	5.0
82,026	ING U.S. Bond Index Portfolio - Class I	901,463	4.8

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
747,074	ING U.S. Stock Index Portfolio - Class I	$8,509,174	45.9
	Total Mutual Funds (Cost $18,424,823)	18,544,853	100.0
	Liabilities in Excess of Other Assets	(4,872)	—

	Net Assets	$18,539,981	100.0

Cost for federal income tax purposes is $18,589,263.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$410,701
Gross Unrealized Depreciation	(455,111)

Net Unrealized Depreciation	$(44,410)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Mutual Funds	$18,544,853	$—	$—	$18,544,853

Total Investments, at fair value	$18,544,853	$—	$—	$18,544,853

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

47

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UISOL	(0612-082112)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

For the Portfolios that have a complete Schedule of investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form. For all others, see below

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 8.9%
24,200	@	American Axle & Manufacturing Holdings, Inc.	253,858	0.1
11,800		American Eagle Outfitters	232,814	0.1
3,800	@	Bally Technologies, Inc.	177,308	0.1
67,200		Belo Corp.	432,768	0.2
5,000	@	Big Lots, Inc.	203,950	0.1
4,100		Bob Evans Farms, Inc.	164,820	0.1
5,200		Brinker International, Inc.	165,724	0.1
9,800		Brunswick Corp.	217,756	0.1
6,800	@	Cabela’s, Inc.	257,108	0.1
18,018		Carnival Corp.	617,477	0.3
6,600		Cato Corp.	201,036	0.1
36,114		CEC Entertainment, Inc.	1,313,466	0.6
9,400	@	Collective Brands, Inc.	201,348	0.1
6,200		Columbia Sportswear Co.	332,444	0.2
9,300		Cooper Tire & Rubber Co.	163,122	0.1
3,100		Core-Mark Holding Co., Inc.	149,234	0.1
12,900		CSS Industries, Inc.	265,095	0.1
23,700		Culp, Inc.	242,925	0.1
28,200		Dana Holding Corp.	361,242	0.2
14,800		Destination Maternity Corp.	319,680	0.1
36,700	@	Entercom Communications Corp.	220,934	0.1
133,200		Entravision Communications Corp.	161,172	0.1
11,100	@	Express, Inc.	201,687	0.1
7,100		Finish Line	148,461	0.1
12,400		Gannett Co., Inc.	182,652	0.1
5,500	@	Genesco, Inc.	330,825	0.1
7,100		Guess ?, Inc.	215,627	0.1
2,000	@	Helen of Troy Ltd.	67,780	0.0
47,843		International Game Technology	753,527	0.3
15,697		International Speedway Corp.	410,947	0.2
7,200	@	Jack in the Box, Inc.	200,736	0.1
5,200		Lear Corp.	196,196	0.1
78,100	@	Lin TV Corp.	235,862	0.1
12,300		Lithia Motors, Inc.	283,515	0.1
84,825		Lowe’s Cos., Inc.	2,412,423	1.1
10,000		Men’s Wearhouse, Inc.	281,400	0.1
11,400		Movado Group, Inc.	285,228	0.1
7,000	@	Orient-Express Hotels Ltd.	58,590	0.0
14,300	L	RadioShack Corp.	54,912	0.0
9,100	@	Rue21, Inc.	229,684	0.1
3,900		Sotheby’s	130,104	0.1
15,409		Speedway Motorsports, Inc.	260,566	0.1
12,500		Standard Motor Products, Inc.	176,000	0.1
108,790		Staples, Inc.	1,419,710	0.6
22,567		Target Corp.	1,313,174	0.6
9,836		Time Warner Cable, Inc.	807,536	0.4
6,600		Tupperware Corp.	361,416	0.2
2,300		Vail Resorts, Inc.	115,184	0.1
8,400	@,L	Vera Bradley, Inc.	177,072	0.1
14,518		Whirlpool Corp.	887,921	0.4
8,600		Williams-Sonoma, Inc.	300,742	0.1
10,000	@	WMS Industries, Inc.	199,500	0.1
			19,354,258	8.9

		Consumer Staples: 6.2%
25,825		Campbell Soup Co.	862,038	0.4
12,673		Clorox Co.	918,286	0.4
40,867		ConAgra Foods, Inc.	1,059,681	0.5
17,200	@	Dole Food Co., Inc.	151,016	0.1
38,889		Dr Pepper Snapple Group, Inc.	1,701,394	0.8
24,451		General Mills, Inc.	942,342	0.4
1,500		Harris Teeter Supermarkets, Inc.	61,485	0.0
6,019		HJ Heinz Co.	327,313	0.2
15,000		Inter Parfums, Inc.	259,050	0.1
6,800		J&J Snack Foods Corp.	401,880	0.2
24,215		Kellogg Co.	1,194,526	0.6
13,681		Kimberly-Clark Corp.	1,146,057	0.5
5,400	@	Prestige Brands Holdings, Inc.	85,374	0.0
26,500	@,L	Primo Water Corp.	29,415	0.0
42,103	@	Ralcorp Holdings, Inc.	2,809,954	1.3
7,700		Snyders-Lance, Inc.	194,271	0.1
22,484		Sysco Corp.	670,248	0.3
7,900		Village Super Market	257,382	0.1
9,100		Weis Markets, Inc.	405,132	0.2
			13,476,844	6.2

		Energy: 6.0%
6,804		Apache Corp.	598,004	0.3
4,400		Berry Petroleum Co.	174,504	0.1
8,900	@	Bill Barrett Corp.	190,638	0.1
2,900	L	BP Prudhoe Bay Royalty Trust	338,053	0.1
2,800		Bristow Group, Inc.	113,876	0.0
9,682	@	Cameron International Corp.	413,518	0.2
10,925		Devon Energy Corp.	633,541	0.3
2,296	@	Energy XXI Bermuda Ltd.	71,842	0.0
27,074		EQT Corp.	1,451,979	0.7
6,800	@	EQT Midstream Partners L.P.	163,676	0.1
3,918	@	Gulfport Energy Corp.	80,828	0.0
10,500	@	Helix Energy Solutions Group, Inc.	172,305	0.1
8,972		Helmerich & Payne, Inc.	390,102	0.2
22,000		Hugoton Royalty Trust	171,820	0.1
61,238		Imperial Oil Ltd.	2,561,759	1.2
16,400	@	Key Energy Services, Inc.	124,640	0.1
23,315		Murphy Oil Corp.	1,172,511	0.5
18,986		Pacific Coast Oil Trust	353,709	0.2
22,403		Peabody Energy Corp.	549,322	0.2

See Accompanying Notes to Financial Statements

1

10,300		SandRidge Mississippian Trust II	194,670	0.1
25,226	@	Southwestern Energy Co.	805,466	0.4
15,200	@	Tetra Technologies, Inc.	108,376	0.0
45,341	@	Ultra Petroleum Corp.	1,046,017	0.5
8,900	@	Unit Corp.	328,321	0.1
38,500	@	Vaalco Energy, Inc.	332,255	0.1
23,100		W&T Offshore, Inc.	353,430	0.2
5,700		Western Refining, Inc.	126,939	0.1
			13,022,101	6.0

		Financials: 26.9%
13,588		ACE Ltd.	1,007,278	0.5
48,675		Allstate Corp.	1,708,006	0.8
14,900		Alterra Capital Holdings Ltd.	347,915	0.2
5,800		American Campus Communities, Inc.	260,884	0.1
10,500		American Equity Investment Life Holding Co.	115,605	0.0
13,500		American National Bankshares, Inc.	318,060	0.1
21,276		American Tower Corp.	1,487,405	0.7
31,740		Annaly Capital Management, Inc.	532,597	0.2
34,873	@	Aon PLC	1,631,359	0.7
46,800		Apollo Investment Corp.	359,424	0.2
11,100		Ares Capital Corp.	177,156	0.1
15,000		Aspen Insurance Holdings Ltd.	433,500	0.2
12,059		Associated Estates Realty Corp.	180,282	0.1
14,300		Baldwin & Lyons, Inc.	332,332	0.1
22,700		Bancorpsouth, Inc.	329,604	0.1
30,900		BankUnited, Inc.	728,622	0.3
22,200		BioMed Realty Trust, Inc.	414,696	0.2
8,800		BlackRock Kelso Capital Corp.	85,888	0.0
5,200		BOK Financial Corp.	302,640	0.1
43,500		Boston Private Financial Holdings, Inc.	388,455	0.2
20,900		Brookline Bancorp., Inc.	184,965	0.1
31,863		Campus Crest Communities, Inc.	331,057	0.1
125,447		Capitol Federal Financial, Inc.	1,490,310	0.7
7,600		Cathay General Bancorp.	125,476	0.1
12,800		CBL & Associates Properties, Inc.	250,112	0.1
4,300		CBOE Holdings, Inc.	119,024	0.0
106,998		Charles Schwab Corp.	1,383,484	0.6
77,600		Chimera Investment Corp.	183,136	0.1
2,700		City National Corp.	131,166	0.1
51,307		Comerica, Inc.	1,575,638	0.7
50,924		Commerce Bancshares, Inc.	1,930,020	0.9
13,600		CommonWealth REIT	260,032	0.1
12,500		Community Bank System, Inc.	339,000	0.2
11,432	L	Compass Diversified Trust	159,591	0.1
11,500		CreXus Investment Corp.	116,955	0.0
19,802		Cullen/Frost Bankers, Inc.	1,138,417	0.5
12,200		CVB Financial Corp.	142,130	0.1
12,800		DCT Industrial Trust, Inc.	80,640	0.0
29,300		DiamondRock Hospitality Co.	298,860	0.1
2,500		Equity Lifestyle Properties, Inc.	172,425	0.1
11,800		Fifth Street Finance Corp.	117,764	0.0
11,400		First Financial Bancorp.	182,172	0.1
79,000		First Horizon National Corp.	683,350	0.3
12,800	@	First Industrial Realty Trust, Inc.	161,536	0.1
14,300		First Interstate Bancsystem, Inc.	203,632	0.1
17,400		First Midwest Bancorp., Inc.	191,052	0.1
3,700	@	First Republic Bank	124,320	0.1
11,600		FirstMerit Corp.	191,632	0.1
11,300		Flushing Financial Corp.	154,019	0.1
27,300		FNB Corp.	296,751	0.1
3,865		Franklin Resources, Inc.	428,976	0.2
56,000		Fulton Financial Corp.	559,440	0.3
21,722		Government Properties Income Trust	491,352	0.2
5,500		Hancock Holding Co.	167,420	0.1
5,600		Hanover Insurance Group, Inc.	219,128	0.1
8,100		Hatteras Financial Corp.	231,660	0.1
81,818		HCC Insurance Holdings, Inc.	2,569,085	1.2
12,439		HCP, Inc.	549,182	0.2
8,400		Healthcare Realty Trust, Inc.	200,256	0.1
14,600		Hercules Technology Growth Capital, Inc.	165,564	0.1
23,000		Heritage Financial Corp.	336,950	0.2
46,700		Hersha Hospitality Trust	246,576	0.1
4,700		Highwoods Properties, Inc.	158,155	0.1
171,197		Hudson City Bancorp., Inc.	1,090,525	0.5
5,000		Infinity Property & Casualty Corp.	288,350	0.1
53,100		Janus Capital Group, Inc.	415,242	0.2
9,300		Kaiser Federal Financial Group, Inc.	137,454	0.1
3,400		Kilroy Realty Corp.	164,594	0.1
9,000	@	Knight Capital Group, Inc.	107,460	0.0
10,700		Lakeland Financial Corp.	287,081	0.1
48,800		Lexington Realty Trust	413,336	0.2
11,400		Mack-Cali Realty Corp.	331,398	0.1
53,157		Marsh & McLennan Cos., Inc.	1,713,250	0.8
9,000		MB Financial Corp.	193,860	0.1

See Accompanying Notes to Financial Statements

2

13,400		Medical Properties Trust, Inc.	128,908	0.1
33,900		MFA Mortgage Investments, Inc.	267,471	0.1
9,300	L	National Bankshares, Inc.	280,116	0.1
17,800	@	National Financial Partners Corp.	238,520	0.1
7,300		National Retail Properties, Inc.	206,517	0.1
5,700	@,L	Nationstar Mortgage Holdings, Inc.	122,664	0.1
74,775		Northern Trust Corp.	3,441,145	1.6
15,600		Old National Bancorp.	187,356	0.1
9,100		Oritani Financial Corp.	130,949	0.1
20,200		Pacific Continental Corp.	179,174	0.1
46,800	@	Park Sterling Corp.	220,428	0.1
31,915		PennantPark Investment Corp.	330,320	0.1
125,273		People’s United Financial, Inc.	1,454,419	0.7
99,080		Piedmont Office Realty Trust, Inc.	1,705,167	0.8
9,600		Platinum Underwriters Holdings Ltd.	365,760	0.2
22,578		PNC Financial Services Group, Inc.	1,379,742	0.6
8,605	@	Popular, Inc.	142,929	0.1
8,600		Primerica, Inc.	229,878	0.1
2,700		ProAssurance Corp.	240,543	0.1
10,700		Prospect Capital Corp.	121,873	0.1
15,700		Provident Financial Services, Inc.	240,995	0.1
5,900		PS Business Parks, Inc.	399,548	0.2
15,400		RLJ Lodging Trust	279,202	0.1
20,300		Sabra Healthcare REIT, Inc.	347,333	0.2
11,942		State Street Corp.	533,091	0.2
3,900	@	Stifel Financial Corp.	120,510	0.1
3,600		Sun Communities, Inc.	159,264	0.1
16,600	@	Sunstone Hotel Investors, Inc.	182,434	0.1
29,707		SunTrust Bank	719,801	0.3
28,800		Susquehanna Bancshares, Inc.	296,640	0.1
54,841		Symetra Financial Corp.	692,093	0.3
54,200		TCF Financial Corp.	622,216	0.3
7,589		Torchmark Corp.	383,624	0.2
18,892		Travelers Cos., Inc.	1,206,065	0.5
15,172		Trico Bancshares	233,649	0.1
13,600		Trustmark Corp.	332,928	0.1
16,000		Umpqua Holdings Corp.	210,560	0.1
5,800	L	United Bankshares, Inc.	150,104	0.1
16,000		United Fire Group, Inc.	341,280	0.2
60,401		UnumProvident Corp.	1,155,471	0.5
12,300		Urstadt Biddle Properties, Inc.	243,171	0.1
10,425		ViewPoint Financial Group	163,047	0.1
8,200		Waddell & Reed Financial, Inc.	248,296	0.1
12,900		Washington Banking Co.	179,310	0.1
12,300		Washington Federal, Inc.	207,747	0.1
7,200		Washington Real Estate Investment Trust	204,840	0.1
5,800		Webster Financial Corp.	125,628	0.1
22,331		Westamerica Bancorp.	1,053,800	0.5
22,085		Weyerhaeuser Co.	493,821	0.2
4,700		Wintrust Financial Corp.	166,850	0.1
10,500		Zions Bancorp.	203,910	0.1
			58,597,775	26.9

		Health Care: 9.4%
4,600	@	Amsurg Corp.	137,908	0.1
2,900		Assisted Living Concepts, Inc.	41,238	0.0
19,164		Becton Dickinson & Co.	1,432,509	0.7
156,726	@	Boston Scientific Corp.	888,637	0.4
100,124	@	CareFusion Corp.	2,571,184	1.2
18,191		Cigna Corp.	800,404	0.4
6,000	@	Covance, Inc.	287,100	0.1
16,700	@	Cutera, Inc.	120,157	0.0
15,200	@	Healthsouth Corp.	353,552	0.2
15,032	@	Hospira, Inc.	525,819	0.2
6,264		Humana, Inc.	485,084	0.2
4,800	@	ICU Medical, Inc.	256,224	0.1
6,600	@	Impax Laboratories, Inc.	133,782	0.1
7,000	@	Integra LifeSciences Holdings Corp.	260,260	0.1
12,045	@	Life Technologies Corp.	541,905	0.2
46,469	@	LifePoint Hospitals, Inc.	1,904,300	0.9
10,700		Lincare Holdings, Inc.	364,014	0.2
5,500	@	Magellan Health Services, Inc.	249,315	0.1
3,600		Medicis Pharmaceutical Corp.	122,940	0.1
9,096		Medtronic, Inc.	352,288	0.2
5,200		National Healthcare Corp.	235,196	0.1
6,700	@	Orthofix International NV	276,375	0.1
12,400		Owens & Minor, Inc.	379,812	0.2
9,800	@	Par Pharmaceutical Cos., Inc.	354,172	0.2
32,624		Patterson Cos., Inc.	1,124,549	0.5
11,700	@	PSS World Medical, Inc.	245,583	0.1
34,101		Steris Corp.	1,069,748	0.5
16,837		Stryker Corp.	927,719	0.4
5,100		US Physical Therapy, Inc.	129,693	0.1
7,100		Utah Medical Products, Inc.	238,063	0.1
14,900	@	VCA Antech, Inc.	327,502	0.1
6,700	@	Viropharma, Inc.	158,790	0.1
28,400		Young Innovations, Inc.	979,516	0.4
33,223		Zimmer Holdings, Inc.	2,138,232	1.0
			20,413,570	9.4

		Industrials: 14.6%
5,900		AAR Corp.	79,532	0.0
43,093	@	ABB Ltd. ADR	703,278	0.3
4,400		Actuant Corp.	119,504	0.1
6,500	@	Aerovironment, Inc.	171,015	0.1
8,500	@	Alaska Air Group, Inc.	305,150	0.1
21,200		Altra Holdings, Inc.	334,536	0.2
16,662		American Science & Engineering, Inc.	940,570	0.4

See Accompanying Notes to Financial Statements

3

5,300		Apogee Enterprises, Inc.	85,171	0.0
5,100		Applied Industrial Technologies, Inc.	187,935	0.1
4,000		Arkansas Best Corp.	50,400	0.0
8,100		Barnes Group, Inc.	196,749	0.1
31,326		Brady Corp.	861,778	0.4
19,600		Briggs & Stratton Corp.	342,804	0.2
7,300		Brink’s Co.	169,214	0.1
21,500		CDI Corp.	352,600	0.2
11,900		Celadon Group, Inc.	194,922	0.1
6,600		Curtiss-Wright Corp.	204,930	0.1
20,700	@	Diana Shipping, Inc.	161,046	0.1
11,800		Dynamic Materials Corp.	204,494	0.1
7,500		EMCOR Group, Inc.	208,650	0.1
15,122		Emerson Electric Co.	704,383	0.3
18,706		Encore Wire Corp.	500,947	0.2
19,700	@,L	Erickson Air-Crane, Inc.	135,536	0.1
6,600		Freightcar America, Inc.	151,602	0.1
17,301		General Dynamics Corp.	1,141,174	0.5
20,800		Granite Construction, Inc.	543,088	0.2
82,635		Heartland Express, Inc.	1,182,507	0.5
9,200		Heidrick & Struggles International, Inc.	161,000	0.1
4,100		IDEX Corp.	159,818	0.1
6,700	@	II-VI, Inc.	111,689	0.1
51,599		ITT Corp.	908,142	0.4
23,600	@	JetBlue Airways Corp.	125,080	0.1
8,400		Kaman Corp.	259,896	0.1
63,763		Kaydon Corp.	1,363,890	0.6
14,800		Kennametal, Inc.	490,620	0.2
11,000	@	Kforce, Inc.	148,060	0.1
14,203		L-3 Communications Holdings, Inc.	1,051,164	0.5
14,000		Lawson Products	129,500	0.1
2,500		Lincoln Electric Holdings, Inc.	109,475	0.0
15,000		LSI Industries, Inc.	106,800	0.0
12,900		Marten Transport Ltd.	274,254	0.1
51,400	@	Metalico, Inc.	113,080	0.1
5,100	@	Moog, Inc.	210,885	0.1
3,700		Mueller Industries, Inc.	157,583	0.1
4,100	L	National Presto Industries, Inc.	286,057	0.1
17,662		Northrop Grumman Corp.	1,126,659	0.5
8,300	@	Orbital Sciences Corp.	107,236	0.0
46,829	@	Oshkosh Truck Corp.	981,067	0.4
31,300	@	Pike Electric Corp.	241,636	0.1
168,009		Republic Services, Inc.	4,445,518	2.0
1,600		Robbins & Myers, Inc.	66,912	0.0
87,628		Koninklijke Philips Electronics NV	1,726,773	0.8
2,900		Simpson Manufacturing Co., Inc.	85,579	0.0
4,485		Snap-On, Inc.	279,191	0.1
144,245		Southwest Airlines Co.	1,329,939	0.6
14,308		Stanley Black & Decker, Inc.	920,863	0.4
21,700	@	SYKES Enterprises, Inc.	346,332	0.2
2,700	@	Teledyne Technologies, Inc.	166,455	0.1
41,014		Tyco International Ltd.	2,167,590	1.0
8,700		US Ecology, Inc.	154,338	0.1
7,500	@	UTI Worldwide, Inc.	109,575	0.1
11,400	@	WageWorks, Inc.	171,684	0.1
20,209		Waste Management, Inc.	674,981	0.3
6,100		Werner Enterprises, Inc.	145,729	0.1
2,500	@	Wesco International, Inc.	143,875	0.1
			31,792,440	14.6

		Information Technology: 8.4%
177,397		Applied Materials, Inc.	2,032,970	0.9
16,400		Bel Fuse, Inc.	288,804	0.1
11,600	@	Benchmark Electronics, Inc.	161,820	0.1
26,820		Booz Allen Hamilton Holding Corp.	409,810	0.2
60,700	@	Brightpoint, Inc.	328,387	0.1
4,800	@	Coherent, Inc.	207,840	0.1
28,500	@	Compuware Corp.	264,765	0.1
22,000		Convergys Corp.	324,940	0.1
3,000	@	Cymer, Inc.	176,850	0.1
16,600		DST Systems, Inc.	901,546	0.4
12,300		Electro Scientific Industries, Inc.	145,386	0.1
12,300	@	Emulex Corp.	88,560	0.0
2,500	@	Euronet Worldwide, Inc.	42,800	0.0
24,600	@	Formfactor, Inc.	159,162	0.1
10,109		Harris Corp.	423,062	0.2
31,500		Intersil Corp.	335,475	0.2
8,300	@,L	IPG Photonics Corp.	361,797	0.2
4,100	@	JDA Software Group, Inc.	121,729	0.1
3,900		Lexmark International, Inc.	103,662	0.0
6,800		Littelfuse, Inc.	386,852	0.2
15,358	@	M/A-COM Technology Solutions Holdings, Inc.	284,123	0.1
39,174	@	Marvell Technology Group Ltd.	441,883	0.2
11,000	@	Mentor Graphics Corp.	165,000	0.1
22,800		Methode Electronics, Inc.	194,028	0.1
28,097		Molex, Inc.	568,402	0.3
26,600	@	Nanometrics, Inc.	408,576	0.2
8,700	@	NeuStar, Inc.	290,580	0.1
10,500	@	Oplink Communications, Inc.	142,065	0.1
10,900	@	Parametric Technology Corp.	228,464	0.1
16,300		Park Electrochemical Corp.	421,844	0.2
26,455	@	Photronics, Inc.	161,375	0.1
4,100		Plantronics, Inc.	136,940	0.1
4,300	@	Plexus Corp.	121,260	0.1
29,900	@	Polycom, Inc.	314,548	0.1
43,940	@	QLogic Corp.	601,539	0.3
23,300	@	Quest Software, Inc.	648,905	0.3
52,400	@	RF Micro Devices, Inc.	222,700	0.1
27,238	@	Sandisk Corp.	993,642	0.5
4,700	@	Semtech Corp.	114,304	0.1
49,300	@	Spansion, Inc.	541,314	0.2
7,900	@	Standard Microsystems Corp.	291,431	0.1
27,250	@	TE Connectivity Ltd.	869,547	0.4
29,000		Tellabs, Inc.	96,570	0.0

See Accompanying Notes to Financial Statements

4

85,545	@	Teradyne, Inc.	1,202,763	0.5
13,400		Total System Services, Inc.	320,662	0.1
28,100	@	Websense, Inc.	526,313	0.2
21,640	@	Western Digital Corp.	659,587	0.3
4,500	@	Zebra Technologies Corp.	154,620	0.1
			18,389,202	8.4

		Materials: 4.3%
3,900		A Schulman, Inc.	77,415	0.0
59,625		Bemis Co., Inc.	1,868,647	0.9
4,600		Buckeye Technologies, Inc.	131,054	0.1
11,500	@	Clearwater Paper Corp.	392,380	0.2
7,800		Georgia Gulf Corp.	200,226	0.1
12,500		Globe Specialty Metals, Inc.	167,875	0.1
50,800	@	Graphic Packaging Holding Co.	279,400	0.1
7,900		Hawkins, Inc.	301,622	0.1
5,400		HB Fuller Co.	165,780	0.1
29,900		Hecla Mining Co.	142,025	0.1
4,400		Innophos Holdings, Inc.	248,424	0.1
19,800	@	Intrepid Potash, Inc.	450,648	0.2
20,100	@	KapStone Paper and Packaging Corp.	318,585	0.1
9,467	@	Kraton Performance Polymers, Inc.	207,422	0.1
2,100		Materion Corp.	48,363	0.0
17,432		Minerals Technologies, Inc.	1,111,813	0.5
27,901		Newmont Mining Corp.	1,353,478	0.6
6,985		Nucor Corp.	264,731	0.1
29,211		Olin Corp.	610,218	0.3
6,200	@	OM Group, Inc.	117,800	0.1
8,398	@	RTI International Metals, Inc.	190,047	0.1
2,700		Schnitzer Steel Industries, Inc.	75,654	0.0
3,400		Sensient Technologies Corp.	124,882	0.1
2,900		Sonoco Products Co.	87,435	0.0
6,881		Titanium Metals Corp.	77,824	0.0
13,200		Tredegar Corp.	192,192	0.1
5,500	@	WR Grace & Co.	277,475	0.1
			9,483,415	4.3

		Telecommunication Services: 2.2%
1,000		Atlantic Tele-Network, Inc.	33,730	0.0
36,380		CenturyTel, Inc.	1,436,646	0.7
54,549		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	1,977,609	0.9
52,302	@	TW Telecom, Inc.	1,342,069	0.6
			4,790,054	2.2

		Utilities: 9.3%
49,545		AGL Resources, Inc.	1,919,869	0.9
9,317		Artesian Resources Corp.	200,688	0.1
11,400		Atmos Energy Corp.	399,798	0.2
10,500		Avista Corp.	280,350	0.1
7,500		Black Hills Corp.	241,275	0.1
1,100		Chesapeake Utilities Corp.	48,092	0.0
13,400		El Paso Electric Co.	444,344	0.2
70,907		Empire District Electric Co.	1,496,138	0.7
131,544		Great Plains Energy, Inc.	2,816,357	1.3
29,047		Idacorp, Inc.	1,222,298	0.5
7,300		Laclede Group, Inc.	290,613	0.1
26,167		Northeast Utilities	1,015,541	0.5
5,000		NorthWestern Corp.	183,500	0.1
94,551		NV Energy, Inc.	1,662,207	0.8
44,538		Pacific Gas & Electric Co.	2,016,235	0.9
11,900		PNM Resources, Inc.	232,526	0.1
47,513		Portland General Electric Co.	1,266,697	0.6
3,200		South Jersey Industries, Inc.	163,104	0.1
5,500		Unitil Corp.	145,750	0.1
68,800		Westar Energy, Inc.	2,060,560	0.9
6,200		WGL Holdings, Inc.	246,450	0.1
14,885		Wisconsin Energy Corp.	588,999	0.3
50,757		Xcel Energy, Inc.	1,442,006	0.6
			20,383,397	9.3

	Total Common Stock (Cost $204,829,044)		209,703,056	96.2

EXCHANGE-TRADED FUNDS: 1.1%
14,400		iShares Russell 2000 Index Fund	1,146,960	0.5
28,358		iShares Russell Midcap Value Index Fund	1,312,408	0.6

	Total Exchange-Traded Funds (Cost $2,409,925)		2,459,368	1.1

PREFERRED STOCK: 1.0%
		Consumer Discretionary: 0.1%
1,800	@,P	Callaway Golf Co.	172,260	0.1
128	#,@	LodgeNet Interactive Corp.	67,680	0.0
			239,940	0.1

		Consumer Staples: 0.2%
235	@,P	Universal Corp.	252,978	0.2

		Financials: 0.7%
19,600	@	Aspen Insurance Holdings Ltd.	1,068,200	0.5
6,300	@,P	DuPont Fabros Technology, Inc.	164,808	0.1
4,236	@,P	Inland Real Estate Corp.	107,679	0.0
7,600	@,P	PS Business Parks, Inc.	201,400	0.1
			1,542,087	0.7

	Total Preferred Stock (Cost $1,968,210)		2,035,005	1.0

	Total Long-Term Investments (Cost $209,207,179)		214,197,429	98.3

See Accompanying Notes to Financial Statements

5

Principal Amount†
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateral(cc)(1): 0.8%
811,354	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $811,367, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $827,581, due 07/01/42-02/20/61)	811,354	0.4
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.4
		1,811,354	0.8

Shares
	Mutual Funds: 1.4%
2,906,054	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,906,054)	2,906,054	1.4

	Total Short-Term Investments (Cost $4,717,408)	4,717,408	2.2

	Total Investments in Securities (Cost $213,924,587)	$218,914,837	100.5
	Liabilities in Excess of Other Assets	(1,001,576)	(0.5)
	Net Assets	$217,913,261	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $219,532,006.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$14,545,705
Gross Unrealized Depreciation	(15,162,874)

Net Unrealized Depreciation	$(617,169)

See Accompanying Notes to Financial Statements

6

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$19,354,258	$—	$—	$19,354,258
Consumer Staples	13,476,844	—	—	13,476,844
Energy	13,022,101	—	—	13,022,101
Financials	58,597,775	—	—	58,597,775
Health Care	20,413,570	—	—	20,413,570
Industrials	30,065,667	1,726,773	—	31,792,440
Information Technology	18,389,202	—	—	18,389,202
Materials	9,483,415	—	—	9,483,415
Telecommunication Services	4,790,054	—	—	4,790,054
Utilities	20,383,397	—	—	20,383,397
Total Common Stock	207,976,283	1,726,773	—	209,703,056
Exchange-Traded Funds	2,459,368	—	—	2,459,368
Preferred Stock	309,079	1,725,926	—	2,035,005
Short-Term Investments	2,906,054	1,811,354	—	4,717,408
Total Investments, at fair value	$213,650,784	$5,264,053	$—	$218,914,837
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(58,223)	$—	$(58,223)
Total Liabilities	$—	$(58,223)	$—	$(58,223)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse First Boston	Swiss Franc	553,625	Sell	07/31/12	$576,302	$583,713	$(7,411)
UBS AG	Canadian Dollar	108,600	Sell	07/31/12	106,566	106,595	(29)
UBS AG	Canadian Dollar	3,780,604	Sell	07/31/12	3,678,354	3,710,789	(32,435)
UBS AG	EU Euro	1,122,098	Sell	07/31/12	1,402,028	1,420,376	(18,348)
							$(58,223)

See Accompanying Notes to Financial Statements

7

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement
Liability Derivatives	of Assets and Liabilities	Fair Value

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$58,223
Total Liability Derivatives		$58,223

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*

Foreign exchange contracts	$81,157
Total	$81,157

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*

Foreign exchange contracts	$(74,209)
Total	$(74,209)

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

8

PORTFOLIO OF INVESTMENTS
ING BARON GROWTH PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 25.8%
241,344		Ameristar Casinos, Inc.	4,288,683	0.6
60,000	@	Blue Nile, Inc.	1,782,600	0.2
540,000		Choice Hotels International, Inc.	21,562,200	2.9
200,000		Cia Hering	3,798,855	0.5
285,000		DeVry, Inc.	8,826,450	1.2
575,000		Dick’s Sporting Goods, Inc.	27,600,000	3.7
152,831		Interval Leisure Group, Inc.	2,905,317	0.4
565,000	@	LKQ Corp.	18,871,000	2.5
139,500	@	Lumber Liquidators	4,713,705	0.6
204,000		Morningstar, Inc.	11,799,360	1.6
73,500	@	Panera Bread Co.	10,248,840	1.4
184,000	@	Peet’s Coffee & Tea, Inc.	11,047,360	1.5
400,380	@	Penn National Gaming, Inc.	17,852,944	2.4
50,000		Strayer Education, Inc.	5,451,000	0.7
190,000	@	Under Armour, Inc.	17,951,200	2.4
475,000		Vail Resorts, Inc.	23,788,000	3.2
			192,487,514	25.8

		Consumer Staples: 5.1%
203,500		Church & Dwight Co., Inc.	11,288,145	1.5
186,667	@	Dole Food Co., Inc.	1,638,937	0.2
185,000	@	TreeHouse Foods, Inc.	11,523,650	1.5
254,927	@	United Natural Foods, Inc.	13,985,295	1.9
			38,436,027	5.1

		Energy: 7.3%
110,000		CARBO Ceramics, Inc.	8,440,300	1.1
150,000	@	Ceres, Inc.	1,357,500	0.2
115,000		Core Laboratories NV	13,328,500	1.8
100,000	@	Denbury Resources, Inc.	1,511,000	0.2
53,536	@	Georesources, Inc.	1,959,953	0.3
140,000		Helmerich & Payne, Inc.	6,087,200	0.8
100,000	@	SEACOR Holdings, Inc.	8,938,000	1.2
85,000		SM Energy Co.	4,174,350	0.5
212,944		Targa Resources Corp.	9,092,709	1.2
			54,889,512	7.3

		Financials: 13.8%
21,500		Alexander’s, Inc.	9,268,865	1.2
100,000		Alexandria Real Estate Equities, Inc.	7,272,000	1.0
115,000		American Assets Trust, Inc.	2,788,750	0.4
85,000		American Campus Communities, Inc.	3,823,300	0.5
195,000	@	Arch Capital Group Ltd.	7,739,550	1.0
210,417	@	Carlyle Group L.P./The	4,715,445	0.6
274,479		Cohen & Steers, Inc.	9,472,270	1.3
490,500		Douglas Emmett, Inc.	11,330,550	1.5
160,000		Eaton Vance Corp.	4,312,000	0.6
125,000	@	Financial Engines, Inc.	2,681,250	0.4
129,213	@	Green Dot Corp.	2,858,192	0.4
125,000		Jefferies Group, Inc.	1,623,750	0.2
135,000		LaSalle Hotel Properties	3,933,900	0.5
238,978		Manning & Napier, Inc.	3,400,657	0.5
465,000	@	MSCI, Inc. - Class A	15,819,300	2.1
93,385		Oaktree Capital Group LLC	3,301,160	0.4
320,000		Primerica, Inc.	8,553,600	1.2
			102,894,539	13.8

		Health Care: 12.1%
350,000	@	AMERIGROUP Corp.	23,068,500	3.1
39,500	@	Athenahealth, Inc.	3,127,215	0.4
227,728	@	CFR Pharmaceuticals SA - ADR	5,100,424	0.7
490,000	@	Community Health Systems, Inc.	13,734,700	1.8
100,000	@	Edwards Lifesciences Corp.	10,330,000	1.4
136,500	@	Idexx Laboratories, Inc.	13,121,745	1.8
85,000	@	Mettler Toledo International, Inc.	13,247,250	1.8
20,000	@	Neogen Corp.	924,000	0.1
105,000		Techne Corp.	7,791,000	1.0
			90,444,834	12.1

		Industrials: 15.0%
125,000	@	Aecom Technology Corp.	2,056,250	0.3
316,445	@	Air Lease Corp.	6,135,869	0.8
261,300	@	Colfax Corp.	7,204,041	1.0
534,000	@	Copart, Inc.	12,650,460	1.7
157,000	@	CoStar Group, Inc.	12,748,400	1.7
497,967		Generac Holdings, Inc.	11,981,086	1.6
350,000	@	Genesee & Wyoming, Inc.	18,494,000	2.5
60,000		Landstar System, Inc.	3,103,200	0.4
106,000	@	Middleby Corp.	10,558,660	1.4
250,000	@	Mistras Group, Inc.	6,570,000	0.9
105,000		MSC Industrial Direct Co.	6,882,750	0.9
113,553		Ritchie Brothers Auctioneers, Inc.	2,413,001	0.3
200,415	@	Tetra Tech, Inc.	5,226,823	0.7
50,000		Valmont Industries, Inc.	6,048,500	0.8
			112,073,040	15.0

		Information Technology: 17.3%
250,450	@	Advent Software, Inc.	6,789,699	0.9
250,000	@	Ansys, Inc.	15,777,500	2.1
500,000		Booz Allen Hamilton Holding Corp.	7,640,000	1.0
117,000	@	Concur Technologies, Inc.	7,967,700	1.1
165,282	@	Cymer, Inc.	9,743,374	1.3
87,500	@	Equinix, Inc.	15,369,375	2.1
85,000		Factset Research Systems, Inc.	7,899,900	1.1
405,300	@	Gartner, Inc.	17,448,165	2.3
200,000		MAXIMUS, Inc.	10,350,000	1.4
238,000		Pegasystems, Inc.	7,849,240	1.0
141,000	@	RealPage, Inc.	3,265,560	0.4
385,000	@	SS&C Technologies Holdings, Inc.	9,625,000	1.3
497,500		Totvs S.A.	9,585,885	1.3
			129,311,398	17.3

See Accompanying Notes to Financial Statements

9

	Telecommunication Services: 0.8%
100,000	@ SBA Communications Corp.	5,705,000	0.8

	Utilities: 1.5%
160,000	ITC Holdings Corp.	11,025,600	1.5

	Total Common Stock (Cost $454,402,079)	737,267,464	98.7

SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
10,805,843	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,805,843)	10,805,843	1.4

	Total Short-Term Investments (Cost $10,805,843)	10,805,843	1.4

	Total Investments in Securities (Cost $465,207,922)	$748,073,307	100.1
	Liabilities in Excess of Other Assets	(903,168)	(0.1)
	Net Assets	$747,170,139	100.0

@	Non-income producing security

	Cost for federal income tax purposes is $464,796,040.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$294,517,746
	Gross Unrealized Depreciation	(11,240,479)

	Net Unrealized Appreciation	$283,277,267

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$737,267,464	$—	$—	$737,267,464
Short-Term Investments	10,805,843	—	—	10,805,843
Total Investments, at fair value	$748,073,307	$—	$—	$748,073,307

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

10

PORTFOLIO OF INVESTMENTS
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 9.7%
65,000	@	Bridgepoint Education, Inc.	1,417,000	0.9
55,000		Cooper Tire & Rubber Co.	964,700	0.6
65,900		Dana Holding Corp.	844,179	0.5
62,000	@	Express, Inc.	1,126,540	0.7
33,000		Finish Line	690,030	0.4
18,500	@	Genesco, Inc.	1,112,775	0.7
39,000		GNC Holdings, Inc.	1,528,800	1.0
56,500	@	Helen of Troy Ltd.	1,914,785	1.2
90,000		KB Home	882,000	0.6
63,000		Pier 1 Imports, Inc.	1,035,090	0.7
76,000		Sonic Automotive, Inc.	1,038,920	0.7
90,000	@	Sonic Corp.	901,800	0.6
29,600	@	Tenneco, Inc.	793,872	0.5
98,000	@	Tower International, Inc.	1,029,000	0.6
			15,279,491	9.7

		Consumer Staples: 3.4%
17,000		Andersons, Inc.	725,220	0.5
69,000	@	Dean Foods Co.	1,175,070	0.7
33,000		Harris Teeter Supermarkets, Inc.	1,352,670	0.9
28,500		Nu Skin Enterprises, Inc.	1,336,650	0.8
16,500		Sanderson Farms, Inc.	756,030	0.5
			5,345,640	3.4

		Energy: 3.8%
26,500	@	Bill Barrett Corp.	567,630	0.4
46,000	@	Hornbeck Offshore Services, Inc.	1,783,880	1.1
160,000	@	Key Energy Services, Inc.	1,216,000	0.8
101,000	@	Midstates Petroleum Co., Inc.	980,710	0.6
61,900	@	Renewable Energy Group, Inc.	459,917	0.3
52,000	@	Swift Energy Co.	967,720	0.6
			5,975,857	3.8

		Financials: 34.0%
60,000		Alterra Capital Holdings Ltd.	1,401,000	0.9
76,000		American Assets Trust, Inc.	1,843,000	1.2
100,000		American Equity Investment Life Holding Co.	1,101,000	0.7
64,000	@	Amerisafe, Inc.	1,660,800	1.1
55,400		Amtrust Financial Services, Inc.	1,645,934	1.0
88,372		Apollo Investment Corp.	678,697	0.4
33,000		Argo Group International Holdings Ltd.	965,910	0.6
82,000		BioMed Realty Trust, Inc.	1,531,760	1.0
101,000		Brandywine Realty Trust	1,246,340	0.8
61,000		Capstead Mortgage Corp.	848,510	0.5
44,000		CBL & Associates Properties, Inc.	859,760	0.5
53,000	@	Citizens Republic Bancorp, Inc.	907,890	0.6
120,000		CNO Financial Group, Inc.	936,000	0.6
63,000		Community Bank System, Inc.	1,708,560	1.1
160,000		CubeSmart	1,867,200	1.2
66,000		East-West Bancorp., Inc.	1,548,360	1.0
94,997	@	EverBank Financial Corp.	1,032,617	0.7
125,000	@	First Industrial Realty Trust, Inc.	1,577,500	1.0
54,500		Flushing Financial Corp.	742,835	0.5
140,000		FNB Corp.	1,521,800	1.0
27,000		Highwoods Properties, Inc.	908,550	0.6
31,000		IBERIABANK Corp.	1,563,950	1.0
59,500		Independent Bank Corp.	1,737,995	1.1
37,500		Kilroy Realty Corp.	1,815,375	1.2
49,200		LaSalle Hotel Properties	1,433,688	0.9
61,912		Medley Capital Corp.	745,421	0.5
95,000		MFA Mortgage Investments, Inc.	749,550	0.5
110,000	@	National Financial Partners Corp.	1,474,000	0.9
141,000		Northwest Bancshares, Inc.	1,651,110	1.1
43,000		Omega Healthcare Investors, Inc.	967,500	0.6
81,343		Oritani Financial Corp.	1,170,526	0.7
30,000		Platinum Underwriters Holdings Ltd.	1,143,000	0.7
39,000		Prosperity Bancshares, Inc.	1,639,170	1.0
62,893		Sandy Spring Bancorp, Inc.	1,132,074	0.7
175,187		Sterling Bancorp.	1,748,366	1.1
136,233		Susquehanna Bancshares, Inc.	1,403,200	0.9
23,000	@	SVB Financial Group	1,350,560	0.9
126,000		Symetra Financial Corp.	1,590,120	1.0
43,000	@	Texas Capital Bancshares, Inc.	1,736,770	1.1
137,000		Umpqua Holdings Corp.	1,802,920	1.1
			53,389,318	34.0

		Health Care: 7.3%
16,021	@	Cambrex Corp.	150,758	0.1
53,000		Conmed Corp.	1,466,510	0.9
11,500		Cooper Cos., Inc.	917,240	0.6
29,000	@	ICU Medical, Inc.	1,548,020	1.0
116,000	@	Kindred Healthcare, Inc.	1,140,280	0.7
107,972	@	Metropolitan Health Networks, Inc.	1,033,292	0.7
200,000		Stewart Enterprises, Inc.	1,428,000	0.9
47,000	@	Symmetry Medical, Inc.	403,260	0.2

See Accompanying Notes to Financial Statements

11

69,000	@	Vanguard Health Systems, Inc.	613,410	0.4
57,000	@	VCA Antech, Inc.	1,252,860	0.8
29,500	@	WellCare Health Plans, Inc.	1,563,500	1.0
			11,517,130	7.3

		Industrials: 15.7%
38,000	@	Alaska Air Group, Inc.	1,364,200	0.9
50,000	@	Beacon Roofing Supply, Inc.	1,261,000	0.8
225,000	@	Cenveo, Inc.	434,250	0.3
74,000		Deluxe Corp.	1,845,560	1.2
33,000		EMCOR Group, Inc.	918,060	0.6
56,000	@	Geo Group, Inc.	1,272,320	0.8
77,000		Houston Wire & Cable Co.	841,610	0.5
125,000	@	Navigant Consulting, Inc.	1,580,000	1.0
150,000	@	Pacer International, Inc.	813,000	0.5
31,000		Robbins & Myers, Inc.	1,296,420	0.8
93,000	@	Swift Transporation Co.	878,850	0.6
38,500		Textainer Group Holdings Ltd.	1,420,650	0.9
40,712	@	Titan Machinery, Inc.	1,236,423	0.8
91,500	@	TMS International Corp.	912,255	0.6
40,000		Trinity Industries, Inc.	999,200	0.6
22,000	@	United Rentals, Inc.	748,880	0.5
50,000		United Stationers, Inc.	1,347,500	0.9
96,000	@	US Airways Group, Inc.	1,279,680	0.8
72,300	@	USG Corp.	1,377,315	0.9
178,000	@	Wabash National Corp.	1,178,360	0.7
69,000		Werner Enterprises, Inc.	1,648,410	1.0
			24,653,943	15.7

		Information Technology: 13.6%
16,500		Anixter International, Inc.	875,325	0.6
63,387	@	Brightpoint, Inc.	342,923	0.2
43,000	@	Cardtronics, Inc.	1,299,030	0.8
83,000	@	Ciena Corp.	1,358,710	0.9
49,000	@	Cirrus Logic, Inc.	1,464,120	0.9
38,000	@	Elster Group SE ADR	771,400	0.5
83,000	@	Envivio, Inc.	532,030	0.3
77,900		EPIQ Systems, Inc.	954,275	0.6
65,000	@	Fairchild Semiconductor International, Inc.	916,500	0.6
200,000	@	Global Cash Access, Inc.	1,442,000	0.9
105,000	@	IXYS Corp.	1,172,850	0.7
110,000	@	Kulicke & Soffa Industries, Inc.	981,200	0.6
32,000		Lender Processing Services, Inc.	808,960	0.5
91,000	@	Mentor Graphics Corp.	1,365,000	0.9
90,000		Micrel, Inc.	857,700	0.5
45,115	@	NeuStar, Inc.	1,506,841	1.0
31,000	@	Rofin-Sinar Technologies, Inc.	586,830	0.4
30,000	@	Rogers Corp.	1,188,300	0.8
125,321	@	Saba Software, Inc.	1,162,979	0.7
185,000	@	Silicon Image, Inc.	765,900	0.5
65,000	@	TTM Technologies, Inc.	611,650	0.4
70,000	@	Ultra Clean Holdings	450,100	0.3
			21,414,623	13.6

		Materials: 4.5%
139,310		Boise, Inc.	916,660	0.6
88,000	@	Metals USA Holdings Corp.	1,400,080	0.9
47,000		Neenah Paper, Inc.	1,254,430	0.8
33,000	@	RTI International Metals, Inc.	746,790	0.5
24,000		Schweitzer-Mauduit International, Inc.	1,635,360	1.0
55,000		Worthington Industries	1,125,850	0.7
			7,079,170	4.5

		Utilities: 5.5%
75,200		Avista Corp.	2,007,840	1.3
45,000		New Jersey Resources Corp.	1,962,450	1.3
34,500		South Jersey Industries, Inc.	1,758,465	1.1
18,200		Southwest Gas Corp.	794,430	0.5
57,500		UIL Holdings Corp.	2,061,950	1.3
			8,585,135	5.5

	Total Common Stock (Cost $134,318,637)		153,240,307	97.5

SHORT-TERM INVESTMENTS: 2.1%
		Mutual Funds: 2.1%
3,264,230		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,264,230)	3,264,230	2.1

	Total Short-Term Investments (Cost $3,264,230)		3,264,230	2.1

	Total Investments in Securities (Cost $137,582,867)		$156,504,537	99.6
	Assets in Excess of Other Liabilities		604,106	0.4
	Net Assets		$157,108,643	100.0

@	Non-income producing security

ADR	American Depositary Receipt

	Cost for federal income tax purposes is $139,805,344.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$27,706,254
	Gross Unrealized Depreciation	(11,007,061)

	Net Unrealized Appreciation	$16,699,193

See Accompanying Notes to Financial Statements

12

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$153,240,307	$—	$—	$153,240,307
Short-Term Investments	3,264,230	—	—	3,264,230
Total Investments, at fair value	$156,504,537	$—	$—	$156,504,537

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

13

PORTFOLIO OF INVESTMENTS
ING DAVIS NEW YORK VENTURE PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Consumer Discretionary: 9.4%
222,637	@	Bed Bath & Beyond, Inc.	13,758,967	3.3
108,399	@	Carmax, Inc.	2,811,870	0.7
11,900		Cie Financiere Richemont SA	653,427	0.2
29,755		Expedia, Inc.	1,430,323	0.3
97,000	@	Groupon, Inc.	1,031,110	0.3
26,120		Grupo Televisa SAB ADR	561,057	0.1
35,530		Harley-Davidson, Inc.	1,624,787	0.4
16,400		Hunter Douglas NV	640,511	0.1
453,800		Li & Fung Ltd.	878,671	0.2
109,400	@	Liberty Media Corp. - Interactive	1,946,226	0.5
38,960	@	NetFlix, Inc.	2,667,591	0.6
12,080		Tiffany & Co.	639,636	0.2
212,780		Walt Disney Co.	10,319,830	2.5
			38,964,006	9.4

		Consumer Staples: 15.4%
78,350		Coca-Cola Co.	6,126,186	1.5
165,665		Costco Wholesale Corp.	15,738,175	3.8
557,227		CVS Caremark Corp.	26,039,218	6.3
47,100		Diageo PLC ADR	4,854,597	1.2
70,600		Heineken Holding NV	3,162,247	0.8
27,700		Natura Cosmeticos S.A.	638,541	0.1
12,810		Nestle S.A.	764,474	0.2
32,402		Philip Morris International, Inc.	2,827,398	0.7
38,970		Sysco Corp.	1,161,696	0.3
33,840		Unilever NV ADR	1,128,564	0.3
36,320		Walgreen Co.	1,074,346	0.2
			63,515,442	15.4

		Energy: 8.6%
359,760		Canadian Natural Resources Ltd.	9,659,556	2.3
1,246,000		China Coal Energy Co. - Class H	1,034,522	0.3
81,650		Devon Energy Corp.	4,734,884	1.2
33,500		EOG Resources, Inc.	3,018,685	0.7
139,200		Occidental Petroleum Corp.	11,939,184	2.9
125,000	@	OGX Petroleo e Gas Participacoes S.A.	342,295	0.1
38,790		Schlumberger Ltd.	2,517,859	0.6
49,476		Transocean Ltd.	2,213,061	0.5
			35,460,046	8.6

		Financials: 34.9%
46,660		ACE Ltd.	3,458,906	0.8
18,995	@	Alleghany Corp.	6,453,551	1.6
431,620		American Express Co.	25,124,600	6.1
26,130		Ameriprise Financial, Inc.	1,365,554	0.3
12,980	@	Aon PLC	607,204	0.1
48,219		Bank of America Corp.	394,431	0.1
934,390		Bank of New York Mellon Corp.	20,509,861	5.0
115	@	Berkshire Hathaway, Inc. - Class A	14,368,675	3.5
77,148		Brookfield Asset Management, Inc. - Class A	2,553,599	0.6
181,180		Charles Schwab Corp.	2,342,657	0.6
3,190		CME Group, Inc.	855,271	0.2
19,595		Everest Re Group Ltd.	2,027,887	0.5
2,340		Fairfax Financial Holdings Ltd.	926,577	0.2
6,480		Fairfax Financial Holdings Ltd.	2,538,216	0.6
17,170		Goldman Sachs Group, Inc.	1,645,916	0.4
650,800		Hang Lung Group Ltd.	4,024,006	1.0
75,550		JPMorgan Chase & Co.	2,699,402	0.7
152,410	@	Julius Baer Group Ltd.	5,525,882	1.3
306,299		Loews Corp.	12,530,692	3.0
1,525	@	Markel Corp.	673,593	0.2
533,380		Progressive Corp.	11,110,305	2.7
663,367		Wells Fargo & Co.	22,182,992	5.4
			143,919,777	34.9

		Health Care: 4.6%
42,528		Agilent Technologies, Inc.	1,668,799	0.4
14,100		Baxter International, Inc.	749,415	0.2
220,420	@	Express Scripts Holding Co.	12,306,049	3.0
5,940		Johnson & Johnson	401,306	0.1
12,975		Merck & Co., Inc.	541,706	0.1
20,100		Roche Holding AG - Genusschein	3,471,933	0.8
			19,139,208	4.6

		Industrials: 5.2%
1,618,396		China Merchants Holdings International Co., Ltd.	4,951,080	1.2
936,100		China Shipping Development Co., Ltd.	441,126	0.1
32,790		Emerson Electric Co.	1,527,358	0.4
191,550		Iron Mountain, Inc.	6,313,488	1.5
39,357		Kuehne & Nagel International AG	4,169,606	1.0
16,710		Lockheed Martin Corp.	1,455,107	0.4
65,670		Paccar, Inc.	2,573,607	0.6
			21,431,372	5.2

		Information Technology: 8.9%
208,652		Activision Blizzard, Inc.	2,501,738	0.6
24,319	@	Google, Inc. - Class A	14,106,722	3.4
83,600		Hewlett-Packard Co.	1,681,196	0.4
61,100		Intel Corp.	1,628,315	0.4
148,070		Microsoft Corp.	4,529,461	1.1
120,500		Oracle Corp.	3,578,850	0.9
215,710		Texas Instruments, Inc.	6,188,720	1.5
18,500		Visa, Inc.	2,287,155	0.6
			36,502,157	8.9

See Accompanying Notes to Financial Statements

14

		Materials: 7.4%
67,790		Air Products & Chemicals, Inc.	5,472,687	1.3
70,200		BHP Billiton PLC	1,995,249	0.5
39,680		Ecolab, Inc.	2,719,271	0.7
15,860		Martin Marietta Materials, Inc.	1,250,085	0.3
117,330		Monsanto Co.	9,712,577	2.4
75,455		Potash Corp. of Saskatchewan	3,296,629	0.8
28,400		Praxair, Inc.	3,087,932	0.7
45,132		Rio Tinto PLC	2,144,832	0.5
55,994		Sealed Air Corp.	864,547	0.2
8,100	#,@,X	Sino-Forest Corp.	—	—
315,280	@	Sino-Forest Corp.	—	—
			30,543,809	7.4

		Telecommunication Services: 0.4%
60,580		America Movil SAB de CV ADR	1,578,715	0.4

		Total Common Stock (Cost $345,147,318)	391,054,532	94.8

Principal Amount†
CORPORATE BONDS/NOTES: 0.0%
		Materials: 0.0%
649,000	#,±	Sino-Forest Corp., 5.000%, 08/01/13	155,760	0.0

		Total Corporate Bonds/Notes (Cost $649,000)	155,760	0.0

		Total Long-Term Investments (Cost $345,796,318)	391,210,292	94.8

SHORT-TERM INVESTMENTS: 4.3%
		Commercial Paper: 4.3%
6,023,000		Bank Tokyo, 0.160%, 07/06/12	6,022,839	1.5
11,728,000		Societe Generale, 0.200%, 07/02/12	11,727,870	2.8
			17,750,709	4.3

		Total Short-Term Investments (Cost $17,750,709)	17,750,709	4.3

		Total Investments in Securities (Cost $363,547,027)	$408,961,001	99.1
		Assets in Excess of Other Liabilities	3,576,289	0.9
		Net Assets	$412,537,290	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	Cost for federal income tax purposes is $366,464,864.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$71,314,647
	Gross Unrealized Depreciation	(28,818,510)

	Net Unrealized Appreciation	$42,496,137

See Accompanying Notes to Financial Statements

15

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$36,791,397	$2,172,609	$—	$38,964,006
Consumer Staples	59,588,721	3,926,721	—	63,515,442
Energy	34,425,524	1,034,522	—	35,460,046
Financials	134,369,889	9,549,888	—	143,919,777
Health Care	15,667,275	3,471,933	—	19,139,208
Industrials	11,869,560	9,561,812	—	21,431,372
Information Technology	36,502,157	—	—	36,502,157
Materials	26,403,728	4,140,081	—	30,543,809
Telecommunication Services	1,578,715	—	—	1,578,715
Total Common Stock	357,196,966	33,857,566	—	391,054,532
Corporate Bonds/Notes	—	155,760	—	155,760
Short-Term Investments	—	17,750,709	—	17,750,709
Total Investments, at fair value	$357,196,966	$51,764,035	$—	$408,961,001

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

16

PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.9%
			Australia: 0.2%
255,000		#,L	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	261,375	0.1
435,000		#,L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	438,262	0.1
				699,637	0.2

			Bermuda: 0.1%
400,000		#	China Resources Gas Group Ltd, 4.500%, 04/05/22	410,531	0.1

			Brazil: 1.6%
BRL	3,800,000	#	Banco Votorantim SA, 6.250%, 05/16/16	2,112,940	0.5
350,000		L	Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	357,875	0.1
338,000		#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	353,210	0.1
849,000			Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	873,939	0.2
979,660		#,L	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	1,004,151	0.2
645,000			Vale Overseas Ltd., 4.625%, 09/15/20	678,417	0.2
1,150,000			Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	1,256,375	0.3
				6,636,907	1.6

			British Virgin Islands: 0.3%
659,000			Sinochem Overseas Capital Co. Ltd., 4.500%, 11/12/20	666,829	0.1
665,000		#	Sinopec Group Overseas Development 2012 Ltd., 2.750%, 05/17/17	678,203	0.2
				1,345,032	0.3

			Canada: 0.0%
82,867		#,&	Ainsworth Lumber Co., Ltd., 11.000%, 07/29/15	72,509	0.0

			Cayman Islands: 1.0%
900,000		#	Hutchison Whampoa International 12 Ltd., 6.000%, 11/07/49	913,500	0.2
1,087,000		#	IPIC GMTN Ltd., 5.500%, 03/01/22	1,190,265	0.3
555,000		L	Odebrecht Finance Ltd., 7.000%, 04/21/20	610,500	0.2
175,000		#,L	Odebrecht Finance Ltd., 7.500%, 09/29/49	180,740	0.0
470,000		#,L	Sable International Finance Ltd., 8.750%, 02/01/20	505,250	0.1
585,000			Seagate HDD Cayman, 6.875%, 05/01/20	631,800	0.2
				4,032,055	1.0

			Chile: 0.4%
700,000			Corp Nacional del Cobre de Chile, 3.875%, 11/03/21	740,339	0.2
450,000			Empresa Nacional del Petroleo, 4.750%, 12/06/21	472,752	0.1
450,000			Empresa Nacional del Petroleo, 5.250%, 08/10/20	487,584	0.1
				1,700,675	0.4

			China: 0.1%
300,000		#	Mega Advance Investments Ltd., 6.375%, 05/12/41	360,539	0.1

			Colombia: 0.1%
492,000		#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	521,520	0.1

			Ireland: 0.1%
400,000			SCF Capital Ltd., 5.375%, 10/27/17	383,500	0.1

			Italy: 0.1%
544,000			Telecom Italia Capital S.A., 5.250%, 11/15/13	546,720	0.1

			Kazakhstan: 0.5%
1,558,000		#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	1,776,120	0.4
300,000			KazMunayGas National Co., 7.000%, 05/05/20	342,000	0.1
				2,118,120	0.5

			Luxembourg: 0.3%
1,400,000		#	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	1,414,043	0.3

			Mexico: 2.9%
MXN	8,400,000		America Movil S.A.B de CV, 8.460%, 12/18/36	661,953	0.1
MXN	1,007,437		Banco Invex S.A., 6.450%, 03/13/34	97,649	0.0
232,000		#	Comision Federal de Electricidad, 5.750%, 02/14/42	245,920	0.1
MXN	350,536		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	44,401	0.0
288,000		#	Petroleos Mexicanos, 4.875%, 01/24/22	311,760	0.1
1,216,000			Petroleos Mexicanos, 5.500%, 01/21/21	1,380,160	0.3
393,000		#	Petroleos Mexicanos, 6.500%, 06/02/41	460,793	0.1
MXN	92,300,000	#	Petroleos Mexicanos, 7.650%, 11/24/21	7,425,681	1.8
422,000		#,L	Petroleos Mexicanos, 5.500%, 06/27/44	432,550	0.1
1,070,000			Sigma Alimentos SA de CV, 5.625%, 04/14/18	1,158,275	0.3
				12,219,142	2.9

See Accompanying Notes to Financial Statements

17

			Netherlands: 0.6%
200,000		#	Carlson Wagonlit BV, 6.875%, 06/15/19	206,000	0.1
840,000			Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	893,439	0.2
450,000		#	Schaeffler Finance BV, 7.750%, 02/15/17	471,375	0.1
220,000		#	Schaeffler Finance BV, 8.500%, 02/15/19	235,950	0.1
495,000		#	UPCB Finance VI Ltd., 6.875%, 01/15/22	507,375	0.1
				2,314,139	0.6

			New Zealand: 0.2%
365,000		#	Reynolds Group Issuer, Inc., 9.000%, 04/15/19	365,913	0.1
480,000		#	Reynolds Group Issuer, Inc., 8.500%, 05/15/18	472,800	0.1
				838,713	0.2

			Philippines: 0.1%
660,000		#,+	Tiers Trust, 0.000% (step rate 8.600%), 06/15/97	481,307	0.1

			Qatar: 0.1%
430,000		#	Nakilat, Inc., 6.067%, 12/31/33	482,675	0.1

			Russia: 0.5%
300,000		#	Gaz Capital for Gazprom, 8.125%, 07/31/14	329,875	0.1
890,000		#	Gaz Capital for Gazprom, 9.250%, 04/23/19	1,114,538	0.3
400,000		#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	430,808	0.1
				1,875,221	0.5

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	137,443	0.0

			South Korea: 0.9%
328,000		#	Korea Gas Corp., 6.250%, 01/20/42	395,164	0.1
KRW	1,046,000,000		Korea Monetary Stabilization Bond, 3.280%, 10/02/12	913,346	0.2
KRW	2,784,000,000		Korea Monetary Stabilization Bond, 3.810%, 08/02/12	2,431,788	0.6
				3,740,298	0.9

			United Arab Emirates: 0.3%
765,000		#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	850,106	0.2
490,000		#	Dolphin Energy Ltd., 5.500%, 12/15/21	548,212	0.1
				1,398,318	0.3

			United Kingdom: 0.9%
EUR	435,000		Bank of Scotland PLC, 4.375%, 07/13/16	603,535	0.1
EUR	305,000		Bank of Scotland PLC, 4.500%, 07/13/21	432,117	0.1
520,000		#	Barclays Bank PLC, 6.050%, 12/04/17	528,079	0.1
846,000			GlaxoSmithKline Capital PLC, 2.850%, 05/08/22	863,137	0.2
200,000		#	Ineos Finance PLC, 8.375%, 02/15/19	207,500	0.1
260,000			Intelsat Jackson Holdings SA, 7.250%, 10/15/20	274,300	0.1
275,000			Intelsat Jackson Holdings SA, 7.500%, 04/01/21	292,187	0.1
6,845		&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	7,093	0.0
463,000		#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	457,033	0.1
				3,664,981	0.9

			United States: 16.9%
48,000			ABI Escrow Corp., 10.250%, 10/15/18	53,520	0.0
540,000			Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
225,000			Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
270,000			Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
540,000			Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
260,000		±	Abitibi-Consolidated Escrow, 7.750%, 06/15/11	—	—
705,000		#	AES Corp./The, 7.375%, 07/01/21	787,838	0.2
400,000		L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	340,000	0.1
855,000			Altria Group, Inc., 9.700%, 11/10/18	1,185,218	0.3
1,278,000			American Express Credit Corp., 5.125%, 08/25/14	1,381,444	0.3
575,000			Ameristar Casinos, Inc., 7.500%, 04/15/21	618,125	0.1
430,000			Amkor Technology, Inc., 7.375%, 05/01/18	448,812	0.1
705,000		L	Arch Coal, Inc., 7.250%, 06/15/21	593,962	0.1
2,203,000			AT&T, Inc., 2.500%, 08/15/15	2,295,409	0.5
EUR	112,000		BA Covered Bond Issuer, 4.250%, 04/05/17	150,674	0.0
905,000			Bank of America Corp., 5.625%, 07/01/20	971,116	0.2
618,000			Bank of America Corp., 5.700%, 01/24/22	682,376	0.2
382,000			Bankrate, Inc./Old, 11.750%, 07/15/15	428,795	0.1
185,000		L	BE Aerospace, Inc., 6.875%, 10/01/20	205,350	0.1
370,000		±	Bowater Pulp and Paper, 10.600%, 01/15/11	—	—
875,000		±	Bowater, Inc. Escrow, 6.500%, 01/15/11	—	—
530,000		#	Calpine Corp., 7.875%, 07/31/20	586,975	0.1
600,000			Case New Holland, Inc., 7.875%, 12/01/17	696,000	0.2
6,867		&	Catalent Pharma Solutions, Inc., 9.500%, 04/15/15	7,064	0.0
150,000			Celanese US Holdings LLC, 5.875%, 06/15/21	161,063	0.0
1,129,000			Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	1,209,183	0.3

See Accompanying Notes to Financial Statements

18

200,000	L	Chesapeake Energy Corp., 6.625%, 08/15/20	199,000	0.0
180,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	162,900	0.0
240,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	256,800	0.1
310,967	#	CIT Group, Inc., 7.000%, 05/02/17	311,939	0.1
825,000		Citigroup, Inc., 6.010%, 01/15/15	887,025	0.2
2,017,000		Comcast Corp., 5.700%, 05/15/18	2,382,950	0.6
627,000		CVS Caremark Corp., 6.125%, 09/15/39	783,219	0.2
700,000		DaVita, Inc., 6.625%, 11/01/20	733,250	0.2
1,233,000		Devon Energy Corp., 5.600%, 07/15/41	1,438,022	0.3
446,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	470,981	0.1
887,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	1,034,572	0.2
1,276,000		Entergy Corp., 5.125%, 09/15/20	1,327,849	0.3
1,365,000		Exelon Generation Co. LLC, 4.000%, 10/01/20	1,376,871	0.3
835,000		Ferro Corp., 7.875%, 08/15/18	818,300	0.2
350,000	#	Fidelity National Information Services, Inc., 5.000%, 03/15/22	357,875	0.1
959,000		First Horizon National Corp., 5.375%, 12/15/15	1,012,895	0.2
1,186,000		FirstEnergy Solutions Corp., 4.800%, 02/15/15	1,259,952	0.3
2,079,000		General Electric Capital Corp., 2.250%, 11/09/15	2,123,227	0.5
930,000		Goldman Sachs Group, Inc./The, 5.250%, 07/27/21	947,082	0.2
715,000	L	Goodyear Tire & Rubber Co., 8.250%, 08/15/20	760,581	0.2
725,000	X	Greektown LLC Escrow	—	—
710,000		HCA, Inc., 6.375%, 01/15/15	757,925	0.2
740,000		HCA, Inc., 7.250%, 09/15/20	817,700	0.2
1,050,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,055,778	0.3
572,000		HSBC USA, Inc., 5.000%, 09/27/20	582,580	0.1
240,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	256,200	0.1
655,000	L	Huntsman International LLC, 8.625%, 03/15/21	741,788	0.2
670,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	792,483	0.2
1,263,000	#	Hyundai Capital America, 4.000%, 06/08/17	1,308,781	0.3
1,165,000		Indiana Michigan Power, 7.000%, 03/15/19	1,451,666	0.3
240,000		Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	241,200	0.1
375,000		International Lease Finance Corp., 5.875%, 05/01/13	385,312	0.1
335,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	326,625	0.1
810,000	X	Jefferson Smurfit Escrow, 10/01/12	—	—
245,000	X	Jefferson Smurfit Escrow, 06/01/13	—	—
1,087,000		JPMorgan Chase Bank NA, 5.875%, 06/13/16	1,193,528	0.3
415,000		KB Home, 5.875%, 01/15/15	412,925	0.1
1,760,000		Kellogg Co., 4.000%, 12/15/20	1,942,202	0.5
86	#	Kern River Funding Corp., 4.893%, 04/30/18	94	0.0
821,000		Kraft Foods, Inc., 6.500%, 08/11/17	997,662	0.2
575,000	#	Lamar Media Corp., 5.875%, 02/01/22	592,250	0.1
828,000		Lorillard Tobacco Co., 6.875%, 05/01/20	981,286	0.2
350,000		Ltd. Brands, Inc., 5.625%, 02/15/22	362,250	0.1
575,000	L	Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	587,937	0.1
681,000		Morgan Stanley, 4.100%, 01/26/15	677,653	0.2
305,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	307,288	0.1
380,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	427,975	0.1
765,000		News America, Inc., 4.500%, 02/15/21	840,824	0.2
1,422,000		Oracle Corp., 5.375%, 07/15/40	1,751,641	0.4
700,000		Owens, 7.375%, 05/15/16	784,000	0.2
1,075,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	1,370,581	0.3
705,000		Pinnacle Entertainment, Inc., 8.625%, 08/01/17	770,212	0.2
740,000		Plains Exploration & Production Co., 7.625%, 04/01/20	784,400	0.2
1,272,000		Protective Life Corp., 8.450%, 10/15/39	1,537,370	0.4
97,493	&	Radio One, Inc., 15.000%, 05/24/16	77,751	0.0
500,000	#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	501,270	0.1
255,000	#	Sealed Air Corp., 8.375%, 09/15/21	289,425	0.1
492,000	L	Select Medical Corp., 7.625%, 02/01/15	493,230	0.1
430,000		SLM Corp., 8.000%, 03/25/20	473,000	0.1
195,000		Smithfield Foods, Inc., 7.750%, 07/01/17	216,694	0.1
475,000	X	Smurfit-Stone Container Corp. Escrow, 03/15/17	—	—
1,342,000		St. Jude Medical, Inc., 2.500%, 01/15/16	1,395,650	0.3
1,510,000	±,X	Station Casinos, Inc., 6.500%, 02/01/14	—	—

See Accompanying Notes to Financial Statements

19

245,000		X	Stone Webster Escrow, 07/01/12	—	—
1,500,000			Symantec Corp., 4.200%, 09/15/20	1,538,117	0.4
445,000			The Bank of New York Mellon Corp., 3.550%, 09/23/21	474,500	0.1
6,000			Thermon Industries, Inc., 9.500%, 05/01/17	6,630	0.0
2,858,000			Time Warner Cable, Inc., 5.875%, 11/15/40	3,214,478	0.8
1,056,000			Time Warner, Inc., 6.500%, 11/15/36	1,255,325	0.3
160,000			Toll Brothers Finance Corp., 5.875%, 02/15/22	168,711	0.0
705,000			Toys R Us Property Co. II LLC, 8.500%, 12/01/17	737,606	0.2
325,000		X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
505,000		#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	508,788	0.1
638,000			Wells Fargo & Co., 3.676%, 06/15/16	679,963	0.2
300,000			Windstream Corp., 7.000%, 03/15/19	309,000	0.1
400,000			Windstream Corp., 8.125%, 09/01/18	432,000	0.1
EUR	585,000		WM Covered Bond Program, 4.000%, 09/27/16	799,596	0.2
310,000			WPX Energy, Inc., 6.000%, 01/15/22	310,000	0.1
740,000		#	XM Satellite Radio, Inc., 7.625%, 11/01/18	799,200	0.2
				71,169,264	16.9

			Venezuela: 0.7%
3,881,400			Petroleos de Venezuela SA, 9.000%, 11/17/21	2,841,185	0.7
292,800			Petroleos de Venezuela SA, 9.750%, 05/17/35	202,172	0.0
				3,043,357	0.7

		Total Corporate Bonds/Notes (Cost $116,885,307)		121,606,646	28.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.8%
			United States: 9.8%
1,422,346			Banc of America Alternative Loan Trust, 4.750%, 02/25/19	1,433,989	0.3
970,000			Banc of America Commercial Mortgage, Inc., 5.661%, 06/10/49	958,431	0.2
2,291,062			Banc of America Funding Corp., 5.500%, 02/25/35	2,296,351	0.5
440,000			Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.193%, 09/10/47	420,022	0.1
501,000		#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.321%, 07/10/43	485,515	0.1
350,000		#	Bear Stearns Commercial Mortgage Securities, 5.713%, 04/12/38	326,204	0.1
395,052			Citigroup Mortgage Loan Trust, Inc., 2.653%, 05/25/35	359,024	0.1
271,110			Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	270,181	0.1
418,528			Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	408,711	0.1
440,000			Credit Suisse First Boston Mortgage Securities Corp., 5.100%, 08/15/38	412,818	0.1
1,256,959		#	Credit Suisse Mortgage Capital Certificates, 5.113%, 07/27/37	1,275,377	0.3
1,621,369			Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	1,620,852	0.4
300,000			Credit Suisse Mortgage Capital Certificates, 5.869%, 06/15/39	322,359	0.1
1,611,487			CW Capital Cobalt Ltd., 5.927%, 05/15/46	1,614,389	0.4
212,118		#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.745%, 01/27/37	103,784	0.0
465,257		#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	466,506	0.1
1,140,000		#	GS Mortgage Securities Corp. II, 5.309%, 01/10/40	1,142,665	0.3
292,961			GSR Mortgage Loan Trust, 2.655%, 09/25/35	282,076	0.1
970,000		#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	968,345	0.2
847,093			JP Morgan Commercial Mortgage Finance Corp., 8.513%, 08/15/32	866,233	0.2
500,000			JP Morgan Commercial Mortgage Finance Corp., 8.654%, 08/15/32	513,293	0.1
13,890,755		^	JPMorgan Chase Commerical Mortgage Securities Corp., 1.615%, 08/15/46	1,096,951	0.3
1,504,881			JPMorgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	1,506,897	0.4
728,136			JPMorgan Chase Commerical Mortgage Securities Corp., 5.305%, 01/15/49	734,186	0.2
579,590			JPMorgan Chase Commerical Mortgage Securities Corp., 5.994%, 06/15/49	580,527	0.1
840,000		#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	842,710	0.2
423,388			JPMorgan Mortgage Trust, 3.414%, 07/25/35	374,241	0.1
368,000			LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	361,400	0.1

See Accompanying Notes to Financial Statements

20

390,000		#	LB-UBS Commercial Mortgage Trust, 5.032%, 10/15/36	372,241	0.1
250,000		#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	249,893	0.1
1,900,000			LB-UBS Commercial Mortgage Trust, 6.087%, 06/15/38	1,563,704	0.4
409,075			MASTR Adjustable Rate Mortgages Trust, 2.842%, 04/25/36	310,652	0.1
GBP	1,688,000		MBNA Credit Card Master Note Trust, 6.100%, 05/17/13	2,689,919	0.6
1,216,078			Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	1,227,902	0.3
798,292			Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	819,074	0.2
818,000			Morgan Stanley Capital I, 5.302%, 01/14/42	816,846	0.2
470,000			Morgan Stanley Capital I, 5.300%, 06/15/40	435,917	0.1
1,690,000			Morgan Stanley Capital I, 5.532%, 06/15/38	1,675,509	0.4
1,280,000		#	Morgan Stanley Capital I, 5.623%, 01/13/41	1,271,242	0.3
530,000		#	Morgan Stanley Reremic Trust, 5.853%, 12/17/43	540,589	0.1
1,700,000		#	PNC Mortgage Acceptance Corp., 6.220%, 10/12/33	1,556,748	0.4
650,000		#	RBSCF Trust, 5.305%, 01/16/49	658,808	0.2
19,370			Residential Accredit Loans, Inc., 3.477%, 04/25/35	3,773	0.0
157,624			Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	157,304	0.0
679,000		#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	675,320	0.2
1,073,644			Wachovia Bank Commercial Mortgage Trust, 6.052%, 02/15/51	1,072,490	0.2
587,793			Wells Fargo Mortgage Backed Securities Trust, 5.500%, 09/25/37	586,755	0.1
561,757			Wells Fargo Mortgage-Backed Securities Trust, 2.610%, 02/25/35	524,637	0.1
189,485			Wells Fargo Mortgage-Backed Securities Trust, 2.652%, 02/25/34	178,545	0.0
1,735,703			Wells Fargo Mortgage-Backed Securities Trust, 5.346%, 08/25/35	1,722,960	0.4

		Total Collateralized Mortgage Obligations (Cost $41,597,829)		41,154,865	9.8

STRUCTURED PRODUCTS: 0.5%
			Brazil: 0.4%
1,962,500		#	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Notes, 9.264%, 09/17/13	1,698,151	0.4

			Mexico: 0.1%
MXN	97,261		Reforma BLN-Backed I - Class 2A Asset Backed Variable Funding Notes, 05/22/15	7,000	0.0
MXN	170,161		Reforma BLN-Backed I - Class 2B Asset Backed Variable Funding Notes, 05/22/15	12,246	0.0
MXN	2,565,617		Reforma BLN-Backed I - Class 2C Asset Backed Variable Funding Notes, 05/22/15	184,636	0.1
MXN	186,979		Reforma BLN-Backed I - Class 2D Asset Backed Variable Funding Notes, 05/22/15	13,456	0.0
MXN	135,844		Reforma BLN-Backed I - Class 2E Asset Backed Variable Funding Notes, 05/22/15	9,776	0.0
MXN	86,756		Reforma BLN-Backed I - Class 2F Asset Backed Variable Funding Notes, 05/22/15	6,243	0.0
MXN	15,977		Reforma BLN-Backed I - Class 2G Asset Backed Variable Funding Notes, 05/22/15	1,150	0.0
				234,507	0.1

			Russia: 0.0%
RUB	11,097,000	±	Credit Suisse International - Moitk Total Return Linked Notes, 8.990%, 03/30/11	—	—
RUB	19,450,000		Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Notes, 8.590%, 05/24/15	—	—
RUB	10,047,117		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 08/22/34	147,200	0.0
				147,200	0.0

		Total Structured Products (Cost $3,823,517)		2,079,858	0.5

U.S. TREASURY OBLIGATIONS: 0.8%
			U.S. Treasury Bonds: 0.3%
163,000			1.750%, due 05/15/22	164,503	0.0
1,080,000			3.125%, due 02/15/42	1,162,350	0.3
				1,326,853	0.3

			U.S. Treasury Notes: 0.5%
1,000,000			0.625%, due 05/31/17	996,016	0.2

See Accompanying Notes to Financial Statements

21

1,000,000		1.125%, due 05/31/19	1,002,344	0.3
			1,998,360	0.5

	Total U.S. Treasury Obligations (Cost $3,351,658)		3,325,213	0.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.7%
		Federal Home Loan Mortgage Corporation: 5.3%##
100,934		0.692%, due 02/15/29	101,704	0.0
43,221		0.742%, due 03/15/32	43,590	0.0
181,724		0.742%, due 01/15/33	182,951	0.1
3,285,000		1.125%, due 07/27/12	3,287,318	0.8
54,480		1.192%, due 08/15/31	55,713	0.0
35,511		1.192%, due 02/15/32	36,315	0.0
36,544		1.242%, due 02/15/32	37,264	0.0
35,625		1.242%, due 02/15/32	36,327	0.0
53,165		1.242%, due 03/15/32	54,226	0.0
1,698,000		1.750%, due 05/30/19	1,740,705	0.4
5,880,000		2.375%, due 01/13/22	6,052,384	1.5
1,986,876		4.500%, due 01/01/42	2,129,073	0.5
1,500,000		5.000%, due 02/16/17	1,783,449	0.4
17,712		5.000%, due 01/01/20	19,198	0.0
92,089		5.000%, due 02/01/20	99,007	0.0
585,914		5.000%, due 09/15/23	643,874	0.2
860,000		5.000%, due 02/15/34	986,496	0.2
870,000		5.000%, due 11/15/34	992,490	0.3
52,230		5.000%, due 12/01/34	56,521	0.0
60,272		5.500%, due 01/01/18	65,225	0.0
9,332,233	^	5.808%, due 07/15/40	1,769,783	0.4
316,086	^	5.908%, due 07/15/35	53,645	0.0
48,724		6.000%, due 05/15/17	52,454	0.0
109,615		6.000%, due 02/01/34	122,919	0.0
14,406		6.500%, due 04/01/18	15,245	0.0
38,581		6.500%, due 02/01/22	43,212	0.0
41,781		6.500%, due 09/01/22	46,796	0.0
118,103		6.500%, due 04/15/28	136,181	0.0
25,478		6.500%, due 06/15/31	29,357	0.0
281,037		6.500%, due 02/15/32	323,974	0.1
177,090		6.500%, due 06/15/32	204,352	0.1
12,802		6.500%, due 08/01/32	14,585	0.0
41,138		6.500%, due 07/01/34	46,867	0.0
25,533		6.500%, due 07/01/34	29,059	0.0
158,819		6.750%, due 02/15/24	180,624	0.1
203,001		7.000%, due 09/15/26	236,220	0.1
35,247	^	7.000%, due 03/15/28	7,144	0.0
203,403	^	7.000%, due 04/15/28	41,838	0.0
322,380	^	7.408%, due 03/15/29	67,196	0.0
323,260	^	7.458%, due 03/15/29	64,888	0.0
174,318		7.500%, due 09/15/22	201,131	0.1
425,950	^	8.708%, due 08/15/29	109,155	0.0
53,408		23.497%, due 06/15/34	67,535	0.0
86,987		23.864%, due 08/15/35	120,813	0.0
			22,388,803	5.3

		Federal National Mortgage Association: 7.0%##
18,915		0.645%, due 11/25/33	19,026	0.0
25,428		0.743%, due 10/18/32	25,652	0.0
8,744,714		0.865%, due 12/25/36	8,811,887	2.1
3,030,000		1.125%, due 07/30/12	3,032,441	0.7
80,615		1.245%, due 12/25/31	82,258	0.0
11,795		1.245%, due 04/25/32	12,037	0.0
38,330		1.245%, due 04/25/32	39,117	0.0
111,121		1.245%, due 09/25/32	113,338	0.0
111,136		1.245%, due 12/25/32	113,353	0.0
568,429		2.764%, due 10/01/36	606,952	0.2
12,231		4.000%, due 07/25/17	12,246	0.0
392,000	W	4.000%, due 02/25/39	417,296	0.1
396,613		4.500%, due 08/25/25	431,846	0.1
11,759,702	^	5.000%, due 05/25/18	982,220	0.3
1,581,238		5.000%, due 07/25/40	1,699,346	0.4
189,380		5.000%, due 06/01/41	206,195	0.1
2,000,000		5.375%, due 06/12/17	2,426,944	0.6
48,954		5.500%, due 09/01/19	53,649	0.0
59,873		5.500%, due 09/01/19	65,615	0.0
131,043		5.500%, due 09/01/24	144,271	0.1
79,000		5.500%, due 08/25/34	87,109	0.0
52,293		6.000%, due 03/25/17	56,570	0.0
80,980		6.000%, due 06/01/17	89,097	0.0
34,826		6.000%, due 05/01/21	38,296	0.0
94,191		6.000%, due 01/25/32	105,679	0.0
549,614		6.000%, due 11/01/34	613,489	0.2
800,051		6.000%, due 04/01/35	893,031	0.2
7,923,744	^	6.205%, due 02/25/42	1,701,462	0.4
431,635	^	6.295%, due 06/25/37	75,946	0.0
1,369,342	^	6.325%, due 06/25/36	198,985	0.1
47,474		6.500%, due 04/25/29	54,003	0.0
83,485		6.500%, due 11/25/29	95,624	0.0
266,148		6.500%, due 12/01/29	306,020	0.1
92,838		6.500%, due 10/25/31	107,433	0.0
92,604		6.500%, due 04/25/32	103,291	0.0
114,788		6.500%, due 01/01/34	132,582	0.1
59,693	^	6.505%, due 05/25/35	12,883	0.0
180,925	^	6.805%, due 10/25/22	10,914	0.0
109,086	^	6.855%, due 06/25/23	15,112	0.0
306,478	^	6.985%, due 09/25/36	69,860	0.0
4,876		7.000%, due 09/01/14	5,117	0.0
17,422		7.000%, due 11/01/17	18,517	0.0
613		7.000%, due 02/01/31	686	0.0
113,782	^	7.000%, due 03/25/33	22,968	0.0
1,571		7.000%, due 04/01/33	1,848	0.0
84,256	^	7.000%, due 04/25/33	16,498	0.0
579,726	^	7.305%, due 10/25/33	102,112	0.0
667,191	^	7.385%, due 03/25/23	71,239	0.0
61,235		7.500%, due 09/01/32	75,064	0.0
159,280		7.500%, due 01/01/33	193,733	0.1
366,584	^	7.505%, due 07/25/31	76,920	0.0
208,443	^	7.505%, due 02/25/32	42,523	0.0
106,295	^	7.705%, due 07/25/32	22,593	0.0
649,920		23.019%, due 07/25/35	835,147	0.2
137,802		23.300%, due 06/25/36	197,295	0.1
85,745		23.667%, due 03/25/36	122,561	0.0
101,992		27.081%, due 04/25/35	163,567	0.1
1,558,952		32.224%, due 11/25/36	2,783,404	0.7
230,128	^	5.500%, due 07/01/33	33,243	0.0
87,919	^	5.500%, due 06/01/35	12,185	0.0
387,558	^	6.000%, due 12/01/32	61,646	0.0
139,829	^	6.000%, due 02/01/33	24,598	0.0
212,647	^	6.000%, due 03/01/33	35,004	0.0
146,841	^	6.000%, due 03/01/33	23,520	0.0
97,655	^	6.000%, due 09/01/35	15,735	0.0
611,570	^	6.500%, due 02/01/32	118,922	0.0
86,887	^	7.000%, due 02/01/28	18,409	0.0
125,613	^	7.500%, due 01/01/24	27,164	0.0
			29,185,293	7.0

		Government National Mortgage Association: 1.4%
4,485,926	^	4.000%, due 04/20/38	587,510	0.2
196,601		5.000%, due 04/15/34	217,758	0.1
145,077		5.500%, due 04/15/33	162,055	0.0
28,063		5.500%, due 07/15/33	31,329	0.0
57,717		5.500%, due 04/15/34	64,508	0.0
11,564,211	^	5.606%, due 06/20/40	1,791,226	0.4
42,542		6.500%, due 02/20/35	49,138	0.0
104,491		8.000%, due 01/16/30	125,732	0.0
453,364		8.000%, due 02/16/30	545,778	0.1

See Accompanying Notes to Financial Statements

22

1,534,593			21.258%, due 03/20/37	2,312,340	0.6
				5,887,374	1.4

		Total U.S. Government Agency Obligations (Cost $53,936,542)		57,461,470	13.7

FOREIGN GOVERNMENT BONDS: 35.0%
			Argentina: 0.2%
1,470,005		+	Argentina Government International Bond, 2.500%, 12/31/38	477,752	0.1
787,328			Argentina Government International Bond, 8.280%, 12/31/33	519,636	0.1
				997,388	0.2

			Brazil: 5.1%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	919,918	0.2
BRL	20,886,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	10,458,671	2.5
BRL	13,339,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	6,597,216	1.6
1,423,000			Brazilian Government International Bond, 4.875%, 01/22/21	1,652,815	0.4
1,420,000			Federal Republic of Brazil, 5.625%, 01/07/41	1,748,730	0.4
				21,377,350	5.1

			Canada: 0.6%
CAD	1,000,000		Canadian Government Bond, 1.500%, 03/01/17	993,616	0.2
CAD	1,000,000		Canadian Government Bond, 5.750%, 06/01/33	1,541,705	0.4
				2,535,321	0.6

			Colombia: 0.5%
1,367,000			Colombia Government International Bond, 6.125%, 01/18/41	1,783,935	0.4
100,000			Colombia Government International Bond, 7.375%, 09/18/37	148,450	0.1
				1,932,385	0.5

			Dominican Republic: 0.7%
DOP	111,000,000	#	Dominican Republic International Bond, 16.950%, 02/04/22	2,949,013	0.7

			Germany: 4.5%
EUR	300,000		Bundesrepublik Deutschland, 2.500%, 07/04/44	392,975	0.1
EUR	11,650,000		Bundesobligation, 0.500%, 04/07/17	14,650,074	3.5
EUR	3,100,000		Bundesschatzanweisungen, 0.250%, 03/14/14	3,932,508	0.9
				18,975,557	4.5

			Hungary: 0.4%
1,718,000			Hungary Government International Bond, 6.375%, 03/29/21	1,681,922	0.4

			Indonesia: 0.6%
1,840,000		#	Indonesia Government International Bond, 3.750%, 04/25/22	1,844,600	0.4
600,000			Indonesia Government International Bond, 6.875%, 01/17/18	711,750	0.2
				2,556,350	0.6

			Lithuania: 0.4%
747,000		#	Lithuania Government International Bond, 5.125%, 09/14/17	791,820	0.2
400,000			Lithuania Government International Bond, 6.625%, 02/01/22	459,500	0.1
500,000		#	Lithuania Government International Bond, 6.625%, 02/01/22	574,375	0.1
				1,825,695	0.4

			New Zealand: 0.3%
NZD	1,275,000		New Zealand Government Bond, 6.000%, 04/15/15	1,116,286	0.3

			Norway: 0.0%
NOK	415,000		Norway Government Bond, 5.000%, 05/15/15	76,935	0.0

			Panama: 0.5%
458,000			Panama Government International Bond, 5.200%, 01/30/20	537,005	0.1
1,090,000			Panama Government International Bond, 6.700%, 01/26/36	1,476,950	0.4
				2,013,955	0.5

			Peru: 0.4%
1,214,000			Peruvian Government International Bond, 5.625%, 11/18/50	1,478,045	0.3
300,000			Peruvian Government International Bond, 7.350%, 07/21/25	423,000	0.1
				1,901,045	0.4

			Philippines: 0.7%
1,331,000			Philippine Government International Bond, 4.000%, 01/15/21	1,435,816	0.4
900,000			Philippine Government International Bond, 5.000%, 01/13/37	983,250	0.2
291,000			Philippine Government International Bond, 10.625%, 03/16/25	482,333	0.1
				2,901,399	0.7

			Poland: 0.3%
983,000			Poland Government International Bond, 5.000%, 03/23/22	1,077,859	0.3

See Accompanying Notes to Financial Statements

23

			Russia: 13.8%
1,849,756		#	Russia Government Bond, 7.500%, 03/31/30	2,225,423	0.5
RUB	428,000,000		Russian Federal Bond - OFZ, 7.500%, 02/27/19	12,825,628	3.1
RUB	726,000,000		Russian Federal Bond - OFZ, 7.500%, 03/15/18	21,934,957	5.2
RUB	681,000,000		Russian Federal Bond - OFZ, 7.600%, 04/14/21	20,312,509	4.8
200,000		#	Russian Foreign Bond - Eurobond, 3.250%, 04/04/17	201,748	0.1
481,558			Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	579,358	0.1
				58,079,623	13.8

			South Africa: 2.3%
1,899,000			South Africa Government Bond, 5.500%, 03/09/20	2,198,093	0.5
ZAR	56,800,000		South Africa Government Bond, 6.250%, 03/31/36	5,323,600	1.3
ZAR	6,950,000		South Africa Government Bond, 6.750%, 03/31/21	821,795	0.2
ZAR	9,330,000		South Africa Government Bond, 8.000%, 12/21/18	1,208,666	0.3
				9,552,154	2.3

			South Korea: 0.6%
KRW	2,458,000,000		Korea Treasury Bond, 5.000%, 06/10/20	2,359,907	0.6

			Turkey: 0.8%
412,000			Turkey Government International Bond, 5.125%, 03/25/22	430,025	0.1
301,000			Turkey Government International Bond, 6.250%, 09/26/22	341,635	0.1
2,213,000			Turkey Government International Bond, 7.500%, 11/07/19	2,688,795	0.6
				3,460,455	0.8

			Ukraine: 0.8%
946,000		#	Ukraine Government International Bond, 6.250%, 06/17/16	851,400	0.2
1,459,000			Ukraine Government International Bond, 7.650%, 06/11/13	1,437,115	0.3
821,000		#	Ukraine Government International Bond, 7.650%, 06/11/13	808,685	0.2
497,000			Ukraine Government International Bond, 6.250%, 06/17/16	447,300	0.1
				3,544,500	0.8

			United Kingdom: 0.8%
GBP	1,600,000		United Kingdom Gilt, 4.500%, 12/07/42	3,230,208	0.8

			Uruguay: 0.7%
756,000			Uruguay Government International Bond, 6.875%, 09/28/25	1,001,700	0.2
419,937			Uruguay Government International Bond, 7.625%, 03/21/36	608,908	0.1
194,494		&	Uruguay Government International Bond, 7.875%, 01/15/33	283,475	0.1
749,876			Uruguay Government International Bond, 8.000%, 11/18/22	1,059,200	0.3
				2,953,283	0.7

		Total Foreign Government Bonds (Cost $146,996,653)		147,098,590	35.0

Shares
COMMON STOCK: 0.1%
			United States: 0.1%
43,083		@,L	American Media, Inc.	560,079	0.1

		Total Common Stock (Cost $1,236,380)		560,079	0.1

WARRANTS: —%
			Consumer Discretionary: —%
2,406		@,X	Media News Group	—	—

		Total Warrants (Cost $—)		—	—

# of Contracts
PURCHASED OPTIONS: 0.3%
			Credit Default Swaptions: 0.1%
17,680,000		@	Call on OTC Swaption, CDX.NA.HY.18, Portfolio Receives, Strike @ 94.000, Exp. 09/19/12 Counterparty: Morgan Stanley	365,124	0.1

			Interest Rate Swaptions: 0.0%
23,400,000		@	Call OTC Swaption, 3-month USD-LIBOR-BBA, Fund Receives, Strike @ 2.400%, Exp. 07/11/22 Counterparty: Citigroup, Inc.	6	0.0

			Options On Currencies: 0.2%
21,400,000		@	CAD Put vs. USD Call Currency Option, Strike @ 1.100, Exp. 08/16/12 Counterparty: Barclays Bank PLC	12,852	0.0
10,600,000		@	EUR Put vs. USD Call Currency Option, Strike @ 1.200, Exp. 07/05/12 Counterparty: Barclays Bank PLC	60	0.0
10,400,000		@	EUR Put vs. USD Call Currency Option, Strike @ 1.200, Exp. 08/23/12 Counterparty: Deutsche Bank AG	29,222	0.0

See Accompanying Notes to Financial Statements

24

21,800,000	@ EUR Put vs. USD Call Currency Option, Strike @ 1.275, Exp. 01/04/13 Counterparty: Barclays Bank PLC	747,837	0.2
31,800,000	@ EUR Put vs. USD Call Currency Option, Strike @ 1.180, Exp. 09/17/12 Counterparty: Barclays Bank PLC	106,000	0.0
22,000,000	@ JPY Put vs. USD Call Currency Option, Strike @ 82.000, Exp. 09/10/12 Counterparty: Morgan Stanley	141,459	0.0
12,700,000	@ SEK Put vs. USD Call Currency Option, Strike @ 7.700, Exp. 08/31/12 Counterparty: Barclays Bank PLC	17,189	0.0
8,400,000	@ USD Put vs. ZAR Call Currency Option, Strike @ 8.020, Exp. 07/19/12 Counterparty: Deutsche Bank AG	46,565	0.0
		1,101,184	0.2

	Total Purchased Options (Cost $2,748,532)	1,466,314	0.3

	Total Long-Term Investments (Cost $370,576,418)	374,753,035	89.1

Principal Amount†
SHORT-TERM INVESTMENTS: 4.1%
	Securities Lending Collateral(cc)(1): 1.5%
1,522,092	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,522,116, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,552,534, due 05/01/32-06/01/42)	1,522,092	0.4
1,522,092	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,522,117, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,552,534, due 07/01/42-02/20/61)	1,522,092	0.4
1,522,092	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,522,115, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,552,534, due 04/01/24-06/01/42)	1,522,092	0.3
1,522,092	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,522,123, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,552,534, due 10/01/14-02/25/44)	1,522,092	0.3
320,438	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $320,443, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $326,847, due 07/01/21-04/01/42)	320,438	0.1
		6,408,806	1.5

Shares
	Mutual Funds: 2.6%
10,722,001		BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $10,722,001)	10,722,001	2.6

	Total Short-Term Investments (Cost $17,130,807)	17,130,807	4.1

	Total Investments in Securities (Cost $387,707,225)	$391,883,842	93.2
	Assets in Excess of Other Liabilities	28,446,257	6.8
	Net Assets	$420,330,099	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

See Accompanying Notes to Financial Statements

25

@	Non-income producing security
&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
(cc)	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real
CAD	Canadian Dollar
DOP	Dominican Peso
EUR	EU Euro
GBP	British Pound
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $387,824,953.

Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$13,497,365
	Gross Unrealized Depreciation	(9,438,476)

	Net Unrealized Appreciation	$4,058,889

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	9.8%
Consumer Discretionary	4.0
Consumer Staples	1.9
Credit Default Swaptions	0.1
Energy	5.9
Federal Home Loan Mortgage Corporation	5.3
Federal National Mortgage Association	7.0
Financials	6.7
Foreign Government Bonds	35.8
Government National Mortgage Association	1.4
Health Care	1.5
Industrials	1.2
Information Technology	1.6
Interest Rate Swaptions	0.0
Materials	1.4
Options On Currencies	0.2
Structured Products	0.5
Telecommunication Services	1.7
U.S. Treasury Bonds	0.6
U.S. Treasury Notes	0.2
Utilities	2.3
Short-Term Investments	4.1
Assets in Excess of Other Liabilities	6.8
Net Assets	100.0%

See Accompanying Notes to Financial Statements

26

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
United States	$—	$—	$560,079	$560,079
Total Common Stock	—	—	560,079	560,079
Warrants	—	—	—	—
Purchased Options	—	1,466,314	—	1,466,314
Corporate Bonds/Notes	—	121,508,997	97,649	121,606,646
Collateralized Mortgage Obligations	—	41,154,865	—	41,154,865
Structured Products	—	—	2,079,858	2,079,858
Short-Term Investments	10,722,001	6,408,806	—	17,130,807
Foreign Government Bonds	—	147,098,590	—	147,098,590
U.S. Treasury Obligations	—	3,325,213	—	3,325,213
U.S. Government Agency Obligations	—	57,461,470	—	57,461,470
Total Investments, at fair value	$10,722,001	$378,424,255	$2,737,586	$391,883,842
Other Financial Instruments+
Swaps	—	298,547	—	298,547
Futures	1,364,839	—	—	1,364,839
Forward Foreign Currency Contracts	—	10,480,816	—	10,480,816
Total Assets	$12,086,840	$389,203,618	$2,737,586	$404,028,044
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(9,193,080)	$—	$(9,193,080)
Futures	(1,367,470)	—	—	(1,367,470)
Written Options	—	(967,219)	—	(967,219)
Forward Foreign Currency Contracts	—	(13,337,825)	—	(13,337,825)
Total Liabilities	$(1,367,470)	$(23,498,124)	$—	$(24,865,594)

^                  See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Hungarian Forint	986,325,255	Buy	07/13/12	$4,357,565	$4,359,823	$2,258
Barclays Bank PLC	Hungarian Forint	1,322,490,088	Buy	07/13/12	5,840,412	5,845,762	5,350
Barclays Bank PLC	Hungarian Forint	981,187,084	Buy	07/13/12	4,334,482	4,337,111	2,629
Barclays Bank PLC	British Pound	605,190	Buy	07/13/12	952,000	947,790	(4,210)
Barclays Bank PLC	Swedish Krona	3,723,330	Buy	07/13/12	522,000	537,986	15,986
Barclays Bank PLC	Norwegian Krone	25,695,390	Buy	07/13/12	4,218,000	4,317,462	99,462
Barclays Bank PLC	British Pound	3,153,705	Buy	07/13/12	4,855,000	4,939,029	84,029
Barclays Bank PLC	South African Rand	50,642,446	Buy	08/24/12	6,132,289	6,142,209	9,920
Barclays Bank PLC	South African Rand	22,328,245	Buy	08/24/12	2,705,396	2,708,099	2,703
Barclays Bank PLC	Canadian Dollar	273,125	Buy	08/24/12	265,839	267,928	2,089
Barclays Bank PLC	EU Euro	29,955	Buy	08/24/12	37,634	37,929	295
Barclays Bank PLC	British Pound	1,250,191	Buy	07/13/12	2,009,000	1,957,929	(51,071)
Barclays Bank PLC	British Pound	769,792	Buy	07/13/12	1,243,000	1,205,575	(37,425)
Barclays Bank PLC	Swedish Krona	5,092,602	Buy	07/13/12	741,000	735,832	(5,168)
Barclays Bank PLC	Canadian Dollar	2,243,605	Buy	08/24/12	2,177,000	2,200,911	23,911
Barclays Bank PLC	Russian Ruble	112,053,825	Buy	08/24/12	3,393,000	3,424,278	31,278
Barclays Bank PLC	Polish Zloty	15,947,959	Buy	08/24/12	4,567,000	4,753,495	186,495
Barclays Bank PLC	Norwegian Krone	9,936,421	Buy	07/13/12	1,727,000	1,669,565	(57,435)
Barclays Bank PLC	Swedish Krona	11,859,035	Buy	07/13/12	1,746,997	1,713,517	(33,480)
Barclays Bank PLC	Canadian Dollar	1,775,384	Buy	08/24/12	1,723,000	1,741,600	18,600

See Accompanying Notes to Financial Statements

27

Barclays Bank PLC	Canadian Dollar	1,528,051	Buy	08/24/12	1,511,255	1,498,974	(12,281)
Barclays Bank PLC	Canadian Dollar	12,427	Buy	08/24/12	12,358	12,191	(167)
Barclays Bank PLC	Polish Zloty	26,395,694	Buy	08/24/12	7,774,885	7,867,578	92,693
Barclays Bank PLC	Argentine Peso	19,599,300	Buy	09/24/12	4,148,000	3,932,882	(215,118)
Citigroup, Inc.	South African Rand	42,813,839	Buy	08/24/12	5,175,077	5,192,711	17,634
Citigroup, Inc.	South African Rand	47,461,842	Buy	08/24/12	5,721,318	5,756,447	35,129
Citigroup, Inc.	South African Rand	20,721,192	Buy	08/24/12	2,430,868	2,513,186	82,318
Citigroup, Inc.	South African Rand	41,458,932	Buy	08/24/12	4,868,227	5,028,379	160,152
Citigroup, Inc.	South African Rand	29,613,523	Buy	08/24/12	3,479,091	3,591,700	112,609
Citigroup, Inc.	Hungarian Forint	2,616,389,300	Buy	07/13/12	11,509,400	11,565,145	55,745
Citigroup, Inc.	British Pound	10,243,620	Buy	07/13/12	16,210,242	16,042,571	(167,671)
Citigroup, Inc.	Norwegian Krone	28,996,798	Buy	07/13/12	4,978,277	4,872,180	(106,097)
Credit Suisse First Boston	Swedish Krona	18,115,230	Buy	07/13/12	2,565,000	2,617,478	52,478
Credit Suisse First Boston	Norwegian Krone	25,017,659	Buy	07/13/12	4,189,000	4,203,586	14,586
Credit Suisse First Boston	Norwegian Krone	8,435,937	Buy	07/13/12	1,396,000	1,417,446	21,446
Credit Suisse First Boston	Swiss Franc	1,010,746	Buy	07/13/12	1,050,000	1,065,222	15,222
Credit Suisse First Boston	Swedish Krona	30,654,452	Buy	07/13/12	4,216,000	4,429,276	213,276
Credit Suisse First Boston	British Pound	4,923,511	Buy	07/13/12	7,592,000	7,710,729	118,729
Credit Suisse First Boston	Norwegian Krone	19,253,731	Buy	07/13/12	3,146,000	3,235,103	89,103
Credit Suisse First Boston	Norwegian Krone	11,757,181	Buy	07/13/12	1,962,000	1,975,497	13,497
Credit Suisse First Boston	Norwegian Krone	6,184,332	Buy	07/13/12	1,034,000	1,039,121	5,121
Credit Suisse First Boston	Swedish Krona	15,217,153	Buy	07/13/12	2,161,000	2,198,734	37,734
Credit Suisse First Boston	Swiss Franc	2,470,430	Buy	07/13/12	2,666,000	2,603,578	(62,422)
Credit Suisse First Boston	Swiss Franc	1,297,412	Buy	07/13/12	1,402,000	1,367,339	(34,661)
Credit Suisse First Boston	Swedish Krona	11,828,797	Buy	07/13/12	1,722,000	1,709,149	(12,851)
Credit Suisse First Boston	Swedish Krona	7,428,239	Buy	07/13/12	1,099,000	1,073,310	(25,690)
Credit Suisse First Boston	Norwegian Krone	12,704,895	Buy	07/13/12	2,216,000	2,134,737	(81,263)
Credit Suisse First Boston	Norwegian Krone	8,525,502	Buy	07/13/12	1,479,000	1,432,495	(46,505)
Credit Suisse First Boston	Singapore Dollar	9,096,579	Buy	07/13/12	7,271,452	7,181,013	(90,439)
Credit Suisse First Boston	Mexican Peso	123,089,286	Buy	08/24/12	8,903,644	9,176,226	272,582
Credit Suisse First Boston	South African Rand	36,910,091	Buy	08/24/12	4,409,808	4,476,670	66,862
Credit Suisse First Boston	Czech Koruna	37,765,488	Buy	08/24/12	1,906,773	1,872,418	(34,355)
Credit Suisse First Boston	Japanese Yen	4,278,489,261	Buy	08/24/12	53,683,705	53,566,973	(116,732)
Deutsche Bank AG	Swiss Franc	1,080,763	Buy	07/13/12	1,192,000	1,139,012	(52,988)
Deutsche Bank AG	Swiss Franc	400,227	Buy	07/13/12	414,000	421,798	7,798
Deutsche Bank AG	Swedish Krona	29,428,291	Buy	07/13/12	4,198,000	4,252,108	54,108
Deutsche Bank AG	South Korean Won	2,274,657,900	Buy	07/13/12	1,941,000	1,984,157	43,157
Deutsche Bank AG	Norwegian Krone	5,848,975	Buy	07/13/12	962,000	982,773	20,773
Deutsche Bank AG	South Korean Won	2,707,837,600	Buy	07/13/12	2,294,000	2,362,014	68,014
Deutsche Bank AG	Norwegian Krone	25,817,363	Buy	07/13/12	4,216,000	4,337,956	121,956
Deutsche Bank AG	Swedish Krona	30,542,867	Buy	07/13/12	4,216,000	4,413,154	197,154
Deutsche Bank AG	Australian Dollar	4,377,346	Buy	07/13/12	4,250,000	4,474,525	224,525
Deutsche Bank AG	Swiss Franc	542,594	Buy	07/13/12	559,000	571,839	12,839
Deutsche Bank AG	South Korean Won	2,353,473,300	Buy	07/13/12	2,011,000	2,052,907	41,907
Deutsche Bank AG	South African Rand	22,136,721	Buy	08/24/12	2,602,913	2,684,870	81,957
Deutsche Bank AG	South African Rand	22,148,299	Buy	08/24/12	2,604,115	2,686,274	82,159
Deutsche Bank AG	British Pound	655,713	Buy	07/13/12	1,043,729	1,026,914	(16,815)
Deutsche Bank AG	British Pound	1,699,139	Buy	07/13/12	2,736,000	2,661,028	(74,972)
Deutsche Bank AG	Australian Dollar	1,604,816	Buy	07/13/12	1,602,000	1,640,444	38,444

See Accompanying Notes to Financial Statements

28

Deutsche Bank AG	Japanese Yen	27,581,522	Buy	08/24/12	343,000	345,323	2,323
Deutsche Bank AG	Australian Dollar	1,429,587	Buy	07/13/12	1,436,000	1,461,324	25,324
Deutsche Bank AG	Australian Dollar	1,496,498	Buy	07/13/12	1,500,000	1,529,721	29,721
Deutsche Bank AG	Canadian Dollar	4,282,120	Buy	08/24/12	4,198,000	4,200,635	2,635
Deutsche Bank AG	Canadian Dollar	4,282,371	Buy	08/24/12	4,198,000	4,200,882	2,882
Deutsche Bank AG	South African Rand	33,811,620	Buy	08/24/12	4,072,000	4,100,869	28,869
Deutsche Bank AG	British Pound	1,113,184	Buy	07/13/12	1,801,000	1,743,361	(57,639)
Deutsche Bank AG	South Korean Won	6,019,168,200	Buy	07/13/12	5,286,000	5,250,448	(35,552)
Deutsche Bank AG	EU Euro	3,328,388	Buy	08/24/12	4,193,000	4,214,296	21,296
Deutsche Bank AG	EU Euro	3,346,004	Buy	08/24/12	4,189,000	4,236,602	47,602
Deutsche Bank AG	EU Euro	3,346,592	Buy	08/24/12	4,189,000	4,237,346	48,346
Deutsche Bank AG	British Pound	416,856	Buy	07/13/12	676,000	652,839	(23,161)
Deutsche Bank AG	Mexican Peso	19,418,512	Buy	08/24/12	1,382,000	1,447,637	65,637
Deutsche Bank AG	Canadian Dollar	5,670,584	Buy	08/24/12	5,483,000	5,562,678	79,678
Deutsche Bank AG	Malaysian Ringgit	27,354,667	Buy	08/24/12	8,617,000	8,582,556	(34,444)
Deutsche Bank AG	Norwegian Krone	29,734,152	Buy	07/13/12	5,178,000	4,996,074	(181,926)
Deutsche Bank AG	Canadian Dollar	9,084,942	Buy	08/24/12	8,729,000	8,912,064	183,064
Deutsche Bank AG	EU Euro	3,387,681	Buy	08/24/12	4,216,000	4,289,372	73,372
Deutsche Bank AG	EU Euro	3,386,566	Buy	08/24/12	4,216,000	4,287,959	71,959
Deutsche Bank AG	EU Euro	5,103,787	Buy	08/24/12	6,323,000	6,462,249	139,249
Deutsche Bank AG	Japanese Yen	654,907,691	Buy	08/24/12	8,434,000	8,199,488	(234,512)
Deutsche Bank AG	Swedish Krona	6,791,705	Buy	07/13/12	1,012,000	981,337	(30,663)
Deutsche Bank AG	Swiss Franc	929,795	Buy	07/13/12	1,016,000	979,908	(36,092)
Deutsche Bank AG	British Pound	1,106,091	Buy	07/13/12	1,774,000	1,732,252	(41,748)
Deutsche Bank AG	Japanese Yen	168,481,371	Buy	08/24/12	2,152,000	2,109,398	(42,602)
Deutsche Bank AG	Swiss Franc	923,330	Buy	07/13/12	1,010,000	973,094	(36,906)
Deutsche Bank AG	Brazilian Real	8,611,457	Buy	07/13/12	4,583,000	4,275,193	(307,807)
Deutsche Bank AG	Canadian Dollar	5,887,390	Buy	08/24/12	5,737,000	5,775,358	38,358
Deutsche Bank AG	Canadian Dollar	1,199,187	Buy	08/24/12	1,173,000	1,176,368	3,368
Deutsche Bank AG	EU Euro	6,496,429	Buy	08/24/12	8,278,659	8,225,566	(53,093)
Deutsche Bank AG	Japanese Yen	676,025,325	Buy	08/24/12	8,460,395	8,463,882	3,487
Deutsche Bank AG	Turkish Lira	28,477,764	Buy	08/24/12	15,406,778	15,552,576	145,798
Deutsche Bank AG	EU Euro	26,791,209	Buy	08/24/12	34,411,004	33,922,155	(488,849)
Deutsche Bank AG	Israeli New Shekel	3,556,414	Buy	08/24/12	924,633	907,454	(17,179)
Deutsche Bank AG	Japanese Yen	150,928,624	Buy	08/24/12	1,892,000	1,889,636	(2,364)
Deutsche Bank AG	Malaysian Ringgit	13,846,424	Buy	08/24/12	4,456,525	4,344,330	(112,195)
Deutsche Bank AG	Taiwan New Dollar	11,779,086	Buy	08/24/12	399,494	394,353	(5,141)
Deutsche Bank AG	South African Rand	87,069,701	Buy	08/24/12	10,487,546	10,560,318	72,772
HSBC	Colombian Peso	2,588,804,077	Buy	07/13/12	1,449,661	1,447,750	(1,911)
HSBC	Thai Baht	127,506,892	Buy	08/24/12	4,026,745	3,999,763	(26,982)
HSBC	Thai Baht	141,729,742	Buy	08/24/12	4,475,912	4,445,920	(29,992)
HSBC	Thai Baht	70,835,602	Buy	08/24/12	2,237,031	2,222,041	(14,990)
HSBC	Chilean Peso	5,350,323,475	Buy	07/13/12	10,975,000	10,663,451	(311,549)
HSBC	Indian Rupee	469,222,182	Buy	07/13/12	8,927,278	8,380,078	(547,200)
HSBC	EU Euro	9,522,656	Buy	08/24/12	12,189,000	12,057,277	(131,723)
HSBC	Chinese Yuan	46,078,200	Buy	08/24/12	7,332,623	7,234,517	(98,106)
JPMorgan Chase & Co.	Danish Krone	6,741,468	Buy	07/13/12	1,127,000	1,147,913	20,913
JPMorgan Chase & Co.	British Pound	449,269	Buy	07/13/12	696,000	703,601	7,601
JPMorgan Chase & Co.	Swiss Franc	8,036,393	Buy	07/13/12	8,351,000	8,469,528	118,528
JPMorgan Chase & Co.	Swiss Franc	789,001	Buy	07/13/12	826,000	831,526	5,526
JPMorgan Chase & Co.	British Pound	1,186,360	Buy	07/13/12	1,850,000	1,857,962	7,962
JPMorgan Chase & Co.	Australian Dollar	4,216,117	Buy	07/13/12	4,285,000	4,309,717	24,717
JPMorgan Chase & Co.	British Pound	680,969	Buy	07/13/12	1,061,000	1,066,468	5,468
JPMorgan Chase & Co.	New Zealand Dollar	504,337	Buy	07/13/12	386,000	403,339	17,339
JPMorgan Chase & Co.	New Zealand Dollar	2,875,745	Buy	07/13/12	2,166,000	2,299,854	133,854
JPMorgan Chase & Co.	Australian Dollar	13,753,950	Buy	07/13/12	13,604,252	14,059,295	455,043
JPMorgan Chase & Co.	British Pound	608,870	Buy	07/13/12	969,000	953,554	(15,446)
JPMorgan Chase & Co.	British Pound	350,596	Buy	07/13/12	561,000	549,070	(11,930)

See Accompanying Notes to Financial Statements

29

JPMorgan Chase & Co.	Australian Dollar	1,462,867	Buy	07/13/12	1,453,000	1,495,344	42,344
JPMorgan Chase & Co.	Mexican Peso	115,157,560	Buy	08/24/12	8,256,654	8,584,921	328,267
JPMorgan Chase & Co.	New Zealand Dollar	5,070,267	Buy	07/13/12	3,973,000	4,054,904	81,904
JPMorgan Chase & Co.	Australian Dollar	1,033,607	Buy	07/13/12	1,039,000	1,056,553	17,553
JPMorgan Chase & Co.	EU Euro	6,628,142	Buy	08/24/12	8,396,000	8,392,337	(3,663)
JPMorgan Chase & Co.	Swiss Franc	4,112,319	Buy	07/13/12	4,543,000	4,333,960	(209,040)
JPMorgan Chase & Co.	Swiss Franc	923,794	Buy	07/13/12	1,015,000	973,584	(41,416)
JPMorgan Chase & Co.	Mexican Peso	61,230,697	Buy	08/24/12	4,216,000	4,564,709	348,709
JPMorgan Chase & Co.	Mexican Peso	61,270,285	Buy	08/24/12	4,216,000	4,567,660	351,660
JPMorgan Chase & Co.	Canadian Dollar	2,539,468	Buy	08/24/12	2,465,000	2,491,144	26,144
JPMorgan Chase & Co.	Japanese Yen	102,412,448	Buy	08/24/12	1,291,000	1,282,211	(8,789)
JPMorgan Chase & Co.	Mexican Peso	94,935,907	Buy	08/24/12	6,879,862	7,077,410	197,548
JPMorgan Chase & Co.	Mexican Peso	55,707,239	Buy	08/24/12	4,037,839	4,152,938	115,099
Morgan Stanley	British Pound	1,045,685	Buy	07/13/12	1,686,000	1,637,651	(48,349)
Morgan Stanley	Chilean Peso	363,870,900	Buy	07/13/12	740,101	725,212	(14,889)
UBS AG	Swedish Krona	30,121,259	Buy	07/13/12	4,226,000	4,352,235	126,235
UBS AG	EU Euro	4,984,237	Buy	08/24/12	6,297,000	6,310,878	13,878
UBS AG	Swedish Krona	8,996,456	Buy	07/13/12	1,316,000	1,299,902	(16,098)
UBS AG	Swedish Krona	11,370,840	Buy	07/13/12	1,666,000	1,642,978	(23,022)
UBS AG	Swedish Krona	7,030,215	Buy	07/13/12	1,038,000	1,015,799	(22,201)
UBS AG	Norwegian Krone	10,344,003	Buy	07/13/12	1,796,000	1,738,049	(57,951)
UBS AG	New Zealand Dollar	15,856,388	Buy	07/13/12	12,881,000	12,681,014	(199,986)
UBS AG	Norwegian Krone	10,424,893	Buy	07/13/12	1,816,000	1,751,640	(64,360)
UBS AG	Norwegian Krone	12,097,608	Buy	07/13/12	2,105,000	2,032,698	(72,302)
UBS AG	EU Euro	5,099,317	Buy	08/24/12	6,323,000	6,456,589	133,589
UBS AG	Australian Dollar	8,361,705	Buy	07/13/12	8,623,000	8,547,340	(75,660)
UBS AG	Swedish Krona	13,950,350	Buy	07/13/12	2,057,000	2,015,693	(41,307)
							$1,451,782

Barclays Bank PLC	New Zealand Dollar	5,306,944	Sell	07/13/12	$4,200,000	$4,244,184	$(44,184)
Barclays Bank PLC	Hungarian Forint	1,389,565,320	Sell	07/13/12	5,937,352	6,142,253	(204,901)
Barclays Bank PLC	British Pound	1,629,917	Sell	07/13/12	2,529,000	2,552,619	(23,619)
Barclays Bank PLC	Norwegian Krone	38,919,771	Sell	07/13/12	6,367,000	6,539,485	(172,485)
Barclays Bank PLC	Swedish Krona	30,581,896	Sell	07/13/12	4,218,000	4,418,793	(200,793)
Barclays Bank PLC	South Korean Won	2,483,622,500	Sell	07/13/12	2,095,000	2,166,434	(71,434)
Barclays Bank PLC	British Pound	1,504,410	Sell	07/13/12	2,372,000	2,356,062	15,938
Barclays Bank PLC	South African Rand	27,552,498	Sell	08/24/12	3,211,370	3,341,727	(130,357)
Barclays Bank PLC	South African Rand	27,581,313	Sell	08/24/12	3,212,706	3,345,221	(132,515)
Barclays Bank PLC	Russian Ruble	420,959,400	Sell	08/24/12	12,527,249	12,864,192	(336,943)
Barclays Bank PLC	South African Rand	35,912,198	Sell	08/24/12	4,277,000	4,355,640	(78,640)
Barclays Bank PLC	Russian Ruble	67,246,200	Sell	08/24/12	2,054,750	2,054,992	(242)
Barclays Bank PLC	EU Euro	4,978,480	Sell	08/24/12	6,289,000	6,303,589	(14,589)
Barclays Bank PLC	Brazilian Real	7,472,366	Sell	07/13/12	3,831,000	3,709,687	121,313
Barclays Bank PLC	Canadian Dollar	2,341,333	Sell	08/24/12	2,278,000	2,296,779	(18,779)
Barclays Bank PLC	EU Euro	8,903,179	Sell	08/24/12	11,173,000	11,272,915	(99,915)
Barclays Bank PLC	British Pound	1,116,141	Sell	07/13/12	1,801,000	1,747,992	53,008
Barclays Bank PLC	South African Rand	30,647,610	Sell	08/24/12	3,603,027	3,717,119	(114,092)
Barclays Bank PLC	Chilean Peso	5,070,035,250	Sell	07/13/12	10,227,000	10,104,824	122,176
Barclays Bank PLC	British Pound	1,142,804	Sell	07/13/12	1,841,000	1,789,749	51,251
Barclays Bank PLC	South African Rand	43,597,202	Sell	08/24/12	5,032,721	5,287,722	(255,001)
Barclays Bank PLC	British Pound	1,016,606	Sell	07/13/12	1,629,000	1,592,110	36,890
Barclays Bank PLC	Australian Dollar	1,076,871	Sell	07/13/12	1,105,000	1,100,778	4,222
Barclays Bank PLC	Canadian Dollar	14,417,734	Sell	08/24/12	13,990,736	14,143,376	(152,640)
Barclays Bank PLC	Polish Zloty	15,891,546	Sell	08/24/12	4,561,000	4,736,680	(175,680)
Barclays Bank PLC	Canadian Dollar	1,453,038	Sell	08/24/12	1,414,000	1,425,388	(11,388)
Barclays Bank PLC	Russian Ruble	103,712,700	Sell	08/24/12	3,279,660	3,169,379	110,281
Barclays Bank PLC	Thai Baht	163,658,828	Sell	08/24/12	5,189,258	5,133,813	55,445

See Accompanying Notes to Financial Statements

30

Barclays Bank PLC	Russian Ruble	123,961,760	Sell	08/24/12	3,904,000	3,788,175	115,825
Barclays Bank PLC	EU Euro	1,258,763	Sell	08/24/12	1,603,000	1,593,805	9,195
Barclays Bank PLC	Russian Ruble	107,860,680	Sell	08/24/12	3,423,171	3,296,139	127,032
Barclays Bank PLC	South African Rand	45,282,006	Sell	08/24/12	5,423,852	5,492,064	(68,212)
Barclays Bank PLC	South African Rand	45,229,695	Sell	08/24/12	5,417,586	5,485,719	(68,133)
Barclays Bank PLC	Mexican Peso	94,499,527	Sell	08/24/12	6,849,777	7,044,878	(195,101)
Barclays Bank PLC	Russian Ruble	78,004,095	Sell	08/24/12	2,524,282	2,383,745	140,537
Barclays Bank PLC	Mexican Peso	58,580,762	Sell	08/24/12	4,237,000	4,367,158	(130,158)
Citigroup, Inc.	South African Rand	42,971,099	Sell	08/24/12	5,005,225	5,211,784	(206,559)
Citigroup, Inc.	South African Rand	27,538,106	Sell	08/24/12	3,207,173	3,339,981	(132,808)
Citigroup, Inc.	South African Rand	27,552,498	Sell	08/24/12	3,208,849	3,341,726	(132,877)
Citigroup, Inc.	Russian Ruble	137,011,540	Sell	08/24/12	4,162,713	4,186,966	(24,253)
Citigroup, Inc.	Russian Ruble	207,447,050	Sell	08/24/12	6,302,700	6,339,421	(36,721)
Citigroup, Inc.	Swiss Franc	548,862	Sell	07/13/12	595,613	578,444	17,169
Citigroup, Inc.	Hungarian Forint	1,951,692,991	Sell	07/13/12	8,417,244	8,627,008	(209,764)
Credit Suisse First Boston	Norwegian Krone	3,528,539	Sell	07/13/12	581,000	592,882	(11,882)
Credit Suisse First Boston	Swedish Krona	2,926,036	Sell	07/13/12	414,000	422,784	(8,784)
Credit Suisse First Boston	Swiss Franc	2,463,003	Sell	07/13/12	2,565,000	2,595,751	(30,751)
Credit Suisse First Boston	British Pound	5,352,885	Sell	07/13/12	8,396,000	8,383,173	12,827
Credit Suisse First Boston	Norwegian Krone	537,035	Sell	07/13/12	89,000	90,235	(1,235)
Credit Suisse First Boston	Swiss Franc	500,724	Sell	07/13/12	524,000	527,711	(3,711)
Credit Suisse First Boston	Swedish Krona	2,541,760	Sell	07/13/12	349,000	367,260	(18,260)
Credit Suisse First Boston	British Pound	1,231,316	Sell	07/13/12	1,908,000	1,928,369	(20,369)
Credit Suisse First Boston	Swiss Franc	987,627	Sell	07/13/12	1,031,000	1,040,857	(9,857)
Credit Suisse First Boston	EU Euro	6,690,515	Sell	08/24/12	8,351,000	8,471,311	(120,311)
Credit Suisse First Boston	EU Euro	3,353,455	Sell	08/24/12	4,186,000	4,246,035	(60,035)
Credit Suisse First Boston	Norwegian Krone	9,153,889	Sell	07/13/12	1,558,000	1,538,080	19,920
Credit Suisse First Boston	Swedish Krona	14,422,240	Sell	07/13/12	2,069,000	2,083,876	(14,876)
Credit Suisse First Boston	Norwegian Krone	23,585,812	Sell	07/13/12	4,015,000	3,963,000	52,000
Credit Suisse First Boston	Swedish Krona	5,070,695	Sell	07/13/12	729,000	732,667	(3,667)
Credit Suisse First Boston	Norwegian Krone	19,984,343	Sell	07/13/12	3,420,000	3,357,864	62,136
Credit Suisse First Boston	Swedish Krona	7,732,447	Sell	07/13/12	1,147,000	1,117,265	29,735
Credit Suisse First Boston	EU Euro	29,591	Sell	08/24/12	36,905	37,467	(562)
Credit Suisse First Boston	Japanese Yen	332,859,616	Sell	08/24/12	4,189,000	4,167,425	21,575
Credit Suisse First Boston	Japanese Yen	332,922,451	Sell	08/24/12	4,189,000	4,168,211	20,789
Credit Suisse First Boston	Swedish Krona	7,549,795	Sell	07/13/12	1,120,000	1,090,873	29,127
Credit Suisse First Boston	Swedish Krona	12,671,143	Sell	07/13/12	1,882,000	1,830,860	51,140
Credit Suisse First Boston	Swedish Krona	7,249,046	Sell	07/13/12	1,071,000	1,047,418	23,582
Credit Suisse First Boston	Norwegian Krone	17,339,563	Sell	07/13/12	3,020,000	2,913,476	106,524
Credit Suisse First Boston	Norwegian Krone	9,371,295	Sell	07/13/12	1,623,000	1,574,610	48,390
Credit Suisse First Boston	Swedish Krona	6,960,762	Sell	07/13/12	1,029,000	1,005,764	23,236
Credit Suisse First Boston	Swiss Franc	1,852,114	Sell	07/13/12	2,027,000	1,951,937	75,063

See Accompanying Notes to Financial Statements

31

Credit Suisse First Boston	Japanese Yen	116,779,840	Sell	08/24/12	1,468,000	1,462,091	5,909
Credit Suisse First Boston	Canadian Dollar	8,519,926	Sell	08/24/12	8,476,577	8,357,799	118,778
Credit Suisse First Boston	EU Euro	7,164,549	Sell	08/24/12	9,215,000	9,071,518	143,482
Deutsche Bank AG	British Pound	2,684,736	Sell	07/13/12	4,186,000	4,204,575	(18,575)
Deutsche Bank AG	Australian Dollar	4,181,367	Sell	07/13/12	4,186,000	4,274,196	(88,196)
Deutsche Bank AG	Australian Dollar	431,642	Sell	07/13/12	434,000	441,225	(7,225)
Deutsche Bank AG	Swedish Krona	5,793,159	Sell	07/13/12	826,000	837,056	(11,056)
Deutsche Bank AG	South Korean Won	909,344,000	Sell	07/13/12	785,000	793,210	(8,210)
Deutsche Bank AG	Norwegian Krone	26,186,144	Sell	07/13/12	4,390,000	4,399,920	(9,920)
Deutsche Bank AG	New Zealand Dollar	5,317,334	Sell	07/13/12	4,193,000	4,252,494	(59,494)
Deutsche Bank AG	Australian Dollar	4,131,203	Sell	07/13/12	4,198,000	4,222,918	(24,918)
Deutsche Bank AG	British Pound	2,674,480	Sell	07/13/12	4,199,000	4,188,512	10,488
Deutsche Bank AG	Swedish Krona	29,984,496	Sell	07/13/12	4,231,000	4,332,474	(101,474)
Deutsche Bank AG	Australian Dollar	1,823,120	Sell	07/13/12	1,799,000	1,863,594	(64,594)
Deutsche Bank AG	Australian Dollar	2,159,489	Sell	07/13/12	2,125,000	2,207,431	(82,431)
Deutsche Bank AG	Swedish Krona	7,549,204	Sell	07/13/12	1,050,000	1,090,788	(40,788)
Deutsche Bank AG	Swedish Krona	30,578,787	Sell	07/13/12	4,218,000	4,418,344	(200,344)
Deutsche Bank AG	Australian Dollar	4,417,558	Sell	07/13/12	4,223,000	4,515,630	(292,630)
Deutsche Bank AG	South Korean Won	2,938,234,750	Sell	07/13/12	2,479,000	2,562,987	(83,987)
Deutsche Bank AG	British Pound	502,189	Sell	07/13/12	787,000	786,480	520
Deutsche Bank AG	Mexican Peso	51,624,570	Sell	08/24/12	3,755,000	3,848,578	(93,578)
Deutsche Bank AG	South Korean Won	1,100,319,300	Sell	07/13/12	947,000	959,795	(12,795)
Deutsche Bank AG	Brazilian Real	14,507,952	Sell	07/13/12	7,238,413	7,202,532	35,881
Deutsche Bank AG	South Korean Won	3,126,251,700	Sell	07/13/12	2,699,000	2,726,992	(27,992)
Deutsche Bank AG	New Zealand Dollar	833,665	Sell	07/13/12	647,000	666,717	(19,717)
Deutsche Bank AG	Hungarian Forint	1,391,029,160	Sell	07/13/12	6,189,287	6,148,724	40,563
Deutsche Bank AG	EU Euro	369,020	Sell	08/24/12	464,000	467,241	(3,241)
Deutsche Bank AG	Hungarian Forint	688,828,700	Sell	07/13/12	3,055,835	3,044,808	11,027
Deutsche Bank AG	Russian Ruble	137,082,540	Sell	08/24/12	4,177,372	4,189,136	(11,764)
Deutsche Bank AG	South Korean Won	2,327,148,000	Sell	07/13/12	2,036,000	2,029,943	6,057
Deutsche Bank AG	Swedish Krona	29,834,350	Sell	07/13/12	4,351,000	4,310,780	40,220
Deutsche Bank AG	South African Rand	14,570,788	Sell	08/24/12	1,758,633	1,767,230	(8,597)
Deutsche Bank AG	Japanese Yen	197,179,630	Sell	08/24/12	2,498,000	2,468,702	29,298
Deutsche Bank AG	Swiss Franc	1,305,144	Sell	07/13/12	1,419,000	1,375,487	43,513
Deutsche Bank AG	Swiss Franc	1,499,935	Sell	07/13/12	1,638,000	1,580,776	57,224
Deutsche Bank AG	Swiss Franc	1,001,712	Sell	07/13/12	1,097,000	1,055,701	41,299
Deutsche Bank AG	EU Euro	5,006,372	Sell	08/24/12	6,289,000	6,338,906	(49,906)
Deutsche Bank AG	Canadian Dollar	523,892	Sell	08/24/12	507,000	513,923	(6,923)
Deutsche Bank AG	Swiss Franc	894,184	Sell	07/13/12	983,000	942,378	40,622
Deutsche Bank AG	Japanese Yen	165,583,772	Sell	08/24/12	2,095,000	2,073,120	21,880
Deutsche Bank AG	Australian Dollar	1,335,247	Sell	07/13/12	1,363,000	1,364,890	(1,890)
Deutsche Bank AG	Australian Dollar	1,500,891	Sell	07/13/12	1,535,000	1,534,211	789
Deutsche Bank AG	Australian Dollar	1,288,276	Sell	07/13/12	1,323,000	1,316,876	6,124
Deutsche Bank AG	Swedish Krona	6,623,975	Sell	07/13/12	980,000	957,101	22,899
Deutsche Bank AG	Norwegian Krone	10,043,068	Sell	07/13/12	1,740,000	1,687,484	52,516
Deutsche Bank AG	Russian Ruble	99,542,100	Sell	08/24/12	2,996,000	3,041,929	(45,929)
Deutsche Bank AG	New Zealand Dollar	11,163,880	Sell	07/13/12	9,123,000	8,928,220	194,780
Deutsche Bank AG	South Korean Won	973,068,540	Sell	07/13/12	850,733	848,796	1,937
Deutsche Bank AG	EU Euro	202,633	Sell	08/24/12	254,000	256,567	(2,567)
Deutsche Bank AG	EU Euro	16,615,385	Sell	08/24/12	20,811,418	21,037,859	(226,441)
Deutsche Bank AG	Turkish Lira	20,338,607	Sell	08/24/12	10,770,000	11,107,533	(337,533)
Deutsche Bank AG	South African Rand	51,387,620	Sell	08/24/12	6,039,000	6,232,588	(193,588)
Deutsche Bank AG	EU Euro	1,685,111	Sell	08/24/12	2,145,000	2,133,633	11,367
Deutsche Bank AG	EU Euro	1,835,975	Sell	08/24/12	2,341,000	2,324,651	16,349
Deutsche Bank AG	Russian Ruble	116,439,053	Sell	08/24/12	3,771,000	3,558,287	212,713
Deutsche Bank AG	Canadian Dollar	1,896,077	Sell	08/24/12	1,888,000	1,859,996	28,004
HSBC	Indian Rupee	432,477,780	Sell	07/13/12	7,602,000	7,723,840	(121,840)
HSBC	South Korean Won	3,063,460,200	Sell	07/13/12	2,617,000	2,672,220	(55,220)
HSBC	Russian Ruble	107,548,000	Sell	08/24/12	3,273,712	3,286,583	(12,871)
HSBC	Chinese Yuan	46,078,200	Sell	08/24/12	7,230,448	7,234,517	(4,069)
HSBC	Brazilian Real	2,083,281	Sell	07/13/12	1,117,343	1,034,253	83,090
HSBC	Thai Baht	178,408,408	Sell	08/24/12	5,634,246	5,596,493	37,753
JPMorgan Chase & Co.	New Zealand Dollar	441,309	Sell	07/13/12	349,000	352,933	(3,933)
JPMorgan Chase & Co.	Brazilian Real	13,255,840	Sell	07/13/12	6,373,000	6,580,916	(207,916)

See Accompanying Notes to Financial Statements

32

JPMorgan Chase & Co.	British Pound	444,061	Sell	07/13/12	685,000	695,446	(10,446)
JPMorgan Chase & Co.	British Pound	2,003,432	Sell	07/13/12	3,121,379	3,137,582	(16,203)
JPMorgan Chase & Co.	British Pound	1,001,176	Sell	07/13/12	1,550,000	1,567,945	(17,945)
JPMorgan Chase & Co.	Singapore Dollar	5,925,172	Sell	07/13/12	4,599,000	4,677,444	(78,444)
JPMorgan Chase & Co.	British Pound	3,773,797	Sell	07/13/12	5,897,000	5,910,158	(13,158)
JPMorgan Chase & Co.	Mexican Peso	57,357,121	Sell	08/24/12	4,173,000	4,275,936	(102,936)
JPMorgan Chase & Co.	New Zealand Dollar	1,136,316	Sell	07/13/12	866,000	908,759	(42,759)
JPMorgan Chase & Co.	Mexican Peso	50,565	Sell	08/24/12	3,680	3,770	(90)
JPMorgan Chase & Co.	New Zealand Dollar	1,152,690	Sell	07/13/12	885,000	921,855	(36,855)
JPMorgan Chase & Co.	Canadian Dollar	2,149,036	Sell	08/24/12	2,093,000	2,108,142	(15,142)
JPMorgan Chase & Co.	British Pound	1,092,274	Sell	07/13/12	1,764,000	1,710,614	53,386
JPMorgan Chase & Co.	Norwegian Krone	21,678,748	Sell	07/13/12	3,717,000	3,642,566	74,434
JPMorgan Chase & Co.	Australian Dollar	11,968,142	Sell	07/13/12	12,292,000	12,233,842	58,158
JPMorgan Chase & Co.	Australian Dollar	1,326,348	Sell	07/13/12	1,360,000	1,355,794	4,206
JPMorgan Chase & Co.	Mexican Peso	68,062,164	Sell	08/24/12	4,637,000	5,073,990	(436,990)
JPMorgan Chase & Co.	Mexican Peso	68,024,326	Sell	08/24/12	4,637,000	5,071,169	(434,169)
JPMorgan Chase & Co.	South African Rand	52,728,356	Sell	08/24/12	6,118,000	6,395,201	(277,201)
JPMorgan Chase & Co.	Mexican Peso	36,624	Sell	08/24/12	2,608	2,731	(123)
JPMorgan Chase & Co.	New Zealand Dollar	5,666,031	Sell	07/13/12	4,608,489	4,531,361	77,128
JPMorgan Chase & Co.	Australian Dollar	11,072,188	Sell	07/13/12	11,347,476	11,317,997	29,479
JPMorgan Chase & Co.	Mexican Peso	101,725,268	Sell	08/24/12	7,192,888	7,583,553	(390,665)
JPMorgan Chase & Co.	Russian Ruble	103,744,200	Sell	08/24/12	3,280,708	3,170,342	110,366
JPMorgan Chase & Co.	Japanese Yen	214,289,007	Sell	08/24/12	2,678,000	2,682,913	(4,913)
Morgan Stanley	British Pound	5,360,720	Sell	07/13/12	8,570,000	8,395,442	174,558
Morgan Stanley	South Korean Won	2,385,122,400	Sell	07/13/12	2,088,000	2,080,514	7,486
Morgan Stanley	EU Euro	6,647,101	Sell	08/24/12	8,475,000	8,416,342	58,658
UBS AG	Swiss Franc	1,562,607	Sell	07/13/12	1,694,000	1,646,826	47,174
UBS AG	Norwegian Krone	12,335,906	Sell	07/13/12	2,123,000	2,072,738	50,262
UBS AG	Swedish Krona	11,439,915	Sell	07/13/12	1,697,000	1,652,959	44,041
UBS AG	Swiss Franc	931,055	Sell	07/13/12	1,025,000	981,235	43,765
UBS AG	Norwegian Krone	27,591,324	Sell	07/13/12	4,790,000	4,636,026	153,974
							$(4,308,791)

ING Global Bond Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	30	09/06/12	$4,971,147	$(474,175)
Australia 10-Year Bond	158	09/17/12	20,288,143	(143,505)
Canada 10-Year Bond	29	09/19/12	3,943,670	48,079
Euro-Bobl 5-Year	389	09/06/12	61,973,184	(358,227)
Long Gilt	219	09/26/12	40,853,064	184,677
Short Gilt	11	09/26/12	1,792,188	(691)
U.S. Treasury 10-Year Note	308	09/19/12	41,079,500	(89,926)
U.S. Treasury Ultra Long Bond	123	09/19/12	20,521,781	(281,370)
			$195,422,677	$(1,115,138)
Short Contracts
Australia 3-Year Bond	(461)	09/17/12	(52,086,191)	142,683
Euro-Bund	(263)	09/06/12	(46,895,343)	739,044
Euro-Schatz	(109)	09/06/12	(15,241,654)	37,760
Medium Gilt	(63)	09/26/12	(11,183,928)	(8,703)
U.S. Treasury 2-Year Note	(34)	09/28/12	(7,486,375)	2,571
U.S. Treasury 5-Year Note	(349)	09/28/12	(43,265,094)	(10,873)
U.S. Treasury Long Bond	(190)	09/19/12	(28,114,063)	210,025
			$(204,272,648)	$1,112,507

See Accompanying Notes to Financial Statements

33

ING Global Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Bank of America	01/02/17	BRL	49,000,000	$(833,986)	$—	$(833,986)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Deutsche Bank AG	01/02/17	BRL	27,000,000	(461,393)	—	(461,393)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Morgan Stanley	01/02/17	BRL	28,500,000	(485,074)	—	(485,074)
Receive a fixed rate equal to 2.175% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	06/27/22	CAD	26,400,000	23,659	—	23,659
Receive a fixed rate equal to 4.750% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/01/17	CLP	4,800,000,000	(48,021)	—	(48,021)
Receive a fixed rate equal to 4.790% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/02/17	CLP	4,800,000,000	(30,596)	—	(30,596)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/03/17	CLP	4,800,000,000	(13,170)	—	(13,170)
Receive a floating rate based on the 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.850% Counterparty: Bank of America	03/23/17	CZK	160,000,000	(125,772)	—	(125,772)
Receive a floating rate based on 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.755% Counterparty: Deutsche Bank AG	12/12/16	CZK	194,000,000	(115,221)	—	(115,221)
Receive a fixed rate equal to 0.988% and pay a floating rate based on the 6-month EUR-EURIBOR Counterparty: Credit Suisse First Boston	05/21/14	EUR	42,500,000	117,306	—	117,306
Receive a fixed rate equal to 7.540% and pay a floating rate based on the INR-MIBOR-OIS-COMPOUND Counterparty: Citigroup, Inc.	03/09/13	INR	1,000,000,000	(111,224)	—	(111,224)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.665% Counterparty: Bank of America	04/05/17	KRW	10,000,000,000	(140,790)	—	(140,790)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.660% Counterparty: Credit Suisse First Boston	03/26/17	KRW	10,000,000,000	(138,422)	—	(138,422)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.390% Counterparty: Deutsche Bank AG	05/10/14	KRW	25,000,000,000	(47,058)	—	(47,058)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.680% Counterparty: Bank of America	03/27/17	MXN	129,000,000	(207,597)	—	(207,597)

See Accompanying Notes to Financial Statements

34

Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	06/13/14	MXN	310,000,000	(2,714)	—	(2,714)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.330% Counterparty: Barclays Bank PLC	06/13/14	MXN	131,000,000	(46,648)	—	(46,648)
Receive a fixed rate equal to 4.760% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	06/17/14	MXN	310,000,000	(12,124)	—	(12,124)
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/11/14	MXN	250,000,000	(5,559)	—	(5,559)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/13/14	MXN	300,000,000	(2,626)	—	(2,626)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.350% Counterparty: Credit Suisse First Boston	06/07/17	MXN	105,000,000	(45,274)	—	(45,274)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.330% Counterparty: Credit Suisse First Boston	06/13/17	MXN	162,000,000	(57,687)	—	(57,687)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.480% Counterparty: Credit Suisse First Boston	05/06/22	MXN	74,500,000	(277,295)	—	(277,295)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.490% Counterparty: Credit Suisse First Boston	05/23/22	MXN	76,000,000	(286,741)	—	(286,741)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	08/09/13	MXN	129,337,317	7,835	—	7,835
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	06/11/14	MXN	383,000,000	(8,517)	—	(8,517)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	06/13/14	MXN	300,000,000	(2,626)	—	(2,626)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.580% Counterparty: Deutsche Bank AG	08/05/16	MXN	113,170,152	(152,642)	—	(152,642)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.340% Counterparty: Deutsche Bank AG	06/07/17	MXN	160,000,000	(63,447)	—	(63,447)
Receive a fixed rate equal to 6.480% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/30/21	MXN	32,334,329	129,667	—	129,667
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.370% Counterparty: Deutsche Bank AG	05/25/22	MXN	75,000,000	(225,692)	—	(225,692)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.310% Counterparty: JPMorgan Chase & Co.	06/03/22	MXN	71,000,000	(185,805)	—	(185,805)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	310,000,000	(2,714)	—	(2,714)
Receive a fixed rate equal to 4.755% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	384,000,000	(17,797)	—	(17,797)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.305% Counterparty: UBS Warburg LLC	06/03/22	MXN	80,000,000	(206,842)	—	(206,842)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/16/14	PLN	80,000,000	4,823	—	4,823
Receive a fixed rate equal to 4.850% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/30/14	PLN	75,000,000	15,257	—	15,257
Receive a floating rate based on 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 5.095% Counterparty: Bank of America	12/01/16	PLN	33,000,000	(192,569)	—	(192,569)

See Accompanying Notes to Financial Statements

35

Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.860% Counterparty: Bank of America	01/16/17	PLN	34,000,000	(101,515)	—	(101,515)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Barclays Bank PLC	06/04/17	PLN	36,000,000	(87,780)	—	(87,780)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Deutsche Bank AG	06/04/17	PLN	33,500,000	(81,685)	—	(81,685)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.768% Counterparty: Citigroup, Inc.	02/10/21	USD	20,000,000	(3,536,576)	—	(3,536,576)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.083% Counterparty: Deutsche Bank AG	04/26/22	USD	23,626,000	(708,557)	—	(708,557)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.654% Counterparty: JPMorgan Chase & Co.	05/21/14	USD	60,700,000	(123,324)	—	(123,324)
				$(8,894,533)	$—	$(8,894,533)

ING Global Bond Portfolio Written OTC Options on June 30, 2012:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
21,400,000	Barclays Bank PLC	CAD Put vs. USD Call Currency Option	1.200	USD	08/16/12	$10,656	$(897)
33,200,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.203	USD	01/04/13	395,744	(498,813)
10,600,000	Barclays Bank PLC	USD Put vs. EUR Call Currency Option	1.300	USD	07/05/12	16,430	(1,704)
31,800,000	Barclays Bank PLC	USD Put vs. EUR Call Currency Option	1.360	USD	09/17/12	153,276	(36,409)
10,400,000	Deutsche Bank AG	USD Put vs. EUR Call Currency Option	1.295	USD	08/23/12	42,162	(65,634)
12,700,000	Barclays Bank PLC	USD Put vs. SEK Call Currency Option	7.020	USD	08/31/12	171,450	(337,152)
8,400,000	Deutsche Bank AG	ZAR Put vs. USD Call Currency Option	8.600	USD	07/19/12	71,148	(26,610)
Total Written OTC Options						$860,866	$(967,219)

ING Global Bond Portfolio Written Swaptions Open on June 30, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.648%	07/09/12	USD	46,800,000	$234,000	$—
Total Written Swaptions								$234,000	$—

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	9.8%
Consumer Discretionary	4.0
Consumer Staples	1.9
Credit Default Swaptions	0.1
Energy	5.9
Federal Home Loan Mortgage Corporation	5.3
Federal National Mortgage Association	7.0
Financials	6.7
Foreign Government Bonds	35.8
Government National Mortgage Association	1.4
Health Care	1.5
Industrials	1.2
Information Technology	1.6
Interest Rate Swaptions	0.0
Materials	1.4
Options On Currencies	0.2
Structured Products	0.5
Telecommunication Services	1.7
U.S. Treasury Bonds	0.6
U.S. Treasury Notes	0.2
Utilities	2.3
Short-Term Investments	4.1
Assets in Excess of Other Liabilities	6.8
Net Assets	100.0%

See Accompanying Notes to Financial Statements

36

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Asset Derivatives

Credit contracts	Investments in securities at value*	$365,124
Foreign exchange contracts	Investments in securities at value*	1,101,184
Interest rate contracts	Investments in securities at value*	6
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	10,480,816
Interest rate contracts	Unrealized appreciation on swap agreements	298,547
Interest rate contracts	Net Assets- Unrealized appreciation**	1,364,839
Total Asset Derivatives		$13,245,392

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$13,337,825
Interest rate contracts	Unrealized depreciation on swap agreements	9,193,080
Interest rate contracts	Net Assets- Unrealized depreciation**	1,367,470
Foreign exchange contracts	Written options, at fair value	967,219
Total Liability Derivatives		$24,865,594

* Includes purchased options.

** Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

37

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
		Foreign currency
Derivatives not accounted for as hedging instruments	Investments*	related transactions**	Futures	Swaps	Written options	Total

Credit contracts	$(154,882)	$—	$—	(214,732)	$197,663	$(171,951)
Foreign exchange contracts	(1,043,696)	(6,001,731)	—	—	767,795	(6,277,632)
Interest rate contracts	—	—	989,047	(338,046)	1,190	652,191
Total	$(1,198,578)	$(6,001,731)	$989,047	$(552,778)	$966,648	$(5,797,392)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
		Foreign currency
Derivatives not accounted for as hedging instruments	Investments*	related transactions**	Futures	Swaps	Written options	Total

Credit contracts	$(231,907)	$—	$—	$—	$—	$(231,907)
Foreign exchange contracts	(731,310)	1,292,890	—	—	(724,437)	(162,857)
Interest rate contracts	(233,994)	—	(771,882)	(5,069,449)	232,825	(5,842,500)
Total	$(1,197,211)	$1,292,890	$(771,882)	$(5,069,449)	$(491,612)	$(6,237,264)

* Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

** Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

38

PORTFOLIO OF INVESTMENTS
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 16.1%
71,896		Carnival Corp.	2,463,876	0.8
380,295		Comcast Corp. — Class A	12,158,031	3.8
214,255	@	General Motors Co.	4,225,109	1.3
14,236		Kohl’s Corp.	647,596	0.2
128,888		Lowe’s Cos., Inc.	3,665,575	1.2
275,618		News Corp. - Class B	6,206,917	1.9
171,582		Staples, Inc.	2,239,145	0.7
43,543		Target Corp.	2,533,767	0.8
83,455		Time Warner Cable, Inc.	6,851,655	2.1
103,766		Time Warner, Inc.	3,994,991	1.3
136,540		Viacom - Class B	6,420,111	2.0
			51,406,773	16.1

		Consumer Staples: 7.3%
136,732		CVS Caremark Corp.	6,389,486	2.0
139,542		Kraft Foods, Inc.	5,389,112	1.7
22,622		PepsiCo, Inc.	1,598,471	0.5
18,705		Procter & Gamble Co.	1,145,681	0.4
154,352		Unilever NV ADR	5,147,639	1.6
49,425		Wal-Mart Stores, Inc.	3,445,911	1.1
			23,116,300	7.3

		Energy: 12.4%
178,638		BP PLC ADR	7,241,985	2.3
57,402		Chevron Corp.	6,055,911	1.9
189,695		Halliburton Co.	5,385,441	1.7
91,018		Murphy Oil Corp.	4,577,295	1.4
49,387		Noble Corp.	1,606,559	0.5
113,569		QEP Resources, Inc.	3,403,663	1.1
89,996		Royal Dutch Shell PLC - Class A ADR	6,068,430	1.9
411,414	@	Weatherford International Ltd.	5,196,159	1.6
			39,535,443	12.4

		Financials: 21.2%
26,658		Aflac, Inc.	1,135,364	0.4
240,421		Allstate Corp.	8,436,373	2.6
482,298		Bank of America Corp.	3,945,198	1.2
284,844		Bank of New York Mellon Corp.	6,252,326	2.0
297,761		Citigroup, Inc.	8,161,629	2.6
202,878		Fifth Third Bancorp.	2,718,565	0.9
25,676		Goldman Sachs Group, Inc.	2,461,301	0.8
240,544		JPMorgan Chase & Co.	8,594,637	2.7
105,998		Metlife, Inc.	3,270,038	1.0
161,745		Morgan Stanley	2,359,860	0.7
80,384		PNC Financial Services Group, Inc.	4,912,266	1.5
34,904		State Street Corp.	1,558,115	0.5
67,432		Travelers Cos., Inc.	4,304,859	1.3
77,782		US Bancorp.	2,501,469	0.8
205,750		Wells Fargo & Co.	6,880,280	2.2
			67,492,280	21.2

		Health Care: 14.3%
186,908		Bristol-Myers Squibb Co.	6,719,343	2.1
71,957		Cardinal Health, Inc.	3,022,194	1.0
76,487		GlaxoSmithKline PLC ADR	3,485,513	1.1
161,802		Merck & Co., Inc.	6,755,233	2.1
32,166		Novartis AG	1,798,443	0.5
350,297		Pfizer, Inc.	8,056,831	2.5
62,206		Roche Holding AG ADR ADR	2,688,543	0.8
91,227		Sanofi-Aventis SA ADR	3,446,556	1.1
114,770		UnitedHealth Group, Inc.	6,714,045	2.1
47,625		WellPoint, Inc.	3,037,999	1.0
			45,724,700	14.3

		Industrials: 6.5%
46,818		Emerson Electric Co.	2,180,782	0.7
330,438		General Electric Co.	6,886,328	2.1
38,198		Honeywell International, Inc.	2,132,976	0.7
174,303		Ingersoll-Rand PLC	7,352,101	2.3
87,562		Textron, Inc.	2,177,667	0.7
			20,729,854	6.5

		Information Technology: 10.9%
175,003		Cisco Systems, Inc.	3,004,801	0.9
247,606		Corning, Inc.	3,201,546	1.0
85,320	@	Dell, Inc.	1,068,206	0.3
133,063	@	eBay, Inc.	5,589,977	1.8
275,170		Hewlett-Packard Co.	5,533,669	1.7
91,275		Intel Corp.	2,432,479	0.8
9,736		KLA-Tencor Corp.	479,498	0.1
276,987		Microsoft Corp.	8,473,032	2.7
323,243	@	Yahoo!, Inc.	5,116,937	1.6
			34,900,145	10.9

		Materials: 2.8%
372,042		Alcoa, Inc.	3,255,368	1.0
200,153		International Paper Co.	5,786,423	1.8
			9,041,791	2.8

		Telecommunication Services: 3.5%
85,025		AT&T, Inc.	3,031,992	1.0
107,002		Verizon Communications, Inc.	4,755,169	1.5
115,329		Vodafone Group PLC ADR	3,249,971	1.0
			11,037,132	3.5

		Utilities: 2.5%
64,371		FirstEnergy Corp.	3,166,409	1.0
177,326		PPL Corp.	4,931,436	1.5
			8,097,845	2.5

	Total Common Stock
	(Cost $268,259,285)		311,082,263	97.5

See Accompanying Notes to Financial Statements

39

SHORT-TERM INVESTMENTS: 2.5%
	Mutual Funds: 2.5%
8,021,243	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $8,021,243)	8,021,243	2.5

	Total Short-Term Investments (Cost $8,021,243)	8,021,243	2.5

	Total Investments in Securities (Cost $276,280,528)	$319,103,506	100.0
	Liabilities in Excess of Other Assets	(101,557)	—
	Net Assets	$319,001,949	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $306,205,934.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$64,663,271
Gross Unrealized Depreciation	(51,765,699)
Net Unrealized Appreciation	$12,897,572

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$51,406,773	$—	$—	$51,406,773
Consumer Staples	23,116,300	—	—	23,116,300
Energy	39,535,443	—	—	39,535,443
Financials	67,492,280	—	—	67,492,280
Health Care	43,926,257	1,798,443	—	45,724,700
Industrials	20,729,854	—	—	20,729,854
Information Technology	34,900,145	—	—	34,900,145
Materials	9,041,791	—	—	9,041,791
Telecommunication Services	11,037,132	—	—	11,037,132
Utilities	8,097,845	—	—	8,097,845
Total Common Stock	309,283,820	1,798,443	—	311,082,263
Short-Term Investments	8,021,243	—	—	8,021,243
Total Investments, at fair value	$317,305,063	$1,798,443	$—	$319,103,506

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

40

PORTFOLIO OF INVESTMENTS
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 62.8%
		Consumer Discretionary: 7.7%
160,513		Carnival Corp.	5,500,781	0.7
383,355		Comcast Corp. — Class A	12,255,859	1.7
128,019		Home Depot, Inc.	6,783,727	0.9
79,442		Kohl’s Corp.	3,613,817	0.5
112,520		Time Warner Cable, Inc.	9,237,892	1.3
238,240		Time Warner, Inc.	9,172,240	1.2
226,218		Viacom - Class B	10,636,770	1.4
			57,201,086	7.7

		Consumer Staples: 7.9%
165,292		Archer-Daniels-Midland Co.	4,879,420	0.7
473,927		Avon Products, Inc.	7,682,357	1.0
47,894		Coca-Cola Co.	3,744,832	0.5
37,964	@	Energizer Holdings, Inc.	2,856,791	0.4
124,913		Kraft Foods, Inc.	4,824,140	0.7
144,000		PepsiCo, Inc.	10,175,040	1.4
138,812		Procter & Gamble Co.	8,502,235	1.1
183,262		Sysco Corp.	5,463,040	0.7
221,600		Unilever NV ADR	7,390,360	1.0
102,304		Walgreen Co.	3,026,152	0.4
			58,544,367	7.9

		Energy: 6.7%
139,987		Anadarko Petroleum Corp.	9,267,139	1.2
85,037		Baker Hughes, Inc.	3,495,021	0.5
17,667	@	Cameron International Corp.	754,557	0.1
88,855		Chevron Corp.	9,374,202	1.3
54,995		ConocoPhillips	3,073,121	0.4
72,777		Devon Energy Corp.	4,220,338	0.6
79,475		ExxonMobil Corp.	6,800,676	0.9
78,176		Halliburton Co.	2,219,417	0.3
23,555		Hess Corp.	1,023,465	0.1
39,245		Occidental Petroleum Corp.	3,366,044	0.5
27,497	@	Phillips 66	914,000	0.1
161,833		Williams Cos., Inc.	4,664,027	0.6
36,001	@	WPX Energy, Inc.	582,496	0.1
			49,754,503	6.7

		Financials: 13.6%
83,205	@	Aon PLC	3,892,330	0.5
170,439		BB&T Corp.	5,258,043	0.7
398,765		Charles Schwab Corp.	5,156,032	0.7
56,410		Chubb Corp.	4,107,776	0.6
304,447		Citigroup, Inc.	8,344,892	1.1
120,730		Comerica, Inc.	3,707,618	0.5
292,428		Fifth Third Bancorp.	3,918,535	0.5
593,790		JPMorgan Chase & Co.	21,216,117	2.9
401,645		Marsh & McLennan Cos., Inc.	12,945,018	1.7
93,398		Northern Trust Corp.	4,298,176	0.6
164,845		PNC Financial Services Group, Inc.	10,073,678	1.4
108,267		State Street Corp.	4,833,039	0.6
122,994		US Bancorp.	3,955,487	0.5
197,034		Wells Fargo & Co.	6,588,817	0.9
74,045		Willis Group Holdings Ltd.	2,701,902	0.4
			100,997,460	13.6

		Health Care: 8.3%
20,682		Amgen, Inc.	1,510,613	0.2
249,461		Bristol-Myers Squibb Co.	8,968,123	1.2
35,290		Cardinal Health, Inc.	1,482,180	0.2
85,340		Cigna Corp.	3,754,960	0.5
51,789		Eli Lilly & Co.	2,222,266	0.3
45,248	@	Hospira, Inc.	1,582,775	0.2
227,302		Medtronic, Inc.	8,803,407	1.2
258,611		Merck & Co., Inc.	10,797,009	1.5
452,876		Pfizer, Inc.	10,416,148	1.4
159,636		UnitedHealth Group, Inc.	9,338,706	1.3
40,019		WellPoint, Inc.	2,552,812	0.3
			61,428,999	8.3

		Industrials: 6.7%
101,333		Cintas Corp.	3,912,467	0.5
1,230,642		General Electric Co.	25,646,579	3.5
182,714		Ingersoll-Rand PLC	7,706,877	1.0
231,911		Tyco International Ltd.	12,256,496	1.7
			49,522,419	6.7

		Information Technology: 6.7%
177,311	@	Amdocs Ltd.	5,269,683	0.7
373,923		Applied Materials, Inc.	4,285,157	0.6
80,237	@	Dell, Inc.	1,004,567	0.1
327,838	@	eBay, Inc.	13,772,474	1.9
74,153		Hewlett-Packard Co.	1,491,217	0.2
181,809		Intel Corp.	4,845,210	0.6
126,599	@	Juniper Networks, Inc.	2,064,830	0.3
421,114		Microsoft Corp.	12,881,877	1.7
266,215		Western Union Co.	4,483,061	0.6
			50,098,076	6.7

		Materials: 0.9%
62,027		PPG Industries, Inc.	6,582,305	0.9

		Telecommunication Services: 2.3%
158,234		Verizon Communications, Inc.	7,031,919	0.9
359,219		Vodafone Group PLC ADR	10,122,792	1.4
			17,154,711	2.3

		Utilities: 2.0%
55,157		American Electric Power Co., Inc.	2,200,764	0.3
87,079		Edison International	4,023,050	0.5
43,112		Entergy Corp.	2,926,874	0.4
90,272		FirstEnergy Corp.	4,440,480	0.6
31,058		Pinnacle West Capital Corp.	1,606,941	0.2
			15,198,109	2.0

	Total Common Stock (Cost $389,396,737)		466,482,035	62.8

See Accompanying Notes to Financial Statements

41

EXCHANGE-TRADED FUNDS: 0.3%
102,300		SPDR S&P Homebuilders	2,184,105	0.3

	Total Exchange-Traded Funds (Cost $1,790,748)		2,184,105	0.3

PREFERRED STOCK: 1.8%
		Consumer Discretionary: 0.1%
7,890	@	Nielsen Holdings NV	405,842	0.1

		Energy: 0.6%
88,000	@,P	El Paso Energy Capital Trust I	4,457,200	0.6

		Financials: 0.5%
35,144	@	Keycorp	3,918,556	0.5

		Health Care: 0.4%
1,600	@	Healthsouth Corp.	1,696,400	0.2
30,451	@,P	Omnicare, Inc.	1,339,844	0.2
			3,036,244	0.4

		Industrials: 0.2%
179,631	#,@	Swift Mandatory Common Exchange Security Trust	1,707,177	0.2

	Total Preferred Stock (Cost $11,990,026)		13,525,019	1.8

Principal Amount†
CORPORATE BONDS/NOTES: 20.5%
		Consumer Discretionary: 2.3%
580,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	656,927	0.1
395,000		Autozone, Inc., 6.500%, 01/15/14	426,999	0.1
390,000		Best Buy Co., Inc., 5.500%, 03/15/21	358,888	0.1
550,000		Comcast Corp., 5.700%, 05/15/18	649,788	0.1
355,000		COX Communications, Inc., 5.450%, 12/15/14	390,909	0.1
60,000	#	Cox Communications, Inc., 8.375%, 03/01/39	84,808	0.0
185,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	186,506	0.0
310,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	313,616	0.0
2,785,000		International Game Technology, 3.250%, 05/01/14	3,087,869	0.4
2,349,100		Liberty Media Corp., 3.125%, 03/30/23	2,880,584	0.4
4,434,000		MGM Resorts International, 4.250%, 04/15/15	4,506,052	0.6
200,000		NBCUniversal Media LLC, 2.100%, 04/01/14	203,656	0.0
125,000		NBCUniversal Media LLC, 5.150%, 04/30/20	143,838	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/41	249,158	0.0
645,000		Target Corp., 2.900%, 01/15/22	660,960	0.1
445,000		Time Warner Cable, Inc., 5.875%, 11/15/40	500,505	0.1
160,000		Time Warner, Inc., 5.875%, 11/15/16	187,622	0.0
555,000		Tupperware Brands Corp., 4.750%, 06/01/21	576,419	0.1
200,000		WPP Finance UK, 8.000%, 09/15/14	225,694	0.0
555,000		Wyndham Worldwide Corp., 5.625%, 03/01/21	605,760	0.1
115,000		Yum! Brands, Inc., 6.250%, 03/15/18	136,503	0.0
			17,033,061	2.3

		Consumer Staples: 0.4%
375,000		Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	401,854	0.1
240,000		Corn Products International, Inc., 6.625%, 04/15/37	296,097	0.0
377,000		CVS Pass-Through Trust, 6.036%, 12/10/28	426,335	0.1
235,000		Delhaize Group, 5.875%, 02/01/14	247,573	0.0
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	455,346	0.1
295,000	#	Grupo Bimbo S.A.B de CV, 4.875%, 06/30/20	328,374	0.0
355,000		Kraft Foods, Inc., 6.875%, 01/26/39	463,425	0.1
100,000		Kraft Foods, Inc., 6.875%, 02/01/38	131,390	0.0
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	70,866	0.0
			2,821,260	0.4

		Energy: 0.9%
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	200,908	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	362,277	0.1
1,555,000		Helix Energy Solutions Group, Inc., 3.250%, 12/15/25	1,562,775	0.2
250,000		Hess Corp., 5.600%, 02/15/41	266,613	0.0
250,000		Husky Energy, Inc., 3.950%, 04/15/22	255,587	0.0
130,000		Noble Holding International Ltd., 2.500%, 03/15/17	132,216	0.0
370,000		Petroleos Mexicanos, 5.500%, 01/21/21	419,950	0.1
320,000	#	Phillips 66, 1.950%, 03/05/15	322,542	0.1

See Accompanying Notes to Financial Statements

42

295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	302,100	0.1
625,000	#	Southwestern Energy Co., 4.100%, 03/15/22	635,229	0.1
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	219,145	0.0
1,841,000	#	Stone Energy Corp., 1.750%, 03/01/17	1,702,925	0.2
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	279,610	0.0
			6,661,877	0.9

		Financials: 6.2%
165,000		Abbey National Treasury Services PLC/London, 2.875%, 04/25/14	160,990	0.0
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	285,890	0.0
300,000		Aegon NV, 4.625%, 12/01/15	320,439	0.0
3,071,000		Affiliated Managers Group, Inc., 3.950%, 08/15/38	3,328,196	0.4
700,000		Ally Financial, Inc., 2.200%, 12/19/12	706,466	0.1
850,000		American Tower Corp., 4.500%, 01/15/18	900,002	0.1
125,000		American Tower Corp., 4.625%, 04/01/15	132,415	0.0
500,000		Bank of America Corp., 5.650%, 05/01/18	535,577	0.1
400,000		Bank of America Corp., 5.750%, 12/01/17	427,574	0.1
165,000		Barclays Bank PLC, 2.750%, 02/23/15	166,235	0.0
305,000		Barclays Bank PLC, 5.140%, 10/14/20	288,915	0.0
525,000		Barclays Bank PLC, 6.750%, 05/22/19	613,642	0.1
260,000		Bear Stearns Cos., Inc., 7.250%, 02/01/18	311,348	0.0
430,000	#	BPCE S.A., 2.375%, 10/04/13	423,200	0.1
515,000		Charles Schwab Corp., 4.450%, 07/22/20	572,505	0.1
1,500,000		Citibank NA, 1.750%, 12/28/12	1,511,348	0.2
4,200,000		Citigroup Funding, Inc., 2.250%, 12/10/12	4,238,136	0.6
575,000		Citigroup, Inc., 6.125%, 11/21/17	638,086	0.1
345,000		Citigroup, Inc., 8.500%, 05/22/19	426,892	0.1
325,000		CNA Financial Corp., 5.875%, 08/15/20	358,203	0.1
1,065,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	1,106,102	0.2
340,000		Digital Realty Trust L.P., 4.500%, 07/15/15	355,416	0.1
225,000	#	ERAC USA Finance LLC, 2.750%, 07/01/13	228,053	0.0
4,950,000		General Electric Capital Corp., 2.625%, 12/28/12	5,006,955	0.7
380,000		General Electric Capital Corp., 4.650%, 10/17/21	423,127	0.1
700,000		General Electric Capital Corp., 6.000%, 08/07/19	820,744	0.1
355,000		Goldman Sachs Group, Inc./The, 5.250%, 07/27/21	361,521	0.1
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	3,848,137	0.5
720,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	781,865	0.1
345,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	339,493	0.0
465,000	#	HBOS PLC, 6.750%, 05/21/18	439,433	0.1
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	470,166	0.1
340,000		JPMorgan Chase & Co., 4.400%, 07/22/20	359,460	0.1
775,000		JPMorgan Chase & Co., 6.000%, 01/15/18	891,079	0.1
220,000		Korea Development Bank, 4.375%, 08/10/15	235,076	0.0
625,000		Lloyds TSB Bank PLC, 4.875%, 01/21/16	656,894	0.1
165,000	#	Lloyds TSB Bank PLC, 5.800%, 01/13/20	176,765	0.0
430,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	481,958	0.1
455,000		MetLife, Inc., 4.750%, 02/08/21	507,780	0.1
1,144,000		MGIC Investment Corp., 5.000%, 05/01/17	782,210	0.1
750,000		Morgan Stanley, 3.800%, 04/29/16	727,493	0.1
215,000		Morgan Stanley, 5.750%, 01/25/21	212,494	0.0
790,000		Morgan Stanley, 3.450%, 11/02/15	765,703	0.1
675,000		Morgan Stanley, 4.000%, 07/24/15	671,653	0.1
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	214,379	0.0
165,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	171,632	0.0
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	616,192	0.1
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	314,778	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	246,125	0.0
360,000		PNC Funding Corp., 5.125%, 02/08/20	417,277	0.1
225,000		PNC Funding Corp., 6.700%, 06/10/19	280,326	0.0

See Accompanying Notes to Financial Statements

43

320,000		Prudential Financial, Inc., 4.750%, 09/17/15	344,824	0.0
85,000		Prudential Financial, Inc., 7.375%, 06/15/19	103,944	0.0
590,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	641,488	0.1
495,000		Royal Bank of Scotland PLC, 4.875%, 03/16/15	512,587	0.1
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	186,155	0.0
460,000		Senior Housing Properties Trust, 4.300%, 01/15/16	460,950	0.1
190,000		Simon Property Group L.P., 4.750%, 03/15/42	191,096	0.0
775,000	#	Societe Generale, 2.500%, 01/15/14	765,116	0.1
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	329,771	0.0
225,000		UBS AG, 5.750%, 04/25/18	249,679	0.0
305,000		UBS AG, 5.875%, 12/20/17	341,249	0.0
500,000		US Bank NA/Cincinnati OH, 3.778%, 04/29/20	522,807	0.1
170,000		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	171,638	0.0
300,000	#	WEA Finance LLC, 7.125%, 04/15/18	355,972	0.1
570,000		Wells Fargo & Co., 5.625%, 12/11/17	666,716	0.1
440,000		Westpac Banking Corp., 2.100%, 08/02/13	446,651	0.1
350,000		WR Berkley Corp., 4.625%, 03/15/22	354,622	0.0
			45,901,610	6.2

		Health Care: 3.5%
610,000		Aetna, Inc., 3.950%, 09/01/20	663,833	0.1
1,840,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	1,715,800	0.2
1,460,000		Dendreon Corp., 2.875%, 01/15/16	1,022,000	0.1
1,835,000		Endo Pharmaceuticals Holdings, Inc., 1.750%, 04/15/15	2,215,762	0.3
270,000		Express Scripts, Inc., 3.125%, 05/15/16	281,474	0.1
2,930,000		Gilead Sciences, Inc., 1.625%, 05/01/16	3,805,337	0.5
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	110,552	0.0
3,470,000		LifePoint Hospitals, Inc., 3.500%, 05/15/14	3,725,913	0.5
210,000		Medco Health Solutions, Inc., 2.750%, 09/15/15	216,137	0.0
959,000		NuVasive, Inc., 2.750%, 07/01/17	950,609	0.1
1,145,000		Omnicare, Inc., 3.250%, 12/15/35	1,094,906	0.2
2,071,000		Omnicare, Inc., 3.750%, 04/01/42	1,907,909	0.3
876,000	#	Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	941,700	0.1
930,000		Salix Pharmaceuticals Ltd., 2.750%, 05/15/15	1,264,800	0.2
2,365,000		Teleflex, Inc., 3.875%, 08/01/17	2,770,006	0.4
2,475,000		Vertex Pharmaceuticals, Inc., 3.350%, 10/01/15	3,245,344	0.4
			25,932,082	3.5

		Industrials: 0.7%
425,000	#	BAA Funding Ltd., 2.500%, 06/25/15	427,744	0.1
400,000		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	393,000	0.1
289,318		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 01/12/21	303,060	0.0
330,000		CSX Corp., 5.500%, 04/15/41	372,919	0.1
105,000		CSX Corp., 6.150%, 05/01/37	129,414	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	1,016,314	0.1
233,814		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 07/02/18	253,104	0.0
285,000		General Electric Co., 5.250%, 12/06/17	333,366	0.1
670,000		Pentair, Inc., 5.000%, 05/15/21	744,625	0.1
175,000		Raytheon Co., 1.625%, 10/15/15	179,810	0.0
260,000		Ryder System, Inc., 3.150%, 03/02/15	268,560	0.0
170,000		Union Pacific Corp., 6.125%, 02/15/20	210,405	0.0
380,000		Waste Management, Inc., 5.000%, 03/15/14	404,567	0.1
			5,036,888	0.7

		Information Technology: 3.4%
2,081,000	#	Ciena Corp., 4.000%, 03/15/15	2,335,923	0.3
45,000		Corning, Inc., 6.625%, 05/15/19	54,967	0.0
370,000		Hewlett-Packard Co., 2.625%, 12/09/14	379,207	0.0
2,338,000		Lam Research Corp., 1.250%, 05/15/18	2,317,542	0.3
2,120,000		Linear Technology Corp., 3.000%, 05/01/27	2,199,500	0.3
1,927,000	#	Linear Technology Corp., 3.000%, 05/01/27	1,999,263	0.3
1,799,000	#	Micron Technology, Inc., 1.500%, 08/01/31	1,601,110	0.2

See Accompanying Notes to Financial Statements

44

1,141,000		Novellus Systems, Inc., 2.625%, 05/15/41	1,407,709	0.2
6,649,000		SanDisk Corp., 1.000%, 05/15/13	6,582,510	0.9
4,972,000		SanDisk Corp., 1.500%, 08/15/17	5,139,805	0.7
1,466,000	#	Xilinx, Inc., 3.125%, 03/15/37	1,755,535	0.2
			25,773,071	3.4

		Materials: 1.3%
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	398,303	0.1
570,000		ArcelorMittal, 3.750%, 08/05/15	573,656	0.1
80,000		ArcelorMittal, 5.500%, 03/01/21	75,900	0.0
80,000		ArcelorMittal, 6.750%, 03/01/41	74,980	0.0
460,000		ArcelorMittal, 9.850%, 06/01/19	548,409	0.1
390,000		Barrick Gold Corp., 2.900%, 05/30/16	409,619	0.1
235,000		Barrick Gold Corp., 3.850%, 04/01/22	243,993	0.0
255,000		Barrick Gold Corp., 5.250%, 04/01/42	274,624	0.0
4,300,000		Cemex SAB de CV, 4.875%, 03/15/15	3,816,250	0.5
315,000		Cintas Corp. No 2, 2.850%, 06/01/16	327,586	0.0
390,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	388,966	0.1
735,000	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	701,980	0.1
195,000		International Paper Co., 6.000%, 11/15/41	220,935	0.0
710,000		Newmont Mining Corp., 3.500%, 03/15/22	702,770	0.1
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	458,907	0.1
75,000		Southern Copper Corp., 5.375%, 04/16/20	83,529	0.0
105,000		Southern Copper Corp., 6.750%, 04/16/40	112,370	0.0
220,000		Vale Overseas Ltd., 5.625%, 09/15/19	245,131	0.0
250,000		Vale Overseas Ltd., 6.875%, 11/10/39	293,695	0.0
			9,951,603	1.3

		Telecommunication Services: 1.3%
225,000		America Movil SAB de CV, 2.375%, 09/08/16	232,035	0.0
4,000		AT&T Corp., 8.000%, 11/15/31	5,950	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	326,820	0.0
390,000		AT&T, Inc., 1.600%, 02/15/17	391,105	0.1
440,000		AT&T, Inc., 3.000%, 02/15/22	448,293	0.1
101,000		AT&T, Inc., 5.350%, 09/01/40	116,523	0.0
205,000		CenturyLink, Inc., 5.800%, 03/15/22	204,603	0.0
275,000		CenturyLink, Inc., 7.650%, 03/15/42	267,946	0.0
345,000	#	Crown Castle Towers LLC, 3.214%, 08/15/15	351,178	0.1
165,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/30	229,835	0.0
220,000		France Telecom SA, 5.375%, 01/13/42	233,610	0.0
1,677,000		SBA Communications Corp., 1.875%, 05/01/13	2,331,030	0.3
640,000		Telecom Italia Capital S.A., 6.999%, 06/04/18	640,000	0.1
880,000		TW Telecom, Inc., 2.375%, 04/01/26	1,238,600	0.2
280,000		Verizon Communications, Inc., 8.950%, 03/01/39	463,290	0.1
165,000		Verizon Communications, Inc., 3.000%, 04/01/16	175,601	0.0
190,000		Verizon Communications, Inc., 4.750%, 11/01/41	210,151	0.0
315,000		Verizon Communications, Inc., 6.350%, 04/01/19	393,425	0.1
1,170,000		Virgin Media Secured Finance PLC, 6.500%, 01/15/18	1,278,225	0.2
			9,538,220	1.3

		Utilities: 0.5%
80,407		CenterPoint Energy, Inc., 09/15/29	2,939,881	0.4
150,000	#	EDF S.A., 4.600%, 01/27/20	159,084	0.0
425,000	#	Enel Finance International S.A., 5.125%, 10/07/19	406,833	0.1
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	165,526	0.0
355,000		Louisville Gas & Electric Co., 1.625%, 11/15/15	361,439	0.0
			4,032,763	0.5

	Total Corporate Bonds/Notes (Cost $142,298,583)		152,682,435	20.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
350,000	#	GE Dealer Floorplan Master Note Trust, 1.792%, 10/20/14	351,625	0.1

	Total Collateralized Mortgage Obligations (Cost $350,000)		351,625	0.1

MUNICIPAL BONDS: 0.1%
		Georgia: 0.1%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	204,076	0.0

See Accompanying Notes to Financial Statements

45

325,000	Municipal Electric Authority of Georgia, 6.655%, 04/01/57	374,442	0.1
		578,518	0.1

	Texas: 0.0%
230,000	Texas State Transportation Commission, 5.028%, 04/01/26	279,919	0.0

	Total Municipal Bonds (Cost $734,040)	858,437	0.1

ASSET-BACKED SECURITIES: 0.0%
	Automobile Asset-Backed Securities: 0.0%
37,190	# ARI Fleet Lease Trust, 1.692%, 08/15/18	37,236	0.0

	Total Asset-Backed Securities (Cost $37,190)	37,236	0.0

U.S. TREASURY OBLIGATIONS: 9.0%
	U.S. Treasury Bonds: 3.8%
20,000	1.750%, due 05/15/22	20,184	0.0
1,910,000	1.750%, due 08/15/12	1,913,939	0.3
400,000	1.750%, due 03/31/14	409,969	0.1
290,000	2.000%, due 11/15/21	300,943	0.0
2,940,000	2.250%, due 01/31/15	3,081,258	0.4
1,001,000	2.500%, due 03/31/15	1,058,714	0.1
1,400,000	2.625%, due 06/30/14	1,464,532	0.2
1,500,000	2.625%, due 07/31/14	1,571,016	0.2
2,000,000	2.625%, due 04/30/16	2,157,344	0.3
2,000,000	2.625%, due 11/15/20	2,200,312	0.3
3,500,000	3.125%, due 11/15/41	3,769,608	0.5
2,670,000	3.500%, due 02/15/39	3,093,863	0.4
5,000	4.125%, due 08/31/12	5,033	0.0
2,000,000	4.250%, due 11/15/40	2,620,938	0.4
1,300,000	4.375%, due 11/15/39	1,734,282	0.2
1,800,000	4.625%, due 02/15/40	2,494,125	0.3
230,000	6.875%, due 08/15/25	359,555	0.1
		28,255,615	3.8

	U.S. Treasury Notes: 5.2%
18,000,000	0.250%, due 04/30/14	17,982,432	2.4
310,000	0.625%, due 05/31/17	308,765	0.0
5,000,000	0.250%, due 02/28/14	4,996,095	0.7
120,000	0.875%, due 04/30/17	120,994	0.0
1,500,000	1.875%, due 04/30/14	1,542,481	0.2
880,000	2.125%, due 11/30/14	917,263	0.1
2,630,000	2.375%, due 10/31/14	2,753,281	0.4
10,000,000	2.750%, due 10/31/13	10,326,960	1.4
		38,948,271	5.2

	Total U.S. Treasury Obligations (Cost $63,046,405)	67,203,886	9.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.0%
	Federal Home Loan Mortgage Corporation: 0.5%##
550,000	3.000%, due 07/28/14	579,158	0.1
2,400,000	4.875%, due 06/13/18	2,911,968	0.4
		3,491,126	0.5

	Federal National Mortgage Association: 0.5%##
2,130,000	4.375%, due 10/15/15	2,392,618	0.3
915,000	6.625%, due 11/15/30	1,394,295	0.2
		3,786,913	0.5

	Total U.S. Government Agency Obligations (Cost $6,405,966)	7,278,039	1.0

FOREIGN GOVERNMENT BONDS: 0.2%
960,000	Brazil Government International Bond, 6.000%, 01/17/17	1,133,280	0.2
100,000	Peruvian Government International Bond, 7.125%, 03/30/19	129,000	0.0

	Total Foreign Government Bonds (Cost $1,077,241)	1,262,280	0.2

	Total Long-Term Investments (Cost $617,126,936)	711,865,097	95.8

Shares
SHORT-TERM INVESTMENTS: 3.5%
	Mutual Funds: 3.5%
26,031,859	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $26,031,859)	26,031,859	3.5

	Total Short-Term Investments (Cost $26,031,859)	26,031,859	3.5

	Total Investments in Securities (Cost $643,158,795)	$737,896,956	99.3
	Assets in Excess of Other Liabilities	5,361,354	0.7
	Net Assets	$743,258,310	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.

	Cost for federal income tax purposes is $644,069,717.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$113,446,600
	Gross Unrealized Depreciation	(19,619,361)
	Net Unrealized Appreciation	$93,827,239

See Accompanying Notes to Financial Statements

46

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$466,482,035	$—	$—	$466,482,035
Exchange-Traded Funds	2,184,105	—	—	2,184,105
Preferred Stock	3,918,556	9,606,463	—	13,525,019
Corporate Bonds/Notes	—	148,834,298	3,848,137	152,682,435
Collateralized Mortgage Obligations	—	351,625	—	351,625
Municipal Bonds	—	858,437	—	858,437
U.S. Treasury Obligations	—	67,203,886	—	67,203,886
Foreign Government Bonds	—	1,262,280	—	1,262,280
Short-Term Investments	26,031,859	—	—	26,031,859
U.S. Government Agency Obligations	—	7,278,039	—	7,278,039
Asset-Backed Securities	—	37,236	—	37,236
Total Investments, at fair value	$498,616,555	$235,432,264	$3,848,137	$737,896,956
Other Financial Instruments+
Forward Foreign Currency Contracts	—	14,707	—	14,707
Total Assets	$498,616,555	$235,446,971	$3,848,137	$737,911,663
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(101,394)	$—	$(101,394)
Total Liabilities	$—	$(101,394)	$—	$(101,394)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon Corp.	EU Euro	956,259	Buy	07/12/12	$1,200,000	$1,210,265	$10,265
State Street Bank	EU Euro	1,059,115	Buy	07/12/12	1,336,000	1,340,442	4,442
							$14,707

The Bank of New York Mellon Corp.	EU Euro	6,183,749	Sell	07/12/12	$7,759,925	$7,826,303	$(66,378)
State Street Bank	British Pound	4,667,592	Sell	07/12/12	7,274,932	7,309,948	(35,016)
							$(101,394)

See Accompanying Notes to Financial Statements

47

PORTFOLIO OF INVESTMENTS
ING JPMORGAN MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Consumer Discretionary: 20.1%
26,175	@	AMC Networks, Inc.	930,521	0.2
12,250	@	Autozone, Inc.	4,497,833	1.2
48,400	@	Bed Bath & Beyond, Inc.	2,991,120	0.8
99,000		Cablevision Systems Corp.	1,315,710	0.3
123,500		CBS Corp. - Class B	4,048,330	1.1
121,401		Clear Channel Outdoor Holdings, Inc.	730,834	0.2
57,053		Darden Restaurants, Inc.	2,888,593	0.8
121,200		Dish Network Corp. - Class A	3,460,260	0.9
70,650		Expedia, Inc.	3,396,145	0.9
65,300		Family Dollar Stores, Inc.	4,341,144	1.1
137,000		Gannett Co., Inc.	2,018,010	0.5
137,400		Gap, Inc.	3,759,264	1.0
64,500		Genuine Parts Co.	3,886,125	1.0
37,700		Jarden Corp.	1,584,154	0.4
113,100		Kohl’s Corp.	5,144,919	1.3
139,906		Marriott International, Inc.	5,484,315	1.4
52,900	@	Mohawk Industries, Inc.	3,694,007	1.0
42,700		Petsmart, Inc.	2,911,286	0.8
55,100		PVH Corp.	4,286,229	1.1
56,100		Tiffany & Co.	2,970,495	0.8
97,300		TJX Cos., Inc.	4,177,089	1.1
32,050	@	TripAdvisor, Inc.	1,432,315	0.4
2,050	L	Washington Post	766,331	0.2
102,000		Williams-Sonoma, Inc.	3,566,940	0.9
42,200		Yum! Brands, Inc.	2,718,524	0.7
			77,000,493	20.1

		Consumer Staples: 6.3%
79,400		Beam, Inc.	4,961,706	1.3
25,675		Brown-Forman Corp.	2,486,624	0.6
69,300		Dr Pepper Snapple Group, Inc.	3,031,875	0.8
47,500	@	Energizer Holdings, Inc.	3,574,375	0.9
51,600		Hershey Co.	3,716,748	1.0
34,300		JM Smucker Co.	2,590,336	0.7
56,800	@	Ralcorp Holdings, Inc.	3,790,832	1.0
			24,152,496	6.3

		Energy: 3.6%
69,200		Devon Energy Corp.	4,012,908	1.0
84,100		EQT Corp.	4,510,283	1.2
71,600		QEP Resources, Inc.	2,145,852	0.6
110,097		Williams Cos., Inc.	3,172,996	0.8
			13,842,039	3.6

		Financials: 25.9%
15,013	@	Alleghany Corp.	5,100,667	1.3
109,400		Ameriprise Financial, Inc.	5,717,244	1.5
35,000	@	Arch Capital Group Ltd.	1,389,150	0.4
39,700		Axis Capital Holdings Ltd.	1,292,235	0.4
180,350		Brookfield Properties Co.	3,141,697	0.8
105,300		Capitol Federal Financial, Inc.	1,250,964	0.3
302,800		Charles Schwab Corp.	3,915,204	1.0
50,100		Chubb Corp.	3,648,282	1.0
62,800		City National Corp.	3,050,824	0.8
41,700		Cullen/Frost Bankers, Inc.	2,397,333	0.6
323,200		Fifth Third Bancorp.	4,330,880	1.1
71,500		HCP, Inc.	3,156,725	0.8
260,200		Huntington Bancshares, Inc.	1,665,280	0.4
166,000	@	Invesco Ltd.	3,751,600	1.0
174,800		Loews Corp.	7,151,068	1.9
56,961		M&T Bank Corp.	4,703,270	1.2
190,900		Marsh & McLennan Cos., Inc.	6,152,707	1.6
56,800		Northern Trust Corp.	2,613,936	0.7
242,850		Old Republic International Corp.	2,013,227	0.5
110,305	@	OneBeacon Insurance Group Ltd.	1,436,171	0.4
227,800		People’s United Financial, Inc.	2,644,758	0.7
79,900		Regency Centers Corp.	3,800,843	1.0
179,700		SunTrust Bank	4,354,131	1.2
67,300		T. Rowe Price Group, Inc.	4,237,208	1.1
115,000		UnumProvident Corp.	2,199,950	0.6
41,376		Vornado Realty Trust	3,474,756	0.9
120,900		WR Berkley Corp.	4,705,428	1.2
187,500		XL Group PLC	3,945,000	1.0
99,200		Zions Bancorp.	1,926,464	0.5
			99,167,002	25.9

		Health Care: 5.0%
97,580		AmerisourceBergen Corp.	3,839,773	1.0
30,500		Becton Dickinson & Co.	2,279,875	0.6
94,000		Cigna Corp.	4,136,000	1.1
18,000	@	Henry Schein, Inc.	1,412,820	0.4
37,800		Humana, Inc.	2,927,232	0.7
139,300		Lincare Holdings, Inc.	4,738,986	1.2
			19,334,686	5.0

		Industrials: 8.9%
42,200		Alliant Techsystems, Inc.	2,134,054	0.5
84,000		Ametek, Inc.	4,192,440	1.1
80,400		Carlisle Cos., Inc.	4,262,808	1.1
16,779		Cooper Industries PLC	1,143,992	0.3
47,900		Equifax, Inc.	2,232,140	0.6
113,600	@	Fortune Brands Home & Security, Inc.	2,529,872	0.7
23,100		MSC Industrial Direct Co.	1,514,205	0.4
58,100		Regal-Beloit Corp.	3,617,306	0.9
247,017		Republic Services, Inc.	6,536,070	1.7
92,400	@,L	Rexnord Corp.	1,851,696	0.5
67,341		Snap-On, Inc.	4,191,977	1.1
			34,206,560	8.9

		Information Technology: 6.4%
89,900		Amphenol Corp.	4,937,308	1.3
123,500		Analog Devices, Inc.	4,652,245	1.2

See Accompanying Notes to Financial Statements

48

109,700	@	Arrow Electronics, Inc.	3,599,257	0.9
137,600		Jack Henry & Associates, Inc.	4,749,952	1.3
131,600	@	Synopsys, Inc.	3,872,988	1.0
81,100		Xilinx, Inc.	2,722,527	0.7
			24,534,277	6.4

		Materials: 7.7%
32,620		Airgas, Inc.	2,740,406	0.7
76,408		Albemarle Corp.	4,556,973	1.2
147,000		Ball Corp.	6,034,350	1.6
62,900		Rock-Tenn Co.	3,431,195	0.9
33,800		Sherwin-Williams Co.	4,473,430	1.2
56,300		Sigma-Aldrich Corp.	4,162,259	1.1
91,300		Silgan Holdings, Inc.	3,897,597	1.0
			29,296,210	7.7

		Telecommunication Services: 0.5%
87,887		Telephone & Data Systems, Inc.	1,871,114	0.5

		Utilities: 12.7%
103,200		CenterPoint Energy, Inc.	2,133,144	0.6
198,600		CMS Energy Corp.	4,667,100	1.2
128,200		Energen Corp.	5,785,666	1.5
133,772		Northeast Utilities	5,191,691	1.4
278,000		NV Energy, Inc.	4,887,240	1.3
60,700		Oneok, Inc.	2,568,217	0.7
88,900		Pacific Gas & Electric Co.	4,024,503	1.0
76,600		Sempra Energy	5,276,208	1.4
158,100		Westar Energy, Inc.	4,735,095	1.2
111,500		Wisconsin Energy Corp.	4,412,055	1.2
167,800		Xcel Energy, Inc.	4,767,198	1.2
			48,448,117	12.7

	Total Common Stock (Cost $314,146,776)		371,852,994	97.1

Principal Amount†
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateral(cc)(1): 0.6%
450,102	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $450,109, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $459,104, due 05/01/32-06/01/42)	450,102	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/01/42-02/20/61)	1,000,000	0.3
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.2
		2,450,102	0.6

Shares
	Mutual Funds: 2.8%
10,675,002	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,675,002)	10,675,002	2.8

	Total Short-Term Investments (Cost $13,125,104)	13,125,104	3.4

	Total Investments in Securities (Cost $327,271,880)	$384,978,098	100.5
	Liabilities in Excess of Other Assets	(1,973,035)	(0.5)
	Net Assets	$383,005,063	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $330,874,827.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$66,228,203
	Gross Unrealized Depreciation	(12,124,932)
	Net Unrealized Appreciation	$54,103,271

See Accompanying Notes to Financial Statements

49

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$371,852,994	$—	$—	$371,852,994
Short-Term Investments	10,675,002	2,450,102	—	13,125,104
Total Investments, at fair value	$382,527,996	$2,450,102	$—	$384,978,098

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

50

PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Argentina: 0.1%
132,800		YPF SA ADR	1,640,080	0.1

		Australia: 0.6%
714,700		Iluka Resources Ltd.	8,435,133	0.6

		Belgium: 0.2%
80,964	@,L	ThromboGenics NV	2,192,772	0.2

		Brazil: 4.1%
803,900		All America Latina Logistica SA	3,394,111	0.2
2,700,600		BM&F Bovespa S.A.	13,620,651	0.9
378,300		Cia de Bebidas das Americas ADR	14,500,239	1.0
528,050		Embraer SA ADR	14,009,167	1.0
1,006,480		Itau Unibanco Holding SA ADR	14,010,201	1.0
			59,534,369	4.1

		Denmark: 1.3%
122,126		Carlsberg A/S	9,639,744	0.7
173,654	L	FLSmidth & Co. A/S	9,501,065	0.6
			19,140,809	1.3

		Finland: 0.6%
492,816		Fortum OYJ	9,358,807	0.6

		France: 5.5%
171,288		LVMH Moet Hennessy Louis Vuitton S.A.	26,068,356	1.8
101,450		PPR	14,459,851	1.0
258,860	@	Societe Generale	6,070,174	0.4
256,794		Technip S.A.	26,762,112	1.8
169,314		Total S.A.	7,620,659	0.5
			80,981,152	5.5

		Germany: 9.4%
195,104		Allianz AG	19,624,558	1.3
274,607		Bayer AG	19,788,034	1.4
481,494		Bayerische Motoren Werke AG	23,751,562	1.6
75,982		Linde AG	11,833,513	0.8
501,199		SAP AG	29,678,773	2.0
399,476		Siemens AG	33,566,905	2.3
			138,243,345	9.4

		India: 3.3%
1,886,337		DLF Ltd.	6,779,693	0.5
587,010		ICICI Bank Ltd. ADR	19,024,994	1.3
344,345		Infosys Ltd.	15,610,948	1.1
1,576,003	@	Wire and Wireless India Ltd.	379,015	0.0
2,471,859		Zee Telefilms Ltd.	6,539,107	0.4
307,844	@	Zee Learn Ltd.	140,971	0.0
			48,474,728	3.3

		Italy: 2.0%
88,430	@	Brunello Cucinelli SpA	1,257,850	0.1
340,418		Lottomatica S.p.A.	6,570,456	0.5
422,727		Prysmian S.p.A.	6,305,417	0.4
146,738		Tod’s S.p.A.	14,719,046	1.0
			28,852,769	2.0

		Japan: 8.8%
13,197		Dai-ichi Life Insurance Co., Ltd.	15,283,947	1.1
71,500		Fanuc Ltd.	11,753,251	0.8
420,800		Hoya Corp.	9,270,232	0.6
2,972		KDDI Corp.	19,172,108	1.3
66,751		Keyence Corp.	16,512,399	1.1
104,500		Kyocera Corp.	9,043,427	0.6
337,700		Murata Manufacturing Co., Ltd.	17,763,219	1.2
130,700		Nidec Corp.	9,937,621	0.7
37,900		Nintendo Co., Ltd.	4,426,000	0.3
180,300		Sony Corp.	2,578,156	0.2
403,000		Sumitomo Mitsui Financial Group, Inc.	13,313,077	0.9
			129,053,437	8.8

		Mexico: 3.7%
3,164,182		Fomento Economico Mexicano SA de CV ADR	28,255,310	1.9
1,238,955		Grupo Modelo S.A.	10,959,518	0.8
713,964		Grupo Televisa SAB ADR	15,335,947	1.0
			54,550,775	3.7

		Netherlands: 1.9%
798,083		European Aeronautic Defence and Space Co. NV	28,324,608	1.9

		South Korea: 0.6%
37,654		E-Mart Co. Ltd.	8,264,852	0.6

		Spain: 3.6%
2,246,506		Banco Bilbao Vizcaya Argentaria S.A.	16,043,135	1.1
266,875		Inditex S.A.	27,585,654	1.9
574,592		Repsol YPF S.A.	9,236,647	0.6
			52,865,436	3.6

		Sweden: 5.3%
922,657		Assa Abloy AB	25,766,170	1.8
5,607,549		Telefonaktiebolaget LM Ericsson	51,307,523	3.5
			77,073,693	5.3

		Switzerland: 4.9%
779,769	@	Credit Suisse Group	14,267,469	1.0
279,950		Nestle S.A.	16,706,820	1.2
45,721		Roche Holding AG - Genusschein	7,897,526	0.5
308,659		Transocean Ltd.	13,806,317	0.9
1,668,353	@	UBS AG - Reg	19,523,361	1.3
			72,201,493	4.9

		Taiwan: 1.0%
5,549,111		Taiwan Semiconductor Manufacturing Co., Ltd.	15,190,515	1.0

		United Kingdom: 3.5%
1,205,764		Kingfisher PLC	5,439,210	0.4
1,618,506		Prudential PLC	18,766,558	1.3

See Accompanying Notes to Financial Statements

51

803,805		Unilever PLC	26,986,671	1.8
			51,192,439	3.5

		United States: 39.0%
242,300		3M Co.	21,710,080	1.5
214,640		Abercrombie & Fitch Co.	7,327,810	0.5
618,823	@	Adobe Systems, Inc.	20,031,301	1.4
521,070		Aetna, Inc.	20,201,884	1.4
57,420		Allergan, Inc.	5,315,369	0.4
852,260		Altera Corp.	28,840,478	2.0
217,540		Amgen, Inc.	15,889,122	1.1
681,710	@	Amylin Pharmaceuticals, Inc.	19,244,673	1.3
721,440		Carnival Corp.	24,723,749	1.7
289,250		Colgate-Palmolive Co.	30,110,925	2.0
1,096,120	@	eBay, Inc.	46,048,001	3.1
280,710		Emerson Electric Co.	13,075,472	0.9
372,540	@,L	Facebook, Inc.	11,593,445	0.8
422,040		Fidelity National Financial, Inc.	8,128,490	0.5
258,590	@,L	Fusion-io, Inc.	5,401,945	0.4
182,460	@	Gilead Sciences, Inc.	9,356,549	0.6
159,890		Goldman Sachs Group, Inc.	15,327,055	1.0
44,680	@	Google, Inc. - Class A	25,917,528	1.8
466,540		Intuit, Inc.	27,689,149	1.9
872,220	@	Juniper Networks, Inc.	14,225,908	1.0
902,530		Maxim Integrated Products	23,140,869	1.6
317,100		McDonald’s Corp.	28,072,863	1.9
391,800		McGraw-Hill Cos., Inc.	17,631,000	1.2
819,180		Microsoft Corp.	25,058,716	1.7
361,530	@,L	Theravance, Inc.	8,033,197	0.5
389,730		Tiffany & Co.	20,636,203	1.4
38,080		United Parcel Service, Inc. - Class B	2,999,181	0.2
596,080		Walt Disney Co.	28,909,880	2.0
405,990		WellPoint, Inc.	25,898,102	1.8
324,420		Zimmer Holdings, Inc.	20,879,671	1.4
			571,418,615	39.0

	Total Common Stock (Cost $1,272,627,888)		1,456,989,827	99.4

Principal Amount†
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateral(cc)(1): 2.1%
7,281,449	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $7,281,563, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $7,427,078, due 05/01/32-06/01/42)	7,281,449	0.5
7,281,449	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $7,281,569, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $7,427,078, due 07/01/42-02/20/61)	7,281,449	0.5
7,281,449	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $7,281,557, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $7,427,078, due 04/01/24-06/01/42)	7,281,449	0.5
7,281,449	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $7,281,599, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $7,427,078, due 10/01/14-02/25/44)	7,281,449	0.5
1,532,934	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,532,959, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,563,593, due 07/01/21-04/01/42)	1,532,934	0.1
		30,658,730	2.1

See Accompanying Notes to Financial Statements

52

Shares
	Mutual Funds: 0.4%
5,777,314	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $5,777,314)	5,777,314	0.4

	Total Short-Term Investments (Cost $36,436,044)	36,436,044	2.5

	Total Investments in Securities (Cost $1,309,063,932)	$1,493,425,871	101.9
	Liabilities in Excess of Other Assets	(28,513,033)	(1.9)
	Net Assets	$1,464,912,838	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $1,323,314,475.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$317,749,325
	Gross Unrealized Depreciation	(147,637,929)
	Net Unrealized Appreciation	$170,111,396

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.6%
Consumer Staples	10.0
Energy	3.9
Financials	13.6
Health Care	10.6
Industrials	11.7
Information Technology	27.1
Materials	2.0
Telecommunication Services	1.3
Utilities	0.6
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

53

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,640,080	$—	$—	$1,640,080
Australia	—	8,435,133	—	8,435,133
Belgium	—	2,192,772	—	2,192,772
Brazil	45,524,168	14,010,201	—	59,534,369
Denmark	—	19,140,809	—	19,140,809
Finland	—	9,358,807	—	9,358,807
France	—	80,981,152	—	80,981,152
Germany	—	138,243,345	—	138,243,345
India	19,024,994	29,449,734	—	48,474,728
Italy	1,257,850	27,594,919	—	28,852,769
Japan	—	129,053,437	—	129,053,437
Mexico	54,550,775	—	—	54,550,775
Netherlands	—	28,324,608	—	28,324,608
South Korea	—	8,264,852	—	8,264,852
Spain	—	52,865,436	—	52,865,436
Sweden	—	77,073,693	—	77,073,693
Switzerland	13,806,317	58,395,176	—	72,201,493
Taiwan	—	15,190,515	—	15,190,515
United Kingdom	—	51,192,439	—	51,192,439
United States	571,418,615	—	—	571,418,615
Total Common Stock	707,222,799	749,767,028	—	1,456,989,827
Short-Term Investments	5,777,314	30,658,730	—	36,436,044
Total Investments, at fair value	$713,000,113	$780,425,758	$—	$1,493,425,871

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.6%
Consumer Staples	10.0
Energy	3.9
Financials	13.6
Health Care	10.6
Industrials	11.7
Information Technology	27.1
Materials	2.0
Telecommunication Services	1.3
Utilities	0.6
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

54

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.7%
			Consumer Discretionary: 0.2%
2,016,637			Access Group, Inc., 1.766%, 10/27/25	2,030,381	0.2

			Consumer Staples: 0.0%
90,053			CVS Pass-Through Trust, 6.943%, 01/10/30	106,932	0.0
300,000			Reynolds American, Inc., 7.625%, 06/01/16	362,006	0.0
				468,938	0.0

			Energy: 1.5%
77,571			Gazprom OAO, 7.201%, 02/01/20	85,228	0.0
200,000		#,L	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	211,500	0.0
2,000,000			Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 03/01/13	2,100,300	0.2
294,000		#,L	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	309,435	0.0
3,100,000			Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	3,358,893	0.3
300,000		#,L	Petroleos Mexicanos, 5.500%, 06/27/44	307,500	0.0
1,300,000			Petroleos Mexicanos, 6.000%, 03/05/20	1,509,950	0.1
2,500,000			Petroleos Mexicanos, 8.000%, 05/03/19	3,187,500	0.3
2,939,300			Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, 09/30/20	3,233,230	0.3
2,600,000			Reliance Holdings USA, Inc., 4.500%, 10/19/20	2,449,244	0.2
200,000			TNK-BP Finance SA, 7.500%, 07/18/16	223,260	0.0
300,000		#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	375,075	0.0
1,100,000			White Nights Finance BV for Gazprom, 10.500%, 03/25/14	1,234,750	0.1
500,000			White Nights Finance BV for Gazprom, 10.500%, 03/08/14	560,953	0.0
				19,146,818	1.5

			Financials: 16.9%
3,300,000			American International Group, Inc., 5.850%, 01/16/18	3,658,661	0.3
700,000			Allstate Life Global Funding Trusts, 5.375%, 04/30/13	728,437	0.1
1,400,000			GMAC, Inc., 6.750%, 12/01/14	1,480,500	0.1
100,000			Ally Financial, Inc., 7.500%, 09/15/20	112,750	0.0
200,000			American Express Bank FSB, 6.000%, 09/13/17	236,573	0.0
200,000			American Express Centurion Bank, 6.000%, 09/13/17	236,573	0.0
700,000			American Express Co., 7.000%, 03/19/18	867,922	0.1
600,000			American Express Credit Corp., 5.875%, 05/02/13	625,141	0.0
EUR	6,100,000		American General Finance Corp., 4.125%, 11/29/13	6,870,413	0.5
300,000			American General Finance Corp., 4.875%, 07/15/12	300,000	0.0
CAD	1,000,000		American International Group, Inc., 4.900%, 06/02/14	1,006,777	0.1
800,000		#	ANZ National International Ltd., 6.200%, 07/19/13	838,987	0.1
700,000		#	Banco Santander Brazil SA/Cayman Islands, 2.568%, 03/18/14	674,019	0.1
300,000			Bank of America Corp., 0.797%, 08/15/16	254,865	0.0
900,000			Bank of America Corp., 5.750%, 12/01/17	962,041	0.1
4,400,000			Bank of America Corp., 6.500%, 08/01/16	4,837,879	0.4
300,000		#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	324,730	0.0
900,000			Bank of India, 6.250%, 02/16/21	900,132	0.1
1,700,000			Bank of India, 4.750%, 09/30/15	1,712,539	0.1
600,000		#	Bank of Montreal, 2.850%, 06/09/15	635,482	0.0
800,000		#,L	Bank of Nova Scotia, 1.650%, 10/29/15	818,739	0.1
500,000		#	Bank of Nova Scotia, 1.950%, 01/30/17	515,600	0.0
4,100,000			Barclays Bank PLC, 5.450%, 09/12/12	4,136,449	0.3
1,200,000		#	BBVA Bancomer SA/Texas, 6.500%, 03/10/21	1,218,000	0.1
1,900,000			Bear Stearns Cos., Inc., 6.400%, 10/02/17	2,194,515	0.2
2,200,000		#,L	BNP Paribas, 5.186%, 06/29/49	1,914,000	0.2
300,000		#	BPCE S.A., 2.375%, 10/04/13	295,255	0.0
300,000		#	CIT Group, Inc., 5.250%, 04/01/14	312,000	0.0
400,000			CitiFinancial, 6.625%, 06/01/15	423,849	0.0
3,200,000			Citigroup Capital XXI, 8.300%, 12/21/57	3,216,000	0.3
700,000			Citigroup, Inc., 5.300%, 10/17/12	708,784	0.1

See Accompanying Notes to Financial Statements

55

2,300,000			Citigroup, Inc., 5.500%, 04/11/13	2,365,573	0.2
1,900,000			Citigroup, Inc., 5.500%, 08/27/12	1,911,813	0.2
500,000			Citigroup, Inc., 5.625%, 08/27/12	503,058	0.0
500,000			Citigroup, Inc., 5.850%, 07/02/13	523,138	0.0
7,700,000			Citigroup, Inc., 5.000%, 09/15/14	7,897,913	0.6
300,000			Citigroup, Inc., 6.125%, 05/15/18	335,555	0.0
1,900,000			Citigroup, Inc., 6.000%, 08/15/17	2,084,481	0.2
300,000			Citigroup, Inc., 8.500%, 05/22/19	371,211	0.0
6,300,000		#	Commonwealth Bank of Australia, 0.878%, 07/12/13	6,325,748	0.5
1,100,000		#	Commonwealth Bank of Australia, 6.024%, 03/29/49	1,036,498	0.1
5,700,000		#	Credit Agricole S.A., 8.375%, 10/29/49	4,745,250	0.4
700,000			Credit Suisse/New York NY, 2.200%, 01/14/14	704,866	0.1
3,300,000		#	Dexia Credit Local, 0.946%, 04/29/14	3,104,515	0.2
700,000		#	DNB Bank ASA, 3.200%, 04/03/17	709,079	0.1
1,800,000			Export-Import Bank of Korea, 4.125%, 09/09/15	1,917,076	0.2
500,000			Export-Import Bank of Korea, 5.125%, 06/29/20	560,506	0.0
11,900,000		#	FIH Erhvervsbank A/S, 0.838%, 06/13/13	11,904,962	1.0
3,500,000			Ford Motor Credit Co. LLC, 7.000%, 10/01/13	3,743,551	0.3
2,100,000			Ford Motor Credit Co., LLC, 12.000%, 05/15/15	2,625,000	0.2
EUR	4,800,000		General Electric Capital Corp., 5.500%, 09/15/67	5,515,566	0.4
800,000			General Electric Capital Corp., 6.875%, 01/10/39	1,036,960	0.1
900,000			General Electric Capital Corp., 5.875%, 01/14/38	1,038,133	0.1
7,400,000			Goldman Sachs Group, Inc., 3.300%, 05/03/15	7,404,936	0.6
50,000			Goldman Sachs Group, Inc., 5.950%, 01/18/18	53,603	0.0
800,000			Goldman Sachs Group, Inc., 6.150%, 04/01/18	868,738	0.1
2,000,000			Goldman Sachs Group, Inc., 6.250%, 09/01/17	2,177,908	0.2
3,200,000			Goldman Sachs Group, Inc., 6.750%, 10/01/37	3,148,918	0.2
8,700,000			HSBC Holdings PLC, 5.100%, 04/05/21	9,737,432	0.8
1,800,000			ICICI Bank Ltd., 5.500%, 03/25/15	1,844,611	0.1
4,800,000		#	ICICI Bank Ltd../Dubai, 4.750%, 11/25/16	4,782,576	0.4
300,000			International Lease Finance Corp., 5.750%, 05/15/16	304,740	0.0
700,000		#	International Lease Finance Corp., 6.750%, 09/01/16	756,000	0.1
1,900,000			IPIC GMTN Ltd., 5.000%, 11/15/20	2,037,750	0.2
2,100,000			JPMorgan Chase & Co., 3.150%, 07/05/16	2,162,483	0.2
900,000			JPMorgan Chase Bank NA, 0.798%, 06/13/16	839,020	0.1
2,700,000			Korea Development Bank, 4.375%, 08/10/15	2,885,023	0.2
2,700,000		±	Lehman Brothers Holdings, Inc. - Escrow, 09/26/14	639,562	0.0
1,200,000			Lloyds TSB Bank PLC, 4.875%, 01/21/16	1,261,237	0.1
6,700,000		#	Lloyds TSB Bank PLC, 5.800%, 01/13/20	7,177,710	0.6
3,000,000		#	Macquarie Group Ltd., 7.300%, 08/01/14	3,195,741	0.3
8,000,000			Merrill Lynch & Co., Inc., 5.450%, 02/05/13	8,162,048	0.7
300,000		L	Merrill Lynch & Co., Inc., 6.050%, 08/15/12	301,663	0.0
1,900,000			Merrill Lynch & Co., Inc., 6.875%, 04/25/18	2,129,581	0.2
500,000		#	Monumental Global Funding Ltd., 5.500%, 04/22/13	517,662	0.0
800,000			Morgan Stanley, 5.950%, 12/28/17	823,066	0.1
1,600,000			Morgan Stanley, 6.250%, 08/28/17	1,654,035	0.1
500,000		#	National Bank of Canada, 2.200%, 10/19/16	522,200	0.0
1,400,000		#	Nationwide Building Society, 6.250%, 02/25/20	1,513,455	0.1
300,000		#	Nordea Bank AB, 2.125%, 01/14/14	300,622	0.0
DKK	3,075,720		Nykredit Realkredit A/S, 1.675%, 10/01/38	523,012	0.1
DKK	2,637,999		Nykredit Realkredit A/S, 1.675%, 04/01/38	448,580	0.0
600,000		L	Principal Life Income Funding Trusts, 5.300%, 04/24/13	622,531	0.0
900,000			Principal Life Income Funding Trusts, 5.550%, 04/27/15	994,069	0.1
2,900,000			Qatari Diar Finance QSC, 5.000%, 07/21/20	3,262,500	0.3
DKK	2,612,145		Realkredit Danmark A/S, 2.080%, 01/01/38	437,737	0.0
DKK	8,529,397		Realkredit Danmark A/S, 2.080%, 01/01/38	1,448,207	0.1
100,000			Royal Bank of Scotland PLC, 3.950%, 09/21/15	101,949	0.0
200,000		#	Royal Bank of Scotland PLC, 4.875%, 08/25/14	205,753	0.0
600,000		#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	468,000	0.0

See Accompanying Notes to Financial Statements

56

GBP	1,600,000	L	Santander Issuances S.A Unipersonal, 7.300%, 07/27/19	2,079,847	0.2
900,000			Sberbank of Russia Via SB Capital SA, 5.499%, 07/07/15	945,000	0.1
EUR	2,800,000		SLM Corp., 3.125%, 09/17/12	3,549,742	0.3
8,400,000			SLM Corp., 5.000%, 10/01/13	8,694,000	0.7
700,000			SLM Corp., 5.375%, 01/15/13	714,883	0.1
1,900,000			SLM Corp., 8.450%, 06/15/18	2,137,500	0.2
200,000		#	Societe Generale, 5.922%, 12/31/49	136,000	0.0
1,000,000			Springleaf Finance Corp., 6.900%, 12/15/17	803,120	0.1
2,900,000		#	State Bank of India/London, 4.500%, 07/27/15	2,951,066	0.2
400,000		#	Sydney Air, 5.125%, 02/22/21	428,779	0.0
700,000		#	Temasek Financial I Ltd., 4.300%, 10/25/19	786,260	0.1
400,000		#	Turkiye Garanti Bankasi AS, 2.966%, 04/20/16	371,000	0.0
500,000			UBS AG, 5.750%, 04/25/18	554,843	0.0
1,100,000			UBS Preferred Funding Trust V, 6.243%, 05/29/49	1,045,000	0.1
1,800,000			Wachovia Corp., 5.750%, 02/01/18	2,132,728	0.2
3,400,000		#	Westpac Banking Corp., 3.585%, 08/14/14	3,587,568	0.3
				210,610,058	16.9

			Health Care: 0.4%
2,400,000			Amgen, Inc., 6.150%, 06/01/18	2,884,536	0.2
1,900,000			HCA, Inc., 8.500%, 04/15/19	2,137,500	0.2
600,000			UnitedHealth Group, Inc., 4.875%, 02/15/13	615,372	0.0
				5,637,408	0.4

			Industrials: 0.8%
7,100,000		#	Asciano Finance Ltd., 5.000%, 04/07/18	7,429,404	0.6
2,000,000		#	Noble Group Ltd., 6.750%, 01/29/20	1,940,000	0.1
900,000			Union Pacific Corp., 4.163%, 07/15/22	1,005,536	0.1
				10,374,940	0.8

			Information Technology: 0.7%
1,300,000			Dell, Inc., 4.700%, 04/15/13	1,340,190	0.1
5,700,000			International Business Machines Corp., 5.700%, 09/14/17	6,864,088	0.6
				8,204,278	0.7

			Materials: 1.3%
400,000		#	Braskem Finance Ltd., 5.750%, 04/15/21	413,000	0.0
3,800,000		#	Braskem Finance Ltd., 7.000%, 05/07/20	4,171,640	0.3
700,000		#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	890,877	0.1
3,400,000		#	CSN Islands XI Corp., 6.875%, 09/21/19	3,723,000	0.3
1,500,000		#	CSN Resources S.A., 6.500%, 07/21/20	1,632,450	0.1
3,000,000		#,L	Gerdau Holdings, Inc., 7.000%, 01/20/20	3,360,000	0.3
300,000		#	Gerdau Trade, Inc., 5.750%, 01/30/21	312,450	0.0
400,000			Rohm & Haas Co., 6.000%, 09/15/17	466,384	0.1
200,000			Vale Overseas Ltd., 6.250%, 01/23/17	228,541	0.0
500,000		L	Vale Overseas Ltd., 6.875%, 11/10/39	587,390	0.1
				15,785,732	1.3

			Telecommunication Services: 0.4%
1,500,000			AT&T, Inc., 6.300%, 01/15/38	1,877,289	0.2
2,500,000			BellSouth Corp., 5.200%, 09/15/14	2,722,393	0.2
200,000		#,L	Qtel International Finance Ltd., 4.750%, 02/16/21	213,500	0.0
				4,813,182	0.4

			Utilities: 1.5%
200,000		#	AES Corp./The, 7.375%, 07/01/21	223,500	0.0
6,910,000		Z	British Transco International Finance, 5.100%, 11/04/21	4,656,158	0.4
300,000			Columbus Southern Power Co., 6.600%, 03/01/33	381,633	0.0
6,600,000		#,L	Comision Federal de Electricidad, 4.875%, 05/26/21	7,194,000	0.6
600,000		#,L	Electricite de France SA, 5.500%, 01/26/14	635,522	0.1
600,000		#	Electricite de France SA, 6.500%, 01/26/19	707,538	0.1
400,000		#	Electricite de France SA, 6.950%, 01/26/39	475,858	0.0
2,100,000		#,L	Enel Finance International S.A., 6.250%, 09/15/17	2,111,319	0.2
200,000		#,L	ENN Energy Holdings Ltd., 6.000%, 05/13/21	201,689	0.0
500,000			Majapahit Holding BV, 7.250%, 06/28/17	572,500	0.0
1,000,000			NV Energy, Inc., 6.250%, 11/15/20	1,122,066	0.1
JPY	1,000,000		Tokyo Electric Power Co., Inc./The, 1.500%, 05/30/14	11,965	0.0

See Accompanying Notes to Financial Statements

57

JPY	7,000,000		Tokyo Electric Power Co., Inc./The, 1.850%, 07/28/14	83,944	0.0
				18,377,692	1.5

		Total Corporate Bonds/Notes (Cost $285,360,248)		295,449,427	23.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.6%
13,702			Adjustable Rate Mortgage Trust, 2.887%, 05/25/35	13,684	0.0
325,258			American Home Mortgage Investment Trust, 2.736%, 02/25/45	283,126	0.0
EUR	258,294	#	Arran Residential Mortgages Funding PLC, 1.889%, 05/16/47	327,539	0.0
EUR	1,700,000	#	Arran Residential Mortgages Funding PLC, 2.089%, 05/16/47	2,161,601	0.2
800,000			Banc of America Commercial Mortgage, Inc., 5.727%, 05/10/45	916,220	0.1
420,802			Banc of America Funding Corp., 2.628%, 05/25/35	430,219	0.0
329,398			Banc of America Funding Corp., 5.700%, 01/20/47	201,460	0.0
240,209			Banc of America Mortgage Securities, Inc., 3.015%, 07/25/33	228,932	0.0
169,215		#	Banc of America Re-Remic Trust, 1.765%, 02/17/40	168,942	0.0
200,000		#	BCAP LLC Trust, 5.530%, 03/26/37	156,000	0.0
1,600,000		#	BCRR Trust, 5.858%, 07/17/40	1,828,180	0.2
2,037,610			Bear Stearns Adjustable Rate Mortgage Trust, 2.570%, 03/25/35	1,996,685	0.2
554,526			Bear Stearns Adjustable Rate Mortgage Trust, 2.867%, 11/25/34	476,212	0.0
1,130,331			Bear Stearns Adjustable Rate Mortgage Trust, 3.078%, 03/25/35	1,116,321	0.1
82,662			Bear Stearns Adjustable Rate Mortgage Trust, 5.352%, 02/25/36	72,528	0.0
517,593			Bear Stearns Alternative-A Trust, 2.828%, 11/25/36	277,171	0.0
177,435			Bear Stearns Alternative-A Trust, 2.879%, 09/25/35	122,225	0.0
299,108			Bear Stearns Alternative-A Trust, 2.883%, 05/25/35	239,118	0.0
100,000			Bear Stearns Commercial Mortgage Securities, 5.331%, 02/11/44	107,998	0.0
300,000			Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	345,436	0.0
288,111			Bear Stearns Structured Products, Inc., 2.829%, 12/26/46	161,567	0.0
462,800			Bear Stearns Structured Products, Inc., 2.846%, 01/26/36	275,545	0.0
422,388			Citigroup Mortgage Loan Trust, Inc., 2.644%, 08/25/35	397,399	0.0
900,000			Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,016,297	0.1
148,473			Countrywide Home Loan Mortgage Pass-through Trust, 0.565%, 03/25/35	93,109	0.0
656,877		#	Countrywide Home Loan Mortgage Pass-through Trust, 0.585%, 06/25/35	561,917	0.1
379,758			Countrywide Home Loan Mortgage Pass-through Trust, 2.620%, 11/25/34	314,595	0.0
654,459			Countrywide Home Loan Mortgage Pass-through Trust, 2.709%, 02/20/35	537,936	0.1
445,621		#	Credit Suisse Mortgage Capital Certificates, 0.412%, 10/15/21	417,501	0.0
2,385,382		#	Credit Suisse Mortgage Capital Certificates, 0.472%, 10/15/21	2,274,989	0.2
2,300,000			Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	2,476,088	0.2
100,000			Credit Suisse Mortgage Capital Certificates, 5.851%, 03/15/39	110,278	0.0
125,119			Downey Savings & Loan Association Mortgage Loan Trust, 2.458%, 07/19/44	100,203	0.0
EUR	102,169		European Loan Conduit, 0.840%, 05/15/19	110,548	0.0
248,571			First Horizon Mortgage Pass-through Trust, 2.658%, 08/25/35	205,217	0.0
5,825,913			Granite Master Issuer PLC, 0.424%, 12/20/54	5,606,276	0.5
225,587			Greenpoint Mortgage Pass-through Certificates, 3.130%, 10/25/33	200,140	0.0
100,000			Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	107,981	0.0

See Accompanying Notes to Financial Statements

58

600,000		Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	668,023	0.1
603,143	#	GS Mortgage Securities Corp. II, 1.103%, 03/06/20	599,436	0.1
453,998		GSR Mortgage Loan Trust, 2.651%, 09/25/35	443,910	0.0
49,627		GSR Mortgage Loan Trust, 2.751%, 06/25/34	44,514	0.0
918		GSR Mortgage Loan Trust, 6.000%, 03/25/32	962	0.0
185,592		Harborview Mortgage Loan Trust, 0.463%, 05/19/35	116,985	0.0
348,863		Harborview Mortgage Loan Trust, 3.091%, 07/19/35	252,053	0.0
196,786		Indymac Index Mortgage Loan Trust, 2.669%, 12/25/34	152,291	0.0
1,700,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, 11/15/43	1,867,907	0.2
800,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	888,488	0.1
2,600,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	2,922,250	0.2
4,300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	4,878,047	0.4
300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	342,218	0.0
731,385		JPMorgan Mortgage Trust, 2.852%, 07/25/35	716,289	0.1
125,542		JPMorgan Mortgage Trust, 5.005%, 02/25/35	125,991	0.0
261,166		Merrill Lynch Mortgage Investors Trust, 2.545%, 05/25/33	252,474	0.0
221,523		Merrill Lynch Mortgage Investors, Inc., 0.455%, 02/25/36	162,745	0.0
300,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	327,825	0.0
189,466		MLCC Mortgage Investors, Inc., 0.495%, 11/25/35	153,703	0.0
100,311		MLCC Mortgage Investors, Inc., 1.239%, 10/25/35	87,501	0.0
100,000		Morgan Stanley Capital I, 5.809%, 12/12/49	116,321	0.0
4,700,000		Morgan Stanley Capital I, 6.076%, 06/11/49	5,344,288	0.4
2,100,017		Provident Funding Mortgage Loan Trust, 2.845%, 10/25/35	1,862,515	0.2
60,274		Residential Accredit Loans, Inc., 0.645%, 03/25/33	54,689	0.0
39,991		Residential Asset Securitization Trust, 0.645%, 05/25/33	38,255	0.0
7,754		Residential Funding Mortgage Securities I, 6.500%, 03/25/32	8,189	0.0
187,799		Sequoia Mortgage Trust, 0.594%, 07/20/33	166,993	0.0
306,751		Sequoia Mortgage Trust, 2.632%, 04/20/35	293,864	0.0
185,464		Structured Adjustable Rate Mortgage Loan Trust, 2.742%, 08/25/35	148,015	0.0
451,006		Structured Asset Mortgage Investments, Inc., 0.493%, 07/19/35	395,583	0.0
151,196	#	Structured Asset Securities Corp., 2.797%, 10/28/35	119,946	0.0
2,134,824		Thornburg Mortgage Securities Trust, 5.520%, 10/25/46	2,080,613	0.2
558,436	#	Wachovia Bank Commercial Mortgage Trust, 0.322%, 06/15/20	520,249	0.1
400,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, 04/15/47	439,361	0.0
124,858		Washington Mutual Mortgage Pass-through Certificates, 0.555%, 01/25/45	104,354	0.0
129,210		Washington Mutual Mortgage Pass-through Certificates, 0.565%, 01/25/45	108,497	0.0
16,923		Washington Mutual Mortgage Pass-through Certificates, 1.547%, 08/25/42	13,685	0.0
35,099		Washington Mutual Mortgage Pass-through Certificates, 2.390%, 02/27/34	35,059	0.0
758,670		Washington Mutual Mortgage Pass-through Certificates, 2.640%, 07/25/46	591,118	0.1
843,035		Washington Mutual Mortgage Pass-through Certificates, 2.640%, 08/25/46	595,956	0.1

See Accompanying Notes to Financial Statements

59

2,461,600		Washington Mutual Mortgage Pass-through Certificates, 5.366%, 02/25/37	2,166,283	0.2
315,979		Wells Fargo Mortgage-Backed Securities Trust, 2.610%, 01/25/35	300,978	0.0
509,413		Wells Fargo Mortgage-Backed Securities Trust, 2.623%, 12/25/34	515,343	0.1
249,517		Wells Fargo Mortgage-Backed Securities Trust, 2.681%, 10/25/33	249,167	0.0

	Total Collateralized Mortgage Obligations (Cost $55,272,470)		57,710,116	4.6

MUNICIPAL BONDS: 3.9%
		California: 1.9%
1,000,000		California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,233,860	0.1
1,200,000		California State Public Works Board, 7.804%, 03/01/35	1,418,004	0.1
500,000		California State University, 6.434%, 11/01/30	590,890	0.0
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	246,940	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	372,693	0.0
4,000,000		Bay Area Toll Authority, 7.043%, 04/01/50	5,701,280	0.5
3,500,000		Los Angeles Department of Airports, 6.582%, 05/15/39	4,469,430	0.4
450,000	#	Orange County Sanitation District, 10.200%, 02/01/33	496,080	0.0
6,000,000		Southern California Public Power Authority, 5.943%, 07/01/40	7,310,400	0.6
400,000		State of California, 5.650%, 04/01/39	415,108	0.0
500,000		State of California, 7.500%, 04/01/34	625,910	0.1
500,000		State of California, 7.550%, 04/01/39	647,740	0.1
100,000		State of California, 7.700%, 11/01/30	120,875	0.0
200,000		University of California, 6.398%, 05/15/31	245,032	0.0
300,000		University of California, 6.548%, 05/15/48	392,508	0.0
			24,286,750	1.9

		Illinois: 0.2%
1,000,000		Chicago Transit Authority, 6.200%, 12/01/40	1,099,990	0.1
100,000		Chicago Transit Authority, 6.300%, 12/01/21	107,508	0.0
700,000		Chicago Transit Authority, 6.899%, 12/01/40	845,131	0.1
700,000		Chicago Transit Authority, 6.899%, 12/01/40	825,097	0.0
			2,877,726	0.2

		Nebraska: 0.0%
500,000		Public Power Generation Agency, 7.242%, 01/01/41	598,645	0.0

		Nevada: 0.4%
3,300,000		City of North Las Vegas NV, 6.572%, 06/01/40	3,818,892	0.3
600,000		County of Clark NV, 6.820%, 07/01/45	827,616	0.1
			4,646,508	0.4

		New Jersey: 0.1%
600,000		New Jersey Economic Development Authority, 1.468%, 06/15/13	602,316	0.1

		New York: 0.8%
1,000,000		New York City Municipal Water Finance Authority, 5.000%, 06/15/44	1,104,640	0.1
2,900,000		New York City Municipal Water Finance Authority, 5.882%, 06/15/44	3,772,204	0.3
1,000,000		New York City Municipal Water Finance Authority, 6.011%, 06/15/42	1,327,920	0.1
2,900,000		New York City Municipal Water Finance Authority, 6.282%, 06/15/42	3,317,281	0.3
100,000		Tobacco Settlement Financing Corp., 5.875%, 05/15/39	102,111	0.0
200,000		Tobacco Settlement Financing Corp., 6.250%, 06/01/42	203,462	0.0
			9,827,618	0.8

		Ohio: 0.0%
400,000		Buckeye Tobacco Settlement Financing Authority, 5.875%, 06/01/30	313,416	0.0

		Texas: 0.5%
2,200,000		City of San Antonio TX, 5.808%, 02/01/41	2,858,196	0.2

See Accompanying Notes to Financial Statements

60

2,900,000		City of San Antonio TX, 6.308%, 02/01/37	3,379,631	0.3
			6,237,827	0.5

	Total Municipal Bonds (Cost $40,338,736)		49,390,806	3.9

ASSET-BACKED SECURITIES: 0.4%
		Home Equity Asset-Backed Securities: 0.0%
456,002		Household Home Equity Loan Trust, 0.534%, 01/20/34	419,134	0.0

		Other Asset-Backed Securities: 0.4%
37,971		Countrywide Asset-Backed Certificates, 0.325%, 10/25/47	37,792	0.0
1,246,785		Countrywide Asset-Backed Certificates, 0.425%, 09/25/36	1,143,778	0.1
3,300,000	#	Hillmark Funding, 0.717%, 05/21/21	3,116,939	0.3
176,695		JPMorgan Mortgage Acquisition Corp., 0.305%, 03/25/47	149,105	0.0
58,753		Long Beach Mortgage Loan Trust, 0.805%, 10/25/34	48,400	0.0
			4,496,014	0.4

	Total Asset-Backed Securities (Cost $5,070,724)		4,915,148	0.4

CERTIFICATES OF DEPOSIT: 0.4%
5,600,000		Intesa Sanpaolo/New York, 2.375%, 12/21/12	5,461,764	0.4

	Total Certificates of Deposit (Cost $5,596,640)		5,461,764	0.4

U.S. TREASURY OBLIGATIONS: 35.3%
		Treasury Inflation Indexed Protected Securities: 4.2%
208,476		0.125%, due 04/15/16	217,238	0.0
6,302,734		0.125%, due 01/15/22	6,682,373	0.5
2,347,978		0.625%, due 07/15/21	2,619,829	0.2
5,498,550		0.750%, due 02/15/42	5,801,828	0.4
11,569,800	S	1.125%, due 01/15/21	13,342,328	1.1
2,426,546		1.250%, due 07/15/20	2,823,136	0.2
658,968		1.750%, due 01/15/28	827,983	0.1
3,593,675		2.000%, due 01/15/26	4,597,658	0.4
3,539,827		2.375%, due 01/15/25	4,673,679	0.4
1,939,581		2.375%, due 01/15/27	2,609,495	0.2
5,358,300	S	2.500%, due 01/15/29	7,455,571	0.6
853,536		3.625%, due 04/15/28	1,319,647	0.1
			52,970,765	4.2

		U.S. Treasury Bonds: 1.1%
4,400,000		3.375%, due 11/15/19	5,094,377	0.4
3,100,000		3.000%, due 05/15/42	3,254,516	0.3
4,600,000		3.125%, due 11/15/41	4,954,343	0.4
			13,303,236	1.1

		U.S. Treasury Notes: 30.0%
54,800,000		0.625%, due 05/31/17	54,581,677	4.4
5,100,000		0.875%, due 02/28/17	5,147,017	0.4
36,600,000		1.125%, due 05/31/19	36,685,790	2.9
54,900,000		0.750%, due 06/30/17	54,990,091	4.4
25,000,000		0.875%, due 01/31/17	25,230,475	2.0
64,400,000	S	0.875%, due 04/30/17	64,933,297	5.2
73,200,000		1.000%, due 03/31/17	74,252,250	6.0
15,000,000		1.250%, due 04/30/19	15,176,955	1.2
2,000,000		1.375%, due 11/30/18	2,047,188	0.2
40,000,000	S	1.500%, due 08/31/18	41,303,120	3.3
			374,347,860	30.0

	Total U.S. Treasury Obligations (Cost $433,210,042)		440,621,861	35.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 63.1%
		Federal Home Loan Mortgage Corporation: 5.6%##
1,108,203		1.526%, due 07/25/44	1,152,724	0.1
246,294		0.392%, due 07/15/19	246,243	0.0
621,203		0.392%, due 08/15/19	621,072	0.1
8,600,000		1.000%, due 03/08/17	8,660,355	0.7
32,600,000		1.000%, due 06/29/17	32,734,964	2.6
700,000		1.250%, due 05/12/17	710,422	0.1
225,936		1.315%, due 10/25/44	226,773	0.0
5,700,000		1.750%, due 05/30/19	5,843,355	0.5
326,437		1.875%, due 03/25/24	333,018	0.0
1,000,000		2.000%, due 08/25/16	1,052,231	0.1
71,985		2.124%, due 09/01/35	75,455	0.0
400,000		2.375%, due 01/13/22	411,727	0.0
11,818		2.375%, due 04/01/32	12,575	0.0
9,450		3.500%, due 07/15/32	9,755	0.0
1,200,000		3.750%, due 03/27/19	1,388,969	0.1
323,646		4.500%, due 03/01/41	346,303	0.0
6,263,859		4.500%, due 09/01/41	6,712,150	0.6
1,600,000		5.250%, due 04/18/16	1,874,234	0.2
600,000		5.500%, due 08/23/17	735,858	0.1
54,592		5.500%, due 03/01/23	59,847	0.0
99,681		5.500%, due 05/01/23	109,276	0.0
1,449		5.500%, due 08/15/30	1,660	0.0
817,344		5.500%, due 06/01/36	894,868	0.1
1,393,172		5.500%, due 12/01/37	1,533,150	0.1
386,487		5.500%, due 07/01/38	420,609	0.0
1,867		6.000%, due 10/01/17	2,035	0.0
12,637		6.000%, due 02/01/22	13,857	0.0
283,151		6.000%, due 03/01/23	311,900	0.0
183,551		6.000%, due 09/01/37	201,470	0.0
11,198		6.000%, due 10/01/37	12,340	0.0
72,566		6.000%, due 06/01/38	80,830	0.0
132,388		6.000%, due 04/01/39	145,147	0.0
52,003		6.000%, due 05/01/39	57,014	0.0
1,025,003		6.000%, due 08/01/39	1,123,786	0.1
150,814		4.500%, due 02/01/39	161,183	0.0
148,078		4.500%, due 02/01/39	158,259	0.0
1,000,000	W	4.500%, due 08/15/39	1,067,812	0.1
			69,503,226	5.6

		Federal National Mortgage Association: 53.2%##
320,329		0.305%, due 07/25/37	308,012	0.0
84,460		0.365%, due 03/25/34	84,061	0.0
5,600,000		0.500%, due 07/02/15	5,597,234	0.5
585,982		0.555%, due 04/25/37	586,753	0.1
1,200,032		0.695%, due 09/25/35	1,203,497	0.1
1,900,000		1.125%, due 04/27/17	1,920,980	0.2
13,900,000		1.250%, due 01/30/17	14,141,095	1.1
110,317		1.347%, due 10/01/44	111,392	0.0
72,811		1.347%, due 10/01/44	73,498	0.0
27,600,000		1.375%, due 11/15/16	28,290,718	2.3
18,700,000		1.625%, due 10/26/15	19,385,336	1.6
678,172		1.627%, due 02/01/33	705,562	0.1

See Accompanying Notes to Financial Statements

61

66,656		1.750%, due 04/25/24	68,726	0.0
4,376		1.875%, due 02/01/20	4,409	0.0
472,833		2.127%, due 09/01/35	495,042	0.0
167,832		2.181%, due 08/01/35	175,625	0.0
66,459		2.335%, due 04/01/32	67,580	0.0
9,058		2.340%, due 09/01/31	9,639	0.0
736,446		2.485%, due 11/01/34	786,324	0.1
3,000,000	W	2.500%, due 05/25/27	3,085,313	0.3
4,000,000		2.500%, due 07/17/27	4,122,500	0.3
214,343		2.560%, due 09/01/34	229,230	0.0
253,746		2.785%, due 02/01/35	271,106	0.0
297,139		3.330%, due 11/01/21	320,427	0.0
122,934		3.500%, due 09/01/13	127,851	0.0
357,301		3.500%, due 09/01/14	374,730	0.0
385,841		3.500%, due 08/01/20	408,118	0.0
2,627,063		3.500%, due 09/01/20	2,778,742	0.2
15,886		3.500%, due 10/01/20	16,803	0.0
286,083		3.500%, due 03/01/25	302,629	0.0
817,534		3.500%, due 08/01/25	864,992	0.1
755,757		3.500%, due 08/01/25	799,628	0.1
41,825		3.500%, due 09/01/25	44,252	0.0
843,756		3.500%, due 09/01/25	892,736	0.1
613,835		3.500%, due 10/01/25	649,468	0.1
21,850		3.500%, due 10/01/25	23,118	0.0
1,918,375		3.500%, due 10/01/25	2,029,736	0.2
1,481,491		3.500%, due 10/01/25	1,567,491	0.1
746,946		3.500%, due 11/01/25	790,306	0.1
382,409		3.500%, due 11/01/25	404,608	0.0
741,617		3.500%, due 12/01/25	784,667	0.1
641,280		3.500%, due 12/01/25	678,506	0.1
411,529		3.500%, due 12/01/25	435,418	0.0
558,580		3.500%, due 01/01/26	591,005	0.1
92,838		3.500%, due 01/01/26	98,228	0.0
116,733		3.500%, due 02/01/26	123,509	0.0
258,663		3.500%, due 02/01/26	273,678	0.0
55,637		3.500%, due 02/01/26	58,867	0.0
159,342		3.500%, due 02/01/26	168,592	0.0
57,000,000	W	3.500%, due 02/25/26	60,241,875	4.8
990,935		3.500%, due 04/01/26	1,048,459	0.1
268,628		3.500%, due 05/01/26	284,222	0.0
310,809		3.500%, due 06/01/26	328,851	0.0
996,778		3.500%, due 06/01/26	1,054,640	0.1
49,074		3.500%, due 06/01/26	51,923	0.0
1,285,030		3.500%, due 07/01/26	1,359,626	0.1
3,869,273		3.500%, due 08/01/26	4,093,883	0.3
705,266		3.500%, due 09/01/26	746,207	0.1
24,919		3.500%, due 09/01/26	26,365	0.0
809,333		3.500%, due 10/01/26	856,314	0.1
483,302		3.500%, due 10/01/26	511,358	0.0
180,608		3.500%, due 10/01/26	191,092	0.0
3,692,392		3.500%, due 10/01/26	3,906,733	0.3
271,989		3.500%, due 11/01/26	287,778	0.0
606,224		3.500%, due 12/01/26	641,415	0.1
4,637,056		3.500%, due 12/01/26	4,906,235	0.4
896,418		3.500%, due 01/01/27	948,455	0.1
270,156		3.500%, due 01/01/27	285,838	0.0
274,068		3.500%, due 02/01/27	289,977	0.0
3,000,000	W	3.500%, due 10/25/41	3,154,219	0.3
65,000,000	W	3.500%, due 08/15/42	68,158,597	5.5
10,436		4.000%, due 06/01/13	10,974	0.0
131,946		4.000%, due 07/01/13	139,488	0.0
416,435		4.000%, due 08/01/13	437,313	0.0
92,230		4.000%, due 01/01/14	97,776	0.0
197,053		4.000%, due 03/01/14	208,225	0.0
28,132		4.000%, due 04/01/14	29,749	0.0
64,334		4.000%, due 05/01/14	68,035	0.0
145,638		4.000%, due 07/01/18	156,069	0.0
1,000,000	W	4.000%, due 07/17/18	1,063,750	0.1
41,390		4.000%, due 03/01/23	44,070	0.0
2,879,412		4.000%, due 03/01/24	3,064,960	0.3
912,898		4.000%, due 04/01/24	971,725	0.1
623,628		4.000%, due 04/01/24	663,814	0.1
2,736,809		4.000%, due 04/01/24	2,913,168	0.2
15,046		4.000%, due 04/01/24	16,016	0.0
610,667		4.000%, due 04/01/24	650,018	0.1
765,113		4.000%, due 04/01/24	814,417	0.1
174,359		4.000%, due 05/01/24	185,594	0.0
2,802,426		4.000%, due 06/01/24	2,983,013	0.2
47,916		4.000%, due 06/01/24	51,004	0.0
49,361		4.000%, due 07/01/24	52,542	0.0
21,794		4.000%, due 09/01/24	23,199	0.0
172,952		4.000%, due 09/01/24	184,097	0.0
141,676		4.000%, due 09/01/24	150,806	0.0
561,770		4.000%, due 10/01/24	597,971	0.1
12,525		4.000%, due 10/01/24	13,332	0.0
109,163		4.000%, due 01/01/25	116,197	0.0
111,338		4.000%, due 01/01/25	118,513	0.0
35,576		4.000%, due 01/01/25	37,868	0.0
49,745		4.000%, due 02/01/25	52,950	0.0
87,478		4.000%, due 04/01/25	93,115	0.0
42,704		4.000%, due 05/01/25	45,456	0.0
134,461		4.000%, due 05/01/25	143,125	0.0
50,398		4.000%, due 06/01/25	53,645	0.0
37,572		4.000%, due 06/01/25	39,993	0.0
19,780		4.000%, due 07/01/25	21,054	0.0
21,714		4.000%, due 08/01/25	23,113	0.0
53,298		4.000%, due 10/01/25	57,215	0.0
48,190		4.000%, due 11/01/25	51,295	0.0
639,422		4.000%, due 01/01/26	680,626	0.1
21,517		4.000%, due 02/01/26	23,206	0.0
44,451		4.000%, due 02/01/26	47,316	0.0
343,861		4.000%, due 03/01/26	369,136	0.0
3,437,693		4.000%, due 04/01/26	3,661,365	0.3
191,210		4.000%, due 04/01/26	203,651	0.0
46,475		4.000%, due 04/01/26	49,499	0.0
809,443		4.000%, due 04/01/26	862,109	0.1
23,907		4.000%, due 04/01/26	25,665	0.0
127,708		4.000%, due 06/01/26	137,554	0.0
221,176		4.000%, due 06/01/26	237,433	0.0
155,693		4.000%, due 06/01/26	165,823	0.0
155,332		4.000%, due 07/01/26	165,439	0.0
47,000,000	W	4.000%, due 02/25/39	50,032,971	4.0
25,000,000	W	4.000%, due 06/25/39	26,523,439	2.1
5,191		4.500%, due 08/01/13	5,247	0.0
41,240		4.500%, due 07/01/17	44,243	0.0
28,474		4.500%, due 06/01/18	30,554	0.0
85,568		4.500%, due 07/01/18	92,165	0.0
180,739		4.500%, due 10/01/18	194,673	0.0
22,861		4.500%, due 03/01/19	24,524	0.0
70,134		4.500%, due 01/01/20	75,234	0.0
112,954		4.500%, due 03/01/20	121,522	0.0
112,200		4.500%, due 03/01/23	120,394	0.0
18,839		4.500%, due 03/01/23	20,215	0.0
5,479		4.500%, due 05/01/23	5,879	0.0
54,588		4.500%, due 03/01/24	58,566	0.0
53,138		4.500%, due 05/01/24	57,019	0.0
184,604		4.500%, due 06/01/24	198,058	0.0
56,083		4.500%, due 06/01/25	60,170	0.0
121,244		4.500%, due 07/01/25	130,099	0.0
8,692,059		4.500%, due 01/01/26	9,326,870	0.8
218,469		4.500%, due 07/01/26	235,175	0.0
8,472,128		4.500%, due 04/01/29	9,114,202	0.7
9,074,238		4.500%, due 04/01/29	9,761,943	0.8
79,041		4.500%, due 05/01/29	84,982	0.0
348,026		4.500%, due 02/01/31	377,446	0.0
63,000,000	W	4.500%, due 07/15/35	67,597,028	5.4
40,812		4.500%, due 08/01/35	43,860	0.0
148,900		4.500%, due 02/01/39	159,836	0.0
8,053		4.500%, due 02/01/39	8,645	0.0
891,696		4.500%, due 05/01/39	974,740	0.1

See Accompanying Notes to Financial Statements

62

9,158,748		4.500%, due 05/01/39	10,005,981	0.8
69,000,000	W	4.500%, due 08/01/39	73,937,809	5.9
1,265,601		4.500%, due 09/01/39	1,358,551	0.1
3,272,299		4.500%, due 09/01/39	3,512,626	0.3
29,838		4.500%, due 10/01/39	32,030	0.0
685,505		4.500%, due 11/01/39	735,850	0.1
112,133		4.500%, due 12/01/39	120,368	0.0
172,724		4.500%, due 12/01/39	185,409	0.0
64,051		4.500%, due 01/01/40	68,755	0.0
2,740,405		4.500%, due 08/01/40	2,950,232	0.2
474,706		4.500%, due 08/01/40	509,573	0.0
1,661,889		4.500%, due 09/01/40	1,789,136	0.2
33,937		4.500%, due 10/01/40	36,536	0.0
357,812		4.500%, due 10/01/40	384,028	0.0
6,189,717		4.500%, due 10/01/40	6,663,650	0.5
776,590		4.500%, due 11/01/40	836,052	0.1
194,446		4.500%, due 12/01/40	209,334	0.0
85,879		4.500%, due 12/01/40	92,455	0.0
250,599		4.500%, due 02/01/41	270,257	0.0
38,980		4.500%, due 03/01/41	41,965	0.0
698,814		4.500%, due 03/01/41	766,953	0.1
24,305		4.500%, due 04/01/41	26,211	0.0
590,943		4.500%, due 04/01/41	637,298	0.1
49,860		4.500%, due 04/01/41	53,771	0.0
531,992		4.500%, due 04/01/41	573,723	0.1
372,168		4.500%, due 05/01/41	401,362	0.0
393,299		4.500%, due 05/01/41	423,413	0.0
1,361,063		4.500%, due 05/01/41	1,467,829	0.1
1,825,888		4.500%, due 07/01/41	1,969,116	0.2
34,925		4.500%, due 07/01/41	37,665	0.0
148,347		4.500%, due 08/01/41	162,163	0.0
199,605		4.500%, due 10/01/41	215,262	0.0
7,000,000		4.500%, due 07/12/42	7,510,781	0.6
63,116		4.509%, due 12/01/36	66,665	0.0
600,000		5.000%, due 02/13/17	710,915	0.1
800,000		5.000%, due 05/11/17	953,970	0.1
677,057		5.000%, due 03/01/34	736,858	0.1
1,271,785		5.000%, due 03/01/35	1,387,267	0.1
16,000,000	W	5.000%, due 04/25/40	17,317,504	1.4
100,000		5.250%, due 09/15/16	118,364	0.0
1,700,000		5.375%, due 06/12/17	2,062,902	0.2
7,277		5.500%, due 04/01/21	7,973	0.0
56,423		5.500%, due 06/01/22	61,710	0.0
157,513		5.500%, due 11/01/22	172,274	0.0
6,912		5.500%, due 11/01/22	7,560	0.0
9,701		5.500%, due 11/01/22	10,610	0.0
107,846		5.500%, due 05/01/23	118,189	0.0
67,050		5.500%, due 06/01/23	73,776	0.0
70,336		5.500%, due 07/01/23	76,927	0.0
250,805		5.500%, due 07/01/23	274,309	0.0
169,435		5.500%, due 09/01/23	185,313	0.0
205,025		5.500%, due 02/01/24	225,977	0.0
25,216		5.500%, due 04/01/28	27,557	0.0
60,616		5.500%, due 11/01/33	66,649	0.0
91,342		5.500%, due 12/01/33	100,434	0.0
93,280		5.500%, due 02/01/35	102,506	0.0
2,398		5.500%, due 12/01/36	2,620	0.0
843,711		5.500%, due 03/01/37	921,890	0.1
66,490		5.500%, due 04/01/37	72,568	0.0
22,779		5.500%, due 05/01/37	24,862	0.0
235,596		5.500%, due 05/01/37	257,132	0.0
8,196		5.500%, due 05/01/37	8,946	0.0
11,913		5.500%, due 06/01/37	13,002	0.0
5,930		5.500%, due 07/01/37	6,472	0.0
1,463,228		5.500%, due 07/01/37	1,596,984	0.1
37,655		5.500%, due 07/01/37	41,097	0.0
90,758		5.500%, due 07/01/37	99,054	0.0
32,223		5.500%, due 08/01/37	35,168	0.0
78,250		5.500%, due 09/01/37	85,403	0.0
584,249		5.500%, due 03/01/38	644,960	0.1
149,819		5.500%, due 08/01/38	164,357	0.0
31,000,000	W	5.500%, due 08/25/38	33,819,069	2.7
74,210		6.000%, due 06/01/17	81,649	0.0
19,698		6.000%, due 01/01/18	21,672	0.0
8,548		6.000%, due 12/01/18	9,401	0.0
126,419		6.000%, due 04/01/22	139,037	0.0
292,249		6.000%, due 06/01/22	321,418	0.0
51,006		6.000%, due 01/01/23	56,353	0.0
3,427		6.000%, due 11/01/32	3,859	0.0
52,115		6.000%, due 07/01/35	57,667	0.0
54,907		6.000%, due 07/01/35	60,756	0.0
60,896		6.000%, due 10/01/35	67,383	0.0
472,400		6.000%, due 02/01/36	522,725	0.1
9,889		6.000%, due 06/01/36	10,900	0.0
38,974		6.000%, due 07/01/36	42,955	0.0
17,837		6.000%, due 09/01/36	19,659	0.0
1,234,063		6.000%, due 09/01/36	1,360,129	0.1
586,174		6.000%, due 10/01/36	646,054	0.1
335,299		6.000%, due 11/01/36	369,552	0.0
46,125		6.000%, due 12/01/36	50,810	0.0
8,871		6.000%, due 01/01/37	9,777	0.0
101,481		6.000%, due 02/01/37	111,848	0.0
229,078		6.000%, due 03/01/37	252,480	0.0
135,497		6.000%, due 03/01/37	149,338	0.0
157,959		6.000%, due 04/01/37	174,095	0.0
439,101		6.000%, due 04/01/37	484,231	0.0
273,080		6.000%, due 04/01/37	300,976	0.0
28,268		6.000%, due 04/01/37	31,156	0.0
63,824		6.000%, due 05/01/37	70,344	0.0
1,563,046		6.000%, due 05/01/37	1,722,719	0.1
104,314		6.000%, due 05/01/37	115,329	0.0
8,649		6.000%, due 06/01/37	9,585	0.0
9,230		6.000%, due 06/01/37	10,173	0.0
1,138,082		6.000%, due 07/01/37	1,254,343	0.1
471,623		6.000%, due 07/01/37	519,802	0.1
389,753		6.000%, due 07/01/37	429,569	0.0
260,794		6.000%, due 07/01/37	287,435	0.0
22,893		6.000%, due 08/01/37	25,575	0.0
788,473		6.000%, due 08/01/37	869,020	0.1
714,085		6.000%, due 08/01/37	787,032	0.1
311,036		6.000%, due 08/01/37	342,810	0.0
23,423		6.000%, due 09/01/37	25,816	0.0
234,620		6.000%, due 09/01/37	258,587	0.0
70,960		6.000%, due 09/01/37	78,209	0.0
6,874		6.000%, due 09/01/37	7,577	0.0
145,112		6.000%, due 09/01/37	159,936	0.0
116,441		6.000%, due 10/01/37	128,336	0.0
384,759		6.000%, due 10/01/37	424,064	0.0
460,193		6.000%, due 10/01/37	515,113	0.1
53,374		6.000%, due 11/01/37	58,826	0.0
36,701		6.000%, due 11/01/37	40,451	0.0
961,071		6.000%, due 11/01/37	1,059,249	0.1
21,572		6.000%, due 12/01/37	23,776	0.0
9,101		6.000%, due 12/01/37	10,030	0.0
248,513		6.000%, due 12/01/37	273,900	0.0
251,674		6.000%, due 02/01/38	276,833	0.0
572,082		6.000%, due 07/01/38	629,272	0.1
5,197		6.000%, due 08/01/38	5,716	0.0
8,246		6.000%, due 08/01/38	9,070	0.0
27,464		6.000%, due 08/01/38	30,210	0.0
673,926		6.000%, due 08/01/38	741,296	0.1
359,790		6.000%, due 09/01/38	395,757	0.0
891,432		6.000%, due 09/01/38	980,546	0.1
693,114		6.000%, due 09/01/38	762,403	0.1
4,901		6.000%, due 09/01/38	5,391	0.0
19,043		6.000%, due 09/01/38	20,947	0.0
639,328		6.000%, due 09/01/38	703,240	0.1
32,154		6.000%, due 09/01/38	35,458	0.0
269,106		6.000%, due 10/01/38	296,596	0.0
799,254		6.000%, due 10/01/38	879,154	0.1

See Accompanying Notes to Financial Statements

63

495,221			6.000%, due 10/01/38	544,727	0.1
518,126			6.000%, due 10/01/38	569,921	0.1
827,829			6.000%, due 11/01/38	910,585	0.1
23,318			6.000%, due 12/01/38	25,649	0.0
288,904			6.000%, due 04/01/40	318,247	0.0
3,000,000		W	6.000%, due 08/12/40	3,296,719	0.3
31,937			6.500%, due 03/01/17	34,710	0.0
13,875			6.500%, due 07/01/29	15,953	0.0
1,271,046			6.500%, due 06/17/38	1,331,127	0.1
6,000,000		W	6.000%, due 04/15/38	6,574,689	0.5
				664,162,623	53.2

			Government National Mortgage Association: 4.3%
20,489			0.643%, due 03/16/32	20,637	0.0
52,000,000		W	3.000%, due 11/15/41	54,494,373	4.3
				54,515,010	4.3

		Total U.S. Government Agency Obligations (Cost $781,716,376)		788,180,859	63.1

FOREIGN GOVERNMENT BONDS: 3.3%
BRL	2,000,000		Brazil Government International Bond, 10.250%, 01/10/28	1,242,221	0.1
CAD	2,600,000	#	Canada Housing Trust No 1, 3.350%, 12/15/20	2,798,224	0.2
CAD	400,000	#	Canada Housing Trust No 1, 3.800%, 06/15/21	445,045	0.0
EUR	1,601,475		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/21	1,593,895	0.1
	400,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	425,233	0.0
MXN	10,500,000		Mexican Bonos, 7.750%, 12/14/17	894,019	0.1
MXN	12,000,000		Mexican Bonos, 6.250%, 06/16/16	948,281	0.1
MXN	12,000,000		Mexican Bonos, 6.500%, 06/09/22	976,476	0.1
MXN	2,900,000		Mexican Bonos, 10.000%, 12/05/24	305,150	0.0
250,000			Panama Government International Bond, 8.875%, 09/30/27	389,375	0.0
71,000			Panama Government International Bond, 9.375%, 04/01/29	116,440	0.0
CAD	100,000		Province of British Columbia Canada, 3.250%, 12/18/21	104,008	0.0
CAD	100,000		Province of British Columbia Canada, 4.300%, 06/18/42	116,874	0.0
3,400,000		L	Province of Ontario Canada, 1.600%, 09/21/16	3,466,195	0.3
CAD	2,500,000		Province of Ontario Canada, 3.150%, 06/02/22	2,537,644	0.2
300,000			Province of Ontario Canada, 3.000%, 07/16/18	322,830	0.0
CAD	200,000		Province of Ontario Canada, 4.200%, 03/08/18	219,008	0.0
CAD	1,700,000		Province of Ontario Canada, 4.200%, 06/02/20	1,874,158	0.2
CAD	700,000		Province of Ontario Canada, 4.300%, 03/08/17	763,344	0.1
600,000			Province of Ontario Canada, 4.400%, 04/14/20	699,110	0.1
CAD	1,000,000		Province of Ontario Canada, 4.400%, 06/02/19	1,113,594	0.1
CAD	1,800,000		Province of Ontario Canada, 4.000%, 06/02/21	1,959,615	0.2
CAD	600,000		Province of Ontario Canada, 4.600%, 06/02/39	706,822	0.1
CAD	7,900,000		Province of Ontario Canada, 4.700%, 06/02/37	9,340,018	0.8
CAD	300,000		Province of Ontario Canada, 5.500%, 06/02/18	349,277	0.0
	900,000		Province of Quebec Canada, 2.750%, 08/25/21	933,573	0.1
CAD	1,500,000		Province of Quebec Canada, 3.500%, 12/01/22	1,551,242	0.1
	300,000		Province of Quebec Canada, 3.500%, 07/29/20	330,819	0.0
CAD	1,000,000		Province of Quebec Canada, 4.250%, 12/01/21	1,101,179	0.1
CAD	100,000		Province of Quebec Canada, 4.500%, 12/01/17	110,663	0.0
CAD	400,000		Province of Quebec Canada, 4.500%, 12/01/18	445,669	0.0
CAD	200,000		Province of Quebec Canada, 4.500%, 12/01/20	224,127	0.0
644,000			Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	774,790	0.1
1,000,000		#	Societe Financement de l’Economie Francaise, 0.667%, 07/16/12	1,000,406	0.1
200,000		#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	208,163	0.0
400,000		#,L	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	414,796	0.0

See Accompanying Notes to Financial Statements

64

200,000	#	Vnesheconombank Via VEB Finance PLC, 5.375%, 02/13/17	207,468	0.0

	Total Foreign Government Bonds (Cost $38,509,422)		41,009,751	3.3

Shares
COMMON STOCK: —%
		Consumer Discretionary: —%
60,000	@	General Motors Co.	—	—

	Total Common Stock (Cost $0)		—	—

PREFERRED STOCK: 0.5%
		Financials: 0.5%
515,000	@	Citigroup, Inc.	1,925,482	0.2
3,400	@	Wells Fargo & Co.	3,825,000	0.3

	Total Preferred Stock (Cost $11,949,120)		5,750,482	0.5

# of Contracts
PURCHASED OPTIONS: 0.0%
	Options on Exchange Traded Futures Contracts: 0.0%
3,300	@ 90-Day Eurodollar September Futures (CME), Strike @ 93.000, Exp. 09/17/12	20,625	0.0

	Total Purchased Options (Cost $26,103)	20,625	0.0

	Total Long-Term Investments (Cost $1,657,049,881)	1,688,510,839	135.2

Principal Amount†
SHORT-TERM INVESTMENTS: 4.8%
		U.S. Treasury Bills: 1.0%
567,000	S	United States Treasury Bill, 0.100%, 10/25/12	566,819	0.1
301,000	S	United States Treasury Bill, 0.110%, 11/15/12	300,869	0.0
511,000	S	United States Treasury Bill, 0.110%, 11/08/12	510,790	0.0
11,100,000		United States Treasury Bill, 0.200%, 06/27/13	11,077,567	0.9
			12,456,045	1.0

		Securities Lending Collateral(cc)(1): 1.3%
3,957,372		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $3,957,434, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $4,036,519, due 05/01/32-06/01/42)	3,957,372	0.3
3,957,372		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $3,957,437, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,036,519, due 07/01/42-02/20/61)	3,957,372	0.3
3,957,372		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $3,957,431, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $4,036,519, due 04/01/24-06/01/42)	3,957,372	0.3
3,957,372		Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $3,957,453, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,036,519, due 10/01/14-02/25/44)	3,957,372	0.3

See Accompanying Notes to Financial Statements

65

833,128			UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $833,142, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $849,791, due 07/01/21-04/01/42)	833,128	0.1
				16,662,616	1.3

			Foreign Government Bonds: 2.5%
MXN	79,700,000	Z	Mexico Cetes, 4.070%, 07/05/12	5,971,268	0.5
MXN	332,000,000	Z	Mexico Cetes, 4.520%, 08/23/12	24,720,451	2.0
				30,691,719	2.5

		Total Short-Term Investments (Cost $59,137,054)		59,810,380	4.8

		Total Investments in Securities (Cost $1,716,186,935)		$1,748,321,219	140.0
		Liabilities in Excess of Other Assets		(499,487,512)	(40.0)
		Net Assets		$1,248,833,707	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

(cc)	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso

Cost for federal income tax purposes is $1,716,231,755.

Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$49,460,363
	Gross Unrealized Depreciation	(17,370,899)
	Net Unrealized Appreciation	$32,089,464

See Accompanying Notes to Financial Statements

66

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	3,825,000	1,925,482	—	5,750,482
Purchased Options	20,625	—	—	20,625
Corporate Bonds/Notes	960,749	294,488,678	—	295,449,427
Collateralized Mortgage Obligations	—	57,710,116	—	57,710,116
Municipal Bonds	—	49,390,806	—	49,390,806
Short-Term Investments	—	59,810,380	—	59,810,380
Asset-Backed Securities	—	4,915,148	—	4,915,148
U.S. Treasury Obligations	—	440,621,861	—	440,621,861
U.S. Government Agency Obligations	—	788,180,859	—	788,180,859
Foreign Government Bonds	—	41,009,751	—	41,009,751
Certificates of Deposit	—	5,461,764	—	5,461,764
Total Investments, at fair value	$4,806,374	$1,743,514,845	$—	$1,748,321,219
Other Financial Instruments+
Futures	252,983	—	—	252,983
Swaps	—	2,317,168	—	2,317,168
Forward Foreign Currency Contracts	—	717,406	—	717,406
Total Assets	$5,059,357	$1,746,549,419	$—	$1,751,608,776
Liabilities Table
Other Financial Instruments+
Sales Commitments	$—	$(1,071,563)	$—	$(1,071,563)
Written Options	—	(293,375)	—	(293,375)
Swaps	(9,373,810)	(1,802,281)	—	(11,176,091)
Forward Foreign Currency Contracts	—	(2,450,055)	—	(2,450,055)
Total Liabilities	$(9,373,810)	$(5,617,274)	$—	$(14,991,084)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

At June 30, 2012, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	153,000	Buy	07/03/12	$239,975	$239,619	$(356)
Barclays Bank PLC	EU Euro	800,000	Buy	07/16/12	1,037,486	1,012,531	(24,955)
Barclays Bank PLC	EU Euro	1,255,000	Buy	09/14/12	1,560,768	1,589,388	28,620
Barclays Bank PLC	Brazilian Real	1,260,034	Buy	08/02/12	618,300	622,868	4,568
BNP Paribas	EU Euro	630,000	Buy	07/03/12	802,533	797,286	(5,247)
Citigroup, Inc.	New Zealand Dollar	429,000	Buy	07/19/12	324,642	342,950	18,308
HSBC	Indonesian Rupiah	28,923,496,000	Buy	07/02/12	3,201,272	3,079,424	(121,848)
JPMorgan Chase & Co.	EU Euro	629,000	Buy	07/03/12	802,085	796,020	(6,065)
JPMorgan Chase & Co.	Mexican Peso	645,227	Buy	08/15/12	46,182	48,145	1,963
JPMorgan Chase & Co.	EU Euro	330,000	Buy	09/14/12	416,141	417,926	1,785
JPMorgan Chase & Co.	Indian Rupee	183,483,000	Buy	07/12/12	3,947,569	3,277,628	(669,941)
UBS AG	Australian Dollar	171,000	Buy	07/19/12	168,860	174,694	5,834
UBS AG	Mexican Peso	645,227	Buy	08/15/12	46,944	48,145	1,201

See Accompanying Notes to Financial Statements

67

UBS AG	EU Euro	500,000	Buy	07/16/12	656,473	632,833	(23,640)
UBS AG	Singapore Dollar	3,903	Buy	08/03/12	3,159	3,080	(79)
							$(789,852)

Barclays Bank PLC	Mexican Peso	5,512,000	Sell	08/15/12	$400,000	$411,289	$(11,289)
Barclays Bank PLC	Mexican Peso	1,230,750	Sell	08/15/12	86,999	91,835	(4,836)
Barclays Bank PLC	Japanese Yen	5,932,000	Sell	09/10/12	75,419	74,287	1,132
Barclays Bank PLC	Brazilian Real	3,598,247	Sell	08/02/12	1,840,347	1,778,708	61,639
Barclays Bank PLC	Indian Rupee	84,175,000	Sell	07/12/12	1,631,615	1,503,651	127,964
Barclays Bank PLC	Indonesian Rupiah	1,914,000,000	Sell	07/02/12	205,255	203,780	1,475
Citigroup, Inc.	EU Euro	19,229,000	Sell	09/14/12	23,990,870	24,352,468	(361,598)
Deutsche Bank AG	Indian Rupee	35,644,000	Sell	07/12/12	700,000	636,722	63,278
Goldman Sachs & Co.	Indonesian Rupiah	176,336,000	Sell	07/02/12	18,951	18,774	177
Goldman Sachs & Co.	British Pound	769,000	Sell	07/03/12	1,213,578	1,204,359	9,219
HSBC	British Pound	769,000	Sell	07/03/12	1,212,502	1,204,359	8,143
HSBC	Mexican Peso	12,884,959	Sell	08/15/12	914,560	961,437	(46,877)
HSBC	Brazilian Real	207,300	Sell	08/02/12	100,000	102,474	(2,474)
HSBC	Mexican Peso	45,400,000	Sell	07/05/12	3,531,755	3,401,658	130,097
HSBC	Mexican Peso	34,300,000	Sell	07/05/12	2,671,381	2,569,975	101,406
HSBC	Danish Krone	15,413,000	Sell	08/23/12	2,649,272	2,627,595	21,677
HSBC	Indonesian Rupiah	8,268,000,000	Sell	07/02/12	885,272	880,277	4,995
HSBC	Indonesian Rupiah	3,965,000,000	Sell	07/02/12	428,649	422,146	6,503
JPMorgan Chase & Co.	Japanese Yen	63,567,000	Sell	09/10/12	797,178	796,046	1,132
JPMorgan Chase & Co.	Japanese Yen	112,288,000	Sell	09/10/12	1,397,573	1,406,177	(8,604)
JPMorgan Chase & Co.	Mexican Peso	1,240,522	Sell	08/15/12	94,899	92,564	2,335
JPMorgan Chase & Co.	Indian Rupee	16,500,000	Sell	07/12/12	324,509	294,745	29,764
JPMorgan Chase & Co.	Indian Rupee	21,719,000	Sell	07/12/12	426,699	387,974	38,725
JPMorgan Chase & Co.	Indian Rupee	25,445,000	Sell	07/12/12	500,000	454,534	45,466
Morgan Stanley	Mexican Peso	2,741,783	Sell	08/15/12	190,746	204,584	(13,838)
Morgan Stanley	Mexican Peso	12,840,978	Sell	08/15/12	923,081	958,155	(35,074)
Morgan Stanley	Mexican Peso	8,700,000	Sell	08/23/12	625,135	648,645	(23,510)
UBS AG	British Pound	1,385,000	Sell	08/02/12	2,161,105	2,168,956	(7,851)
UBS AG	Mexican Peso	12,194,770	Sell	08/15/12	841,198	909,937	(68,739)
UBS AG	Japanese Yen	118,940,000	Sell	09/10/12	1,484,616	1,489,480	(4,864)
UBS AG	Mexican Peso	262,700,000	Sell	08/23/12	18,929,240	19,586,089	(656,849)
UBS AG	Mexican Peso	56,972,668	Sell	08/23/12	4,105,842	4,247,703	(141,861)
UBS AG	Canadian Dollar	27,177,000	Sell	09/20/12	26,439,085	26,644,207	(205,122)
UBS AG	Indonesian Rupiah	14,600,160,000	Sell	07/02/12	1,549,911	1,554,449	(4,538)
							$(942,797)

ING PIMCO Total Return Portfolio Open Futures Contracts on June 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	241	03/16/15	$59,710,763	$44,336
90-Day Eurodollar	117	06/15/15	28,956,038	26,740
90-Day Eurodollar	31	09/14/15	7,662,425	18,944
U.S. Treasury 10-Year Note	274	09/19/12	36,544,750	160,379
			$132,873,976	$250,399
Short Contracts
Euro-Bund	(6)	09/06/12	(1,069,856)	2,584
			$(1,069,856)	$2,584

See Accompanying Notes to Financial Statements

68

ING PIMCO Total Return Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	7,500,000	$542,948	$582,844	$(39,896)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	65,154	$67,801	(2,647)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	14,479	$14,351	128
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	405,401	$399,590	5,811
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	217,179	$209,849	7,330
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	800,000	63,112	$64,630	(1,518)
HSBC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	700,000	55,223	$60,629	(5,406)
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,400,000	110,446	$120,793	(10,347)
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	964,499	4,828	$—	4,828
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708	12/20/12	USD	2,893,497	9,670	$—	9,670
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	675,149	5,792	$—	5,792
							$1,494,232	$1,520,487	$(26,255)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/12 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Berkshire Hathaway Inc.	Sell	1.000	06/20/17	13.684	USD	1,900,000	$(33,129)	$(48,402)	$15,273
Citigroup, Inc.	Federal Republic of Germany	Sell	0.250	12/20/16	8.503	USD	600,000	(15,738)	$(20,399)	4,661
Goldman Sachs & Co.	Federal Republic of Germany	Sell	0.250	12/20/16	8.503	USD	1,100,000	(28,852)	$(37,172)	8,320
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	500,000	(1,992)	$(4,088)	2,096
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	13.095	USD	2,900,000	(34,694)	$(3,249)	(31,445)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	500,000	(1,992)	$(8,169)	6,177
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	11.709	USD	1,000,000	(5,414)	$(10,003)	4,589
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	13.095	USD	4,800,000	(57,425)	$(8,996)	(48,429)
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	13.095	USD	1,100,000	(13,160)	$(2,055)	(11,105)
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	500,000	(1,992)	$(3,818)	1,826
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	13.449	USD	500,000	(7,061)	$(2,503)	(4,558)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	800,000	(3,187)	$(12,644)	9,457
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	11.359	USD	1,600,000	(6,373)	$(10,050)	3,677
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	11.709	USD	900,000	(4,873)	$(5,747)	874
HSBC	Federative Republic of Brazil	Sell	1.000	03/20/16	12.693	USD	600,000	(5,871)	$(1,570)	(4,301)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/16	13.095	USD	3,500,000	(41,873)	$(3,922)	(37,951)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/17	14.919	USD	6,500,000	(152,114)	$(88,825)	(63,289)
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/17	14.919	USD	3,600,000	(84,247)	$(49,195)	(35,052)
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	11.709	USD	500,000	(2,707)	$(3,037)	330
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	5.810	USD	1,200,000	340	$—	340

See Accompanying Notes to Financial Statements

69

BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	8.736	USD	600,000	33,835	$—	33,835
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	8.736	USD	300,000	15,260	$—	15,260
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	14.168	USD	1,700,000	(23,873)	$(22,960)	(913)
Deutsche Bank AG	Government of France O.A.T.	Sell	0.250	03/20/16	14.470	USD	900,000	(38,806)	$(26,120)	(12,686)
Morgan Stanley	Government of France O.A.T.	Sell	0.250	03/20/16	14.470	USD	500,000	(21,559)	$(12,345)	(9,214)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	12/20/15	13.687	USD	700,000	(26,443)	$(9,327)	(17,116)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	03/20/16	14.470	USD	500,000	(21,559)	$(12,176)	(9,383)
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	03/20/16	14.470	USD	800,000	(34,494)	$(23,195)	(11,299)
Barclays Bank PLC	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	8.451	USD	200,000	1,430	$(1,478)	2,908
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/15	4.252	USD	1,000,000	15,624	$6,235	9,389
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	8.451	USD	800,000	5,719	$(5,374)	11,093
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	8.451	USD	2,100,000	15,011	$(16,455)	31,466
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	8.451	USD	3,800,000	27,163	$(25,546)	52,709
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	8.451	USD	100,000	715	$(672)	1,387
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	06/20/17	8.986	USD	3,300,000	16,210	$(9,295)	25,505
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	06/20/17	8.986	USD	100,000	491	$(282)	773
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	8.451	USD	700,000	5,004	$(4,391)	9,395
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	06/20/17	8.986	USD	500,000	2,456	$(1,292)	3,748
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	25.077	USD	2,900,000	(143,860)	$(72,911)	(70,949)
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/18	29.274	USD	2,500,000	(242,854)	$(115,736)	(127,118)
UBS Warburg LLC	Metlife Inc.	Sell	1.000	12/20/15	25.077	USD	1,600,000	(79,371)	$(59,894)	(19,477)
Barclays Bank PLC	Morgan Stanley	Sell	1.000	09/20/12	23.999	USD	100,000	(321)	$(416)	95
Barclays Bank PLC	People’s Republic of China	Sell	1.000	03/20/16	8.658	USD	1,000,000	4,906	$8,664	(3,758)
Deutsche Bank AG	People’s Republic of China	Sell	1.000	03/20/15	6.636	USD	5,000,000	45,480	$15,148	30,332
Deutsche Bank AG	People’s Republic of China	Sell	1.000	09/20/16	9.548	USD	400,000	745	$1,780	(1,035)
Goldman Sachs & Co.	People’s Republic of China	Sell	1.000	09/20/16	9.548	USD	100,000	186	$440	(254)
JPMorgan Chase & Co.	People’s Republic of China	Sell	1.000	06/20/17	11.519	USD	8,800,000	(63,992)	$(45,462)	(18,530)
Morgan Stanley	People’s Republic of China	Sell	1.000	09/20/16	9.548	USD	600,000	1,118	$2,517	(1,399)
UBS Warburg LLC	People’s Republic of China	Sell	1.000	09/20/16	9.548	USD	300,000	559	$1,255	(696)
Goldman Sachs & Co.	Republic of France	Sell	0.250	12/20/16	16.660	USD	4,600,000	(277,699)	$(295,238)	17,539
HSBC	Republic of France	Sell	0.250	09/20/16	15.763	USD	300,000	(16,107)	$(9,385)	(6,722)
UBS Warburg LLC	Republic of France	Sell	0.250	09/20/16	15.763	USD	100,000	(5,369)	$(4,366)	(1,003)
UBS Warburg LLC	Republic of Indonesia	Sell	1.000	09/20/16	15.691	USD	300,000	(6,919)	$(3,893)	(3,026)
JPMorgan Chase & Co.	Republic of Korea	Sell	1.000	06/20/17	11.743	USD	5,500,000	(45,850)	$(56,563)	10,713
UBS Warburg LLC	Republic of Korea	Sell	1.000	06/20/17	11.743	USD	3,300,000	(27,510)	$(32,409)	4,899
Deutsche Bank AG	Reynolds American Inc.	Sell	1.280	06/20/17	13.088	USD	600,000	(825)	$—	(825)
Citigroup, Inc.	Ruplic of Kazakhstan	Sell	1.000	03/20/16	22.226	USD	300,000	(13,091)	$(6,277)	(6,814)
HSBC	The Export-Import Bank of China	Sell	1.000	06/20/17	17.364	USD	600,000	(20,777)	$(22,724)	1,947
Citigroup, Inc.	United Kingdom Gilt	Sell	1.000	12/20/16	5.549	USD	6,100,000	119,686	$20,729	98,957
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	3.010	USD	4,600,000	95,425	$24,059	71,366

See Accompanying Notes to Financial Statements

70

Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	3.731	USD	1,000,000	21,662	$15,565	6,097
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	3.731	USD	800,000	17,330	$12,330	5,000
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/16	5.549	USD	4,100,000	80,445	$10,441	70,004
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	4.628	USD	400,000	8,459	$5,475	2,984
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	9.262	USD	600,000	1,196	$(7,165)	8,361
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	9.262	USD	600,000	1,196	$(7,312)	8,508
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	10.100	USD	1,000,000	(317)	$(9,680)	9,363
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	11.101	USD	8,000,000	(32,151)	$(33,415)	1,264
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	9.262	USD	200,000	399	$(2,437)	2,836
Deutsche Bank AG	United Mexican States	Sell	1.000	06/20/17	13.284	USD	8,800,000	(138,244)	$(107,925)	(30,319)
Goldman Sachs & Co.	United Mexican States	Sell	1.000	06/20/17	13.284	USD	600,000	(9,426)	$(5,768)	(3,658)
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	2.904	EUR	5,000,000	(8,170)	$(45,617)	37,447
								$(1,264,231)	$(1,314,707)	$50,476

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD	24,500,000	$(9,373,810)	$(3,322,212)
				$(9,373,810)	$(3,322,212)

ING PIMCO Total Return Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN	111,000,000	$155,576	$45,050	$110,526
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	26,000,000	18,865	(18,093)	36,958
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	5,700,000	63,507	1	63,506
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN	16,100,000	22,565	5,820	16,745
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	13,000,000	9,432	(5,067)	14,499
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	6,000,000	8,411	2,876	5,535
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN	9,000,000	6,530	(5,602)	12,132
				$284,886	$24,985	$259,901

See Accompanying Notes to Financial Statements

71

ING PIMCO Total Return Portfolio Written Inflation Floors Outstanding on June 30, 2012:

Inflation Floors

Counterparty	Underlying Reference Entity/Obligation	Strike Index	Floor Rate	Termination Date	Notional Amount		Premiums Received	Fair Value
Citigroup, Inc.	CPURNSA Index	215.949	0.000%	03/12/20	USD	1,600,000	$13,760	$(2,357)
Citigroup, Inc.	CPURNSA Index	216.687	0.000%	04/07/20	USD	2,000,000	17,600	(3,113)
Citigroup, Inc.	CPURNSA Index	217.965	0.000%	09/29/20	USD	2,200,000	28,380	(3,675)
Deutsche Bank AG	CPURNSA Index	215.949	0.000%	03/10/20	USD	1,000,000	7,500	(2,147)
							$67,240	$(11,292)

ING PIMCO Total Return Portfolio Written Swaptions Open on June 30, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD	6,300,000	$28,350	$(2,326)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	6,000,000	41,400	(272)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	43,000,000	552,697	(473)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	2,900,000	19,756	—
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	9,100,000	224,982	(1)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.000%	08/13/12	USD	4,700,000	48,293	(191)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD	12,600,000	88,928	(15,761)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	72,800,000	505,034	(3,298)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	36,800,000	380,272	(405)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.000%	03/18/13	USD	6,300,000	59,204	(11,977)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD	43,900,000	121,809	(16,208)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.400%	03/18/13	USD	6,400,000	124,160	(39,924)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	6,500,000	29,087	(294)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	24,300,000	146,407	(267)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	18,400,000	112,916	(2)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	10.000%	07/10/12	USD	4,900,000	29,522	(1)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.350%	08/13/12	USD	10,600,000	43,328	(2,574)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	18,600,000	86,739	(843)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	21,600,000	299,766	(238)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	11/19/12	USD	19,700,000	74,368	(362)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	05/30/13	USD	17,000,000	125,333	(85,916)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	60,000,000	470,204	(6)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	3,000,000	75,330	—
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.400%	03/18/13	USD	6,400,000	59,840	(100,744)
					Total Written Swaptions			$3,747,725	$(282,083)

See Accompanying Notes to Financial Statements

72

The following sales commitments were held by the ING PIMCO Total Return Portfolio at June 30, 2012:

Principal Amount	Description	Fair Value
$(1,000,000)	Fannie Mae	$(1,071,563)
	Total Sales Commitments Cost $(1,070,312)	$(1,071,563)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2012 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Asset Derivatives

Interest rate contracts	Investments in securities at value*	$20,625
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	717,406
Credit contracts	Upfront payments paid on swap agreements	1,645,125
Interest rate contracts	Upfront payments paid on swap agreements	53,747
Credit contracts	Unrealized appreciation on swap agreements	676,359
Interest rate contracts	Unrealized appreciation on swap agreements	259,901
Interest rate contracts	Net Assets- Unrealized appreciation**	252,983
Total Asset Derivatives		$3,626,146

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,450,055
Credit contracts	Upfront payments received on swap agreements	1,439,345
Interest rate contracts	Upfront payments received on swap agreements	28,762
Credit contracts	Unrealized depreciation on swap agreements	652,138
Interest rate contracts	Net Assets- Unrealized depreciation***	3,322,212
Interest rate contracts	Written options, at fair value	293,375
Total Liability Derivatives		$8,185,887

* Includes purchased options.

** Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

*** Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

73

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2012 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging		Foreign currency related
instruments	Investments*	transactions**	Futures	Swaps	Written options	Total

Credit contracts	$—	$—	$—	(1,212,451)	$—	$(1,212,451)
Foreign exchange contracts	—	6,451,400	—	—	—	6,451,400
Interest rate contracts	41,259	—	5,658,570	6,498,245	1,504,724	13,702,798
Total	$41,259	$6,451,400	$5,658,570	$5,285,794	$1,504,724	$18,941,747

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging		Foreign currency related
instruments	Investments*	transactions**	Futures	Swaps	Written options	Total

Credit contracts	$—	$—	$—	$4,385,716	$—	$4,385,716
Foreign exchange contracts	—	(4,131,304)	—	—	—	(4,131,304)
Interest rate contracts	(15,603)	—	(2,737,246)	(5,982,550)	451,226	(8,284,173)
Total	$(15,603)	$(4,131,304)	$(2,737,246)	$(1,596,834)	$451,226	$(8,029,761)

* Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

** Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

74

PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 79.8%
		Consumer Discretionary: 12.0%
385,000		Beazer Homes USA, Inc., 9.125%, 06/15/18	341,688	0.3
200,000		Brown Shoe Co., Inc., 7.125%, 05/15/19	197,750	0.2
460,000	#,±	Buffalo Thunder Development Authority, 9.375%, 12/15/14	167,900	0.2
315,000	#	Burger King Capital Holdings LLC / Burger King Capital Finance, Inc., 04/15/19	249,244	0.3
145,000		Cambium Learning Group, Inc., 9.750%, 02/15/17	133,400	0.1
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	588,500	0.6
244,231		Cengage Learning Acquisitions, Inc., 2.500%, 07/04/14	227,185	0.2
544,500		Chrysler Group LLC, 6.000%, 04/28/17	549,231	0.6
250,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	258,125	0.3
350,000		DR Horton, Inc., 2.000%, 05/15/14	522,375	0.5
477,000		DynCorp International, Inc., 10.375%, 07/01/17	410,220	0.4
66,012		Federal Mogul Corp., 2.188%, 12/28/15	62,973	0.1
129,384		Federal Mogul Corp., 2.188%, 12/29/14	123,427	0.1
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	91,750	0.1
622,000		Ford Motor Co., 4.250%, 11/15/16	867,690	0.9
105,000		Goodyear Tire & Rubber Co/The, 7.000%, 05/15/22	105,394	0.1
250,000		KB Home, 8.000%, 03/15/20	255,625	0.3
199,500		Landry’s, Inc., 6.500%, 03/22/18	200,248	0.2
2,600,000	X	Lear Corp. Escrow	—	—
104,000	#	Lennar Corp., 2.750%, 12/15/20	160,810	0.2
1,010,000	#,±	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15	85,850	0.1
145,000		MDC Partners, Inc., 11.000%, 11/01/16	155,150	0.2
145,000	#	Meritage Homes Corp., 7.000%, 04/01/22	149,712	0.1
100,000	#	Monitronics International, Inc., 9.125%, 04/01/20	96,500	0.1
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	71,187	0.1
615,269	#,&	Pegasus Solutions, Inc., 13.000%, 04/15/14	526,055	0.5
175,000	#	Pittsburgh Glass Works LLC, 8.500%, 04/15/16	161,875	0.2
150,000		Regal Entertainment Group, 9.125%, 08/15/18	165,750	0.2
200,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	214,500	0.2
205,000		Scientific Games International, Inc., 9.250%, 06/15/19	225,500	0.2
450,000		Sitel LLC / Sitel Finance Corp., 11.500%, 04/01/18	322,875	0.3
360,000		Sonic Automotive, Inc., 5.000%, 10/01/29	470,700	0.5
117,000		Star Gas Partners L.P./Star Gas Finance Co., 8.875%, 12/01/17	115,245	0.1
620,000		Ticketmaster Entertainment, Inc., 10.750%, 08/01/16	658,750	0.7
416,000	#	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 09/01/17	443,040	0.4
665,000	#	Univision Communications, Inc., 6.875%, 05/15/19	688,275	0.7
75,000		Univision Communications, Inc., 4.495%, 03/29/17	70,852	0.1
105,000	#	UR Financing Escrow Corp., 7.375%, 05/15/20	109,987	0.1
260,000	#	UR Financing Escrow Corp., 7.625%, 04/15/22	273,000	0.3
480,000		Wesco Distribution, Inc., 7.500%, 10/15/17	493,200	0.5
243,481		Wide Open West, 8.750%, 06/18/14	242,721	0.2
440,000	#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	459,800	0.5
			11,714,059	12.0

		Consumer Staples: 4.2%
430,000		Alliance One International, Inc., 5.500%, 07/15/14	413,338	0.4
825,000		Alliance One International, Inc., 10.000%, 07/15/16	831,188	0.9
100,000		Constellation Brands, Inc., 6.000%, 05/01/22	107,750	0.1
350,000	#	Corsicanto Ltd., 3.500%, 01/15/32	633,062	0.6
492,500		Pierre Foods, Inc., 7.000%, 07/29/16	494,655	0.5
575,000		Pilgrim’s Pride Corp., 7.875%, 12/15/18	585,781	0.6
425,000	#	Post Holdings, Inc., 7.375%, 02/15/22	449,437	0.5

See Accompanying Notes to Financial Statements

75

480,000		Yankee Acquisition Corp., 9.750%, 02/15/17	499,200	0.5
89,775		Yankee Candle Co., 5.250%, 03/02/19	89,532	0.1
			4,103,943	4.2

		Energy: 14.0%
197,000		American Petroleum Tankers Parent LLC / AP Tankers Co., 10.250%, 05/01/15	206,358	0.2
135,018		Aquilex Holdings LLC, 8.750%, 03/11/16	134,343	0.1
475,000		Arch Coal, Inc., 7.250%, 06/15/21	400,188	0.4
275,000		Arch Coal, Inc., 7.000%, 06/15/19	233,750	0.2
154,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	161,700	0.2
125,000	#	Chaparral Energy, Inc., 7.625%, 11/15/22	128,125	0.1
170,000		Chaparral Energy, Inc., 8.250%, 09/01/21	180,625	0.2
300,000		Chesapeake Energy Corp., 2.250%, 12/15/38	242,625	0.3
338,000		Chesapeake Energy Corp., 2.500%, 05/15/37	291,103	0.3
152,000		Chesapeake Energy Corp., 2.500%, 05/15/37	126,920	0.1
305,000		Chesapeake Energy Corp., 6.775%, 03/15/19	297,756	0.3
120,000		Cimarex Energy Co., 5.875%, 05/01/22	124,950	0.1
175,000		Comstock Resources, Inc., 7.750%, 04/01/19	161,875	0.2
225,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	235,125	0.3
580,000		Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 04/01/21	600,300	0.6
200,000		Enterprise Products Operating L.P., 7.000%, 06/01/67	200,986	0.2
500,000	#	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	518,750	0.5
307,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	295,487	0.3
325,000		Exterran Holdings, Inc., 4.250%, 06/15/14	315,656	0.3
700,000	#	Foresight Energy LLC / Foresight Energy Corp., 9.625%, 08/15/17	704,375	0.7
531,409		Frac Tech International LLC, 6.250%, 04/19/16	487,199	0.5
100,000		Golar LNG Ltd., 3.750%, 03/07/17	94,029	0.1
305,000		Goodrich Petroleum Corp., 8.875%, 03/15/19	292,037	0.3
75,000	#	Green Field Energy Services, Inc., 13.000%, 11/15/16	64,875	0.1
200,000	#	Holly Energy Partners L.P./Holly Energy Finance Corp., 6.500%, 03/01/20	202,000	0.2
100,000		Holly Energy Partners L.P./Holly Energy Finance Corp., 8.250%, 03/15/18	106,500	0.1
150,000		James River Coal Co., 3.125%, 03/15/18	45,187	0.1
160,000	#	Kodiak Oil & Gas Corp., 8.125%, 12/01/19	165,000	0.2
125,000	#	Laredo Petroleum, Inc., 7.375%, 05/01/22	130,312	0.1
525,000	#	Linn Energy LLC/Linn Energy Finance Corp., 6.250%, 11/01/19	515,156	0.5
970,000		Massey Energy Co., 3.250%, 08/01/15	841,475	0.9
500,000	#	Murray Energy Corp., 10.250%, 10/15/15	441,250	0.5
71,000		Newpark Resources, Inc., 4.000%, 10/01/17	67,539	0.1
620,000	#	Northern Oil and Gas, Inc., 8.000%, 06/01/20	620,000	0.6
365,000		Oasis Petroleum, Inc., 6.875%, 01/15/23	367,281	0.4
540,000		Offshore Group Investments Ltd., 11.500%, 08/01/15	588,600	0.6
240,000	#	Offshore Group Investments Ltd., 11.500%, 08/01/15	261,600	0.3
300,000	#	Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20	306,000	0.3
115,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	114,713	0.1
175,000		Petrohawk Energy Corp., 7.250%, 08/15/18	197,135	0.2
650,000		Plains Exploration & Production Co., 6.125%, 06/15/19	656,500	0.7
785,000		Quicksilver Resources, Inc., 7.125%, 04/01/16	608,375	0.6
170,000	#	Samson Investment Co., 9.750%, 02/15/20	169,363	0.2
110,000		SM Energy Co., 6.500%, 11/15/21	112,475	0.1
100,000	#	Stone Energy Corp., 1.750%, 03/01/17	92,500	0.1
290,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.375%, 08/01/22	290,725	0.3
125,000		Vanguard Natural Resources, LLC, 7.875%, 04/01/20	125,156	0.1

See Accompanying Notes to Financial Statements

76

130,000		Venoco, Inc., 8.875%, 02/15/19	118,950	0.1
			13,642,929	14.0

		Financials: 7.3%
545,000	#	Alliant Holdings I, Inc., 11.000%, 05/01/15	568,163	0.6
136,844		Alliant Insurance Services, 3.461%, 08/21/14	137,012	0.1
70,000		Apollo Investment Corp., 5.750%, 01/15/16	69,125	0.1
250,000	#	Blue Fin Ltd., 14.091%, 05/28/13	251,350	0.3
200,000	#	DFC Global Corp., 3.250%, 04/15/17	216,250	0.2
200,000		Ford Motor Credit Co. LLC, 5.875%, 08/02/21	223,057	0.2
365,000	#	Forest City Enterprises, Inc., 4.250%, 08/15/18	362,263	0.4
1,645,000		Forest City Enterprises, Inc., 6.500%, 02/01/17	1,583,312	1.6
40,000		Forest City Enterprises, Inc., 7.625%, 06/01/15	39,900	0.0
150,000	#	Host Hotels & Resorts L.P., 2.500%, 10/15/29	195,187	0.2
213,964		HUB International Holdings, Inc., 6.750%, 06/13/14	214,766	0.2
360,000	#	HUB International Holdings, Inc., 10.250%, 06/15/15	368,550	0.4
70,000		Janus Capital Group, Inc., 6.700%, 06/15/17	75,198	0.1
1,000,000	#	Liberty Mutual Group, Inc., 7.000%, 03/15/37	895,000	0.9
305,000		National Money Mart Co., 10.375%, 12/15/16	337,788	0.4
235,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, 02/15/21	224,425	0.2
265,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	275,269	0.3
335,000	#	Reynolds Group Issuer, Inc., 8.500%, 05/15/18	329,975	0.3
200,000		Sabra Health Care L.P. / Sabra Capital Corp., 8.125%, 11/01/18	219,000	0.2
75,000		Springleaf Finance Corp., 5.500%, 05/28/17	70,821	0.1
525,000	#	USB Realty Corp., 1.605%, 12/22/49	390,017	0.4
110,000	#	USI Holdings Corp., 4.342%, 11/15/14	102,575	0.1
			7,149,003	7.3

		Health Care: 8.6%
710,000		Alere, Inc., 3.000%, 05/15/16	640,775	0.7
261,023		Ardent Health Services, 6.500%, 09/15/15	260,370	0.3
150,000		Aviv Healthcare Properties L.P. / Aviv Healthcare Capital Corp., 7.750%, 02/15/19	155,250	0.2
532,000		Cubist Pharmaceuticals, Inc., 2.500%, 11/01/17	768,075	0.8
451,414		Gentiva Health Services, Inc., 6.500%, 05/23/16	407,401	0.4
228,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	199,500	0.2
450,000	+	Hologic, Inc., 2.000%, 12/15/37	475,875	0.5
400,000		Kindred Healthcare, Inc., 8.250%, 06/01/19	373,000	0.4
332,000		Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	297,140	0.3
250,000		MedAssets, Inc., 8.000%, 11/15/18	265,000	0.3
250,000		Medicis Pharmaceutical Corp., 1.375%, 06/01/17	249,062	0.3
210,000		NuVasive, Inc., 2.750%, 07/01/17	208,163	0.2
425,000		PDL BioPharma, Inc., 3.750%, 05/01/15	461,125	0.5
350,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	374,500	0.4
305,000	#	Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	327,875	0.3
180,556		SHG Services, Inc., 8.750%, 09/23/16	179,766	0.2
294,375		Surgery Center Holdings, Inc., 6.500%, 09/20/16	292,903	0.3
878,852	#,&	Surgical Care Affiliates, Inc., 8.875%, 07/15/15	894,232	0.9
415,000		Tenet Healthcare Corp., 6.250%, 11/01/18	440,938	0.4
100,000	#	USPI Finance Corp., 9.000%, 04/01/20	106,500	0.1
145,000		Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	147,175	0.1
16,000	Z	Vanguard Health Systems, Inc., 13.530%, 02/01/16	10,720	0.0
631,000		Vertex Pharmaceuticals, Inc., 3.350%, 10/01/15	827,399	0.8
			8,362,744	8.6

		Industrials: 9.3%
250,000	#	ADS Tactical, Inc., 11.000%, 04/01/18	256,250	0.3
176,931		Aeroflex, Inc., 5.750%, 04/25/18	171,181	0.2
150,000	#	Aguila 3 SA, 7.875%, 01/31/18	155,250	0.2
100,000		Aircastle Ltd., 7.625%, 04/15/20	102,000	0.1

See Accompanying Notes to Financial Statements

77

175,000		Atkore International, Inc., 9.875%, 01/01/18	170,625	0.2
550,000	#	CEVA Group PLC, 11.500%, 04/01/18	506,000	0.5
145,000	#	CEVA Group PLC, 11.625%, 10/01/16	151,888	0.2
225,000		Coleman Cable, Inc., 9.000%, 02/15/18	232,875	0.2
100,000		Commercial Vehicle Group, Inc., 7.875%, 04/15/19	102,125	0.1
85,000		Continental Airlines, Inc., 4.500%, 01/15/15	125,056	0.1
120,464		DAE Aviation Holdings, 5.470%, 07/31/14	119,259	0.1
126,690		DAE Aviation Holdings, 5.470%, 07/31/14	125,423	0.1
509,000		General Cable Corp., 4.500%, 11/15/29	498,184	0.5
220,000		GeoEye, Inc., 9.625%, 10/01/15	231,550	0.2
120,000		Greenbrier Cos, Inc., 3.500%, 04/01/18	106,350	0.1
165,418		Hudson Product Corp., 9.000%, 08/27/15	148,876	0.1
217,905		Hunter Defense Technologies, 3.500%, 08/01/14	194,480	0.2
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	311,550	0.3
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	175,750	0.2
465,000		MasTec, Inc., 4.000%, 06/15/14	561,488	0.6
250,000	#	Mcron Finance Sub LLC / Mcron Finance Corp., 8.375%, 05/15/19	248,750	0.2
300,000	+	Meritor, Inc., 4.625%, 03/01/26	262,125	0.3
465,000		Mueller Water Products, 7.375%, 06/01/17	467,325	0.5
715,000		Navistar International Corp., 3.000%, 10/15/14	670,313	0.7
330,000		Navistar International Corp., 8.250%, 11/01/21	318,037	0.3
255,000		New Enterprise Stone & Lime Co., 11.000%, 09/01/18	162,562	0.2
100,000		Park-Ohio Industries, Inc., 8.125%, 04/01/21	102,750	0.1
560,000		Roper Industries, Inc., 01/15/34	689,500	0.7
85,000		Terex Corp., 6.500%, 04/01/20	86,275	0.1
253,000	#	USG Corp., 8.375%, 10/15/18	266,915	0.3
531,000		Wesco International, Inc., 6.000%, 09/15/29	1,148,288	1.2
200,000	&	YCC Holdings LLC / Yankee Finance, Inc., 10.250%, 02/15/16	204,500	0.2
			9,073,500	9.3

		Information Technology: 8.8%
316,000	#	Allen Systems Group, Inc., 10.500%, 11/15/16	260,700	0.3
250,000		Ciena Corp., 0.875%, 06/15/17	215,000	0.2
150,000	#	Emdeon, Inc., 11.000%, 12/31/19	168,750	0.2
350,000		Equinix, Inc., 3.000%, 10/15/14	592,375	0.6
245,000		Expert Global Solutions, Inc., 8.000%, 03/13/18	244,081	0.2
75,000	#	First Data Corp., 7.375%, 06/15/19	76,875	0.1
89,000	#	First Data Corp., 8.250%, 01/15/21	89,445	0.1
89,000		First Data Corp., 12.625%, 01/15/21	89,556	0.1
571,000		Lam Research Corp., 1.250%, 05/15/18	566,004	0.6
250,000		MEMC Electronic Materials, Inc., 7.750%, 04/01/19	198,750	0.2
450,000		Mentor Graphics Corp., 4.000%, 04/01/31	482,062	0.5
460,000		Novellus Systems, Inc., 2.625%, 05/15/41	567,525	0.6
550,000		Nuance Communications, Inc., 2.750%, 08/15/27	761,062	0.8
200,000	#	Nuance Communications, Inc., 2.750%, 11/01/31	221,750	0.2
556,000		ON Semiconductor Corp., 2.625%, 12/15/26	574,765	0.6
50,000		ON Semiconductor Corp., 2.625%, 12/15/26	53,813	0.1
475,000		Rovi Corp., 2.625%, 02/15/40	459,563	0.5
300,000		SanDisk Corp., 1.500%, 08/15/17	310,125	0.3
250,000		Seagate HDD Cayman, 7.000%, 11/01/21	270,625	0.3
210,000		Seagate HDD Cayman, 7.750%, 12/15/18	233,363	0.2
399,000		Sunpower Corp. - Class A, 4.750%, 04/15/14	358,102	0.4
255,000		SunPower Corp., 4.500%, 03/15/15	223,763	0.2
49,748		Vertafore, Inc., 5.250%, 07/31/16	49,592	0.0
65,000	#	Viasat, Inc., 6.875%, 06/15/20	65,975	0.1
375,000	#	Viasystems, Inc., 7.875%, 05/01/19	375,938	0.4
545,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	393,081	0.4
150,000		WebMD Health Corp., 2.250%, 03/31/16	140,625	0.1
635,000		WebMD Health Corp., 2.500%, 01/31/18	536,575	0.5
			8,579,840	8.8

		Materials: 9.0%
300,000		AEP Industries, Inc., 8.250%, 04/15/19	313,500	0.3

See Accompanying Notes to Financial Statements

78

550,000	#	Algoma Acquisition Corp., 9.875%, 06/15/15	468,875	0.5
335,574	#,&	ARD Finance SA, 11.125%, 06/01/18	313,762	0.3
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	144,787	0.2
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	681,600	0.7
279,250		Goodman Global, Inc., 5.750%, 10/06/16	279,669	0.3
420,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	430,500	0.4
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	189,983	0.2
247,495		HHI Holdings LLC, 7.750%, 03/09/17	248,732	0.3
215,000	#	Ineos Finance PLC, 9.000%, 05/15/15	227,900	0.2
235,000	#	Ineos Group Holdings PLC, 8.500%, 02/15/16	216,787	0.2
150,000	#	JMC Steel Group, 8.250%, 03/15/18	149,625	0.2
200,000	#	Kaiser Aluminum Corp., 8.250%, 06/01/20	205,000	0.2
660,000	#	LyondellBasell Industries NV, 5.000%, 04/15/19	695,475	0.7
350,000	#	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	218,750	0.2
155,000		Millar Western Forest Products Ltd., 8.500%, 04/01/21	119,350	0.1
225,000	#	Molycorp, Inc., 10.000%, 06/01/20	223,875	0.2
264,000		Momentive Performance Materials, Inc., 9.000%, 01/15/21	201,300	0.2
150,000	#	New Gold, Inc., 7.000%, 04/15/20	154,875	0.2
333	&	Noranda Aluminium Acquisition Corp., 4.730%, 05/15/15	320	0.0
1,400,000		Nova Chemicals Corp., 7.875%, 09/15/25	1,407,875	1.4
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	342,875	0.4
365,000	#	Sappi Papier Holding GmbH, 7.750%, 07/15/17	370,931	0.4
235,000	#	Sappi Papier Holding GmbH, 8.375%, 06/15/19	236,175	0.2
180,000		Steel Dynamics, Inc., 5.125%, 06/15/14	189,000	0.2
480,000		Texas Industries, Inc., 9.250%, 08/15/20	482,400	0.5
305,000		Xerium Technologies, Inc., 8.875%, 06/15/18	242,475	0.3
			8,756,396	9.0

		Telecommunication Services: 5.0%
450,000		Cincinnati Bell, Inc., 8.250%, 10/15/17	470,250	0.5
355,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	362,988	0.4
555,000		Frontier Communications Corp., 8.750%, 04/15/22	585,525	0.6
245,000		Frontier Communications Corp., 8.500%, 04/15/20	260,925	0.3
200,000		Frontier Communications Corp., 9.250%, 07/01/21	216,000	0.2
690,000	#,&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	715,012	0.7
150,000		Intelsat Corp., 3.241%, 02/01/14	146,850	0.1
50,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	52,750	0.1
102,406	&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	106,118	0.1
105,000		InterDigital, Inc./PA, 2.500%, 03/15/16	102,506	0.1
1,445,000	X	Millicom International Cellular S.A. Escrow	—	—
700,000		PAETEC Holding Corp., 8.875%, 06/30/17	757,750	0.8
200,000		Windstream Corp., 7.750%, 10/15/20	213,000	0.2
460,000		Windstream Corp., 7.500%, 06/01/22	476,100	0.5
350,000		Windstream Corp., 7.750%, 10/01/21	372,750	0.4
			4,838,524	5.0

		Utilities: 1.6%
624		AES Red Oak, LLC, 8.540%, 11/30/19	664	0.0
330,000	#	Intergen NV, 9.000%, 06/30/17	325,050	0.3
275,000		NRG Energy, Inc., 7.625%, 01/15/18	286,000	0.3
550,000		NRG Energy, Inc., 7.625%, 05/15/19	559,625	0.6
200,000		NRG Energy, Inc., 7.875%, 05/15/21	203,000	0.2
100,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	68,750	0.1
375,000		Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 15.000%, 04/01/21	129,375	0.1
			1,572,464	1.6

	Total Corporate Bonds/Notes (Cost $75,159,549)		77,793,402	79.8

See Accompanying Notes to Financial Statements

79

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.1%
1,000,000	# Timberstar Trust, 7.530%, 10/15/36	1,032,570	1.1

	Total Collateralized Mortgage Obligations (Cost $1,008,413)	1,032,570	1.1

ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
120,000	Bear Stearns Asset-Backed Securities, Inc., 0.695%, 01/25/47	43,486	0.0

	Total Asset-Backed Securities (Cost $55,953)	43,486	0.0

Shares
COMMON STOCK: 12.3%
		Consumer Discretionary: 0.9%
2,908		Lear Corp.	109,719	0.1
1,476	@	Perseus Holding Corp.	3,690	0.0
23,831		Service Corp. International	294,789	0.3
8,709		Starbucks Corp.	464,364	0.5
2,267	@	WMS Industries, Inc.	45,227	0.0
			917,789	0.9

		Consumer Staples: 0.1%
35,400	@	Alliance One International, Inc.	122,484	0.1

		Energy: 0.6%
37,081	@	Hercules Offshore, Inc.	131,267	0.1
6,900		Marathon Oil Corp.	176,433	0.2
3,450		Marathon Petroleum Corp.	154,974	0.2
2,859		Transocean Ltd.	127,883	0.1
			590,557	0.6

		Financials: 0.1%
2,445		Legg Mason, Inc.	64,474	0.1

		Health Care: 3.1%
7,438		Aetna, Inc.	288,371	0.3
1,400	@	Alere, Inc.	27,216	0.0
3,611	@	Alere, Inc.	747,477	0.8
4,404	@	Bio-Rad Laboratories, Inc.	440,444	0.5
5,400		Cigna Corp.	237,600	0.2
11,045		Thermo Fisher Scientific, Inc.	573,346	0.6
3,800		UnitedHealth Group, Inc.	222,300	0.2
5,850	@	Waters Corp.	464,900	0.5
			3,001,654	3.1

		Industrials: 2.8%
11,148	@	BE Aerospace, Inc.	486,722	0.5
19,600	@	Commercial Vehicle Group, Inc.	168,952	0.2
7,480		Cooper Industries PLC	509,987	0.5
16,312	@	DigitalGlobe, Inc.	247,290	0.2
5,414		ESCO Technologies, Inc.	197,286	0.2
6,900		Exelis, Inc.	68,034	0.1
4,100	@	General Cable Corp.	106,354	0.1
8,355	@	GeoEye, Inc.	129,335	0.1
785	@	Horizon Lines, Inc.	1,476	0.0
3,450		ITT Corp.	60,720	0.1
5,449		Kennametal, Inc.	180,634	0.2
5,300		Lennox International, Inc.	247,139	0.2
16,300	@	Orbital Sciences Corp.	210,596	0.2
6,900		Xylem, Inc.	173,673	0.2
			2,788,198	2.8

		Information Technology: 1.4%
5,800	@	Arrow Electronics, Inc.	190,298	0.2
14,400	@	Ingram Micro, Inc.	251,568	0.3
9,479	@	Itron, Inc.	390,914	0.4
21	@,X	Magnachip Semiconductors S.A.	—	—
32,651	@	OCZ Technology Group, Inc.	173,050	0.2
4,000	@	Research In Motion Ltd.	29,560	0.0
9,964	@	TE Connectivity Ltd.	317,951	0.3
			1,353,341	1.4

		Materials: 3.0%
16,600		Freeport-McMoRan Copper & Gold, Inc.	565,562	0.6
31,891		Georgia Gulf Corp.	818,642	0.8
29,649		LyondellBasell Industries NV	1,193,965	1.2
13,200	@	Owens-Illinois, Inc.	253,044	0.3
91,233	@	Polymet Mining Corp.	76,636	0.1
			2,907,849	3.0

		Telecommunication Services: 0.3%
28,800		Windstream Corp.	278,208	0.3

	Total Common Stock (Cost $9,111,476)		12,024,554	12.3

PREFERRED STOCK: 3.1%
		Energy: 0.7%
11,500	@	Petroquest Energy, Inc.	368,253	0.4
1,016	@	SandRidge Energy, Inc.	105,156	0.1
1,400	@	SandRidge Energy, Inc.	151,112	0.2
			624,521	0.7

		Financials: 2.1%
325	#,@,P	Ally Financial, Inc.	289,565	0.3
27,580	@,P	Forest City Enterprises, Inc.	1,466,911	1.5
13,000	@,P	GMAC Capital Trust I	312,650	0.3
775	#,@	Perseus Holding Corp.	13,563	0.0
			2,082,689	2.1

		Industrials: 0.3%
2,200	@,P	General Cable Corp.	285,725	0.3

	Total Preferred Stock (Cost $2,800,806)		2,992,935	3.1

WARRANTS: 0.3%
		Energy: 0.0%
75	@	Green Field Energy Services, Inc.	1,575	0.0

See Accompanying Notes to Financial Statements

80

		Industrials: 0.3%
3,874,272	@	Horizon Lines, Inc.	291,345	0.3

		Information Technology: —%
840	@,X	Magnachip Semiconductors S.A.	—	—

		Total Warrants (Cost $354,469)	292,920	0.3

		Total Long-Term Investments (Cost $88,490,666)	94,179,867	96.6

SHORT-TERM INVESTMENTS: 3.0%
		Mutual Funds: 3.0%
2,919,143		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,919,143)	2,919,143	3.0

		Total Short-Term Investments (Cost $2,919,143)	2,919,143	3.0

		Total Investments in Securities (Cost $91,409,809)	$97,099,010	99.6
		Assets in Excess of Other Liabilities	417,569	0.4
		Net Assets	$97,516,579	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
P	Preferred Stock may be called prior to convertible date.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $91,417,985.

Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$11,303,288
	Gross Unrealized Depreciation	(5,622,263)
	Net Unrealized Appreciation	$5,681,025

See Accompanying Notes to Financial Statements

81

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$914,099	$—	$3,690	$917,789
Consumer Staples	122,484	—	—	122,484
Energy	590,557	—	—	590,557
Financials	64,474	—	—	64,474
Health Care	3,001,654	—	—	3,001,654
Industrials	2,788,198	—	—	2,788,198
Information Technology	1,353,341	—	—	1,353,341
Materials	2,907,849	—	—	2,907,849
Telecommunication Services	278,208	—	—	278,208
Total Common Stock	12,020,864	—	3,690	12,024,554
Preferred Stock	—	2,979,372	13,563	2,992,935
Warrants	1,575	291,345	—	292,920
Corporate Bonds/Notes	—	77,267,347	526,055	77,793,402
Collateralized Mortgage Obligations	—	1,032,570	—	1,032,570
Asset-Backed Securities	—	43,486	—	43,486
Short-Term Investments	2,919,143	—	—	2,919,143
Total Investments, at fair value	$14,941,582	$81,614,120	$543,308	$97,099,010

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

82

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 20.2%
10,200	@	Autozone, Inc.	3,745,134	0.5
61,300	@	Bed Bath & Beyond, Inc.	3,788,340	0.5
176,500	@	Carmax, Inc.	4,578,410	0.6
62,100	@,L	Central European Media Enterprises Ltd.	315,468	0.0
38,900	@	Charter Communications, Inc.	2,756,843	0.4
83,200		Chico’s FAS, Inc.	1,234,688	0.2
7,300	@	Chipotle Mexican Grill, Inc.	2,773,635	0.4
82,200		Choice Hotels International, Inc.	3,282,246	0.5
79,000		CTC Media, Inc.	636,740	0.1
31,100	@,L	Deckers Outdoor Corp.	1,368,711	0.2
52,400		Dick’s Sporting Goods, Inc.	2,515,200	0.3
124,850	@	Discovery Communications, Inc. - Class C	6,253,737	0.9
82,900	@	Dollar General Corp.	4,508,931	0.6
77,100	@	Dollar Tree, Inc.	4,147,980	0.6
34,700	@	Fossil, Inc.	2,655,938	0.4
61,100		Gap, Inc.	1,671,696	0.2
138,200		Gentex Corp.	2,884,234	0.4
233,880	@,L	Groupon, Inc.	2,486,145	0.3
35,800		Guess ?, Inc.	1,087,246	0.2
29,000	@	Hyatt Hotels Corp.	1,077,640	0.2
72,100		Kohl’s Corp.	3,279,829	0.5
249,200	@	Liberty Media Corp. - Interactive	4,433,268	0.6
28,000	@	Lululemon Athletica, Inc.	1,669,640	0.2
63,150	@	The Madison Square Garden, Inc.	2,364,336	0.3
150,112		Marriott International, Inc.	5,884,390	0.8
166,200		Mattel, Inc.	5,391,528	0.7
110,600		McGraw-Hill Cos., Inc.	4,977,000	0.7
41,600		Men’s Wearhouse, Inc.	1,170,624	0.2
141,219	@	Michael Kors Holdings Ltd.	5,908,603	0.8
22,392	@,L	NetFlix, Inc.	1,533,180	0.2
97,600		New Oriental Education & Technology Group ADR	2,391,200	0.3
133,900		Omnicom Group	6,507,540	0.9
50,100	@	O’Reilly Automotive, Inc.	4,196,877	0.6
97,200	@,L	Pandora Media, Inc.	1,056,564	0.1
17,700	@	Panera Bread Co.	2,468,088	0.3
44,400		Petsmart, Inc.	3,027,192	0.4
93,300		Ross Stores, Inc.	5,828,451	0.8
82,800		Royal Caribbean Cruises Ltd.	2,155,284	0.3
112,600		Sotheby’s	3,756,336	0.5
16,300	L	Strayer Education, Inc.	1,777,026	0.2
48,400		Tiffany & Co.	2,562,780	0.4
82,150		Tim Hortons, Inc.	4,324,376	0.6
59,900	@	Toll Brothers, Inc.	1,780,827	0.2
22,000		Tractor Supply Co.	1,827,320	0.3
81,000	@	TRW Automotive Holdings Corp.	2,977,560	0.4
51,600	@	Urban Outfitters, Inc.	1,423,644	0.2
47,800	@	WABCO Holdings, Inc.	2,530,054	0.4
32,400		Weight Watchers International, Inc.	1,670,544	0.2
42,700		Williams-Sonoma, Inc.	1,493,219	0.2
31,200		Wynn Resorts Ltd.	3,236,064	0.4
			147,372,306	20.2

		Consumer Staples: 5.3%
105,700		Avon Products, Inc.	1,713,397	0.2
34,100		Beam, Inc.	2,130,909	0.3
33,700		Brown-Forman Corp.	3,263,845	0.5
30,000		Campbell Soup Co.	1,001,400	0.1
77,200		Church & Dwight Co., Inc.	4,282,284	0.6
20,500		Clorox Co.	1,485,430	0.2
90,900		Dr Pepper Snapple Group, Inc.	3,976,875	0.5
116,600		Flowers Foods, Inc.	2,708,618	0.4
34,800	@	Fresh Market, Inc.	1,866,324	0.3
41,700		Hershey Co.	3,003,651	0.4
16,600		JM Smucker Co.	1,253,632	0.2
13,000		Lorillard, Inc.	1,715,350	0.2
59,700		McCormick & Co., Inc.	3,620,805	0.5
19,200		Mead Johnson Nutrition Co.	1,545,792	0.2
52,900		Whole Foods Market, Inc.	5,042,428	0.7
			38,610,740	5.3

		Energy: 6.1%
82,500	@	Cameron International Corp.	3,523,575	0.5
28,100		Cimarex Energy Co.	1,548,872	0.2
46,200	@	Concho Resources, Inc.	3,932,544	0.5
31,100	@	Continental Resources, Inc.	2,071,882	0.3
27,900	L	Core Laboratories NV	3,233,610	0.4
24,200		Diamond Offshore Drilling	1,430,946	0.2
35,200	@	Dresser-Rand Group, Inc.	1,567,808	0.2
20,700	@	Dril-Quip, Inc.	1,357,713	0.2
48,200		EQT Corp.	2,584,966	0.3
92,900	@	FMC Technologies, Inc.	3,644,467	0.5
36,700	@	Kosmos Energy LLC	405,535	0.1
23,400		Lufkin Industries, Inc.	1,271,088	0.2
192,200	@	McDermott International, Inc.	2,141,108	0.3
111,300	@	Nabors Industries Ltd.	1,602,720	0.2
78,300		Oceaneering International, Inc.	3,747,438	0.5
73,000		Peabody Energy Corp.	1,789,960	0.2
63,700		QEP Resources, Inc.	1,909,089	0.3
67,700		Range Resources Corp.	4,188,599	0.6
37,900		SM Energy Co.	1,861,269	0.3
34,500	@	Southwestern Energy Co.	1,101,585	0.1
			44,914,774	6.1

		Financials: 7.8%
41,100	@	Arch Capital Group Ltd.	1,631,259	0.2
44,600		Axis Capital Holdings Ltd.	1,451,730	0.2
65,700		BankUnited, Inc.	1,549,206	0.2
92,200		Brown & Brown, Inc.	2,514,294	0.3
116,133		CBOE Holdings, Inc.	3,214,561	0.4
167,900	@	E*Trade Financial Corp.	1,349,916	0.2
101,700		Fifth Third Bancorp.	1,362,780	0.2
127,413		First Horizon National Corp.	1,102,123	0.2
117,000	@	Forest City Enterprises, Inc.	1,708,200	0.2
46,100	@,L	Green Dot Corp.	1,019,732	0.1

See Accompanying Notes to Financial Statements

83

43,600		HCC Insurance Holdings, Inc.	1,369,040	0.2
39,600	@	IntercontinentalExchange, Inc.	5,384,808	0.7
62,900	@	Invesco Ltd.	1,421,540	0.2
65,900		Jones Lang LaSalle, Inc.	4,637,383	0.6
112,800		Lazard Ltd.	2,931,672	0.4
102,000		Moody’s Corp.	3,728,100	0.5
75,000	@	MSCI, Inc. - Class A	2,551,500	0.4
30,200		Northern Trust Corp.	1,389,804	0.2
40,200		Principal Financial Group, Inc.	1,054,446	0.1
18,500		RenaissanceRe Holdings Ltd.	1,406,185	0.2
101,000		Starwood Hotels & Resorts Worldwide, Inc.	5,357,040	0.7
23,300	@	SVB Financial Group	1,368,176	0.2
97,100		TCF Financial Corp.	1,114,708	0.2
110,000		TD Ameritrade Holding Corp.	1,870,000	0.3
69,600		Willis Group Holdings Ltd.	2,539,704	0.3
31,700		WR Berkley Corp.	1,233,764	0.2
56,800		Zions Bancorp.	1,103,056	0.2
			57,364,727	7.8

		Health Care: 14.7%
59,700	@	Alexion Pharmaceuticals, Inc.	5,928,210	0.8
86,900	@	Alkermes PLC	1,474,693	0.2
41,500	@	AMERIGROUP Corp.	2,735,265	0.4
153,700		AmerisourceBergen Corp.	6,048,095	0.8
105,200	@	Ariad Pharmaceuticals, Inc.	1,810,492	0.2
58,700	@	BioMarin Pharmaceuticals, Inc.	2,323,346	0.3
91,800	@	Bruker BioSciences Corp.	1,221,858	0.2
15,100	@	Catalyst Health Solutions, Inc.	1,410,944	0.2
38,800	@	Cerner Corp.	3,207,208	0.4
31,100		Cigna Corp.	1,368,400	0.2
56,800	@	Community Health Systems, Inc.	1,592,104	0.2
30,900	@	Covance, Inc.	1,478,565	0.2
47,200		CR Bard, Inc.	5,071,168	0.7
36,800	@	Cubist Pharmaceuticals, Inc.	1,395,088	0.2
45,400	@	DaVita, Inc.	4,458,734	0.6
79,300	@,L	Dendreon Corp.	586,820	0.1
74,200		Densply International, Inc.	2,805,502	0.4
17,900	@	Edwards Lifesciences Corp.	1,849,070	0.3
104,300	@	Elan Corp. PLC ADR	1,521,737	0.2
44,900	@	Henry Schein, Inc.	3,524,201	0.5
63,100	@	HMS Holdings Corp.	2,101,861	0.3
65,900	@	Hospira, Inc.	2,305,182	0.3
108,100	@	Human Genome Sciences, Inc.	1,419,353	0.2
26,900		Humana, Inc.	2,083,136	0.3
25,500	@	Idexx Laboratories, Inc.	2,451,315	0.3
170,800	@,L	Incyte Corp., Ltd.	3,877,160	0.5
39,000	@	Laboratory Corp. of America Holdings	3,611,790	0.5
27,500	@	Life Technologies Corp.	1,237,225	0.2
16,700	@	Medivation, Inc.	1,526,380	0.2
38,100	@	Mednax, Inc.	2,611,374	0.4
18,300	@	Mettler Toledo International, Inc.	2,852,055	0.4
51,000	@	Myriad Genetics, Inc.	1,212,270	0.2
45,900	@	Pharmacyclics, Inc.	2,506,599	0.3
73,900		Quest Diagnostics	4,426,610	0.6
39,300	@	Regeneron Pharmaceuticals, Inc.	4,488,846	0.6
55,600	@	SXC Health Solutions Corp.	5,516,076	0.8
37,200	@	Thoratec Corp.	1,249,176	0.2
38,900		Universal Health Services, Inc.	1,678,924	0.2
47,800	@	Valeant Pharmaceuticals International, Inc.	2,140,962	0.3
27,500	@	Varian Medical Systems, Inc.	1,671,175	0.2
55,500	@	Vertex Pharmaceuticals, Inc.	3,103,560	0.4
16,900	@	Waters Corp.	1,343,043	0.2
			107,225,572	14.7

		Industrials: 14.9%
58,375		Ametek, Inc.	2,913,496	0.4
113,150	@	Babcock & Wilcox Co.	2,772,175	0.4
77,400		CH Robinson Worldwide, Inc.	4,530,222	0.6
29,500		Clarcor, Inc.	1,420,720	0.2
37,200	@	Clean Harbors, Inc.	2,098,824	0.3
40,500	@	Copa Holdings S.A.	3,340,440	0.5
53,400	@	Copart, Inc.	1,265,046	0.2
76,800		Donaldson Co., Inc.	2,562,816	0.4
17,200		Dun & Bradstreet Corp./The	1,224,124	0.2
80,800		Embraer SA ADR	2,143,624	0.3
90,300		Expeditors International Washington, Inc.	3,499,125	0.5
62,900		Fastenal Co.	2,535,499	0.3
15,300		Flowserve Corp.	1,755,675	0.2
74,000		Fluor Corp.	3,651,160	0.5
77,500	@	Fortune Brands Home & Security, Inc.	1,725,925	0.2
42,300	@	General Cable Corp.	1,097,262	0.2
33,300		Graco, Inc.	1,534,464	0.2
89,900	@	Hertz Global Holdings, Inc.	1,150,720	0.2
43,800		Hubbell, Inc.	3,413,772	0.5
32,100		IDEX Corp.	1,251,258	0.2
41,600	@	IHS, Inc.	4,481,568	0.6
66,400	@	II-VI, Inc.	1,106,888	0.2
49,300		JB Hunt Transport Services, Inc.	2,938,280	0.4
41,600		Joy Global, Inc.	2,359,968	0.3
73,300		Kansas City Southern	5,098,748	0.7
54,400		Landstar System, Inc.	2,813,568	0.4
87,000		Manpower, Inc.	3,188,550	0.4
25,100		Paccar, Inc.	983,669	0.1
59,000		Pall Corp.	3,233,790	0.4
62,800	@	Quanta Services, Inc.	1,511,596	0.2
72,800	@,L	Rexnord Corp.	1,458,912	0.2
40,600	L	Ritchie Brothers Auctioneers, Inc.	862,750	0.1
72,800		Robert Half International, Inc.	2,079,896	0.3
47,200		Roper Industries, Inc.	4,652,976	0.6
103,400		Skywest, Inc.	675,202	0.1
266,300		Southwest Airlines Co.	2,455,286	0.3
80,800	@	Spirit Aerosystems Holdings, Inc.	1,925,464	0.3
18,500	@	Stericycle, Inc.	1,695,895	0.2

See Accompanying Notes to Financial Statements

84

57,700	@	Terex Corp.	1,028,791	0.1
17,200	@	TransDigm Group, Inc.	2,309,960	0.3
33,200		Valmont Industries, Inc.	4,016,204	0.5
54,600	@	Verisk Analytics, Inc.	2,689,596	0.4
32,500		Wabtec Corp.	2,535,325	0.3
92,500		Waste Connections, Inc.	2,767,600	0.4
22,300		WW Grainger, Inc.	4,264,652	0.6
			109,021,481	14.9

		Information Technology: 21.1%
57,000	@	Acme Packet, Inc.	1,063,050	0.1
139,100		Altera Corp.	4,707,144	0.6
65,700		Amphenol Corp.	3,608,244	0.5
119,200		Analog Devices, Inc.	4,490,264	0.6
58,900	@	Ansys, Inc.	3,717,179	0.5
44,100	@	Ariba, Inc.	1,973,916	0.3
119,400		ARM Holdings PLC ADR	2,840,526	0.4
145,000	@,L	Aruba Networks, Inc.	2,182,250	0.3
425,800	@	Atmel Corp.	2,852,860	0.4
117,300	@	Autodesk, Inc.	4,104,327	0.6
51,000	@	Check Point Software Technologies	2,529,090	0.3
79,900	@	Ciena Corp.	1,307,963	0.2
29,400	@	Citrix Systems, Inc.	2,467,836	0.3
31,800	@	Commvault Systems, Inc.	1,576,326	0.2
58,800	@	Concur Technologies, Inc.	4,004,280	0.5
318,224	@	Coupon.com	1,748,116	0.3
19,495	@	Dropbox, Inc.	176,412	0.0
10,500	@	Equinix, Inc.	1,844,325	0.2
17,200	@	F5 Networks, Inc.	1,712,432	0.2
14,000		Factset Research Systems, Inc.	1,301,160	0.2
92,200	@	Fortinet, Inc.	2,140,884	0.3
100,700	@	Gartner, Inc.	4,335,135	0.6
84,800	@	Genpact Ltd.	1,410,224	0.2
67,400	@	Informatica Corp.	2,855,064	0.4
69,200		Intersil Corp.	736,980	0.1
84,800		Intuit, Inc.	5,032,880	0.7
31,300	@,L	IPG Photonics Corp.	1,364,367	0.2
18,000	@	Itron, Inc.	742,320	0.1
83,200		Jabil Circuit, Inc.	1,691,456	0.2
187,000	@	JDS Uniphase Corp.	2,057,000	0.3
96,300	@	Juniper Networks, Inc.	1,570,653	0.2
30,400		KLA-Tencor Corp.	1,497,200	0.2
82,500	@	Lam Research Corp.	3,113,550	0.4
126,300		Linear Technology Corp.	3,956,979	0.5
15,500	@,L	LinkedIn Corp.	1,647,185	0.2
194,300	@	Marvell Technology Group Ltd.	2,191,704	0.3
79,700		Microchip Technology, Inc.	2,636,476	0.4
40,900	@	Micros Systems, Inc.	2,094,080	0.3
55,500		National Instruments Corp.	1,490,730	0.2
30,500	@	NetApp, Inc.	970,510	0.1
273,000	@	Nuance Communications, Inc.	6,502,860	0.9
256,600	@	Nvidia Corp.	3,546,212	0.5
157,800	@	ON Semiconductor Corp.	1,120,380	0.2
56,500		Paychex, Inc.	1,774,665	0.2
32,600	@	Rackspace Hosting, Inc.	1,432,444	0.2
99,900	@	Red Hat, Inc.	5,642,352	0.8
48,000	@	Riverbed Technolgoy, Inc.	775,200	0.1
66,500	@	Rovi Corp.	1,304,730	0.2
14,400	@	Salesforce.com, Inc.	1,990,944	0.3
33,100	@	Sandisk Corp.	1,207,488	0.2
36,700	@	ServiceNow, Inc.	902,820	0.1
69,200	@	Silicon Laboratories, Inc.	2,622,680	0.4
37,100	@,L	Sina Corp.	1,922,151	0.3
98,100	@	Skyworks Solutions, Inc.	2,684,997	0.4
36,600		Solera Holdings, Inc.	1,529,514	0.2
62,600	@	Teradata Corp.	4,507,826	0.6
150,000	@	TIBCO Software, Inc.	4,488,000	0.6
97,000	@	Trimble Navigation Ltd.	4,462,970	0.6
153,300	@	Vantiv, Inc.	3,570,357	0.5
193,100		Western Union Co.	3,251,804	0.4
128,900		Xilinx, Inc.	4,327,173	0.6
32,800	@	Zebra Technologies Corp.	1,127,008	0.2
			154,437,652	21.1

		Materials: 7.2%
24,300		Agnico-Eagle Mines Ltd.	983,178	0.1
15,400		Air Products & Chemicals, Inc.	1,243,242	0.2
22,000		Albemarle Corp.	1,312,080	0.2
86,500		Ball Corp.	3,550,825	0.5
36,900		Carpenter Technology Corp.	1,765,296	0.2
98,600		Celanese Corp.	3,413,532	0.5
21,100		CF Industries Holdings, Inc.	4,087,914	0.6
37,400		Cliffs Natural Resources, Inc.	1,843,446	0.2
81,500		Compass Minerals International, Inc.	6,216,820	0.8
195,200		Eldorado Gold Corp.	2,404,864	0.3
136,300		HudBay Minerals, Inc.	1,050,873	0.1
184,100	@	Osisko Mining Corp.	1,260,533	0.2
32,900		PPG Industries, Inc.	3,491,348	0.5
91,200		Rockwood Holdings, Inc.	4,044,720	0.6
47,500		Sherwin-Williams Co.	6,286,625	0.9
21,200		Sigma-Aldrich Corp.	1,567,316	0.2
53,000		Sociedad Quimica y Minera de Chile SA ADR	2,950,510	0.4
78,700	@	Stillwater Mining Co.	672,098	0.1
47,900		Ternium SA ADR	937,403	0.1
28,500	L	United States Steel Corp.	587,100	0.1
34,200		Vulcan Materials Co.	1,358,082	0.2
34,600		Walter Industries, Inc.	1,527,936	0.2
			52,555,741	7.2

		Telecommunication Services: 1.6%
118,200	@	Crown Castle International Corp.	6,933,612	0.9
34,600	@	NII Holdings, Inc.	353,958	0.1
81,450	@	SBA Communications Corp.	4,646,722	0.6
			11,934,292	1.6

		Utilities: 0.4%
178,800	@	Calpine Corp.	2,951,988	0.4

	Total Common Stock (Cost $614,749,427)		726,389,273	99.3

PREFERRED STOCK: 0.4%
		Energy: 0.2%
131,000	@	Halcon Resources Corp.	1,236,640	0.2

		Information Technology: 0.2%
24,209	@	Dropbox, Inc. - Series A	219,070	0.0
118,921	@	Dropbox, Inc. - Series A-1	1,076,128	0.1

See Accompanying Notes to Financial Statements

85

32,539	@,X	Workday, Inc.	431,467	0.1
			1,726,665	0.2

	Total Preferred Stock (Cost $2,905,665)		2,963,305	0.4

	Total Long-Term Investments (Cost $617,655,092)		729,352,578	99.7

Principal Amount†
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateral(cc)(1): 3.1%
5,439,639	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $5,439,724, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $5,548,432, due 05/01/32-06/01/42)	5,439,639	0.7
5,439,639	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $5,439,728, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $5,548,432, due 07/01/42-02/20/61)	5,439,639	0.7
5,439,639	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $5,439,719, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $5,548,432, due 04/01/24-06/01/42)	5,439,639	0.8
5,439,639	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $5,439,751, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,548,432, due 10/01/14-02/25/44)	5,439,639	0.7
1,145,184	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,145,203, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,168,088, due 07/01/21-04/01/42)	1,145,184	0.2
		22,903,740	3.1

Shares
	Mutual Funds: 0.0%
1,000	T. Rowe Price Reserve Investment Fund (Cost $1,000)	1,000	0.0

	Total Short-Term Investments (Cost $22,904,740)	22,904,740	3.1

	Total Investments in Securities (Cost $640,559,832)	$752,257,318	102.8
	Liabilities in Excess of Other Assets	(20,790,189)	(2.8)
	Net Assets	$731,467,129	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $640,855,228.

Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$173,141,840
	Gross Unrealized Depreciation	(61,739,750)

	Net Unrealized Appreciation	$111,402,090

See Accompanying Notes to Financial Statements

86

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$147,372,306	$—	$—	$147,372,306
Consumer Staples	38,610,740	—	—	38,610,740
Energy	44,914,774	—	—	44,914,774
Financials	57,364,727	—	—	57,364,727
Health Care	107,225,572	—	—	107,225,572
Industrials	109,021,481	—	—	109,021,481
Information Technology	152,513,124	—	1,924,528	154,437,652
Materials	49,605,231	2,950,510	—	52,555,741
Telecommunication Services	11,934,292	—	—	11,934,292
Utilities	2,951,988	—	—	2,951,988
Total Common Stock	721,514,235	2,950,510	1,924,528	726,389,273
Preferred Stock	1,236,640	—	1,726,665	2,963,305
Short-Term Investments	1,000	22,903,740	—	22,904,740
Total Investments, at fair value	$722,751,875	$25,854,250	$3,651,193	$752,257,318

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

87

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Consumer Discretionary: 20.4%
181,000	@	Amazon.com, Inc.	41,331,350	3.5
24,300	@	Autozone, Inc.	8,922,231	0.8
215,400	@	Carmax, Inc.	5,587,476	0.5
139,884		Carnival PLC	4,782,691	0.4
29,200	@	Chipotle Mexican Grill, Inc.	11,094,540	0.9
42,300		Coach, Inc.	2,473,704	0.2
74,400	@	Dollar Tree, Inc.	4,002,720	0.3
180,200		D.R. Horton, Inc.	3,312,076	0.3
55,304	@	Fossil, Inc.	4,232,968	0.4
326,612	@,L	Groupon, Inc.	3,471,885	0.3
93,900		Harley-Davidson, Inc.	4,294,047	0.4
175,300		Home Depot, Inc.	9,289,147	0.8
210,300		Las Vegas Sands Corp.	9,145,947	0.8
119,000	L	Lennar Corp.	3,678,290	0.3
227,711		Marriott International, Inc.	8,926,271	0.8
218,800	@	MGM Resorts International	2,441,808	0.2
131,900		Nike, Inc.	11,578,182	1.0
4,900	@	NVR, Inc.	4,165,000	0.3
628,600	L	Prada SpA	4,241,720	0.4
54,059	@	Priceline.com, Inc.	35,923,287	3.1
31,400		Ralph Lauren Corp.	4,397,884	0.4
111,800		Ross Stores, Inc.	6,984,146	0.6
445,500		Starbucks Corp.	23,754,060	2.0
23,500		Tractor Supply Co.	1,951,910	0.2
223,500		Walt Disney Co.	10,839,750	0.9
119,600		Yum! Brands, Inc.	7,704,632	0.6
			238,527,722	20.4

		Consumer Staples: 2.5%
100,900		Costco Wholesale Corp.	9,585,500	0.8
220,800		CVS Caremark Corp.	10,317,984	0.9
73,000	@	Monster Beverage Corp.	5,197,600	0.4
47,900		Whole Foods Market, Inc.	4,565,828	0.4
			29,666,912	2.5

		Energy: 3.5%
81,200		EOG Resources, Inc.	7,316,932	0.6
172,300	@	FMC Technologies, Inc.	6,759,329	0.6
83,800		Occidental Petroleum Corp.	7,187,526	0.6
69,400		Range Resources Corp.	4,293,778	0.4
135,600		Schlumberger Ltd.	8,801,796	0.7
248,800		Williams Cos., Inc.	7,170,416	0.6
			41,529,777	3.5

		Financials: 6.7%
273,800		American Express Co.	15,937,898	1.4
371,800		American Tower Corp.	25,992,538	2.2
89,808		Franklin Resources, Inc.	9,967,790	0.8
40,600	@	IntercontinentalExchange, Inc.	5,520,788	0.5
361,100	@	Invesco Ltd.	8,160,860	0.7
153,800		Starwood Hotels & Resorts Worldwide, Inc.	8,157,552	0.7
147,600		US Bancorp.	4,746,816	0.4
			78,484,242	6.7

		Health Care: 9.0%
88,300	@	Alexion Pharmaceuticals, Inc.	8,768,190	0.8
49,400		Allergan, Inc.	4,572,958	0.4
52,400		Baxter International, Inc.	2,785,060	0.2
64,700	@	Biogen Idec, Inc.	9,341,386	0.8
31,200	@	Catalyst Health Solutions, Inc.	2,915,328	0.3
59,858	@	Celgene Corp.	3,840,489	0.3
23,300		Covidien PLC	1,246,550	0.1
71,400	@	Edwards Lifesciences Corp.	7,375,620	0.6
177,700	@	Express Scripts Holding Co.	9,920,991	0.8
132,500	@	Gilead Sciences, Inc.	6,794,600	0.6
31,400	@	Human Genome Sciences, Inc.	412,282	0.0
146,100		McKesson Corp.	13,696,875	1.2
24,346		Novo-Nordisk A/S	3,531,068	0.3
27,300	@	Regeneron Pharmaceuticals, Inc.	3,118,206	0.3
127,000		Stryker Corp.	6,997,700	0.6
39,600	@,L	SXC Health Solutions Corp.	3,928,716	0.3
139,900		UnitedHealth Group, Inc.	8,184,150	0.7
118,500	@	Valeant Pharmaceuticals International, Inc.	5,307,615	0.5
50,600	@	Vertex Pharmaceuticals, Inc.	2,829,552	0.2
			105,567,336	9.0

		Industrials: 12.7%
108,500	@	Babcock & Wilcox Co.	2,658,250	0.2
108,900		Boeing Co.	8,091,270	0.7
617,600		Danaher Corp.	32,164,608	2.7
54,700		Deere & Co.	4,423,589	0.4
344,000		Fastenal Co.	13,866,640	1.2
130,600		FedEx Corp.	11,964,266	1.0
55,700	@	IHS, Inc.	6,000,561	0.5
102,600		JB Hunt Transport Services, Inc.	6,114,960	0.5
107,300		Kansas City Southern	7,463,788	0.6
113,300		Precision Castparts Corp.	18,636,717	1.6
55,400		Roper Industries, Inc.	5,461,332	0.5
99,900		Union Pacific Corp.	11,919,069	1.0
122,900	@	United Continental Holdings, Inc.	2,990,157	0.3
162,400		United Parcel Service, Inc. - Class B	12,790,624	1.1
22,900		WW Grainger, Inc.	4,379,396	0.4
			148,925,227	12.7

		Information Technology: 35.3%
199,600		Accenture PLC	11,993,964	1.0
165,100	@	Akamai Technologies, Inc.	5,241,925	0.4
229,900	@	Apple, Inc.	134,261,600	11.5
126,300	@	Autodesk, Inc.	4,419,237	0.4
142,200	@	Baidu.com ADR	16,350,156	1.4
249,000		Broadcom Corp.	8,416,200	0.7
86,600	@	Check Point Software Technologies	4,294,494	0.4
433,500	@	eBay, Inc.	18,211,335	1.6
338,700	@	EMC Corp.	8,680,881	0.7
279,291	@	Facebook, Inc.	8,256,959	0.7
75,950	@	Google, Inc. - Class A	44,056,317	3.8

See Accompanying Notes to Financial Statements

88

124,700	@	Informatica Corp.	5,282,292	0.5
550,700	@	Juniper Networks, Inc.	8,981,917	0.8
70,600	@	LinkedIn Corp.	7,502,662	0.6
84,501	@,X	LivingSocial.com	450,221	0.1
78,400		Mastercard, Inc.	33,720,624	2.9
240,206	@	Nuance Communications, Inc.	5,721,707	0.5
513,300		Qualcomm, Inc.	28,580,544	2.4
126,900	@	Red Hat, Inc.	7,167,312	0.6
45,116	@	Salesforce.com, Inc.	6,237,738	0.5
343,800		Tencent Holdings Ltd.	10,152,856	0.9
86,900	@	Teradata Corp.	6,257,669	0.5
114,400	@	Trimble Navigation Ltd.	5,263,544	0.4
44,243	@,X	Twitter, Inc.	707,888	0.1
72,209	@,X	Twitter, Inc.	1,155,344	0.1
115	@,X	Twitter, Inc. - Series A	1,840	0.0
1,793	@,X	Twitter, Inc. - Series B	28,688	0.0
32,286	@,X	Twitter, Inc. - Series B	516,576	0.0
460	@,X	Twitter, Inc. - Series C	7,360	0.0
8,758	@,X	Twitter, Inc. - Series C	140,128	0.0
16,982	@,X	Twitter, Inc. - Series D	271,712	0.0
5,817	@,X	Twitter, Inc. - Series F	93,072	0.0
172,700		Visa, Inc.	21,350,901	1.8
			413,775,663	35.3

		Materials: 3.3%
48,100		Ecolab, Inc.	3,296,293	0.3
221,300		Praxair, Inc.	24,061,949	2.1
81,100		Sherwin-Williams Co.	10,733,585	0.9
			38,091,827	3.3

		Telecommunication Services: 2.6%
525,312	@	Crown Castle International Corp.	30,814,802	2.6

	Total Common Stock (Cost $788,527,322)		1,125,383,508	96.0

Principal Amount†
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateral(cc)(1): 0.8%
2,122,963	Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $2,123,003, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $2,165,422, due 04/20/61-05/15/42)	2,122,963	0.2
2,122,963	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $2,122,998, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,165,422, due 07/01/42-02/20/61)	2,122,963	0.2
2,122,963	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $2,122,989, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $2,165,424, due 06/15/15)	2,122,963	0.2
2,122,963	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $2,123,007, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,165,422, due 10/01/14-02/25/44)	2,122,963	0.2
446,940	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $446,947, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $455,879, due 07/01/21-04/01/42)	446,940	0.0
		8,938,792	0.8

Shares
	Mutual Funds: 3.6%
42,202,365	T. Rowe Price Reserve Investment Fund (Cost $42,202,365)	42,202,365	3.6

	Total Short-Term Investments (Cost $51,141,157)	51,141,157	4.4

See Accompanying Notes to Financial Statements

89

Total Investments in Securities (Cost $839,668,479)	$1,176,524,665	100.4
Liabilities in Excess of Other Assets	(4,959,520)	(0.4)
Net Assets	$1,171,565,145	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $842,887,202.

Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$351,188,974
	Gross Unrealized Depreciation	(17,551,511)

	Net Unrealized Appreciation	$333,637,463

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$229,503,311	$9,024,411	$—	$238,527,722
Consumer Staples	29,666,912	—	—	29,666,912
Energy	41,529,777	—	—	41,529,777
Financials	78,484,242	—	—	78,484,242
Health Care	102,036,268	3,531,068	—	105,567,336
Industrials	148,925,227	—	—	148,925,227
Information Technology	391,993,019	18,409,815	3,372,829	413,775,663
Materials	38,091,827	—	—	38,091,827
Telecommunication Services	30,814,802	—	—	30,814,802
Total Common Stock	1,091,045,385	30,965,294	3,372,829	1,125,383,508
Short-Term Investments	42,202,365	8,938,792	—	51,141,157
Total Investments, at fair value	$1,133,247,750	$39,904,086	$3,372,829	$1,176,524,665

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

90

PORTFOLIO OF INVESTMENTS
ING TEMPLETON FOREIGN EQUITY PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Austria: 0.3%
159,152		Telekom Austria AG	1,564,293	0.3

		Belgium: 0.3%
76,070		KBC Groep NV	1,608,688	0.3

		Brazil: 1.2%
206,834		Petroleo Brasileiro SA ADR	3,882,274	0.7
125,220		Vale SA ADR	2,443,042	0.5
			6,325,316	1.2

		Canada: 2.0%
137,400		Husky Energy, Inc.	3,434,663	0.7
596,300		Talisman Energy, Inc.	6,835,105	1.3
			10,269,768	2.0

		China: 5.9%
1,833,000		China Life Insurance Co., Ltd.	4,827,214	0.9
795,000		China Mobile Ltd.	8,727,105	1.7
18,184,000		China Telecom Corp., Ltd.	7,981,780	1.6
1,987,570		Citic Pacific Ltd.	3,033,610	0.6
13,026,153		Shanghai Electric Group Co., Ltd.	5,335,389	1.1
			29,905,098	5.9

		France: 9.6%
79,980		Alstom	2,530,455	0.5
476,931		AXA S.A.	6,375,965	1.3
96,590		BNP Paribas	3,724,009	0.8
110,730		Cie Generale des Etablissements Michelin	7,244,675	1.4
446,220		France Telecom S.A.	5,867,090	1.2
130,246		Gaz de France	3,106,092	0.6
155,898		Sanofi-Aventis	11,801,635	2.3
172,448		Total S.A.	7,761,717	1.5
			48,411,638	9.6

		Germany: 11.7%
112,057		Bayer AG	8,074,768	1.6
364,650		Deutsche Post AG	6,451,939	1.3
241,782		E.ON AG	5,224,710	1.0
1,029,094		Infineon Technologies AG	6,965,138	1.4
76,740		Merck KGaA	7,663,769	1.5
42,850		Muenchener Rueckversicherungs AG	6,046,327	1.2
177,226		SAP AG	10,494,535	2.1
96,313		Siemens AG	8,092,925	1.6
			59,014,111	11.7

		Hong Kong: 3.4%
1,544,700		AIA Group Ltd.	5,335,486	1.1
273,700		Cheung Kong Holdings Ltd. ADR ADR	3,339,140	0.7
415,000		Hutchison Whampoa Ltd.	3,599,671	0.7
361,500		Swire Pacific Ltd.	4,204,552	0.8
253,050		Swire Properties Ltd.	762,057	0.1
			17,240,906	3.4

		India: 2.6%
576,682		Housing Development Finance Corp.	6,800,320	1.3
202,313		ICICI Bank Ltd. ADR	6,556,964	1.3
			13,357,284	2.6

		Italy: 3.2%
387,065		ENI S.p.A.	8,223,272	1.6
2,886,446		Intesa Sanpaolo S.p.A.	4,108,134	0.8
1,076,290	@	UniCredit SpA	4,080,878	0.8
			16,412,284	3.2

		Japan: 3.0%
589,400		Itochu Corp.	6,194,984	1.2
316,600		Nissan Motor Co., Ltd.	3,006,348	0.6
151,800		Toyota Motor Corp.	6,126,985	1.2
			15,328,317	3.0

		Netherlands: 7.3%
93,000		Akzo Nobel NV	4,377,017	0.9
111,010		Randstad Holdings NV	3,273,348	0.6
303,950		Royal Dutch Shell PLC - Class B	10,615,040	2.1
357,255		Koninklijke Philips Electronics NV	7,039,968	1.4
272,512	@	SBM Offshore NV	3,776,550	0.7
237,050		Unilever NV	7,918,778	1.6
			37,000,701	7.3

		Norway: 3.9%
386,320		Statoil ASA	9,213,164	1.8
617,940		Telenor ASA	10,330,905	2.1
			19,544,069	3.9

		Portugal: 0.5%
580,950		Portugal Telecom SGPS S.A.	2,544,361	0.5

		Singapore: 3.5%
961,582		DBS Group Holdings Ltd.	10,621,339	2.1
2,728,000		Singapore Telecommunications Ltd.	7,143,983	1.4
			17,765,322	3.5

		South Korea: 5.6%
145,608		KB Financial Group, Inc. ADR	4,759,925	1.0
105,784		LG Electronics, Inc.	5,699,914	1.1
16,884		Posco	5,405,448	1.1
22,933		Samsung Electronics Co., Ltd. GDR	12,260,864	2.4
			28,126,151	5.6

		Spain: 3.4%
900,397		Banco Santander Central Hispano S.A.	5,956,368	1.2
20,024		Inditex S.A.	2,069,790	0.4
135,271		Repsol YPF S.A.	2,174,500	0.4
531,199		Telefonica S.A.	6,992,423	1.4
			17,193,081	3.4

See Accompanying Notes to Financial Statements

91

		Sweden: 1.3%
744,650		Telefonaktiebolaget LM Ericsson	6,813,342	1.3

		Switzerland: 7.9%
99,019	@	Adecco S.A.	4,403,356	0.9
146,040	@	Credit Suisse Group	2,672,101	0.5
100,930		Nestle S.A.	6,023,287	1.2
92,996		Novartis AG	5,199,529	1.0
59,950		Roche Holding AG - Genusschein	10,355,344	2.1
134,541	@	Swiss Re Ltd.	8,481,708	1.7
222,812	@	UBS AG - Reg	2,607,385	0.5
			39,742,710	7.9

		Taiwan: 2.4%
626,784		Compal Electronics, Inc. GDR	2,868,101	0.6
195,316	@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,726,611	0.5
2,305,251		Taiwan Semiconductor Manufacturing Co., Ltd.	6,310,552	1.3
			11,905,264	2.4

		United Kingdom: 16.7%
976,480		Aviva PLC	4,181,231	0.8
1,194,330		BAE Systems PLC	5,414,639	1.1
931,060		BP PLC	6,217,788	1.2
233,610		CRH PLC	4,507,045	0.9
544,857		GlaxoSmithKline PLC	12,375,871	2.4
756,800		HSBC Holdings PLC	6,695,462	1.3
1,509,100	@	International Consolidated Airlines Group SA	3,777,066	0.8
1,598,725		Kingfisher PLC	7,211,859	1.4
7,890,500	@	Lloyds TSB Group PLC	3,854,569	0.8
988,660		Marks & Spencer Group PLC	5,041,799	1.0
343,990	@	Rolls-Royce Holdings PLC	4,636,199	0.9
46,398,320	@	Rolls-Royce Holdings PLC C Share	72,667	0.0
229,268		Standard Chartered PLC	4,980,372	1.0
1,051,970		Tesco PLC	5,112,376	1.0
3,777,936		Vodafone Group PLC	10,618,828	2.1
			84,697,771	16.7

		United States: 0.7%
43,930		PartnerRe Ltd.	3,324,183	0.7

	Total Common Stock (Cost $536,978,519)		488,094,658	96.4

	Assets in Excess of Other Liabilities		18,114,817	3.6
	Net Assets		$506,209,475	100.0

@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

	Cost for federal income tax purposes is $539,471,964.

	Net unrealized depreciation consists of:

	Gross Unrealized Appreciation	$53,447,728
	Gross Unrealized Depreciation	(104,825,034)

	Net Unrealized Depreciation	$(51,377,306)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	7.1%
Consumer Staples	3.8
Energy	12.0
Financials	23.0
Health Care	10.9
Industrials	12.7
Information Technology	9.6
Materials	3.4
Telecommunication Services	6.9
Telecommunications	5.4
Utilities	1.6
Assets in Excess of Other Liabilities	3.6
Net Assets	100.0%

See Accompanying Notes to Financial Statements

92

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Austria	$—	$1,564,293	$—	$1,564,293
Belgium	—	1,608,688	—	1,608,688
Brazil	6,325,316	—	—	6,325,316
Canada	10,269,768	—	—	10,269,768
China	—	29,905,098	—	29,905,098
France	—	48,411,638	—	48,411,638
Germany	—	59,014,111	—	59,014,111
Hong Kong	3,339,140	13,901,766	—	17,240,906
India	6,556,964	6,800,320	—	13,357,284
Italy	—	16,412,284	—	16,412,284
Japan	—	15,328,317	—	15,328,317
Netherlands	—	37,000,701	—	37,000,701
Norway	—	19,544,069	—	19,544,069
Portugal	—	2,544,361	—	2,544,361
Singapore	—	17,765,322	—	17,765,322
South Korea	4,759,925	23,366,226	—	28,126,151
Spain	—	17,193,081	—	17,193,081
Sweden	—	6,813,342	—	6,813,342
Switzerland	—	39,742,710	—	39,742,710
Taiwan	5,594,712	6,310,552	—	11,905,264
United Kingdom	—	84,697,771	—	84,697,771
United States	3,324,183	—	—	3,324,183
Total Common Stock	40,170,008	447,924,650	—	488,094,658
Total Investments, at fair value	$40,170,008	$447,924,650	$—	$488,094,658

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	7.1%
Consumer Staples	3.8
Energy	12.0
Financials	23.0
Health Care	10.9
Industrials	12.7
Information Technology	9.6
Materials	3.4
Telecommunication Services	6.9
Telecommunications	5.4
Utilities	1.6
Assets in Excess of Other Liabilities	3.6
Net Assets	100.0%

See Accompanying Notes to Financial Statements

93

PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Consumer Discretionary: 15.3%
4,734	@	Autozone, Inc.	1,738,183	0.9
187,200		Best Buy Co., Inc.	3,923,712	2.1
69,058	@	Delphi Automotive PLC	1,760,979	0.9
144,800		Gap, Inc.	3,961,728	2.1
65,996	@	Life Time Fitness, Inc.	3,069,474	1.6
801,282	@	Office Depot, Inc.	1,730,769	0.9
253,701	@	OfficeMax, Inc.	1,283,727	0.7
206,971	@	Pulte Homes, Inc.	2,214,590	1.2
420,700		Staples, Inc.	5,490,135	2.9
57,800		Yum! Brands, Inc.	3,723,476	2.0
			28,896,773	15.3

		Energy: 13.8%
155,900	@	Alpha Natural Resources, Inc.	1,357,889	0.7
54,000		Anadarko Petroleum Corp.	3,574,800	1.9
671,800	@,L	Bankers Petroleum Ltd.	1,174,545	0.6
62,300		ExxonMobil Corp.	5,331,011	2.9
147,900		Halliburton Co.	4,198,881	2.2
1,160		Inpex Holdings, Inc.	6,515,142	3.5
84,600		Total S.A.	3,807,763	2.0
			25,960,031	13.8

		Financials: 16.3%
402,600		Bank of America Corp.	3,293,268	1.8
441,900		Charles Schwab Corp.	5,713,767	3.0
138,600		Citigroup, Inc.	3,799,026	2.0
488,100	@	Genworth Financial, Inc.	2,762,646	1.5
275,800		Hartford Financial Services Group, Inc.	4,862,354	2.6
122,335		JPMorgan Chase & Co.	4,371,029	2.3
191,300		Metlife, Inc.	5,901,605	3.1
			30,703,695	16.3

		Health Care: 15.4%
184,944	@	Alere, Inc.	3,595,311	1.9
206,965	@	Community Health Systems, Inc.	5,801,229	3.1
147,081	@	Gilead Sciences, Inc.	7,542,314	4.0
48,000		St. Jude Medical, Inc.	1,915,680	1.0
125,377		Thermo Fisher Scientific, Inc.	6,508,320	3.4
61,184	@	Varian Medical Systems, Inc.	3,718,152	2.0
			29,081,006	15.4

		Industrials: 2.0%
66,000	@	Nielsen Holdings NV	1,730,520	0.9
95,029	@	Oshkosh Truck Corp.	1,990,857	1.1
			3,721,377	2.0

		Information Technology: 20.6%
150,329	@	Amdocs Ltd.	4,467,778	2.4
11,900	@	Apple, Inc.	6,949,600	3.7
78,100	@	EMC Corp.	2,001,703	1.1
10,961	@	Google, Inc. - Class A	6,358,147	3.4
171,700		Intel Corp.	4,575,805	2.4
122,128	@	Juniper Networks, Inc.	1,991,908	1.0
666,887	@	MEMC Electronic Materials, Inc.	1,447,145	0.8
118,074		Microsoft Corp.	3,611,883	1.9
62,100	@	NetApp, Inc.	1,976,022	1.0
341,400	@	Yahoo!, Inc.	5,404,362	2.9
			38,784,353	20.6

		Materials: 4.1%
731,338		Tokyo Steel Manufacturing Co., Ltd.	4,326,420	2.3
162,237	L	United States Steel Corp.	3,342,082	1.8
			7,668,502	4.1

		Telecommunication Services: 8.2%
743		KDDI Corp.	4,793,027	2.5
207,402	@	Level 3 Communications, Inc.	4,593,954	2.4
166,430		Softbank Corp.	6,195,138	3.3
			15,582,119	8.2

	Total Common Stock (Cost $193,761,982)		180,397,856	95.7

Principal Amount†
CORPORATE BONDS/NOTES: 0.6%
	Telecommunication Services: 0.6%
891,000	Level 3 Communications, Inc., 6.500%, 10/01/16	1,248,514	0.6

	Total Corporate Bonds/Notes (Cost $891,000)	1,248,514	0.6

	Total Long-Term Investments (Cost $194,652,982)	181,646,370	96.3

SHORT-TERM INVESTMENTS: 5.8%
	Securities Lending Collateral(cc)(1): 2.4%
1,063,522	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,063,539, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,084,792, due 05/01/32-06/01/42)	1,063,522	0.6

See Accompanying Notes to Financial Statements

94

1,063,522	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,063,539, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,084,792, due 07/01/42-02/20/61)	1,063,522	0.6
1,063,522	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,063,538, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,084,792, due 04/01/24-06/01/42)	1,063,522	0.5
1,063,522	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,063,544, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,084,792, due 10/01/14-02/25/44)	1,063,522	0.6
223,898	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $223,902, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $228,376, due 07/01/21-04/01/42)	223,898	0.1
		4,477,986	2.4

Shares
	Mutual Funds: 3.4%
6,359,198	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $6,359,198)	6,359,198	3.4

	Total Short-Term Investments (Cost $10,837,184)	10,837,184	5.8

	Total Investments in Securities (Cost $205,490,166)	$192,483,554	102.1
	Liabilities in Excess of Other Assets	(4,025,637)	(2.1)
	Net Assets	$188,457,917	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $207,681,445.

	Net unrealized depreciation consists of:

	Gross Unrealized Appreciation	$14,667,212
	Gross Unrealized Depreciation	(29,865,103)

	Net Unrealized Depreciation	$(15,197,891)

See Accompanying Notes to Financial Statements

95

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$28,896,773	$—	$—	$28,896,773
Energy	15,637,126	10,322,905	—	25,960,031
Financials	30,703,695	—	—	30,703,695
Health Care	29,081,006	—	—	29,081,006
Industrials	3,721,377	—	—	3,721,377
Information Technology	38,784,353	—	—	38,784,353
Materials	3,342,082	4,326,420	—	7,668,502
Telecommunication Services	4,593,954	10,988,165	—	15,582,119
Total Common Stock	154,760,366	25,637,490	—	180,397,856
Corporate Bonds/Notes	—	1,248,514	—	1,248,514
Short-Term Investments	6,359,198	4,477,986	—	10,837,184
Total Investments, at fair value	$161,119,564	$31,363,990	$—	$192,483,554

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

96

PORTFOLIO OF INVESTMENTS
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 13.0%
10,600	@	Amazon.com, Inc.	2,420,510	1.7
39,700		Coach, Inc.	2,321,656	1.7
67,800		Comcast Corp. — Class A	2,167,566	1.5
40,500		Johnson Controls, Inc.	1,122,255	0.8
43,100		Kohl’s Corp.	1,960,619	1.4
37,700		Macy’s, Inc.	1,294,995	0.9
8,400		Ralph Lauren Corp.	1,176,504	0.8
27,200		Starbucks Corp.	1,450,304	1.0
67,900		Time Warner, Inc.	2,614,150	1.9
37,600		Viacom - Class B	1,767,952	1.3
			18,296,511	13.0

		Consumer Staples: 3.1%
20,600		Colgate-Palmolive Co.	2,144,460	1.5
24,800		Philip Morris International, Inc.	2,164,048	1.6
			4,308,508	3.1

		Energy: 11.5%
37,200		Baker Hughes, Inc.	1,528,920	1.1
36,500	@	Ensco PLC	1,714,405	1.2
20,600		EOG Resources, Inc.	1,856,266	1.3
33,100		ExxonMobil Corp.	2,832,367	2.0
48,100		Halliburton Co.	1,365,559	1.0
37,200		Hess Corp.	1,616,340	1.1
145,900	@	McDermott International, Inc.	1,625,326	1.2
55,400		Noble Corp.	1,802,162	1.3
34,100		Peabody Energy Corp.	836,132	0.6
45,500	@,L	Ultra Petroleum Corp.	1,049,685	0.7
			16,227,162	11.5

		Financials: 17.4%
55,100		American Capital Agency Corp.	1,851,911	1.3
110,679		Citigroup, Inc.	3,033,711	2.2
5,700		CME Group, Inc.	1,528,227	1.1
20,900		Digital Realty Trust, Inc.	1,568,963	1.1
76,100	@	Invesco Ltd.	1,719,860	1.2
83,300		JPMorgan Chase & Co.	2,976,309	2.1
70,500		Lincoln National Corp.	1,541,835	1.1
53,300		Metlife, Inc.	1,644,305	1.2
130,400		Morgan Stanley	1,902,536	1.3
75,700		US Bancorp.	2,434,512	1.7
131,200		Wells Fargo & Co.	4,387,328	3.1
			24,589,497	17.4

		Health Care: 15.6%
46,800	@	Acorda Therapeutics, Inc.	1,102,608	0.8
12,300	@	Alexion Pharmaceuticals, Inc.	1,221,390	0.9
14,300		Allergan, Inc.	1,323,751	0.9
34,800	@,L	Alnylam Pharmaceuticals, Inc.	406,116	0.3
33,900		Baxter International, Inc.	1,801,785	1.3
11,600	@	Bio-Rad Laboratories, Inc.	1,160,116	0.8
30,700	@	Bruker BioSciences Corp.	408,617	0.3
26,300	@	Centene Corp.	793,208	0.6
20,600	@	Cubist Pharmaceuticals, Inc.	780,946	0.5
41,700	@	Gilead Sciences, Inc.	2,138,376	1.5
54,300		HCA Holdings, Inc.	1,652,349	1.2
58,800	@	Hospira, Inc.	2,056,824	1.5
49,500		Medtronic, Inc.	1,917,135	1.4
49,173		Merck & Co., Inc.	2,052,973	1.4
41,400		Teva Pharmaceutical Industries Ltd. ADR	1,632,816	1.1
25,900		UnitedHealth Group, Inc.	1,515,150	1.1
			21,964,160	15.6

		Industrials: 9.9%
31,900		Boeing Co.	2,370,170	1.7
43,700		General Dynamics Corp.	2,882,452	2.0
246,000	@	Hertz Global Holdings, Inc.	3,148,800	2.2
54,800		Illinois Tool Works, Inc.	2,898,372	2.1
37,900		Norfolk Southern Corp.	2,720,083	1.9
			14,019,877	9.9

		Information Technology: 19.1%
96,800	@	Adobe Systems, Inc.	3,133,416	2.2
12,600	@	Apple, Inc.	7,358,400	5.2
210,200	@	Atmel Corp.	1,408,340	1.0
41,300		Broadcom Corp.	1,395,940	1.0
36,300	@,L	Facebook, Inc.	1,129,656	0.8
25,700		Fidelity National Information Services, Inc.	875,856	0.6
112,100		Intersil Corp.	1,193,865	0.9
80,600	@	Juniper Networks, Inc.	1,314,586	0.9
188,100	@	Micron Technology, Inc.	1,186,911	0.8
41,100	@	NetApp, Inc.	1,307,802	0.9
44,700	@	Sandisk Corp.	1,630,656	1.2
97,500	@,L	ServiceSource International, Inc.	1,350,375	1.0
55,300	@	Skyworks Solutions, Inc.	1,513,561	1.1
140,800	@	Symantec Corp.	2,057,088	1.5
			26,856,452	19.1

		Materials: 4.0%
50,400		Celanese Corp.	1,744,848	1.2
69,200		Dow Chemical Co.	2,179,800	1.6
28,700		International Paper Co.	829,717	0.6
15,300		Rock-Tenn Co.	834,615	0.6
			5,588,980	4.0

		Telecommunication Services: 1.4%
186,700	@	MetroPCS Communications, Inc.	1,129,535	0.8
90,100	@	NII Holdings, Inc.	921,723	0.6
			2,051,258	1.4

		Utilities: 3.4%
34,100		Edison International	1,575,420	1.1
24,100		NextEra Energy, Inc.	1,658,321	1.2

See Accompanying Notes to Financial Statements

97

34,300	Pacific Gas & Electric Co.	1,552,761	1.1
		4,786,502	3.4

	Total Common Stock (Cost $131,839,599)	138,688,907	98.4

Principal Amount†
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateral(cc)(1): 2.8%
921,685	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $921,699, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $940,119, due 05/01/32-06/01/42)	921,685	0.7
1,000,000	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/01/42-02/20/61)	1,000,000	0.7
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-06/01/42)	1,000,000	0.7
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 10/01/14-02/25/44)	1,000,000	0.7
		3,921,685	2.8

Shares
	Mutual Funds: 1.6%
2,207,924	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,207,924)	2,207,924	1.6

	Total Short-Term Investments (Cost $6,129,609)	6,129,609	4.4

	Total Investments in Securities (Cost $137,969,208)	$144,818,516	102.8
	Liabilities in Excess of Other Assets	(3,935,389)	(2.8)
	Net Assets	$140,883,127	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $138,577,884.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$19,553,165
	Gross Unrealized Depreciation	(13,312,533)

	Net Unrealized Appreciation	$6,240,632

See Accompanying Notes to Financial Statements

98

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$138,688,907	$—	$—	$138,688,907
Short-Term Investments	2,207,924	3,921,685	—	6,129,609
Total Investments, at fair value	$140,896,831	$3,921,685	$—	$144,818,516

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

99

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2012

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 4, 2012